UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

BlackRock Midcap Index Fund

BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund

Blackrock Small/Mid Cap Index Fund

BlackRock Total Stock Market Index Fund

BlackRock Multifactor International Index Fund

BlackRock Multifactor USA Index Fund

BlackRock Min Vol EAFE Index Fund

BlackRock Min Vol USA Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 07/31/2016

Item 1 – Report to Stockholders

JULY 31, 2016

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Emerging Markets Long/Short Equity Fund
➢	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JULY 31, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and the divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. But markets recovered swiftly in July as economic data suggested that the negative impact had thus far been contained to the United Kingdom and investors returned to risk assets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.29%	5.61%
U.S. small cap equities (Russell 2000® Index)	18.76	0.00
International equities (MSCI Europe, Australasia, Far East Index)	8.25	(7.53)
Emerging market equities (MSCI Emerging Markets Index)	19.52	(0.75)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.22
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	8.53
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.54	5.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.27	7.06
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	13.84	5.01
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2016	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2016, the Fund’s Institutional Shares outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, while Investor A and Investor C Shares underperformed the benchmark.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to bottom-up security selection and top-down country and industry positioning, coupled with a long-short approach to controlling the Fund’s exposure to the market.

•

For the 12-month period, positive performance was mainly driven by stock selection and country and industry positioning within emerging markets. The outperformance was broad-based across emerging market holdings, as positions driven by company fundamentals, market sentiment or macro themes all contributed to performance. Overall, the Fund’s performance was the strongest in China, Taiwan and Russia. From a sector perspective, our exposure to materials and telecommunication services added the most to returns.

•

The Fund’s holdings within Brazil underperformed, while from a sector perspective exposure to health care was the most significant detractor. The Fund’s investments in developed market companies that have significant emerging market exposure detracted from performance. Finally, the Fund’s net long equity market exposure had a small negative impact on performance as emerging market equities finished the period slightly lower.

Describe recent portfolio activity.

•

Given an expectation for continued equity market volatility, the Fund has adopted a slightly more tactical approach to managing net market exposure through an increase in the use of index total return swaps on the short side. While this approach does not alter the Fund’s risk profile or expected long-term market sensitivity, it permits the investment adviser to adjust the Fund’s net long exposure more quickly in seeking to take advantage of market volatility. In addition, this is a more cost-effective way to achieve short exposure in emerging markets where borrowing costs are high and it is difficult to short some single names.

•

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

The Fund had an approximately 20% net long market exposure at the end of the period. Reflecting the divergent paths for emerging market economies and the backdrop of heightened market volatility, the Fund continued to have well-balanced exposure to different groups of investment insights in both emerging market stocks and developed market stocks with exposure to emerging markets.

•

In terms of the Fund’s country positioning, key country weightings continued to be driven by contrarian concepts, with supply and demand of capital and investor segmentation driving overweight positions in Taiwan, Thailand and Turkey.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JULY 31, 2016

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.85%	0.34%	N/A	(0.04)%	N/A
Investor A	2.76	0.03	(5.22)%	(0.26)	(1.37)%
Investor C	2.41	(0.60)	(1.58)	(1.03)	(1.03)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.17	0.22	N/A	0.09	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on October 6, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,028.50	$8.83	$1,000.00	$1,016.16	$8.77	1.75%
Investor A	$1,000.00	$1,027.60	$10.08	$1,000.00	$1,014.92	$10.02	2.00%
Investor C	$1,000.00	$1,024.10	$13.74	$1,000.00	$1,011.29	$13.65	2.73%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2016	5

Fund Summary as of July 31, 2016	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2016, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps and futures, to achieve exposure to a market or to manage market and/or equity risks. Through its use of derivatives, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.

•

The Fund’s stock selection and positioning at both the country and industry level detracted from performance for the full 12 months, with the great majority of the negative contributions occurring during the first half of 2016. Stock selection lagged most notably within the United States, where positions driven by strategies that capture sentiment from other equity market participants struggled as investor risk sentiment deteriorated in early 2016. In addition, the Fund’s more defensive quality-based measures were not rewarded as stocks subsequently rebounded. Stock selection within the United Kingdom also had a negative impact on returns as volatility escalated around the U.K.’s decision to leave the European Union (“Brexit”). In particular, some statistical strategies which drove U.K. positioning proved to be too pro-risk as investor sentiment collapsed. At the country level, long exposure to Japanese equities detracted from performance. The Fund has favored the Japanese economy for some time, given the attractive combination of easing policy and relatively strong bottom-up fundamental trends. However, Japanese equities underperformed as the strengthening yen and Bank of Japan’s movement into negative rates fueled concerns about growth. From a sector perspective, industry selection within financials hurt results, due mainly to a preference for U.S. banks and diversified financials over real estate investment trusts.

•

A positive contribution came from quality-focused stock selection in the early part of the period. Equity markets suffered through a sharp drawdown in August and September 2015, as concerns about global growth and the outlook for company earnings increased. Stock selection strategies that favor companies which make efficient use of their assets, generate sustainable earnings and have shareholder friendly capital return policies were rewarded. This was most apparent in Europe, particularly in French and Swiss names.

Describe recent portfolio activity.

•

Over the 12-month period, the Fund moved from a short position in core Europe to a modestly long stance. This shift was based on the identification of selective areas of potential value, particularly within consumer cyclicals in countries such as France and Spain, as markets move beyond the initial shock of the Brexit decision. In addition, the Fund moved from short to long positions overall with respect to both U.S. and U.K. stocks. With respect to sector positioning, the Fund moved from a short to a long position in both consumer discretionary and consumer staples, while moving from a long to a short position with respect to financials.

•

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

The Fund’s positioning at period-end continued to reflect an attempt to maintain a balance between offense and defense, and overall market exposure remained muted despite the retention of a net long market position. The Fund continued to emphasize quality as a key theme in stock selection, while a number of trend following sentiment indicators also reflected a relatively defensive stance. Elsewhere, faster moving sentiment insights have been maintained with the goal of benefiting from more contrarian trading opportunities. At the country level, the Fund was long U.K. exporters and U.S. companies with a focus on the domestic economy. Conversely, the Fund was short Canada on a combination of currency strength and contrarian country level indicators. The Fund retained a positive stance on the impact of policy in Japan and in a number of selected European regions. At the industry level, the Fund had a preference for technology names.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JULY 31, 2016

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(7.21)%	(9.77)%	N/A	2.42%	N/A
Investor A	(7.33)	(10.02)	(14.75)%	2.14	0.63%
Investor C	(7.65)	(10.66)	(11.54)	1.40	1.40
Class K	(7.20)	(9.72)	N/A	2.49	N/A
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.17	0.22	N/A	0.09	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$927.90	$7.96	$1,000.00	$1,016.61	$8.32	1.66%
Investor A	$1,000.00	$926.70	$9.20	$1,000.00	$1,015.32	$9.62	1.92%
Investor C	$1,000.00	$923.50	$12.67	$1,000.00	$1,011.69	$13.25	2.65%
Class K	$1,000.00	$928.00	$5.14	$1,000.00	$1,011.75	$5.36	1.56%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown), except Class K which is multiplied by 125/366 (to reflect the period since inception).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2016	7

About Fund Performance

•

Institutional and Class K Shares (Class K Shares available only in BlackRock Global Long/Short Equity Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2016 and held through July 31, 2016, except with respect to Class K Shares which are based on a hypothetical investment of $1,000 invested on March 28, 2016 (commencement of operations) and held through July 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JULY 31, 2016

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of July 31, 2016

BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
China	13%	9%	22%
Taiwan	9	3	12
South Korea	7	5	12
Turkey	4	1	5
Mexico	3	4	7
Brazil	3	3	6
Thailand	3	—	3
United States	3	2	5
Hong Kong	2	6	8
South Africa	2	1	3
Malaysia	2	—	2
Japan	1	1	2
Other[2]	8	5	13

Total	60%	40%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	28%	26%	54%
Japan	7	6	13
United Kingdom	3	2	5
Canada	2	1	3
Switzerland	2	2	4
France	2	—	2
Australia	2	1	3
Sweden	1	—	1
Germany	1	3	4
Hong Kong	1	1	2
Other[2]	4	5	9

Total	53%	47%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.

BLACKROCK FUNDS	JULY 31, 2016	9

Schedule of Investments July 31, 2016	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (a)(b)	190,126,929	$190,126,929
Total Short-Term Securities (Cost — $190,126,929*) — 96.9%		190,126,929
Other Assets Less Liabilities — 3.1%		6,072,402

Net Assets — 100.0%		$196,199,331

Portfolio Abbreviations

ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HIBOR	Hong Kong Interbank Offered Rate

JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the year ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	427,865,483	(237,738,554)	190,126,929	$190,126,929	$692,137

(b)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Fixed Amount[1]	Counterparty	Effective Date	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Depreciation
MSCI Net Total Return Index	$32,000,079	Goldman Sachs International	5/23/16	5/23/17	$93,747	$(3,761,476)	—	$(3,761,476)
[1] Fund pays the total return of the reference entity and receives the fixed amount. Net payment at termination.

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	8/01/16 - 2/01/18	$40,117,323	$6,375,060	[2]	$46,362,270
	Goldman Sachs & Co.	8/02/16 - 2/01/18	$17,250	(31,062)[3]		(21,930)
	Morgan Stanley & Co, Inc.	10/17/16 - 8/13/18	$7,148,510	4,750,381	[4]	11,530,762
	Morgan Stanley & Co, Inc.	3/27/17 - 2/26/18	$(1,265)	(18,726)[5]		(11,932)
	UBS AG	5/19/17	$9,233,546	3,441,723	[6]	12,187,494
	UBS AG	5/19/17	$(19,678)	(30,724)[7]		7,076
Total				$14,486,652		$70,053,740

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 11-1,772 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
EUR 1 Week; EUR Overnight
GBP Overnight
JPY Spot Next
USD 1 Week; USD Spot Next
Taiwan Interbank Money Center 1 Week
Tokyo Interbank Offered Rate 1 Week
[2] Amount includes $130,113 of net dividends and financing fees.
[3] Amount includes $8,118 of net dividends and financing fees.
[4] Amount includes $368,129 of net dividends and financing fees.
[5] Amount includes $(8,059) of net dividends and financing fees.
[6] Amount includes $487,775 of net dividends and financing fees.
[7] Amount includes $(57,478) of net dividends and financing fees.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2016, expiration dates 8/01/16 — 2/01/18:
	Shares	Value
Reference Entity — Long
Brazil
AES Tiete Energia SA	61,000	$323,587
BM&FBovespa SA	43,600	256,700
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	31,871	300,862
Engie Brasil Energia SA	7,300	95,032
Equatorial Energia SA	6,900	118,171
Fibria Celulose SA	23,300	142,212
Hypermarcas SA	93,700	793,260
Multiplus SA	48,600	641,075
Raia Drogasil SA	5,000	102,208
Transmissora Alianca de Energia Eletrica SA	14,400	115,026
Ultrapar Participacoes SA	17,800	406,462

		3,294,595
Chile
Empresa Nacional de Electricidad SA, ADR	51,035	1,393,256
Enersis SA — ADR	62,631	543,637

		1,936,893
China
Air China Ltd., Class H	620,000	473,378
Bank of China Ltd., Class H	2,451,000	1,011,898
Bank of Communications Co. Ltd. Class H	370,000	250,448
China Biologic Products, Inc.	1,793	214,048
China Cinda Asset Management Co. Ltd.	1,203,000	392,056
China Communications Construction Corp. Ltd., Class H	149,000	163,276
China Communications Services Corp. Ltd., Class H	1,186,000	645,030
China Construction Bank Corp., Class H	1,481,000	996,032
China Galaxy Securities Co. Ltd., Class H	65,000	56,406
China Lesso Group Holdings Ltd.	150,000	85,104
China Life Insurance Co. Ltd., Class H	72,000	163,317
China Machinery Engineering Corp.	61,000	38,242
China Mobile Ltd.	29,000	359,122
China Pacific Insurance Group Co. Ltd., Class H	193,000	685,866
China Petroleum & Chemical Corp. — ADR	3,940	282,931
China Petroleum & Chemical Corp. Class H	448,000	321,293
China Railway Construction Corp., Class H	41,500	50,032
China Railway Group Ltd., Class H	924,000	699,010
China Telecom Corp. Ltd., Class H	556,000	274,788
China Vanke Co. Ltd., Class H	34,100	77,320
Datang International Power Generation Co. Ltd., Class H	430,000	111,724
Dongfeng Motor Group Co. Ltd., Class H	34,000	42,101
Great Wall Motor Co. Ltd., Class H	112,000	116,772
Guangzhou Pharmaceutical Co. Ltd.	190,000	471,650
Huadian Power International Corp. Ltd., Class H	146,000	69,228
Huaneng Power International, Inc., Class H	696,000	428,771
Industrial and Commercial Bank of China Ltd., Class H	704,000	401,625
Longfor Properties Co. Ltd.	396,000	542,368
Metallurgical Corp. of China Ltd.	25,000	7,636
People’s Insurance Co. Group of China Ltd., Class H	1,732,000	669,134
PICC Property & Casualty Co. Ltd., Class H	162,000	252,423
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	33,500	79,663
Shenzhen Expressway Co. Ltd.	286,000	270,054
Sinopec Shanghai Petrochemical Co. Ltd., Class H	604,000	295,615
Sinopharm Group Co., Class H	32,000	155,455
Sinotrans Ltd., Class H	474,000	217,511
Sohu.com, Inc.	9,910	383,319
Tencent Holdings Ltd.	87,500	2,113,398
Tianjin Capital Environmental Protection Group Co. Ltd.	384,000	181,218

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Tianneng Power International Ltd.	192,000	$132,172
Weichai Power Co. Ltd., Class H	120,000	144,305
Xinjiang Goldwind Science & Technology Co. Ltd.	75,600	102,819
ZTE Corp., Class H	297,600	401,351

		14,829,909
Egypt
Global Telecom Holding — GDR	102,026	180,586
Hong Kong
Belle International Holdings Ltd.	248,000	164,398
China Everbright Ltd.	22,000	42,141
China High Speed Transmission Equipment Group Co. Ltd.	122,000	94,679
China Power International Development Ltd.	498,000	203,340
China Resources Power Holdings Co. Ltd.	400,000	639,269
Franshion Properties China Ltd.	1,140,000	318,403
Geely Automobile Holdings Ltd.	70,000	46,170
GOME Electrical Appliances Holding Ltd.	361,000	43,880
Haier Electronics Group Co. Ltd.	181,000	304,054
KWG Property Holding Ltd.	330,500	205,051
Nine Dragons Paper Holdings Ltd.	40,000	31,889
Shimao Property Holdings Ltd.	44,000	57,616
Skyworth Digital Holdings Ltd.	1,754,000	1,313,722

		3,464,612
Indonesia
Matahari Department Store Tbk PT	554,700	846,576
Telekomunikasi Indonesia Persero Tbk PT	920,500	299,633
Telekomunikasi Indonesia Persero Tbk PT — ADR	14,151	933,966

		2,080,175
Malaysia
British American Tobacco Malaysia Bhd	35,500	430,483
IOI Corp. Bhd	89,400	92,959
MISC Bhd	219,000	404,051
Tenaga Nasional Bhd	27,700	97,888
Top Glove Corp. Bhd	127,400	134,270
YTL Power International Bhd	36,200	12,717

		1,172,368
Mexico
Alfa SAB de CV, Series A	553,300	905,641
Cemex SAB de CV — ADR	35,735	273,373
Grupo Bimbo SAB de CV, Series A	449,392	1,339,548
Industrias Penoles SAB de CV	50,750	1,305,804
Kimberly-Clark de Mexico SAB de CV	145,700	329,554
Promotora y Operadora de Infraestructura SAB de CV	5,555	64,782

		4,218,702
Netherlands
Steinhoff International Holdings NV	16,465	104,143
Yandex NV	55,037	1,191,551

		1,295,694
Poland
Energa SA	59,439	148,528
Russia
Aeroflot — Russian Airlines OJSC	44,100	58,207
AK Transneft OAO, Preference Shares	32	80,045
Alrosa AO	101,100	109,818
Lukoil PJSC — ADR	4,493	193,389
MegaFon OAO — GDR	5,128	50,659
Polymetal International PLC	5,913	87,100
Sberbank of Russia — ADR	60,478	526,958
Severstal OAO	6,900	83,150
Severstal PAO — GDR	8,847	104,753

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Uralkali OJSC	12,020	$33,906
Uralkali PJSC — GDR	10,897	153,655

		1,481,640
South Africa
Clicks Group Ltd.	72,357	647,714
Kumba Iron Ore Ltd.	24,232	237,030
Mondi Ltd.	15,142	306,865
Netcare Ltd.	315,523	731,080
Sappi Ltd.	126,151	641,785
Spar Group Ltd.	3,320	49,528
Standard Bank Group Ltd.	5,905	58,981
Vodacom Group Ltd.	14,685	170,194

		2,843,177
South Korea
Cell Biotech Co. Ltd.	942	52,410
Coway Co. Ltd.	18,508	1,414,849
Daewoo International Corp.	5,946	113,929
Hanjin Kal Corp.	1	16
Hyundai Development Co-Engineering & Construction	1,358	53,838
Hyundai Engineering & Construction Co. Ltd.	21,219	700,120
Kia Motors Corp.	7,298	274,918
Korea Electric Power Corp.	1,180	64,603
Korea Investment Holdings Co. Ltd.	10,259	430,639
Korea Zinc Co. Ltd.	139	63,404
Korean Reinsurance Co.	7	76
KT Corp.	43,291	1,226,884
KT Corp. — ADR	73,664	1,124,113
LG Electronics, Inc.	11,692	559,117
Lotte Chemical Corp.	952	258,677
LS Corp.	4,386	209,200
NAVER Corp.	925	586,897
NongShim Co. Ltd.	212	63,710
POSCO — ADR	7,829	396,774
S-Oil Corp.	2,618	180,271
Samsung Card Co. Ltd.	952	36,766
Samsung Electronics Co. Ltd.	705	970,064
Samsung Electronics Co. Ltd. — GDR	1,664	1,143,923
Samsung SDS Co. Ltd.	1,877	263,688
Shinhan Financial Group Co. Ltd.	3,556	127,074
SK Innovation Co. Ltd.	4,017	529,353
SK Networks Co. Ltd.	7,118	39,564

		10,884,877
Taiwan
Cathay Financial Holding Co. Ltd.	114,000	128,240
Chunghwa Telecom Co. Ltd.	58,000	207,264
Chunghwa Telecom Co. Ltd. — ADR	27,265	985,085
Compal Electronics, Inc.	221,000	138,864
Elite Advanced Laser Corp.	117,600	467,145
Everlight Electronics Co. Ltd.	343,000	558,335
Feng TAY Enterprise Co. Ltd.	93,217	421,228
First Financial Holding Co. Ltd.	1,485,000	824,115
Formosa Chemicals & Fibre Corp.	119,000	310,107
Formosa Petrochemical Corp.	37,000	105,272
Fubon Financial Holding Co. Ltd.	417,000	518,924
Hon Hai Precision Industry Co. Ltd.	876,250	2,418,104
Hon Hai Precision Industry Co. Ltd. — GDR	1,752	9,774
Inventec Co. Ltd.	978,000	760,150
King Yuan Electronics Co. Ltd.	629,000	601,669
Lite-On Technology Corp.	785,000	1,177,275
MediaTek, Inc.	169,000	1,290,317
Micro-Star International Co. Ltd.	468,000	1,021,298
Nan Ya Plastics Corp.	18,000	34,100
Novatek Microelectronics Corp.	71,000	249,496

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Powertech Technology, Inc.	148,000	$376,671
Radiant Opto-Electronics Corp.	243,000	390,261
Taiwan Fertilizer Co. Ltd.	69,000	96,219
Transcend Information Inc.	17,000	51,064
Uni-President Enterprises Corp.	360,000	735,749

		13,876,726
Thailand
Airports of Thailand PCL	123,500	1,400,589
Bangchak Petroleum PCL	283,700	272,867
Central Pattana PCL	209,500	345,858
Charoen Pokphand Foods PCL	204,600	164,479
PTT Exploration & Production PCL	214,400	507,838
Thai Oil PCL	448,400	782,093
Thai Union Group PCL	117,400	73,480

		3,547,204
Turkey
Arcelik AS	89,742	614,026
BIM Birlesik Magazalar AS	10,740	198,679
Eregli Demir ve Celik Fabrikalari TAS	648,737	987,411
KOC Holding AS	263,069	1,128,784
Turkiye Is Bankasi (Isabank), C Shares	1,113,396	1,718,430

		4,647,330
United States
Genpact Ltd.	30,924	827,836
Total Reference Entity — Long		70,730,852

Reference Entity — Short
Brazil
Centrais Eletricas Brasileiras SA, Preferred B Shares	(64,500)	(443,209)
Cosan Ltd., Class A Shares	(25,808)	(172,397)
Rumo Logistica Operadora Multimodal SA	(55,700)	(105,133)
Tim Participacoes SA — ADR	(12,991)	(167,454)

		(888,193)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(29,579)	(732,968)
China
AviChina Industry & Technology Co. Ltd.	(1,086,000)	(798,655)
CGN Power Co. Ltd.	(1,045,000)	(309,537)
China Longyuan Power Group Corp., Class H	(176,000)	(141,681)
China Medical System Holdings Ltd.	(55,000)	(81,021)
China National Building Material Co. Ltd., Class H	(214,000)	(98,700)
China Shanshui Cement Group Ltd.	(2,165,000)	(262,867)
China Shenhua Energy Co. Ltd.	(195,500)	(375,357)
China Tian Lun Gas Holdings Ltd.	(78,000)	(59,719)
Country Garden Holdings Co. Ltd.	(5,000)	(2,040)
Fosun International Ltd.	(20,000)	(26,242)
Qinqin Foodstuffs Group Cayman Co. Ltd.	(3,600)	(1,332)
Semiconductor Manufacturing International Corp.	(2,104,000)	(170,572)
Shenzhou International Group Holdings Ltd.	(85,000)	(448,703)
Shui On Land Ltd.	(4,327,500)	(1,168,669)
SOHO China Ltd.	(738,000)	(341,260)
Zhuzhou CSR Times Electric Co. Ltd.	(4,000)	(22,131)

		(4,308,486)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(12,000)	(13,360)
China Gas Holdings Ltd.	(32,000)	(50,657)
China Mengniu Dairy Co. Ltd.	(120,000)	(201,033)
China Merchants Holdings International Co. Ltd.	(71,932)	(211,566)
China Resources Gas Group Ltd.	(28,000)	(82,280)

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Hong Kong (continued)
China Traditional Chinese Medicine Co. Ltd.	(272,000)	$(111,286)
COSCO Pacific Ltd.	(58,000)	(59,901)
Far East Horizon Ltd.	(182,000)	(143,529)
Hopewell Highway Infrastructure Ltd.	(786,000)	(402,676)
Shanghai Industrial Holdings Ltd.	(113,000)	(265,024)
Towngas China Co. Ltd.	(691,972)	(420,955)

		(1,962,267)
India
MakeMyTrip Ltd.	(14,513)	(273,280)
Malaysia
Bumi Armada Bhd	(400,700)	(73,768)
Mexico
Fibra Uno Administracion SA de C.V.	(615,247)	(1,254,776)
Grupo Carso SAB de C.V.	(259,737)	(1,060,697)
Grupo Financiero Banorte SAB de C.V.	(3,000)	(16,430)
Grupo Financiero Inbursa SAB de C.V.	(391,883)	(629,730)
Grupo Mexico SAB de C.V.	(976,600)	(2,356,861)
Grupo Televisa SAB, ADR	(4,994)	(132,691)
Infraestructura Energetica Nova SAB de C.V.	(784,752)	(3,169,979)
Mexichem SAB de C.V.	(940,610)	(2,049,777)

		(10,670,941)
South Africa
Discovery Holdings Ltd.	(113,546)	(1,023,107)
Massmart Holdings Ltd.	(21,562)	(225,247)
Remgro Ltd.	(3,273)	(61,387)

		(1,309,741)
South Korea
LG Display Co. Ltd. — ADR	(53,901)	(752,458)
Samsung Techwin Co. Ltd.	(2,371)	(114,667)
Yuhan Corp.	(471)	(128,878)

		(996,003)
Spain
Abertis Infraestructuras SA	(21,589)	(339,622)
Switzerland
Luxoft Holding Inc.	(3,612)	(212,819)
Taiwan
Chang Hwa Commercial Bank	(100,580)	(54,122)
Delta Electronics Inc.	(24,000)	(126,592)
Far Eastern New Century Corp.	(36,000)	(28,133)
Ginko International Co. Ltd.	(18,000)	(186,134)
Inotera Memories Inc.	(324,000)	(264,660)
Integrated Service Technology Inc.	(38,000)	(143,836)
Quanta Computer Inc.	(24,000)	(48,878)
Siliconware Precision Industries Co.	(70,000)	(105,367)
TrueLight Corp.	(206,000)	(454,625)
United Microelectronics Corp.	(896,000)	(333,675)
United Microelectronics Corp. — ADR	(73,192)	(138,333)

		(1,884,355)
Thailand
Italian-Thai Development PCL	(761,100)	(145,315)
TPI Polene PCL	(1,267,600)	(82,978)

		(228,293)
Turkey
Turkcell Iletisim Hizmetleri AS — ADR	(55,047)	(475,056)
United States
Dorian LPG Ltd.	(2,073)	(12,790)
Total Reference Entity — Short		(24,368,582)
Net Value of Reference Entity — Goldman Sachs & Co.		46,362,270

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2016, expiration dates 8/02/16 — 2/01/18:
	Shares	Value
Reference Entity — Long
Australia
Blackmores Ltd.	50	$5,973
Mineral Resources Ltd.	236	1,770
New Hope Corp. Ltd.	577	700
OZ Minerals Ltd.	605	2,962
Rio Tinto Ltd.	399	15,226
Whitehaven Coal Ltd.	5,187	6,705

		33,336
Austria
OMV AG	374	9,990
Belgium
NV Bekaert SA	348	15,948
Canada
Bank of Nova Scotia	1,261	64,043
Barrick Gold Corp.	4,939	107,847
Canadian Solar, Inc.	1,711	24,296
Canfor Corp.	631	7,491
Yamana Gold, Inc.	2,261	12,936

		216,613
Denmark
Pandora A/S	748	97,428
Finland
UPM-Kymmene OYJ	4,995	103,009
France
Air France-KLM	2,514	14,582
AXA SA	59	1,201
LVMH Moet Hennessy Louis Vuitton SE	100	17,124
Orange SA	1,325	20,335
Renault SA	958	83,762
Sartorius Stedim Biotech	18	1,278
Thales SA	1,029	93,721

		232,003
Germany
Brenntag AG	197	9,786
Hannover Rueck SE	214	21,889
Hochtief AG	1,337	175,334
Lanxess AG	119	5,622
Metro AG	589	18,950
Talanx AG	728	21,896

		253,477
Hong Kong
ASM Pacific Technology Ltd.	6,900	51,364
CLP Holdings Ltd.	8,500	88,586
New World Development Co. Ltd.	118,000	137,517
Orient Overseas International Ltd.	1,500	5,325
Sun Hung Kai Properties Ltd.	1,000	14,348
Texwinca Holdings Ltd.	6,000	4,724
Xinyi Glass Holdings Ltd.	2,000	1,531

		303,395
Japan
Ajinomoto Co., Inc.	200	5,105
Bridgestone Corp.	200	6,926
Calsonic Kansei Corp.	2,000	15,386
Casio Computer Co. Ltd.	300	4,271
Citizen Holdings Co. Ltd.	1,900	10,177
Eisai Co. Ltd.	1,900	111,096
Hitachi Chemical Co. Ltd.	100	2,086

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Hoya Corp.	900	$31,933
Japan Aviation Electronics Industry Ltd.	1,000	14,708
Kao Corp.	1,400	75,395
Lintec Corp.	600	12,702
Lion Corp.	1,000	15,215
Mazda Motor Corp.	700	10,618
Mitsubishi Chemical Holdings Corp.	2,500	13,504
Nagase & Co. Ltd.	8,300	96,593
Nexon Co. Ltd.	2,700	40,027
Nikon Corp.	900	12,718
Nippon Electric Glass Co. Ltd.	3,000	13,619
Nippon Steel & Sumitomo Metal Corp.	800	15,040
NSK Ltd.	1,900	15,982
Panasonic Corp.	2,900	27,888
Pigeon Corp.	200	5,003
Rohm Co. Ltd.	300	12,765
Ryohin Keikaku Co. Ltd.	100	22,201
Sanrio Co. Ltd.	900	15,970
Sharp Corp.	1,000	893
Showa Denko KK	500	5,096
Sumitomo Chemical Co. Ltd.	1,000	4,426
Sumitomo Corp.	1,200	12,587
TonenGeneral Sekiyu KK	7,000	63,239
Trend Micro, Inc.	500	18,155
Yokogawa Electric Corp.	800	10,342
Zeon Corp.	11,000	90,773

		812,439
Netherlands
ASM International NV	68	2,650
Core Laboratories NV	13	1,519
Philips Lighting NV	1,202	30,754

		34,923
Singapore
Singapore Airlines Ltd.	100	822
Venture Corp. Ltd.	17,600	116,954

		117,776
Spain
Abertis Infraestructuras SA	1,083	17,037
ACS Actividades de Construccion y Servicios SA	3,468	99,446
Ebro Foods SA	317	7,230
Gas Natural SDG SA	524	10,839

		134,552
Sweden
Electrolux AB, Class B	1,076	29,151
Switzerland
Coca-Cola HBC AG	3,790	78,356
Kuehne & Nagel International AG, Registered Shares	1,310	183,748
STMicroelectronics NV	6,110	44,679
Temenos Group AG	221	13,666

		320,449
United Kingdom
G4S PLC	5,914	14,572
GKN PLC	4,751	18,184
IMI PLC	1,005	14,259
Informa PLC	279	2,636
Intertek Group PLC	2,646	126,946
RELX PLC	530	10,064

		186,661
United States
Apache Corp.	622	32,655
Archer-Daniels-Midland Co.	243	10,954

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Avery Dennison Corp.	1,436	$111,850
Boeing Co.	93	12,430
C.R. Bard, Inc.	462	103,363
Cabot Corp.	800	38,952
Citrix Systems, Inc.	1,761	156,958
Eastman Chemical Co.	192	12,524
Ecolab, Inc.	120	14,206
Flextronics International Ltd.	21,668	274,534
Hasbro, Inc.	1,183	96,095
HP, Inc.	2,915	40,839
Illinois Tool Works, Inc.	353	40,736
Ingredion, Inc.	808	107,658
Las Vegas Sands Corp.	106	5,369
Linear Technology Corp.	396	23,756
Maxim Integrated Products, Inc.	1,499	61,129
McCormick & Co., Inc.	29	2,965
Mead Johnson Nutrition Co.	72	6,422
Nielsen Holdings PLC	35	1,885
NVIDIA Corp.	375	21,413
PACCAR, Inc.	3,026	178,443
Parker Hannifin Corp.	217	24,761
Penske Automotive Group, Inc.	686	27,179
Starbucks Corp.	3,042	176,588
Symantec Corp.	1,927	39,369
Tech Data Corp.	20	1,559
Teradata Corp.	99	2,810
Texas Instruments, Inc.	441	30,760
VeriSign, Inc.	65	5,630

		1,663,792
Total Reference Entity — Long		4,564,942

Reference Entity — Short
Australia
BHP Billiton PLC	(507)	(6,393)
Orica Ltd.	(1,042)	(11,250)
Ramsay Health Care Ltd.	(1,634)	(97,886)

		(115,529)
Austria
Ams AG	(132)	(4,376)
Erste Group Bank AG	(1,408)	(37,314)
Wienerberger AG	(5,049)	(77,891)

		(119,581)
Belgium
Anheuser-Busch InBev NV	(218)	(28,164)
Umicore SA	(2,814)	(162,817)

		(190,981)
Denmark
AP Moeller — Maersk A/S	(8)	(10,868)
H Lundbeck A/S	(466)	(18,943)
Novozymes A/S — B Shares	(51)	(2,503)

		(32,314)
Finland
Fortum OYJ	(1,681)	(27,925)
Nokia OYJ	(31,923)	(184,179)
Nokian Renkaat OYJ	(6,905)	(256,693)

		(468,797)
France
Accor SA	(73)	(3,056)
Air Liquide SA	(332)	(35,395)

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
France (continued)
BioMerieux	(666)	$(92,076)
Bureau Veritas SA	(32)	(696)
Ingenico Group SA	(1,164)	(127,612)

		(258,835)
Germany
Axel Springer SE	(810)	(44,394)
Bayerische Motoren Werke AG	(200)	(14,496)
Bayerische Motoren Werke AG	(1,921)	(165,521)
Fraport AG Frankfurt Airport Services Worldwide	(777)	(42,495)
Fuchs Petrolub SE	(811)	(34,245)
GEA Group AG	(464)	(24,775)
Symrise AG	(10)	(705)
Volkswagen AG	(475)	(66,829)

		(393,460)
Hong Kong
Esprit Holdings Ltd.	(5)	(4)
Hong Kong & China Gas Co. Ltd.	(2,200)	(4,091)
Jardine Matheson Holdings Ltd.	(4,900)	(291,425)
Shangri-La Asia Ltd.	(4,000)	(4,303)

		(299,823)
Israel
Orbotech Ltd.	(221)	(6,305)
Italy
Parmalat SpA	(7,051)	(18,541)
Salini Impregilo SpA	(1,477)	(4,475)

		(23,016)
Japan
Advantest Corp.	(300)	(3,979)
Aisin Seiki Co. Ltd.	(2,000)	(91,393)
Daifuku Co. Ltd.	(100)	(2,101)
Daihatsu Motor Co. Ltd.	(9,600)	(144,180)
Disco Corp.	(700)	(71,737)
Hamamatsu Photonics KK	(200)	(5,872)
Hirose Electric Co. Ltd.	(100)	(12,369)
Hitachi Kokusai Electric, Inc.	(600)	(9,590)
Isuzu Motors Ltd.	(2,500)	(32,363)
Japan Steel Works Ltd.	(4,000)	(17,894)
Kansai Paint Co. Ltd.	(4,300)	(90,050)
Kirin Holdings Co. Ltd.	(900)	(15,446)
MISUMI Group, Inc.	(2,000)	(36,734)
Nabtesco Corp.	(3,200)	(86,078)
Nitto Denko Corp.	(200)	(13,404)
SCREEN Holdings Co. Ltd.	(7,000)	(82,920)
THK Co. Ltd.	(2,600)	(51,370)
Toshiba Corp.	(2,000)	(5,172)
Toyota Industries Corp.	(200)	(8,977)

		(781,629)
Netherlands
Gemalto NV	(186)	(12,258)
Royal Dutch Shell PLC — A Shares	(75)	(1,937)
Royal Dutch Shell PLC — B Shares	(19)	(505)
SBM Offshore NV	(456)	(6,114)

		(20,814)
Singapore
Broadcom Ltd.	(947)	(153,395)
CapitaLand Ltd.	(1,500)	(3,561)
Global Logistic Properties Ltd.	(2,400)	(3,433)
Keppel Corp. Ltd.	(400)	(1,583)
Singapore Telecommunications Ltd.	(23,800)	(74,634)
Wilmar International Ltd.	(2,000)	(4,640)

		(241,246)

	Shares	Value
Reference Entity — Short (continued)
Spain
Amadeus IT Holding SA — A Shares	(18)	$(845)
Distribuidora Internacional de Alimentacion SA	(3,276)	(20,432)
Ferrovial SA	(25)	(518)

		(21,795)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(3)	(17,640)
Dufry AG	(110)	(12,658)
LafargeHolcim Ltd.	(2,549)	(121,207)
Swatch Group AG	(347)	(17,714)
Zurich Insurance Group AG	(72)	(17,287)

		(186,506)
United Kingdom
Essentra PLC	(1,520)	(9,753)
HSBC Holdings PLC	(1,721)	(11,281)
Next PLC	(15)	(997)
Old Mutual PLC	(855)	(2,379)
Prudential PLC	(1,354)	(23,869)
Rolls Royce Holdings PLC	(92,377)	(30,191)
Rotork PLC	(31,127)	(89,520)
RPC Group PLC	(2,211)	(25,229)
Standard Chartered PLC	(716)	(5,725)
Victrex PLC	(381)	(7,442)

		(206,386)
United States
American Express Co.	(112)	(7,220)
American Tower Corp.	(251)	(29,058)
AMETEK, Inc.	(280)	(13,168)
Ashland, Inc.	(1,276)	(144,494)
Ball Corp.	(70)	(4,947)
Cheniere Energy, Inc.	(1,174)	(49,108)
Colfax Corp.	(281)	(8,250)
Cooper Cos., Inc.	(420)	(76,637)
Cypress Semiconductor Corp.	(8,536)	(99,359)
Diebold, Inc.	(57)	(1,610)
Dolby Laboratories, Inc., Class A	(16)	(805)
Expedia, Inc.	(12)	(1,400)
FMC Corp.	(2,797)	(132,969)
Fortive Corp.	(47)	(2,266)
Halliburton Co.	(403)	(17,595)
Illumina, Inc.	(71)	(11,811)
Integrated Device Technology, Inc.	(362)	(7,960)
Kellogg Co.	(53)	(4,384)
Littelfuse, Inc.	(136)	(17,003)
Microsemi Corp.	(649)	(25,311)
Mosaic Co.	(3,818)	(103,086)
Newell Rubbermaid, Inc.	(1,481)	(77,693)
PTC, Inc.	(823)	(32,698)
PVH Corp.	(427)	(43,153)
Teradyne, Inc.	(233)	(4,602)
Terex Corp.	(237)	(5,721)
Textron, Inc.	(70)	(2,730)
Thermo Fisher Scientific, Inc.	(363)	(57,659)
Tyco International PLC	(1,368)	(62,340)
United Technologies Corp.	(1,432)	(154,155)
WR Grace & Co.	(276)	(20,663)

		(1,219,855)
Total Reference Entity — Short		(4,586,872)
Net Value of Reference Entity — Goldman Sachs & Co.		(21,930)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of July 31, 2016, expiration dates 10/17/16 — 8/13/18:
	Shares	Value
Reference Entity — Long
Brazil
BM&FBovespa SA	15,000	$88,314
Braskem SA, Preference A Shares	8,300	47,459
CETIP SA — Mercados Organizado	74,300	991,538
Cia Energetica de Minas Gerais, Preference Shares	100	280
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	122,400	525,477
Companhia de Saneamento Basico do Estado de Sao Paulo	30,900	293,523
Equatorial Energia SA	34,700	594,279
Fibria Celulose SA	1,700	10,376
Fibria Celulose SA — Sponsored — ADR	26,660	163,959
Transmissora Alianca de Energia Eletrica SA	122,200	976,123
Ultrapar Participacoes SA	4,600	105,041

		3,796,369
Chile
Empresa Nacional de Electricidad SA, ADR	14,276	389,735
China
Air China Ltd., Class H	430,000	328,310
Anhui Conch Cement Co. Ltd., Class H	61,000	160,496
Anhui Expressway Co. Ltd., Class H	204,000	158,288
Bank of Communications Co. Ltd., Class H	1,854,000	1,254,949
Beijing Capital International Airport Co. Ltd., Class H	818,000	945,430
China Biologic Products, Inc.	1,160	138,481
China Communications Construction Co. Ltd., Class H	862,000	944,590
China Communications Services Corp. Ltd., Class H	1,426,000	775,558
China Galaxy Securities Co. Ltd., Class H	462,000	400,914
China Lesso Group Holdings Ltd.	277,000	157,159
China Machinery Engineering Corp.	385,000	241,364
China Pacific Insurance Group Co. Ltd., Class H	93,000	330,495
China Petroleum & Chemical Corp. — ADR	8,586	616,561
China Petroleum & Chemical Corp. Class H	674,000	483,374
China Railway Construction Corp. Ltd., Class H	270,000	325,512
China Railway Group Ltd., Class H	602,000	455,416
China Vanke Co. Ltd., Class H	65,200	147,838
Datang International Power Generation Co. Ltd., Class H	1,020,000	265,019
Dongfeng Motor Group Co. Ltd., Class H	602,000	745,437
Great Wall Motor Co. Ltd., Class H	182,000	189,755
Guangzhou Automobile Group Co. Ltd., Class H	124,000	159,510
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	84,000	208,519
Huadian Power International Corp. Ltd., Class H	1,178,000	558,562
Huaneng Power International, Inc., Class H	668,000	411,522
Industrial & Commercial Bank of China Ltd., Class H	1,008,000	575,054
Jiangxi Copper Co. Ltd., Class H	401,000	460,880
Longfor Properties Co. Ltd.	227,000	310,903
NetEase, Inc. — ADR	16,525	3,375,562
People’s Insurance Co. Group of China Ltd., Class H	716,000	276,617
PICC Property & Casualty Co. Ltd., Class H	340,000	529,776
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	75,700	180,014
Sinopec Engineering Group Co. Ltd., Class H	74,500	65,169
Sinopec Shanghai Petrochemical Co. Ltd., Class H	410,000	200,666
Sinopharm Group Co. Ltd., Class H	105,600	513,000
Sinotrans Ltd., Class H	256,000	117,475
Sohu.com, Inc.	3,776	146,056
Tencent Holdings Ltd.	74,200	1,792,162
Tianjin Capital Environmental Protection Group Co. Ltd.	92,000	43,417
Tianneng Power International Ltd.	550,000	378,618
Zhejiang Expressway Co. Ltd., Class H	262,000	271,340

	Shares	Value
Reference Entity — Long (continued)
China (continued)
ZTE Corp., Class H	117,400	$158,329

		19,798,097
Czech Republic
Czech Republic AS	23,674	230,915
Egypt
Commercial International Bank	5,519	29,557
Global Telecom Holding — GDR	54,491	96,449

		126,006
Hong Kong
Belle International Holdings Ltd.	381,000	252,563
China Jinmao Holdings Group Ltd.	254,000	70,942
China Power International Development Ltd.	396,000	161,692
China Resources Land Ltd.	66,000	164,626
China Resources Power Holdings Co. Ltd.	242,000	386,758
Geely Automobile Holdings Ltd.	105,000	69,255
GOME Electrical Appliances Holding Ltd.	1,791,000	217,697
Haier Electronics Group Co. Ltd.	90,000	151,187
KWG Property Holding Ltd.	872,500	541,322
Nine Dragons Paper Holdings Ltd.	224,000	178,580
Skyworth Digital Holdings Ltd.	66,000	49,433

		2,244,055
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	553,200	180,073
United Tractors Tbk PT	461,600	556,346

		736,419
Malaysia
Astro Malaysia Holdings Bhd	171,500	123,027
IOI Corp. Bhd	500	520
MISC Bhd	223,700	412,722
Tenaga Nasional Bhd	75,800	267,868
Top Glove Corp. BHD	213,100	224,591

		1,028,728
Mexico
Alfa SAB de C.V., Series A	999,656	1,636,237
Cemex SAB de C.V.	2,056,274	1,567,155
Cemex SAB de C.V. — ADR	129,216	988,502
Gruma SAB de C.V.	89,128	1,281,875
Grupo Bimbo SAB de C.V., Series A	189,883	566,003
Kimberly-Clark de Mexico SAB de C.V., Class A	214,335	484,797
Promotora y Operadora de Infraestructura SAB de C.V.	12,159	141,797

		6,666,366
Netherlands
Yandex NV	39,186	848,377
Philippines
Robinsons Land Corp.	105,500	71,726
Poland
Polski Koncern Naftowy Orlen SA	24,147	386,907
Tauron Polska Energia SA	1,104,497	872,453

		1,259,360
Qatar
Ooredoo QSC	3,000	78,430
Russia
Aeroflot — Russian Airlines OJSC	78,950	104,205
Alrosa AO	95,200	103,409
Lukoil OAO	2,287	99,600
Magnitogorsk Iron & Steel Works OJSC	503,000	225,750
Moscow Exchange MICEX-RTS OAO	57,490	98,430
Severstal PAO — GDR	4,596	54,419

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Tatneft OAO	16,870	$81,600
Uralkali OJSC	6	17
Uralkali PJSC — GDR	1,989	28,046

		795,476
South Africa
Hyprop Investments Ltd.	50,595	491,863
Mondi Ltd.	10,861	220,107
Pick n Pay Stores Ltd.	38,467	217,101
Redefine Properties Ltd.	61,877	53,446
Sappi Ltd.	2,281	11,605
Spar Group Ltd.	4,888	72,919
Vodacom Group Ltd.	44,201	512,275

		1,579,316
South Korea
Cell Biotech Co. Ltd.	1,882	104,709
Coway Co. Ltd.	184	14,066
GS Home Shopping, Inc.	21	3,189
Hyundai Development Co-Engineering & Construction	2,000	79,291
Hyundai Mobis Co. Ltd.	2,202	502,128
Hyundai Wia Corp.	1,328	102,032
Industrial Bank of Korea	11,807	125,035
Korea Electric Power Corp.	1,138	62,304
Korea Zinc Co. Ltd.	531	242,214
KT Corp.	46,860	1,328,031
KT Corp. — ADR	15,804	241,169
LG Electronics, Inc.	10,220	488,725
Lotte Chemical Corp.	180	48,909
NAVER Corp.	2,216	1,406,016
Neowiz Games Corp.	12,062	151,506
Poongsan Corp.	1,197	33,253
POSCO	120	24,315
Posco Daewoo Corp.	26,017	498,501
S-Oil Corp.	1,313	90,411
Samsung Card Co. Ltd.	2,144	82,801
Samsung SDS Co. Ltd.	176	24,725
Shinhan Financial Group Co. Ltd.	12,676	452,978
Shinhan Financial Group Co. Ltd., ADR	2,721	97,112
Silicon Works Co. Ltd.	8,665	244,559
SK Innovation Co. Ltd.	933	122,949
Woori Bank	15,074	136,020

		6,706,948
Taiwan
Cathay Financial Holding Co. Ltd.	5,000	5,625
Chunghwa Telecom Co. Ltd.	131,000	468,131
Compal Electronics, Inc.	188,000	118,129
CTBC Financial Holding Co. Ltd.	346,000	191,025
Elite Advanced Laser Corp.	160	636
Everlight Electronics Co. Ltd.	425,000	691,814
Formosa Chemicals & Fibre Corp.	32,000	83,390
Formosa Petrochemical Corp.	167,000	475,148
Foxconn Technology Co. Ltd.	94,480	229,277
Fubon Financial Holding Co. Ltd.	955,000	1,188,422
Hon Hai Precision Industry Co. Ltd. — GDR	11	61
Inventec Co. Ltd.	18,000	13,991
Lite-On Technology Corp.	161,000	241,454
Micro-Star International Co. Ltd.	528,000	1,152,234
Novatek Microelectronics Corp.	112,000	393,571
PChome Online, Inc.	10,227	115,020
Radiant Opto-Electronics Corp.	95,000	152,571
Taiwan Fertilizer Co. Ltd.	274,000	382,087
Transcend Information, Inc.	12,000	36,045

		5,938,631

	Shares	Value
Reference Entity — Long (continued)
Thailand
Airports of Thailand PCL	83,600	$948,091
Delta Electronics Thailand PCL	37,500	76,712
Pruksa Real Estate PCL	382,100	301,687
PTT Global Chemical PCL, Foreign Registered Shares	208,700	364,012
Siam Cement PCL, Foreign Registered Shares	7,450	109,329
Thai Oil PCL — NVDR	616,400	1,075,116
Thai Union Group PCL	155,000	97,014
Tipco Asphalt PCL	729,000	554,651

		3,526,612
Turkey
Arcelik AS	18,143	124,137
BIM Birlesik Magazalar AS	44,065	815,156
Enka Insaat ve Sanayi AS	587	866
Eregli Demir ve Celik Fabrikalari TAS	973,773	1,482,132
KOC Holding AS	334,570	1,435,582
TAV Havalimanlari Holding AS	88,411	324,333

		4,182,206
United Arab Emirates
Aldar Properties PJSC	257,380	202,118
United States
Genpact Ltd.	25,619	685,821
Total Reference Entity — Long		60,891,711

Reference Entity — Short
Brazil
AMBEV SA — ADR	(94,711)	(547,430)
BRF SA — ADR	(71,906)	(1,199,392)
Cielo SA	(288,809)	(3,273,418)
Petroleo Brasileiro SA — ADR	(28,245)	(205,906)
Tim Participacoes SA — ADR	(37,961)	(489,317)
Vale SA — ADR	(49,279)	(227,176)

		(5,942,639)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(11,577)	(286,878)
China
AAC Technologies Holdings, Inc.	(32,000)	(299,121)
AviChina Industry & Technology Co. Ltd., Class H	(141,000)	(103,693)
CGN Power Co. Ltd.	(1,466,000)	(434,240)
China Conch Venture Holdings Ltd.	(140,500)	(269,350)
China Longyuan Power Group Corp., Class H	(647,000)	(520,839)
China Medical System Holdings Ltd.	(188,000)	(276,946)
China National Building Material Co. Ltd., Class H	(184,000)	(84,863)
China Oilfield Services Ltd.	(852,000)	(674,188)
China Shanshui Cement Group Ltd.	(1,350,000)	(163,913)
China Shenhua Energy Co. Ltd.	(335,500)	(644,154)
China Southern Airlines Co. Ltd., Class H	(78,000)	(51,433)
CNOOC Ltd.	(63,000)	(75,930)
Country Garden Holdings Co. Ltd.	(3,286,000)	(1,340,666)
ENN Energy Holdings Ltd.	(4,000)	(19,103)
Fosun International Ltd.	(14,000)	(18,369)
Guangshen Railway Co. Ltd.	(122,000)	(59,803)
Hengan International Group Co. Ltd.	(100,000)	(841,741)
Huaneng Renewables Corp. Ltd.	(902,000)	(289,566)
JD.com, Inc. — ADR	(9,349)	(202,406)
Li Ning Co. Ltd.	(393,500)	(206,051)
Qinqin Foodstuffs Group Cayman Co. Ltd.	(20,400)	(7,546)
Semiconductor Manufacturing International Corp.	(261,000)	(21,159)
Shenzhou International Group Holdings Ltd.	(37,000)	(195,318)
Sichuan Expressway Co. Ltd.	(950,000)	(326,383)
SINA Corp.	(6,718)	(361,966)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
China (continued)
SOHO China Ltd.	(1,284,000)	$(593,737)
SouFun Holdings Ltd. — ADR	(257,470)	(1,318,246)
Vipshop Holdings Ltd. — ADR	(30,247)	(430,415)
Xinyi Solar Holdings Ltd.	(292,000)	(112,108)
Zhuzhou CSR Times Electric Co. Ltd.	(88,500)	(489,651)

		(10,432,904)
Hong Kong
Alibaba Pictures Group Ltd.	(2,010,000)	(431,267)
Beijing Enterprises Water Group Ltd.	(644,000)	(391,959)
Brilliance China Automotive Holdings Ltd.	(1,290,000)	(1,436,238)
China Everbright International Ltd.	(1,143,000)	(1,237,850)
China Gas Holdings Ltd.	(154,000)	(243,785)
China Mengniu Dairy Co. Ltd.	(706,000)	(1,182,743)
China Merchants Holdings International Co. Ltd.	(864,081)	(2,541,424)
China Overseas Land & Investment Ltd.	(152,000)	(501,382)
China Resources Gas Group Ltd.	(40,000)	(117,543)
China Traditional Chinese Medicine Co. Ltd.	(126,000)	(51,551)
CITIC Ltd.	(2,119,000)	(3,215,496)
COSCO Pacific Ltd.	(1,152,190)	(1,189,958)
Far East Horizon Ltd.	(843,000)	(664,809)
Hopewell Highway Infrastructure Ltd.	(17,500)	(8,965)
Kunlun Energy Co. Ltd.	(376,000)	(285,949)
Shanghai Industrial Holdings Ltd.	(478,000)	(1,121,076)
Shenzhen International Holdings Ltd.	(65,719)	(95,759)
Towngas China Co. Ltd.	(777,954)	(473,261)

		(15,191,015)
India
MakeMyTrip Ltd.	(7,020)	(132,187)
Mexico
Genomma Lab Internacional SAB de C.V.	(488,716)	(560,394)
Grupo Carso SAB de C.V.	(26,579)	(108,542)
Grupo Financiero Banorte SAB de C.V.	(73,441)	(402,222)
Grupo Financiero Inbursa SAB de C.V.	(22,100)	(35,513)
Grupo Televisa SAB — ADR	(37,777)	(1,003,735)
Mexichem SAB de C.V.	(74,372)	(162,071)

		(2,272,477)
South Africa
Foschini Group Ltd.	(18,238)	(195,700)
Nampak Ltd.	(38,185)	(58,353)
Naspers Ltd. — N Shares	(1,158)	(181,717)
Tiger Brands Ltd.	(1,339)	(37,611)

		(473,381)
South Korea
Cheil Industries, Inc.	(179)	(21,668)
Dongbu Insurance Co. Ltd.	(2,336)	(132,785)
GS Retail Co. Ltd.	(2,224)	(100,296)
Halla Visteon Climate Control Corp.	(9,707)	(99,484)
Hanwha Life Insurance Co. Ltd.	(17,830)	(91,980)
Hyundai Department Store Co. Ltd.	(302)	(33,508)
KB Insurance Co. Ltd.	(8,783)	(222,787)
KCC Corp.	(3,153)	(1,111,373)
Kumho Petrochemical Co. Ltd.	(1,235)	(67,125)
LG Display Co. Ltd.	(10,676)	(295,996)
S-1 Corp.	(1,849)	(167,911)
Samsung Electro-Mechanics Co. Ltd.	(46,453)	(2,293,443)
Samsung Life Insurance Co. Ltd.	(3,457)	(300,754)
Samsung SDI Co. Ltd.	(4,142)	(391,577)
Shinsegae Co. Ltd.	(850)	(138,306)
SK Holdings Co. Ltd.	(4,328)	(807,511)

		(6,276,504)

	Shares	Value
Reference Entity — Short (continued)
Switzerland
Luxoft Holding, Inc.	(9,464)	$(557,619)
Taiwan
Asustek Computer, Inc.	(21,000)	(182,718)
Chang Hwa Commercial Bank	(4,809,486)	(2,588,002)
China Development Financial Holding Corp.	(1,401,000)	(341,116)
Delta Electronics, Inc.	(14,000)	(73,845)
Quanta Computer, Inc.	(74,000)	(150,706)
Shin Kong Financial Holding Co. Ltd.	(28,000)	(5,695)
United Microelectronics Corp.	(2,319,000)	(863,608)

		(4,205,690)
Thailand
Siam Commercial Bank PCL	(426,300)	(1,939,953)
True Corp. PCL	(93)	(24)

		(1,939,977)
Turkey
Tupras Turkiye Petrol Rafinerileri AS	(49,573)	(1,060,908)
Turkcell Iletisim Hizmetleri AS — ADR	(67,874)	(585,753)

		(1,646,661)
United States
Dorian LPG Ltd.	(489)	(3,017)
Total Reference Entity — Short		(49,360,949)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		11,530,762

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of July 31, 2016, expiration dates 3/27/17 — 2/26/18:
Reference Entity — Long
Australia
Blackmores Ltd.	291	34,765
Coca-Cola Amatil Ltd.	1,880	13,152
Fortescue Metals Group Ltd.	2,636	8,990
Mineral Resources Ltd.	6,775	50,806
Newcrest Mining Ltd.	2,764	53,833
OZ Minerals Ltd.	2,603	12,745
Rio Tinto Ltd.	182	6,945
Whitehaven Coal Ltd.	15,633	20,208

		201,444
Austria
OMV AG	199	5,280
Raiffeisen Bank International AG	161	2,124

		7,404
Belgium
NV Bekaert SA	868	39,778
Canada
Air Canada	6,337	43,633
Bank of Nova Scotia	208	10,564
Barrick Gold Corp.	992	21,661
Canfor Corp.	3,782	44,898
Gibson Energy, Inc.	113	1,289
Magna International, Inc.	729	28,085

		150,130
Denmark
NKT Holding A/S	899	46,413

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Finland
Kone OYJ, Class B	149	$7,550
Stora Enso OYJ, Class R	8,558	77,745
UPM-Kymmene OYJ	462	9,527

		94,822
France
Air France-KLM	4,446	25,789
AXA SA	6,553	133,369
Nexans SA	130	6,561
Orange SA	4,102	62,953
Peugeot SA	18,553	280,223
Renault SA	804	70,297
Sartorius Stedim Biotech	10	710
Valeo SA	2,623	134,563

		714,465
Germany
Allianz SE, Registered Shares	57	8,167
Brenntag AG	390	19,374
Continental AG	192	40,266
Evonik Industries AG	5,180	161,583
Hannover Rueck SE	331	33,856
Hochtief AG	915	119,993
KION Group AG	1,384	75,890
Lanxess AG	832	39,311
Leoni AG	85	3,145
SMA Solar Technology AG	83	4,183
Talanx AG	47	1,414

		507,182
Hong Kong
CLP Holdings Ltd.	5,000	52,109
Hopewell Holdings Ltd.	24,000	79,805
Li & Fung Ltd.	182,000	91,186
New World Development Co. Ltd.	78,000	90,901
Orient Overseas International Ltd.	500	1,775
Sun Hung Kai Properties Ltd.	1,000	14,348
Texwinca Holdings Ltd.	2,000	1,575

		331,699
Italy
DiaSorin SpA	12	755
Japan
Ajinomoto Co., Inc.	2,200	56,159
Asahi Glass Co. Ltd.	2,000	11,490
Asahi Intecc Co. Ltd.	100	4,598
Astellas Pharma, Inc.	1,200	19,994
Bridgestone Corp.	1,000	34,631
Citizen Holdings Co. Ltd.	2,000	10,713
Denki Kagaku Kogyo KK	1,000	4,337
FUJIFILM Holdings Corp.	1,000	35,878
Fujitsu General Ltd.	10,000	234,111
Hoya Corp.	6,500	230,625
Japan Airlines Co. Ltd.	300	9,249
JTEKT Corp.	400	5,587
Kao Corp.	2,400	129,248
Lion Corp.	3,000	45,495
Mitsubishi Gas Chemical Co., Inc.	4,000	22,789
Nagase & Co. Ltd.	6,600	76,809
Nikon Corp.	1,500	21,196
Nippon Shokubai Co. Ltd.	1,900	119,499
NSK Ltd.	4,600	38,693
Panasonic Corp.	2,000	19,233
Penta-Ocean Construction Co. Ltd.	800	4,864
Sanrio Co. Ltd.	1,100	19,519
Seiko Epson Corp.	100	1,759

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Sharp Corp.	10,000	$8,931
Shin-Etsu Chemical Co. Ltd.	2,400	163,774
Sumitomo Chemical Co. Ltd.	4,000	17,704
Sumitomo Corp.	500	5,245
Tokai Rika Co. Ltd.	2,200	41,756
Toyota Tsusho Corp.	900	19,870
Trend Micro, Inc.	100	3,631
TS Tech Co. Ltd.	400	9,108
Ushio, Inc.	1,000	12,351
Yakult Honsha Co. Ltd.	400	19,103
Zeon Corp.	10,000	82,521

		1,540,470
Netherlands
ASM International NV	1,002	39,054
Core Laboratories NV	441	51,513
Philips Lighting NV	2,889	73,917

		164,484
Singapore
Singapore Airlines Ltd.	3,100	25,410
Venture Corp. Ltd.	15,700	104,328

		129,738
Spain
Abertis Infraestructuras SA	3,467	54,540
ACS Actividades de Construccion y Servicios SA	930	26,668
Ebro Foods SA	3,573	81,493
Gas Natural SDG SA	545	11,273

		173,974
Sweden
Electrolux AB, Class B	1,290	34,949
Switzerland
Coca-Cola HBC AG	3,606	74,552
Kuehne & Nagel International AG, Registered Shares	676	94,820
Logitech International SA, Registered Shares	9,189	183,439
Lonza Group AG, Registered Shares	1,243	234,082
Temenos Group AG	112	6,926

		593,819
United Kingdom
Atlassian Corp. PLC, Class A	1,272	38,122
G4S PLC	20,101	49,528
IMI PLC	1,168	16,572
Informa PLC	3,790	35,808
Man Group PLC	11,961	18,349
RELX PLC	3,109	59,036
Sage Group PLC	2,399	22,621
Spirax-Sarco Engineering PLC	2,070	109,053
Standard Life PLC	25,454	101,906

		450,995
United States
Apache Corp.	844	44,310
Apple, Inc.	1,093	113,902
B/E Aerospace, Inc.	2,090	99,975
Baxter International, Inc.	1,848	88,741
Boeing Co.	920	122,967
C.R. Bard, Inc.	96	21,478
Cabot Corp.	1,400	68,166
Cinemark Holdings, Inc.	695	26,132
Eastman Chemical Co.	681	44,422
Ecolab, Inc.	670	79,315
Electronic Arts, Inc.	272	20,759
Emerson Electric Co.	209	11,683
Hasbro, Inc.	316	25,669

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Hormel Foods Corp.	104	$3,884
Illinois Tool Works, Inc.	1,309	151,059
Ingredion, Inc.	1,117	148,829
Lear Corp.	494	56,044
Linear Technology Corp.	19	1,140
Maxim Integrated Products, Inc.	112	4,567
McCormick & Co., Inc.	586	59,918
MetLife, Inc.	865	36,970
Nielsen Holdings PLC	91	4,901
NVIDIA Corp.	492	28,093
Parker Hannifin Corp.	56	6,395
Penske Automotive Group, Inc.	1,688	66,879
Praxair, Inc.	294	34,263
QUALCOMM, Inc.	722	45,183
Symantec Corp.	8,248	168,507
Tech Data Corp.	1,074	83,697
Texas Instruments, Inc.	746	52,033
Ubiquiti Networks, Inc.	1,388	62,071
VeriSign, Inc.	1,445	125,151
Whirlpool Corp.	418	80,406
Woodward, Inc.	416	24,353
Wyndham Worldwide Corp.	894	63,492

		2,075,354
Total Reference Entity — Long		7,257,875

Reference Entity — Short
Australia
Ansell Ltd.	(1,546)	(22,779)
Incitec Pivot Ltd.	(8,566)	(18,755)
Ramsay Health Care Ltd.	(2,732)	(163,663)

		(205,197)
Austria
Ams AG	(631)	(20,921)
Canada
Franco-Nevada Corp.	(238)	(18,350)
Onex Corp.	(2,772)	(172,076)
Potash Corp. of Saskatchewan, Inc.	(3,064)	(47,756)
Silver Wheaton Corp.	(1,207)	(33,696)

		(271,878)
Denmark
Novozymes A/S — B Shares	(564)	(27,681)
Finland
Konecranes OYJ	(1,068)	(32,291)
France
Accor SA	(26)	(1,089)
Air Liquide SA	(643)	(68,551)
Bollore SA	(7,129)	(25,812)
Danone	(260)	(19,940)
Ingenico Group SA	(63)	(6,907)
Kering	(326)	(61,956)
Societe BIC SA	(29)	(4,286)

		(188,541)
Germany
Bayerische Motoren Werke AG	(493)	(42,479)
ElringKlinger AG	(3,824)	(69,742)
Fraport AG Frankfurt Airport Services Worldwide	(43)	(2,352)
Fuchs Petrolub SE	(432)	(18,241)
HeidelbergCement AG	(37)	(3,134)
Merck KGaA	(976)	(107,785)

	Shares	Value
Reference Entity — Short (continued)
Germany (continued)
Symrise AG	(1,824)	$(128,616)
Volkswagen AG	(472)	(66,407)

		(438,756)
Hong Kong
First Pacific Co. Ltd.	(6,000)	(4,666)
Hang Lung Properties Ltd.	(28,000)	(60,681)
Hong Kong & China Gas Co. Ltd.	(150,200)	(279,285)
Melco International Development Ltd.	(57,000)	(58,621)
Shangri-La Asia Ltd.	(4,000)	(4,304)
Shun Tak Holdings Ltd.	(20,000)	(6,492)
Wharf Holdings Ltd.	(2,000)	(13,822)

		(427,871)
Israel
Frutarom Industries Ltd.	(506)	(25,388)
Orbotech Ltd.	(342)	(9,757)

		(35,145)
Italy
Parmalat SpA	(2,413)	(6,345)
Japan
Advantest Corp.	(300)	(3,979)
Brother Industries Ltd.	(5,500)	(62,502)
Daifuku Co. Ltd.	(800)	(16,810)
Daihatsu Motor Co. Ltd.	(2,300)	(34,543)
Disco Corp.	(200)	(20,496)
Ebara Corp.	(14,000)	(76,138)
Exedy Corp.	(2,500)	(59,037)
FANUC Corp.	(300)	(50,162)
Fuji Oil Holdings, Inc.	(300)	(6,580)
Furukawa Electric Co. Ltd.	(3,000)	(7,833)
Hamamatsu Photonics KK	(2,300)	(67,524)
Hitachi Kokusai Electric, Inc.	(1,200)	(19,181)
Horiba Ltd.	(1,100)	(51,474)
Isuzu Motors Ltd.	(800)	(10,356)
JGC Corp.	(1,800)	(26,351)
Kansai Paint Co. Ltd.	(6,200)	(129,839)
Keyence Corp.	(400)	(282,149)
Koito Manufacturing Co. Ltd.	(1,600)	(79,003)
Kyocera Corp.	(300)	(14,378)
Makita Corp.	(4,200)	(295,494)
Maruichi Steel Tube Ltd.	(1,200)	(44,334)
MISUMI Group, Inc.	(7,400)	(135,915)
Mitsubishi Heavy Industries Ltd.	(4,000)	(17,004)
Mitsubishi Materials Corp.	(3,000)	(7,884)
Mitsui Engineering & Shipbuilding Co. Ltd.	(4,000)	(5,817)
Nabtesco Corp.	(3,300)	(88,768)
Nippon Paint Co. Ltd.	(200)	(5,464)
OSG Corp.	(1,400)	(23,323)
SCREEN Holdings Co. Ltd.	(2,000)	(23,691)
Shimano, Inc.	(200)	(31,278)
SMC Corp.	(100)	(26,148)
Sojitz Corp.	(8,500)	(20,480)
THK Co. Ltd.	(4,100)	(81,006)
Topcon Corp.	(4,100)	(39,218)
Toshiba Corp.	(1,000)	(2,586)
Toyobo Co. Ltd.	(1,000)	(1,888)
Ulvac, Inc.	(500)	(15,492)

		(1,884,125)
Netherlands
Arcadis NV	(2,327)	(31,142)
InterXion Holding NV	(2,570)	(97,352)
Royal Dutch Shell PLC — A Shares	(1,199)	(30,958)

		(159,452)

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Norway
Norwegian Air Shuttle ASA	(2,065)	$(74,228)
Singapore
Ascendas Real Estate Investment Trust	(3,600)	(6,597)
CapitaLand Ltd.	(3,300)	(7,835)
Global Logistic Properties Ltd.	(4,800)	(6,883)
Keppel Corp. Ltd.	(8,800)	(34,822)
SIA Engineering Co. Ltd.	(200)	(552)
Singapore Telecommunications Ltd.	(20,300)	(63,659)
Wilmar International Ltd.	(4,600)	(10,672)

		(131,020)
Spain
Distribuidora Internacional de Alimentacion SA	(993)	(6,193)
Sweden
Alfa Laval AB	(3,927)	(61,892)
BillerudKorsnas AB	(390)	(6,779)

		(68,671)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(8)	(47,040)
Chocoladefabriken Lindt & Spruengli AG	(1)	(70,651)
Cie Financiere Richemont SA	(757)	(46,019)
DKSH Holding AG	(844)	(59,626)
Dufry AG	(121)	(13,924)
OC Oerlikon Corp. AG	(622)	(5,821)
SGS SA	(31)	(68,580)
Swatch Group AG	(589)	(54,309)
Zurich Insurance Group AG	(59)	(14,165)

		(380,135)
United Kingdom
Aggreko PLC	(1,019)	(17,349)
Capita PLC	(9,690)	(123,040)
Essentra PLC	(2,050)	(13,154)
Micro Focus International PLC	(8,750)	(224,269)
Old Mutual PLC	(7,001)	(19,482)
Rolls-Royce Holdings PLC	(51,372)	(68)
Rotork PLC	(22,075)	(63,487)
RPC Group PLC	(149)	(1,700)
Standard Chartered PLC	(1,585)	(12,674)
UBM PLC	(3,339)	(29,635)

		(504,858)
United States
AGCO Corp.	(619)	(29,811)
American Express Co.	(21)	(1,354)
American Tower Corp.	(65)	(7,525)
Ashland, Inc.	(669)	(75,758)
Autodesk, Inc.	(392)	(23,304)
Avnet, Inc.	(3,618)	(148,700)
Ball Corp.	(40)	(2,827)
Caterpillar, Inc.	(3,335)	(276,005)
Cavium, Inc.	(443)	(20,675)
Cheniere Energy, Inc.	(392)	(16,397)
Cirrus Logic, Inc.	(139)	(6,759)
Coach, Inc.	(4,753)	(204,902)
Colfax Corp.	(490)	(14,386)
Cooper Cos., Inc.	(472)	(86,126)
Crown Holdings, Inc.	(514)	(27,227)
Danaher Corp.	(1,380)	(112,387)
Diebold, Inc.	(4,614)	(130,299)
Dolby Laboratories, Inc., Class A	(437)	(21,985)
Donaldson Co., Inc.	(3,357)	(121,288)
Energizer Holdings, Inc.	(81)	(4,174)
Expedia, Inc.	(477)	(55,642)
Exxon Mobil Corp.	(7)	(623)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Facebook, Inc.	(1,513)	$(187,521)
Flowserve Corp.	(103)	(4,929)
Fortive Corp.	(206)	(9,931)
Graco, Inc.	(36)	(2,664)
Halliburton Co.	(1,071)	(46,760)
Illumina, Inc.	(855)	(142,229)
Integrated Device Technology, Inc.	(486)	(10,687)
Littelfuse, Inc.	(215)	(26,879)
Mattel, Inc.	(887)	(29,608)
Microsemi Corp.	(1,923)	(74,997)
Newell Rubbermaid, Inc.	(1,556)	(81,628)
Newfield Exploration Co.	(82)	(3,551)
Oracle Corp.	(1,054)	(43,256)
Procter & Gamble Co.	(657)	(56,233)
PTC, Inc.	(703)	(27,930)
PVH Corp.	(419)	(42,344)
Sealed Air Corp.	(405)	(19,108)
Spectrum Brands Holdings, Inc.	(280)	(36,056)
Teradyne, Inc.	(75)	(1,481)
Textron, Inc.	(265)	(10,335)
Torchmark Corp.	(1,043)	(64,530)
WR Grace & Co.	(224)	(16,771)
Yum! Brands, Inc.	(250)	(22,355)
Zebra Technologies Corp., Class A	(1,067)	(56,562)

		(2,406,499)
Total Reference Entity — Short		(7,269,807)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		(11,932)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2016, expiration date 5/19/17:
Reference Entity — Long
Brazil
BM&FBovespa SA	10,000	58,876
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	11,291	170,155
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	195,082	837,510
Companhia de Saneamento Basico do Estado de Sao Paulo	12,300	116,839
Engie Brasil Energia SA	7,800	101,542
Equatorial Energia SA	6,800	116,458
Fibria Celulose SA	71,300	435,180
Hypermarcas SA	30,900	261,598
Transmissora Alianca de Energia Eletrica SA	115,600	923,402

		3,021,560
Chile
Aguas Andinas SA, Class A	221,819	134,094
Empresa Nacional de Electricidad SA, ADR	10,055	274,502
Enersis SA	3,559,779	621,201

		1,029,797
China
Agricultural Bank of China Ltd., Class H	218,000	80,302
Anhui Conch Cement Co. Ltd., Class H	59,500	156,549
Anhui Expressway Co. Ltd. , Class H	530,000	411,239
China Cinda Asset Management Co. Ltd.	164,000	53,447
China Communications Construction Co. Ltd., Class H	41,000	44,928
China Communications Services Corp. Ltd., Class H	544,000	295,865
China Lesso Group Holdings Ltd.	169,000	95,884

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Machinery Engineering Corp.	345,000	$216,287
China Pacific Insurance Group Co. Ltd., Class H	40,400	143,570
China Petroleum & Chemical Corp. — ADR	6,739	483,928
China Railway Construction Corp. Ltd., Class H	166,500	200,733
China Railway Group Ltd., Class H	272,000	205,769
Datang International Power Generation Co. Ltd., Class H	276,000	71,711
Dongfeng Motor Group Co. Ltd., Class H	166,000	205,553
Great Wall Motor Co. Ltd., Class H	401,500	418,609
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	156,000	387,249
Huadian Power International Corp. Ltd., Class H	454,000	215,269
Huaneng Power International, Inc., Class H	1,008,000	620,979
Industrial & Commercial Bank of China Ltd., Class H	1,480,000	844,326
Jiangxi Copper Co. Ltd., Class H	298,000	342,499
Longfor Properties Co. Ltd.	317,000	434,168
Metallurgical Corp. of China Ltd.	1,905,000	581,882
People’s Insurance Co. Group of China Ltd., Class H	501,000	193,554
PICC Property & Casualty Co. Ltd., Class H	48,000	74,792
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	389,700	926,705
Sino-Ocean Land Holdings Ltd.	199,000	84,324
Sinopec Engineering Group Co. Ltd., Class H	59,000	51,610
Sinopec Shanghai Petrochemical Co. Ltd., Class H	564,000	276,038
Sinopharm Group Co. Ltd., Class H	232,000	1,127,045
Sinotrans Ltd., Class H	73,000	33,499
Sohu.com, Inc.	5,187	200,633
Tianjin Capital Environmental Protection Group Co. Ltd.	36,000	16,989
Tianneng Power International Ltd.	286,000	196,882
Weichai Power Co. Ltd., Class H	400	481
Xinjiang Goldwind Science & Technology Co. Ltd.	14,400	19,585
Zhejiang Expressway Co. Ltd., Class H	104,000	107,707
ZTE Corp., Class H	272,600	367,635

		10,188,225
Czech Republic
Czech Republic AS	3,789	36,958
Egypt
Global Telecom Holding — GDR	63,097	111,682
Hong Kong
Belle International Holdings Ltd.	218,000	144,511
China Everbright Ltd.	80,000	153,241
China Power International Development Ltd.	524,000	213,957
China Resources Land Ltd.	26,000	64,853
China Resources Power Holdings Co. Ltd.	202,000	322,831
Geely Automobile Holdings Ltd.	555,000	366,061
GOME Electrical Appliances Holding Ltd.	260,000	31,603
Haier Electronics Group Co. Ltd.	313,000	525,794
KWG Property Holding Ltd.	145,500	90,272
Nine Dragons Paper Holdings Ltd.	75,000	59,792
Shimao Property Holdings Ltd.	67,500	88,387
Skyworth Digital Holdings Ltd.	34,000	25,466

		2,086,768
Indonesia
Matahari Department Store Tbk PT	72,400	110,496
Telekomunikasi Indonesia Persero Tbk PT	1,677,100	545,914
Telekomunikasi Indonesia Persero Tbk PT — ADR	6,395	422,070

		1,078,480
Malaysia
MISC Bhd	717,500	1,323,775
Tenaga Nasional Bhd	210,800	744,941
Top Glove Corp. Bhd	551,200	580,923
YTL Power International Bhd	609,400	214,087

		2,863,726

	Shares	Value
Reference Entity — Long (continued)
Netherlands
Steinhoff International Holdings NV	12,415	$78,527
Yandex NV	5,654	122,409

		200,936
Philippines
Globe Telecom, Inc.	20,045	965,199
Metro Pacific Investments Corp.	7,512,000	1,197,148

		2,162,347
Poland
Tauron Polska Energia SA	636,118	502,476
Qatar
Ooredoo QSC	732	19,137
Russia
Aeroflot — Russian Airlines OJSC	103,300	136,344
Alrosa AO	239,100	259,719
Lukoil OAO	1,066	46,425
Magnitogorsk Iron & Steel Works OJSC	291,200	130,693
Novolipetsk Steel OJSC — GDR	3,628	52,484
Severstal PAO — GDR	18,979	224,722
Tatneft OAO	11,770	56,931
Uralkali OJSC	13,030	36,755

		944,073
South Africa
Clicks Group Ltd.	16,432	147,094
Pick n Pay Stores Ltd.	37,237	210,159
Redefine Properties Ltd.	96,634	83,467
Sappi Ltd.	39,483	200,867
Sibanye Gold Ltd.	90,019	419,567
Standard Bank Group Ltd.	14,653	146,359
Vodacom Group Ltd.	10,943	126,826

		1,334,339
South Korea
Cell Biotech Co. Ltd.	906	50,407
Hyundai Development Co-Engineering & Construction	22,437	889,522
Hyundai Engineering & Construction Co. Ltd.	2,410	79,518
Hyundai Mobis Co. Ltd.	114	25,996
Hyundai Wia Corp.	7,324	562,712
Kangwon Land, Inc.	15,309	560,364
Korea Zinc Co. Ltd.	989	451,129
KT Corp. — ADR	71,442	1,090,205
LG Electronics, Inc.	5,018	239,963
Lotte Chemical Corp.	1,320	358,669
NAVER Corp.	2,134	1,353,989
Neowiz Games Corp.	6,652	83,553
Poongsan Corp.	13,515	375,451
POSCO	236	47,820
Posco ICT Co. Ltd.	1	5
S-Oil Corp.	292	20,107
Shinhan Financial Group Co. Ltd. — ADR	9,831	350,868
SK Networks Co. Ltd.	21,796	121,149
Sungwoo Hitech Co. Ltd.	1	7

		6,661,434
Taiwan
Chunghwa Telecom Co. Ltd.	152,000	543,175
Compal Electronics, Inc.	97,000	60,949
Elite Advanced Laser Corp.	85,840	340,984
Everlight Electronics Co. Ltd.	242,000	393,927
Formosa Chemicals & Fibre Corp.	90,000	234,535
Formosa Petrochemical Corp.	186,000	529,206
Foxconn Technology Co. Ltd.	692,260	1,679,928
Fubon Financial Holding Co. Ltd.	477,000	593,589

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd.	224,200	$618,703
Hon Hai Precision Industry Co. Ltd. — GDR	45,743	255,182
King Yuan Electronics Co. Ltd.	76,000	72,698
Lite-On Technology Corp.	226,000	338,935
MediaTek, Inc.	40,000	305,401
Micro-Star International Co. Ltd.	73,000	159,305
Nan Ya Plastics Corp.	21,000	39,784
Novatek Microelectronics Corp.	55,000	193,272
Radiant Opto-Electronics Corp.	4,000	6,424
Sitronix Technology Corp.	563,000	1,871,184
Taiwan Fertilizer Co. Ltd.	171,000	238,456
Transcend Information, Inc.	32,000	96,121
Uni-President Enterprises Corp.	176,000	359,699
Yuanta Financial Holding Co. Ltd.	385,166	135,352

		9,066,809
Thailand
Airports of Thailand PCL	70,400	798,392
Bangchak Petroleum PCL	205,200	197,364
Pruksa Real Estate PCL	455,800	359,877
PTT Exploration & Production PCL, Foreign Registered Shares	325,700	771,469
PTT Global Chemical PCL, Foreign Registered Shares	79,100	137,965
Thai Oil PCL — NVDR	101,600	177,209
Thai Union Group PCL	43,300	27,101
Tipco Asphalt PCL	255,900	194,699

		2,664,076
Turkey
Arcelik AS	346,945	2,373,843
BIM Birlesik Magazalar AS	3,515	65,024
Enka Insaat ve Sanayi AS	336,005	495,744
Eregli Demir ve Celik Fabrikalari TAS	507,693	772,734
KOC Holding AS	22,471	96,419
TAV Havalimanlari Holding AS	69,593	255,300

		4,059,064
United Arab Emirates
Aldar Properties PJSC	273,141	214,495
United Kingdom
British American Tobacco PLC	23,888	1,520,405
United States
AES Corp.	14,339	177,087
Genpact Ltd.	19,032	509,486

		686,573
Total Reference Entity — Long		50,453,360

Reference Entity — Short
Brazil
BRF SA	(11,300)	(189,239)
Cielo SA	(6,700)	(75,939)
Cosan SA Industria e Comercio	(5,100)	(53,558)
Cosan Ltd., Class — A Shares	(11,249)	(75,143)
Embraer SA — ADR	(17,550)	(320,639)
Petroleo Brasileiro SA, ADR	(91,150)	(664,484)
Telefonica Brasil SA — ADR	(8,348)	(126,440)
Tim Participacoes SA, ADR	(2,043)	(26,334)
Vale SA, ADR	(173,554)	(800,084)
WEG SA	(123,400)	(581,149)

		(2,913,009)
Chile
Sociedad Quimica y Minera de Chile SA — ADR	(10,774)	(266,980)

	Shares	Value
Reference Entity — Short (continued)
China
58.com, Inc. — ADR	(37,508)	$(1,950,791)
AAC Technologies Holdings, Inc.	(6,500)	(60,759)
Baidu, Inc. — ADR	(7,560)	(1,206,576)
CGN Power Co. Ltd.	(96,000)	(28,436)
China Longyuan Power Group Corp., Class H	(12,000)	(9,660)
China National Building Material Co. Ltd., Class H	(764,000)	(352,367)
China Oilfield Services Ltd.	(142,000)	(112,365)
China Shanshui Cement Group Ltd.	(2,538,622)	(308,231)
China Shenhua Energy Co. Ltd.	(182,000)	(349,437)
China Southern Airlines Co. Ltd., Class H	(70,000)	(46,158)
China Tian Lun Gas Holdings Ltd.	(52,500)	(40,195)
CNOOC Ltd.	(25,000)	(30,131)
Country Garden Holdings Co. Ltd.	(94,000)	(38,351)
Ctrip.com International Ltd. — ADR	(74,716)	(3,262,848)
ENN Energy Holdings Ltd.	(16,000)	(76,412)
Fosun International Ltd.	(591,472)	(776,074)
Guangshen Railway Co. Ltd.	(214,000)	(104,900)
Hengan International Group Co. Ltd.	(2,000)	(16,835)
Hollysys Automation Technologies Ltd.	(13,028)	(255,219)
Huaneng Renewables Corp. Ltd.	(34,000)	(10,915)
JD.com, Inc., ADR	(111,959)	(2,423,912)
Li Ning Co. Ltd.	(130,500)	(68,335)
Qinqin Foodstuffs Group Cayman Co. Ltd.	(400)	(148)
Shenzhou International Group Holdings Ltd.	(16,000)	(84,462)
Sichuan Expressway Co. Ltd.	(278,000)	(95,510)
SINA Corp.	(2,575)	(138,741)
SOHO China Ltd.	(98,000)	(45,316)
SouFun Holdings Ltd. — ADR	(15,524)	(79,483)
TAL Education Group — ADR	(25,227)	(1,518,918)
Vipshop Holdings Ltd. — ADR	(11,617)	(165,310)
Xinyi Solar Holdings Ltd.	(2,312,000)	(887,647)
Zhuzhou CSR Times Electric Co. Ltd.	(12,000)	(66,393)

		(14,610,835)
Colombia
Bancolombia SA — ADR	(9,944)	(339,687)
Hong Kong
Alibaba Pictures Group Ltd.	(470,000)	(100,844)
Brilliance China Automotive Holdings Ltd.	(2,000)	(2,227)
China Everbright International Ltd.	(19,000)	(20,577)
China Gas Holdings Ltd.	(16,000)	(25,328)
China Mengniu Dairy Co. Ltd.	(28,000)	(46,908)
China Merchants Holdings International Co. Ltd.	(20,552)	(60,447)
China Overseas Land & Investment Ltd.	(2,000)	(6,597)
China Resources Gas Group Ltd.	(14,000)	(41,140)
CITIC Ltd.	(30,000)	(45,524)
COSCO Pacific Ltd.	(82,000)	(84,688)
Far East Horizon Ltd.	(485,000)	(382,482)
Hopewell Highway Infrastructure Ltd.	(299,000)	(153,181)
Kunlun Energy Co. Ltd.	(2,000)	(1,521)
Shanghai Industrial Holdings Ltd.	(7,000)	(16,417)
Towngas China Co. Ltd.	(154,000)	(93,684)

		(1,081,565)
Hungary
OTP Bank PLC	(13,962)	(340,478)
India
Larsen & Toubro Ltd. — GDR	(3,913)	(90,956)
MakeMyTrip Ltd.	(30,939)	(582,582)
Reliance Industries Ltd. — GDR	(44,002)	(1,326,660)

		(2,000,198)
Monaco
GasLog Ltd.	(36,739)	(491,200)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
South Africa
Discovery Holdings Ltd.	(5,072)	$(45,701)
Foschini Group Ltd.	(2,173)	(23,317)
Nampak Ltd.	(296,847)	(453,633)
Naspers Ltd. — N Shares	(596)	(93,526)
Tiger Brands Ltd.	(2,544)	(71,458)
Woolworths Holdings Ltd.	(104,383)	(672,776)

		(1,360,411)
South Korea
Amorepacific Corp.	(1,016)	(204,332)
Cheil Industries, Inc.	(13,160)	(1,593,020)
Dongbu Insurance Co. Ltd.	(1,172)	(66,620)
Hankook Tire Co. Ltd.	(1,648)	(79,821)
Hanwha Life Insurance Co. Ltd.	(8,384)	(43,251)
Hyundai Department Store Co. Ltd.	(4,722)	(523,926)
Hyundai Marine & Fire Insurance Co. Ltd.	(8,066)	(218,076)
Hyundai Motor Co.	(1,340)	(158,110)
KB Insurance Co. Ltd.	(14,328)	(363,440)
KCC Corp.	(66)	(23,264)
Korea Aerospace Industries Ltd.	(5,420)	(390,400)
LG Display Co. Ltd. — ADR	(25,776)	(359,833)
NCSoft Corp.	(7,698)	(1,730,015)
Samsung Electro-Mechanics Co. Ltd.	(6,713)	(331,429)
Samsung Fire & Marine Insurance Co. Ltd.	(2,212)	(527,120)
Samsung Life Insurance Co. Ltd.	(13,851)	(1,205,018)
Samsung SDI Co. Ltd.	(17,194)	(1,625,487)

		(9,443,162)
Switzerland
Luxoft Holding, Inc.	(5,000)	(294,600)
Taiwan
Advanced Semiconductor Engineering, Inc. — ADR	(37,357)	(214,803)
Asustek Computer, Inc.	(17,000)	(147,914)
Delta Electronics, Inc.	(348,489)	(1,838,160)
Far Eastern New Century Corp.	(871,640)	(681,151)
Largan Precision Co. Ltd.	(1,000)	(107,508)
Shin Kong Financial Holding Co. Ltd.	(1,371,000)	(278,851)
United Microelectronics Corp.	(1,239,000)	(461,410)
United Microelectronics Corp. — ADR	(46,445)	(87,781)
Wistron Corp.	(460,922)	(366,672)

		(4,184,250)
Turkey
Turkcell Iletisim Hizmetleri AS — ADR	(91,676)	(791,164)
United States
Dorian LPG Ltd.	(24,040)	(148,327)
Total Reference Entity — Short		(38,265,866)
Net Value of Reference Entity — UBS AG		12,187,494

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2016, expiration date 5/19/17:
Reference Entity — Long
Australia
BHP Billiton Ltd.	7,128	105,645
Blackmores Ltd.	81	9,670
Mineral Resources Ltd.	7,771	58,268
Newcrest Mining Ltd.	202	3,927
OZ Minerals Ltd.	232	1,129
Rio Tinto Ltd.	79	3,008
Whitehaven Coal Ltd.	1,895	2,442

		184,089

	Shares	Value
Reference Entity — Long (continued)
Austria
Andritz AG	22	$1,097
OMV AG	631	16,829

		17,926
Bermuda
Nabors Industries Ltd.	811	7,230
Canada
Bank of Nova Scotia	4,208	213,703
Barrick Gold Corp.	4,170	91,047
Canadian Solar, Inc.	539	7,646
Gibson Energy, Inc.	1,256	14,325
Pan American Silver Corp.	1,621	31,626
Yamana Gold, Inc.	8,601	49,200

		407,547
Denmark
GN Store Nord A/S	118	2,179
Finland
Cargotec OYJ	1,300	58,293
Huhtamaki OYJ	512	22,487
Kone OYJ, Class B	1,889	95,703
Stora Enso OYJ, Class R	10,428	94,723
UPM-Kymmene OYJ	5,015	103,412

		374,618
France
Air France-KLM	13,592	78,833
AXA SA	7,063	143,742
Nexans SA	211	10,642
Peugeot SA	362	5,442
Sartorius Stedim Biotech	33	2,338
Thales SA	2,253	205,196
Valeo SA	2,846	145,997
Vallourec SA	12,243	44,615

		636,805
Germany
Allianz SE, Registered Shares	1,518	217,502
Bayer AG, Registered Shares	773	83,091
Brenntag AG	596	29,602
Continental AG	1	205
Evonik Industries AG	1,919	59,856
Lanxess AG	481	22,722
Metro AG	1,117	35,933
OSRAM Licht AG	3,859	200,769
SMA Solar Technology AG	198	9,974
Talanx AG	315	9,470
Wacker Chemie AG	19	1,767

		670,891
Hong Kong
CLP Holdings Ltd.	12,500	130,265
Hong Kong Exchanges & Clearing Ltd.	4	91
Hopewell Holdings Ltd.	18,500	61,508
Li & Fung Ltd.	2,000	994
New World Development Co. Ltd.	16,000	18,638
Sun Hung Kai Properties Ltd.	5,000	71,734

		283,230
Ireland
Experian PLC	912	17,789
Italy
DiaSorin SpA	45	2,817
Moncler SpA	496	8,688
Recordati SpA	693	22,475

		33,980

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan
Ajinomoto Co., Inc.	1,400	$35,736
Astellas Pharma, Inc.	17,100	284,914
Bridgestone Corp.	1,000	34,630
Casio Computer Co. Ltd.	2,300	32,739
Chiyoda Corp.	1,000	7,012
DIC Corp.	4,200	99,101
Eisai Co. Ltd.	700	40,929
FUJIFILM Holdings Corp.	300	10,762
Hitachi Chemical Co. Ltd.	300	6,256
Hoya Corp.	600	21,287
Ibiden Co. Ltd.	100	1,275
Japan Tobacco, Inc.	800	31,199
Kao Corp.	600	32,311
Lintec Corp.	1,500	31,753
Mitsubishi Chemical Holdings Corp.	7,100	38,349
Nagase & Co. Ltd.	400	4,654
Nikon Corp.	1,000	14,129
Nissin Electric Co. Ltd.	100	1,718
Rohm Co. Ltd.	600	25,529
Ryohin Keikaku Co. Ltd.	100	22,200
Sanrio Co. Ltd.	600	10,645
Seiko Epson Corp.	100	1,758
Sharp Corp.	40,000	35,724
Sumitomo Chemical Co. Ltd.	1,000	4,448
Sumitomo Corp.	100	1,048
Tadano Ltd.	2,300	22,190
Tokai Rika Co. Ltd.	1,700	32,265
TonenGeneral Sekiyu KK	11,000	99,375
Toyota Boshoku Corp.	300	6,858
Toyota Tsusho Corp.	400	8,830
Trend Micro, Inc.	300	10,892
TS Tech Co. Ltd.	700	15,937
Yakult Honsha Co. Ltd.	600	28,653
Yamato Kogyo Co. Ltd.	400	11,293
Yokogawa Electric Corp.	1,100	14,219
Zeon Corp.	3,000	24,755
Zojirushi Corp.	300	4,917

		1,110,290
Netherlands
Akzo Nobel NV	937	60,558
Core Laboratories NV	239	27,905
Heineken NV	296	27,922
Philips Lighting NV	4,334	110,875

		227,260
Norway
Subsea 7 SA	7,665	82,793
Singapore
Singapore Airlines Ltd.	600	4,893
Venture Corp. Ltd.	9,100	60,446

		65,339
Spain
Abertis Infraestructuras SA	755	11,864
ACS Actividades de Construccion y Servicios SA	158	4,518
Ebro Foods SA	1,967	44,851
Gas Natural SDG SA	174	3,587

		64,820
Sweden
Electrolux AB, Class B	3,347	90,653
Telefonaktiebolaget LM Ericsson, Class B	2,864	21,333

		111,986
Switzerland
Adecco SA, Registered Shares	2,016	110,644
Coca-Cola HBC AG	209	4,315

	Shares	Value
Reference Entity — Long (continued)
Switzerland (continued)
Georg Fischer AG, Registered Shares	62	$50,531
Kuehne & Nagel International AG, Registered Shares	21	2,940
Logitech International SA, Registered Shares	4,739	94,599
Lonza Group AG, Registered Shares	372	70,050
STMicroelectronics NV	10,979	80,277
Straumann Holding AG, Registered Shares	469	179,048
Temenos Group AG	124	7,662

		600,066
United Kingdom
Anglo American PLC	679	7,431
Croda International PLC	176	7,734
Ensco PLC, Class A	889	8,147
IMI PLC	1,895	26,882
Inchcape PLC	23,171	206,595
Informa PLC	4,661	44,032
Intertek Group PLC	3,446	165,322
Man Group PLC	10,461	16,043
RELX PLC	3,339	63,399
Spirax-Sarco Engineering PLC	2,915	153,565

		699,150
United States
Apache Corp.	32	1,679
Apple, Inc.	1,253	130,574
Avery Dennison Corp.	480	37,386
B/E Aerospace, Inc.	714	34,153
Boeing Co.	656	87,680
C.R. Bard, Inc.	657	146,989
Cabot Corp.	1,171	57,015
Cinemark Holdings, Inc.	228	8,572
Citrix Systems, Inc.	492	43,851
Eastman Chemical Co.	104	6,783
Ecolab, Inc.	480	56,821
Electronic Arts, Inc.	1,179	89,980
Emerson Electric Co.	615	34,377
Freeport-McMoRan, Inc.	3,627	47,005
Hasbro, Inc.	1,985	161,240
HP, Inc.	2,998	42,001
Jabil Circuit, Inc.	383	7,793
Kimberly-Clark Corp.	1,707	221,141
Lear Corp.	1,526	173,123
Maxim Integrated Products, Inc.	3,497	142,606
McCormick & Co., Inc.	2,058	210,429
MetLife, Inc.	3,019	129,031
Nielsen Holdings PLC	3,258	175,475
NVIDIA Corp.	1,136	64,864
PACCAR, Inc.	1,940	114,400
Parker Hannifin Corp.	123	14,044
Penske Automotive Group, Inc.	1,901	75,316
Praxair, Inc.	383	44,634
Raytheon Co.	394	54,974
Symantec Corp.	1,540	31,461
Tech Data Corp.	1,436	111,906
Teradata Corp.	46	1,304
Texas Instruments, Inc.	2,773	193,415
UnitedHealth Group, Inc.	624	89,356
VeriSign, Inc.	1,831	158,582
Visteon Corp.	130	9,110
Western Union Co.	2,396	47,919
Whirlpool Corp.	410	78,866
Wyndham Worldwide Corp.	1,488	105,676
Xilinx, Inc.	3,108	158,755

		3,400,286
Total Reference Entity — Long		8,998,274

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Australia
Ansell Ltd.	(1,184)	$(17,457)
Incitec Pivot Ltd.	(44,043)	(96,443)
Insurance Australia Group Ltd.	(9,259)	(42,599)
Macquarie Group Ltd.	(1,080)	(61,158)
OceanaGold Corp.	(14,047)	(50,793)

		(268,450)
Canada
CAE, Inc.	(5,143)	(68,626)
Franco-Nevada Corp.	(723)	(55,754)
Manulife Financial Corp.	(14,161)	(193,066)
Methanex Corp.	(150)	(4,216)
Parex Resources, Inc.	(8,648)	(83,862)
Potash Corp. of Saskatchewan, Inc.	(193)	(3,017)
Silver Wheaton Corp.	(4,421)	(123,430)

		(531,971)
Denmark
AP Moeller — Maersk A/S	(12)	(16,331)
H Lundbeck A/S	(93)	(3,810)

		(20,141)
France
Air Liquide SA	(154)	(16,424)
Airbus Group SE	(877)	(51,743)
BioMerieux	(891)	(123,189)
Bollore SA	(6,627)	(24,000)
Bureau Veritas SA	(11,848)	(257,497)
Danone	(651)	(49,934)
Ingenico Group SA	(1,009)	(110,625)
Kering	(990)	(188,154)
L’Oreal SA	(744)	(141,369)
Suez Environnement Co.	(3,998)	(64,891)

		(1,027,826)
Germany
Axel Springer SE	(1,328)	(72,790)
Bayerische Motoren Werke AG	(182)	(13,197)
ElringKlinger AG	(2,797)	(51,018)
Fraport AG Frankfurt Airport Services Worldwide	(1,294)	(70,776)
Fuchs Petrolub SE	(1,067)	(45,060)
GEA Group AG	(5,201)	(277,708)
HeidelbergCement AG	(75)	(6,359)
Merck KGaA	(1,469)	(162,236)
Symrise AG	(2,017)	(142,230)
ThyssenKrupp AG	(3,324)	(76,234)

		(917,608)
Hong Kong
Hang Lung Properties Ltd.	(3,000)	(6,516)
Hong Kong & China Gas Co. Ltd.	(1,100)	(2,060)
Hong Kong Exchanges and Clearing Ltd.	(4)	(114)
Shun Tak Holdings Ltd.	(4,000)	(1,313)

		(10,003)
Israel
Orbotech Ltd.	(60)	(1,771)
Italy
Finmeccanica SpA	(1,312)	(15,017)
Salini Impregilo SpA	(285)	(893)

		(15,910)
Japan
Brother Industries Ltd.	(100)	(1,138)
Daifuku Co. Ltd.	(1,000)	(21,014)
Daihatsu Motor Co. Ltd.	(7,100)	(106,635)
Ebara Corp.	(12,000)	(65,263)

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Exedy Corp.	(2,700)	$(63,762)
Fuji Oil Holdings, Inc.	(2,500)	(54,835)
Hamamatsu Photonics KK	(2,400)	(70,462)
Hitachi Kokusai Electric, Inc.	(800)	(12,789)
Horiba Ltd.	(200)	(9,361)
Inpex Corp.	(1,400)	(11,132)
Isuzu Motors Ltd.	(3,800)	(49,193)
JGC Corp.	(500)	(7,322)
Kawasaki Kisen Kaisha Ltd.	(38,000)	(93,276)
Koito Manufacturing Co. Ltd.	(400)	(19,753)
Kubota Corp.	(400)	(5,797)
Kyoritsu Maintenance Co. Ltd.	(100)	(7,318)
Maruichi Steel Tube Ltd.	(1,100)	(40,641)
MISUMI Group, Inc.	(100)	(1,839)
Nabtesco Corp.	(1,400)	(37,661)
Nidec Corp.	(100)	(9,076)
Nifco, Inc.	(100)	(5,618)
Nitto Denko Corp.	(500)	(33,512)
SCREEN Holdings Co. Ltd.	(2,000)	(23,693)
Sojitz Corp.	(15,000)	(36,143)
Sony Corp.	(800)	(26,264)
Sumitomo Metal Mining Co. Ltd.	(1,000)	(12,022)
THK Co. Ltd.	(400)	(7,905)
Topcon Corp.	(2,900)	(27,741)
Toshiba Corp.	(6,000)	(15,518)
Toyota Industries Corp.	(800)	(35,910)

		(912,593)
Netherlands
InterXion Holding NV	(369)	(13,990)
Royal Dutch Shell PLC — A Shares	(4,347)	(112,252)
Royal Dutch Shell PLC — B Shares	(5,559)	(147,874)
SBM Offshore NV	(3,160)	(42,384)
Sensata Technologies Holding NV	(634)	(24,053)

		(340,553)
Norway
Norwegian Air Shuttle ASA	(528)	(19,038)
Singapore
Ascendas Real Estate Investment Trust	(800)	(1,476)
Broadcom Ltd.	(173)	(28,032)
Keppel Corp. Ltd.	(2,100)	(8,319)
Singapore Telecommunications Ltd.	(40,600)	(127,327)
United Overseas Bank Ltd.	(2,300)	(31,569)
Wilmar International Ltd.	(700)	(1,634)

		(198,357)
Spain
Amadeus IT Holding SA — A Shares	(130)	(6,124)
Distribuidora Internacional de Alimentacion SA	(1,102)	(6,885)
Ferrovial SA	(267)	(5,538)
Indra Sistemas SA	(426)	(5,177)
Obrascon Huarte Lain SA	(3,655)	(13,612)

		(37,336)
Sweden
SKF AB — B Shares	(752)	(11,973)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(38)	(352,994)
Credit Suisse Group AG	(5,261)	(60,507)
Dufry AG	(2,106)	(242,347)
Garmin Ltd.	(290)	(15,762)
LafargeHolcim Ltd.	(3,545)	(168,575)
OC Oerlikon Corp. AG	(633)	(5,930)
SGS SA	(27)	(59,737)
Swatch Group AG	(425)	(21,702)

		(927,554)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United Kingdom
Aggreko PLC	(918)	$(15,634)
Capita PLC	(7,330)	(93,078)
Essentra PLC	(232)	(1,493)
HSBC Holdings PLC	(15,072)	(98,797)
Melrose Industries PLC	(4,731)	(42,850)
Micro Focus International PLC	(2,113)	(54,162)
Next PLC	(3,169)	(210,696)
Prudential PLC	(1,846)	(32,547)
Rolls Royce Holdings PLC	(60,756)	(42,597)
RPC Group PLC	(1,053)	(12,020)
Standard Chartered PLC	(2,670)	(21,354)
UBM PLC	(3,620)	(32,134)

		(657,362)
United States
American Express Co.	(418)	(26,946)
American Tower Corp.	(1,005)	(116,350)
AMETEK, Inc.	(3,714)	(174,671)
Ashland, Inc.	(197)	(22,310)
Avnet, Inc.	(273)	(11,222)
Ball Corp.	(3,723)	(263,106)
BorgWarner, Inc.	(2,317)	(76,879)
Cavium, Inc.	(633)	(29,543)
Cheniere Energy, Inc.	(743)	(31,081)
Ciena Corp.	(64)	(1,229)
Colfax Corp.	(314)	(9,220)
Cooper Cos., Inc.	(49)	(8,942)
Cree, Inc.	(1,005)	(28,744)
Danaher Corp.	(1,930)	(157,180)
Diebold, Inc.	(47)	(1,329)
Dolby Laboratories, Inc., Class A	(1,071)	(53,883)
Edgewell Personal Care Co.	(48)	(4,063)
Energizer Holdings, Inc.	(715)	(36,845)
Facebook, Inc.	(780)	(96,674)
FMC Corp.	(2,762)	(131,307)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Graco, Inc.	(154)	$(11,399)
Halliburton Co.	(570)	(24,887)
Illumina, Inc.	(578)	(96,152)
Littelfuse, Inc.	(404)	(50,509)
Microchip Technology, Inc.	(325)	(18,084)
Micron Technology, Inc.	(2,611)	(35,876)
Microsemi Corp.	(3,006)	(117,235)
Monolithic Power Systems, Inc.	(50)	(3,628)
Mosaic Co.	(55)	(1,486)
National Oilwell Varco, Inc.	(141)	(4,563)
Newfield Exploration Co.	(689)	(29,835)
Oracle Corp.	(1,749)	(71,780)
PepsiCo, Inc.	(213)	(23,201)
PTC, Inc.	(79)	(3,140)
PVH Corp.	(825)	(83,376)
Sealed Air Corp.	(377)	(17,788)
Teradyne, Inc.	(98)	(1,937)
Textron, Inc.	(1,410)	(54,991)
Thermo Fisher Scientific, Inc.	(681)	(108,171)
Torchmark Corp.	(3,404)	(210,607)
Total System Services, Inc.	(438)	(22,304)
Trimble Navigation Ltd.	(2,628)	(69,486)
Tyco International PLC	(93)	(4,239)
Tyson Foods, Inc., Class A	(1,485)	(109,297)
Western Digital Corp.	(561)	(26,654)
Wynn Resorts Ltd.	(245)	(23,999)
Yum! Brands, Inc.	(2,896)	(258,962)
Zebra Technologies Corp., Class A	(560)	(29,687)
Zimmer Biomet Holdings, Inc.	(2,266)	(297,955)

		(3,092,752)
Total Reference Entity — Short		(8,991,198)
Net Value of Reference Entity — UBS AG		7,076

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Assets — Derivative Financial Instruments
Swap — OTC	Unrealized appreciation on OTC swaps	—	—	$14,567,164	—	—	—	$14,567,164

Liabilities — Derivative Financial Instruments
Swap — OTC	Unrealized depreciation on OTC swaps	—	—	$3,841,988	—	—	—	$3,841,988

For the year ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Swaps	—	—	$(5,503,444)	—	—	—	$(5,503,444)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	—	—	$7,911,827	—	—	—	$7,911,827

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	27

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

For the year ended July 31, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

Total return swaps:
Average notional value	$54,292,039

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps — OTC[1]	$14,567,164	$3,841,988
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$14,567,164	$3,841,988

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the schedule of investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Goldman Sachs & Co.	$6,375,060	$(31,062)	—	$(800,000)	$5,543,998
Morgan Stanley & Co, Inc.	4,750,381	(18,726)	—	(3,150,000)	1,581,655
UBS AG	3,441,723	(30,724)	—	(46,585)	3,364,414

Total	$14,567,164	$(80,512)	—	$(3,996,585)	$10,490,067

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Goldman Sachs & Co.	$31,062	$(31,062)	—	—	—
Goldman Sachs International	3,761,476	—	—	—	$3,761,476
Morgan Stanley & Co, Inc.	18,726	(18,726)	—	—	—
UBS AG	30,724	(30,724)	—	—	—

Total	$3,841,988	$(80,512)	—	—	$3,761,476

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$190,126,929	—	—	$190,126,929

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$14,567,164	—	$14,567,164
Liabilities:
Equity contracts	—	(3,841,988)	—	(3,841,988)

Total	—	$10,725,176	—	$10,725,176

[1] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash received as collateral for OTC swaps of $(3,996,585) is categorized as Level 2 within the disclosure hierarchy.

During the year ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States — 0.0%
Apigee Corp. (a)	473	$5,885

Preferred Securities
Preferred Stocks
United States — 0.6%
AliphCom, 0.00% (a)(b):
Series 6 (acquired 12/15/15, cost $0)	8,264	—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	8
Illumio Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	1,297,509
Palantir Technologies, Inc., Series I, 0.00% (Acquired 6/05/14, cost $1,999,998) (a)(b)	326,264	3,119,084
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	2,195,625
Total Preferred Stocks — 0.6%		6,612,226
Total Long-Term Investments (Cost — $6,760,059) — 0.6%		6,618,111

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (d)(e)	1,044,984,235	$1,044,984,235
Total Short-Term Securities (Cost — $1,044,984,235) — 98.4%		1,044,984,235
Total Investments (Cost — $1,051,744,294) — 99.0%		1,051,602,346
Other Assets Less Liabilities — 1.0%		10,189,162

Net Assets — 100.0%		$1,061,791,508

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $6,612,226, and an original cost of $6,749,966, which was 0.06% of its net assets.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	During the year ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,798,127,326	(753,143,091)	1,044,984,235	$1,044,984,235	$4,341,136

(e)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(92)	AEX Index	August 2016	$9,185,045	$(56,859)
263	CAC 40 Index	August 2016	$13,053,645	232,194
(128)	Hang Seng Index	August 2016	$17,961,642	202,012
411	IBEX 35 Index	August 2016	$39,383,590	525,732
(2,233)	OMX Stockholm 30 Index	August 2016	$36,155,446	(598,256)
(343)	SGX MSCI Singapore Index	August 2016	$7,993,612	188,870
39	Dax Index	September 2016	$11,255,861	197,703
114	FTSE/MIB Index	September 2016	$10,718,718	373,151
652	FTSE100 Index	September 2016	$57,610,803	51,773
(217)	S&P 500 E-Mini Index	September 2016	$23,524,970	(59,688)
(329)	S&P/TSX 60 Index	September 2016	$42,615,157	(733,859)
85	SPI 200 Index	September 2016	$8,912,599	360,303
89	Topix Index	September 2016	$11,587,838	153,228
Total				$836,304

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount/ Floating Rate[1]		Counterparty	Effective Date	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future September 2016	CHF	3,253,757	Morgan Stanley & Co. International	7/15/16	9/16/16	CHF	40	$(575)	—	$(575)
Swiss Market IX Future September 2016	CHF	8,914,774	Morgan Stanley & Co. International	7/18/16	9/16/16	CHF	110	32,528	—	32,528
Swiss Market IX Future September 2016	CHF	493,468	Morgan Stanley & Co. International	7/28/16	9/16/16	CHF	6	(5,662)	—	(5,662)
Swiss Market IX Future September 2016	CHF	7,172,911	Morgan Stanley & Co. International	7/29/16	9/16/16	CHF	88	(16,376)	—	(16,376)
Total								$9,915	—	$9,915

[1] Fund receives the total return of the reference entity and pays the fixed amount. Net payment at termination.

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	11/02/17	$48,071,800	$944,309	[2]	$49,405,294
	Bank of America N.A.	5/04/17 - 2/01/18	$(860,262)	410,212	[3]	80,870
	Deutsche Bank AG	9/30/16 - 4/20/17	$15,328,449	6,797,663	[4]	17,430,859
	Goldman Sachs & Co.	8/04/16 - 2/01/18	$55,166,858	(4,883,968)[5]		50,167,146
	Goldman Sachs & Co.	11/02/17	$202,189	(345,851)[6]		29,068
	UBS AG	4/13/17	$31,966,177	7,501,108	[7]	41,046,496
Total				$10,423,473		$158,159,733

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1,300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

IntercontinentalExchange LIBOR:
EUR 1 Week, EUR 1 Month; EUR Overnight
GBP 1 Week; GBP Overnight
JPY 1 Week; JPY Spot Next
USD 1 Week; USD Spot Next
Tokyo Interbank Offered Rate 1 Week

[2] Amount includes $ (389,185) of net dividends and financing fees.
[3] Amount includes $ (530,920) of net dividends and financing fees.
[4] Amount includes $ 4,695,253 of net dividends and financing fees.
[5] Amount includes $ 115,744 of net dividends and financing fees.
[6] Amount includes $ (172,730) of net dividends and financing fees.
[7] Amount includes $ (1,579,211) of net dividends and financing fees.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of July 31, 2016, expiration date 11/02/17:
	Shares	Value
Reference Entity — Long
Australia
Caltex Australia Ltd.	52,938	$1,338,752
JB Hi-Fi Ltd.	13,766	271,615
Platinum Asset Management Ltd.	72,191	332,629

		1,942,996
Belgium
Proximus	37,803	1,180,053
Bermuda
Assured Guaranty Ltd.	1,047	28,049
Canada
Enerplus Corp.	16,418	97,830
France
Thales SA	3,789	345,101
Valeo SA	42,112	2,160,393

		2,505,494
Germany
Kloeckner & Co. SE	17,545	235,232
Hong Kong
CLP Holdings Ltd.	5,000	52,109
HKT Trust & HKT Ltd.	120,000	189,627
Sino Land Co. Ltd.	58,000	103,777

		345,513
Israel
Check Point Software Technologies Ltd.	32,056	2,464,465
Japan
Adastria Holdings Co. Ltd.	3,200	99,683
Astellas Pharma, Inc.	83,700	1,394,587
Canon Marketing Japan, Inc.	2,600	44,680
Daiichi Sankyo Co. Ltd.	20,900	498,390
Eisai Co. Ltd.	2,200	128,637
Glory Ltd.	4,600	127,653
Gree, Inc.	146,300	738,936
GungHo Online Entertainment, Inc.	415,800	937,983
Iida Group Holdings Co. Ltd.	2,300	45,535
Itochu Techno-Solutions Corp.	1,700	40,820
J. Front Retailing Co. Ltd.	8,300	95,776
Joyo Bank Ltd.	80,000	312,607
K’s Holdings Corp.	25,000	462,097
Kakaku.com, Inc.	18,300	379,665
Kao Corp.	4,100	220,798
Kinden Corp.	10,200	123,116
Lintec Corp.	4,600	97,381
Matsumotokiyoshi Holdings Co. Ltd.	2,500	110,241
Miraca Holdings, Inc.	1,300	59,878
Mitsubishi Tanabe Pharma Corp.	26,700	498,416
Nagase & Co. Ltd.	38,400	446,889
Nippon Telegraph & Telephone Corp.	4,500	213,839
Nitori Holdings Co. Ltd.	3,900	485,053
NS Solutions Corp.	10,400	196,345
Penta-Ocean Construction Co. Ltd.	2,800	17,025
Sanrio Co. Ltd.	2,700	47,909
Sumitomo Real Estate Sales Co. Ltd.	13,600	290,786
Toppan Forms Co. Ltd.	31,200	344,293
Zeon Corp.	100,000	825,210

		9,284,228
Luxembourg
Regus PLC	16,652	67,288

	Shares	Value
Reference Entity — Long (continued)
Norway
Telenor ASA	5,467	$91,526
Spain
ACS Actividades de Construccion y Servicios SA	1,051	30,138
Ebro Foods SA	14,288	325,879

		356,017
Sweden
Axfood AB	3,861	69,381
Electrolux AB, Class B	68,831	1,864,786

		1,934,167
Switzerland
Coca-Cola HBC AG	21,544	445,409
Logitech International SA, Registered Shares	4,749	94,804

		540,213
United Kingdom
Atlassian Corp. PLC, Class A	15,635	468,581
Direct Line Insurance Group PLC	10,999	50,893
Domino’s Pizza Group PLC	1,369	7,190
DS Smith PLC	108,858	564,568
Intertek Group PLC	41,840	2,007,335
Spirax-Sarco Engineering PLC	683	35,982
Vedanta Resources PLC	5,542	42,130

		3,176,679
United States
Adobe Systems, Inc.	15,335	1,500,683
Altria Group, Inc.	1,008	68,242
AmerisourceBergen Corp.	12,330	1,050,393
Anthem, Inc.	4,989	655,255
Automatic Data Processing, Inc.	5,950	529,253
Best Buy Co., Inc.	50,247	1,688,299
Big Lots, Inc.	8,410	447,244
Blue Buffalo Pet Products, Inc.	14,139	363,090
Boeing Co.	612	81,800
Boston Properties, Inc.	598	84,994
Brinker International, Inc.	19,387	913,903
Brown-Forman Corp., Class B	15,718	1,543,350
C.H. Robinson Worldwide, Inc.	31,250	2,175,625
C.R. Bard, Inc.	117	26,176
Cabot Corp.	14,771	719,200
Cal-Maine Foods, Inc.	31,852	1,334,599
Cardinal Health, Inc.	13,673	1,143,063
Carnival Corp.	2,918	136,329
Cathay General Bancorp	3,906	117,102
Charles Schwab Corp.	17,844	507,126
Chesapeake Energy Corp.	98,184	532,157
Cisco Systems, Inc.	86,471	2,639,960
Citrix Systems, Inc.	32,093	2,860,449
Clorox Co.	23,387	3,065,334
DCT Industrial Trust, Inc.	5,161	259,185
Dillard’s, Inc., Class A	2,290	154,987
Dr. Pepper Snapple Group, Inc.	1,342	132,200
Duke Realty Corp.	1,694	48,770
Ecolab, Inc.	16,233	1,921,663
Express Scripts Holding Co.	12,675	964,187
F5 Networks, Inc.	2,353	290,407
First Industrial Realty Trust, Inc.	7,122	209,885
Fitbit, Inc., Series A	29,145	398,121
Flextronics International Ltd.	279,228	3,537,819
Flowers Foods, Inc.	12,326	226,675
Fortinet, Inc.	5,103	177,023
Fortune Brands Home & Security, Inc.	37,162	2,351,240
Freeport-McMoRan, Inc.	45,293	586,997
General Mills, Inc.	26,520	1,906,523

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Groupon, Inc.	495,926	$2,390,363
Harley-Davidson, Inc.	32,043	1,695,716
HollyFrontier Corp.	1,135	28,852
Home Depot, Inc.	21,497	2,971,745
Hormel Foods Corp.	5,514	205,948
Humana, Inc.	2,607	449,838
Illinois Tool Works, Inc.	15,435	1,781,199
Interpublic Group of Cos., Inc.	164,869	3,801,879
Intuit, Inc.	19,494	2,163,639
Juniper Networks, Inc.	16,747	379,989
Kohl’s Corp.	2,978	123,855
Kroger Co.	1,378	47,114
Laredo Petroleum, Inc.	40,202	402,824
Lennox International, Inc.	743	116,502
Lowe’s Cos., Inc.	76,900	6,327,332
LyondellBasell Industries NV, Class A	17,034	1,281,979
Manhattan Associates, Inc.	28,700	1,666,035
Marriott International, Inc., Class A	39,887	2,859,898
McCormick & Co., Inc.	18,946	1,937,229
McKesson Corp.	4,931	959,375
Mead Johnson Nutrition Co.	3,389	302,299
Michael Kors Holdings Ltd.	534	27,618
NetApp, Inc.	117,293	3,090,671
Nordstrom, Inc.	18,917	836,699
Nuance Communications, Inc.	6,961	111,863
Oshkosh Corp.	10,124	557,731
Packaging Corp. of America	4,701	351,118
Paychex, Inc.	54,777	3,247,181
Pebblebrook Hotel Trust	873	25,884
Post Properties, Inc.	41,442	2,635,297
Praxair, Inc.	4,899	570,929
Public Storage	14,741	3,521,920
Rackspace Hosting, Inc.	46,491	1,089,284
Realogy Holdings Corp.	33,350	1,033,517
Red Hat, Inc.	4,014	302,214
Ryman Hospitality Properties, Inc.	24,445	1,374,787
Salesforce.com, Inc.	11,993	981,027
Sherwin-Williams Co.	3,600	1,079,028
Simon Property Group, Inc.	18,768	4,261,087
Snap-on, Inc.	11,464	1,801,797
Starbucks Corp.	26,737	1,552,083
Symantec Corp.	53,573	1,094,496
SYNNEX Corp.	10,233	1,028,723
Tableau Software, Inc., Class A	3,679	207,900
TD Ameritrade Holding Corp.	49,027	1,488,460
Tech Data Corp.	3,560	277,431
Teradata Corp.	3,540	100,465
TJX Cos., Inc.	14,468	1,182,325
Travelers Cos., Inc.	10,448	1,214,267
Twenty-First Century Fox, Inc., Class A	2,633	70,143
Under Armour, Inc., Class C	2,042	72,899
Urban Outfitters, Inc.	4,970	148,603
VeriSign, Inc.	57,550	4,984,406
VF Corp.	4,326	270,072
VMware, Inc., Class A	13,218	964,650
Vornado Realty Trust	5,239	562,669
Wal-Mart Stores, Inc.	12,628	921,465
Weingarten Realty Investors	91,742	3,962,337
WellCare Health Plans, Inc.	2,093	223,532
Westlake Chemical Corp.	29,586	1,353,264
Whole Foods Market, Inc.	60,028	1,829,653
Williams-Sonoma, Inc.	13,347	721,806
Xilinx, Inc.	6,699	342,673

		120,716,892
Total Reference Entity — Long		144,966,642

	Shares	Value
Reference Entity — Short
Bermuda
RenaissanceRe Holdings Ltd.	(3,318)	$(389,931)
Israel
Orbotech Ltd.	(9,743)	(277,968)
Panama
Copa Holdings SA, Class A	(6,218)	(416,606)
United States
Acuity Brands, Inc.	(1,968)	(516,462)
Advanced Micro Devices, Inc.	(175,330)	(1,202,764)
Albemarle Corp.	(1,035)	(87,116)
Allegiant Travel Co.	(2,085)	(270,570)
ALLETE, Inc.	(1,350)	(86,198)
American Homes 4 Rent	(78,535)	(1,704,210)
AmTrust Financial Services, Inc.	(4,832)	(115,340)
B&G Foods, Inc.	(2,862)	(147,651)
Ball Corp.	(34,483)	(2,436,914)
Beacon Roofing Supply, Inc.	(6,746)	(317,197)
Berry Plastics Group, Inc.	(10,804)	(442,964)
Bio-Techne Corp.	(249)	(27,993)
Brookdale Senior Living, Inc.	(96,754)	(1,787,046)
Cable One, Inc.	(2,136)	(1,119,008)
Cabot Oil & Gas Corp.	(1,411)	(34,809)
CalAtlantic Group, Inc.	(20,507)	(742,558)
Catalent, Inc.	(58,693)	(1,499,019)
Caterpillar, Inc.	(8,701)	(720,095)
Cheniere Energy, Inc.	(10,552)	(441,390)
CIT Group, Inc.	(14,237)	(492,031)
Clean Harbors, Inc.	(6,220)	(319,832)
Coherent, Inc.	(342)	(36,269)
Concho Resources, Inc.	(5,876)	(729,799)
CoreSite Realty Corp.	(612)	(50,508)
CyrusOne, Inc.	(52,676)	(2,887,698)
Diebold, Inc.	(4,198)	(118,552)
DISH Network Corp.	(16,362)	(874,058)
Dolby Laboratories, Inc., Class A	(587)	(29,532)
Education Realty Trust, Inc.	(1,705)	(82,079)
Electronics For Imaging, Inc.	(8)	(354)
Ellie Mae, Inc.	(3,076)	(283,330)
Energizer Holdings, Inc.	(9,529)	(491,029)
EQT Corp.	(10,927)	(796,141)
Exelon Corp.	(8,982)	(334,849)
Fidelity National Information Services, Inc.	(32,693)	(2,600,074)
Forest City Realty Trust, Inc.	(12,567)	(297,210)
Gramercy Property Trust	(570,704)	(5,701,333)
Halliburton Co.	(3,785)	(165,253)
HD Supply Holdings, Inc.	(3,824)	(138,391)
Hewlett Packard Enterprise Co.	(6,601)	(138,753)
Highwoods Properties, Inc.	(8,897)	(495,741)
Hill-Rom Holdings, Inc.	(3,742)	(199,935)
Huntington Ingalls Industries, Inc.	(829)	(143,069)
Illumina, Inc.	(7,200)	(1,197,720)
Integra LifeSciences Holdings Corp.	(11,023)	(928,908)
Integrated Device Technology, Inc.	(2,861)	(62,913)
Knight Transportation, Inc.	(25,808)	(769,853)
Liberty Broadband Corp.	(52,015)	(3,293,070)
M&T Bank Corp.	(13,513)	(1,548,049)
Macquarie Infrastructure Corp.	(32,217)	(2,469,433)
Madison Square Garden Co.	(8,023)	(1,466,524)
Medical Properties Trust, Inc.	(333,311)	(5,232,983)
MGIC Investment Corp.	(220,464)	(1,585,136)
Microchip Technology, Inc.	(7,068)	(393,264)
Microsemi Corp.	(44,197)	(1,723,683)
National Health Investors, Inc.	(549)	(43,135)
Netflix, Inc.	(858)	(78,292)
New Residential Investment Corp.	(79,722)	(1,089,800)
NRG Energy, Inc.	(5,373)	(74,362)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Olin Corp.	(130,670)	$(2,731,003)
OneMain Holdings, Inc.	(27,959)	(806,338)
ONEOK, Inc.	(5,031)	(225,338)
PacWest Bancorp	(12,257)	(506,827)
Parsley Energy, Inc., Class A	(62,951)	(1,794,733)
Physicians Realty Trust	(153,993)	(3,344,728)
Post Holdings, Inc.	(13,436)	(1,164,498)
PVH Corp.	(866)	(87,518)
QTS Realty Trust, Inc., Class A	(31,218)	(1,787,231)
Radian Group, Inc.	(11,859)	(152,981)
Research Holdings, Inc.	(1,542)	(68,634)
RSP Permian, Inc.	(12,048)	(433,126)
Santander Consumer USA Holdings, Inc.	(74,638)	(820,272)
Senior Housing Properties Trust	(115,763)	(2,571,096)
ServiceMaster Global Holdings, Inc.	(4,399)	(166,414)
Snyder’s-Lance, Inc.	(8,824)	(302,310)
SS&C Technologies Holdings, Inc.	(98,521)	(3,174,347)
Stericycle, Inc.	(252)	(22,748)
STORE Capital Corp.	(7,903)	(246,495)
Sun Communities, Inc.	(7,006)	(554,525)
Team Health Holdings, Inc.	(1,647)	(67,263)
Teleflex, Inc.	(6,301)	(1,136,133)
Torchmark Corp.	(6,155)	(380,810)
TransDigm Group, Inc.	(2,856)	(798,309)
TreeHouse Foods, Inc.	(50,018)	(5,161,357)
Tribune Media Co.	(217)	(8,040)
VEREIT, Inc.	(123,617)	(1,367,204)
ViaSat, Inc.	(3,518)	(259,734)
WebMD Health Corp.	(25,660)	(1,565,517)
WEC Energy Group, Inc.	(4,317)	(280,216)
Wynn Resorts Ltd.	(2,638)	(258,392)
Zendesk, Inc.	(3,925)	(118,692)
Zillow Group, Inc.	(33,387)	(1,310,440)
Zimmer Biomet Holdings, Inc.	(59,031)	(7,741,325)

		(94,476,843)
Total Reference Entity — Short		(95,561,348)
Net Value of Reference Entity — Bank of America N.A.		49,405,294

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of July 31, 2016, expiration dates 5/04/17 – 2/01/18:
Reference Entity — Long
Argentina
MercadoLibre, Inc.	822	125,832
Australia
InterOil Corp.	5,400	267,084
Belgium
Euronav SA	51,550	446,423
Bermuda
Assured Guaranty Ltd.	10,579	283,411
Endurance Specialty Holdings Ltd.	4,370	295,543
Golar LNG Ltd.	12,287	208,388
Seadrill Ltd.	35,699	106,026
Teekay Corp.	12,499	77,494
Teekay Tankers Ltd., Class A	11,383	33,580

		1,004,442
Brazil
Cosan Ltd., Class A	28,408	189,765

	Shares	Value
Reference Entity — Long (continued)
Canada
Canadian Solar, Inc.	9,498	$134,871
First Majestic Silver Corp.	4,740	82,192
Shopify, Inc., Class A	1,722	59,013

		276,076
China
Sohu.com, Inc.	3,701	143,155
Ireland
Allegion PLC	9,354	677,136
FleetMatics Group PLC	2,466	105,939

		783,075
Israel
Caesarstone Sdot-Yam Ltd.	3,662	137,288
Check Point Software Technologies Ltd.	19,729	1,516,766
Tower Semiconductor, Ltd.	3,015	40,642
Wix.com Ltd.	1,362	48,487

		1,743,183
Ivory Coast
Fabrinet	8,776	331,382
Netherlands
Aegon NV	31,198	127,600
Core Laboratories NV	6,935	810,077
Frank’s International NV	6,210	76,507
Yandex NV	7,603	164,605

		1,178,789
Norway
Nordic American Tankers Ltd.	7,105	87,392
Panama
Banco Latinoamericano de Comercio Exterior SA	18,424	503,344
Spain
Atlantica Yield PLC	15,106	304,386
Switzerland
Allied World Assurance Co. Holdings AG	7,195	294,923
Logitech International SA	5,216	104,581

		399,504
United Kingdom
Delphi Automotive PLC	2,122	143,914
Ferroglobe PLC	40,150	374,198
Golar Liquified Natural Gas Partners LP	14,903	284,647
International Game Technology PLC	9,199	192,259
STERIS PLC	11,632	825,291
Travelport Worldwide Ltd.	7,460	100,635

		1,920,944
United States
Acadia Healthcare Co., Inc.	7,180	405,670
ACCO Brands Corp.	24,584	276,324
Achillion Pharmaceuticals, Inc.	14,071	116,508
Aduro Biotech, Inc.	11,300	165,884
Advanced Energy Industries, Inc.	3,983	162,188
Advisory Board Co.	788	32,907
Aerojet Rocketdyne Holdings, Inc.	7,599	143,317
Aetna, Inc.	8,855	1,020,185
Affiliated Managers Group, Inc.	5,474	803,474
Aflac, Inc.	13,675	988,429
Air Lease Corp.	7,034	202,650
Air Methods Corp.	6,207	206,631
Air Products & Chemicals, Inc.	1,493	223,084
Alexion Pharmaceuticals, Inc.	5,209	669,877
Allegiant Travel Co.	764	99,144
Allison Transmission Holdings, Inc.	2,534	73,030

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Allscripts Healthcare Solutions, Inc.	58,326	$823,563
Allstate Corp.	344	23,506
Alon USA Energy, Inc.	2,795	19,761
Altria Group, Inc.	11,278	763,521
AMC Entertainment Holdings, Inc., Class A	3,666	107,854
AMC Networks, Inc., Class A	8,465	468,622
Amdocs Ltd.	32,721	1,909,598
AMERCO, Inc.	895	353,981
American International Group, Inc.	16,367	891,019
American National Insurance Co.	1,116	127,615
American States Water Co.	18,307	790,862
American Tower Corp.	11,028	1,276,712
American Water Works Co., Inc.	31,173	2,574,266
AMETEK, Inc.	13,055	613,977
Amgen, Inc.	5,393	927,758
Amicus Therapeutics, Inc.	13,629	91,587
AMN Healthcare Services, Inc.	4,300	181,890
Amphenol Corp., Class A	27,972	1,664,893
Amplify Snack Brands, Inc.	13,816	197,016
Amsurg Corp.	4,576	343,246
AmTrust Financial Services, Inc.	5,588	133,386
ANSYS, Inc.	12,688	1,133,800
Antero Resources Corp.	5,379	140,876
Anthem, Inc.	1,674	219,863
Aon PLC	8,312	889,966
Apartment Investment & Management Co., Class A	948	43,580
Apple, Inc.	18,996	1,979,573
Applied Materials, Inc.	45,060	1,184,627
Aqua America, Inc.	64,500	2,234,280
Arch Capital Group Ltd.	11,545	838,513
Arrow Electronics, Inc.	14,279	949,411
Aspen Insurance Holdings Ltd.	16,530	759,719
Atlas Air Worldwide Holdings, Inc.	14,942	645,943
Avnet, Inc.	2,848	117,322
Avon Products, Inc.	25,643	104,367
Babcock & Wilcox Enterprises, Inc.	14,114	216,791
BancorpSouth, Inc.	5,085	121,125
Bank of New York Mellon Corp.	5,500	216,700
Bank of the Ozarks, Inc.	8,528	306,923
Bankrate, Inc.	30,930	246,512
Banner Corp.	596	24,877
Barnes & Noble, Inc.	2,223	29,077
Barracuda Networks, Inc.	12,070	266,506
BB&T Corp.	2,668	98,369
Beacon Roofing Supply, Inc.	2,603	122,393
Belden, Inc.	754	55,200
Bemis Co., Inc.	13,848	706,802
Beneficial Bancorp, Inc.	29,513	400,196
Bio-Rad Laboratories, Inc., Class A	1,932	280,314
Bio-Techne Corp.	11,886	1,336,224
BioMarin Pharmaceutical, Inc.	945	93,952
BJ’s Restaurants, Inc.	3,525	136,911
Black Hills Corp.	22,984	1,449,141
Blackstone Mortgage Trust, Inc., Class A	14,224	412,638
Blue Buffalo Pet Products, Inc.	13,816	354,795
Bob Evans Farms, Inc.	3,616	132,996
BofI Holding, Inc.	7,206	121,205
Booz Allen Hamilton Holding Corp.	40,122	1,238,967
Bottomline Technologies, Inc.	19,946	421,060
Box, Inc., Class A	5,544	64,588
Brandywine Realty Trust	14,877	250,975
Brink’s Co.	7,385	242,376
Brinker International, Inc.	16,081	758,058
Bruker Corp.	6,927	172,621
Brunswick Corp.	8,458	419,686
Bunge Ltd.	15,015	988,588

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
BWX Technologies, Inc.	6,571	$241,878
C.H. Robinson Worldwide, Inc.	15,623	1,087,673
Cabela’s, Inc.	1,203	62,111
CACI International, Inc., Class A	1,986	189,325
Callaway Golf Co.	5,311	56,828
Callidus Software, Inc.	5,051	103,697
Callon Petroleum Co.	26,659	303,646
Care Capital Properties, Inc.	13,286	393,000
Carlisle Cos., Inc.	24,357	2,515,835
Carnival Corp.	11,371	531,253
Carrizo Oil & Gas, Inc.	10,039	329,279
Carter’s, Inc.	9,145	925,931
Cathay General Bancorp	10,601	317,818
CBOE Holdings, Inc.	914	62,883
CBS Corp., Class B	6,712	352,353
CDW Corp.	27,392	1,175,939
CEB, Inc.	470	28,240
Celanese Corp., Series A	12,199	773,661
Celgene Corp.	10,560	1,184,726
Cempra, Inc.	3,922	70,478
CenterPoint Energy, Inc.	55,696	1,332,248
CenturyLink, Inc.	3,615	113,656
Cepheid, Inc.	7,837	276,881
CF Industries Holdings, Inc.	2,291	56,542
Charles River Laboratories International, Inc.	9,906	871,035
Cheesecake Factory, Inc.	34,196	1,768,959
Chemical Financial Corp.	14,295	591,527
Chemtura Corp.	7,536	211,686
Chesapeake Lodging Trust	16,440	415,439
Cimarex Energy Co.	3,411	409,388
Cinemark Holdings, Inc.	12,045	452,892
Cisco Systems, Inc.	2,722	83,103
Citigroup, Inc.	8,953	392,231
Citizens Financial Group, Inc.	50,603	1,129,965
Citrix Systems, Inc.	5,943	529,700
Cliffs Natural Resources, Inc.	35,892	283,906
Clorox Co.	10,385	1,361,162
ClubCorp Holdings, Inc.	24,440	354,380
CNA Financial Corp.	1,394	44,371
Cogent Communications Group, Inc.	7,954	339,874
Cognizant Technology Solutions Corp., Class A	8,516	489,585
Coherent, Inc.	1,334	141,471
Columbia Sportswear Co.	2,217	126,923
Comfort Systems USA, Inc.	17,201	522,566
CommScope Holding Co., Inc.	12,969	388,422
Communications Sales & Leasing, Inc.	10,248	318,508
Consolidated Edison, Inc.	9,072	726,486
Continental Building Products, Inc.	13,222	310,056
Convergys Corp.	6,438	171,573
Cooper Cos., Inc.	2,356	429,899
Cooper Tire & Rubber Co.	10,037	331,121
Cooper-Standard Holding, Inc.	3,853	339,257
Corporate Office Properties Trust	9,552	286,178
Corrections Corp. of America	6,938	222,363
Covanta Holding Corp.	37,114	594,566
Crane Co.	5,602	349,005
Crown Castle International Corp.	6,684	648,548
CSG Systems International, Inc.	8,867	356,985
CST Brands, Inc.	2,134	95,432
CubeSmart	19,422	577,028
Cubic Corp.	13,073	533,901
Cummins, Inc.	576	70,716
Curtiss-Wright Corp.	800	71,192
CVR Energy, Inc.	2,598	38,450
Cynosure, Inc., Class A	1,563	85,902
D.R. Horton, Inc.	2,878	94,629

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
DaVita HealthCare Partners, Inc.	4,330	$335,748
DCT Industrial Trust, Inc.	2,152	108,073
Dean Foods Co.	14,870	274,500
Deere & Co.	1,832	142,646
Delek U.S. Holdings, Inc.	11,018	137,945
Denny’s Corp.	3,956	44,149
DENTSPLY SIRONA, Inc.	36,910	2,363,716
Diamondback Energy, Inc.	6,411	562,822
DiamondRock Hospitality Co.	8,432	82,406
DigitalGlobe, Inc.	5,644	152,162
Dillard’s, Inc., Class A	991	67,071
Discover Financial Services	5,371	305,288
Dollar General Corp.	4,640	439,594
Dollar Tree, Inc.	915	88,105
Dover Corp.	1,793	128,074
Dr. Pepper Snapple Group, Inc.	13,279	1,308,114
Drew Industries, Inc.	12,158	1,113,794
Dril-Quip, Inc.	13,198	718,367
Duke Energy Corp.	24,840	2,126,056
Dycom Industries, Inc.	2,696	253,559
Dynegy, Inc.	3,179	48,098
E*Trade Financial Corp.	932	23,375
East West Bancorp, Inc.	12,798	437,948
Ecolab, Inc.	12,247	1,449,800
Edgewell Personal Care Co.	1,162	98,317
Edwards Lifesciences Corp.	840	96,197
El Paso Electric Co.	14,092	671,907
Electronic Arts, Inc.	10,324	787,928
Eli Lilly & Co.	14,058	1,165,268
Empire State Realty Trust, Inc., Class A	65,959	1,384,479
Endurance International Group Holdings, Inc.	17,493	157,087
EnerSys	371	23,132
Envision Healthcare Holdings, Inc.	2,067	50,828
Equinix, Inc.	810	302,025
Estee Lauder Cos., Inc., Class A	11,865	1,102,258
Etsy, Inc.	11,194	112,612
Euronet Worldwide, Inc.	11,862	904,596
Evercore Partners, Inc., Class A	1,745	88,419
Everest Re Group Ltd.	2,724	514,863
Expedia, Inc.	4,887	570,069
Extended Stay America, Inc.	28,159	398,731
Facebook, Inc., Class A	1,360	168,558
Fairmount Santrol Holdings, Inc.	39,181	268,390
FCB Financial Holdings, Inc., Class A	27,425	959,052
Federal Realty Investment Trust	8,167	1,385,940
Ferro Corp.	19,451	252,085
Fiesta Restaurant Group, Inc.	10,312	230,370
Financial Engines, Inc.	2,981	78,669
First Data Corp., Class A	2,475	30,690
First Solar, Inc.	3,353	156,518
Fitbit, Inc., Series A	14,049	191,909
Five Below, Inc.	1,357	69,221
Flextronics International Ltd.	31,656	401,081
Flowers Foods, Inc.	40,228	739,793
Ford Motor Co.	100,776	1,275,824
Fortinet, Inc.	5,619	194,923
Fortive Corp.	5,391	259,900
Fortune Brands Home & Security, Inc.	24,885	1,574,474
Forum Energy Technologies, Inc.	20,027	327,041
Fresh Del Monte Produce, Inc.	11,052	628,306
Frontier Communications Corp.	10,722	55,754
FTI Consulting, Inc.	1,443	61,818
GameStop Corp., Class A	24,080	745,276
Gaming and Leisure Properties, Inc.	1,892	67,776
Gartner, Inc.	25,346	2,540,936

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
General Dynamics Corp.	4,195	$616,204
Genomic Health, Inc.	4,780	138,763
Genpact Ltd.	6,538	175,022
Gentex Corp.	25,438	449,489
Geo Group, Inc.	2,136	73,927
Gigamon, Inc.	6,381	298,120
Glacier Bancorp, Inc.	25,857	713,136
GNC Holdings, Inc., Class A	2,050	41,840
Goodyear Tire & Rubber Co.	7,816	224,085
GoPro, Inc., Class A	13,104	165,635
Graham Holdings Co., Class B	363	182,676
Gray Television, Inc.	14,875	147,262
Great Plains Energy, Inc.	55,420	1,650,408
Great Western Bancorp, Inc.	11,446	379,664
Green Dot Corp., Class A	3,686	89,201
Group 1 Automotive, Inc.	7,612	474,380
Gulfport Energy Corp.	11,849	344,687
Hanesbrands, Inc.	32,608	869,329
Hanover Insurance Group, Inc.	3,056	251,631
Harman International Industries, Inc.	1,023	84,541
Harris Corp.	1,618	140,151
Hasbro, Inc.	13,247	1,076,054
Hawaiian Electric Industries, Inc.	51,864	1,610,377
Heartland Express, Inc.	10,930	202,424
Hecla Mining Co.	8,320	53,997
HEICO Corp.	15,798	1,098,119
Henry Schein, Inc.	7,381	1,335,813
Hillenbrand, Inc.	3,646	117,948
Home BancShares, Inc.	20,095	419,383
Home Depot, Inc.	24,569	3,396,419
Hope Bancorp, Inc.	3,628	55,762
Hormel Foods Corp.	11,513	430,011
Houghton Mifflin Harcourt Co.	20,848	353,374
HSN, Inc.	6,007	307,318
Hub Group, Inc., Class A	801	32,793
Hubbell, Inc.	5,420	584,439
Humana, Inc.	2,532	436,897
Huntington Bancshares, Inc.	28,553	271,253
IAC/InterActiveCorp	9,111	528,074
Iberiabank Corp.	3,738	233,513
ICU Medical, Inc.	7,499	875,583
IDEXX Laboratories, Inc.	10,269	963,129
II-VI, Inc.	41,564	835,436
Illinois Tool Works, Inc.	533	61,585
Incyte Corp.	3,336	300,941
Infinera Corp.	15,104	132,311
InfraREIT, Inc.	19,784	349,385
Ingersoll-Rand PLC	28,493	1,887,946
Ingles Markets, Inc., Class A	1,522	59,099
Ingredion, Inc.	6,561	874,188
Innoviva, Inc.	17,683	227,580
Insperity, Inc.	809	63,498
Installed Building Products, Inc.	16,783	601,335
Integer Holdings Corp.	8,754	194,426
Intercontinental Exchange, Inc.	1,767	466,841
International Flavors & Fragrances, Inc.	22,312	2,973,074
Interpublic Group of Cos., Inc.	30,766	709,464
Interval Leisure Group, Inc.	3,054	54,911
Intuit, Inc.	14,473	1,606,358
Invesco Ltd.	9,038	263,729
Invesco Mortgage Capital, Inc.	9,457	136,181
Investors Bancorp, Inc.	25,022	284,250
IPG Photonics Corp.	12,734	1,073,349
ITT, Inc.	1,093	34,659
J.M. Smucker Co.	20,436	3,150,414

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
J2 Global, Inc.	4,381	$292,826
Jazz Pharmaceuticals PLC	4,190	632,564
JetBlue Airways Corp.	3,829	70,186
John Bean Technologies Corp.	2,832	189,517
Kaiser Aluminum Corp.	4,167	345,236
KAR Auction Services, Inc.	22,489	961,855
Kate Spade & Co.	20,807	451,304
KBR, Inc.	18,051	253,075
KeyCorp	17,327	202,726
Keysight Technologies, Inc.	5,334	155,966
Knoll, Inc.	59,595	1,504,774
Kraft Heinz Co.	14,015	1,210,756
Kulicke & Soffa Industries, Inc.	3,259	40,933
Lamar Advertising Co., Class A	10,171	690,204
Laredo Petroleum, Inc.	11,694	117,174
Lear Corp.	4,699	533,102
LegacyTexas Financial Group, Inc.	901	25,697
Leggett & Platt, Inc.	7,070	371,670
Leidos Holdings, Inc.	9,643	482,246
LendingClub Corp.	14,143	65,341
Level 3 Communications, Inc.	9,283	469,720
Liberty Interactive Corp QVC Group, Series A	31,638	848,215
Liberty Media Group, Class A	1,815	41,200
LifePoint Hospitals, Inc.	7,536	445,980
Ligand Pharmaceuticals, Inc.	1,221	164,688
Linear Technology Corp.	2,815	168,649
Lions Gate Entertainment Corp.	4,498	89,915
LKQ Corp.	16,548	569,086
LogMeIn, Inc.	521	44,759
Lowe’s Cos., Inc.	40,953	3,369,613
Luminex Corp.	17,431	373,546
LyondellBasell Industries NV, Class A	16,644	1,252,627
Macquarie Infrastructure Corp.	16,469	1,262,349
Manhattan Associates, Inc.	12,392	719,356
Marathon Petroleum Corp.	970	38,208
Marcus & Millichap, Inc.	5,830	156,186
Markel Corp.	1,177	1,116,679
Marriott International, Inc., Class A	1,625	116,512
Marsh & McLennan Cos., Inc.	25,561	1,680,636
Masimo Corp.	22,674	1,201,042
Masonite International Corp.	5,182	361,859
Matador Resources Co.	34,620	730,136
Match Group, Inc.	5,519	86,924
Matson, Inc.	22,636	845,907
Maxim Integrated Products, Inc.	36,670	1,495,403
MaxLinear, Inc., Class A	1,169	25,496
Merit Medical Systems, Inc.	2,591	60,733
Merrimack Pharmaceuticals, Inc.	24,966	144,803
MetLife, Inc.	13,396	572,545
Mettler-Toledo International, Inc.	2,920	1,200,733
MGE Energy, Inc.	7,836	439,991
MGM Growth Properties LLC	14,621	396,375
Microsemi Corp.	15,037	586,443
Middleby Corp.	9,656	1,162,389
Mohawk Industries, Inc.	13,727	2,868,119
Molson Coors Brewing Co., Class B	3,633	371,147
Mondelez International, Inc., Class A	26,070	1,146,559
Monolithic Power Systems, Inc.	3,408	247,830
Morningstar, Inc.	2,947	249,257
Motorola Solutions, Inc.	3,356	232,839
MRC Global, Inc.	19,156	253,434
MSG Networks, Inc., Class A	3,373	54,137
Mueller Water Products, Inc., Series A	20,996	249,013
Multi-Color Corp.	2,676	172,816
Myriad Genetics, Inc.	13,453	416,774
Nasdaq, Inc.	8,898	629,622

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
National Retail Properties, Inc.	11,320	$601,771
New Residential Investment Corp.	2,926	39,998
New Senior Investment Group, Inc.	6,362	76,280
Newell Brands, Inc.	3,126	163,990
Nielsen Holdings PLC	7,972	429,372
NiSource, Inc.	27,317	700,954
Noble Energy, Inc.	13,651	487,614
Nordson Corp.	884	78,236
Northern Trust Corp.	3,451	233,253
Northrop Grumman Corp.	1,850	400,765
NorthStar Asset Management Group, Inc.	31,377	372,131
Norwegian Cruise Line Holdings Ltd.	16,231	691,441
NRG Yield, Inc., Class C	13,503	242,244
Nuance Communications, Inc.	27,819	447,051
NuVasive, Inc.	10,351	643,832
NVIDIA Corp.	2,626	149,945
NxStage Medical, Inc.	14,784	326,874
O’Reilly Automotive, Inc.	2,193	637,352
Oasis Petroleum, Inc.	31,795	241,642
OGE Energy Corp.	1,359	43,719
Oil States International, Inc.	8,881	274,601
Ollie’s Bargain Outlet Holdings, Inc.	10,072	263,282
Omega Healthcare Investors, Inc.	7,654	264,063
Omnicell, Inc.	14,320	553,898
OneMain Holdings, Inc.	2,622	75,618
OPKO Health, Inc.	3,968	39,482
Opus Bank	2,117	68,337
Orbital ATK, Inc.	11,999	1,045,353
Ormat Technologies, Inc.	19,305	881,080
Oshkosh Corp.	6,416	353,457
Outfront Media, Inc.	33,726	784,804
Oxford Industries, Inc.	4,968	284,070
PACCAR, Inc.	6,088	359,009
Panera Bread Co., Class A	3,631	796,351
Paramount Group, Inc.	20,502	361,450
Parker Hannifin Corp.	3,346	382,080
Pattern Energy Group, Inc.	16,941	412,852
Paychex, Inc.	1,044	61,888
Paylocity Holding Corp.	2,119	94,592
Penn National Gaming, Inc.	20,421	306,723
Pennsylvania Real Estate Investment Trust	12,665	322,198
Penske Automotive Group, Inc.	35,293	1,398,309
Performance Food Group Co.	11,209	307,575
PerkinElmer, Inc.	21,223	1,208,013
Perrigo Co. PLC	283	25,882
PharMerica Corp.	1,510	40,106
Pioneer Natural Resources Co.	6,284	1,021,590
Pitney Bowes, Inc.	2,476	47,812
Plains GP Holdings LP, Class A	2,364	25,106
Platform Specialty Products Corp.	6,720	61,824
Portola Pharmaceuticals, Inc.	20,082	521,329
PPL Corp.	68,368	2,578,157
Premier, Inc., Class A	17,275	564,892
Prestige Brands Holdings, Inc.	18,278	977,873
Priceline Group, Inc.	59	79,698
Principal Financial Group, Inc.	1,276	59,376
Procter & Gamble Co.	31,178	2,668,525
PS Business Parks, Inc.	9,662	1,071,419
Public Storage	3,579	855,095
Puma Biotechnology, Inc.	2,060	102,773
Qorvo, Inc.	1,154	72,967
Quality Systems, Inc.	29,609	363,599
Qualys, Inc.	1,951	61,242
Rackspace Hosting, Inc.	4,099	96,040
Radian Group, Inc.	7,534	97,189
Ralph Lauren Corp.	527	51,691

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Raytheon Co.	10,199	$1,423,066
RBC Bearings, Inc.	8,300	631,049
Realogy Holdings Corp.	14,757	457,319
RealPage, Inc.	14,410	362,411
Red Robin Gourmet Burgers, Inc.	8,110	392,200
Reinsurance Group of America, Inc.	11,392	1,130,656
Reliance Steel & Aluminum Co.	2,137	167,626
Renasant Corp.	10,782	347,396
Rexford Industrial Realty, Inc.	2,130	48,692
Rexnord Corp.	28,148	599,271
Reynolds American, Inc.	63,342	3,170,900
RingCentral, Inc., Class A	6,852	157,802
Rogers Corp.	4,805	328,854
Rollins, Inc.	61,668	1,737,804
Roper Technologies, Inc.	1,998	340,379
Royal Caribbean Cruises Ltd.	13,582	983,880
Royal Gold, Inc.	3,399	287,351
Rubicon Project, Inc.	3,997	56,438
Ryder System, Inc.	3,047	200,797
Ryman Hospitality Properties, Inc.	1,679	94,427
Sabra Health Care REIT, Inc.	11,443	273,602
salesforce.com, Inc.	22,947	1,877,065
Sally Beauty Holdings, Inc.	2,516	73,794
SBA Communications Corp., Class A	7,106	817,190
Scorpio Tankers, Inc.	54,613	259,958
Scotts Miracle-Gro Co., Class A	11,393	840,234
Scripps Networks Interactive, Inc., Class A	9,134	603,392
Sears Holdings Corp.	10,813	166,628
Select Comfort Corp.	8,750	208,775
SemGroup Corp., Class A	14,422	417,661
Sempra Energy	252	28,194
Semtech Corp.	16,356	415,769
Seres Therapeutics, Inc.	13,274	145,218
Seritage Growth Properties, Class A	3,078	154,085
Service Corp. International	15,638	433,485
Shake Shack, Inc., Class A	1,433	57,334
Shenandoah Telecommunications Co.	7,102	291,750
Sherwin-Williams Co.	4,933	1,478,568
Shutterstock, Inc.	2,950	162,515
Sinclair Broadcast Group, Inc., Class A	3,548	98,705
Sirius XM Holdings, Inc.	59,390	260,722
Six Flags Entertainment Corp.	3,426	193,192
Skechers U.S.A., Inc., Class A	2,395	57,528
Snap-on, Inc.	14,518	2,281,794
South State Corp.	24,601	1,793,659
Southwest Airlines Co.	18,742	693,641
Southwest Gas Corp.	3,248	251,720
Sovran Self Storage, Inc.	19,878	2,034,911
Spectrum Brands Holdings, Inc.	15,661	2,016,667
Spirit Aerosystems Holdings, Inc., Class A	6,416	278,326
Sprouts Farmers Market, Inc.	12,840	296,989
Stamps.com, Inc.	751	56,930
Stanley Black & Decker, Inc.	25,309	3,080,105
Starbucks Corp.	1,074	62,346
Starwood Property Trust, Inc.	3,124	68,024
Steelcase, Inc., Class A	58,390	846,655
Steven Madden Ltd.	23,710	830,324
Stratasys Ltd.	3,627	75,949
Summit Hotel Properties, Inc.	15,486	219,591
Summit Materials, Inc., Class A	5,035	111,475
Symantec Corp.	34,129	697,255
Synaptics, Inc.	2,582	134,135
Synchronoss Technologies, Inc.	2,179	81,364
Synchrony Financial	12,699	354,048
Synopsys, Inc.	29,822	1,615,159
Sysco Corp.	2,108	109,173

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Tallgrass Energy GP LP	13,933	$324,778
Targa Resources Corp.	7,092	264,248
Target Corp.	2,708	203,994
Taser International, Inc.	4,959	143,613
TCF Financial Corp.	27,117	368,520
TD Ameritrade Holding Corp.	28,066	852,084
Tech Data Corp.	1,372	106,920
Tesoro Corp.	2,813	214,210
Tessera Technologies, Inc.	21,991	706,791
Tile Shop Holdings, Inc.	34,631	590,459
Time Warner, Inc.	2,025	155,216
Time, Inc.	12,199	199,210
Timken Co.	7,254	242,646
TJX Cos., Inc.	34,316	2,804,303
TopBuild Corp.	7,629	288,071
Toro Co.	11,413	1,049,425
Tractor Supply Co.	6,735	617,263
TRI Pointe Group, Inc.	19,421	261,212
Trinseo SA	1,740	86,635
Twenty-First Century Fox, Inc., Class A	63,205	1,683,781
Twilio, Inc.	1,379	56,029
Ubiquiti Networks, Inc.	10,493	469,247
Ulta Salon Cosmetics & Fragrance, Inc.	2,509	655,376
Ultimate Software Group, Inc.	1,438	300,686
Under Armour, Inc., Class A	13,086	516,374
United Community Banks, Inc.	47,274	909,552
Universal Display Corp.	1,015	71,903
Universal Electronics, Inc.	941	72,777
Unum Group	16,728	558,882
Urban Outfitters, Inc.	1,068	31,933
US Foods Holding Corp.	8,685	209,830
Vail Resorts, Inc.	4,763	681,442
VCA, Inc.	36,151	2,579,012
Vector Group Ltd.	95,755	2,115,228
Veeva Systems, Inc., Class A	3,334	126,659
VeriSign, Inc.	12,213	1,057,768
VF Corp.	12,920	806,596
Virtu Financial, Inc., Class A	10,028	172,482
Virtusa Corp.	5,184	141,005
Vista Outdoor, Inc.	671	33,584
Visteon Corp.	704	49,343
Vonage Holdings Corp.	4,397	26,074
Vornado Realty Trust	4,897	525,938
Voya Financial, Inc.	4,755	121,871
VWR Corp.	36,430	1,140,988
WABCO Holdings, Inc.	2,728	273,537
Wabtec Corp.	4,335	296,947
WageWorks, Inc.	5,641	348,670
Wal-Mart Stores, Inc.	21,305	1,554,626
Walt Disney Co.	18,092	1,735,927
Washington Real Estate Investment Trust	1,130	38,756
Waste Connections, Inc.	6,445	480,024
Web.com Group, Inc.	13,932	262,758
Webster Financial Corp.	2,429	87,347
Weingarten Realty Investors	10,534	454,963
WellCare Health Plans, Inc.	1,750	186,900
Wesco Aircraft Holdings, Inc.	8,322	106,938
West Corp.	24,669	545,432
West Pharmaceutical Services, Inc.	4,724	379,243
Western Alliance Bancorp	3,139	106,820
Westlake Chemical Corp.	22,205	1,015,657
WestRock Co.	14,042	602,542
Weyerhaeuser Co.	15,997	523,422
Whirlpool Corp.	3,784	727,890
White Mountains Insurance Group Ltd.	595	488,685
Whiting Petroleum Corp.	14,325	105,575

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Whole Foods Market, Inc.	5,261	$160,355
Williams-Sonoma, Inc.	5,524	298,738
Wintrust Financial Corp.	5,463	288,446
WPX Energy, Inc.	7,599	75,914
WR Grace & Co.	3,413	255,531
Xcel Energy, Inc.	29,254	1,286,591
Xerox Corp.	8,999	92,690
Xylem, Inc.	11,561	552,731
Yelp, Inc.	3,058	98,376
Zeltiq Aesthetics, Inc.	2,455	83,347
Zions Bancorporation	10,044	280,027
Zoetis, Inc.	19,321	975,131
Zynga, Inc., Class A	33,501	96,148

		291,650,523
Total Reference Entity — Long		301,355,299

Reference Entity — Short
Bermuda
Helen of Troy, Ltd.	(8,834)	(879,955)
Kosmos Energy, Ltd.	(42,514)	(235,953)
Marvell Technology Group, Ltd.	(46,138)	(542,121)
RenaissanceRe Holdings, Ltd.	(8,918)	(1,048,043)
Signet Jewelers, Ltd.	(1,880)	(165,271)
Validus Holdings, Ltd.	(13,705)	(677,438)

		(3,548,781)
Canada
IMAX Corp.	(1,437)	(45,395)
Lululemon Athletica, Inc.	(366)	(28,422)

		(73,817)
Cayman Islands
Theravance Biopharma, Inc.	(8,451)	(215,585)
China
China Biologic Products, Inc.	(3,687)	(440,154)
Hollysys Automation Technologies, Ltd.	(15,024)	(294,320)

		(734,474)
Germany
Deutsche Bank AG	(2,981)	(40,065)
Ireland
Accenture PLC, Class A	(7,751)	(874,390)
Eaton Corp. PLC	(5,001)	(317,113)
Endo International PLC	(12,046)	(209,119)
ICON PLC	(6,059)	(470,603)
Medtronic PLC	(1,334)	(116,898)
Prothena Corp. PLC	(3,940)	(216,897)

		(2,205,020)
Israel
CyberArk Software, Ltd.	(2,010)	(113,344)
Mobileye NV	(3,404)	(163,086)

		(276,430)
Italy
Ferrari NV	(12,622)	(570,136)
Rizzoli Corriere Della Sera Mediagroup SpA	(934)	(852)

		(570,988)
Luxembourg
Globant SA	(9,397)	(396,459)

	Shares	Value
Reference Entity — Short (continued)
Netherlands
Chicago Bridge & Iron Co. NV	(7,437)	$(251,445)
Cimpress NV	(8,324)	(789,115)
Wright Medical Group NV	(3,464)	(75,966)

		(1,116,526)
Panama
Copa Holdings SA, Class A	(1,077)	(72,159)
Puerto Rico
Popular, Inc.	(2,978)	(100,329)
Singapore
Broadcom, Ltd.	(3,312)	(536,478)
Switzerland
Garmin, Ltd.	(33,311)	(1,809,787)
Luxoft Holding, Inc.	(461)	(27,162)
Weatherford International PLC	(24,180)	(137,342)

		(1,974,291)
United Kingdom
Ensco PLC, Class A	(9,172)	(84,107)
Fiat Chrysler Automobiles NV	(3,568)	(22,866)
Michael Kors Holdings, Ltd.	(8,075)	(417,639)
Pentair PLC	(11,085)	(707,445)

		(1,232,057)
United States
3M Co.	(5,320)	(948,875)
A Schulman, Inc.	(14,385)	(421,624)
AAR Corp.	(4,868)	(117,611)
Abaxis, Inc.	(518)	(25,661)
Abbott Laboratories	(37,233)	(1,666,177)
AbbVie, Inc.	(1,820)	(120,539)
ABIOMED, Inc.	(983)	(115,965)
ABM Industries, Inc.	(53,024)	(1,973,023)
ACADIA Pharmaceuticals, Inc.	(15,681)	(580,824)
Acceleron Pharma, Inc.	(6,210)	(210,643)
ACI Worldwide, Inc.	(30,625)	(606,681)
Acorda Therapeutics, Inc.	(2,123)	(53,669)
Actuant Corp.	(10,456)	(248,330)
Acuity Brands, Inc.	(1,709)	(448,493)
Adobe Systems, Inc.	(4,179)	(408,957)
Advance Auto Parts, Inc.	(1,440)	(244,598)
Advanced Drainage Systems, Inc.	(7,398)	(197,601)
Advanced Micro Devices, Inc.	(29,563)	(202,802)
AES Corp.	(72,568)	(896,215)
Agios Pharmaceuticals, Inc.	(2,869)	(129,765)
AK Steel Holding Corp.	(6,180)	(40,541)
Alarm.com Holdings, Inc.	(849)	(24,392)
Albany International Corp., Class A	(7,810)	(330,597)
Albemarle Corp.	(1,176)	(98,984)
Alcoa, Inc.	(15,449)	(164,068)
Alder Biopharmaceuticals, Inc.	(8,547)	(274,359)
Alexander & Baldwin, Inc.	(913)	(35,916)
Alleghany Corp.	(1,511)	(821,229)
ALLETE, Inc.	(32,854)	(2,097,728)
Alliance Data Systems Corp.	(5,815)	(1,346,870)
Alliant Energy Corp.	(4,638)	(186,680)
Alnylam Pharmaceuticals, Inc.	(3,000)	(204,240)
AMAG Pharmaceuticals, Inc.	(1,151)	(30,536)
Ambarella, Inc.	(4,333)	(251,227)
American Airlines Group, Inc.	(29,791)	(1,057,581)
American Assets Trust, Inc.	(4,853)	(222,656)
American Axle & Manufacturing Holdings, Inc.	(28,023)	(487,880)
American Campus Communities, Inc.	(10,863)	(587,362)
American Capital Agency Corp.	(15,610)	(305,800)
American Electric Power Co., Inc.	(33,783)	(2,341,162)

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
American Express Co.	(7,989)	$(514,971)
American Financial Group, Inc.	(2,573)	(188,086)
American Homes 4 Rent	(3,952)	(85,758)
American Woodmark Corp.	(9,629)	(714,761)
AMERISAFE, Inc.	(9,650)	(564,815)
AmerisourceBergen Corp.	(9,459)	(805,812)
Analogic Corp.	(9,083)	(763,154)
Anixter International, Inc.	(407)	(24,943)
Annaly Capital Management, Inc.	(39,185)	(430,251)
AO Smith Corp.	(648)	(60,193)
Apollo Commercial Real Estate Finance, Inc.	(37,703)	(612,674)
Apple Hospitality REIT, Inc.	(5,549)	(113,033)
Applied Industrial Technologies, Inc.	(4,556)	(213,904)
Archer-Daniels-Midland Co.	(6,492)	(292,659)
ARIAD Pharmaceuticals, Inc.	(8,982)	(85,419)
Arista Networks, Inc.	(2,896)	(206,398)
ARRIS International PLC	(1,796)	(48,923)
Ashland, Inc.	(11,089)	(1,255,718)
Aspen Technology, Inc.	(20,846)	(873,239)
Associated Banc-Corp	(60,040)	(1,116,744)
Astronics Corp.	(5,276)	(201,913)
AT&T, Inc.	(40,009)	(1,731,990)
Atmos Energy Corp.	(17,457)	(1,392,894)
Autodesk, Inc.	(10,360)	(615,902)
Automatic Data Processing, Inc.	(16,610)	(1,477,460)
AutoNation, Inc.	(9,127)	(486,925)
AutoZone, Inc.	(3,691)	(3,004,363)
Avalonbay Communities, Inc.	(4,276)	(793,839)
Avery Dennison Corp.	(2,474)	(192,700)
Avis Budget Group, Inc.	(15,322)	(562,777)
AZZ, Inc.	(4,540)	(281,843)
B&G Foods, Inc.	(17,612)	(908,603)
Badger Meter, Inc.	(4,302)	(300,021)
Balchem Corp.	(15,078)	(963,032)
Barnes Group, Inc.	(6,861)	(260,238)
Bed Bath & Beyond, Inc.	(9,972)	(448,241)
Benchmark Electronics, Inc.	(34,722)	(813,884)
Benefitfocus, Inc.	(1,070)	(46,010)
Bluebird Bio, Inc.	(5,203)	(297,508)
The Boeing Co.	(5,730)	(765,872)
BOK Financial Corp.	(6,776)	(441,998)
BorgWarner, Inc.	(21,011)	(697,145)
Boston Private Financial Holdings, Inc.	(87,707)	(1,063,009)
Boyd Gaming Corp.	(7,413)	(145,369)
Briggs & Stratton Corp.	(3,048)	(69,281)
Bright Horizons Family Solutions, Inc.	(7,121)	(477,605)
Brocade Communications Systems, Inc.	(18,572)	(172,720)
Brookdale Senior Living, Inc.	(4,806)	(88,767)
The Buckle, Inc.	(538)	(14,736)
Buffalo Wild Wings, Inc.	(1,007)	(169,136)
Builders FirstSource, Inc.	(8,558)	(110,313)
CA, Inc.	(4,622)	(160,152)
Cable One, Inc.	(571)	(299,135)
Cabot Microelectronics Corp.	(2,863)	(150,651)
Caesars Entertainment Corp.	(6,241)	(43,063)
Calavo Growers, Inc.	(5,892)	(387,576)
Cambrex Corp.	(8,091)	(424,049)
Camden Property Trust	(11,548)	(1,034,585)
Campbell Soup Co.	(20,172)	(1,256,110)
Cantel Medical Corp.	(18,058)	(1,208,983)
Capital One Financial Corp.	(2,881)	(193,257)
Capitol Federal Financial, Inc.	(13,896)	(196,906)
Capstead Mortgage Corp.	(10,251)	(101,997)
Cardinal Health, Inc.	(9,626)	(804,734)
CarMax, Inc.	(24,576)	(1,431,798)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Catalent, Inc.	(10,316)	$(263,471)
Caterpillar, Inc.	(31,260)	(2,587,078)
Cavium, Inc.	(829)	(38,689)
CBRE Group, Inc.	(12,365)	(351,784)
Centene Corp.	(13,609)	(960,115)
Cerner Corp.	(527)	(32,880)
Chemed Corp.	(369)	(54,256)
Cheniere Energy, Inc.	(16,700)	(698,561)
Chevron Corp.	(4,448)	(455,831)
Chico’s FAS, Inc.	(21,088)	(253,267)
Chipotle Mexican Grill, Inc.	(792)	(335,800)
Ciena Corp.	(6,678)	(128,151)
Cincinnati Financial Corp.	(19,687)	(1,470,619)
CIRCOR International, Inc.	(6,616)	(376,715)
Cirrus Logic, Inc.	(3,729)	(181,192)
CIT Group, Inc.	(5,856)	(202,383)
CLARCOR, Inc.	(35,661)	(2,220,254)
Clean Harbors, Inc.	(3,614)	(185,832)
Coach, Inc.	(8,524)	(367,470)
Coca-Cola Co.	(55,633)	(2,427,268)
Cohen & Steers, Inc.	(2,896)	(124,818)
Colgate-Palmolive Co.	(1,547)	(115,143)
Columbia Banking System, Inc.	(30,935)	(937,949)
Commercial Metals Co.	(34,503)	(570,680)
Community Bank System, Inc.	(19,296)	(851,532)
Community Health Systems, Inc.	(7,853)	(100,283)
Computer Sciences Corp.	(17,057)	(815,836)
comScore, Inc.	(1,059)	(27,481)
ConAgra Foods, Inc.	(38,412)	(1,796,145)
CONMED Corp.	(2,465)	(100,178)
CONSOL Energy, Inc.	(11,418)	(221,281)
Constellation Brands, Inc.	(185)	(30,481)
Core-Mark Holding Co., Inc.	(1,390)	(68,054)
CoreSite Realty Corp.	(3,266)	(269,543)
Corning, Inc.	(47,040)	(1,045,229)
Costco Wholesale Corp.	(18,683)	(3,124,171)
Cracker Barrel Old Country Store, Inc.	(305)	(48,010)
Cree, Inc.	(35,094)	(1,003,688)
CVB Financial Corp.	(1,527)	(25,119)
Dana Holding Corp.	(11,685)	(159,383)
Danaher Corp.	(1,769)	(144,067)
Darden Restaurants, Inc.	(16,435)	(1,011,739)
Darling International, Inc.	(19,326)	(304,964)
Dave & Buster’s Entertainment, Inc.	(9,096)	(404,772)
DDR Corp.	(40,845)	(806,280)
Deckers Outdoor Corp.	(7,606)	(502,072)
Depomed, Inc.	(1,958)	(37,143)
Dermira, Inc.	(2,039)	(68,429)
DeVry, Inc.	(4,797)	(106,829)
Diplomat Pharmacy, Inc.	(10,863)	(390,308)
DISH Network Corp.	(15,190)	(811,450)
Dolby Laboratories, Inc., Class A	(715)	(35,972)
Dominion Resources, Inc.	(31,275)	(2,440,076)
Domino’s Pizza, Inc.	(1,994)	(293,716)
Domtar Corp.	(9,550)	(375,984)
Dorman Products, Inc.	(4,585)	(292,065)
DST Systems, Inc.	(979)	(120,740)
DSW, Inc., Class A	(3,864)	(93,741)
DTE Energy Co.	(15,641)	(1,525,310)
Dunkin’ Brands Group, Inc.	(1,615)	(73,176)
EastGroup Properties, Inc.	(8,113)	(597,279)
Eaton Vance Corp.	(27,882)	(1,054,218)
eBay, Inc.	(10,577)	(329,579)
Edison International	(8,760)	(677,849)
Electronics For Imaging, Inc.	(10,901)	(482,805)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	39

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Emerson Electric Co.	(3,697)	$(206,662)
Enbridge Energy Partners LP	(1,723)	(40,249)
Energen Corp.	(3,917)	(185,587)
Energizer Holdings, Inc.	(6,768)	(348,755)
Energy Transfer Partners LP	(1,012)	(39,974)
Envestnet, Inc.	(4,731)	(180,582)
EPAM Systems, Inc.	(3,612)	(253,707)
EQT Corp.	(1,275)	(92,896)
Equity LifeStyle Properties, Inc.	(27,539)	(2,264,807)
Equity Residential	(5,309)	(360,959)
Eversource Energy	(5,342)	(312,454)
The EW Scripps Co.	(8,271)	(140,276)
Exelon Corp.	(1,492)	(55,622)
Exponent, Inc.	(21,448)	(1,089,773)
Express Scripts Holding Co.	(2,886)	(219,538)
Exxon Mobil Corp.	(23,236)	(2,066,842)
FactSet Research Systems, Inc.	(5,253)	(903,306)
Fair Isaac Corp.	(5,245)	(664,227)
Fidelity National Information Services, Inc.	(693)	(55,132)
The Finish Line, Inc., Class A	(5,209)	(113,192)
First Citizens BancShares, Inc., Class A	(2,435)	(632,564)
First Financial Bankshares, Inc.	(7,000)	(239,190)
FLIR Systems, Inc.	(733)	(23,881)
Flowserve Corp.	(3,158)	(151,551)
FNB Corp.	(10,138)	(121,149)
Foot Locker, Inc.	(9,322)	(555,778)
Four Corners Property Trust, Inc.	(6,619)	(143,698)
Franklin Electric Co., Inc.	(616)	(23,852)
G-III Apparel Group, Ltd.	(3,173)	(127,015)
Gap, Inc.	(31,357)	(808,697)
GATX Corp.	(6,268)	(280,368)
General Growth Properties, Inc.	(33,300)	(1,063,935)
General Motors Co.	(4,744)	(149,626)
Genesco, Inc.	(12,910)	(896,212)
Genesee & Wyoming, Inc., Class A	(9,285)	(601,204)
Gentherm, Inc.	(9,371)	(314,491)
Genuine Parts Co.	(37,610)	(3,845,246)
The Goldman Sachs Group, Inc.	(7,619)	(1,209,973)
Government Properties Income Trust	(1,744)	(41,612)
Gramercy Property Trust	(48,825)	(487,762)
Grand Canyon Education, Inc.	(9,506)	(399,822)
Granite Construction, Inc.	(593)	(29,520)
Guess?, Inc.	(16,000)	(235,520)
Guidewire Software, Inc.	(9,242)	(568,106)
H&R Block, Inc.	(32,795)	(780,193)
Haemonetics Corp.	(27,455)	(832,436)
Halliburton Co.	(14,026)	(612,375)
Hancock Holding Co.	(12,510)	(362,665)
Harley-Davidson, Inc.	(1,544)	(81,708)
HB Fuller Co.	(52,700)	(2,453,712)
HCA Holdings, Inc.	(8,556)	(659,924)
HCP, Inc.	(5,728)	(224,709)
HD Supply Holdings, Inc.	(39,424)	(1,426,755)
Headwaters, Inc.	(9,104)	(181,079)
Healthcare Realty Trust, Inc.	(14,139)	(511,266)
Healthcare Services Group, Inc.	(5,061)	(196,417)
Healthcare Trust of America, Inc., Class A	(11,085)	(377,444)
HealthEquity, Inc.	(17,239)	(508,895)
Helmerich & Payne, Inc.	(14,900)	(923,353)
Heron Therapeutics, Inc.	(5,977)	(99,338)
Hertz Global Holdings, Inc.	(3,786)	(184,302)
Hess Corp.	(2,930)	(157,194)
Hewlett Packard Enterprise Co.	(30,949)	(650,548)
Hexcel Corp.	(4,710)	(203,331)
Hilltop Holdings, Inc.	(16,933)	(368,801)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Hilton Worldwide Holdings, Inc.	(32,546)	$(754,742)
HollyFrontier Corp.	(2,240)	(56,941)
Horizon Pharma PLC	(12,410)	(239,389)
Hospitality Properties Trust	(10,378)	(331,162)
Host Hotels & Resorts, Inc.	(4,551)	(80,735)
The Howard Hughes Corp.	(3,580)	(427,667)
HP, Inc.	(3,989)	(55,886)
HRG Group, Inc.	(5,618)	(83,652)
Huntington Ingalls Industries, Inc.	(4,741)	(818,202)
Huron Consulting Group, Inc.	(6,723)	(413,263)
Hyatt Hotels Corp., Class A	(17,941)	(904,944)
IDACORP, Inc.	(1,923)	(155,475)
Illumina, Inc.	(7,109)	(1,182,582)
Imperva, Inc.	(505)	(23,796)
Infoblox, Inc.	(5,881)	(110,092)
Inogen, Inc.	(2,428)	(130,481)
Insmed, Inc.	(3,121)	(35,735)
Intel Corp.	(10,597)	(369,411)
Interactive Intelligence Group, Inc.	(8,085)	(436,186)
Intercept Pharmaceuticals, Inc.	(3,271)	(565,981)
International Bancshares Corp.	(16,548)	(453,746)
International Business Machines Corp.	(16,201)	(2,602,205)
International Speedway Corp., Class A	(15,992)	(540,050)
Intrexon Corp.	(3,109)	(78,751)
Intuitive Surgical, Inc.	(1,029)	(715,937)
iRobot Corp.	(798)	(30,168)
Ironwood Pharmaceuticals, Inc.	(9,340)	(131,974)
Itron, Inc.	(1,263)	(53,917)
J&J Snack Foods Corp.	(14,409)	(1,752,278)
Jabil Circuit, Inc.	(48,537)	(987,728)
Jack in the Box, Inc.	(3,189)	(281,876)
JB Hunt Transport Services, Inc.	(13,670)	(1,136,387)
JC Penney Co., Inc.	(9,441)	(91,200)
John Wiley & Sons, Inc., Class A	(27,773)	(1,602,502)
Johnson & Johnson	(14,938)	(1,870,686)
JPMorgan Chase & Co.	(8,989)	(575,026)
Juno Therapeutics, Inc.	(7,886)	(243,914)
KB Home	(23,229)	(364,695)
KCG Holdings, Inc., Class A	(8,426)	(127,485)
Kellogg Co.	(962)	(79,567)
Kemper Corp.	(13,329)	(456,785)
Kimberly-Clark Corp.	(11,320)	(1,466,506)
Kimco Realty Corp.	(8,394)	(269,447)
Kinder Morgan, Inc.	(9,579)	(194,741)
Kirby Corp.	(7,657)	(417,230)
Kite Pharma, Inc.	(3,821)	(216,383)
KLX, Inc.	(18,622)	(601,491)
Knight Transportation, Inc.	(31,446)	(938,034)
Knowles Corp.	(11,615)	(156,106)
Kroger Co.	(23,590)	(806,542)
La-Z-Boy, Inc.	(3,361)	(101,569)
Lannett Co., Inc.	(2,296)	(71,681)
Las Vegas Sands Corp.	(10,646)	(539,220)
LaSalle Hotel Properties	(6,336)	(174,557)
Legg Mason, Inc.	(5,482)	(187,155)
Lennox International, Inc.	(14,347)	(2,249,610)
Liberty Broadband Corp.	(995)	(62,496)
Liberty SiriusXM Group	(3,948)	(141,141)
Liberty TripAdvisor Holdings, Inc.	(6,845)	(162,021)
LifeLock, Inc.	(27,098)	(453,350)
Lincoln Electric Holdings, Inc.	(2,198)	(136,408)
LTC Properties, Inc.	(7,873)	(421,442)
The Macerich Co.	(651)	(58,095)
Mack-Cali Realty Corp.	(3,698)	(104,284)
MacroGenics, Inc.	(3,421)	(104,648)

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Macy’s, Inc.	(16,010)	$(573,638)
Madison Square Garden Co.	(6,165)	(1,126,900)
Manpower, Inc.	(1,938)	(134,497)
ManTech International Corp.	(6,097)	(240,892)
Marathon Oil Corp.	(4,480)	(61,107)
Marriott Vacations Worldwide Corp.	(14,507)	(1,106,884)
MasTec, Inc.	(3,740)	(91,443)
Mattel, Inc.	(5,380)	(179,584)
Matthews International Corp., Class A	(22,412)	(1,347,185)
MAXIMUS, Inc.	(5,689)	(335,196)
McCormick & Co., Inc.	(12,382)	(1,266,060)
McKesson Corp.	(5,250)	(1,021,440)
MDC Holdings, Inc.	(44,429)	(1,169,371)
MDU Resources Group, Inc.	(50,042)	(1,203,510)
Medical Properties Trust, Inc.	(3,879)	(60,900)
Medidata Solutions, Inc.	(752)	(39,969)
Mentor Graphics Corp.	(6,096)	(130,211)
Merck & Co., Inc.	(13,167)	(772,376)
Mercury General Corp.	(9,866)	(546,280)
Meritage Homes Corp.	(20,906)	(760,769)
Meritor, Inc.	(3,270)	(27,403)
MGIC Investment Corp.	(38,518)	(276,944)
Microchip Technology, Inc.	(1,661)	(92,418)
Micron Technology, Inc.	(42,379)	(582,287)
Microsoft Corp.	(2,759)	(156,380)
MiMedx Group, Inc.	(9,666)	(72,398)
Minerals Technologies, Inc.	(9,151)	(597,194)
Mobile Mini, Inc.	(8,563)	(278,383)
Molina Healthcare, Inc.	(2,769)	(157,307)
Monogram Residential Trust, Inc.	(5,940)	(63,617)
Monro Muffler Brake, Inc.	(542)	(33,960)
Moody’s Corp.	(2,213)	(234,600)
Moog, Inc., Class A	(14,326)	(788,933)
The Mosaic Co.	(8,832)	(238,464)
MSA Safety, Inc.	(12,800)	(715,264)
MSC Industrial Direct Co., Inc.	(18,751)	(1,346,884)
Mueller Industries, Inc.	(35,217)	(1,198,787)
Murphy Oil Corp.	(3,794)	(104,069)
Nabors Industries, Ltd.	(15,362)	(138,258)
National Oilwell Varco, Inc.	(16,240)	(525,364)
Natus Medical, Inc.	(5,996)	(235,823)
Navient Corp.	(11,941)	(169,562)
NCI Building Systems, Inc.	(11,390)	(184,746)
NCR Corp.	(15,659)	(516,277)
Neenah Paper, Inc.	(4,501)	(339,510)
Nektar Therapeutics	(14,035)	(242,665)
Neogen Corp.	(2,916)	(160,817)
Netflix, Inc.	(7,508)	(685,105)
Neurocrine Biosciences, Inc.	(6,503)	(326,646)
NeuStar, Inc., Class A	(2,796)	(70,587)
Nevro Corp.	(1,754)	(145,056)
The New York Times Co.	(22,154)	(287,559)
News Corp., Class A	(15,863)	(205,743)
News Corp., Class B Class B	(16,514)	(221,948)
NextEra Energy, Inc.	(7,361)	(944,343)
NIKE, Inc., Class B Class B	(39,806)	(2,209,233)
Northwest Bancshares, Inc.	(17,051)	(254,230)
Northwest Natural Gas Co.	(16,809)	(1,091,576)
NorthWestern Corp.	(24,062)	(1,461,526)
Novavax, Inc.	(9,942)	(72,775)
NOW, Inc.	(14,796)	(270,915)
NRG Energy, Inc.	(13,093)	(181,207)
Nucor Corp.	(4,278)	(229,472)
NuStar Energy LP	(554)	(27,783)
Oceaneering International, Inc.	(3,908)	(108,955)
Old Dominion Freight Line, Inc.	(1,126)	(78,437)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Old Republic International Corp.	(9,961)	$(193,044)
Olin Corp.	(4,783)	(99,965)
Omnicom Group, Inc.	(30,173)	(2,482,936)
ON Semiconductor Corp.	(14,747)	(147,912)
ONEOK, Inc.	(12,799)	(573,267)
Oracle Corp.	(37,747)	(1,549,137)
OSI Systems, Inc.	(3,495)	(207,848)
Owens-Illinois, Inc.	(16,691)	(313,624)
Packaging Corp. of America	(907)	(67,723)
Palo Alto Networks, Inc.	(4,448)	(582,199)
Pandora Media, Inc.	(5,382)	(73,245)
Patterson-UTI Energy, Inc.	(10,686)	(207,202)
PepsiCo, Inc.	(23,574)	(2,567,680)
Philip Morris International, Inc.	(25,817)	(2,588,412)
Physicians Realty Trust	(21,461)	(466,133)
Piedmont Office Realty Trust, Inc.	(18,049)	(395,995)
Pinnacle Financial Partners, Inc.	(3,201)	(170,005)
Plains All American Pipeline LP	(23,915)	(666,272)
Plexus Corp.	(1,749)	(80,349)
PNM Resources, Inc.	(23,788)	(817,356)
Polaris Industries, Inc.	(1,748)	(172,615)
PRA Group, Inc.	(6,331)	(176,382)
Primoris Services Corp.	(6,068)	(109,527)
ProAssurance Corp.	(13,302)	(687,181)
Progress Software Corp.	(22,176)	(644,435)
The Progressive Corp.	(17,733)	(576,500)
Prologis, Inc.	(8,945)	(487,413)
Prosperity Bancshares, Inc.	(3,045)	(155,569)
PTC, Inc.	(10,653)	(423,244)
PulteGroup, Inc.	(15,704)	(332,611)
PVH Corp.	(10,373)	(1,048,295)
QTS Realty Trust, Inc., Class A	(1,797)	(102,878)
Quaker Chemical Corp.	(4,970)	(475,430)
Quanta Services, Inc.	(11,972)	(306,483)
Quest Diagnostics, Inc.	(11,800)	(1,019,048)
Quintiles Transnational Holdings, Inc.	(595)	(46,196)
Quorum Health Corp.	(759)	(8,266)
Quotient Technology, Inc.	(2,782)	(35,220)
Radius Health, Inc.	(3,143)	(148,098)
Rambus, Inc.	(5,888)	(79,606)
Ramco-Gershenson Properties Trust	(7,222)	(143,284)
Raymond James Financial, Inc.	(3,268)	(179,413)
Realty Income Corp.	(9,361)	(669,031)
Regal Entertainment Group	(6,773)	(159,301)
Regal-Beloit Corp.	(2,262)	(138,005)
Repligen Corp.	(7,696)	(220,106)
Republic Services, Inc.	(29,561)	(1,515,297)
Research Holdings, Inc.	(10,830)	(482,043)
Restoration Hardware Holdings, Inc.	(5,313)	(163,694)
RLI Corp.	(13,660)	(931,202)
Robert Half International, Inc.	(1,675)	(61,204)
Ross Stores, Inc.	(16,300)	(1,007,829)
Rovi Corp.	(8,868)	(166,807)
Rowan Cos. PLC	(17,902)	(272,826)
RPM International, Inc.	(11,652)	(632,238)
Sanderson Farms, Inc.	(4,935)	(432,257)
Sanmina Corp.	(1,341)	(33,973)
SCANA Corp.	(51,403)	(3,852,141)
ScanSource, Inc.	(22,477)	(922,231)
Schlumberger, Ltd.	(7,373)	(593,674)
Scholastic Corp.	(6,689)	(274,918)
Science Applications International Corp.	(4,525)	(274,939)
Select Income REIT	(24,463)	(679,093)
Senior Housing Properties Trust	(5,556)	(123,399)
Sensient Technologies Corp.	(18,640)	(1,376,191)
ServiceNow, Inc.	(731)	(54,863)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	41

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
ServisFirst Bancshares, Inc.	(974)	$(49,314)
Silgan Holdings, Inc.	(15,858)	(786,240)
Silicon Laboratories, Inc.	(8,740)	(465,667)
Simmons First National Corp., Class A	(4,554)	(209,256)
SL Green Realty Corp.	(6,325)	(745,212)
Sonoco Products Co.	(18,838)	(959,419)
Sotheby’s	(850)	(27,535)
Southwestern Energy Co.	(14,680)	(214,034)
SpartanNash Co.	(6,913)	(217,760)
Spectra Energy Corp.	(15,215)	(547,284)
Spirit Realty Capital, Inc.	(47,749)	(652,729)
Splunk, Inc.	(941)	(58,850)
Sprint Corp.	(64,391)	(395,361)
SS&C Technologies Holdings, Inc.	(53,877)	(1,735,917)
Standex International Corp.	(2,457)	(218,182)
Staples, Inc.	(2,968)	(27,573)
State Street Corp.	(5,828)	(383,366)
Stepan Co.	(9,373)	(602,778)
Stericycle, Inc.	(990)	(89,367)
Sterling Bancorp	(4,856)	(82,018)
Stifel Financial Corp.	(3,025)	(106,934)
STORE Capital Corp.	(2,915)	(90,919)
Stryker Corp.	(7,615)	(885,472)
Superior Energy Services, Inc.	(13,866)	(221,440)
SUPERVALU, Inc.	(35,055)	(171,068)
Surgical Care Affiliates, Inc.	(1,338)	(69,589)
SVB Financial Group	(2,417)	(242,715)
Swift Transportation Co.	(1,824)	(35,112)
Sykes Enterprises, Inc.	(3,752)	(115,149)
Synergy Resources Corp.	(26,345)	(171,506)
SYNNEX Corp.	(6,477)	(651,133)
Syntel, Inc.	(16,447)	(745,214)
T Rowe Price Group, Inc.	(1,936)	(136,856)
Take-Two Interactive Software, Inc.	(11,901)	(478,182)
Tanger Factory Outlet Centers	(18,775)	(783,669)
Taubman Centers, Inc.	(9,081)	(734,835)
Teledyne Technologies, Inc.	(11,022)	(1,157,310)
Teleflex, Inc.	(2,117)	(381,716)
Tempur Sealy International, Inc.	(401)	(30,328)
Tenneco, Inc.	(6,713)	(379,419)
Teradata Corp.	(4,407)	(125,071)
Teradyne, Inc.	(36,318)	(717,281)
Terex Corp.	(12,635)	(305,009)
TESARO, Inc.	(8,270)	(771,095)
Tesoro Logistics LP	(4,884)	(238,193)
Texas Roadhouse, Inc.	(17,155)	(810,059)
Textron, Inc.	(16,342)	(637,338)
Thermo Fisher Scientific, Inc.	(2,770)	(439,987)
Torchmark Corp.	(56,266)	(3,481,177)
TransDigm Group, Inc.	(907)	(253,525)
The Travelers Cos., Inc.	(1,453)	(168,868)
TreeHouse Foods, Inc.	(328)	(33,865)
Trimble Navigation, Ltd.	(3,387)	(89,552)
Trinity Industries, Inc.	(18,365)	(426,252)
TripAdvisor, Inc.	(4,947)	(346,142)
TrueBlue, Inc.	(5,646)	(126,075)
Trustmark Corp.	(72,288)	(1,886,717)
Tupperware Brands Corp.	(5,273)	(330,512)
Twitter, Inc.	(12,893)	(214,540)
Tyson Foods, Inc., Class A	(2,831)	(208,362)
UBS Group AG	(1,945)	(26,805)
UDR, Inc.	(2,548)	(94,862)
UGI Corp.	(29,498)	(1,335,079)
UniFirst Corp.	(32,140)	(3,756,523)
Union Pacific Corp.	(3,406)	(316,928)
United Continental Holdings, Inc.	(3,953)	(185,356)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
United Natural Foods, Inc.	(10,219)	$(510,746)
United Parcel Service, Inc., Class B Class B	(7,448)	(805,129)
United Rentals, Inc.	(10,542)	(839,881)
United States Steel Corp.	(1,733)	(47,640)
UnitedHealth Group, Inc.	(5,418)	(775,858)
Universal Corp.	(12,584)	(746,357)
Universal Forest Products, Inc.	(7,901)	(854,256)
Urban Edge Properties	(27,702)	(828,567)
US Ecology, Inc.	(10,583)	(479,410)
USG Corp.	(10,027)	(282,360)
Valero Energy Corp.	(1,408)	(73,610)
Valmont Industries, Inc.	(6,711)	(878,805)
Vantiv, Inc., Class A	(2,728)	(149,523)
Varian Medical Systems, Inc.	(7,384)	(699,560)
VASCO Data Security International, Inc.	(1,512)	(25,266)
VeriFone Systems, Inc.	(19,567)	(374,904)
Verint Systems, Inc.	(1,732)	(61,088)
Verisk Analytics, Inc., Class A	(3,543)	(302,147)
Verizon Communications, Inc.	(69,193)	(3,833,984)
Vertex Pharmaceuticals, Inc.	(2,160)	(209,520)
Viacom, Inc., Class B	(1,280)	(58,202)
Viavi Solutions, Inc.	(3,903)	(27,828)
Vishay Intertechnology, Inc.	(34,165)	(455,419)
Walgreens Boots Alliance, Inc.	(2,870)	(227,448)
Waste Management, Inc.	(14,202)	(939,036)
Waters Corp.	(2,560)	(406,861)
WD-40 Co.	(12,557)	(1,443,804)
WebMD Health Corp.	(5,026)	(306,636)
Werner Enterprises, Inc.	(24,290)	(610,165)
Westamerica BanCorp.	(4,856)	(228,426)
Western Union Co.	(13,375)	(267,500)
WEX, Inc.	(1,081)	(101,268)
WGL Holdings, Inc.	(17,254)	(1,221,411)
Williams Partners LP	(1,708)	(63,777)
Wolverine World Wide, Inc.	(9,124)	(223,447)
Woodward, Inc.	(3,564)	(208,637)
Workday, Inc., Class A	(6,769)	(564,128)
World Fuel Services Corp.	(7,232)	(344,243)
World Wrestling Entertainment, Inc.	(2,191)	(43,272)
Worthington Industries, Inc.	(6,050)	(268,076)
WR Berkley Corp.	(28,423)	(1,653,934)
WW Grainger, Inc.	(3,714)	(812,809)
Wyndham Worldwide Corp.	(6,683)	(474,627)
Wynn Resorts Ltd.	(2,869)	(281,019)
Xenia Hotels & Resorts, Inc.	(24,794)	(445,300)
Yum! Brands, Inc.	(31,797)	(2,843,288)
Zendesk, Inc.	(4,845)	(146,513)
Zillow Group, Inc.	(1,022)	(40,113)
Zimmer Biomet Holdings, Inc.	(1,708)	(223,987)

		(288,180,970)
Total Reference Entity — Short		(301,274,429)
Net Value of Reference Entity — Bank of America N.A.		80,870

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutche Bank AG as of July 31, 2016, expiration dates 9/30/16 — 4/20/17:
Reference Entity — Long
Australia
Caltex Australia Ltd.	29,800	753,614
Qantas Airways Ltd.	394,338	946,780

		1,700,394

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Austria
Vienna Insurance Group AG	10,422	$206,680
Canada
Air Canada	105,956	729,556
Dollarama, Inc.	7,068	522,609
Gibson Energy, Inc.	1,272	14,516
Metro, Inc.	133,341	4,847,928

		6,114,609
France
Peugeot SA	186,515	2,817,106
Germany
Solarworld AG	10	58
Hong Kong
Champion REIT	94,000	54,329
HKT Trust & HKT Ltd.	219,000	346,069
Hutchison Telecommunications Hong Kong Holdings Ltd.	450,000	164,881

		565,279
Italy
Autogrill SpA	213,226	1,856,300
Recordati SpA	35,802	1,161,975

		3,018,275
Japan
Adastria Holdings Co. Ltd.	5,200	161,985
Astellas Pharma, Inc.	192,700	3,210,715
Calsonic Kansei Corp.	42,000	323,111
Canon Marketing Japan, Inc.	30,700	527,573
Glory Ltd.	10,200	283,056
Haseko Corp.	65,400	687,279
Iida Group Holdings Co. Ltd.	54,300	1,075,022
Japan Aviation Electronics Industry Ltd.	71,000	1,044,286
Kaken Pharmaceutical Co. Ltd.	2,300	152,091
Matsumotokiyoshi Holdings Co. Ltd.	1,000	44,097
Penta-Ocean Construction Co. Ltd.	35,200	214,029
Seino Holdings Co Ltd.	13,500	137,482
Yamato Kogyo Co. Ltd.	14,300	403,772
Zeon Corp.	26,000	214,555

		8,479,053
Singapore
Venture Corp. Ltd.	190,300	1,264,564
Spain
Mediaset Espana Comunicacion SA	532,475	6,119,814
Sweden
Fabege AB	48,628	868,188
Intrum Justitia AB	86,096	2,764,131

		3,632,319
United Kingdom
Qinetiq Group PLC	915,288	2,717,890
Total Reference Entity — Long		36,636,041

Reference Entity — Short
Australia
Crown Resorts Ltd.	(77,397)	(771,313)
Qube Holdings Ltd.	(271,108)	(525,159)

		(1,296,472)

	Shares	Value
Reference Entity — Short (continued)
Canada
Cott Corp.	(31,372)	$(467,582)
Veresen, Inc.	(16,309)	(138,027)

		(605,609)
Hong Kong
ASM Pacific Technology Ltd.	(331,700)	(2,469,175)
Esprit Holdings Ltd.	(2,043,306)	(1,640,608)

		(4,109,783)
Japan
Dena Co. Ltd.	(17,300)	(442,331)
Hamamatsu Photonics KK	(35,600)	(1,045,155)
Makita Corp.	(55,300)	(3,890,664)
Maruichi Steel Tube Ltd.	(71,100)	(2,626,757)
Next Co. Ltd.	(700)	(6,745)
Nidec Corp.	(2,200)	(199,630)
Taisho Pharmaceutical Holdings Co. Ltd.	(9,600)	(1,051,148)

		(9,262,430)
Macau
Wynn Macau Ltd.	(81,600)	(133,035)
Netherlands
SBM Offshore NV	(46,476)	(623,195)
Norway
Norwegian Air Shuttle ASA	(22,138)	(795,766)
United Kingdom
AA PLC	(726,609)	(2,378,892)
Total Reference Entity — Short		(19,205,182)
Net Value of Reference Entity — Deutche Bank AG		17,430,859

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2016, expiration dates 8/04/16 — 2/01/18:
Reference Entity — Long
Australia
BHP Billiton Ltd.	7,977	118,237
Caltex Australia Ltd.	77,273	1,954,161
Flight Centre Travel Group Ltd.	1,547	37,912
JB Hi-Fi Ltd.	26,351	519,927
OZ Minerals Ltd.	17,435	85,363
Platinum Asset Management Ltd.	40,896	188,433

		2,904,033
Austria
Vienna Insurance Group AG	1,431	28,378
Belgium
Proximus	7,902	246,668
Bermuda
Assured Guaranty Ltd.	1,456	39,006
Canada
Canfor Corp.	7,118	84,501
Enerplus Corp.	8,037	47,891

		132,392
France
Thales SA	9,419	857,879
Valeo SA	39,756	2,039,528

		2,897,407
Germany
Kloeckner & Co. SE	3,902	52,316

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	43

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong
CLP Holdings Ltd.	136,000	$1,417,377
HKT Trust & HKT Ltd.	349,000	551,498
Sun Hung Kai Properties Ltd.	14,000	200,878
WH Group Ltd.	65,500	51,726

		2,221,479
Israel
Check Point Software Technologies Ltd.	28,467	2,188,543
Japan
Advance Residence Investment Corp.	44	122,527
Aeon Mall Co. Ltd.	5,400	72,549
Calsonic Kansei Corp.	42,000	323,111
COLOPL, Inc.	8,600	128,551
Daiichi Sankyo Co. Ltd.	5,700	135,925
Daikyo, Inc.	51,000	89,403
Daito Trust Construction Co. Ltd.	1,700	285,463
Glory Ltd.	1,200	33,301
Gree, Inc.	8,900	44,952
GungHo Online Entertainment, Inc.	25,600	57,750
Gunma Bank Ltd.	48,000	193,527
Hitachi Transport System Ltd.	2,200	42,886
Hoya Corp.	7,300	259,010
Iida Group Holdings Co. Ltd.	11,100	219,756
J. Front Retailing Co. Ltd.	29,800	343,870
Joyo Bank Ltd.	92,000	359,498
K’s Holdings Corp.	10,800	199,626
Kakaku.com, Inc.	17,100	354,769
Kandenko Co. Ltd.	16,000	156,820
Kinden Corp.	107,200	1,293,922
Lintec Corp.	3,700	78,328
Maeda Road Construction Co. Ltd.	1,000	18,932
Matsumotokiyoshi Holdings Co. Ltd.	5,900	260,169
Miraca Holdings, Inc.	900	41,454
Mitsubishi Tanabe Pharma Corp.	12,500	233,341
Nagase & Co. Ltd.	62,200	723,868
Nomura Real Estate Holdings, Inc.	35,100	605,340
NS Solutions Corp.	10,600	200,121
NTT DoCoMo, Inc.	1,300	35,314
Osaka Gas Co. Ltd.	70,000	282,509
Penta-Ocean Construction Co. Ltd.	30,500	185,451
Pola Orbis Holdings, Inc.	1,200	118,126
Sanrio Co. Ltd.	2,400	42,586
Seino Holdings Co Ltd.	35,200	358,473
Seven Bank Ltd.	832,600	2,844,306
SKY Perfect JSAT Holdings, Inc.	7,800	34,377
Start Today Co. Ltd.	17,400	829,198
Sumitomo Real Estate Sales Co. Ltd.	5,700	121,873
Tokyu Fudosan Holdings Corp.	57,300	339,049
TonenGeneral Sekiyu KK	49,000	442,675
Toppan Forms Co. Ltd.	40,800	450,229
United Arrows Ltd.	2,200	61,317
Zeon Corp.	102,000	841,715

		13,865,967
Luxembourg
Regus PLC	7,395	29,882
Netherlands
Philips Lighting NV	2,033	52,015
New Zealand
Spark New Zealand Ltd.	162,653	464,088
Singapore
Venture Corp. Ltd.	16,700	110,973
Spain
ACS Actividades de Construccion y Servicios SA	288	8,259

	Shares	Value
Reference Entity — Long (continued)
Spain (continued)
Ebro Foods SA	22,043	$502,754
Melia Hotels International SA	8,028	95,248

		606,261
Sweden
Axfood AB	21,197	380,906
Electrolux AB, Class B	27,018	731,978

		1,112,884
Switzerland
Coca-Cola HBC AG	36,059	745,497
Kuehne & Nagel International AG, Registered Shares	16,058	2,252,393
Logitech International SA, Registered Shares	2,888	57,653
Lonza Group AG, Registered Shares	12,457	2,345,906

		5,401,449
United Kingdom
Atlassian Corp. PLC, Class A	31,995	958,890
Carnival PLC	21,958	1,056,188
Domino’s Pizza Group PLC	10,161	53,363
DS Smith PLC	239,840	1,243,878
Intertek Group PLC	48,954	2,348,639
Jupiter Fund Management PLC	179,864	1,005,938
Liberty Global PLC LiLAC, Class A	2	69
Mondi PLC	44,033	891,105
Qinetiq Group PLC	15,445	45,863
Spirax-Sarco Engineering PLC	14,343	755,627

		8,359,560
United States
Adobe Systems, Inc.	16,421	1,606,959
Alphabet, Inc., Class C	585	449,742
Altria Group, Inc.	17,715	1,199,306
Amdocs Ltd.	12,571	733,644
Ameriprise Financial, Inc.	3,223	308,892
AmerisourceBergen Corp.	83,201	7,087,893
Anthem, Inc.	8,008	1,051,771
Apple, Inc.	92,945	9,685,798
ArcBest Corp.	21	393
Automatic Data Processing, Inc.	1,884	167,582
Best Buy Co., Inc.	133,141	4,473,538
Big Lots, Inc.	51,716	2,750,257
Blue Buffalo Pet Products, Inc.	91,823	2,358,015
Boeing Co.	16,277	2,175,584
Boston Properties, Inc.	402	57,078
Brinker International, Inc.	101,752	4,796,589
Brown-Forman Corp., Class B	23,482	2,305,698
C.H. Robinson Worldwide, Inc.	14,115	982,686
C.R. Bard, Inc.	6,244	1,396,970
Cabot Corp.	5,918	288,147
Cal-Maine Foods, Inc.	51,488	2,157,347
Cardinal Health, Inc.	56,983	4,763,779
Carlisle Cos., Inc.	16,469	1,701,083
Carnival Corp.	8,632	403,287
Cathay General Bancorp	8,539	255,999
CenterPoint Energy, Inc.	154,502	3,695,688
Cerner Corp.	1,265	78,923
Charles Schwab Corp.	167,877	4,771,064
Chesapeake Energy Corp.	47,798	259,065
Cisco Systems, Inc.	160,501	4,900,096
Citrix Systems, Inc.	18,882	1,682,953
Clorox Co.	45,760	5,997,763
CME Group, Inc.	25,672	2,624,705
Crimson Wine Group Ltd.	1	8
CVS Health Corp.	8,301	769,669
DCT Industrial Trust, Inc.	10,020	503,204

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Dillard’s, Inc., Class A	2,451	$165,884
Dr. Pepper Snapple Group, Inc.	36,564	3,601,920
Duke Realty Corp.	37,532	1,080,546
Ecolab, Inc.	37,427	4,430,608
Electronic Arts, Inc.	10,832	826,698
Express Scripts Holding Co.	48,285	3,673,040
F5 Networks, Inc.	228	28,140
First Data Corp., Class A	3,238	40,151
First Industrial Realty Trust, Inc.	178,771	5,268,381
Fitbit, Inc., Series A	5,323	72,712
Flextronics International Ltd.	340,831	4,318,329
Flowers Foods, Inc.	11,655	214,335
Fortinet, Inc.	1,881	65,252
Fortune Brands Home & Security, Inc.	64,864	4,103,945
Freeport-McMoRan, Inc.	98,299	1,273,955
GameStop Corp., Class A	41,135	1,273,128
Gartner, Inc.	14,623	1,465,956
General Dynamics Corp.	66,647	9,789,778
General Mills, Inc.	95,404	6,858,594
Groupon, Inc.	317,437	1,530,046
Harley-Davidson, Inc.	11,369	601,647
Hasbro, Inc.	52,448	4,260,351
Hertz Global Holdings, Inc.	1,436	69,904
Home Depot, Inc.	25,133	3,474,386
Hormel Foods Corp.	3,108	116,084
Host Hotels & Resorts, Inc.	112,365	1,993,355
HP, Inc.	5,906	82,743
Humana, Inc.	2,321	400,489
IDEXX Laboratories, Inc.	17,968	1,685,219
Interpublic Group of Cos., Inc.	169,621	3,911,460
Intuit, Inc.	28,182	3,127,920
Juniper Networks, Inc.	6,117	138,795
Kohl’s Corp.	660	27,449
Landstar System, Inc.	35,280	2,486,887
Laredo Petroleum, Inc.	60,666	607,873
Lennox International, Inc.	1,295	203,056
Lowe’s Cos., Inc.	156,075	12,841,851
LyondellBasell Industries NV, Class A	95,193	7,164,225
Manhattan Associates, Inc.	28,758	1,669,402
ManpowerGroup, Inc.	34,308	2,380,975
Marriott International, Inc., Class A	89,701	6,431,562
Masco Corp.	126,660	4,620,557
MasterCard, Inc., Class A	55,704	5,305,249
Maxim Integrated Products, Inc.	16,650	678,987
McCormick & Co., Inc.	61,098	6,247,271
McKesson Corp.	22,716	4,419,625
Mead Johnson Nutrition Co.	1,290	115,140
Microsoft Corp.	53,022	3,005,287
NetApp, Inc.	227,545	5,995,811
Nordstrom, Inc.	44,739	1,978,806
Nuance Communications, Inc.	1,876	30,147
Oshkosh Corp.	3,010	165,821
Packaging Corp. of America	8,682	648,459
Paychex, Inc.	84,023	4,980,883
Penske Automotive Group, Inc.	4,615	182,846
Pilgrim’s Pride Corp.	72,410	1,683,533
Post Properties, Inc.	54,011	3,434,559
Praxair, Inc.	389	45,334
Public Storage	39,067	9,333,888
Rackspace Hosting, Inc.	68,254	1,599,191
Realogy Holdings Corp.	171,601	5,317,915
Red Hat, Inc.	1,019	76,721
RLJ Lodging Trust	55,505	1,317,689
Ryman Hospitality Properties, Inc.	36,156	2,033,413
Salesforce.com, Inc.	6,964	569,655
Scripps Networks Interactive, Inc., Class A	21,959	1,450,612

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Sherwin-Williams Co.	11,547	$3,460,982
Simon Property Group, Inc.	21,248	4,824,146
Snap-on, Inc.	24,095	3,787,011
Sprouts Farmers Market, Inc.	4,829	111,695
Starbucks Corp.	87,529	5,081,058
Symantec Corp.	102,635	2,096,833
Synchrony Financial	69,763	1,944,992
SYNNEX Corp.	10,764	1,082,105
Tableau Software, Inc., Class A	18,062	1,020,684
Taubman Centers, Inc.	656	53,084
TD Ameritrade Holding Corp.	46,985	1,426,465
Tech Data Corp.	33,620	2,620,007
Teradata Corp.	22,874	649,164
Texas Instruments, Inc.	10,946	764,889
TJX Cos., Inc.	22,894	1,870,898
Travelers Cos., Inc.	18,492	2,149,140
Twenty-First Century Fox, Inc., Class A	9,518	253,560
Under Armour, Inc., Class C	9	321
Urban Outfitters, Inc.	4,550	136,045
Vail Resorts, Inc.	5,564	796,041
VeriSign, Inc.	137,077	11,872,239
VF Corp.	4,446	277,564
VMware, Inc., Class A	14,595	1,065,143
Wal-Mart Stores, Inc.	10,347	755,021
Weingarten Realty Investors	186,614	8,059,859
WellCare Health Plans, Inc.	6,429	686,617
Westlake Chemical Corp.	18,908	864,852
Whiting Petroleum Corp.	41,165	303,386
Whole Foods Market, Inc.	58,839	1,793,413
Williams-Sonoma, Inc.	28,983	1,567,401
Worthington Industries, Inc.	622	27,561

		308,837,781
Total Reference Entity — Long		349,551,082

Reference Entity — Short
Bermuda
RenaissanceRe Holdings Ltd.	(40,104)	(4,713,022)
Ireland
Endo International PLC	(153,366)	(2,662,434)
Israel
Orbotech Ltd.	(16,342)	(466,237)
Netherlands
InterXion Holding NV	(1,074)	(40,683)
Panama
Copa Holdings SA, Class A	(23,929)	(1,603,243)
Singapore
Broadcom Ltd.	(34,849)	(5,644,841)
Switzerland
Weatherford International PLC	(46,410)	(263,609)
United Kingdom
Liberty Global PLC	(112,647)	(3,572,037)
United States
Acadia Healthcare Co., Inc.	(11,107)	(627,545)
Acuity Brands, Inc.	(392)	(102,873)
Advance Auto Parts, Inc.	(31,396)	(5,332,925)
Advanced Micro Devices, Inc.	(22,376)	(153,499)
Alcoa, Inc.	(220,637)	(2,343,165)
Allegiant Travel Co.	(15,283)	(1,983,275)
ALLETE, Inc.	(509)	(32,500)
Alliance Data Systems Corp.	(1,603)	(371,287)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	45

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Ally Financial, Inc.	(41,835)	$(754,703)
American Airlines Group, Inc.	(95,565)	(3,392,558)
American Homes 4 Rent	(229,940)	(4,989,698)
AmTrust Financial Services, Inc.	(3,425)	(81,755)
AT&T, Inc.	(268,565)	(11,626,179)
B&G Foods, Inc.	(1,501)	(77,437)
Ball Corp.	(146,943)	(10,384,462)
Beacon Roofing Supply, Inc.	(10,810)	(508,286)
Berkshire Hathaway, Inc., Class B	(23,299)	(3,361,347)
Berry Plastics Group, Inc.	(17,854)	(732,014)
Cable One, Inc.	(1,699)	(890,072)
CalAtlantic Group, Inc.	(52,025)	(1,883,825)
CarMax, Inc.	(117,065)	(6,820,207)
Catalent, Inc.	(31,098)	(794,243)
Caterpillar, Inc.	(27,295)	(2,258,934)
Centene Corp.	(51,090)	(3,604,400)
Cheniere Energy, Inc.	(40,273)	(1,684,620)
CIT Group, Inc.	(70,211)	(2,426,492)
Clean Harbors, Inc.	(28,007)	(1,440,120)
Coach, Inc.	(63,824)	(2,751,453)
Computer Sciences Corp.	(79,128)	(3,784,692)
Concho Resources, Inc.	(12,061)	(1,497,976)
CoreSite Realty Corp.	(3,412)	(281,592)
Covanta Holding Corp.	(47,512)	(761,142)
Credit Acceptance Corp.	(1,464)	(264,501)
Cypress Semiconductor Corp.	(348,981)	(4,062,139)
CyrusOne, Inc.	(238,405)	(13,069,362)
Diamondback Energy, Inc.	(3,072)	(269,691)
Diebold, Inc.	(2,276)	(64,274)
DISH Network Corp.	(150,252)	(8,026,462)
Dolby Laboratories, Inc., Class A	(1,929)	(97,048)
Dollar Tree, Inc.	(83,632)	(8,052,925)
Education Realty Trust, Inc.	(773)	(37,212)
Energizer Holdings, Inc.	(39,749)	(2,048,266)
EPAM Systems, Inc.	(13,336)	(936,721)
EQT Corp.	(5,137)	(374,282)
Equinix, Inc.	(2,977)	(1,110,034)
Exelon Corp.	(25,699)	(958,059)
Fair Isaac Corp.	(552)	(69,905)
Fidelity National Information Services, Inc.	(130,169)	(10,352,341)
FMC Corp.	(10,748)	(510,960)
FNB Corp.	(2,535)	(30,293)
Forest City Realty Trust, Inc.	(17,875)	(422,744)
Gaming and Leisure Properties, Inc.	(291,839)	(10,456,591)
Gap, Inc.	(196,871)	(5,077,303)
General Electric Co.	(66,410)	(2,068,007)
Genesee & Wyoming, Inc., Class A	(26,944)	(1,744,624)
Gramercy Property Trust	(574,925)	(5,743,501)
Halliburton Co.	(811)	(35,408)
HCA Holdings, Inc.	(5,928)	(457,227)
HD Supply Holdings, Inc.	(40,195)	(1,454,657)
Hewlett Packard Enterprise Co.	(24,479)	(514,549)
Highwoods Properties, Inc.	(22,573)	(1,257,768)
Hill-Rom Holdings, Inc.	(4,110)	(219,597)
Hilton Worldwide Holdings, Inc.	(124,173)	(2,879,572)
Horizon Pharma PLC	(68,300)	(1,317,507)
Hudson Pacific Properties, Inc.	(2,098)	(70,933)
Huntington Ingalls Industries, Inc.	(666)	(114,938)
Illumina, Inc.	(14,447)	(2,403,258)
Integra LifeSciences Holdings Corp.	(10,012)	(843,711)
Integrated Device Technology, Inc.	(17,856)	(392,653)
Interactive Brokers Group, Inc., Class A	(1,182)	(41,181)
Knight Transportation, Inc.	(112,450)	(3,354,384)
Lennar Corp.	(11,575)	(541,710)
Liberty Broadband Corp.	(32,074)	(2,030,605)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
M&T Bank Corp.	(8,391)	$(961,273)
Madison Square Garden Co.	(20,176)	(3,687,971)
Medicines Co.	(46,630)	(1,823,699)
Microsemi Corp.	(42,164)	(1,644,396)
Netflix, Inc.	(19,664)	(1,794,340)
New Residential Investment Corp.	(146,210)	(1,998,691)
New York Community Bancorp, Inc.	(8,494)	(122,738)
Newfield Exploration Co.	(1,360)	(58,888)
NRG Energy, Inc.	(9,403)	(130,138)
Olin Corp.	(154,299)	(3,224,849)
OneMain Holdings, Inc.	(71,272)	(2,055,484)
ONEOK, Inc.	(10,023)	(448,930)
PacWest Bancorp	(4,961)	(205,137)
Pandora Media, Inc.	(130,396)	(1,773,386)
Parsley Energy, Inc., Class A	(130,707)	(3,726,457)
Physicians Realty Trust	(230,471)	(5,005,830)
Post Holdings, Inc.	(24,747)	(2,144,822)
Public Service Enterprise Group, Inc.	(21,821)	(1,003,984)
PulteGroup, Inc.	(14,567)	(308,529)
PVH Corp.	(2,359)	(238,401)
QTS Realty Trust, Inc., Class A	(57,634)	(3,299,546)
Radian Group, Inc.	(34,290)	(442,341)
Regal Entertainment Group	(11,391)	(267,916)
Research Holdings, Inc.	(1,564)	(69,614)
Rowan Cos. PLC	(2,813)	(42,870)
RR Donnelley & Sons Co.	(32,967)	(590,769)
RSP Permian, Inc.	(25,411)	(913,525)
Santander Consumer USA Holdings, Inc.	(41,971)	(461,261)
Senior Housing Properties Trust	(127,971)	(2,842,236)
ServiceMaster Global Holdings, Inc.	(2,235)	(84,550)
Snyder’s-Lance, Inc.	(3,430)	(117,512)
Spirit Realty Capital, Inc.	(511,834)	(6,996,771)
SS&C Technologies Holdings, Inc.	(193,656)	(6,239,596)
Stericycle, Inc.	(1,304)	(117,712)
Sun Communities, Inc.	(77,777)	(6,156,050)
T-Mobile US, Inc.	(654)	(30,306)
Team Health Holdings, Inc.	(25,355)	(1,035,498)
Teleflex, Inc.	(1,732)	(312,297)
Thermo Fisher Scientific, Inc.	(2,247)	(356,913)
Torchmark Corp.	(15,457)	(956,325)
TransDigm Group, Inc.	(19,046)	(5,323,738)
TreeHouse Foods, Inc.	(63,403)	(6,542,556)
Tribune Media Co.	(8,543)	(316,518)
United Rentals, Inc.	(34,078)	(2,714,994)
United States Steel Corp.	(16,615)	(456,746)
Universal Health Services, Inc.	(2,484)	(321,753)
VEREIT, Inc.	(696,319)	(7,701,288)
Verisk Analytics, Inc., Class A	(117,987)	(10,061,931)
ViaSat, Inc.	(34,802)	(2,569,432)
WebMD Health Corp.	(14,405)	(878,849)
WEC Energy Group, Inc.	(6,413)	(416,268)
Wynn Resorts Ltd.	(19,966)	(1,955,670)
Yum! Brands, Inc.	(11,835)	(1,058,286)
Zebra Technologies Corp., Class A	(10,949)	(580,406)
Zendesk, Inc.	(968)	(29,272)
Zillow Group, Inc.	(77,363)	(3,036,498)
Zimmer Biomet Holdings, Inc.	(9,531)	(1,249,895)

		(280,417,830)
Total Reference Entity — Short		(299,383,936)
Net Value of Reference Entity — Goldman Sachs & Co.		50,167,146

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2016, expiration date 11/02/17:
	Shares	Value
Reference Entity — Long
Bermuda
Teekay Tankers Ltd., Class A	20,044	$59,130
Brazil
Cosan Ltd., Class A	29,151	194,729
Canada
Canadian Solar, Inc.	3,849	54,656
Shopify, Inc., Class A	283	9,698

		64,354
China
Sohu.com, Inc.	1,279	49,472
Israel
Check Point Software Technologies Ltd.	2,549	195,967
Tower Semiconductor Ltd.	5,713	77,012

		272,979
Netherlands
Aegon NV	3,694	15,109
Yandex NV	4,276	92,575

		107,684
Norway
Nordic American Tankers Ltd.	2,391	29,409
Panama
Banco Latinoamericano de Comercio Exterior SA	8,641	236,072
Spain
Atlantica Yield PLC	9,542	192,271
United Kingdom
Cardtronics PLC, Class A	4,400	193,556
Ferroglobe PLC	26,996	251,603
Liberty Global PLC LiLAC, Class A	1	34
Noble Corp. PLC	6,436	47,498
Travelport Worldwide Ltd.	4,693	63,308

		555,999
United States
ACCO Brands Corp.	5,119	57,538
Achillion Pharmaceuticals, Inc.	5,692	47,130
Aerojet Rocketdyne Holdings, Inc.	4,228	79,740
Alexion Pharmaceuticals, Inc.	441	56,713
Allstate Corp.	417	28,494
Alon USA Energy, Inc.	1,723	12,182
Altria Group, Inc.	558	37,777
AMC Entertainment Holdings, Inc., Class A	1,458	42,894
Amdocs Ltd.	954	55,675
Amicus Therapeutics, Inc.	22,930	154,090
Amplify Snack Brands, Inc.	1,905	27,165
Applied Materials, Inc.	2,164	56,892
Aqua America, Inc.	7,501	259,835
Arch Capital Group Ltd.	543	39,438
Atlas Air Worldwide Holdings, Inc.	776	33,546
Babcock & Wilcox Enterprises, Inc.	3,385	51,994
Bankrate, Inc.	23,589	188,004
Barnes & Noble, Inc.	3,545	46,369
Barracuda Networks, Inc.	7,538	166,439
Beneficial Bancorp, Inc.	2,599	35,242
Bio-Techne Corp.	3,508	394,369
Blackstone Mortgage Trust, Inc., Class A	1,329	38,554
Blue Buffalo Pet Products, Inc.	948	24,345
Bob Evans Farms, Inc.	2,615	96,180
BofI Holding, Inc.	3,257	54,783
Bottomline Technologies, Inc.	1,785	37,681

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Box, Inc., Class A	8,899	$103,673
Brinker International, Inc.	1,889	89,047
Bruker Corp.	15,822	394,284
Bunge Ltd.	2,263	148,996
Callaway Golf Co.	3,032	32,442
Callon Petroleum Co.	25,581	291,368
Care Capital Properties, Inc.	1,195	35,375
Carnival Corp.	10,909	509,668
CDW Corp.	1,072	46,021
Cempra, Inc.	2,829	50,837
CenterPoint Energy, Inc.	12,402	296,656
Chemical Financial Corp.	12,473	516,133
Chesapeake Lodging Trust	2,238	56,554
Cinemark Holdings, Inc.	5,306	199,506
Colfax Corp.	788	23,136
Comfort Systems USA, Inc.	1,850	56,203
CommScope Holding Co., Inc.	6,318	189,224
Communications Sales & Leasing, Inc.	1,387	43,108
Cooper Tire & Rubber Co.	7,237	238,749
Covanta Holding Corp.	20,484	328,154
CVR Energy, Inc.	11,872	175,706
CVS Health Corp.	14,588	1,352,599
Cynosure, Inc., Class A	3,360	184,666
Dean Foods Co.	10,372	191,467
DiamondRock Hospitality Co.	5,328	52,321
DigitalGlobe, Inc.	1,249	33,673
Donaldson Co., Inc.	853	30,841
Drew Industries, Inc.	2,358	216,016
East West Bancorp, Inc.	567	19,403
Euronet Worldwide, Inc.	5,092	388,316
Evercore Partners, Inc., Class A	551	27,919
FCB Financial Holdings, Inc., Class A	933	32,627
Ferro Corp.	5,135	66,550
Ford Motor Co.	152	1,924
Forest City Realty Trust, Inc., Class A	1,701	40,306
Fortive Corp.	512	24,684
Fortune Brands Home & Security, Inc.	12,599	797,139
Fresh Del Monte Produce, Inc.	1,840	104,604
Gaming and Leisure Properties, Inc.	1,510	54,103
Gartner, Inc.	2,884	289,121
Genomic Health, Inc.	5,037	146,224
Genpact Ltd.	1,896	50,756
Geo Group, Inc.	8,020	277,572
Gigamon, Inc.	1,083	50,598
Glacier Bancorp, Inc.	2,648	73,032
Gray Television, Inc.	7,081	70,102
Gulfport Energy Corp.	1,893	55,067
Hanesbrands, Inc.	1,071	28,553
Hanover Insurance Group, Inc.	883	72,706
Hasbro, Inc.	7,198	584,694
Hawaiian Electric Industries, Inc.	1,493	46,373
HEICO Corp.	449	31,210
Hope Bancorp, Inc.	3,164	48,631
Houghton Mifflin Harcourt Co.	709	12,018
Huntsman Corp.	1,601	24,747
ICU Medical, Inc.	266	31,038
IDEXX Laboratories, Inc.	3,270	306,693
II-VI, Inc.	9,301	186,950
Impax Laboratories, Inc.	922	28,969
Infinera Corp.	208	1,822
InfraREIT, Inc.	9,939	175,523
Installed Building Products, Inc.	5,329	190,938
Interval Leisure Group, Inc.	3,421	61,510
Invesco Mortgage Capital, Inc.	1,713	24,667
JetBlue Airways Corp.	4,431	81,220
John Bean Technologies Corp.	363	24,292

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	47

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
KAR Auction Services, Inc.	10,658	$455,843
KBR, Inc.	17,215	241,354
Knoll, Inc.	22,191	560,323
Kulicke & Soffa Industries, Inc.	4,643	58,316
La Quinta Holdings, Inc.	1,927	23,837
Lamar Advertising Co., Class A	6,360	431,590
Laredo Petroleum, Inc.	14,760	147,895
Liberty Interactive Corp QVC Group, Series A	4,789	128,393
Liberty Media Group, Class A	1,652	37,500
LifePoint Hospitals, Inc.	423	25,033
Lions Gate Entertainment Corp.	1,413	28,318
Luminex Corp.	17,076	365,939
Marathon Petroleum Corp.	591	23,240
Marcus & Millichap, Inc.	4,124	110,482
Markel Corp.	271	257,111
Masimo Corp.	886	46,896
Masonite International Corp.	1,137	79,397
MasterCard, Inc., Class A	2,237	213,052
Matador Resources Co.	14,144	298,297
Matson, Inc.	2,416	90,286
Maxim Integrated Products, Inc.	3,212	130,985
McDermott International, Inc.	20,344	105,382
Medivation, Inc.	550	35,194
Merrimack Pharmaceuticals, Inc.	9,639	55,906
Middleby Corp.	266	32,021
MRC Global, Inc.	1,864	24,661
MSG Networks, Inc., Class A	6,156	98,804
National Retail Properties, Inc.	3,350	178,086
New Senior Investment Group, Inc.	2,738	32,829
Noble Energy, Inc.	1,611	57,545
Northrop Grumman Corp.	145	31,411
Norwegian Cruise Line Holdings Ltd.	1,811	77,149
NVIDIA Corp.	593	33,854
NxStage Medical, Inc.	3,583	79,220
Oasis Petroleum, Inc.	11,520	87,552
Oil States International, Inc.	8,051	248,937
Ollie’s Bargain Outlet Holdings, Inc.	4,562	119,251
OPKO Health, Inc.	2,951	29,362
Outfront Media, Inc.	3,490	81,212
Paramount Group, Inc.	3,737	65,883
Paychex, Inc.	573	33,967
Penn National Gaming, Inc.	828	12,437
Pennsylvania Real Estate Investment Trust	1,677	42,663
Penske Automotive Group, Inc.	876	34,707
Perrigo Co. PLC	363	33,175
Platform Specialty Products Corp.	5,100	46,920
Portola Pharmaceuticals, Inc.	3,414	88,627
Prestige Brands Holdings, Inc.	598	31,993
Priceline Group, Inc.	27	36,237
Qorvo, Inc.	452	28,393
Quality Systems, Inc.	12,334	151,461
Rackspace Hosting, Inc.	3,683	86,293
Raytheon Co.	221	30,836
RealPage, Inc.	5,273	132,616
Reinsurance Group of America, Inc.	7,570	751,322
Rogers Corp.	423	28,950
Rollins, Inc.	27,174	765,763
Royal Gold, Inc.	749	63,320
Rubicon Project, Inc.	5,306	74,921
Scorpio Tankers, Inc.	15,638	74,437
Seres Therapeutics, Inc.	2,462	26,934
Shake Shack, Inc., Class A	696	27,847
Sinclair Broadcast Group, Inc., Class A	2,186	60,814
Sirius XM Holdings, Inc.	13,861	60,850
Six Flags Entertainment Corp.	811	45,732
Sovran Self Storage, Inc.	2,618	268,005

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Stanley Black & Decker, Inc.	840	$102,228
Steven Madden Ltd.	747	26,160
Target Corp.	329	24,766
Tessera Technologies, Inc.	3,608	115,961
Tile Shop Holdings, Inc.	24	409
TJX Cos., Inc.	6,343	518,350
TopBuild Corp.	11,497	434,127
TRI Pointe Group, Inc.	40,471	544,335
Ultimate Software Group, Inc.	654	136,751
United Community Banks, Inc.	16,180	311,303
Unum Group	4,215	140,823
Vector Group Ltd.	19,697	435,107
Virtusa Corp.	2,860	77,792
Visteon Corp.	935	65,534
VWR Corp.	1,410	44,161
WageWorks, Inc.	2,995	185,121
Washington Real Estate Investment Trust	732	25,100
Web.com Group, Inc.	7,489	141,243
Wendy’s Co.	3,662	35,375
Westlake Chemical Corp.	2,406	110,050
Whole Foods Market, Inc.	1,246	38,014
Wintrust Financial Corp.	2,012	106,234
WR Grace & Co.	551	41,253
Xcel Energy, Inc.	10,581	465,352
Xylem, Inc.	4,081	195,113
Zebra Technologies Corp., Class A	864	45,801

		25,176,122
Total Reference Entity — Long		26,938,221

Reference Entity — Short
Bermuda
Marvell Technology Group Ltd.	(21,369)	(251,086)
Validus Holdings Ltd.	(1,101)	(54,422)

		(305,508)
China
China Biologic Products, Inc.	(402)	(47,991)
Ireland
AerCap Holdings NV	(4,871)	(177,840)
Medtronic PLC	(2,921)	(255,967)
Prothena Corp. PLC	(2,228)	(122,652)

		(556,459)
Italy
Ferrari NV	(2,823)	(127,515)
Netherlands
ASML Holding NV	(6,684)	(732,700)
Wright Medical Group NV	(5,908)	(129,562)

		(862,262)
Puerto Rico
Popular, Inc.	(8,742)	(294,518)
Switzerland
Garmin Ltd.	(5,396)	(293,165)
Luxoft Holding, Inc.	(4,562)	(268,793)

		(561,958)
United Kingdom
Ensco PLC, Class A	(2,670)	(24,484)
LivaNova PLC	(3,082)	(160,418)
Michael Kors Holdings Ltd.	(5,545)	(286,787)

		(471,689)

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States
ABM Industries, Inc.	(573)	$(21,321)
ACI Worldwide, Inc.	(3,587)	(71,058)
Advanced Drainage Systems, Inc.	(2,854)	(76,230)
Alcoa, Inc.	(17,432)	(185,128)
Alder Biopharmaceuticals, Inc.	(1,174)	(37,685)
AMAG Pharmaceuticals, Inc.	(6,317)	(167,590)
American Airlines Group, Inc.	(13,539)	(480,634)
American Express Co.	(1,722)	(111,000)
Analogic Corp.	(4,623)	(388,424)
Applied Industrial Technologies, Inc.	(4,989)	(234,234)
Ascena Retail Group, Inc.	(3,583)	(29,130)
Ashland, Inc.	(73)	(8,266)
Associated Banc-Corp	(33,943)	(631,340)
Astronics Corp.	(677)	(25,909)
Atmos Energy Corp.	(6,621)	(528,290)
Automatic Data Processing, Inc.	(410)	(36,469)
AutoNation, Inc.	(3,334)	(177,869)
Balchem Corp.	(4,877)	(311,494)
Big Lots, Inc.	(3,698)	(196,660)
Boston Beer Co., Inc.	(2,817)	(515,173)
Buckle, Inc.	(2,311)	(63,298)
Builders FirstSource, Inc.	(1,473)	(18,987)
Calavo Growers, Inc.	(451)	(29,667)
Capitol Federal Financial, Inc.	(1,264)	(17,911)
Capstead Mortgage Corp.	(2,738)	(27,243)
Catalent, Inc.	(11,700)	(298,818)
Chevron Corp.	(1,673)	(171,449)
CIRCOR International, Inc.	(5,141)	(292,729)
Columbia Banking System, Inc.	(6,585)	(199,657)
Community Health Systems, Inc.	(3,496)	(44,644)
Cotiviti Holdings, Inc.	(2,362)	(57,019)
Credit Acceptance Corp.	(201)	(36,315)
Cullen/Frost Bankers, Inc.	(8,738)	(593,223)
CVB Financial Corp.	(6,152)	(101,200)
Dana Holding Corp.	(5,697)	(77,707)
Darling International, Inc.	(4,827)	(76,170)
Denbury Resources, Inc.	(8,759)	(25,401)
Depomed, Inc.	(6,029)	(114,370)
Energizer Holdings, Inc.	(327)	(16,850)
EW Scripps Co.	(2,248)	(38,126)
FireEye, Inc.	(2,565)	(44,682)
First Citizens BancShares, Inc., Class A	(1,506)	(391,229)
Gap, Inc.	(8,462)	(218,235)
GATX Corp.	(5,204)	(232,775)
Generac Holdings, Inc.	(10,420)	(393,772)
Genesee & Wyoming, Inc., Class A	(2,091)	(135,392)
Gramercy Property Trust	(22,253)	(222,307)
Grand Canyon Education, Inc.	(2,374)	(99,850)
Granite Construction, Inc.	(1,872)	(93,188)
HB Fuller Co.	(2,059)	(95,867)
Hilltop Holdings, Inc.	(2,702)	(58,850)
Hospitality Properties Trust	(5,507)	(175,728)
Howard Hughes Corp.	(1,020)	(121,849)
Inogen, Inc.	(2,989)	(160,629)
Interactive Intelligence Group, Inc.	(3,264)	(176,093)
Intercept Pharmaceuticals, Inc.	(165)	(28,550)
Ionis Pharmaceuticals, Inc.	(8,194)	(239,183)
Ironwood Pharmaceuticals, Inc.	(9,451)	(133,543)
iStar Financial, Inc.	(21,359)	(221,279)
J&J Snack Foods Corp.	(6,273)	(762,860)
Janus Capital Group, Inc.	(8,988)	(135,719)
KLX, Inc.	(2,895)	(93,508)
Knight Transportation, Inc.	(4,849)	(144,646)
Liberty TripAdvisor Holdings, Inc.	(2,563)	(60,666)
Mack-Cali Realty Corp.	(3,079)	(86,828)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
ManTech International Corp.	(7,537)	$(297,787)
Matthews International Corp., Class A	(7,083)	(425,759)
MAXIMUS, Inc.	(2,156)	(127,032)
MDU Resources Group, Inc.	(7,387)	(177,657)
Mercury General Corp.	(11,642)	(644,618)
Minerals Technologies, Inc.	(88)	(5,743)
Mobile Mini, Inc.	(6,725)	(218,630)
Monogram Residential Trust, Inc.	(14,139)	(151,429)
Moody’s Corp.	(2,085)	(221,031)
Moog, Inc., Class A	(3,448)	(189,881)
MSC Industrial Direct Co., Inc.	(16,604)	(1,192,665)
Mueller Industries, Inc.	(2,639)	(89,832)
Murphy Oil Corp.	(20,012)	(548,929)
Nabors Industries Ltd.	(8,954)	(80,586)
Neenah Paper, Inc.	(841)	(63,437)
Nektar Therapeutics	(460)	(7,953)
Neogen Corp.	(700)	(38,605)
Northwest Bancshares, Inc.	(5,101)	(76,056)
NorthWestern Corp.	(16,960)	(1,030,150)
Novavax, Inc.	(4,384)	(32,091)
NOW, Inc.	(2,396)	(43,871)
NRG Energy, Inc.	(8,103)	(112,145)
Olin Corp.	(1,845)	(38,560)
ONE Gas, Inc.	(1,128)	(73,275)
ONEOK, Inc.	(4,536)	(203,167)
Patterson-UTI Energy, Inc.	(8,033)	(155,760)
Piedmont Office Realty Trust, Inc.	(8,883)	(194,893)
PNM Resources, Inc.	(11,249)	(386,516)
Polaris Industries, Inc.	(5,597)	(552,704)
PRA Group, Inc.	(1,739)	(48,449)
Progress Software Corp.	(13,044)	(379,059)
Prosperity Bancshares, Inc.	(1,523)	(77,810)
PulteGroup, Inc.	(2,484)	(52,611)
Pure Storage, Inc., Class A	(3,831)	(48,271)
Radius Health, Inc.	(7,917)	(373,049)
Rambus, Inc.	(32,455)	(438,792)
Regal Entertainment Group	(23,949)	(563,280)
Restoration Hardware Holdings, Inc.	(1,445)	(44,520)
Rowan Cos. PLC	(5,849)	(89,139)
ScanSource, Inc.	(1,540)	(63,186)
Seagate Technology PLC	(11,678)	(374,046)
Simmons First National Corp., Class A	(3,767)	(173,094)
Sonoco Products Co.	(1,332)	(67,839)
Spirit Realty Capital, Inc.	(3,648)	(49,868)
Standex International Corp.	(3,437)	(305,206)
Taubman Centers, Inc.	(650)	(52,598)
Teradyne, Inc.	(238)	(4,700)
Terex Corp.	(6,686)	(161,400)
Tiffany & Co.	(3,132)	(202,077)
TripAdvisor, Inc.	(2,229)	(155,963)
Triumph Group, Inc.	(3,265)	(100,660)
UGI Corp.	(5,364)	(242,775)
UniFirst Corp.	(240)	(28,051)
United Bankshares, Inc.	(4,428)	(169,592)
United Rentals, Inc.	(565)	(45,014)
US Ecology, Inc.	(2,450)	(110,985)
VASCO Data Security International, Inc.	(1,578)	(26,368)
ViaSat, Inc.	(1,561)	(115,249)
Virtus Investment Partners, Inc.	(1,933)	(162,933)
Watsco, Inc.	(3,048)	(439,034)
Wilshire Bancorp, Inc.	(6,793)	(72,957)

		(23,681,253)
Total Reference Entity — Short		(26,909,153)
Net Value of Reference Entity — Goldman Sachs & Co.		29,068

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	49

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2016, expiration dates 4/13/17:
	Shares	Value
Reference Entity — Long
Australia
BHP Billiton Ltd.	519,540	$7,700,715
Blackmores Ltd.	1,656	197,836
Caltex Australia Ltd.	316,967	8,015,794
Flight Centre Travel Group Ltd.	11,075	271,412
Iluka Resources Ltd.	16,498	88,731
JB Hi-Fi Ltd.	148,495	2,929,932
Northern Star Resources Ltd.	727,859	2,974,889
Orora Ltd.	1,354,476	2,967,621
OZ Minerals Ltd.	198,183	970,320
Platinum Asset Management Ltd.	233,465	1,075,720
Qantas Airways Ltd.	1,170,350	2,809,934
Rio Tinto Ltd.	11,605	442,861
South32 Ltd.	261,093	368,163
St Barbara Ltd.	259,039	604,380
Sydney Airport	523,420	3,014,204

		34,432,512
Austria
Andritz AG	772	39,361
Raiffeisen Bank International AG	2,134	28,157
Vienna Insurance Group AG	79,063	1,567,907

		1,635,425
Belgium
Anheuser-Busch InBev SA	24,069	3,109,526
Proximus	133,331	4,162,040
Telenet Group Holding NV	22,160	1,050,972

		8,322,538
Canada
Air Canada	280,967	1,934,587
Bank of Nova Scotia	134,672	6,839,582
Barrick Gold Corp.	264,945	5,785,304
Canadian Imperial Bank of Commerce	257,873	19,590,566
Canfor Corp.	24,134	286,506
Dollarama, Inc.	46,656	3,449,753
Domtar Corp.	180,343	7,102,391
Enerplus Corp.	260,987	1,555,148
First Quantum Minerals Ltd.	40,574	350,845
Gibson Energy, Inc.	81,922	934,889
Home Capital Group, Inc.	16,780	357,024
Kinross Gold Corp.	201,206	1,040,203
Maple Leaf Foods, Inc.	12,719	289,518
Toronto-Dominion Bank	6,516	283,916
Yamana Gold, Inc.	24,411	139,662

		49,939,894
Denmark
NKT Holding A/S	15,652	808,068
Novo Nordisk A/S, Class B	86,013	4,891,239

		5,699,307
Finland
Kone OYJ, Class B	259,838	13,165,712
France
Air France-KLM	186,280	1,080,501
AXA SA	31,187	634,729
Electricite de France SA	2,819	36,898
Engie SA	429,402	7,067,768
Faurecia	22,340	881,106
Klepierre	640	30,689
Natixis SA	12,120	49,977

	Shares	Value
Reference Entity — Long (continued)
France (continued)
Orange SA	4,338	$66,325
Peugeot SA	478,494	7,227,132
Thales SA	78,202	7,122,609
Valeo SA	236,018	12,107,991
Vallourec SA	24,291	88,532
Veolia Environnement SA	47,071	1,043,231

		37,437,488
Germany
Beiersdorf AG	1,443	135,570
Brenntag AG	1,096	54,445
Deutsche Telekom AG, Registered Shares	29,846	507,757
E.ON SE	38,698	415,031
Evonik Industries AG	176,739	5,513,132
Hochtief AG	147,214	19,305,599
Kloeckner & Co. SE	213,263	2,859,293
Lanxess AG	5,595	264,361
OSRAM Licht AG	33,580	1,747,077
Wirecard AG	19,028	885,383

		31,687,648
Hong Kong
BOC Hong Kong Holdings Ltd.	308,500	1,015,735
Champion REIT	338,000	195,354
Chow Tai Fook Jewellery Group Ltd.	432,600	334,063
CLP Holdings Ltd.	1,708,000	17,800,591
Guotai Junan International Holdings Ltd.	120,000	40,435
Henderson Land Development Co. Ltd.	6,000	35,815
HKT Trust & HKT Ltd.	765,000	1,208,870
Hutchison Telecommunications Hong Kong Holdings Ltd.	842,000	308,511
Kerry Properties Ltd.	345,500	947,502
Li & Fung Ltd.	2,140,000	1,072,183
New World Development Co. Ltd.	323,000	376,423
Sino Land Co. Ltd.	150,000	268,388
Sun Hung Kai Properties Ltd.	161,000	2,310,100
WH Group Ltd.	289,000	228,225
Xinyi Glass Holdings Ltd.	40,000	30,614

		26,172,809
Ireland
Glanbia PLC	105,694	2,035,296
Italy
A2A SpA	2,228,468	3,165,646
Autogrill SpA	262,073	2,281,551
Recordati SpA	56,323	1,827,997

		7,275,194
Japan
Adastria Holdings Co. Ltd.	35,900	1,118,320
Advance Residence Investment Corp.	363	1,010,848
Aeon Mall Co. Ltd.	20,000	268,699
Ajinomoto Co., Inc.	1,900	48,501
ANA Holdings, Inc.	46,000	131,309
Asahi Group Holdings Ltd.	74,100	2,515,492
ASKUL Corp.	5,500	189,224
Astellas Pharma, Inc.	919,700	15,323,791
Calsonic Kansei Corp.	128,000	984,720
Canon Marketing Japan, Inc.	24,900	427,901
Central Japan Railway Co.	3,600	669,144
Chiyoda Corp.	46,000	322,629
Chubu Electric Power Co., Inc.	2,700	39,667
COLOPL, Inc.	109,000	1,629,309
Daiichi Sankyo Co. Ltd.	113,700	2,711,340
Daikyo, Inc.	1,822,000	3,193,952
Daito Trust Construction Co. Ltd.	46,300	7,774,682

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Eisai Co. Ltd.	34,800	$2,034,807
Fuji Heavy Industries Ltd.	25,400	970,401
Fujitsu General Ltd.	244,000	5,712,314
Glory Ltd.	57,000	1,581,785
Gree, Inc.	521,800	2,635,521
GungHo Online Entertainment, Inc.	1,408,200	3,176,690
Gunma Bank Ltd.	80,000	322,546
Haseko Corp.	101,000	1,061,393
Hitachi Transport System Ltd.	2,600	50,684
Hoya Corp.	120,200	4,264,796
Iida Group Holdings Co. Ltd.	100,900	1,997,601
Itochu Techno-Solutions Corp.	11,300	271,332
J. Front Retailing Co. Ltd.	61,700	711,973
Japan Airport Terminal Co. Ltd.	2,500	110,130
Japan Aviation Electronics Industry Ltd.	19,000	279,457
Japan Tobacco, Inc.	1,400	54,600
Joyo Bank Ltd.	248,000	969,082
K’s Holdings Corp.	65,600	1,212,542
Kakaku.com, Inc.	46,700	968,871
Kaken Pharmaceutical Co. Ltd.	14,600	965,447
Kandenko Co. Ltd.	15,000	147,019
Kao Corp.	43,600	2,347,999
Kewpie Corp.	11,000	338,705
Kinden Corp.	141,700	1,710,343
Lintec Corp.	35,200	745,178
Lion Corp.	5,000	75,824
Maeda Road Construction Co. Ltd.	98,000	1,855,384
Matsumotokiyoshi Holdings Co. Ltd.	43,900	1,935,835
Miraca Holdings, Inc.	7,200	331,631
Mitsubishi Estate Co. Ltd.	35,000	650,915
Mitsubishi Tanabe Pharma Corp.	134,100	2,503,282
Mitsui Fudosan Co. Ltd.	7,000	151,520
Mixi, Inc.	4,900	175,533
Morinaga & Co. Ltd.	160,000	1,055,290
MS&AD Insurance Group Holdings, Inc.	52,500	1,512,616
Murata Manufacturing Co. Ltd.	1,000	122,102
Nagase & Co. Ltd.	100,700	1,171,921
Nexon Co. Ltd.	28,300	419,545
Nikon Corp.	91,500	1,292,965
Nippon Building Fund, Inc.	8	49,226
Nippon Shokubai Co. Ltd.	49,600	3,119,559
Nippon Telegraph & Telephone Corp.	236,600	11,243,174
Nitori Holdings Co. Ltd.	6,300	783,547
Nomura Real Estate Holdings, Inc.	69,800	1,203,781
NS Solutions Corp.	5,600	105,724
NTT DoCoMo, Inc.	424,700	11,536,694
Osaka Gas Co. Ltd.	409,000	1,650,659
Panasonic Corp.	3,200	31,195
Penta-Ocean Construction Co. Ltd.	85,800	521,696
Pola Orbis Holdings, Inc.	9,900	974,540
Sanrio Co. Ltd.	30,300	537,649
Secom Co. Ltd.	3,800	286,256
Seino Holdings Co Ltd.	182,300	1,856,521
Seven Bank Ltd.	1,087,300	3,714,406
Sharp Corp.	74,000	66,092
Shin-Etsu Chemical Co. Ltd.	1,000	68,566
SKY Perfect JSAT Holdings, Inc.	100,600	443,373
Start Today Co. Ltd.	56,500	2,692,512
Sumitomo Real Estate Sales Co. Ltd.	32,300	690,616
Sumitomo Realty & Development Co. Ltd.	2,000	54,141
Sundrug Co. Ltd.	7,800	676,623
Tadano Ltd.	208,100	2,007,841
Taiyo Nippon Sanso Corp.	4,100	39,464
Tokai Rika Co. Ltd.	104,800	1,989,122
Tokyo Gas Co. Ltd.	2,513,000	10,697,599

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Tokyu Fudosan Holdings Corp.	129,900	$768,628
TonenGeneral Sekiyu KK	308,000	2,782,532
Toppan Forms Co. Ltd.	86,200	951,219
Toppan Printing Co. Ltd.	15,000	132,300
Trend Micro, Inc.	12,500	453,869
TS Tech Co. Ltd.	15,300	348,375
Tsuruha Holdings, Inc.	300	34,114
United Arrows Ltd.	7,200	200,672
Yakult Honsha Co. Ltd.	19,300	921,712
Yamato Kogyo Co. Ltd.	19,300	544,950
Zeon Corp.	260,000	2,145,547

		152,579,601
Luxembourg
Regus PLC	826,933	3,341,520
Netherlands
Koninklijke Ahold NV	58,387	1,393,755
Philips Lighting NV	18,384	470,363

		1,864,118
New Zealand
Contact Energy Ltd.	347,648	1,357,121
Norway
Telenor ASA	162,184	2,715,212
Singapore
CapitaLand Commercial Trust Ltd.	161,200	181,483
ComfortDelGro Corp. Ltd.	1,210,900	2,560,307
Genting Singapore PLC	55,000	32,380
SATS Ltd.	18,100	59,020
Singapore Airlines Ltd.	226,800	1,859,026
Venture Corp. Ltd.	257,600	1,711,780

		6,403,996
Spain
Abertis Infraestructuras SA	29,328	461,366
ACS Actividades de Construccion y Servicios SA	70,814	2,030,621
Atresmedia Corp. de Medios de Comunicaion S.A.	34,221	358,387
Banco Popular Espanol SA	1,825,549	2,556,978
Bankia SA	156,358	119,993
Ebro Foods SA	99,010	2,258,210
Endesa SA	137,521	2,888,929
Gas Natural SDG SA	75,440	1,560,454
Mediaset Espana Comunicacion SA	878,016	10,091,168
Melia Hotels International SA	49,664	589,234

		22,915,340
Sweden
Axfood AB	352,646	6,336,977
Boliden AB	71,114	1,565,226
Castellum AB	25,032	378,587
Electrolux AB, Class B	227,384	6,160,341
Fabege AB	168,812	3,013,911
ICA Gruppen AB	19,528	653,373
Intrum Justitia AB	233,043	7,481,898
Sandvik AB	28,473	305,081
Skanska AB, Class B	6,441	136,926
Telefonaktiebolaget LM Ericsson, Class B	756,374	5,640,570

		31,672,890
Switzerland
Banque Cantonale Vaudoise, Registered Shares	3,549	2,402,358
Coca-Cola HBC AG	151,255	3,127,103
Galenica AG	2,569	3,311,060
GAM Holding AG	163,508	1,795,392
Glencore PLC	91,820	226,623
Kuehne & Nagel International AG, Registered Shares	45,601	6,396,273

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	51

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Switzerland (continued)
Logitech International SA, Registered Shares	393,967	$7,864,741
Lonza Group AG, Registered Shares	64,026	12,057,396
Nestle SA, Registered Shares	7,370	590,725
STMicroelectronics NV	270,101	1,975,082
Straumann Holding AG, Registered Shares	4,273	1,631,334

		41,378,087
United Kingdom
Anglo American PLC	97,902	1,072,238
Beazley PLC	132,455	693,820
Booker Group PLC	825,271	1,899,946
British American Tobacco PLC	45,789	2,922,474
Carnival PLC	90,993	4,376,796
Centrica PLC	260,773	831,745
Direct Line Insurance Group PLC	124,353	575,392
Domino’s Pizza Group PLC	529,750	2,782,108
DS Smith PLC	591,243	3,066,353
IG Group Holdings PLC	3,546	41,536
IMI PLC	14,067	199,585
Inchcape PLC	469,454	4,185,803
Intertek Group PLC	281,010	13,481,861
Intu Properties PLC	1,186,980	4,706,772
Jupiter Fund Management PLC	803,801	4,495,477
Mondi PLC	236,616	4,788,445
Moneysupermarket.com Group PLC	187,068	738,981
National Grid PLC	362,071	5,191,672
Qinetiq Group PLC	3,193,963	9,484,274
Rightmove PLC	16,866	904,197
Sage Group PLC	258,667	2,439,075
Spirax-Sarco Engineering PLC	43,341	2,283,318
Standard Life PLC	27,381	109,621
Vedanta Resources PLC	184,085	1,399,389
WH Smith PLC	73,007	1,477,919

		74,148,797
Total Reference Entity — Long		556,180,505

Reference Entity — Short
Australia
ALS Ltd.	(207,680)	(806,296)
Alumina Ltd.	(1,082,327)	(1,094,322)
Ansell Ltd.	(7,014)	(103,346)
APA Group	(1,280,425)	(9,469,085)
BlueScope Steel Ltd.	(66,130)	(426,624)
carsales.com Ltd.	(17,325)	(167,534)
Computershare Ltd.	(448,790)	(3,030,218)
Domino’s Pizza Enterprises Ltd.	(14,864)	(851,574)
Evolution Mining Ltd.	(24,911)	(54,516)
Incitec Pivot Ltd.	(1,478,714)	(3,237,627)
Macquarie Group Ltd.	(46,228)	(2,617,295)
Ramsay Health Care Ltd.	(2,228)	(133,470)
Vocus Communications Ltd.	(210,498)	(1,431,435)

		(23,423,342)
Canada
Amaya, Inc.	(12,655)	(195,885)
Bombardier, Inc.	(265,871)	(399,117)
Brookfield Asset Management, Inc., Class A	(16,404)	(566,504)
Canadian Western Bank	(1,387)	(26,791)
Concordia International Corp.	(71,951)	(1,256,449)
Corus Entertainment, Inc., — B Shares	(304,042)	(3,003,976)
Cott Corp.	(416,278)	(6,204,396)
Detour Gold Corp.	(2,013)	(52,636)
DH Corp.	(298,965)	(7,384,537)

	Shares	Value
Reference Entity — Short (continued)
Canada (continued)
Element Financial Corp.	(677,062)	$(7,270,256)
Empire Co. Ltd.	(2,312)	(36,807)
Fairfax Financial Holdings Ltd.	(16,620)	(8,910,632)
First Majestic Silver Corp.	(4,834)	(83,822)
Hudson’s Bay Co.	(49,074)	(616,784)
Hydro One Ltd.	(378,081)	(7,508,628)
IGM Financial, Inc.	(30,196)	(840,210)
Linamar Corp.	(2,978)	(118,217)
Loblaw Cos. Ltd.	(3,529)	(196,850)
MacDonald Dettwiler & Associates Ltd.	(75,984)	(4,983,931)
Manitoba Telecom Services, Inc.	(217,757)	(6,432,725)
New Flyer Industries, Inc.	(87,017)	(2,762,497)
Norbord, Inc.	(90,382)	(2,277,462)
Northland Power, Inc.	(279,570)	(5,252,443)
PrairieSky Royalty Ltd.	(1,981)	(38,553)
Premium Brands Holdings Corp.	(11,354)	(489,849)
Pretium Resources, Inc.	(70,651)	(839,273)
Raging River Exploration, Inc.	(3,365)	(26,675)
Restaurant Brands International, Inc.	(2,607)	(116,648)
Seven Generations Energy Ltd.	(124,497)	(2,612,659)
Shaw Communications, Inc.	(4,227)	(85,728)
Silver Wheaton Corp.	(130,486)	(3,642,795)
Torex Gold Resources, Inc.	(6,568)	(136,225)
Toromont Industries Ltd.	(1,131)	(33,956)
Veresen, Inc.	(21,661)	(183,322)

		(74,587,238)
Denmark
AP Moeller — Maersk A/S	(2,695)	(3,661,180)
FLSmidth & Co. A/S	(15,233)	(612,525)
Jyske Bank A/S	(171,969)	(7,150,722)
William Demant Holding A/S	(181,040)	(3,696,873)

		(15,121,300)
Finland
Nokian Renkaat OYJ	(115,598)	(4,297,348)
France
Bureau Veritas SA	(237,320)	(5,157,650)
Eiffage SA	(3,462)	(266,177)
Ingenico Group SA	(6,396)	(701,209)
Publicis Groupe SA	(1)	(75)

		(6,125,111)
Germany
Alstria Office REIT-AG	(34,466)	(479,993)
Axel Springer SE	(54,107)	(2,965,470)
Bayerische Motoren Werke AG	(144,610)	(12,006,856)
CTS Eventim AG & Co. KGaA	(16,388)	(570,499)
Deutsche Annington Immobilien SE	(332,293)	(13,174,535)
ElringKlinger AG	(121,026)	(2,207,266)
Fraport AG Frankfurt Airport Services Worldwide	(28,085)	(1,535,997)
GEA Group AG	(71,935)	(3,840,898)
Merck KGaA	(96,788)	(10,688,872)
Symrise AG	(95,465)	(6,731,510)
ThyssenKrupp AG	(80,490)	(1,845,839)
Volkswagen AG	(59,631)	(8,389,680)

		(64,437,415)
Hong Kong
ASM Pacific Technology Ltd.	(3,600)	(26,798)
CK Hutchison Holdings Ltd.	(5,500)	(64,465)
Esprit Holdings Ltd.	(230,500)	(185,073)
Jardine Matheson Holdings Ltd.	(129,400)	(7,695,995)
Melco International Development Ltd.	(1,057,000)	(1,087,063)

		(9,059,394)

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Ireland
CRH PLC	(17)	$(519)
Italy
Azimut Holding SpA	(2,323)	(36,581)
EXOR SpA	(53,788)	(2,098,863)
Finmeccanica SpA	(14,562)	(166,351)
Intesa Sanpaolo SpA	(332,868)	(734,526)
Snam SpA	(763,017)	(4,416,780)
Terna Rete Elettrica Nazionale SpA	(456,514)	(2,486,772)
Unipol Gruppo Finanziario SpA	(46,768)	(129,864)
UnipolSai SpA	(103,892)	(174,303)
Yoox SpA	(89,617)	(2,511,907)

		(12,755,947)
Japan
Acom Co. Ltd.	(1,525,900)	(7,218,466)
Advantest Corp.	(44,900)	(595,532)
Aeon Co. Ltd.	(43,300)	(622,185)
Aiful Corp.	(20,400)	(61,065)
Aisin Seiki Co. Ltd.	(12,600)	(575,777)
Azbil Corp.	(9,400)	(283,705)
Coca-Cola East Japan Co. Ltd.	(24,300)	(468,933)
Cosmo Energy Holdings Co. Ltd.	(14,800)	(163,008)
Daifuku Co. Ltd.	(5,600)	(117,668)
Daiwa Securities Group, Inc.	(70,000)	(392,867)
Dena Co. Ltd.	(20,300)	(519,036)
Dentsu, Inc.	(16,600)	(793,059)
Disco Corp.	(25,900)	(2,654,286)
DMG Mori Seiki Co. Ltd.	(817,000)	(8,483,184)
Ebara Corp.	(329,000)	(1,789,233)
FANUC Corp.	(8,600)	(1,437,989)
Fast Retailing Co. Ltd.	(4,400)	(1,419,911)
Furukawa Electric Co. Ltd.	(276,000)	(720,640)
GMO internet, Inc.	(3,100)	(40,140)
Hamamatsu Photonics KK	(76,400)	(2,242,973)
HIS Co. Ltd.	(37,100)	(988,196)
Hitachi Kokusai Electric, Inc.	(10,200)	(163,040)
Hitachi Metals Ltd.	(4,500)	(50,008)
Horiba Ltd.	(10,800)	(505,379)
Ichigo, Inc.	(408,200)	(1,782,664)
IHI Corp.	(33,000)	(91,822)
Invincible Investment Corp.	(1,253)	(844,067)
Isuzu Motors Ltd.	(350,100)	(4,532,088)
ITOCHU Corp.	(44,300)	(502,267)
Japan Real Estate Investment Corp.	(158)	(955,206)
Japan Steel Works Ltd.	(227,000)	(1,015,481)
JGC Corp.	(57,900)	(847,637)
Kajima Corp.	(245,000)	(1,810,996)
Kansai Paint Co. Ltd.	(153,600)	(3,216,657)
Kawasaki Kisen Kaisha Ltd.	(2,244,000)	(5,508,068)
Keyence Corp.	(9,600)	(6,771,584)
Koito Manufacturing Co. Ltd.	(20,400)	(1,007,292)
Kumagai Gumi Co. Ltd.	(369,000)	(1,228,233)
Kyoritsu Maintenance Co. Ltd.	(2,000)	(146,324)
Maeda Corp.	(17,000)	(154,419)
Makita Corp.	(151,600)	(10,665,907)
Maruichi Steel Tube Ltd.	(59,600)	(2,201,895)
McDonald’s Holdings Co. Japan Ltd.	(205,300)	(6,294,179)
MISUMI Group, Inc.	(485,400)	(8,915,305)
Mitsubishi Heavy Industries Ltd.	(158,000)	(671,658)
Mitsui Mining & Smelting Co. Ltd.	(18,000)	(34,161)
MonotaRO Co. Ltd.	(187,700)	(5,456,838)
Nabtesco Corp.	(119,900)	(3,225,221)
Next Co. Ltd.	(230,600)	(2,221,801)
Nidec Corp.	(24,900)	(2,259,452)
Nifco, Inc.	(4,700)	(263,959)

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Nihon Kohden Corp.	(69,600)	$(1,927,302)
Nippon Shinyaku Co. Ltd.	(600)	(32,889)
Nisshin Steel Co. Ltd.	(118,700)	(1,471,805)
Nitto Denko Corp.	(6,000)	(402,125)
NTN Corp.	(94,000)	(302,220)
Oki Electric Industry Co. Ltd.	(533,000)	(724,585)
Ono Pharmaceutical Co. Ltd.	(1,300)	(46,758)
Orix JREIT, Inc.	(27)	(49,801)
OSG Corp.	(61,300)	(1,021,219)
Resorttrust, Inc.	(2,700)	(61,101)
Sawai Pharmaceutical Co. Ltd.	(13,400)	(1,063,319)
SCREEN Holdings Co. Ltd.	(170,000)	(2,013,772)
Shimano, Inc.	(1,000)	(156,391)
Sojitz Corp.	(2,314,700)	(5,577,022)
Sony Corp.	(29,800)	(978,241)
Sumco Corp.	(130,300)	(967,793)
Sysmex Corp.	(500)	(34,762)
Taisho Pharmaceutical Holdings Co. Ltd.	(38,900)	(4,259,339)
TDK Corp.	(5,700)	(349,731)
THK Co. Ltd.	(184,900)	(3,653,177)
Topcon Corp.	(150,000)	(1,434,787)
Toshiba Corp.	(910,000)	(2,353,273)
TOTO Ltd.	(2,600)	(111,422)
Toyo Seikan Group Holdings Ltd.	(47,300)	(921,513)
Toyobo Co. Ltd.	(31,000)	(58,528)
Toyota Industries Corp.	(40,100)	(1,799,905)
Ulvac, Inc.	(50,600)	(1,567,737)
UNY Group Holdings Co. Ltd.	(3,600)	(29,145)
Welcia Holdings Co. Ltd.	(500)	(32,990)
Yamada Denki Co. Ltd.	(580,500)	(3,061,016)
Yaskawa Electric Corp.	(316,900)	(4,318,869)

		(145,713,998)
Luxembourg
Grand City Properties SA	(20,261)	(450,943)
Tenaris SA	(592,729)	(7,947,153)

		(8,398,096)
Macau
Wynn Macau Ltd.	(818,800)	(1,334,914)
Netherlands
Aalberts Industries NV	(43,090)	(1,430,693)
Altice NV Class A	(229,126)	(3,401,346)
Altice NV Class B	(59,746)	(884,052)
Koninklijke BAM Groep NV	(260,743)	(1,023,920)
Royal Dutch Shell PLC — A Shares	(43,850)	(1,132,216)
Royal Dutch Shell PLC — B Shares	(105,535)	(2,807,095)
SBM Offshore NV	(371,337)	(4,979,239)

		(15,658,561)
Norway
Det Norske Oljeselskap ASA	(414,803)	(5,301,412)
DNB ASA	(377,761)	(4,171,681)
Marine Harvest ASA	(230,252)	(3,926,970)
Norwegian Air Shuttle ASA	(15,308)	(550,257)
Schibsted ASA — B Shares	(20,554)	(606,389)

		(14,556,709)
Singapore
Keppel Corp. Ltd.	(724,500)	(2,866,861)
Sembcorp Industries Ltd.	(3,873,300)	(8,095,443)

		(10,962,304)
Spain
Obrascon Huarte Lain SA	(678,601)	(2,525,042)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	53

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Sweden
Fastighets AB Balder	(106,440)	$(2,909,308)
Skandinaviska Enskilda Banken AB	(723,101)	(6,340,201)

		(9,249,509)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(439)	(2,581,304)
Dufry AG	(140,066)	(16,117,612)
Geberit AG	(43,237)	(16,674,694)
Helvetia Holding AG	(1,516)	(761,301)
LafargeHolcim Ltd.	(181,693)	(8,639,666)
SGS SA	(835)	(1,847,222)
Swatch Group AG	(355)	(93,260)
Swiss Life Holding AG	(259)	(59,080)
Zurich Insurance Group AG	(4,795)	(1,151,246)

		(47,925,385)
United Kingdom
3i Group PLC	(114,903)	(938,508)
AA PLC	(188,714)	(617,843)
Antofagasta PLC	(154,728)	(1,024,111)
Babcock International Group PLC	(364,836)	(4,679,199)
Balfour Beatty PLC	(386,822)	(1,134,711)
BBA Aviation PLC	(1,794,185)	(5,649,161)
Bovis Homes Group PLC	(5,684)	(61,557)
Capita PLC	(867,110)	(11,010,224)

	Shares	Value
Reference Entity — Short (continued)
United Kingdom (continued)
Capital & Counties Properties PLC	(234,732)	$(902,721)
CNH Industrial NV	(121,061)	(864,548)
Cobham PLC	(194,126)	(440,123)
CYBG PLC	(3,903)	(13,154)
Daily Mail & General Trust PLC	(139,228)	(1,321,383)
Dixons Carphone PLC	(10,207)	(47,198)
Essentra PLC	(53,063)	(340,477)
J Sainsbury PLC	(156,402)	(464,130)
Lloyds Banking Group PLC	(1,043,426)	(733,892)
Melrose Industries PLC	(85,653)	(775,696)
Micro Focus International PLC	(357,557)	(9,164,463)
Next PLC	(77,837)	(5,174,998)
Rolls-Royce Holdings PLC	(7,838,290)	(10,374)
Rotork PLC	(399,988)	(1,150,346)
Royal Mail PLC	(4,081)	(27,519)
RPC Group PLC	(26,621)	(303,768)
Standard Chartered PLC	(38,641)	(308,978)
Travis Perkins PLC	(1,360)	(28,062)
Whitbread PLC	(35,538)	(1,814,733)

		(49,001,877)
Total Reference Entity — Short		(515,134,009)
Net Value of Reference Entity — UBS AG		41,046,496

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$2,284,966	—	—	—	$2,284,966
Swap — OTC	Unrealized appreciation on OTC swaps	—	—	15,685,820	—	—	—	15,685,820

Total		—	—	$17,970,786	—	—	—	$17,970,786

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$1,448,662	—	—	—	$1,448,662
Swap — OTC	Unrealized depreciation on OTC swaps	—	—	5,252,432	—	—	—	5,252,432

Total		—	—	$6,701,094	—	—	—	$6,701,094

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Futures contracts	—	—	$(4,405,076)	—	—	—	$(4,405,076)
Swaps	—	—	(86,358,634)	—	—	—	(86,358,634)

Total	—	—	$(90,763,710)	—	—	—	$(90,763,710)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$296,992	—	—	—	$296,992
Swaps	—	—	(50,462,038)	—	—	—	(50,462,038)

Total	—	—	$(50,165,046)	—	—	—	$(50,165,046)

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

For the year ended July 31, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

Futures contracts:
Average notional value of contracts — Long	$119,269,208
Average notional value of contracts — Short	$34,358,968
Total return swaps:
Average notional value	$148,969,889

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,232,217	$220,472
Swaps — OTC[1]	15,685,820	5,252,432

Total derivative assets and liabilities in the Statements of Assets and Liabilities	16,918,037	5,472,904

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,232,217)	(220,472)

Total derivative assets and liabilities subject to an MNA	$15,685,820	$5,252,432

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A	$1,354,521	—	—	$(1,354,521)	—
Deutsche Bank AG.	6,797,663	—	—	(6,797,663)	—
Morgan Stanley & Co. International	32,528	$(22,613)	—	—	$9,915
UBS AG	7,501,108	—	—	(7,501,108)	—

Total	$15,685,820	$(22,613)	—	$(15,653,292)	$9,915

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Goldman Sachs & Co	$5,229,819	—	—	$(3,100,000)	$2,129,819
Morgan Stanley & Co. International	22,613	$(22,613)	—	—	—

Total	$5,252,432	$(22,613)	—	$(3,100,000)	$2,129,819

[1] The amount of derivatives available for offset is limited to the amount pf assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$5,885	—	—	$5,885
Preferred Securities	—	—	$6,612,226	6,612,226
Short-Term Securities	1,044,984,235	—	—	1,044,984,235

Total	$1,044,990,120	—	$6,612,226	$1,051,602,346

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	55

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$2,284,966	$15,685,820	—	$17,970,786
Liabilities:
Equity contracts	(1,448,662)	(5,252,432)	—	(6,701,094)

Total	$836,304	$10,433,388	—	$11,269,692

[1]    See above Schedule of Investments for values in each country.

[2]    Derivative financial instruments are futures contracts and swaps. Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,818,352	—	—	$1,818,352
Cash pledged for futures contracts	20,023,000			20,023,000
Cash pledged as collateral for OTC swaps	3,100,000	—	—	3,100,000
Liabilities:
Bank overdraft	—	$(618,778)	—	(618,778)
Cash received as collateral for OTC swaps	—	(18,084,918)	—	(18,084,918)

Total	$24,941,352	$(18,703,696)	—	$6,237,656

During the year ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JULY 31, 2016

Statements of Assets and Liabilities

July 31, 2016	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$190,126,929	$1,044,984,235
Investments at value — unaffiliated[2]	—	6,618,111
Foreign currency at value[3]	—	1,818,352
Cash pledged:
OTC derivatives	—	3,100,000
Futures contracts	—	20,023,000
Receivables:
Dividends — affiliated	67,941	378,360
Investments sold	—	6,467
Capital shares sold	98,611	791,308
Swap	254,977	2
Variation margin on futures contracts	—	1,232,217
Unrealized appreciation on OTC swaps	14,567,164	15,685,820
Deferred offering costs	—	44,374
Prepaid expenses	9,705	100,866

Total assets	205,125,327	1,094,783,112

Liabilities
Bank overdraft	—	618,778
Cash received as collateral for OTC derivatives	3,996,585	18,084,918
Payables:
Investments purchased	—	18,894
Capital shares redeemed	485,877	6,501,042
Investment advisory fees	239,206	1,339,244
Administration fees	10,458	52,588
Trustees fees	3,790	10,771
Service and distribution fees	7,807	83,323
Offering costs	—	37,791
Variation margin on futures contracts	—	220,472
Other accrued expenses	340,285	771,351
Unrealized depreciation on OTC swaps	3,841,988	5,252,432

Total liabilities	8,925,996	32,991,604

Net Assets	$196,199,331	$1,061,791,508

Net Assets Consist of
Paid-in capital	$209,430,460	$1,198,926,619
Accumulated net investment loss	(1,905,559)	(11,748,001)
Accumulated net realized loss	(22,050,746)	(136,512,429)
Net unrealized appreciation (depreciation)	10,725,176	11,125,319

Net Assets	$196,199,331	$1,061,791,508

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	57

Statements of Assets and Liabilities (concluded)

July 31, 2016	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Net Asset Value
Institutional:
Net assets	$177,981,163	$824,305,547

Shares outstanding[4]	18,228,496	78,092,305

Net asset value	$9.76	$10.56

Investor A:
Net assets	$12,238,879	$122,464,166

Shares outstanding[4]	1,265,598	11,671,478

Net asset value	$9.67	$10.49

Investor C:
Net assets	$5,979,289	$62,566,871

Shares outstanding[4]	638,970	6,097,770

Net asset value	$9.36	$10.26

Class K:
Net assets	—	$52,454,924

Shares outstanding[4]	—	4,966,812

Net asset value	—	$10.56

[1] Investments at cost — affiliated	$190,126,929	$1,044,984,235
[2] Investments at cost — unaffiliated	—	$6,760,059
[3] Foreign currency at cost	—	$1,801,306
[4] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JULY 31, 2016

Statements of Operations

Year Ended July 31, 2016	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$692,137	$4,341,136

Expenses
Investment advisory	4,027,050	23,874,641
Transfer agent — class specific	331,932	1,541,157
Administration	114,100	648,528
Service and distribution — class specific	112,283	1,385,023
Professional	99,011	160,216
Accounting services	73,138	417,563
Registration	64,819	146,440
Administration — class specific	53,694	325,824
Printing	41,898	70,953
Custodian	22,364	105,543
Offering	—	23,111
Officer and Trustees	13,820	54,678
Recoupment of past waived fees — class specific	46,511	4,819
Miscellaneous	85,129	88,264

Total expenses	5,085,749	28,846,760
Less:
Fees waived by the Manager	(180,168)	(1,097,141)
Fees waived by the Administrator — class specific	(32,708)	(4,791)
Transfer agent fees waived and/or reimbursed — class specific	(63,061)	(2,417)

Total expenses after fees waived and/or reimbursed	4,809,812	27,742,411

Net investment loss	(4,117,675)	(23,401,275)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	—	(434,802)
Futures contracts	—	(4,405,076)
Swaps	(5,503,444)	(86,358,634)
Foreign currency transactions	—	543,273

	(5,503,444)	(90,655,239)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	—	(1,352,168)
Futures contracts	—	296,992
Swaps	7,828,927	(50,462,038)
Foreign currency translations	—	(508)

	7,828,927	(51,517,722)

Total realized and unrealized gain (loss)	2,325,483	(142,172,961)

Net Decrease in Net Assets Resulting from Operations	$(1,792,192)	$(165,574,236)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	59

Statements of Changes in Net Assets

	BlackRock Emerging Markets Long/Short Equity Fund		BlackRock Global Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

Operations
Net investment loss	$(4,117,675)	$(8,922,117)	$(23,401,275)	$(27,456,233)
Net realized gain (loss)	(5,503,444)	19,596,396	(90,655,239)	28,904,152
Net change in unrealized appreciation (depreciation)	7,828,927	(32,301,484)	(51,517,722)	33,068,774

Net increase (decrease) in net assets resulting from operations	(1,792,192)	(21,627,205)	(165,574,236)	34,516,693

Distributions to Shareholders[1]
From net realized gain:
Institutional	(3,004,653)	—	(27,244,588)	(1,390,162)
Investor A	(187,418)	—	(3,362,215)	(265,166)
Investor C	(89,473)	—	(1,181,063)	(120,722)

Decrease in net assets resulting from distributions to shareholders	(3,281,544)	—	(31,787,866)	(1,776,050)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(227,124,855)	(140,171,036)	(564,023,952)	389,805,258

Net Assets
Total increase (decrease) in net assets	(232,198,591)	(161,798,241)	(761,386,054)	422,545,901
Beginning of year	428,397,922	590,196,163	1,823,177,562	1,400,631,661

End of year	$196,199,331	$428,397,922	$1,061,791,508	$1,823,177,562

Accumulated net investment loss, end of year	$(1,905,559)	$(5,569,160)	$(11,748,001)	$(14,602,746)

[1]	Distributions for annual periods are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund

	Institutional
	Year Ended July 31,							Period October 6, 2011[1] to July 31, 2012
	2016		2015		2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.84		$10.34		$10.73	$10.73		$10.00

Net investment loss[2]	(0.14)		(0.17)		(0.18)	(0.17)		(0.14)
Net realized and unrealized gain (loss)	0.17		(0.33)		(0.15)	0.21		0.89

Net increase (decrease) from investment operations	0.03		(0.50)		(0.33)	0.04		0.75

Distributions:[3]
From net investment income	—		—		—	—		(0.02)
From net realized gain	(0.11)		—		(0.06)	(0.04)		—

Total distributions	(0.11)		—		(0.06)	(0.04)		(0.02)

Net asset value, end of period	$9.76		$9.84		$10.34	$10.73		$10.73

Total Return[4]
Based on net asset value	0.34%		(4.84)%		(3.09)%	0.33%		7.47%	[5]

Ratios to Average Net Assets
Total expenses	1.85%	[6]	1.86%	[7]	1.85% [6]	1.84%	[6]	2.13%	[6,8,9]

Total expenses excluding recoupment of past fees waived	1.84%	[6]	1.85%	[7]	1.84% [6]	1.81%	[6]	2.13%	[6,8]

Total expenses after fees waived and/or reimbursed	1.75%	[6]	1.75%	[7]	1.75% [6]	1.71%	[6]	1.75%	[6,8]

Net investment loss	(1.49)%	[6]	(1.68)%	[7]	(1.72)% [6]	(1.61)%	[6]	(1.61)%[6,8]

Supplemental Data
Net assets, end of period (000)	$177,981		$400,181		$509,665	$433,886		$126,707

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.15%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	61

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor A
	Year Ended July 31,							Period October 6, 2011[1] to July 31, 2012
	2016		2015		2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.78		$10.29		$10.69	$10.71		$10.00

Net investment loss[2]	(0.17)		(0.19)		(0.20)	(0.20)		(0.16)
Net realized and unrealized gain (loss)	0.17		(0.32)		(0.15)	0.21		0.88

Net increase (decrease) from investment operations	—		(0.51)		(0.35)	0.01		0.72

Distributions:[3]
From net investment income	—		—		—	—		(0.01)
From net realized gain	(0.11)		—		(0.05)	(0.03)		—

Total distributions	(0.11)		—		(0.05)	(0.03)		(0.01)

Net asset value, end of period	$9.67		$9.78		$10.29	$10.69		$10.71

Total Return[4]
Based on net asset value	0.03%		(4.96)%		(3.27)%	0.12%		7.24%	[5]

Ratios to Average Net Assets
Total expenses	2.10%	[6]	2.03%	[7]	2.01% [6]	2.03%	[6]	2.19%	[6,8,9]

Total expenses excluding recoupment of past fees waived	2.08%	[6]	2.02%	[7]	2.00% [6]	2.01%	[6]	2.19%	[6,8]

Total expenses after fees waived and/or reimbursed	2.00%	[6]	1.95%	[7]	1.94% [6]	1.95%	[6]	2.00%	[6,8]

Net investment loss	(1.74)%	[6]	(1.89)%	[7]	(1.91)% [6]	(1.85)%	[6]	(1.85)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$12,239		$19,036		$64,400	$166,701		$57,655

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor C
	Year Ended July 31,								Period October 6, 2011[1] to July 31, 2012
	2016		2015		2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.11		$10.56		$10.65		$10.00

Net investment loss[2]	(0.23)		(0.27)		(0.27)		(0.28)		(0.22)
Net realized and unrealized gain (loss)	0.17		(0.31)		(0.15)		0.21		0.87

Net increase (decrease) from investment operations	(0.06)		(0.58)		(0.42)		(0.07)		0.65

Distributions from net realized gain[3]	(0.11)		—		(0.03)		(0.02)		(0.00)[4]

Net asset value, end of period	$9.36		$9.53		$10.11		$10.56		$10.65

Total Return[5]
Based on net asset value	(0.60)%		(5.74)%		(3.99)%		(0.70)%		6.53%	[6]

Ratios to Average Net Assets
Total expenses[7]	2.85%	[7]	2.81%	[8]	2.79%	[7]	2.81%	[7]	3.00%	[7,9,10]

Total expenses excluding recoupment of past fees waived	2.85%	[7]	2.80%	[8]	2.78%	[7]	2.77%	[7]	3.00%	[7,9]

Total expenses after fees waived and/or reimbursed	2.74%	[7]	2.74%	[8]	2.72%	[7]	2.72%	[7]	2.75%	[7,9]

Net investment loss	(2.48)%	[7]	(2.67)%	[8]	(2.68)%	[7]	(2.62)%	[7]	(2.61)%	[7,9]

Supplemental Data
Net assets, end of period (000)	$5,979		$9,181		$16,131		$20,636		$10,196

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 3.00%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	63

Financial Highlights	BlackRock Global Long/Short Equity Fund

	Institutional
	Year Ended July 31,						Period December 20, 2012[1] to July 31, 2013
	2016		2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$11.92		$11.61		$11.29		$10.00

Net investment loss[2]	(0.15)		(0.18)		(0.19)		(0.11)
Net realized and unrealized gain (loss)	(1.00)		0.50		0.66		1.40

Net increase (decrease) from investment operations	(1.15)		0.32		0.47		1.29

Distributions from net realized gains[3]	(0.21)		(0.01)		(0.15)		—

Net asset value, end of period	$10.56		$11.92		$11.61		$11.29

Total Return[4]
Based on net asset value	(9.77)%		2.78%		4.13%		12.90%	[5]

Ratios to Average Net Assets
Total expenses	1.68%	[6]	1.67%	[7]	1.71%	[6]	2.67%	[6,8,9]

Total expenses excluding recoupment of past fees waived	1.68%	[6]	1.67%	[7]	1.69%	[6]	2.67%	[6,8]

Total expenses after fees waived and/or reimbursed	1.62%	[6]	1.60%	[7]	1.64%	[6]	1.75%	[6,8]

Net investment loss	(1.35)%	[6]	(1.53)%	[7]	(1.61)%	[6]	(1.67)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$824,306		$1,496,484		$1,005,213		$65,630

Portfolio turnover rate	34%	[10]	17%	[10]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.94%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor A
	Year Ended July 31,						Period December 20, 2012[1] to July 31, 2013
	2016		2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$11.84		$11.57		$11.28		$10.00

Net investment loss[2]	(0.18)		(0.21)		(0.21)		(0.14)
Net realized and unrealized gain (loss)	(0.99)		0.49		0.64		1.42

Net increase (decrease) from investment operations	(1.17)		0.28		0.43		1.28

Distributions from net realized gains[3]	(0.18)		(0.01)		(0.14)		—

Net asset value, end of period	$10.49		$11.84		$11.57		$11.28

Total Return[4]
Based on net asset value	(10.02)%		2.44%		3.82%		12.80%	[5]

Ratios to Average Net Assets
Total expenses	1.95%	[6]	1.93%	[7]	1.97%	[6]	2.30%	[6,8,9]

Total expenses excluding recoupment of past fees waived	1.94%	[6]	1.92%	[7]	1.95%	[6]	2.30%	[6,8]

Total expenses after fees waived and/or reimbursed	1.88%	[6]	1.86%	[7]	1.89%	[6]	2.00%	[6,8]

Net investment loss	(1.61)%	[6]	(1.80)%	[7]	(1.86)%	[6]	(1.95)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$122,464		$225,910		$294,439		$15,076

Portfolio turnover rate	34%	[10]	17%	[10]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.57%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	65

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor C
	Year Ended July 31,						Period December 20, 2012[1] to July 31, 2013
	2016		2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$11.63		$11.45		$11.23		$10.00

Net investment loss[2]	(0.26)		(0.30)		(0.30)		(0.19)
Net realized and unrealized gain (loss)	(0.97)		0.49		0.65		1.42

Net increase (decrease) from investment operations	(1.23)		0.19		0.35		1.23

Distributions from net realized gains[3]	(0.14)		(0.01)		(0.13)		—

Net asset value, end of period	$10.26		$11.63		$11.45		$11.23

Total Return[4]
Based on net asset value	(10.66)%		1.69%		3.07%		12.30%	[5]

Ratios to Average Net Assets
Total expenses	2.71%	[6]	2.70%	[7]	2.72%	[6]	3.09%	[6,8,9]

Total expenses excluding recoupment of past fees waived	2.71%	[6]	2.69%	[7]	2.70%	[6]	3.09%	[6,8]

Total expenses after fees waived and/or reimbursed	2.64%	[6]	2.63%	[7]	2.64%	[6]	2.75%	[6,8]

Net investment loss	(2.37)%	[6]	(2.57)%	[7]	(2.61)%	[6]	(2.70)%	[6,8]

Supplemental Data
Net assets, end of period (000)	$62,567		$100,783		$100,980		$2,592

Portfolio turnover rate	34%	[10]	17%	[10]	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 3.36%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund

	Class K
	Period March 28, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$11.02

Net investment loss[2]	(0.04)
Net realized and unrealized loss	(0.42)

Net increase from investment operations	(0.46)

Net asset value, end of period	$10.56

Total Return[3]
Based on net asset value	(4.17)%	[4]

Ratios to Average Net Assets
Total expenses	1.63%	[5,6]

Total expenses excluding recoupment of past fees waived	1.63%	[5,6]

Total expenses after fees waived and/or reimbursed	1.56%	[5,6]

Net investment loss	(1.15)%	[5,6]

Supplemental Data
Net assets, end of period (000)	$52,455

Portfolio turnover rate[7]	34%	[8]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[6]	Annualized.

[7]	Portfolio turnover is representative of the Fund for the entire year.

[8]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	67

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Long/Short Equity Fund	Emerging Markets Long/Short Equity	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a CDSC. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries.

Share Name	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares.	Yes	No	[1]	None
Investor C Shares.	No	Yes		None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g. financial futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

68	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent

BLACKROCK FUNDS	JULY 31, 2016	69

Notes to Financial Statements (continued)

uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Instruments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in the value of equity securities (equity risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash

70	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Swaps: The Funds enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•

Total return swaps — Certain Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

•	Total return swaps / Custom basket swaps — Certain Funds enter into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

BLACKROCK FUNDS	JULY 31, 2016	71

Notes to Financial Statements (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

Investment Advisory

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

The Manager, with respect to Global Long/Short Equity, entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

72	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

For the year ended July 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Total
Emerging Markets Long/Short Equity	$38,084	$74,199	$112,283
Global Long/Short Equity	$505,147	$879,876	$1,385,023

Administration

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2016, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$49,178	$3,037	$1,479	—	$53,694
Global Long/Short Equity	$264,563	$40,334	$17,561	$3,366	$325,824

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2016, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
Emerging Markets Long/Short Equity	$2	—	$2
Global Long/Short Equity	$14,251	$1,950	$16,201

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$1,119	$574	$189	—	$1,882
Global Long/Short Equity	$4,971	$1,986	$1,736	—	$8,693

For the year ended July 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$303,768	$18,240	$9,924	—	$331,932
Global Long/Short Equity	$1,233,902	$207,811	$99,413	$31	$1,541,157

Other Fees

For the year ended July 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Investor A	$962	$16,536

BLACKROCK FUNDS	JULY 31, 2016	73

Notes to Financial Statements (continued)

For the year ended July 31, 2016, affiliates received CDSCs as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Investor A	$3,234	$34,556
Investor C	$316	$21,699

Expense Limitations/Waivers/Reimbursements/Recoupments

The Manager, with respect to each Fund, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	1.75%	1.75%
Investor A	2.00%	2.00%
Investor C	2.75%	2.75%
Class K	—	1.70%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to December 1, 2016, for Emerging Markets Long/Short Equity, and December 1, 2017 for Global Long/Short Equity, unless approved by the Board, including a majority of the Independent Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a majority of the outstanding voting securities of the Funds.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the year ended July 31, 2016, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$180,168
Global Long/Short Equity	$1,097,141

For the year ended July 31, 2016, the amounts included in administration fees waived — class specific were as follows:

	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$29,643	$1,951	$1,114	—	$32,708
Global Long/Short Equity	$2,478	$2,241	$72	—	$4,791

For the year ended July 31, 2016, the amounts included in transfer agent fees waived and/or reimbursed — class specific were as follow:

	Institutional	Investor A	Investor C	Class K	Total
Emerging Markets Long/Short Equity	$58,344	$2,620	$2,097	—	$63,061
Global Long/Short Equity	—	$1,982	$435	—	$2,417

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended July 31, 2016, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Fund Level	—	—
Institutional	$43,979	—
Investor A	$2,231	$4,437
Investor C	$301	$382

74	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

On July 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Emerging Markets Long/Short Equity		Global Long/Short Equity
Expiring July 31,	2017	2018	2017	2018
Fund	—	—	—	—
Institutional	$185,937	$87,987	—	$2,478
Investor A	$2,208	$4,571	—	$4,223
Investor C	—	$3,211	—	$507

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on July 31, 2016:

Emerging Markets Long/Short Equity
Institutional	$110,398

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

7. Purchases and Sales:

For the year ended July 31, 2016, purchases and sales of investments excluding short-term securities, were $3,484,843 and $3,072,218, respectively, for Global Long/Short Equity. For the year ended July 31, 2016, there were no purchases or sales for Emerging Markets Long/Short Equity.

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Market Long/Short Equity’s U.S. federal tax returns remains open for each of the four years ended July 31, 2016. The statute of limitations on Global Long/Short Equity’s U.S. federal tax returns remains open for each of the three years ended July 31, 2016 and the period ended July 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the foreign currency transactions, net operating losses and non-deductible expenses were reclassified to the following accounts:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Paid-in capital	$(7,781,288)	$(25,712,930)
Accumulated net investment loss	$7,781,276	$26,256,020
Accumulated net realized loss	$12	$(543,090)

The tax character of distributions paid was as follows:

		Emerging Markets Long/Short Equity	Global Long/Short Equity
Ordinary income	7/31/16	—	$9,723,008
	7/31/15	—	—
Long-term capital gains	7/31/16	$3,281,532	$22,064,858
	7/31/15	—	$1,776,050

Total	7/31/16	$3,281,532	$31,787,866

	7/31/15	—	$1,776,050

BLACKROCK FUNDS	JULY 31, 2016	75

Notes to Financial Statements (continued)

As of period end, the tax components of accumulated net losses were as follows:
	Emerging Markets Long/Short Equity	Global Long/Short Equity
Capital loss carryforwards	$(10,094,032)	$(73,499,970)
Net unrealized gains[1]	(1,231,538)	(51,868,176)
Qualified late-year losses[2]	(1,905,559)	(11,766,965)

Total	$(13,231,129)	$(137,135,111)

[1]

The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency exchange contracts and the realization for tax purposes of unrealized gains on constructive sales.

[2]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of July 31, 2016, Emerging Markets Long/Short Equity Fund and Global Long/Short Equity Fund had a capital loss carryforward available to offset future realized capital gains of $10,094,032 and $73,499,970, respectively. These capital loss carryforwards have no expiration date.

Global Long/Short Equity
Tax cost	$1,051,744,294

Gross unrealized appreciation	$1,814,754
Gross unrealized depreciation	(1,956,702)

Net unrealized appreciation	$(141,948)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

76	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

The United Kingdom has voted to withdraw from the European Union on June 23, 2016, which may introduce significant new uncertainties and instability in the financial markets across Europe.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Emerging Markets Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Internet Software & Services	4%	2%	6%
Banks	3	2	5
Electronic Equipment, Instruments & Components	2	3	5
Oil, Gas & Consumable Fuels	3	2	5
Industrial Conglomerates	2	3	5
Semiconductors & Semiconductor Equipment	3	1	4
Metals & Mining	3	1	4
Diversified Telecommunications Services	4	—	4
Transportation Infrastructure	2	1	3
Chemicals	1	2	3
Independent Power & Renewable Energy Producers	2	1	3
Insurance	1	2	3
Food Products	2	1	3
Household Durables	3	—	3
Real Estate Management & Development	2	1	3
Technology Hardware, Storage & Peripherals	2	—	2
Internet & Catalog Retail	—	2	2
Electric Utilities	2	—	2
Construction & Engineering	2	—	2
IT Services	1	1	2
Construction Materials	1	1	2
Automobiles	1	1	2
Diversified Financial Services	1	1	2
Gas Utilities	—	2	2
Other[1]	13	10	23

Total	60%	40%	100%

BLACKROCK FUNDS	JULY 31, 2016	77

Notes to Financial Statements (continued)

Global Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Real Estate Investment Trusts (REITs)	3%	4%	7%
Specialty Retail	2	2	4
Machinery	2	2	4
Banks	2	1	3
Software	2	1	3
Media	1	2	3
Hotels, Restaurants & Leisure	2	1	3
Chemicals	2	1	3
Food Products	2	1	3
Pharmaceuticals	2	1	3
IT Services	1	1	2
Oil, Gas & Consumable Fuels	1	1	2
Aerospace & Defense	1	1	2
Electronic Equipment, Instruments & Components	1	1	2
Insurance	1	1	2
Electric Utilities	1	1	2
Professional Services	1	1	2
Health Care Providers & Services	1	1	2
Real Estate Management & Development	1	1	2
Diversified Telecommunications Services	1	1	2
Commercial Services & Supplies	1	1	2
Internet Software & Services	1	1	2
Metals & Mining	1	1	2
Semiconductors & Semiconductor Equipment	—	2	2
Health Care Equipment & Supplies	1	1	2
Automobiles	1	1	2
Other[1]	18	14	32

Total	53%	47%	100%

[1]	All other industries held were each less than 2% of long-term investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2016		Year Ended July 31, 2015
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,109,943	$49,489,464	23,709,770	$245,933,027
Shares issued in reinvestment of distributions	270,813	2,570,013	—	—
Shares redeemed	(27,809,335)	(269,618,413)	(32,353,618)	(335,331,095)

Net decrease	(22,428,579)	$(217,558,936)	(8,643,848)	$(89,398,068)

Investor A
Shares sold	250,108	$2,396,073	557,353	$5,745,871
Shares issued in reinvestment of distributions	19,138	180,087	—	—
Shares redeemed	(950,988)	(9,115,067)	(4,870,840)	(50,152,074)

Net decrease	(681,742)	$(6,538,907)	(4,313,487)	$(44,406,203)

Investor C
Shares sold	43,762	$406,389	64,274	$648,665
Shares issued in reinvestment of distributions	9,534	87,244	—	—
Shares redeemed	(377,482)	(3,520,645)	(696,713)	(7,015,430)

Net decrease	(324,186)	$(3,027,012)	(632,439)	$(6,366,765)

Total Net Decrease	(23,434,507)	$(227,124,855)	(13,589,774)	$(140,171,036)

78	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (concluded)

	Year Ended July 31, 2016		Year Ended July 31, 2015
Global Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	55,910,136	$632,370,583	96,749,427	$1,152,538,791
Shares issued in reinvestment of distributions	1,799,694	20,750,471	93,935	1,125,345
Shares redeemed	(105,181,745)	(1,165,600,523)	(57,852,994)	(688,257,400)

Net increase (decrease)	(47,471,915)	$(512,479,469)	38,990,368	$465,406,736

Investor A
Shares sold	7,359,585	$83,095,922	10,241,470	$121,277,202
Shares issued in reinvestment of distributions	289,164	3,319,604	21,895	260,983
Shares redeemed	(15,050,945)	(165,087,237)	(16,639,774)	(195,496,608)

Net decrease	(7,402,196)	$(78,671,711)	(6,376,409)	$(73,958,423)

Investor C
Shares sold	1,890,714	$20,601,379	2,951,530	$34,635,050
Shares issued in reinvestment of distributions	101,849	1,148,859	9,958	117,105
Shares redeemed	(4,561,193)	(49,208,113)	(3,115,906)	(36,395,210)

Net decrease	(2,568,630)	$(27,457,875)	(154,418)	$(1,643,055)

Class K1
Shares sold	6,977,422	$75,936,456	—	$—
Shares redeemed	(2,010,610)	(21,351,353)	—	—

Net increase	4,966,812	$54,585,103	—	$—

Total Net Increase (decrease)	(52,475,929)	$(564,023,952)	32,459,541	$389,805,258

[1]	Class K Shares commenced operations on March 28, 2016.

At July 31, 2016, 18,149 Class K Shares of Global Long/Short Equity were owned by BlackRock HoldCo2, Inc. an affiliate of the Fund.

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JULY 31, 2016	79

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Emerging Markets Long/Short Equity Fund and BlackRock Global Long/Short Equity Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Emerging Markets Long/Short Equity Fund and BlackRock Global Long/Short Equity Fund (two of the funds constituting BlackRock Funds, hereafter collectively referred to as the “Funds”) at July 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 26, 2016

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2016 all of the ordinary income distributions paid by Global Long/Short Equity Fund are designated as a Short Term Gain distributions and is eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally the following information is provided with respect to the Long-Term Capital Gain distributions paid during the fiscal year ended July 31, 2016:

	Payable Date	Emerging Markets Long/Short Equity Fund	Global Long/Short Equity Fund
Long-term capital gain per share	12/16/2015	$0.110229	$0.142939

80	BLACKROCK FUNDS	JULY 31, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Emerging Markets Long/Short Equity Fund (“Emerging Markets Long/Short Equity Fund”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund,” and together with Emerging Markets Long/Short Equity Fund, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business. With respect to the Funds, each of which pursues an alternative investment strategy, the Board has been engaged in an iterative process with BlackRock to identify the most appropriate performance benchmarks and metrics by which the Board should measure the Funds’ performance.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category and certain performance metrics. With respect to the Funds, each of which pursues an alternative investment strategy, the Board has been engaged in an iterative process with BlackRock to identify the most appropriate performance benchmarks and metrics by which the Board should measure the Funds’ performance. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can

82	BLACKROCK FUNDS	JULY 31, 2016

Disclosure of Investment Advisory Agreement (continued)

be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-year, three-year and since-inception periods reported, Emerging Markets Long/Short Equity Fund ranked in the fourth quartile against its Broadridge Performance Universe.

The Board noted that for the one-year, three-year and since-inception periods reported, Global Long/Short Equity Fund ranked in the second, third and third quartiles, respectively, against its Broadridge Performance Universe.

The Board noted each Fund’s underperformance as compared to its Broadridge Performance Universe. With respect to each Fund, in light of the Fund’s outcome oriented objective, BlackRock believes that other performance metrics may be more appropriate than the Fund’s Broadridge Performance Universe, and the Board was provided with a comparison of Fund performance relative to certain of these other metrics. Under the pertinent metrics, for the one-year, three-year and since-inception periods, each Fund underperformed its total return target. The overall risk of each Fund, as measured by the standard deviation of returns, was below its target range, and each Fund’s beta was within its target range, for the periods.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administration fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that Emerging Markets Long/Short Equity Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers.

The Board noted that Global Long/Short Equity Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

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Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

84	BLACKROCK FUNDS	JULY 31, 2016

Disclosure of Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on May 18-20, 2016 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (“BIL”) with respect to BlackRock Global Long/Short Equity Fund (the “Fund”), a series of the Trust. The Sub-Advisory Agreement was substantially the same as the sub-advisory agreement previously approved with respect to certain other portfolios of the Trust.

On the date of the Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreement.

At the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Trust’s investment advisory agreement (the “Advisory Agreement”) with the Manager on behalf of the Fund was most recently approved by the Board at the same Meeting. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in this shareholder report. The factors considered by the Board at the Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business from 1991 to 2014; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

				26 RICs consisting of 144 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	26 RICs consisting of 144 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None

86	BLACKROCK FUNDS	JULY 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 316 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Funds.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

BLACKROCK FUNDS	JULY 31, 2016	87

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Richard Hoerner, CFA 1958	Vice President	Since 2009	Independent consultant since 2016. Managing Director of BlackRock, Inc. since 2000 to 2016; Chairman of the Global Cash Group from 2015 to 2016; Head of the Global Cash Group since 2013 to 2015; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005 to 2016.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Adviser BlackRock International Limited[1] Edinburgh, EH3 8BL United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

[1]	For Global Long/Short Equity

88	BLACKROCK FUNDS	JULY 31, 2016

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of the Trust.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	3,327,629,620	22,971,395
	Susan J. Carter	3,329,237,692	21,363,323
	Collette Chilton	3,329,179,365	21,421,650
	Neil A. Cotty	3,328,526,288	22,074,727
	Matina S. Horner	3,326,965,973	23,635,042
	Rodney D. Johnson	3,327,844,311	22,756,704
	Cynthia A. Montgomery	3,328,882,847	21,718,168
	Joseph P. Platt	3,327,563,553	23,037,462
	Robert C. Robb, Jr.	3,327,822,475	22,778,540
	Mark Stalnecker	3,327,691,900	22,909,115
	Kenneth L. Urish	3,324,875,151	25,725,864
	Claire A. Walton	3,329,000,010	21,601,005
	Frederick W. Winter	3,327,879,107	22,721,908
	Barbara G. Novick	3,327,607,976	22,993,039
	John M. Perlowski	3,326,473,221	24,127,794

*	Denotes Trust-wide proposal and voting results.

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

BLACKROCK FUNDS	JULY 31, 2016	89

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

90	BLACKROCK FUNDS	JULY 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-7/16-AR

JULY 31, 2016

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Midcap Index Fund
➢	BlackRock MSCI Asia ex Japan Index Fund
➢	BlackRock MSCI World Index Fund
➢	BlackRock Small/Mid Cap Index Fund
➢	BlackRock Total Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JULY 31, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and the divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. But markets recovered swiftly in July as economic data suggested that the negative impact had thus far been contained to the United Kingdom and investors returned to risk assets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.29%	5.61%
U.S. small cap equities (Russell 2000® Index)	18.76	0.00
International equities (MSCI Europe, Australasia, Far East Index)	8.25	(7.53)
Emerging market equities (MSCI Emerging Markets Index)	19.52	(0.75)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.22
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	8.53
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.54	5.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.27	7.06
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	13.84	5.01
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2016	BlackRock Midcap Index Fund

Investment Objective

BlackRock Midcap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2016, the Fund’s Institutional Shares returned 4.35%, Investor A Shares returned 4.00% and Class K Shares returned 4.46%. The benchmark Russell Midcap® Index returned 4.37% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The period started well with strong manufacturing and construction data and merger and acquisition activity. This momentum stuttered as volatility and uncertainty became major themes through the remainder of 2015 given a sharp selloff in Chinese equities, falling oil prices and anticipation of a rate hike from the Fed.

•

Many markets reached considerable headwinds, including the United States, in the latter half of 2015 due to significant events. These included geopolitical strife in the Middle East and Russia, terrorist attacks in France and San Bernardino, California, slowing growth globally, oil price instability, and the Fed starting a tightening cycle.

•

The first week of 2016 was the worst start to a year since 2009, and by February 11, the S&P 500 Total Return Index hit a low for the year of (10.27)%. With fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan, equities suffered.

•

Russia and Saudi Arabia agreed to freeze oil production, and oil began to rebound in first quarter of 2016. U.S. equities responded in kind, aided by dovish comments from Fed officials. In March, the European Central Bank unexpectedly cut rates and increased asset purchases, while the Fed kept rates unchanged and scaled back the expected number of rate hikes this year. Despite the terror attacks in Brussels, the market rallied in March and the S&P 500 Index ended the quarter up 1.35%.

•

Domestic equity markets posted gains in the second quarter of 2016 despite increased volatility in June from the Brexit (i.e., the United Kingdom’s vote to leave the European Union). Following the vote, equity markets declined worldwide and investors rushed to high quality assets, driving U.S. Treasury yields further down.

•	U.S. equities capitalized on the upward momentum from their March rally, which continued through the second quarter as commodities rebounded and dovish comments from the Fed fueled the market.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell Midcap® Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information*

Sector Allocation	Percent of Net Assets
Financials	22%
Consumer Discretionary	15
Information Technology	14
Industrials	12
Health Care	10
Utilities	7
Materials	6
Energy	6
Consumer Staples	5
Telecommunication Services	1
Short-Term Securities	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

4	BLACKROCK FUNDS	JULY 31, 2016

BlackRock Midcap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.

[3]

A float-adjusted capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest issuers based on a combination of their market cap and current index membership.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	17.90%	4.35%	3.24%
Investor A	17.78	4.00	2.91
Class K	17.90	4.46	3.34
Russell Midcap® Index	18.05	4.37	3.05

[5]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on May 13, 2015.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional . . . . . . . .	$1,000.00	$1,179.00	$0.70	$1,000.00	$1,024.22	$0.65	0.13%
Investor A . . . . . . . . . .	$1,000.00	$1,177.80	$1.73	$1,000.00	$1,023.27	$1.61	0.32%
Class K . . . . . . . . .	$1,000.00	$1,179.00	$0.38	$1,000.00	$1,024.52	$0.35	0.07%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2016	5

Fund Summary as of July 31, 2016	BlackRock MSCI Asia ex Japan Index Fund

Investment Objective

BlackRock MSCI Asia ex Japan Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of Asian equities, excluding Japan.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2016, the Fund’s Institutional Shares returned (1.14)%, while Class K Shares returned (1.12)%. The benchmark MSCI AC Asia ex Japan Index returned (1.48)% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Developed equity markets experienced significant negative performance at the beginning of the period driven primarily by weaker global growth expectations. Developed markets took a sharp downturn as investors began to sell risk assets because of downward revisions to global growth expectations. Volatility increased specifically due to disappointing macro data in the Euro-zone, Asia and US. China’s weakness in particular weighed on commodity prices and stocks with high exposure to Chinese demand. A significant selloff in the Chinese equity market spread across all developed areas despite continued Chinese government intervention. As a result, European equities sold off into correction territory.

•

Downward pressure continued when the Fed decided to keep rates unchanged while highlighting risks to growth from global macro developments. Weak Euro-zone consumer confidence and Japanese inflation figures contributed to underperformance. Specific to sector performance, the auto industry was impacted by the Volkswagen emissions scandal which spread more broadly to autos globally. A bright spot for markets, however, was the European Central Bank’s (“ECB”) confirmation that stimulus will continue until 2016 “or beyond” if needed, and Japan’s pledge to follow through with the corporate tax cut.

•

Global markets bounced back toward the end of 2015 on expectations that the start of the Fed’s rate hiking cycle would be delayed and China would cut rates. The indexes also benefited from a rally in energy stocks following rising oil prices. ECB President Draghi also made a key announcement that the bank was prepared to provide additional monetary accommodation.

•	2016 had the worst monthly start since 2008 as the markets struggled with weakness in China and plunging oil prices. Performance declined early in January as concerns about the slowing global economy rattled developed markets globally. Markets partially recovered at the end of January when central banks around the world stepped in to provide monetary stimulus, including the Bank of Japan, which unexpectedly adopted a negative interest rate policy. The downtrend resumed on disappointing global macro data that perpetuated fears of a global growth slowdown. Markets abruptly reversed the trend and recovered in March when the People’s Bank of China cut reserve requirement ratios and the ECB announced more monetary stimulus than anticipated. On top of looser policy around the globe, in the United States, the Federal Reserve lowered the expected number of rate increases for 2016. Oil price stability toward the end of the quarter helped decrease global volatility and fuel the recovery as well.

•

In the second quarter of 2016, developed markets benefited from signs of a strengthening U.S. economy and a continued rebound in oil prices. The most notable event of the quarter, however, occurred in late June when investors were shocked by the U.K. decision to leave the European Union. The vote results sparked a sharp two-day selloff, after which developed markets rallied into the end of the month and recovered much of the losses.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI AC Asia ex Japan Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

•

As part of its investment strategy, the Fund utilized derivatives in the form of financial futures contracts. The Fund invests in derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund may seek to enhance returns using derivatives. During the period, the Fund’s use of financial futures contracts contributed positively to Fund performance.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JULY 31, 2016

BlackRock MSCI Asia ex Japan Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.

[3]

A free float-adjusted market capitalization index designed to measure equity market performance of the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	15.13%	(1.14)%	(7.05)%
Class K	15.13	(1.12)	(7.03)
MSCI AC Asia ex Japan Index (in USD)	16.00	(1.48)	(6.95)

[5]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on June 9, 2015.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,151.30	$2.46	$1,000.00	$1,022.58	$2.31	0.46%
Class K. . . . . . . . . . . . .	$1,000.00	$1,151.30	$2.41	$1,000.00	$1,022.63	$2.26	0.45%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2016	7

BlackRock MSCI Asia ex Japan Index Fund

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

Samsung Electronics Co. Ltd	4%
Tencent Holdings Ltd.	4
Taiwan Semiconductor Manufacturing Co. Ltd.	4
Alibaba Group Holding Ltd. — ADR	2
China Mobile Ltd.	2
AIA Group Ltd.	2
China Construction Bank Corp., Class H	2
Infosys Ltd. — ADR	2
Baidu, Inc. — ADR	1
Industrial & Commercial Bank of China Ltd., Class H	1

Geographic Allocation	Percent of Net Assets

China	25%
Hong Kong	18
South Korea	17
Taiwan	14
India	10
Singapore	5
Malaysia	3
Indonesia	3
Thailand	3
Philippines	2

8	BLACKROCK FUNDS	JULY 31, 2016

Fund Summary as of July 31, 2016	BlackRock MSCI World Index Fund

Investment Objective

BlackRock MSCI World Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed market equities.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2016, the Fund’s Institutional Shares returned 0.23% while Class K Shares returned 0.37%. The benchmark MSCI World Index returned (0.46)% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Developed equity markets experienced significant negative performance at the beginning of the period driven primarily by weaker global growth expectations. Developed markets took a sharp downturn as investors began to sell risk assets because of downward revisions to global growth expectations. Volatility increased specifically due to disappointing macro data in the Euro-zone, Asia and US. China’s weakness in particular weighed on commodity prices and stocks with high exposure to Chinese demand. A significant selloff in the Chinese equity market spread across all developed areas despite continued Chinese government intervention. As a result, European equities sold off into correction territory.

•

Downward pressure continued when the Fed decided to keep rates unchanged while highlighting risks to growth from global macro developments. Weak Euro-zone consumer confidence and Japanese inflation figures contributed to underperformance. Specific to sector performance, the auto industry was impacted by the Volkswagen emissions scandal which spread more broadly to autos globally. A bright spot for markets, however, was the European Central Bank’s (“ECB”) confirmation that stimulus will continue until 2016 “or beyond” if needed, and Japan’s pledge to follow through with the corporate tax cut.

•

Global markets bounced back toward the end of 2015 on expectations that the start of the Fed rate hiking cycle would be delayed and China would cut rates. The indexes also benefited from a rally in energy stocks following rising oil prices. ECB President Draghi also made a key announcement that the bank was prepared to provide additional monetary accommodation.

•	2016 had the worst monthly start since 2008 as the markets struggled with weakness in China and plunging oil prices. Performance declined early in January as concerns about the slowing global economy rattled developed markets globally. Markets partially recovered at the end of January when central banks around the world stepped in to provide monetary stimulus, including the Bank of Japan, which unexpectedly adopted a negative interest rate policy. The downtrend resumed on disappointing global macro data that perpetuated fears of a global growth slowdown. Markets abruptly reversed the trend and recovered in March when the People’s Bank of China cut reserve requirement ratios and the ECB announced more monetary stimulus than anticipated. On top of looser policy around the globe, in the United States, the Fed lowered the expected number of rate increases for 2016. Oil price stability toward the end of the quarter helped decrease global volatility and fuel the recovery as well.

•

In the second quarter of 2016, developed markets benefited from signs of a strengthening U.S. economy and a continued rebound in oil prices. The most notable event of the quarter, however, occurred in late June when investors were shocked by the U.K. decision to leave the European Union. The vote results sparked a sharp two-day selloff, after which developed markets rallied into the end of the month and recovered much of the losses.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI World Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

•

As part of its investment strategy, the Fund utilized derivatives in the form of financial futures contracts. The Fund invests in derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund may seek to enhance returns using derivatives. During the period, the Fund’s use of financial futures contracts contributed positively to Fund performance.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2016	9

BlackRock MSCI World Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	11.15%	0.23%	(0.37)%
Class K	11.29	0.37	(0.24)
MSCI World Index	11.58	(0.46)	(0.84)

[5]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on June 1, 2015.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional . . . . . . . .	$1,000.00	$1,111.50	$0.79	$1,000.00	$1,024.12	$0.75	0.15%
Class K . . . . . . . . .	$1,000.00	$1,112.90	$0.74	$1,000.00	$1,024.17	$0.70	0.14%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

10	BLACKROCK FUNDS	JULY 31, 2016

BlackRock MSCI World Index Fund

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Apple, Inc	2%
Microsoft Corp	1
Exxon Mobil Corp	1
Johnson & Johnson	1
Amazon.com, Inc.	1
General Electric Co.	1
Facebook, Inc.	1
AT&T, Inc.	1
Nestle SA, Registered Shares	1
Alphabet, Inc.	1

Geographic Allocation	Percent of Net Assets[1]
United States	58%
Japan	9
United Kingdom	6
France	4
Canada	4
Switzerland	3
Germany	3
Australia	3
Netherlands	2
Other	6
Short-Term Securities	1
Other Assets Less Liabilities	1

[1]

Other includes a 1% or less investment in each of the following countries: Hong Kong, Spain, Sweden, Ireland, Denmark, Singapore, Italy, Belgium, Finland, Israel, Norway, Austria, New Zealand, Portugal, Bermuda, United Arab Emirates, and Luxembourg.

BLACKROCK FUNDS	JULY 31, 2016	11

Fund Summary as of July 31, 2016	BlackRock Small/Mid Cap Index Fund

Investment Objective

BlackRock Small/Mid Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

•

Since inception (August 13, 2015) through July 31, 2016, the Fund’s Institutional Shares returned 3.44%, Investor A Shares returned 3.24%, and Class K Shares returned 3.48%. The benchmark Russell 2500™ Index returned 3.12% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The period started well with strong manufacturing and construction data and merger and acquisition activity. This momentum stuttered as volatility and uncertainty became major themes through the remainder of 2015 given a sharp selloff in Chinese equities, falling oil prices and anticipation of a rate hike from the Fed.

•

Many markets reached considerable headwinds, including the United States, in the latter half of 2015 due to significant events. These included geopolitical strife in the Middle East and Russia, terrorist attacks in France and San Bernardino, California, slowing growth globally, oil price instability, and the Fed starting a tightening cycle.

•

The first week of 2016 was the worst start to a year since 2009, and by February 11, the S&P 500 Total Return Index hit a low for the year of (10.27)%. With fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan, equities suffered.

•

Russia and Saudi Arabia agreed to freeze oil production, and oil began to rebound in first quarter of 2016. U.S. equities responded in kind, aided by dovish comments from Fed officials. In March, the European Central Bank unexpectedly cut rates and increased asset purchases, while the

Fed kept rates unchanged and scaled back the expected number of rate hikes this year. Despite the terror attacks in Brussels, the market rallied in March and the S&P 500 Index ended the quarter up 1.35%.

•

Domestic equity markets posted gains in the second quarter of 2016 despite increased volatility in June from the Brexit (i.e., the United Kingdom’s vote to leave the European Union). Following the vote, equity markets declined worldwide and investors rushed to high quality assets, driving U.S. Treasury yields further down.

•	U.S. equities capitalized on the upward momentum from their March rally, which continued through the second quarter as commodities rebounded and dovish comments from the Fed fueled the market.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2500™ Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

•

As part of its investment strategy, the Fund utilized derivatives in the form of financial futures contracts. The Fund invests in derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund may seek to enhance returns using derivatives. During the period, the Fund’s use of financial futures contracts contributed positively to Fund performance.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information*

Sector Allocation	Percent of Net Assets
Financials	26%
Information Technology	15
Industrials	14
Consumer Discretionary	13
Health Care	11
Materials	6
Utilities	4
Energy	4
Consumer Staples	3
Telecommunication Services	1
Short-Term Securities	9
Liabilities in Excess of Other Assets	(6)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

12	BLACKROCK FUNDS	JULY 31, 2016

BlackRock Small/Mid Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.

[3]

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016
	Aggregate Total Returns[5]
	6-Month Total Returns	Since Inception[6]
Institutional	19.07%	3.44%
Investor A	19.07	3.24
Class K	19.09	3.48
Russell 2500™ Index	18.88	3.12

[5]	Aggregate total returns reflect reductions for service fees, if any. See "About Fund Performance" on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on August 13, 2015.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,190.70	$0.65	$1,000.00	$1,024.27	$0.60	0.12%
Investor A	$1,000.00	$1,190.70	$1.91	$1,000.00	$1,023.12	$1.76	0.35%
Class K	$1,000.00	$1,190.90	$0.44	$1,000.00	$1,024,47	$0.40	0.08%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2016	13

Fund Summary as of July 31, 2016	BlackRock Total Stock Market Index Fund

Investment Objective

BlackRock Total Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

•

Since inception (August 13, 2015) through July 31, 2016, the Fund’s Institutional Shares returned 5.75%, Investor A Shares returned 5.57%, and Class K Shares returned 5.78%. The benchmark Russell 3000® Index returned 5.51% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The period started well with strong manufacturing and construction data and merger and acquisition activity. This momentum stuttered as volatility and uncertainty became major themes through the remainder of 2015 given a sharp selloff in Chinese equities, falling oil prices and anticipation of a rate hike from the Fed.

•

Many markets reached considerable headwinds, including the United States, in the latter half of 2015 due to significant events. These included geopolitical strife in the Middle East and Russia, terrorist attacks in France and San Bernardino, California, slowing growth globally, oil price instability, and the Fed starting a tightening cycle.

•

The first week of 2016 was the worst start to a year since 2009, and by February 11, the S&P 500 Total Return Index hit a low for the year of (10.27)%. With fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan, equities suffered.

•

Russia and Saudi Arabia agreed to freeze oil production, and oil began to rebound in first quarter of 2016. U.S. equities responded in kind, aided by dovish comments from Fed officials. In March, the European Central Bank unexpectedly cut rates and increased asset purchases, while the Fed kept rates unchanged and scaled back the expected number of rate hikes this year. Despite the terror attacks in Brussels, the market rallied in March and the S&P 500 Index ended the quarter up 1.35%.

•

Domestic equity markets posted gains in the second quarter of 2016 despite increased volatility in June from the Brexit (i.e., the United Kingdom’s vote to leave the European Union). Following the vote, equity markets declined worldwide and investors rushed to high quality assets, driving U.S. Treasury yields further down.

•	U.S. equities capitalized on the upward momentum from their March rally, which continued through the second quarter as commodities rebounded and dovish comments from the Fed fueled the market.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 3000® Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	2%
Microsoft Corp.	2
Exxon Mobil Corp.	2
Johnson & Johnson	1
Amazon.com, Inc.	1
General Electric Co.	1
Facebook, Inc.	1
Berkshire Hathaway, Inc.	1
AT&T, Inc.	1
JPMorgan Chase & Co.	1

Sector Allocation	Percent of Net Assets
Information Technology	19%
Financials	17
Health Care	14
Consumer Discretionary	13
Industrials	10
Consumer Staples	9
Energy	6
Utilities	3
Materials	3
Telecommunication Services	3
Short-Term Securities	7
Liabilities in Excess of Other Assets	(4)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

14	BLACKROCK FUNDS	JULY 31, 2016

BlackRock Total Stock Market Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.

[3]	An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016
	Aggregate Total Returns[5]
	6-Month Total Returns	Since Inception[6]
Institutional	14.33%	5.75%
Investor A	14.25	5.57
Class K	14.35	5.78
Russell 3000® Index	14.18	5.51

[5]	Aggregate total returns reflect reductions for service fees, if any. See "About Fund Performance" on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on August 13, 2015.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,143.30	$0.32	$1,000.00	$1,024.57	$0.30	0.06%
Investor A	$1,000.00	$1,142.50	$1.54	$1,000.00	$1,023.42	$1.46	0.29%
Class K	$1,000.00	$1,143.50	$0.16	$1,000.00	$1,024.71	$0.15	0.03%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2016	15

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 30, 2015, Class K Shares of BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund performance results are those of Institutional Shares of BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund, respectively, restated to reflect Class K Share fees.

•

Investor A Shares (available only in BlackRock Midcap Index Fund, BlackRock Small/Mid Cap Index Fund and BlackRock Total Stock Market Index Fund) are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to November 30, 2015, Investor A Shares of BlackRock Midcap Index Fund performance results are those of Institutional Shares restated to reflect Investor A Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2016 and held through July 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
B/E Aerospace, Inc.	39,152	$1,872,836
HEICO Corp.	7,201	500,542
HEICO Corp., Class A	15,172	874,969
Hexcel Corp.	35,809	1,545,875
Huntington Ingalls Industries, Inc.	17,822	3,075,721
L-3 Communications Holdings, Inc.	29,289	4,441,091
Orbital ATK, Inc.	22,344	1,946,609
Rockwell Collins, Inc.	49,804	4,214,414
Spirit Aerosystems Holdings, Inc., Class A (a)	50,635	2,196,546
Textron, Inc.	103,122	4,021,758
TransDigm Group, Inc. (a)	19,191	5,364,268

		30,054,629
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	55,652	3,874,492
Expeditors International of Washington, Inc.	71,030	3,511,013

		7,385,505
Airlines — 0.9%
Alaska Air Group, Inc.	46,618	3,133,662
American Airlines Group, Inc.	222,221	7,888,845
Copa Holdings SA, Class A	12,585	843,195
JetBlue Airways Corp. (a)	125,411	2,298,784
Spirit Airlines, Inc. (a)	27,989	1,196,530
United Continental Holdings, Inc. (a)	129,503	6,072,396

		21,433,412
Auto Components — 0.9%
Allison Transmission Holdings, Inc.	54,029	1,557,116
BorgWarner, Inc.	83,070	2,756,263
Delphi Automotive PLC	104,546	7,090,310
Gentex Corp.	109,211	1,929,758
Goodyear Tire & Rubber Co.	101,703	2,915,825
Lear Corp.	28,230	3,202,693
Visteon Corp.	11,421	800,498

		20,252,463
Automobiles — 0.2%
Harley-Davidson, Inc.	69,377	3,671,431
Thor Industries, Inc.	18,531	1,418,363

		5,089,794
Banks — 3.0%
Associated Banc-Corp	57,890	1,076,754
Bank of Hawaii Corp.	16,370	1,128,220
BankUnited, Inc.	38,718	1,162,314
BOK Financial Corp.	10,241	668,020
CIT Group, Inc.	76,211	2,633,852
Citizens Financial Group, Inc.	201,851	4,507,333
Comerica, Inc.	66,594	3,012,713
Commerce Bancshares, Inc.	32,193	1,522,407
Cullen/Frost Bankers, Inc.	20,737	1,407,835
East West Bancorp, Inc.	54,960	1,880,731
Fifth Third Bancorp	292,534	5,552,295
First Horizon National Corp.	89,807	1,307,590
First Niagara Financial Group, Inc.	134,971	1,374,005
First Republic Bank	55,766	3,996,749
Huntington Bancshares, Inc.	301,879	2,867,851
KeyCorp	318,938	3,731,575

Common Stocks	Shares	Value
Banks (continued)
M&T Bank Corp.	57,157	$6,547,906
PacWest Bancorp	45,685	1,889,075
Popular, Inc.	40,098	1,350,902
Regions Financial Corp.	484,170	4,439,839
Signature Bank (a)	20,209	2,429,930
SunTrust Banks, Inc.	192,125	8,124,966
SVB Financial Group (a)	19,855	1,993,839
Synovus Financial Corp.	47,682	1,451,440
TCF Financial Corp.	63,136	858,018
Western Alliance Bancorp (a)	36,098	1,228,415
Zions Bancorporation	77,059	2,148,405

		70,292,979
Beverages — 0.8%
Brown-Forman Corp., Class A	10,782	1,139,226
Brown-Forman Corp., Class B	37,795	3,711,091
Dr. Pepper Snapple Group, Inc.	70,924	6,986,723
Molson Coors Brewing Co., Class B	65,894	6,731,731

		18,568,771
Biotechnology — 1.4%
ACADIA Pharmaceuticals, Inc. (a)	34,870	1,291,585
Agios Pharmaceuticals, Inc. (a)	5,537	250,439
Alkermes PLC (a)	57,759	2,882,174
Alnylam Pharmaceuticals, Inc. (a)	28,700	1,953,896
BioMarin Pharmaceutical, Inc. (a)	62,161	6,180,047
Incyte Corp. (a)	62,384	5,627,661
Intercept Pharmaceuticals, Inc. (a)	6,370	1,102,201
Intrexon Corp. (a)	20,506	519,417
Ionis Pharmaceuticals, Inc. (a)	37,898	1,106,243
Juno Therapeutics, Inc. (a)	24,380	754,073
Medivation, Inc. (a)	61,088	3,909,021
Neurocrine Biosciences, Inc. (a)	32,901	1,652,617
OPKO Health, Inc. (a)(b)	123,888	1,232,686
Seattle Genetics, Inc. (a)	36,891	1,772,981
United Therapeutics Corp. (a)	16,841	2,037,929

		32,272,970
Building Products — 0.8%
Allegion PLC	36,590	2,648,750
AO Smith Corp.	27,962	2,597,390
Armstrong World Industries, Inc. (a)	18,368	780,089
Fortune Brands Home & Security, Inc.	58,502	3,701,422
Lennox International, Inc.	15,154	2,376,147
Masco Corp.	127,091	4,636,280
Owens Corning	43,831	2,319,098
USG Corp. (a)	34,520	972,083

		20,031,259
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	20,576	3,020,145
Ameriprise Financial, Inc.	60,096	5,759,600
Artisan Partners Asset Management, Inc., Class A	15,833	442,691
E*Trade Financial Corp. (a)	106,960	2,682,557
Eaton Vance Corp.	42,037	1,589,419
Federated Investors, Inc., Class B	34,623	1,093,048
Invesco Ltd.	157,221	4,587,709
Lazard Ltd., Class A	49,189	1,758,015
Legg Mason, Inc.	40,515	1,383,182

Portfolio Abbreviations

ADR	American Depositary Receipts	JPY	Japanese Yen	REIT	Real Estate Investment Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)	MSCI	Morgan Stanley Capital International	USD	United States Dollar
EUR	Euro	NVDR	Non-voting Depository Receipts	ADR	American Depositary Receipts
GBP	British Pound	PCL	Public Company Limited	CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	17

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
LPL Financial Holdings, Inc.	24,333	$655,774
Northern Trust Corp.	79,191	5,352,520
NorthStar Asset Management Group, Inc.	69,954	829,654
Raymond James Financial, Inc.	48,410	2,657,709
SEI Investments Co.	48,957	2,203,065
T. Rowe Price Group, Inc.	92,907	6,567,596
TD Ameritrade Holding Corp.	95,294	2,893,126

		43,475,810
Chemicals — 1.8%
Albemarle Corp.	42,962	3,616,112
Ashland, Inc.	23,718	2,685,826
Axalta Coating Systems Ltd. (a)	63,458	1,811,726
Cabot Corp.	23,652	1,151,616
Celanese Corp., Series A	56,600	3,589,572
CF Industries Holdings, Inc.	80,173	1,978,670
Eastman Chemical Co.	56,703	3,698,737
FMC Corp.	51,187	2,433,430
Huntsman Corp.	76,766	1,186,802
International Flavors & Fragrances, Inc.	30,532	4,068,389
Mosaic Co.	134,040	3,619,080
NewMarket Corp.	2,837	1,214,066
Platform Specialty Products Corp. (a)	66,007	607,264
RPM International, Inc.	50,019	2,714,031
Scotts Miracle-Gro Co., Class A	17,379	1,281,701
Valspar Corp.	30,097	3,204,428
Westlake Chemical Corp.	14,307	654,402
WR Grace & Co.	26,982	2,020,142

		41,535,994
Commercial Services & Supplies — 1.4%
Cintas Corp.	34,014	3,648,682
Clean Harbors, Inc. (a)	20,248	1,041,152
Copart, Inc. (a)	37,442	1,888,574
Covanta Holding Corp.	45,906	735,414
Iron Mountain, Inc.	99,666	4,107,236
KAR Auction Services, Inc.	52,790	2,257,828
Pitney Bowes, Inc.	72,490	1,399,782
Republic Services, Inc.	90,107	4,618,885
Rollins, Inc.	37,101	1,045,506
RR Donnelley & Sons Co.	79,942	1,432,561
Stericycle, Inc. (a)	31,492	2,842,783
Tyco International PLC	152,833	6,964,600

		31,983,003
Communications Equipment — 1.1%
Arista Networks, Inc. (a)	15,150	1,079,741
ARRIS International PLC (a)	72,573	1,976,889
Brocade Communications Systems, Inc.	178,543	1,660,450
CommScope Holding Co., Inc. (a)	49,126	1,471,324
EchoStar Corp., Class A (a)	17,980	700,321
F5 Networks, Inc. (a)	25,682	3,169,672
Harris Corp.	47,799	4,140,349
Juniper Networks, Inc.	142,716	3,238,226
Motorola Solutions, Inc.	66,886	4,640,551
Palo Alto Networks, Inc. (a)	33,296	4,358,113

		26,435,636
Construction & Engineering — 0.5%
AECOM (a)	58,275	2,068,180
Chicago Bridge & Iron Co. NV	40,087	1,355,341
Fluor Corp.	53,381	2,856,951
Jacobs Engineering Group, Inc. (a)	45,783	2,450,306
KBR, Inc.	56,325	789,677
Quanta Services, Inc. (a)	55,765	1,427,584

		10,948,039

Common Stocks	Shares	Value
Construction Materials — 0.5%
Eagle Materials, Inc.	17,974	$1,508,917
Martin Marietta Materials, Inc.	24,344	4,933,312
Vulcan Materials Co.	50,790	6,296,944

		12,739,173
Consumer Finance — 0.7%
Ally Financial, Inc.	169,629	3,060,107
Credit Acceptance Corp. (a)(b)	3,079	556,283
Navient Corp.	122,971	1,746,188
OneMain Holdings, Inc. (a)	15,648	451,288
Santander Consumer USA Holdings, Inc. (a)	19,594	215,338
SLM Corp. (a)	170,507	1,225,946
Synchrony Financial (a)	320,966	8,948,532

		16,203,682
Containers & Packaging — 1.3%
Aptargroup, Inc.	23,758	1,857,401
Avery Dennison Corp.	33,961	2,645,222
Ball Corp.	65,391	4,621,182
Bemis Co., Inc.	35,828	1,828,661
Berry Plastics Group, Inc. (a)	46,306	1,898,546
Crown Holdings, Inc. (a)	51,464	2,726,048
Graphic Packaging Holding Co.	122,714	1,673,819
Owens-Illinois, Inc. (a)	62,265	1,169,959
Packaging Corp. of America	35,791	2,673,230
Sealed Air Corp.	75,202	3,548,030
Silgan Holdings, Inc.	15,978	792,189
Sonoco Products Co.	38,009	1,935,799
WestRock Co.	95,908	4,115,412

		31,485,498
Distributors — 0.5%
Genuine Parts Co.	55,805	5,705,503
LKQ Corp. (a)	116,920	4,020,879
Pool Corp.	15,453	1,580,533

		11,306,915
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,696	853,495
H&R Block, Inc.	86,033	2,046,725
Service Corp. International	71,591	1,984,503
ServiceMaster Global Holdings, Inc. (a)	51,975	1,966,214

		6,850,937
Diversified Financial Services — 1.1%
CBOE Holdings, Inc.	30,998	2,132,662
FactSet Research Systems, Inc.	15,272	2,626,173
Interactive Brokers Group, Inc., Class A	24,684	859,991
Leucadia National Corp.	125,421	2,290,188
MarketAxess Holdings, Inc.	14,079	2,276,011
Moody’s Corp.	64,901	6,880,155
Morningstar, Inc.	6,631	560,850
MSCI, Inc.	34,809	2,994,966
Nasdaq, Inc.	42,841	3,031,429
Voya Financial, Inc.	77,978	1,998,576

		25,651,001
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	205,683	6,466,674
Frontier Communications Corp.	445,274	2,315,425
Level 3 Communications, Inc. (a)	111,989	5,666,643
Zayo Group Holdings, Inc. (a)	62,545	1,770,023

		16,218,765
Electric Utilities — 2.6%
Avangrid, Inc.	20,838	940,627
Edison International	121,334	9,388,825
Entergy Corp.	68,415	5,568,297

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Electric Utilities (continued)
Eversource Energy	121,790	$7,123,497
FirstEnergy Corp.	162,821	5,685,709
Great Plains Energy, Inc.	59,253	1,764,555
Hawaiian Electric Industries, Inc.	41,461	1,287,364
ITC Holdings Corp.	57,729	2,669,966
OGE Energy Corp.	76,663	2,466,249
Pinnacle West Capital Corp.	42,422	3,345,823
PPL Corp.	260,524	9,824,360
Westar Energy, Inc.	54,377	3,021,730
Xcel Energy, Inc.	194,986	8,575,484

		61,662,486
Electrical Equipment — 0.8%
Acuity Brands, Inc.	16,669	4,374,446
AMETEK, Inc.	88,111	4,143,860
Hubbell, Inc.	20,939	2,257,852
Regal-Beloit Corp.	17,315	1,056,388
Rockwell Automation, Inc.	49,721	5,688,083
SolarCity Corp. (a)(b)	26,059	695,775

		18,216,404
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	114,815	6,833,789
Arrow Electronics, Inc. (a)	34,720	2,308,533
Avnet, Inc.	48,759	2,003,995
CDW Corp.	62,219	2,671,062
Cognex Corp.	31,172	1,408,039
Dolby Laboratories, Inc., Class A	19,719	992,063
FEI Co.	15,730	1,673,987
Fitbit, Inc., Series A (a)(b)	31,970	436,710
FLIR Systems, Inc.	52,488	1,710,059
Ingram Micro, Inc., Class A	55,438	1,898,197
IPG Photonics Corp. (a)	13,649	1,150,474
Jabil Circuit, Inc.	71,747	1,460,052
Keysight Technologies, Inc. (a)	65,764	1,922,939
National Instruments Corp.	39,962	1,146,110
Trimble Navigation Ltd. (a)	96,609	2,554,342
Zebra Technologies Corp., Class A (a)	20,241	1,072,975

		31,243,326
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	167,979	8,034,435
Diamond Offshore Drilling, Inc.	24,281	551,664
Dril-Quip, Inc. (a)	14,802	805,673
Ensco PLC, Class A	93,011	852,911
FMC Technologies, Inc. (a)	86,622	2,198,466
Frank’s International NV	13,078	161,121
Helmerich & Payne, Inc.	37,314	2,312,349
Nabors Industries Ltd.	107,715	969,435
National Oilwell Varco, Inc.	144,765	4,683,148
Noble Corp. PLC	71,789	529,803
Oceaneering International, Inc.	38,172	1,064,235
Patterson-UTI Energy, Inc.	55,672	1,079,480
Rowan Cos. PLC, Class A	49,016	747,004
RPC, Inc. (a)	21,608	313,100
Superior Energy Services, Inc.	58,172	929,007
Transocean Ltd.	132,566	1,456,900
Weatherford International PLC (a)	300,873	1,708,959

		28,397,690
Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	14,892	1,988,678
Rite Aid Corp. (a)	394,056	2,758,392
Sprouts Farmers Market, Inc. (a)	53,702	1,242,127
US Foods Holding Corp. (a)	16,549	399,824
Whole Foods Market, Inc.	121,924	3,716,243

		10,105,264

Common Stocks	Shares	Value
Food Products — 3.3%
Blue Buffalo Pet Products, Inc. (a)	23,965	$615,421
Bunge Ltd.	53,336	3,511,642
Campbell Soup Co.	71,405	4,446,389
ConAgra Foods, Inc.	167,526	7,833,516
Flowers Foods, Inc.	66,986	1,231,873
Hain Celestial Group, Inc. (a)	39,033	2,060,552
Hershey Co.	53,606	5,937,401
Hormel Foods Corp.	103,832	3,878,125
Ingredion, Inc.	27,487	3,662,368
J.M. Smucker Co.	44,330	6,833,913
Kellogg Co.	95,198	7,873,827
McCormick & Co., Inc.	44,238	4,523,336
Mead Johnson Nutrition Co.	71,612	6,387,790
Pilgrim’s Pride Corp.	23,723	551,560
Pinnacle Foods, Inc.	43,952	2,206,830
Post Holdings, Inc. (a)	24,563	2,128,875
TreeHouse Foods, Inc. (a)	20,938	2,160,592
Tyson Foods, Inc., Class A	111,725	8,222,960
WhiteWave Foods Co. (a)	66,501	3,690,140

		77,757,110
Gas Utilities — 0.5%
Atmos Energy Corp.	38,774	3,093,777
National Fuel Gas Co.	28,879	1,631,952
Piedmont Natural Gas Co., Inc.	31,056	1,857,149
Questar Corp.	67,462	1,698,019
UGI Corp.	66,183	2,995,443

		11,276,340
Health Care Equipment & Supplies — 3.5%
ABIOMED, Inc. (a)	15,189	1,791,846
Alere, Inc. (a)	33,091	1,240,912
Align Technology, Inc. (a)	27,675	2,467,226
C.R. Bard, Inc.	28,102	6,287,260
Cooper Cos., Inc.	18,145	3,310,918
DENTSPLY SIRONA, Inc.	87,979	5,634,175
DexCom, Inc. (a)	31,509	2,906,075
Edwards Lifesciences Corp. (a)	80,951	9,270,509
Hill-Rom Holdings, Inc.	25,158	1,344,192
Hologic, Inc. (a)	106,799	4,110,693
IDEXX Laboratories, Inc. (a)	34,002	3,189,048
Intuitive Surgical, Inc. (a)	14,481	10,075,301
ResMed, Inc.	53,225	3,666,138
St. Jude Medical, Inc.	106,713	8,861,448
Teleflex, Inc.	16,666	3,005,046
Varian Medical Systems, Inc. (a)	36,361	3,444,841
West Pharmaceutical Services, Inc.	27,470	2,205,292
Zimmer Biomet Holdings, Inc.	70,726	9,275,008

		82,085,928
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. (a)	27,971	1,580,362
AmerisourceBergen Corp.	68,131	5,804,080
Amsurg Corp. (a)	20,645	1,548,581
Brookdale Senior Living, Inc. (a)	71,544	1,321,418
Centene Corp. (a)	64,034	4,517,599
DaVita HealthCare Partners, Inc. (a)	64,129	4,972,563
Envision Healthcare Holdings, Inc. (a)	71,226	1,751,447
Henry Schein, Inc. (a)	31,306	5,665,760
Laboratory Corp. of America Holdings (a)	39,092	5,455,680
LifePoint Hospitals, Inc. (a)	15,600	923,208
MEDNAX, Inc. (a)	34,989	2,411,092
Patterson Cos., Inc.	32,153	1,587,072
Premier, Inc., Class A (a)	18,306	598,606
Quest Diagnostics, Inc.	54,081	4,670,435
Tenet Healthcare Corp. (a)	31,330	959,011
Universal Health Services, Inc., Class B	32,742	4,241,071

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	19

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
VCA, Inc. (a)	29,802	$2,126,075
WellCare Health Plans, Inc. (a)	17,018	1,817,522

		51,951,582
Health Care Technology — 0.5%
athenahealth, Inc. (a)	14,906	1,904,838
Cerner Corp. (a)	112,662	7,028,982
IMS Health Holdings, Inc. (a)	57,945	1,739,509
Inovalon Holdings, Inc., Class A (a)(b)	21,864	407,108
Veeva Systems, Inc., Class A (a)	36,944	1,403,502

		12,483,939
Hotels, Restaurants & Leisure — 2.4%
Aramark	92,487	3,315,659
Brinker International, Inc.	21,487	1,012,897
Chipotle Mexican Grill, Inc. (a)	10,568	4,480,726
Choice Hotels International, Inc.	13,183	636,607
Darden Restaurants, Inc.	44,491	2,738,866
Domino’s Pizza, Inc.	19,112	2,815,198
Dunkin’ Brands Group, Inc.	35,470	1,607,146
Extended Stay America, Inc.	30,326	429,416
Hilton Worldwide Holdings, Inc.	200,766	4,655,763
Hyatt Hotels Corp., Class A (a)	8,850	446,394
International Game Technology PLC	35,351	738,836
Marriott International, Inc., Class A	71,482	5,125,259
MGM Resorts International (a)	181,710	4,357,406
Norwegian Cruise Line Holdings Ltd. (a)	61,044	2,600,474
Panera Bread Co., Class A (a)	8,540	1,872,993
Royal Caribbean Cruises Ltd.	64,489	4,671,583
Six Flags Entertainment Corp.	27,359	1,542,774
Starwood Hotels & Resorts Worldwide, Inc.	64,644	5,046,111
Vail Resorts, Inc.	13,761	1,968,786
Wendy’s Co.	82,304	795,057
Wyndham Worldwide Corp.	41,999	2,982,769
Wynn Resorts Ltd.	30,665	3,003,637

		56,844,357
Household Durables — 1.9%
CalAtlantic Group, Inc.	28,902	1,046,542
D.R. Horton, Inc.	129,197	4,247,997
Garmin Ltd.	42,646	2,316,957
Harman International Industries, Inc.	26,965	2,228,388
Leggett & Platt, Inc.	50,526	2,656,152
Lennar Corp., Class A	67,035	3,137,238
Lennar Corp., Class B	6,095	228,806
Mohawk Industries, Inc. (a)	23,570	4,924,716
Newell Brands, Inc.	168,593	8,844,389
NVR, Inc. (a)	1,337	2,279,585
PulteGroup, Inc.	131,935	2,794,383
Tempur Sealy International, Inc. (a)	20,503	1,550,642
Toll Brothers, Inc. (a)	58,997	1,652,506
Tupperware Brands Corp.	19,425	1,217,559
Whirlpool Corp.	28,428	5,468,410

		44,594,270
Household Products — 0.6%
Church & Dwight Co., Inc.	49,046	4,818,279
Clorox Co.	49,541	6,493,339
Energizer Holdings, Inc.	23,629	1,217,602
Spectrum Brands Holdings, Inc.	9,484	1,221,255

		13,750,475
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	252,710	3,120,969
Calpine Corp. (a)	137,029	1,882,778
NRG Energy, Inc.	120,866	1,672,785

		6,676,532

Common Stocks	Shares	Value
Industrial Conglomerates — 0.4%
BWX Technologies, Inc.	35,844	$1,319,418
Carlisle Cos., Inc.	23,957	2,474,518
Roper Technologies, Inc.	38,202	6,508,093

		10,302,029
Insurance — 3.9%
Alleghany Corp. (a)	5,548	3,015,338
Allied World Assurance Co. Holdings AG	34,340	1,407,597
American Financial Group, Inc.	26,501	1,937,223
American National Insurance Co.	3,272	374,153
AmTrust Financial Services, Inc.	34,670	827,573
Arch Capital Group Ltd. (a)	44,676	3,244,818
Arthur J Gallagher & Co.	67,342	3,312,553
Aspen Insurance Holdings Ltd.	24,056	1,105,614
Assurant, Inc.	23,822	1,977,464
Assured Guaranty Ltd.	52,131	1,396,589
Axis Capital Holdings Ltd.	35,819	1,990,820
Brown & Brown, Inc.	44,768	1,641,195
Cincinnati Financial Corp.	57,586	4,301,674
CNA Financial Corp.	10,026	319,128
Endurance Specialty Holdings Ltd.	25,279	1,709,619
Erie Indemnity Co., Class A	9,035	882,629
Everest Re Group Ltd.	15,450	2,920,205
First American Financial Corp.	41,363	1,729,387
FNF Group	100,747	3,795,139
Hanover Insurance Group, Inc.	16,447	1,354,246
Hartford Financial Services Group, Inc.	150,277	5,988,538
Lincoln National Corp.	91,521	3,996,722
Loews Corp.	107,118	4,427,187
Markel Corp. (a)	5,250	4,980,937
Mercury General Corp.	1,974	109,300
Old Republic International Corp.	93,758	1,817,030
Principal Financial Group, Inc.	102,491	4,779,155
ProAssurance Corp.	20,480	1,057,997
Progressive Corp.	223,518	7,266,570
Reinsurance Group of America, Inc.	24,542	2,435,794
RenaissanceRe Holdings Ltd.	15,515	1,823,323
Torchmark Corp.	45,378	2,807,537
Unum Group	91,720	3,064,365
Validus Holdings Ltd.	29,888	1,477,364
W.R. Berkley Corp.	36,987	2,152,274
White Mountains Insurance Group Ltd.	1,830	1,503,016
XL Group PLC	106,367	3,681,362

		92,611,435
Internet & Catalog Retail — 0.7%
Expedia, Inc.	45,726	5,333,938
Groupon, Inc. (a)	135,720	654,171
Liberty Interactive Corp QVC Group, Series A (a)	169,598	4,546,922
Liberty Ventures, Series A (a)	51,144	1,928,640
TripAdvisor, Inc. (a)	43,593	3,050,202

		15,513,873
Internet Software & Services — 1.2%
Akamai Technologies, Inc. (a)	65,915	3,330,685
CommerceHub, Inc., Series A (a)	5,114	72,107
CommerceHub, Inc., Series C (a)	10,228	143,192
CoStar Group, Inc. (a)	12,243	2,545,320
GoDaddy, Inc., Class A (a)	17,253	516,210
IAC/InterActiveCorp	27,177	1,575,179
LinkedIn Corp., Class A (a)	45,048	8,682,101
Match Group, Inc. (a)(b)	11,955	188,291
Pandora Media, Inc. (a)	85,141	1,157,918
Rackspace Hosting, Inc. (a)	41,820	979,843
Twitter, Inc. (a)	242,904	4,041,922
VeriSign, Inc. (a)	36,249	3,139,526
Yelp, Inc. (a)	26,789	861,802

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
Zillow Group, Inc., Class A (a)(b)	20,239	$797,619
Zillow Group, Inc., Class C (a)	39,273	1,541,465

		29,573,180
IT Services — 3.7%
Alliance Data Systems Corp. (a)	22,105	5,119,960
Amdocs Ltd.	56,800	3,314,848
Black Knight Financial Services, Inc., Class A (a)	9,785	380,147
Booz Allen Hamilton Holding Corp.	43,636	1,347,480
Broadridge Financial Solutions, Inc.	45,070	3,050,338
Computer Sciences Corp.	53,178	2,543,504
CoreLogic, Inc. (a)	34,058	1,371,856
CSRA, Inc.	62,736	1,688,853
DST Systems, Inc.	12,744	1,571,718
Euronet Worldwide, Inc. (a)	19,197	1,463,963
Fidelity National Information Services, Inc.	124,498	9,901,326
First Data Corp., Class A (a)	120,075	1,488,930
Fiserv, Inc. (a)	85,070	9,388,325
FleetCor Technologies, Inc. (a)	35,127	5,328,063
Gartner, Inc. (a)	30,639	3,071,560
Genpact Ltd. (a)	58,201	1,558,041
Global Payments, Inc.	58,937	4,400,236
Jack Henry & Associates, Inc.	30,110	2,687,318
Leidos Holdings, Inc.	25,219	1,261,202
Paychex, Inc.	123,516	7,322,029
Sabre Corp.	79,207	2,308,884
Square, Inc., Class A (a)	19,164	192,981
Teradata Corp. (a)	50,407	1,430,551
Total System Services, Inc.	63,666	3,241,873
Vantiv, Inc., Class A (a)	59,346	3,250,380
VeriFone Systems, Inc. (a)	41,626	797,554
Western Union Co.	188,439	3,768,780
WEX, Inc. (a)	14,807	1,387,120
Xerox Corp.	384,544	3,960,803

		88,598,623
Leisure Products — 0.6%
Brunswick Corp.	34,639	1,718,787
Hasbro, Inc.	43,049	3,496,870
Mattel, Inc.	130,830	4,367,106
Polaris Industries, Inc.	23,065	2,277,669
Vista Outdoor, Inc. (a)	23,405	1,171,420

		13,031,852
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	124,497	5,989,551
Bio-Rad Laboratories, Inc., Class A (a)	8,001	1,160,865
Bio-Techne Corp.	14,051	1,579,613
Bruker Corp.	40,709	1,014,468
Charles River Laboratories International, Inc. (a)	17,849	1,569,463
Illumina, Inc. (a)	56,067	9,326,745
Mettler-Toledo International, Inc. (a)	10,029	4,124,025
PerkinElmer, Inc.	41,518	2,363,205
QIAGEN NV (a)	87,437	2,343,312
Quintiles Transnational Holdings, Inc. (a)	31,452	2,441,933
VWR Corp. (a)	30,405	952,285
Waters Corp. (a)	29,309	4,658,079

		37,523,544
Machinery — 3.4%
AGCO Corp.	26,776	1,289,532
Colfax Corp. (a)	38,098	1,118,557
Crane Co.	18,818	1,172,361
Cummins, Inc.	60,505	7,428,199
Donaldson Co., Inc.	48,569	1,754,798
Dover Corp.	58,744	4,196,084
Flowserve Corp.	49,758	2,380,920
Graco, Inc.	21,186	1,567,976

Common Stocks	Shares	Value
Machinery (continued)
IDEX Corp.	28,995	$2,603,461
Ingersoll-Rand PLC	98,455	6,523,628
ITT, Corp.	34,824	1,104,269
Lincoln Electric Holdings, Inc.	23,433	1,454,252
Manitowoc Foodservice, Inc. (a)	49,426	906,473
Middleby Corp. (a)	21,748	2,618,024
Nordson Corp.	21,936	1,936,729
Oshkosh Corp.	27,922	1,538,223
PACCAR, Inc.	131,252	7,739,931
Parker Hannifin Corp.	51,046	5,828,943
Pentair PLC	63,726	4,066,993
Snap-on, Inc.	22,094	3,472,514
Stanley Black & Decker, Inc.	57,235	6,965,500
Terex Corp.	41,448	1,000,555
Timken Co.	27,523	920,644
Toro Co.	20,442	1,879,642
Trinity Industries, Inc.	57,774	1,340,935
Valmont Industries, Inc.	8,558	1,120,670
WABCO Holdings, Inc. (a)	20,215	2,026,958
Wabtec Corp.	33,299	2,280,982
Xylem, Inc.	68,540	3,276,897

		81,514,650
Marine — 0.0%
Kirby Corp. (a)	20,715	1,128,760
Media — 2.0%
AMC Networks, Inc., Class A (a)	22,861	1,265,585
Cable One, Inc.	1,827	957,129
Cinemark Holdings, Inc.	40,578	1,525,733
Clear Channel Outdoor Holdings, Inc., Class A	14,126	98,741
Discovery Communications, Inc., Class A (a)	55,871	1,401,803
Discovery Communications, Inc., Class C (a)	91,915	2,255,594
Interpublic Group of Cos., Inc.	153,578	3,541,509
John Wiley & Sons, Inc., Class A	16,726	965,090
Liberty Broadband Corp., Class A (a)	10,345	649,769
Liberty Broadband Corp., Class C (a)	39,041	2,471,686
Liberty SiriusXM Group, Class A (a)	35,441	1,267,016
Liberty SiriusXM Group, Class C (a)	69,631	2,454,493
Lions Gate Entertainment Corp.	24,648	492,713
Live Nation Entertainment, Inc. (a)	50,521	1,385,286
Madison Square Garden Co., Class A (a)	7,206	1,317,185
News Corp., Class A	141,103	1,830,106
News Corp., Class B	50,292	675,924
Omnicom Group, Inc.	90,490	7,446,422
Regal Entertainment Group, Class A (b)	30,954	728,038
Scripps Networks Interactive, Inc., Class A	31,446	2,077,323
Sirius XM Holdings, Inc. (a)	680,063	2,985,476
Starz, Class A (a)	32,866	993,539
TEGNA, Inc.	83,033	1,818,423
Tribune Media Co., Class A	29,904	1,107,943
Viacom, Inc., Class A	4,700	233,308
Viacom, Inc., Class B	131,380	5,973,849

		47,919,683
Metals & Mining — 1.6%
Alcoa, Inc.	504,811	5,361,093
Compass Minerals International, Inc.	13,067	909,332
Freeport-McMoRan, Inc.	480,407	6,226,075
Newmont Mining Corp.	203,790	8,966,760
Nucor Corp.	121,978	6,542,900
Reliance Steel & Aluminum Co.	26,649	2,090,348
Royal Gold, Inc.	24,998	2,113,331
Southern Copper Corp.	32,693	849,691
Steel Dynamics, Inc.	90,015	2,414,202
Tahoe Resources, Inc.	115,821	1,802,175
United States Steel Corp.	53,507	1,470,907

		38,746,814

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	21

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Multi-Utilities — 3.0%
Alliant Energy Corp.	87,230	$3,511,007
Ameren Corp.	92,961	4,874,875
CenterPoint Energy, Inc.	165,426	3,956,990
CMS Energy Corp.	106,532	4,813,116
Consolidated Edison, Inc.	116,871	9,359,030
DTE Energy Co.	68,654	6,695,138
MDU Resources Group, Inc.	74,522	1,792,254
NiSource, Inc.	123,192	3,161,107
Public Service Enterprise Group, Inc.	194,010	8,926,400
SCANA Corp.	49,953	3,743,478
Sempra Energy	95,751	10,712,622
Vectren Corp.	31,991	1,654,894
WEC Energy Group, Inc.	121,335	7,875,855

		71,076,766
Multiline Retail — 1.3%
Burlington Stores, Inc. (a)	26,871	2,055,900
Dillard’s, Inc., Class A	7,037	476,264
Dollar General Corp.	109,056	10,331,966
Dollar Tree, Inc. (a)	86,865	8,364,231
JC Penney Co., Inc. (a)	120,233	1,161,451
Kohl’s Corp.	70,624	2,937,252
Macy’s, Inc.	118,150	4,233,315
Nordstrom, Inc.	41,732	1,845,806

		31,406,185
Oil, Gas & Consumable Fuels — 4.4%
Antero Resources Corp. (a)	63,661	1,667,282
Cabot Oil & Gas Corp.	177,619	4,381,861
Cheniere Energy, Inc. (a)	76,794	3,212,293
Chesapeake Energy Corp. (a)	235,786	1,277,960
Cimarex Energy Co.	36,241	4,349,645
Concho Resources, Inc. (a)	50,523	6,274,957
CONSOL Energy, Inc.	88,248	1,710,246
Continental Resources, Inc. (a)	33,852	1,491,181
Devon Energy Corp.	201,154	7,700,175
Diamondback Energy, Inc. (a)	28,033	2,461,017
Energen Corp.	37,633	1,783,052
EQT Corp.	66,385	4,836,811
Gulfport Energy Corp. (a)	48,791	1,419,330
Hess Corp.	108,908	5,842,914
HollyFrontier Corp.	52,412	1,332,313
Kosmos Energy Ltd. (a)	66,118	366,955
Laredo Petroleum, Inc. (a)	53,898	540,058
Marathon Oil Corp.	326,840	4,458,098
Marathon Petroleum Corp.	201,752	7,947,011
Memorial Resource Development Corp. (a)	40,193	602,091
Murphy Oil Corp.	63,343	1,737,498
Murphy USA, Inc. (a)	14,347	1,099,554
Newfield Exploration Co. (a)	76,958	3,332,281
Noble Energy, Inc.	164,270	5,867,724
ONEOK, Inc.	80,860	3,621,719
Parsley Energy, Inc., Class A (a)	59,404	1,693,608
PBF Energy, Inc., Class A	38,517	860,470
QEP Resources, Inc.	84,278	1,533,860
Range Resources Corp.	64,303	2,592,054
SM Energy Co.	26,737	725,375
Southwestern Energy Co. (a)	187,325	2,731,199
Targa Resources Corp.	59,907	2,232,135
Tesoro Corp.	45,736	3,482,796
Whiting Petroleum Corp. (a)	47,322	348,763
Williams Cos., Inc.	264,164	6,332,011
World Fuel Services Corp.	26,562	1,264,351
WPX Energy, Inc. (a)	107,733	1,076,253

		104,186,901

Common Stocks	Shares	Value
Paper & Forest Products — 0.3%
Domtar Corp.	24,387	$960,116
International Paper Co.	157,041	7,194,048

		8,154,164
Personal Products — 0.2%
Coty, Inc., Class A (b)	16,753	450,153
Edgewell Personal Care Co. (a)	22,399	1,895,179
Herbalife Ltd. (a)	28,373	1,929,648
Nu Skin Enterprises, Inc., Class A	21,707	1,159,154

		5,434,134
Pharmaceuticals — 0.8%
Akorn, Inc. (a)	32,636	1,117,130
Endo International PLC (a)	65,247	1,132,688
Mallinckrodt PLC (a)	41,952	2,825,048
Perrigo Co. PLC	50,186	4,586,498
Zoetis, Inc.	174,646	8,814,384

		18,475,748
Professional Services — 1.0%
Dun & Bradstreet Corp.	13,943	1,802,133
Equifax, Inc.	45,382	6,011,300
ManpowerGroup, Inc.	27,351	1,898,159
Nielsen Holdings PLC	138,129	7,439,628
Robert Half International, Inc.	48,805	1,783,334
TransUnion (a)	21,004	687,251
Verisk Analytics, Inc. (a)	58,849	5,018,643

		24,640,448
Real Estate Investment Trusts (REITs) — 10.8%
Alexandria Real Estate Equities, Inc.	27,868	3,129,576
American Campus Communities, Inc.	49,802	2,692,794
American Capital Agency Corp.	127,029	2,488,498
American Homes 4 Rent, Class A	64,206	1,393,270
Annaly Capital Management, Inc.	390,128	4,283,605
Apartment Investment & Management Co., Class A	59,437	2,732,319
Apple Hospitality REIT, Inc.	63,323	1,289,889
AvalonBay Communities, Inc.	52,522	9,750,709
Boston Properties, Inc.	58,580	8,325,975
Brandywine Realty Trust	66,698	1,125,195
Brixmor Property Group, Inc.	72,983	2,072,717
Camden Property Trust	32,556	2,916,692
Care Capital Properties, Inc.	32,792	969,987
Chimera Investment Corp.	73,508	1,233,464
Columbia Property Trust, Inc.	47,858	1,162,949
Communications Sales & Leasing, Inc.	46,826	1,455,352
Corporate Office Properties Trust	36,592	1,096,296
Corrections Corp. of America	44,831	1,436,834
CubeSmart	68,234	2,027,232
CyrusOne, Inc.	27,334	1,498,450
DCT Industrial Trust, Inc.	34,574	1,736,306
DDR Corp.	116,923	2,308,060
Digital Realty Trust, Inc.	56,262	5,877,129
Douglas Emmett, Inc.	53,395	2,031,146
Duke Realty Corp.	132,572	3,816,748
Empire State Realty Trust, Inc., Class A	47,341	993,688
EPR Properties	24,245	2,037,065
Equinix, Inc.	26,572	9,907,902
Equity Commonwealth (a)	46,744	1,403,255
Equity Lifestyle Properties, Inc.	29,290	2,408,810
Equity One, Inc.	35,292	1,174,165
Essex Property Trust, Inc.	24,933	5,831,330
Extra Space Storage, Inc.	46,210	3,974,984
Federal Realty Investment Trust	26,973	4,577,318
Forest City Realty Trust, Inc., Class A	87,426	2,067,625
Gaming and Leisure Properties, Inc.	72,054	2,581,695
General Growth Properties, Inc.	220,846	7,056,030

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	178,851	$7,016,325
Healthcare Trust of America, Inc., Class A	51,765	1,762,598
Highwoods Properties, Inc.	36,719	2,045,983
Hospitality Properties Trust	57,126	1,822,891
Host Hotels & Resorts, Inc.	281,731	4,997,908
Kilroy Realty Corp.	34,725	2,542,217
Kimco Realty Corp.	154,414	4,956,689
Lamar Advertising Co., Class A	31,574	2,142,612
Liberty Property Trust	56,082	2,320,673
Macerich Co.	54,832	4,893,208
MFA Financial, Inc.	143,468	1,078,879
Mid-America Apartment Communities, Inc.	28,899	3,063,872
National Retail Properties, Inc.	54,624	2,903,812
NorthStar Realty Finance Corp.	50,669	678,965
Omega Healthcare Investors, Inc.	70,554	2,434,113
Outfront Media, Inc.	53,196	1,237,871
Paramount Group, Inc.	69,573	1,226,572
Piedmont Office Realty Trust, Inc., Class A	55,815	1,224,581
Post Properties, Inc.	19,844	1,261,880
Prologis, Inc.	200,228	10,910,424
Rayonier, Inc.	47,209	1,285,029
Realty Income Corp.	98,785	7,060,164
Regency Centers Corp.	36,744	3,120,668
Retail Properties of America, Inc., Class A	91,223	1,608,261
Senior Housing Properties Trust	89,698	1,992,193
SL Green Realty Corp.	37,252	4,389,031
Sovran Self Storage, Inc.	17,519	1,793,420
Spirit Realty Capital, Inc.	182,883	2,500,011
Starwood Property Trust, Inc.	89,237	1,945,367
STORE Capital Corp.	58,069	1,811,172
Sun Communities, Inc.	23,943	1,895,088
Tanger Factory Outlet Centers, Inc.	36,005	1,502,849
Taubman Centers, Inc.	22,370	1,810,180
Two Harbors Investment Corp.	134,596	1,177,715
UDR, Inc.	100,898	3,756,433
Ventas, Inc.	129,433	9,857,617
VEREIT, Inc.	347,602	3,844,478
Vornado Realty Trust	65,653	7,051,132
Weingarten Realty Investors	44,745	1,932,537
Welltower, Inc.	136,846	10,855,993
Weyerhaeuser Co.	284,116	9,296,275
WP Carey, Inc.	39,920	2,900,188

		256,772,933
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A (a)	114,971	3,270,925
Howard Hughes Corp. (a)	13,893	1,659,658
Jones Lang LaSalle, Inc.	17,254	1,888,795
Realogy Holdings Corp. (a)	55,441	1,718,117

		8,537,495
Road & Rail — 0.7%
AMERCO, Inc.	2,384	942,896
Avis Budget Group, Inc. (a)	32,469	1,192,586
Genesee & Wyoming, Inc., Class A (a)	21,949	1,421,198
Hertz Global Holdings, Inc. (a)	26,742	1,301,801
JB Hunt Transport Services, Inc.	34,934	2,904,063
Kansas City Southern	41,472	3,985,874
Landstar System, Inc.	17,214	1,213,415
Old Dominion Freight Line, Inc. (a)	26,702	1,860,061
Ryder System, Inc.	20,756	1,367,820

		16,189,714
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	117,486	7,499,131
Cree, Inc. (a)	38,664	1,105,790
Cypress Semiconductor Corp.	121,816	1,417,938

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc. (a)	28,994	$1,353,440
KLA-Tencor Corp.	59,822	4,529,124
Lam Research Corp.	61,150	5,489,435
Linear Technology Corp.	91,133	5,467,069
Marvell Technology Group Ltd.	154,310	1,813,143
Maxim Integrated Products, Inc.	108,240	4,414,027
Microchip Technology, Inc.	80,499	4,478,964
Micron Technology, Inc. (a)	397,340	5,459,452
NVIDIA Corp.	195,362	11,155,170
ON Semiconductor Corp. (a)	157,927	1,584,008
Qorvo, Inc. (a)	48,881	3,090,746
Skyworks Solutions, Inc.	72,695	4,799,324
SunPower Corp. (a)(b)	21,327	310,948
Teradyne, Inc.	77,535	1,531,316
Xilinx, Inc.	97,228	4,966,406

		70,465,431
Software — 3.2%
Allscripts Healthcare Solutions, Inc. (a)	72,752	1,027,258
ANSYS, Inc. (a)	33,606	3,003,032
Atlassian Corp. PLC, Class A (a)	9,660	289,510
Autodesk, Inc. (a)	81,143	4,823,952
CA, Inc.	111,411	3,860,391
Cadence Design Systems, Inc. (a)	114,454	2,752,619
CDK Global, Inc.	59,493	3,438,101
Citrix Systems, Inc. (a)	59,471	5,300,650
Electronic Arts, Inc. (a)	111,550	8,513,496
FireEye, Inc. (a)	43,903	764,790
Fortinet, Inc. (a)	55,433	1,922,971
Guidewire Software, Inc. (a)	27,773	1,707,206
Manhattan Associates, Inc. (a)	27,514	1,597,188
NetSuite, Inc. (a)	15,373	1,673,351
Nuance Communications, Inc. (a)	85,646	1,376,331
PTC, Inc. (a)	43,640	1,733,817
Red Hat, Inc. (a)	69,317	5,218,877
ServiceNow, Inc. (a)	60,421	4,526,741
Splunk, Inc. (a)	50,237	3,141,822
SS&C Technologies Holdings, Inc.	64,355	2,073,518
Symantec Corp.	234,779	4,796,535
Synopsys, Inc. (a)	57,766	3,128,607
Tableau Software, Inc., Class A (a)	19,153	1,082,336
Tyler Technologies, Inc. (a)	12,666	2,064,811
Ultimate Software Group, Inc. (a)	10,522	2,200,150
Workday, Inc., Class A (a)	44,626	3,719,131
Zynga, Inc., Class A (a)	287,105	823,992

		76,561,183
Specialty Retail — 3.7%
Advance Auto Parts, Inc.	27,103	4,603,716
AutoNation, Inc. (a)	25,026	1,335,137
AutoZone, Inc. (a)	11,267	9,171,000
Bed Bath & Beyond, Inc.	56,867	2,556,172
Best Buy Co., Inc.	106,033	3,562,709
Cabela’s, Inc. (a)	19,472	1,005,339
CarMax, Inc. (a)	73,976	4,309,842
CST Brands, Inc.	28,628	1,280,244
Dick’s Sporting Goods, Inc.	33,853	1,736,320
Foot Locker, Inc.	51,561	3,074,067
GameStop Corp., Class A	39,550	1,224,072
Gap, Inc.	85,182	2,196,844
L Brands, Inc.	92,845	6,861,245
Michaels Cos., Inc. (a)	36,022	949,540
O’Reilly Automotive, Inc. (a)	36,225	10,528,072
Penske Automotive Group, Inc.	14,446	572,350
Ross Stores, Inc.	150,943	9,332,806
Sally Beauty Holdings, Inc. (a)	55,824	1,637,318
Signet Jewelers Ltd.	28,570	2,511,589

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	23

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Staples, Inc.	246,499	$2,289,976
Tiffany & Co.	41,870	2,701,452
Tractor Supply Co.	51,087	4,682,123
Ulta Salon Cosmetics & Fragrance, Inc. (a)	22,434	5,859,985
Urban Outfitters, Inc. (a)	34,744	1,038,846
Williams-Sonoma, Inc.	33,957	1,836,395

		86,857,159
Technology Hardware, Storage & Peripherals — 0.4%
Lexmark International, Inc., Class A	24,074	882,794
NCR Corp. (a)	47,848	1,577,548
NetApp, Inc.	110,910	2,922,478
Western Digital Corp.	108,225	5,141,770

		10,524,590
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	19,107	1,934,584
Coach, Inc.	106,694	4,599,578
Hanesbrands, Inc.	144,246	3,845,598
Kate Spade & Co. (a)	50,085	1,086,344
lululemon athletica, Inc. (a)	37,168	2,886,095
Michael Kors Holdings Ltd. (a)	65,853	3,405,917
PVH Corp.	30,902	3,122,956
Ralph Lauren Corp.	21,791	2,137,479
Skechers U.S.A., Inc., Class A (a)	40,354	969,303
Under Armour, Inc., Class A (a)	70,186	2,769,540
Under Armour, Inc., Class C (a)	70,841	2,529,024

		29,286,418
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	179,840	2,598,688
People’s United Financial, Inc.	117,655	1,783,650
TFS Financial Corp.	21,161	385,130

		4,767,468
Trading Companies & Distributors — 0.8%
Air Lease Corp.	37,380	1,076,918
Fastenal Co.	110,266	4,713,871
HD Supply Holdings, Inc. (a)	77,264	2,796,184
Herc Holdings, Inc. (a)	8,914	315,110
MSC Industrial Direct Co., Inc., Class A	18,179	1,305,798

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	33,936	$2,703,681
W.W. Grainger, Inc.	21,119	4,621,893
Watsco, Inc.	9,945	1,432,478
WESCO International, Inc. (a)	16,695	930,579

		19,896,512
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	29,277	2,244,082
Water Utilities — 0.3%
American Water Works Co., Inc.	68,267	5,637,489
Aqua America, Inc.	68,207	2,362,690

		8,000,179
Wireless Telecommunication Services — 0.4%
SBA Communications Corp., Class A (a)	47,663	5,481,245
Sprint Corp. (a)	290,784	1,785,414
Telephone & Data Systems, Inc.	36,848	1,160,343
United States Cellular Corp. (a)	5,144	208,075

		8,635,077
Total Long-Term Investments (Cost — $2,131,518,225) — 98.1%		2,325,838,968

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (c)(d)(e)	$4,519	4,519,466

	Shares
BlackRock Premier Government Institutional Fund, 0.24% (c)(d)	38,232,137	38,232,137
Total Short-Term Securities (Cost — $42,751,603) — 1.8%		42,751,603
Total Investments (Cost — $2,174,269,828) — 99.9%		2,368,590,571
Other Assets Less Liabilities — 0.1%		3,512,122

Net Assets — 100.0%		$2,372,102,693

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the year ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	—	4,519,466	$4,519,466	$4,519,466	$527,685	[1]
BlackRock Premier Government Institutional Fund[2]	—	38,232,137	38,232,137	38,232,137	90,839
Total				$42,751,603	$618,524

[1]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
98	S&P 500 E-Mini Index	September 2016	$10,624,180	$388,506
226	S&P MidCap 400 E-Mini Index	September 2016	$35,185,940	2,136,458
Total				$2,524,964

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation	[1]	—	—	$2,524,964	—	—	—	$2,524,964

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$6,182,717	—		—	$6,182,717

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$2,524,964	—		—	$2,524,964

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$43,477,383
Average notional value of contracts — short	$51,763,565	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,325,838,968	—	—	$2,325,838,968
Short-Term Securities	38,232,137	$4,519,466	—	42,751,603

Total	$2,364,071,105	$4,519,466	—	$2,368,590,571

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$2,524,964	—	—	$2,524,964
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	25

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$360,219	—	—	$360,219
Cash pledged for futures contracts	2,108,650	—	—	2,108,650
Liabilities:
Collateral on securities loaned at value	—	$(4,519,466)	—	(4,519,466)

Total	$2,468,869	$(4,519,466)	—	$(2,050,597)

During the year ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 24.4%
58.com, Inc. — ADR (a)	373	$19,400
AAC Technologies Holdings, Inc.	3,000	28,043
Agricultural Bank of China Ltd., Class H	135,000	49,728
Air China Ltd., Class H	6,000	4,581
Alibaba Group Holding Ltd. — SP ADR (a)	4,853	400,275
Aluminum Corp. of China Ltd., Class H (a)	12,000	3,881
Anhui Conch Cement Co. Ltd., Class H	5,500	14,471
ANTA Sports Products Ltd.	5,000	11,175
AviChina Industry & Technology Co. Ltd., Class H	8,000	5,883
Baidu, Inc. — ADR (a)	1,346	214,822
Bank of China Ltd., Class H	390,000	161,012
Bank of Communications Co. Ltd., Class H	53,000	35,875
Beijing Capital International Airport Co. Ltd., Class H	8,000	9,246
Byd Co. Ltd., Class H (a)	2,500	15,922
CGN Power Co. Ltd. (b)	59,000	17,476
China Cinda Asset Management Co. Ltd.	33,000	10,755
China CITIC Bank Corp. Ltd., Class H	48,000	30,426
China Coal Energy Co. Ltd., Class H (a)	12,000	6,351
China Communications Construction Co. Ltd., Class H	18,000	19,725
China Communications Services Corp. Ltd., Class H	14,000	7,614
China Conch Venture Holdings Ltd.	4,000	7,668
China Construction Bank Corp., Class H	416,000	279,777
China COSCO Holdings Co. Ltd., Class H (a)	10,000	3,501
China Everbright Bank Co. Ltd., Class H	11,000	4,794
China Evergrande Group	20,000	12,635
China Galaxy Securities Co. Ltd., Class H	9,500	8,244
China Huishan Dairy Holdings Co. Ltd.	15,000	5,900
China Life Insurance Co. Ltd., Class H	39,000	88,463
China Longyuan Power Group Corp., Class H	12,000	9,660
China Medical System Holdings Ltd.	6,000	8,839
China Mengniu Dairy Co. Ltd.	12,000	20,103
China Merchants Bank Co. Ltd., Class H	20,500	43,959
China Minsheng Banking Corp. Ltd., Class H	25,000	26,138
China National Building Material Co. Ltd., Class H	10,000	4,612
China Oilfield Services Ltd., Class H	8,000	6,330
China Pacific Insurance Group Co. Ltd., Class H	11,800	41,934
China Petroleum & Chemical Corp. Class H	124,000	88,929
China Railway Construction Corp. Ltd., Class H	7,000	8,439
China Railway Group Ltd., Class H (a)	21,000	15,887
China Resources Gas Group Ltd.	4,000	11,754
China Shenhua Energy Co. Ltd., Class H	13,500	25,920
China Shipping Container Lines Co. Ltd., Class H (a)	16,000	3,359
China Southern Airlines Co. Ltd., Class H	8,000	5,275
China Telecom Corp. Ltd., Class H	68,000	33,607
China Unicom Hong Kong Ltd.	28,000	29,829
China Vanke Co. Ltd., Class H	4,600	10,430
Chongqing Changan Automobile Co. Ltd.	8,100	13,453
Chongqing Rural Commercial Bank, Co. Ltd., Class H	9,000	4,736
CITIC Securities Co. Ltd., Class H	9,500	20,296
CNOOC Ltd.	87,000	104,855
Country Garden Holdings Co. Ltd.	18,000	7,344
CSPC Pharmaceutical Group Ltd.	20,000	17,318
CSR Corp. Ltd., Class H	26,000	23,923
Ctrip.com International Ltd. — ADR (a)	1,741	76,029
Dalian Wanda Commercial Properties Co. Ltd., Class H (b)	2,600	16,519
Dongfeng Motor Group Co. Ltd., Class H	10,000	12,383
Far East Horizon Ltd.	8,000	6,309
Fosun International Ltd.	13,000	17,057
GF Securities Co. Ltd., Class H	6,400	14,061
Great Wall Motor Co. Ltd., Class H	12,000	12,511
Guangzhou Automobile Group Co. Ltd., Class H	8,000	10,291
Guangzhou R&F Properties Co. Ltd., Class H	6,000	9,105
Haitian International Holdings Ltd.	4,000	6,715
Haitong Securities Co. Ltd., Class H	12,400	20,243
Hengan International Group Co. Ltd.	4,000	33,670
Huadian Power International Corp. Ltd., Class H	8,000	3,793

Common Stocks	Shares	Value
China (continued)
Huaneng Power International, Inc., Class H	26,000	$16,017
Huaneng Renewables Corp. Ltd., Class H	18,000	5,778
Huatai Securities Co. Ltd., Class H (b)	7,000	14,342
Industrial & Commercial Bank of China Ltd., Class H	362,000	206,518
JD.com, Inc. — ADR (a)	2,991	64,755
Jiangsu Expressway Co. Ltd., Class H	6,000	8,489
Jiangxi Copper Co. Ltd., Class H	5,000	5,747
Kingsoft Corp. Ltd.	2,000	3,414
Lenovo Group Ltd.	40,000	25,922
Longfor Properties Co. Ltd.	8,000	10,957
Luye Pharma Group Ltd. (a)	8,500	5,522
NetEase, Inc. — ADR	424	86,610
New China Life Insurance Co. Ltd., Class H	4,100	14,586
New Oriental Education & Technology Group, Inc. — SP ADR	669	29,476
People’s Insurance Co. Group of China Ltd., Class H	35,000	13,522
PetroChina Co. Ltd., Class H	100,000	68,549
PICC Property & Casualty Co. Ltd., Class H	22,000	34,280
Ping An Insurance Group Co. of China Ltd., Class H	25,000	117,327
Qunar Cayman Islands Ltd. — ADR (a)	180	5,413
Semiconductor Manufacturing International Corp. (a)	81,000	6,567
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,000	4,473
Shanghai Electric Group Co. Ltd., Class H (a)	10,000	4,167
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,000	4,918
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,780	5,575
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,800	9,036
Shenzhou International Group Holdings Ltd.	3,000	15,837
Shui On Land Ltd.	23,500	6,346
Sino-Ocean Land Holdings Ltd.	10,500	4,449
Sinopec Engineering Group Co. Ltd., Class H	8,000	6,998
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,000	7,831
Sinopharm Group Co. Ltd., Class H	4,800	23,318
Sinotrans Ltd., Class H	10,000	4,589
SOHO China Ltd.	13,000	6,011
SouFun Holdings Ltd. — ADR (a)	175	896
Sunac China Holdings Ltd.	6,000	3,777
TAL Education Group — ADR (a)	217	13,066
Tencent Holdings Ltd.	27,200	656,965
Tingyi Cayman Islands Holding Corp.	8,000	6,940
TravelSky Technology Ltd.,Class H	5,000	9,596
Tsingtao Brewery Co. Ltd., Class H	2,000	7,065
Vipshop Holdings Ltd. — ADR (a)	1,951	27,763
Want Want China Holdings Ltd.	28,000	17,194
Weichai Power Co. Ltd., Class H	4,000	4,810
Yanzhou Coal Mining Co. Ltd., Class H	8,000	4,939
YY, Inc. — ADR (a)	282	11,052
Zhejiang Expressway Co. Ltd., Class H	6,000	6,214
Zhuzhou CRRC Times Electric Co. Ltd.	2,000	11,066
Zijin Mining Group Co. Ltd., Class H	32,000	11,699
ZTE Corp., Class H	4,200	5,664

		3,949,303
Hong Kong — 17.6%
AIA Group Ltd.	57,800	360,047
Alibaba Health Information Technology Ltd. (a)	10,000	6,965
Alibaba Pictures Group Ltd. (a)	40,000	8,582
ASM Pacific Technology Ltd.	1,000	7,444
Bank of East Asia Ltd.	5,000	20,699
Beijing Enterprises Holdings Ltd.	2,500	14,134
Beijing Enterprises Water Group Ltd.	22,000	13,390
Belle International Holdings Ltd.	35,000	23,201
BOC Hong Kong Holdings Ltd.	17,500	57,619
Brilliance China Automotive Holdings Ltd.	12,000	13,360
Cathay Pacific Airways Ltd.	4,000	6,505
Cheung Kong Infrastructure Holdings Ltd.	3,000	26,558

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	27

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Cheung Kong Property Holdings Ltd.	13,500	$96,872
China Everbright International Ltd.	12,000	12,996
China Everbright Ltd.	4,000	7,662
China Gas Holdings Ltd.	8,000	12,664
China Jinmao Holdings Group Ltd.	22,000	6,145
China Merchants Holdings International Co. Ltd.	4,110	12,088
China Mobile Ltd.	30,000	371,506
China Overseas Land & Investment Ltd.	18,000	59,374
China Power International Development Ltd.	16,000	6,533
China Resources Beer Holdings Co. Ltd.	6,000	11,634
China Resources Land Ltd.	16,000	39,909
China Resources Power Holdings Co. Ltd.	8,000	12,785
China State Construction International Holdings Ltd.	8,000	10,721
China Taiping Insurance Holdings Co. Ltd. (a)	8,200	16,134
CITIC Ltd.	26,000	39,454
CK Hutchison Holdings Ltd.	13,000	152,372
CLP Holdings Ltd.	7,500	78,164
COSCO Pacific Ltd.	8,000	8,262
ENN Energy Holdings Ltd.	4,000	19,103
First Pacific Co. Ltd.	12,000	9,333
Galaxy Entertainment Group Ltd.	12,000	40,006
GCL-Poly Energy Holdings Ltd.	35,000	4,814
Geely Automobile Holdings Ltd.	25,000	16,489
GOME Electrical Appliances Holding Ltd.	61,000	7,415
Guangdong Investment Ltd.	14,000	21,514
Haier Electronics Group Co. Ltd.	6,000	10,079
Hang Lung Properties Ltd.	9,000	19,505
Hang Seng Bank Ltd.	3,500	62,656
Henderson Land Development Co. Ltd.	5,500	32,831
HK Electric Investments & HK Electric Investments Ltd. (b)(c)	20,000	19,159
HKT Trust & HKT Ltd. (c)	13,000	20,543
Hong Kong & China Gas Co. Ltd.	37,400	69,542
Hong Kong Exchanges & Clearing Ltd.	5,700	141,122
Hongkong Land Holdings Ltd.	6,500	41,706
Hysan Development Co. Ltd.	3,000	13,835
Jardine Matheson Holdings Ltd.	1,200	71,369
Kerry Properties Ltd.	3,000	8,227
Kunlun Energy Co. Ltd.	14,000	10,647
Li & Fung Ltd.	28,000	14,029
Link REIT	11,000	82,182
Melco Crown Entertainment Ltd. — ADR	890	12,424
MGM China Holdings Ltd.	4,000	5,816
MTR Corp. Ltd.	8,500	48,140
New World Development Co. Ltd.	29,000	33,796
Nine Dragons Paper Holdings Ltd.	10,000	7,972
NWS Holdings Ltd.	6,000	9,839
PCCW Ltd.	17,000	12,386
Power Assets Holdings Ltd.	7,000	68,620
Sands China Ltd.	12,800	48,975
Shanghai Industrial Holdings Ltd.	2,000	4,691
Shangri-La Asia Ltd.	6,000	6,456
Shimao Property Holdings Ltd.	5,000	6,547
Sino Biopharmaceutical Ltd.	26,000	17,419
Sino Land Co. Ltd.	12,000	21,471
SJM Holdings Ltd.	7,000	4,388
Sun Art Retail Group Ltd.	13,500	9,389
Sun Hung Kai Properties Ltd.	7,000	100,439
Swire Pacific Ltd., Class A	2,500	29,960
Swire Properties Ltd.	4,800	13,394
Techtronic Industries Co. Ltd.	6,500	27,526
WH Group Ltd. (b)	26,500	20,927
Wharf Holdings Ltd.	6,000	41,466
Wheelock & Co. Ltd.	4,000	21,450
Wynn Macau Ltd.	5,200	8,478
Yue Yuen Industrial Holdings Ltd.	3,500	14,222

		2,846,076

Common Stocks	Shares	Value
India — 9.8%
Axis Bank Ltd., — GDR	1,200	$49,084
Dr. Reddy’s Laboratories Ltd. — ADR	2,723	118,859
GAIL India Ltd., — GDR	3,423	116,895
ICICI Bank Ltd. — ADR	10,278	77,907
Infosys Ltd. — ADR	16,146	265,279
Larsen & Toubro Ltd. — GDR	4,923	114,433
Mahindra & Mahindra Ltd. — GDR	6,850	151,826
Reliance Industries Ltd. — GDR (b)	5,423	163,504
State Bank of India — GDR	3,423	115,869
Tata Motors Ltd. — ADR	3,423	129,492
Vedanta Ltd. — ADR	13,850	134,622
Wipro Ltd. — ADR	13,250	150,255

		1,588,025
Indonesia — 3.1%
Astra International Tbk PT	96,900	57,376
Bank Central Asia Tbk PT	59,400	65,647
Bank Danamon Indonesia Tbk PT	22,300	5,966
Bank Mandiri Persero Tbk PT	42,000	32,604
Bank Negara Indonesia Persero Tbk PT	34,700	14,227
Bank Rakyat Indonesia Persero Tbk PT	51,400	45,401
Bumi Serpong Damai Tbk PT	51,400	8,232
Charoen Pokphand Indonesia Tbk PT	32,400	9,306
Gudang Garam Tbk PT	2,900	14,975
Hanjaya Mandala Sampoerna Tbk PT	60,000	16,646
Indocement Tunggal Prakarsa Tbk PT	4,500	5,885
Indofood CBP Sukses Makmur Tbk PT	15,800	10,405
Indofood Sukses Makmur Tbk PT	24,200	15,434
Kalbe Farma Tbk PT	112,400	14,416
Lippo Karawaci Tbk PT	80,500	6,983
Matahari Department Store Tbk PT	9,200	14,041
Perusahaan Gas Negara Persero Tbk PT	37,500	9,450
Semen Indonesia Persero Tbk PT	13,200	9,486
Summarecon Agung Tbk PT	53,000	6,890
Surya Citra Media Tbk PT	31,400	7,607
Telekomunikasi Indonesia Persero Tbk PT	247,900	80,694
Tower Bersama Infrastructure Tbk PT	12,400	5,405
Unilever Indonesia Tbk PT	7,400	25,487
United Tractors Tbk PT	5,400	6,508
Waskita Karya Persero Tbk PT	55,100	11,680
XL Axiata Tbk PT (a)	24,200	6,863

		507,614
Malaysia — 3.3%
Alliance Financial Group Bhd	7,000	6,854
AMMB Holdings Bhd	9,700	10,259
Astro Malaysia Holdings Bhd	8,400	6,026
Axiata Group Bhd	12,600	17,634
British American Tobacco Malaysia Bhd	700	8,488
CIMB Group Holdings Bhd	19,500	21,048
Dialog Group Bhd	15,600	5,840
DiGi.Com Bhd	16,800	20,478
Gamuda Bhd	9,100	10,776
Genting Bhd	8,300	16,774
Genting Malaysia Bhd	13,300	14,043
Genting Plantations Bhd	3,400	8,804
Hartalega Holdings Bhd	6,500	6,866
Hong Leong Bank Bhd	3,100	10,005
IHH Healthcare Bhd	12,200	19,601
IJM Corp. Bhd	15,800	13,160
IOI Corp. Bhd	15,000	15,597
Kuala Lumpur Kepong Bhd	2,900	16,483
Lafarge Malayan Cement Bhd	2,900	5,664
Malayan Banking Bhd	16,400	32,343
Malaysia Airports Holdings Bhd	4,100	5,992
Maxis Bhd	9,500	14,053
MISC Bhd	6,700	12,361

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	15,200	$24,459
Petronas Dagangan Bhd	1,400	8,000
Petronas Gas Bhd	3,400	18,606
PPB Group Bhd	2,700	10,622
Public Bank Bhd	12,400	59,443
Sapurakencana Petroleum Bhd	10,000	3,551
Sime Darby Bhd	12,100	22,079
Telekom Malaysia Bhd	6,300	10,571
Tenaga Nasional Bhd	15,700	55,482
UMW Holdings Bhd	2,800	3,926
Westports Holdings Bhd	5,800	6,420
YTL Corp. Bhd	25,100	10,305

		532,613
Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	5,900	9,783
Aboitiz Power Corp.	9,200	8,841
Alliance Global Group, Inc.	20,000	6,870
Ayala Corp.	1,190	21,999
Ayala Land, Inc.	32,700	27,432
Bank of the Philippine Islands	3,410	6,950
BDO Unibank, Inc.	5,660	13,611
DMCI Holdings, Inc.	25,500	7,050
Energy Development Corp.	42,800	5,340
Globe Telecom, Inc.	175	8,427
GT Capital Holdings, Inc.	380	12,427
International Container Terminal Services, Inc.	3,340	4,542
JG Summit Holdings, Inc.	12,590	22,328
Jollibee Foods Corp.	2,480	13,431
Megaworld Corp.	69,000	7,376
Metro Pacific Investments Corp.	71,000	11,315
Philippine Long Distance Telephone Co.	415	18,536
Robinsons Land Corp.	10,000	6,799
Security Bank Corp.	2,430	11,302
SM Investments Corp.	1,665	24,375
SM Prime Holdings, Inc.	50,500	31,341
Universal Robina Corp.	3,700	15,752

		295,827
Republic of Korea — 0.1%
Lotte Chilsung Beverage Co. Ltd.	5	7,376
Singapore — 4.7%
Ascendas Real Estate Investment Trust	13,591	24,906
CapitaLand Commercial Trust Ltd.	11,300	12,722
CapitaLand Ltd.	13,100	31,104
CapitaLand Mall Trust	12,100	19,388
City Developments Ltd.	1,700	10,819
ComfortDelGro Corp. Ltd.	10,300	21,778
DBS Group Holdings Ltd.	8,400	97,111
Genting Singapore PLC	33,300	19,605
Global Logistic Properties Ltd.	14,800	21,223
Golden Agri-Resources Ltd.	39,500	10,640
Hutchison Port Holdings Trust	28,600	13,608
Jardine Cycle & Carriage Ltd.	344	10,107
Keppel Corp. Ltd.	8,800	34,822
Noble Group Ltd. (a)	29,200	3,555
Oversea-Chinese Banking Corp. Ltd.	14,800	95,467
SembCorp Industries Ltd.	1,500	3,135
SembCorp Marine Ltd. (d)	3,400	3,628
Singapore Airlines Ltd.	2,600	21,312
Singapore Exchange Ltd.	3,400	19,197
Singapore Technologies Engineering Ltd.	7,800	19,227
Singapore Telecommunications Ltd.	39,200	122,927
StarHub Ltd.	3,500	10,251
Suntec Real Estate Investment Trust	12,300	15,393
United Overseas Bank Ltd.	6,400	87,816
UOL Group Ltd.	2,500	10,786

Common Stocks	Shares	Value
Singapore (continued)
Wilmar International Ltd.	9,300	$21,577
Yangzijiang Shipbuilding Holdings Ltd.	6,800	4,437

		766,541
South Korea — 17.2%
Amorepacific Corp.	208	64,180
Amorepacific Group	137	17,673
BGF Retail Co. Ltd.	55	9,832
BNK Financial Group, Inc.	925	7,280
Celltrion, Inc. (a)	441	41,011
Cheil Worldwide, Inc.	517	8,314
CJ CheilJedang Corp.	41	14,439
CJ Corp.	66	11,833
CJ E&M Corp.	110	6,984
CJ Korea Express Co. Ltd. (a)	45	8,061
Coway Co. Ltd.	229	17,506
Daelim Industrial Co. Ltd.	97	7,288
Daewoo Securities Co. Ltd.	323	2,625
DGB Financial Group, Inc.	635	5,115
Dongbu Insurance Co. Ltd.	247	14,040
Doosan Heavy Industries & Construction Co. Ltd.	310	7,288
E-Mart, Inc.	88	12,856
GS Engineering & Construction Corp. (a)	271	6,966
GS Holdings Corp.	285	12,315
GSretail Co. Ltd.	170	7,666
Hana Financial Group, Inc.	1,215	29,915
Hankook Tire Co. Ltd.	236	11,431
Hanmi Pharm Co. Ltd.	23	12,569
Hanmi Science Co. Ltd.	66	8,493
Hanon Systems	1,155	11,837
Hanssem Co. Ltd.	53	8,146
Hanwha Chemical Corp.	392	8,967
Hanwha Corp.	235	7,486
Hanwha Life Insurance Co. Ltd.	1,333	6,877
Hotel Shilla Co. Ltd.	113	6,022
Hyosung Corp.	97	12,054
Hyundai Department Store Co. Ltd.	87	9,653
Hyundai Development Co-Engineering & Construction	123	4,876
Hyundai Engineering & Construction Co. Ltd.	260	8,579
Hyundai Glovis Co. Ltd.	93	13,968
Hyundai Heavy Industries Co. Ltd. (a)	152	17,094
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,352
Hyundai Mobis Co. Ltd.	331	75,479
Hyundai Motor Co.	742	87,550
Hyundai Motor Co., Preference Shares	75	6,525
Hyundai Motor Co., Second Preference Shares	145	13,012
Hyundai Steel Co.	344	15,604
Hyundai Wia Corp.	66	5,071
Industrial Bank of Korea	1,144	12,115
Kakao Corp.	215	17,453
Kangwon Land, Inc.	583	21,340
KB Financial Group, Inc.	1,687	53,567
KCC Corp.	30	10,574
KEPCO Plant Service & Engineering Co. Ltd.	123	7,537
Kia Motors Corp.	1,232	46,410
Korea Aerospace Industries Ltd.	236	16,999
Korea Electric Power Corp.	1,291	70,681
Korea Gas Corp.	187	7,086
Korea Investment Holdings Co. Ltd.	236	9,906
Korea Zinc Co. Ltd.	40	18,246
Korean Air Lines Co. Ltd. (a)	217	5,519
KT Corp.	267	7,567
KT&G Corp.	488	52,773
LG Chem Ltd.	217	47,292
LG Chem Ltd., Preference Shares	47	7,462
LG Corp.	457	25,959
LG Display Co. Ltd.	1,054	29,222

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	29

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
LG Electronics, Inc.	451	$21,567
LG Household & Health Care Ltd.	45	40,533
LG Household & Health Care Ltd.	10	5,220
LG Innotek Co. Ltd.	81	6,476
LG Uplus Corp.	1,260	12,333
Lotte Chemical Corp.	83	22,553
Lotte Confectionery Co. Ltd.	40	6,767
Lotte Shopping Co. Ltd.	34	5,863
Mirae Asset Securities Co. Ltd.	325	7,735
NAVER Corp.	141	89,462
NCSoft Corp.	82	18,428
NH Investment & Securities Co. Ltd.	585	5,446
OCI Co. Ltd. (a)	86	7,171
Orion Corp.	17	14,002
Ottogi Corp.	9	6,291
Paradise Co. Ltd.	297	4,248
POSCO	336	68,083
Posco Daewoo Corp.	310	5,940
S-1 Corp.	125	11,351
S-Oil Corp.	262	18,041
Samsung C&T Corp.	342	41,399
Samsung Card Co. Ltd.	190	7,338
Samsung Electro-Mechanics Co. Ltd.	197	9,726
Samsung Electronics Co. Ltd.	494	679,733
Samsung Electronics Co. Ltd., Preference Shares	96	108,511
Samsung Fire & Marine Insurance Co. Ltd.	181	43,132
Samsung Heavy Industries Co. Ltd. (a)	462	4,120
Samsung Life Insurance Co. Ltd.	373	32,450
Samsung SDI Co. Ltd.	206	19,475
Samsung SDS Co. Ltd.	150	21,073
Samsung Securities Co. Ltd.	321	10,861
Shinhan Financial Group Co. Ltd.	1,864	66,610
Shinsegae Co. Ltd.	34	5,532
SK Holdings Co. Ltd.	250	46,645
SK Hynix, Inc.	2,767	85,207
SK Innovation Co. Ltd.	316	41,642
SK Telecom Co. Ltd.	137	28,153
Woori Bank	1,118	10,088
Yuhan Corp.	33	9,030

		2,781,775
Taiwan — 14.4%
Acer, Inc. (a)	17,000	8,104
Advanced Semiconductor Engineering, Inc.	31,000	36,595
Advantech Co. Ltd.	1,000	7,782
Asia Cement Corp.	12,000	10,977
Asustek Computer, Inc.	3,000	26,103
AU Optronics Corp.	33,000	13,486
Casetek Holdings Ltd.	1,000	4,039
Catcher Technology Co. Ltd.	4,000	27,889
Cathay Financial Holding Co. Ltd.	40,000	44,997
Chailease Holding Co. Ltd.	5,200	9,233
Chang Hwa Commercial Bank Ltd.	25,680	13,818
Cheng Shin Rubber Industry Co. Ltd.	8,000	16,701
Chicony Electronics Co. Ltd.	3,030	7,498
China Airlines Ltd.	17,000	4,998
China Development Financial Holding Corp.	53,000	12,904
China Life Insurance Co. Ltd.	17,160	14,195
China Steel Corp.	54,000	37,356
Chunghwa Telecom Co. Ltd.	18,000	64,323
Compal Electronics, Inc.	15,000	9,425
CTBC Financial Holding Co. Ltd.	90,265	49,835
Delta Electronics, Inc.	10,000	52,747
E.Sun Financial Holding Co. Ltd.	38,259	21,367
Eclat Textile Co. Ltd.	1,000	11,209
Eva Airways Corp. (a)	11,000	5,236
Evergreen Marine Corp. Taiwan Ltd.	15,150	5,869

Common Stocks	Shares	Value
Taiwan (continued)
Far Eastern New Century Corp.	16,320	$12,753
Far EasTone Telecommunications Co. Ltd.	8,000	18,393
Feng TAY Enterprise Co. Ltd.	2,307	10,425
First Financial Holding Co. Ltd.	44,200	24,529
Formosa Chemicals & Fibre Corp.	18,000	46,907
Formosa Petrochemical Corp.	5,000	14,226
Formosa Plastics Corp.	22,000	53,684
Formosa Taffeta Co. Ltd.	4,000	3,794
Foxconn Technology Co. Ltd.	4,050	9,828
Fubon Financial Holding Co. Ltd.	38,000	47,288
Giant Manufacturing Co. Ltd.	1,000	6,752
Highwealth Construction Corp.	3,900	5,952
Hiwin Technologies Corp.	1,030	5,056
Hon Hai Precision Industry Co. Ltd.	68,000	187,653
Hotai Motor Co. Ltd.	1,000	10,047
HTC Corp.	3,000	8,947
Hua Nan Financial Holdings Co. Ltd.	32,922	17,970
Innolux Corp.	32,000	11,852
Inotera Memories, Inc. (a)	7,000	5,718
Inventec Co. Ltd.	12,000	9,327
Largan Precision Co. Ltd.	250	26,877
Lite-On Technology Corp.	11,055	16,579
MediaTek, Inc.	8,000	61,080
Mega Financial Holding Co. Ltd.	61,000	47,836
Merida Industry Co. Ltd.	1,000	4,633
Nan Ya Plastics Corp.	26,000	49,256
Nien Made Enterprise Co. Ltd.	1,000	10,440
Novatek Microelectronics Corp.	2,000	7,028
OBI Pharma, Inc. (a)	1,000	15,452
Pegatron Corp.	8,000	19,693
Phison Electronics Corp.	1,000	8,297
Pou Chen Corp.	8,000	10,920
Powertech Technology, Inc.	4,000	10,180
President Chain Store Corp.	3,000	24,374
Quanta Computer, Inc.	11,000	22,402
Realtek Semiconductor Corp.	3,000	10,880
Ruentex Development Co. Ltd. (a)	4,536	5,442
Ruentex Industries Ltd.	3,000	4,799
Shin Kong Financial Holding Co. Ltd.	39,755	8,086
Siliconware Precision Industries Co.	13,302	20,023
Simplo Technology Co. Ltd.	2,000	7,068
SinoPac Financial Holdings Co. Ltd.	48,312	15,609
Standard Foods Corp.	3,300	8,207
Synnex Technology International Corp.	7,000	8,270
TaiMed Biologics, Inc. (a)	1,000	6,820
Taishin Financial Holding Co. Ltd.	28,000	11,247
Taiwan Business Bank (a)	28,971	7,641
Taiwan Cement Corp.	16,000	17,008
Taiwan Cooperative Financial Holding Co. Ltd.	36,750	17,225
Taiwan Fertilizer Co. Ltd.	5,000	6,972
Taiwan Mobile Co. Ltd.	10,000	34,477
Taiwan Semiconductor Manufacturing Co. Ltd.	119,000	642,801
Teco Electric and Machinery Co. Ltd.	9,000	7,977
Transcend Information, Inc.	2,000	6,008
Uni-President Enterprises Corp.	21,840	44,635
United Microelectronics Corp.	62,000	23,089
Vanguard International Semiconductor Corp.	5,000	9,068
Wistron Corp.	9,276	7,379
WPG Holdings Ltd.	8,000	10,190
Yuanta Financial Holding Co. Ltd.	33,865	11,901
Yulon Motor Co. Ltd.	6,000	5,336
Zhen Ding Technology Holding Ltd.	2,000	4,113

		2,325,105
Thailand — 2.8%
Advanced Info Service PCL — NVDR	4,800	24,557
Airports of Thailand PCL — NVDR	2,100	23,845

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Thailand (continued)
Bangkok Bank PCL — NVDR	1,400	$6,876
Bangkok Bank PCL, Foreign Registered Shares	1,400	6,894
Bangkok Dusit Medical Services PCL — NVDR	21,400	13,849
BEC World PCL — NVDR	6,800	4,835
BTS Group Holdings PCL — NVDR	34,900	9,432
Bumrungrad Hospital PCL — NVDR	2,000	10,587
Central Pattana PCL — NVDR	5,400	8,922
Charoen Pokphand Foods PCL — NVDR	13,700	11,043
CP ALL PCL — NVDR	20,800	30,963
Delta Electronics Thailand PCL NVDR	2,700	5,536
Electricity Generating PCL	3,000	17,147
Glow Energy PCL — NVDR	3,300	8,135
Home Product Center PCL NVDR	41,900	12,168
Indorama Ventures PCL — NVDR	9,100	8,712
IRPC PCL — NVDR	56,500	8,067
Kasikornbank PCL — NVDR	2,300	13,076
Kasikornbank PCL, Foreign Registered Shares	4,600	26,399
Krung Thai Bank PCL — NVDR	13,100	6,560
Minor International PCL — NVDR	10,500	12,301
PTT Exploration & Production PCL — NVDR	8,000	19,177
PTT Global Chemical PCL — NVDR	5,700	10,003
PTT PCL — NVDR	5,500	52,600
Robinson Department Store PCL	2,000	3,794
Siam Cement PCL — NVDR	600	8,810
Siam Cement PCL, Foreign Registered Shares	1,500	22,013
Siam Commercial Bank PCL — NVDR	6,100	27,859
Thai Oil PCL — NVDR	4,500	7,883
Thai Union Group PCL	11,600	7,273
TMB Bank PCL	92,300	6,003
True Corp. PCL — NVDR	31,973	8,225

		443,544
Total Common Stocks — 99.2%		16,043,799

Rights — 0.0%	Shares	Value
Hong Kong — 0.0%
China Resources Beer Holdings Co. Ltd. (a)	1,999	$804
Total Long-Term Investments (Cost — $17,230,620) — 99.2%		16,044,603

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (e)(f)(g)	$4	3,553

	Shares
BlackRock Premier Government Institutional Fund, 0.24% (e)(f)	15,860	15,860
Total Short-Term Securities (Cost — $19,413) — 0.1%		19,413
Total Investments (Cost — $17,250,033) — 99.3%		16,064,016
Other Assets Less Liabilities — 0.7%		110,521

Net Assets — 100.0%		$16,174,537

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Security, or a portion of security, is on loan.

(e)	During the year ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	—	3,553	$3,553	$3,553	$2,291	[1]
BlackRock Premier Government Institutional Fund[2]	23,976	(8,116)	15,860	15,860	103
Total				$19,413	$2,394

[1] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2] Formerly FFI Premier Institutional Fund.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
2	MSCI Emerging Markets Mini Index	September 2016	$88,150	$2,295

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	31

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation	—	—	$2,295	—	—	—	$2,295

For the year ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$18,140	—	—	—	$18,140

							Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$2,295	—	—	—	$2,295

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$93,331

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$949,557	$2,999,746	—	$3,949,303
Hong Kong	32,967	2,813,109	—	2,846,076
India	1,272,682	315,343	—	1,588,025
Indonesia	—	507,614	—	507,614
Malaysia	121,616	410,997	—	532,613
Philippines	—	295,827	—	295,827
Republic of Korea	—	7,376	—	7,376
Singapore	—	766,541	—	766,541
South Korea	6,767	2,775,008	—	2,781,775
Taiwan	—	2,325,105	—	2,325,105
Thailand	—	443,544	—	443,544
Rights	804	—	—	804
Short-Term Securities	15,860	3,553	—	19,413

Total	$2,400,253	$13,663,763	—	$16,064,016

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,295	—	—	$2,295
[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$5,000	—	—	$5,000
Foreign currency at value	48,684	—	—	48,684
Liabilities:
Collateral on securities loaned at value	—	$(3,553)	—	(3,553)

Total	$53,684	$(3,553)	—	$50,131

Valuation Input Table for Transfers (Level 1 and Level 2)

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1[2]	Transfers Into Level 2[2]	Transfers Out of Level 2[1]
Assets:
Investments:
Common Stocks	$94,257	$546,856	$546,856	$94,257

[1] Systematic Fair Value Prices were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	33

Schedule of Investments July 31, 2016	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.7%
AGL Energy Ltd.	7,851	$122,914
Alumina Ltd.	11,571	11,699
Amcor Ltd.	10,566	120,750
AMP Ltd.	27,093	119,868
APA Group (a)	10,646	78,730
Aristocrat Leisure Ltd.	6,116	74,229
Asciano Ltd.	7,376	51,325
ASX Ltd.	2,103	79,536
Aurizon Holdings Ltd.	18,411	72,855
AusNet Services	18,104	24,360
Australia & New Zealand Banking Group Ltd.	27,912	549,153
Bank of Queensland Ltd.	2,450	19,710
Bendigo & Adelaide Bank Ltd.	6,164	47,629
BHP Billiton Ltd.	30,999	459,473
Boral Ltd.	5,352	27,989
Brambles Ltd.	14,211	145,374
Caltex Australia Ltd.	2,262	57,204
Challenger Ltd.	8,151	58,939
CIMIC Group Ltd.	1,069	23,776
Coca-Cola Amatil Ltd.	3,782	26,457
Cochlear Ltd.	539	54,456
Commonwealth Bank of Australia	16,602	977,303
Computershare Ltd.	3,059	20,654
Crown Resorts Ltd.	2,629	26,200
CSL Ltd.	4,429	397,169
Dexus Property Group	11,769	87,405
Domino’s Pizza Enterprises, Ltd.	517	29,619
DUET Group (a)	27,920	57,154
Flight Centre Travel Group Ltd.	482	11,812
Fortescue Metals Group Ltd.	24,579	83,830
Goodman Group	19,958	114,467
GPT Group	18,738	79,918
Harvey Norman Holdings Ltd.	5,760	21,190
Healthscope Ltd.	18,926	42,626
Incitec Pivot Ltd.	20,268	44,377
Insurance Australia Group Ltd.	23,212	106,764
Lend Lease Group (a)	7,118	72,650
Macquarie Group Ltd.	2,876	162,831
Medibank Pvt Ltd.	26,335	61,472
Mirvac Group	28,091	46,994
National Australia Bank Ltd.	25,273	510,922
Newcrest Mining Ltd. (b)	7,051	137,329
Oil Search Ltd.	14,597	79,989
Orica Ltd.	5,565	60,085
Origin Energy Ltd.	19,760	83,322
Platinum Asset Management Ltd.	1,991	9,174
Qantas Airways Ltd. (b)	4,693	11,268
QBE Insurance Group Ltd.	12,782	106,686
Ramsay Health Care Ltd.	1,442	86,384
REA Group Ltd.	291	14,451
Rio Tinto Ltd.	3,723	142,074
Santos Ltd.	23,630	80,779
Scentre Group	48,416	195,139
Seek Ltd.	2,225	28,312
Sonic Healthcare Ltd.	2,864	50,032
South32 Ltd. (b)	61,679	86,972
Stockland	19,824	76,078
Suncorp Group Ltd.	12,001	122,515
Sydney Airport (a)	8,152	46,945
Tabcorp Holdings Ltd.	6,721	25,008
Tatts Group Ltd.	9,873	30,986
Telstra Corp. Ltd.	45,773	200,765
TPG Telecom Ltd.	2,446	23,911
Transurban Group (a)	18,495	176,713
Treasury Wine Estates Ltd.	5,781	42,464
Vicinity Centres	27,573	72,659
Vocus Communications Ltd.	3,819	25,970

Common Stocks	Shares	Value
Australia (continued)
Wesfarmers Ltd.	11,403	$372,948
Westfield Corp.	19,195	156,040
Westpac Banking Corp.	32,741	774,728
Woodside Petroleum Ltd.	7,063	144,279
Woolworths Ltd.	13,346	237,841

		8,883,629
Austria — 0.1%
Andritz AG	961	48,997
Erste Group Bank AG (b)	6,305	167,092
OMV AG	1,295	34,590
Raiffeisen Bank International AG (b)	5,231	69,022
Voestalpine AG	792	27,930

		347,631
Belgium — 0.5%
Ageas	1,997	67,137
Anheuser-Busch InBev SA	7,813	1,009,378
Colruyt SA	810	45,183
Groupe Bruxelles Lambert SA	977	82,420
KBC Groep NV (b)	2,256	117,270
Proximus	1,452	45,325
Solvay SA	642	66,643
Telenet Group Holding NV (b)	400	18,971
UCB SA	1,471	115,097
Umicore SA	1,041	60,232

		1,627,656
Bermuda — 0.1%
Marvell Technology Group Ltd.	4,833	56,788
XL Group Ltd.	2,930	101,407

		158,195
Canada — 3.5%
Agnico Eagle Mines Ltd.	2,179	126,803
Agrium, Inc.	1,244	112,905
Alimentation Couche Tard, Inc., Class B	3,771	170,491
AltaGas Ltd.	2,271	57,851
ARC Resources Ltd.	3,536	62,208
Atco Ltd. Class I	804	30,303
Bank of Montreal	6,445	413,163
Bank of Nova Scotia	12,412	630,368
Barrick Gold Corp.	11,464	250,326
BCE, Inc.	1,563	74,855
BlackBerry Ltd. (b)	2,923	22,163
Bombardier, Inc., Class B (b)	21,867	32,826
Brookfield Asset Management, Inc., Class A	8,902	307,426
CAE, Inc.	2,047	27,311
Cameco Corp.	2,813	26,888
Canadian Imperial Bank of Commerce	4,063	308,665
Canadian National Railway Co.	7,843	497,197
Canadian Natural Resources Ltd.	11,083	335,635
Canadian Pacific Railway Ltd.	1,339	200,606
Canadian Tire Corp. Ltd., Class A	796	83,639
Canadian Utilities Ltd., Class A	958	29,489
CCL Industries, Inc., Class B	278	49,760
Cenovus Energy, Inc.	7,206	103,152
CGI Group, Inc., Class A (b)	2,207	107,151
CI Financial Corp.	2,827	57,789
Constellation Software, Inc.	195	79,382
Crescent Point Energy Corp.	4,605	67,330
Dollarama, Inc.	995	73,570
Eldorado Gold Corp.	8,726	35,755
Element Financial Corp.	7,316	78,559
Empire Co. Ltd., Class A	1,259	20,057
Enbridge, Inc.	8,954	368,337
Encana Corp.	7,839	63,041
Fairfax Financial Holdings Ltd.	208	111,517

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Canada (continued)
Finning International, Inc.	1,457	$23,613
First Capital Realty, Inc.	1,017	18,063
First Quantum Minerals Ltd.	5,299	45,821
Fortis, Inc.	2,994	99,177
Franco-Nevada Corp.	1,537	118,508
George Weston Ltd.	565	50,180
Gildan Activewear, Inc.	1,975	57,950
Goldcorp, Inc.	8,574	153,204
Great-West Lifeco, Inc.	2,980	77,396
H&R Real Estate Investment Trust	1,261	22,455
Husky Energy, Inc.	2,327	27,375
Hydro One Ltd. (c)	1,427	28,340
IGM Financial, Inc.	882	24,542
Imperial Oil Ltd.	3,056	94,022
Industrial Alliance Insurance & Financial Services, Inc.	754	24,543
Intact Financial Corp.	1,302	93,328
Inter Pipeline Ltd.	3,522	73,588
Jean Coutu Group PJC, Inc., Class A	1,007	14,585
Keyera Corp.	1,320	37,892
Kinross Gold Corp. (b)	11,493	59,417
Linamar Corp.	414	16,434
Loblaw Cos. Ltd.	2,107	117,530
Magna International, Inc.	3,890	149,862
Manulife Financial Corp.	20,054	273,397
Methanex Corp.	3,642	102,148
Metro, Inc.	2,406	87,476
National Bank of Canada	3,164	108,346
Onex Corp.	873	54,193
Open Text Corp.	1,021	62,215
Pembina Pipeline Corp.	3,303	96,334
Peyto Exploration & Development Corp.	1,194	33,927
Potash Corp. of Saskatchewan, Inc.	6,071	94,623
Power Corp. of Canada	4,214	91,790
Power Financial Corp.	2,724	62,986
PrairieSky Royalty Ltd.	1,717	33,416
Restaurant Brands International, Inc.	2,217	99,197
RioCan Real Estate Investment Trust	1,373	30,475
Rogers Communications, Inc., Class B	3,256	143,816
Royal Bank of Canada	14,476	882,430
Saputo, Inc.	2,543	76,408
Seven Generations Energy Ltd. (b)	1,351	28,352
Shaw Communications, Inc., Class B	3,259	66,096
Silver Wheaton Corp.	4,214	117,643
Smart Real Estate Investment Trust	626	18,464
SNC-Lavalin Group, Inc.	1,379	59,410
Sun Life Financial, Inc.	5,775	190,281
Suncor Energy, Inc.	16,477	443,459
Teck Resources Ltd., Class B	7,412	118,136
TELUS Corp.	2,185	73,115
Thomson Reuters Corp.	3,636	153,193
Toronto-Dominion Bank	18,134	790,138
Tourmaline Oil Corp. (b)	2,600	66,611
TransCanada Corp.	7,091	328,793
Turquoise Hill Resources Ltd. (b)	11,569	41,202
Valeant Pharmaceuticals International, Inc. (b)	810	18,041
Veresen, Inc.	1,881	15,919
Vermilion Energy, Inc.	889	29,619
Waste Connections, Inc.	396	29,505
West Fraser Timber Co. Ltd.	1,690	58,066
Yamana Gold, Inc.	9,349	53,488

		11,477,051
Denmark — 0.7%
A.P. Moeller — Maersk A/S, Class A	45	58,837
A.P. Moeller — Maersk A/S, Class B	60	81,511
Carlsberg A/S, Class B	973	96,632

Common Stocks	Shares	Value
Denmark (continued)
Chr Hansen Holding A/S	826	$51,948
Coloplast A/S, Class B	1,127	88,317
Danske Bank A/S	8,349	227,052
DSV A/S	2,355	104,865
Genmab A/S (b)	528	95,731
ISS A/S	1,665	64,221
Novo Nordisk A/S, Class B	18,031	1,025,356
Novozymes A/S, Class B	2,665	130,796
Pandora A/S	1,165	151,743
TDC A/S	9,490	49,964
Tryg A/S	1,039	19,368
Vestas Wind Systems A/S	2,015	140,870
William Demant Holding A/S (b)	1,130	23,075

		2,410,286
Finland — 0.4%
Elisa OYJ	1,067	38,711
Fortum OYJ	3,793	63,010
Kone OYJ, Class B	3,200	162,141
Metso OYJ	1,005	27,888
Neste Oil OYJ	1,428	54,192
Nokia OYJ	58,511	337,519
Nokian Renkaat OYJ	1,426	53,012
Orion OYJ, Class B	638	26,137
Sampo OYJ, Class A	4,061	168,221
Stora Enso OYJ, Class R	5,213	47,357
UPM-Kymmene OYJ	5,321	109,732
Wartsila OYJ	1,746	75,795

		1,163,715
France — 3.5%
Accor SA	1,485	62,168
Aeroports de Paris	190	20,210
Air Liquide SA	3,377	360,027
Airbus Group SE	5,791	341,629
Alstom SA (b)	1,173	28,885
ArcelorMittal SA (b)	17,134	110,992
Arkema SA	715	61,071
AtoS SE	734	71,951
AXA SA	18,740	381,403
BNP Paribas SA	10,105	501,251
Bollore SA	7,514	27,206
Bouygues SA	1,610	47,693
Bureau Veritas SA	2,974	64,634
Cap Gemini SA	1,599	153,702
Carrefour SA	4,820	120,755
Casino Guichard-Perrachon SA	496	26,882
Christian Dior SA	558	100,922
Cie Generale des Etablissements Michelin	1,666	170,278
CNP Assurances	1,387	21,191
Compagnie de Saint-Gobain	4,421	187,681
Credit Agricole SA	10,239	90,700
Danone SA	5,900	452,493
Dassault Systemes SA	1,164	96,144
Edenred	2,816	63,883
Eiffage SA	458	35,213
Electricite de France SA	1,845	24,149
Engie SA	13,138	216,246
Essilor International SA	2,087	267,318
Eurazeo	537	34,333
Fonciere Des Regions	385	36,228
Gecina SA	544	82,450
Groupe Eurotunnel SE, Registered Shares	3,467	36,032
Hermes International	268	115,338
ICADE	255	19,673
Iliad SA	332	64,523
Imerys SA	272	19,308

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	35

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
France (continued)
Ingenico Group SA	462	$50,650
JCDecaux SA	1,193	40,776
Kering	662	125,812
Klepierre	2,176	104,341
L’Oreal SA	2,438	463,231
Lagardere SCA	2,132	54,465
Legrand SA	2,558	141,144
LVMH Moet Hennessy Louis Vuitton SE	2,692	460,984
Natixis SA	7,523	31,021
Orange SA	19,938	305,989
Pernod Ricard SA	2,215	253,088
Peugeot SA (b)	4,915	74,236
Publicis Groupe SA	1,716	127,783
Remy Cointreau SA	186	16,268
Renault SA	2,819	246,477
Rexel SA	7,130	106,036
Safran SA	2,830	192,373
Sanofi	11,425	973,105
Schneider Electric SE	5,542	361,578
SCOR SE	1,466	42,827
SES SA	3,592	78,712
Societe BIC SA	206	30,447
Societe Generale SA	6,996	238,520
Sodexo SA	886	103,778
Suez SA	4,073	66,102
Technip SA	1,335	74,850
Thales SA	1,115	101,554
TOTAL SA	21,432	1,030,747
Unibail-Rodamco SE	1,012	278,828
Valeo SA	2,257	115,787
Veolia Environnement SA	4,416	97,871
Vinci SA	4,942	375,618
Vivendi SA	10,845	212,949
Wendel SA	198	21,148
Zodiac Aerospace	1,646	37,063

		11,550,720
Germany — 3.1%
adidas AG	1,860	305,546
Allianz SE, Registered Shares	4,496	644,208
Axel Springer AG	398	21,813
BASF SE	9,041	710,185
Bayer AG, Registered Shares	7,777	836,011
Bayerische Motoren Werke AG	3,363	289,770
Bayerische Motoren Werke AG, Preference Shares	737	53,417
Beiersdorf AG	1,011	94,983
Brenntag AG	1,531	76,054
Commerzbank AG	5,173	34,146
Continental AG	990	207,620
Covestro AG (c)	640	29,916
Daimler AG, Registered Shares	9,110	619,335
Deutsche Bank AG, Registered Shares (b)	4,785	64,350
Deutsche Boerse AG	1,879	157,763
Deutsche Lufthansa AG, Registered Shares	3,741	44,468
Deutsche Post AG, Registered Shares	9,038	269,731
Deutsche Telekom AG, Registered Shares	30,808	524,123
Deutsche Wohnen AG, Bearer Shares	3,303	123,660
E.ON SE	20,546	220,353
Evonik Industries AG	1,551	48,381
Fraport AG Frankfurt Airport Services Worldwide	362	19,798
Fresenius Medical Care AG & Co. KGaA	2,011	183,680
Fresenius SE & Co. KGaA	4,183	312,461
Fuchs Petrolub SE, Preference Shares	501	21,155
GEA Group AG	1,783	95,202
Hannover Rueck SE	645	65,973
HeidelbergCement AG	1,323	112,072
Henkel AG & Co. KGaA	851	92,378

Common Stocks	Shares	Value
Germany (continued)
Hochtief AG	204	$26,753
HUGO BOSS AG	132	7,834
Infineon Technologies AG	10,667	176,837
K+S AG, Registered Shares	2,113	44,166
Lanxess AG	566	26,743
Linde AG	1,757	252,507
MAN SE	249	26,109
Merck KGaA	1,163	128,437
Metro AG	1,558	50,126
Muenchener Rueckversicherungs AG, Registered Shares	1,718	286,512
OSRAM Licht AG	647	33,662
Porsche Automobil Holding SE, Preference Shares	1,291	67,512
ProSiebenSat.1 Media AG, Registered Shares	2,069	94,774
RWE AG (b)	5,181	92,155
SAP SE	9,619	841,887
Schaeffler AG	5,246	76,561
Siemens AG, Registered Shares	7,477	811,602
Symrise AG	1,470	103,654
Telefonica Deutschland Holding AG	4,778	19,509
ThyssenKrupp AG	7,939	182,061
TUI AG	1,433	18,656
United Internet AG, Registered Shares	873	38,637
Volkswagen AG	323	47,763
Vonovia SE	4,436	175,876
Zalando SE (b)(c)	623	23,622

		9,932,507
Hong Kong — 1.2%
AIA Group Ltd.	118,800	740,028
ASM Pacific Technology Ltd.	2,400	17,865
Bank of East Asia Ltd.	13,000	53,817
BOC Hong Kong Holdings Ltd.	34,000	111,945
Cathay Pacific Airways Ltd.	12,000	19,516
Cheung Kong Infrastructure Holdings Ltd.	6,000	53,117
Cheung Kong Property Holdings Ltd.	27,500	197,332
CK Hutchison Holdings Ltd.	26,000	304,744
CLP Holdings Ltd.	15,500	161,539
First Pacific Co. Ltd.	22,000	17,110
Galaxy Entertainment Group Ltd.	28,000	93,347
Hang Lung Properties Ltd.	26,000	56,347
Hang Seng Bank Ltd.	6,900	123,522
Henderson Land Development Co. Ltd.	13,310	79,450
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	23,500	22,512
HKT Trust & HKT Ltd. (a)	39,000	61,629
Hong Kong & China Gas Co. Ltd.	71,940	133,766
Hong Kong Exchanges & Clearing Ltd.	9,500	235,203
Hongkong Land Holdings Ltd.	14,400	92,394
Hysan Development Co. Ltd.	5,000	23,057
Jardine Matheson Holdings Ltd.	2,400	142,739
Kerry Properties Ltd.	2,500	6,856
Li & Fung Ltd.	38,000	19,039
Link REIT	19,000	141,951
Melco Crown Entertainment Ltd. — ADR	4,133	57,697
MGM China Holdings Ltd.	14,000	20,355
MTR Corp. Ltd.	13,500	76,458
New World Development Co. Ltd.	60,000	69,924
NWS Holdings Ltd.	11,000	18,038
PCCW Ltd.	32,000	23,314
Power Assets Holdings Ltd.	13,000	127,437
Sands China Ltd.	27,200	104,072
Shangri-La Asia Ltd.	16,000	17,215
Sino Land Co. Ltd.	34,000	60,835
SJM Holdings Ltd.	17,000	10,657
Sun Hung Kai Properties Ltd.	13,000	186,530
Swire Pacific Ltd., Class A	5,500	65,911

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Swire Properties Ltd.	7,400	$20,649
Techtronic Industries Co. Ltd.	12,500	52,934
WH Group Ltd. (c)	40,500	31,983
Wharf Holdings Ltd.	16,000	110,576
Wheelock & Co. Ltd.	5,000	26,812
Wynn Macau Ltd.	14,800	24,129
Yue Yuen Industrial Holdings Ltd.	6,500	26,413

		4,040,764
Ireland — 0.8%
Bank of Ireland (b)	3	1
CRH PLC	8,389	255,992
DCC PLC	1,063	94,862
Experian PLC	9,294	181,795
James Hardie Industries PLC	4,415	73,254
Kerry Group PLC, Class A	1,581	135,278
Medtronic PLC	13,712	1,201,582
Paddy Power Betfair PLC	606	71,075
Seagate Technology PLC	2,457	78,698
Shire PLC	8,575	553,966
Weatherford International PLC (b)	9,576	54,392

		2,700,895
Israel — 0.3%
Azrieli Group Ltd.	353	15,534
Bank Hapoalim BM	13,100	66,779
Bank Leumi Le-Israel BM (b)	17,440	62,842
Bezeq The Israeli Telecommunication Corp. Ltd.	18,930	37,569
Check Point Software Technologies Ltd. (b)	1,324	101,789
Israel Chemicals Ltd.	3,972	15,997
Mizrahi Tefahot Bank Ltd.	422	5,126
Mobileye NV (b)	1,402	67,170
NICE Ltd.	770	52,908
Taro Pharmaceutical Industries Ltd. (b)	234	32,751
Teva Pharmaceutical Industries Ltd.	8,843	484,000

		942,465
Italy — 0.6%
Assicurazioni Generali SpA	8,621	113,568
Atlantia SpA	4,063	101,641
Enel SpA	75,223	346,219
Eni SpA	22,872	350,857
Exor SpA	1,498	58,453
Ferrari NV	1,983	89,771
Intesa Sanpaolo SpA	71,439	156,788
Luxottica Group SpA	1,746	84,880
Mediobanca SpA	4,831	33,870
Poste Italiane SpA (c)	19,348	134,814
Prysmian SpA	5,240	122,706
Saipem SpA (b)	75,921	33,265
Snam SpA	24,621	142,520
Telecom Italia SpA (b)	72,307	61,786
Telecom Italia SpA, Non-Convertible Savings Shares (b)	14,040	9,788
Tenaris SA	4,118	55,213
Terna — Rete Elettrica Nazionale SpA	15,690	85,468
UniCredit SpA	15,768	38,683
Unione di Banche Italiane SCpA	3,155	9,693
UnipolSai SpA	9,911	16,628

		2,046,611
Japan — 8.6%
ABC-Mart, Inc.	300	19,198
Acom Co. Ltd. (b)	2,100	9,934
Aeon Co. Ltd.	5,200	74,720
AEON Financial Service Co. Ltd.	600	13,816
Aeon Mall Co. Ltd.	1,000	13,435
Air Water, Inc.	1,000	17,003

Common Stocks	Shares	Value
Japan (continued)
Aisin Seiki Co. Ltd.	2,000	$91,393
Ajinomoto Co., Inc.	5,300	135,293
Alfresa Holdings Corp.	2,700	59,192
Alps Electric Co. Ltd.	2,200	49,001
Amada Co. Ltd.	3,300	35,964
ANA Holdings, Inc.	16,000	45,673
Aozora Bank Ltd.	12,000	44,033
Asahi Glass Co. Ltd.	13,000	74,682
Asahi Group Holdings Ltd.	3,500	118,815
Asahi Kasei Corp.	13,000	98,261
Asics Corp.	800	14,681
Astellas Pharma, Inc.	21,200	353,229
Bandai Namco Holdings, Inc.	2,100	55,663
Bank of Kyoto Ltd.	3,000	20,195
Benesse Holdings, Inc.	500	12,079
Bridgestone Corp.	6,800	235,490
Brother Industries Ltd.	2,700	30,683
Calbee, Inc.	800	34,929
Canon, Inc.	10,800	306,498
Casio Computer Co. Ltd.	1,200	17,082
Central Japan Railway Co.	1,500	278,810
Chiba Bank Ltd.	5,000	23,900
Chubu Electric Power Co., Inc.	7,300	107,249
Chugai Pharmaceutical Co. Ltd.	2,300	85,954
Chugoku Bank Ltd.	6,800	76,599
Chugoku Electric Power Co., Inc.	2,400	30,139
Concordia Financial Group Ltd. (b)	3,000	12,752
Credit Saison Co. Ltd.	900	14,987
Dai Nippon Printing Co. Ltd.	5,000	55,823
Dai-ichi Life Insurance Co. Ltd.	10,200	131,789
Daicel Corp.	2,100	23,550
Daihatsu Motor Co. Ltd.	1,000	15,019
Daiichi Sankyo Co. Ltd.	5,500	131,155
Daikin Industries Ltd.	2,100	182,119
Daito Trust Construction Co. Ltd.	700	117,544
Daiwa House Industry Co. Ltd.	5,900	165,441
Daiwa Securities Group, Inc.	19,000	106,635
Denso Corp.	3,900	151,007
Dentsu, Inc.	2,100	100,327
Don Quijote Holdings Co. Ltd.	1,400	54,946
East Japan Railway Co.	3,100	284,362
Eisai Co. Ltd.	2,600	152,026
Electric Power Development Co. Ltd.	600	13,789
FamilyMart Co. Ltd.	500	29,443
FANUC Corp.	2,000	334,416
Fast Retailing Co. Ltd.	500	161,353
Fuji Electric Co. Ltd.	4,000	17,655
Fuji Heavy Industries Ltd.	5,600	213,947
FUJIFILM Holdings Corp.	3,800	136,338
Fujitsu Ltd.	19,000	78,878
Fukuoka Financial Group, Inc.	5,000	19,103
Hachijuni Bank Ltd.	3,000	14,035
Hakuhodo DY Holdings, Inc.	1,600	18,674
Hamamatsu Photonics KK	900	26,422
Hankyu Hanshin Holdings, Inc.	2,400	89,288
Hikari Tsushin, Inc.	300	24,920
Hino Motors Ltd.	2,000	20,886
Hirose Electric Co. Ltd.	300	37,108
Hiroshima Bank Ltd.	4,000	14,485
Hisamitsu Pharmaceutical Co., Inc.	500	28,271
Hitachi Chemical Co. Ltd.	1,000	20,859
Hitachi Construction Machinery Co. Ltd.	1,100	17,890
Hitachi High-Technologies Corp.	700	23,816
Hitachi Ltd.	47,000	214,749
Hitachi Metals Ltd.	1,700	18,900
Hokuriku Electric Power Co.	1,600	18,979
Honda Motor Co. Ltd.	16,000	433,405

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	37

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Hoshizaki Electric Co. Ltd.	600	$54,294
Hoya Corp.	4,300	152,568
Hulic Co. Ltd.	2,100	21,783
Idemitsu Kosan Co. Ltd.	1,100	21,536
IHI Corp.	10,000	27,825
Iida Group Holdings Co. Ltd.	1,300	25,737
Inpex Corp.	7,400	58,829
Isetan Mitsukoshi Holdings Ltd.	3,400	33,408
Isuzu Motors Ltd.	6,900	89,321
ITOCHU Corp.	13,900	157,596
Iyo Bank Ltd.	1,900	12,245
J. Front Retailing Co. Ltd.	1,400	16,155
Japan Airlines Co. Ltd.	1,400	43,160
Japan Airport Terminal Co. Ltd.	100	4,405
Japan Exchange Group, Inc.	6,400	90,196
Japan Post Bank Co. Ltd.	3,700	45,149
Japan Post Holdings Co. Ltd.	3,900	51,507
Japan Prime Realty Investment Corp.	5	22,012
Japan Real Estate Investment Corp.	15	90,684
Japan Retail Fund Investment Corp.	28	68,891
Japan Tobacco, Inc.	10,900	425,097
JFE Holdings, Inc.	4,200	54,738
JGC Corp.	3,000	43,919
Joyo Bank Ltd.	3,000	11,723
JSR Corp.	2,000	27,318
JTEKT Corp.	1,400	19,555
JX Holdings, Inc.	21,800	82,597
Kajima Corp.	9,000	66,526
Kakaku.com, Inc.	1,500	31,120
Kamigumi Co. Ltd.	2,000	17,999
Kaneka Corp.	3,000	22,593
Kansai Electric Power Co., Inc. (b)	5,800	53,966
Kansai Paint Co. Ltd.	1,500	31,413
Kao Corp.	5,100	274,651
Kawasaki Heavy Industries Ltd.	3,000	8,826
KDDI Corp.	18,000	552,368
Keihan Holdings Co. Ltd.	4,000	28,762
Keikyu Corp.	3,000	30,393
Keio Corp.	5,000	46,523
Keisei Electric Railway Co. Ltd.	3,000	39,329
Keyence Corp.	500	352,687
Kikkoman Corp.	2,000	71,015
Kintetsu Group Holdings Co. Ltd.	14,000	60,481
Kirin Holdings Co. Ltd.	7,400	127,001
Kobe Steel Ltd.	22,000	19,038
Koito Manufacturing Co. Ltd.	1,100	54,315
Komatsu Ltd.	9,000	174,886
Konami Corp.	700	27,140
Konica Minolta, Inc.	5,500	44,201
Kose Corp.	200	18,418
Kubota Corp.	11,200	162,256
Kuraray Co. Ltd.	4,000	50,448
Kurita Water Industries Ltd.	800	17,732
Kyocera Corp.	2,900	137,390
Kyowa Hakko Kirin Co. Ltd.	1,800	31,449
Kyushu Electric Power Co. Inc.	3,400	31,855
Kyushu Financial Group, Inc.	10,300	56,905
Lawson, Inc.	500	38,499
LIXIL Group Corp.	1,900	35,338
M3, Inc.	1,900	60,798
Mabuchi Motor Co. Ltd.	400	18,113
Makita Corp.	1,400	98,498
Marubeni Corp.	20,200	93,911
Marui Group Co. Ltd.	1,400	20,190
Maruichi Steel Tube Ltd.	500	18,472
Mazda Motor Corp.	5,600	81,900
McDonald’s Holdings Co. Japan Ltd.	700	21,461

Common Stocks	Shares	Value
Japan (continued)
Medipal Holdings Corp.	1,000	$16,364
Meiji Holdings Co. Ltd.	1,300	135,533
Minebea Co. Ltd.	10,300	81,683
Miraca Holdings, Inc.	400	18,424
Mitsubishi Chemical Holdings Corp.	14,300	77,241
Mitsubishi Corp.	15,500	266,672
Mitsubishi Electric Corp.	20,000	233,169
Mitsubishi Estate Co. Ltd.	12,000	223,171
Mitsubishi Gas Chemical Co., Inc.	4,000	22,789
Mitsubishi Heavy Industries Ltd.	29,000	123,279
Mitsubishi Logistics Corp.	2,000	27,847
Mitsubishi Materials Corp.	8,000	21,024
Mitsubishi Tanabe Pharma Corp.	2,700	50,402
Mitsubishi UFJ Financial Group, Inc.	121,000	611,718
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,800	91,738
Mitsui & Co. Ltd.	15,600	182,767
Mitsui Chemicals, Inc.	5,000	21,149
Mitsui Fudosan Co. Ltd.	8,000	173,166
Mitsui OSK Lines Ltd.	16,000	34,077
Mixi, Inc.	700	25,076
Mizuho Financial Group, Inc.	232,100	372,364
MS&AD Insurance Group Holdings, Inc.	4,500	129,653
Murata Manufacturing Co. Ltd.	1,900	231,993
Nabtesco Corp.	900	24,209
Nagoya Railroad Co. Ltd.	12,000	67,411
NEC Corp.	32,000	87,388
Nexon Co. Ltd.	1,100	16,307
NGK Insulators Ltd.	2,000	47,748
NGK Spark Plug Co. Ltd.	1,100	17,952
NH Foods Ltd.	3,000	72,955
NHK Spring Co. Ltd.	1,500	13,109
Nidec Corp.	2,300	208,704
Nikon Corp.	2,500	35,327
Nintendo Co. Ltd.	1,100	228,324
Nippon Building Fund, Inc.	14	86,145
Nippon Electric Glass Co. Ltd.	4,000	18,159
Nippon Express Co. Ltd.	5,000	25,222
Nippon Paint Holdings Co. Ltd.	1,100	30,051
Nippon Prologis REIT, Inc.	10	25,008
Nippon Steel & Sumitomo Metal Corp.	7,900	148,517
Nippon Telegraph & Telephone Corp.	6,400	304,126
Nippon Yusen KK	10,000	17,697
Nissan Motor Co. Ltd.	25,700	248,994
Nisshin Seifun Group, Inc.	1,500	24,761
Nissin Foods Holdings Co. Ltd.	400	22,708
Nitori Holdings Co. Ltd.	900	111,935
Nitto Denko Corp.	1,700	113,935
NOK Corp.	900	17,113
Nomura Holdings, Inc.	26,100	117,480
Nomura Real Estate Holdings, Inc.	1,000	17,246
Nomura Real Estate Master Fund, Inc.	31	51,374
Nomura Research Institute Ltd.	900	31,744
NSK Ltd.	4,400	37,011
NTT Data Corp.	900	44,661
NTT DoCoMo, Inc.	14,300	388,450
Obayashi Corp.	7,700	84,213
Obic Co. Ltd.	400	23,285
Odakyu Electric Railway Co. Ltd.	5,000	59,195
Oji Holdings Corp.	5,000	20,852
Olympus Corp.	2,700	93,171
Omron Corp.	1,800	59,693
Ono Pharmaceutical Co. Ltd.	3,600	129,484
Oracle Corp. Japan	400	24,334
Oriental Land Co. Ltd.	1,900	120,165
ORIX Corp.	11,900	166,999
Osaka Gas Co. Ltd.	21,000	84,753
Otsuka Corp.	400	20,492

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Otsuka Holdings Co. Ltd.	3,500	$166,390
Panasonic Corp.	22,000	211,567
Park24 Co. Ltd.	700	23,708
Pola Orbis Holdings, Inc.	400	39,375
Rakuten, Inc.	10,800	122,220
Recruit Holdings Co. Ltd.	3,200	121,555
Resona Holdings, Inc.	16,000	63,821
Ricoh Co. Ltd.	5,000	44,160
Rinnai Corp.	200	19,584
Rohm Co. Ltd.	600	25,531
Ryohin Keikaku Co. Ltd.	200	44,402
Sankyo Co. Ltd.	500	18,205
Santen Pharmaceutical Co. Ltd.	2,700	44,898
SBI Holdings, Inc.	3,600	38,985
Secom Co. Ltd.	2,000	150,661
Sega Sammy Holdings, Inc.	1,900	20,805
Seibu Holdings, Inc.	2,900	50,855
Seiko Epson Corp.	3,200	56,303
Sekisui Chemical Co. Ltd.	5,300	77,082
Sekisui House Ltd.	6,000	99,968
Seven & i Holdings Co. Ltd.	7,600	315,575
Seven Bank Ltd.	2,700	9,224
Shikoku Electric Power Co., Inc.	1,400	14,622
Shimadzu Corp.	2,000	28,945
Shimamura Co. Ltd.	300	43,768
Shimano, Inc.	700	109,473
Shimizu Corp.	5,000	50,962
Shin-Etsu Chemical Co. Ltd.	3,900	266,132
Shinsei Bank Ltd.	35,000	52,506
Shionogi & Co. Ltd.	3,300	171,164
Shiseido Co. Ltd.	3,500	98,059
Shizuoka Bank Ltd.	6,000	44,525
Showa Shell Sekiyu KK	4,000	35,874
SMC Corp.	600	156,888
Softbank Group Corp.	9,200	506,409
Sohgo Security Services Co. Ltd.	500	24,691
Sompo Japan Nipponkoa Holdings, Inc.	3,400	109,818
Sony Corp.	12,600	413,619
Sony Financial Holdings, Inc.	700	8,769
Stanley Electric Co. Ltd.	2,400	58,183
Start Today Co. Ltd.	600	28,593
Sumitomo Chemical Co. Ltd.	17,000	75,241
Sumitomo Corp.	10,700	112,234
Sumitomo Dainippon Pharma Co. Ltd.	1,500	28,037
Sumitomo Electric Industries Ltd.	7,200	99,194
Sumitomo Heavy Industries Ltd.	4,000	18,978
Sumitomo Metal Mining Co. Ltd.	6,000	72,119
Sumitomo Mitsui Financial Group, Inc.	13,100	415,261
Sumitomo Mitsui Trust Holdings, Inc.	47,000	156,191
Sumitomo Realty & Development Co. Ltd.	3,000	77,623
Sumitomo Rubber Industries Ltd.	1,400	19,761
Sundrug Co. Ltd.	400	34,699
Suntory Beverage & Food Ltd.	1,300	56,522
Suruga Bank Ltd.	1,200	27,362
Suzuken Co. Ltd.	900	28,705
Suzuki Motor Corp.	3,600	110,248
Sysmex Corp.	1,600	110,835
T&D Holdings, Inc.	4,200	42,832
Taiheiyo Cement Corp.	20,000	57,159
Taisei Corp.	9,000	80,939
Taisho Pharmaceutical Holdings Co. Ltd.	300	32,848
Taiyo Nippon Sanso Corp.	1,800	17,326
Takashimaya Co. Ltd.	5,000	37,882
Takeda Pharmaceutical Co. Ltd.	6,600	294,084
TDK Corp.	1,400	85,899
Teijin Ltd.	10,000	37,611
Terumo Corp.	3,300	141,553

Common Stocks	Shares	Value
Japan (continued)
THK Co. Ltd.	1,000	$19,758
Tobu Railway Co. Ltd.	8,000	43,136
Toho Co. Ltd.	1,400	40,730
Toho Gas Co. Ltd.	3,000	26,401
Tohoku Electric Power Co., Inc.	4,100	52,673
Tokio Marine Holdings, Inc.	7,000	270,951
Tokyo Electric Power Co. Holdings, Inc. (b)	7,200	28,240
Tokyo Electron Ltd.	1,700	146,054
Tokyo Gas Co. Ltd.	18,000	76,624
Tokyo Tatemono Co. Ltd.	1,600	19,922
Tokyu Corp.	9,000	73,966
Tokyu Fudosan Holdings Corp.	3,700	21,893
TonenGeneral Sekiyu KK	3,000	27,103
Toppan Printing Co. Ltd.	6,000	52,920
Toray Industries, Inc.	14,000	127,539
Toshiba Corp. (b)	39,000	100,855
Toto Ltd.	1,400	59,996
Toyo Seikan Kaisha Ltd.	2,600	50,654
Toyo Suisan Kaisha Ltd.	1,300	57,737
Toyoda Gosei Co. Ltd.	700	15,206
Toyota Industries Corp.	2,000	89,771
Toyota Motor Corp.	25,700	1,440,094
Toyota Tsusho Corp.	2,000	44,156
Trend Micro, Inc.	1,400	50,833
Tsuruha Holdings, Inc.	300	34,114
Unicharm Corp.	3,800	78,134
United Urban Investment Corp.	39	72,909
USS Co. Ltd.	1,300	22,050
West Japan Railway Co.	1,800	111,343
Yahoo! Japan Corp.	12,300	54,223
Yakult Honsha Co. Ltd.	600	28,654
Yamada Denki Co. Ltd.	9,800	51,676
Yamaguchi Financial Group, Inc.	2,000	19,751
Yamaha Corp.	1,800	49,672
Yamaha Motor Co. Ltd.	2,900	48,825
Yamato Holdings Co. Ltd.	3,600	88,588
Yamazaki Baking Co. Ltd.	1,000	27,473
Yaskawa Electric Corp.	2,500	34,071
Yokogawa Electric Corp.	1,600	20,685
Yokohama Rubber Co. Ltd.	1,000	13,430

		27,903,331
Luxembourg — 0.0%
RTL Group SA (b)	260	22,167
Netherlands — 1.8%
ABN AMRO Group NV (c)	6,344	117,975
Aegon NV	4,686	18,973
AerCap Holdings NV (b)	1,361	49,690
Akzo Nobel NV	2,518	162,771
Altice NV Class A (b)	3,617	53,694
Altice NV Class B (b)	2,261	33,456
ASML Holding NV	3,623	397,808
CNH Industrial NV	10,181	72,707
Core Laboratories NV	474	55,368
Gemalto NV	766	50,482
Heineken Holding NV	991	83,031
Heineken NV	2,078	196,112
ING Groep NV	36,957	413,179
Koninklijke Ahold NV	11,696	279,232
Koninklijke Boskalis Westminster NV	537	19,736
Koninklijke DSM NV	1,769	113,223
Koninklijke KPN NV	28,771	94,631
Koninklijke Philips NV	8,608	228,945
Koninklijke Vopak NV	563	28,945
NN Group NV	3,481	93,892
NXP Semiconductor NV (b)	3,036	255,297
OCI NV (b)	879	13,424

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	39

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Netherlands (continued)
QIAGEN NV (b)	2,858	$75,025
Randstad Holding NV	1,066	45,859
Royal Dutch Shell PLC, Class A	40,787	1,053,129
Royal Dutch Shell PLC, Class B	36,298	965,480
Sensata Technologies Holding NV (b)	2,043	77,471
Unilever NV CVA	16,004	741,375
Wolters Kluwer NV	2,851	119,952

		5,910,862
New Zealand — 0.1%
Auckland International Airport Ltd.	12,237	65,256
Contact Energy Ltd.	5,689	22,208
Fletcher Building Ltd.	4,415	30,905
Meridian Energy Ltd.	9,623	19,462
Mighty River Power Ltd.	7,580	17,150
Ryman Healthcare Ltd.	3,091	21,299
Spark New Zealand Ltd.	20,014	57,105

		233,385
Norway — 0.2%
DNB ASA	8,873	97,986
Gjensidige Forsikring ASA	1,417	23,941
Marine Harvest ASA (b)	3,057	52,137
Norsk Hydro ASA	12,423	53,267
Orkla ASA	9,957	92,627
Schibsted ASA, Class A	1,218	38,400
Schibsted ASA, Class B	808	23,838
Statoil ASA	11,553	183,663
Telenor ASA	6,750	113,006
Yara International ASA	889	28,983

		707,848
Portugal — 0.1%
EDP — Energias de Portugal SA	17,442	59,830
Galp Energia SGPS SA	4,087	55,984
Jeronimo Martins SGPS SA	2,237	37,467

		153,281
Singapore — 0.7%
Ascendas Real Estate Investment Trust	27,497	50,390
Broadcom Ltd.	3,701	599,488
CapitaLand Commercial Trust Ltd.	37,800	42,556
CapitaLand Ltd.	32,100	76,216
CapitaLand Mall Trust	32,600	52,236
City Developments Ltd.	2,200	14,001
ComfortDelGro Corp. Ltd.	17,600	37,213
DBS Group Holdings Ltd.	18,300	211,563
Genting Singapore PLC	42,900	25,256
Global Logistic Properties Ltd.	25,600	36,711
Golden Agri-Resources Ltd.	65,200	17,564
Hutchison Port Holdings Trust	28,900	13,751
Jardine Cycle & Carriage Ltd.	900	26,442
Keppel Corp. Ltd.	12,400	49,067
Noble Group Ltd. (b)	385,400	46,927
Oversea-Chinese Banking Corp. Ltd.	29,500	190,289
SembCorp Industries Ltd.	9,300	19,438
SembCorp Marine Ltd. (d)	10,500	11,204
Singapore Airlines Ltd.	5,600	45,902
Singapore Exchange Ltd.	4,400	24,843
Singapore Press Holdings Ltd.	2,000	5,661
Singapore Technologies Engineering Ltd.	11,100	27,361
Singapore Telecommunications Ltd.	81,900	256,829
StarHub Ltd.	6,700	19,623
Suntec Real Estate Investment Trust	35,000	43,802
United Overseas Bank Ltd.	12,500	171,517
UOL Group Ltd.	4,200	18,121
Wilmar International Ltd.	20,300	47,097

Common Stocks	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	31,000	$20,227

		2,201,295
Spain — 1.1%
Abertis Infraestructuras SA	7,558	118,897
ACS Actividades de Construccion y Servicios SA	1,628	46,684
Aena SA (c)	746	107,604
Amadeus IT Holding SA, Class A	4,772	224,049
Banco Bilbao Vizcaya Argentaria SA	57,837	337,649
Banco de Sabadell SA	55,655	76,107
Banco Popular Espanol SA	13,924	19,503
Banco Santander SA	137,903	585,438
Bankia SA	39,166	30,057
Bankinter SA	6,680	46,595
CaixaBank SA	22,348	56,115
Distribuidora Internacional de Alimentacion SA	7,093	44,238
Enagas SA	165	5,030
Endesa SA	3,615	75,941
Ferrovial SA	4,838	100,138
Gas Natural SDG SA	4,429	91,613
Grifols SA	2,698	59,144
Iberdrola SA	52,809	362,847
Iberdrola SA (b)	1,086	7,464
Industria de Diseno Textil SA	10,684	369,493
International Consolidated Airlines Group SA	204	1,100
Mapfre SA	54,540	133,479
Red Electrica Corp. SA	932	21,347
Repsol SA	10,530	133,379
Telefonica SA	41,206	403,605
Zardoya Otis SA	1,739	17,068

		3,474,584
Sweden — 1.0%
Alfa Laval AB	3,766	59,355
Assa Abloy AB, Class B	9,221	202,291
Atlas Copco AB, A Shares	6,881	193,161
Atlas Copco AB, B Shares	3,162	80,855
Autoliv, Inc.	811	85,804
Boliden AB	2,965	65,260
Electrolux AB, Class B	2,983	80,816
Getinge AB, Class B	2,556	51,808
Hennes & Mauritz AB, Class B	8,810	266,045
Hexagon AB, Class B	2,653	104,650
Husqvarna AB, Class B	3,673	31,527
ICA Gruppen AB	579	19,372
Industrivarden AB, Class C	1,356	22,814
Investor AB, Class B	4,237	145,930
Kinnevik AB	2,028	51,721
Lundin Petroleum AB (b)	1,782	29,541
Millicom International Cellular SA	776	41,434
Nordea Bank AB	29,146	259,681
Sandvik AB	9,756	104,533
Securitas AB, Class B	2,452	40,345
Skandinaviska Enskilda Banken AB, Class A	14,468	126,857
Skanska AB, Class B	3,013	64,052
SKF AB, B Shares	4,125	65,353
Svenska Cellulosa AB, B Shares	5,789	172,099
Svenska Handelsbanken AB, A Shares	13,729	165,064
Swedbank AB, Class A	8,332	174,927
Swedish Match AB	2,064	75,294
Tele2 AB, Class B	2,152	18,181
Telefonaktiebolaget LM Ericsson, Class B	31,717	236,526
TeliaSonera AB	29,223	133,349
Volvo AB, Class B	13,863	147,720

		3,316,365

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Switzerland — 3.4%
ABB Ltd., Registered Shares (b)	19,105	$405,830
Actelion Ltd., Registered Shares (b)	1,109	196,439
Adecco SA, Registered Shares	1,616	88,696
Aryzta AG (b)	515	19,348
Baloise Holding AG, Registered Shares	609	68,547
Barry Callebaut AG, Registered Shares (b)	20	26,140
Cie Financiere Richemont SA, Registered Shares	4,927	299,522
Coca-Cola HBC AG (b)	1,204	24,892
Credit Suisse Group AG, Registered Shares (b)	7,313	84,097
Dufry AG (b)	417	47,985
EMS-Chemie Holding AG, Registered Shares	102	55,812
Galenica AG	35	45,110
Geberit AG, Registered Shares	340	131,124
Givaudan SA, Registered Shares	85	174,568
Glencore PLC	114,179	281,807
Julius Baer Group Ltd. (b)	2,239	91,808
Kuehne & Nagel International AG, Registered Shares	443	62,138
LafargeHolcim Ltd. (b)	4,799	228,197
Lindt & Spruengli AG	8	47,040
Lindt & Spruengli AG, Registered Shares	1	70,651
Lonza Group AG, Registered Shares (b)	525	98,868
Nestle SA, Registered Shares	30,899	2,476,016
Novartis AG, Registered Shares	22,276	1,847,641
Pargesa Holding SA, Bearer Shares	334	23,259
Partners Group Holding AG	145	66,318
Roche Holding AG	6,958	1,776,154
Schindler Holding AG, Participation Certificates	437	83,789
Schindler Holding AG, Registered Shares	144	27,806
SGS SA, Registered Shares	60	132,735
Sika AG, Bearer Shares	22	103,064
Sonova Holding AG, Registered Shares	512	70,093
STMicroelectronics NV	8,279	60,539
Swatch Group AG, Bearer Shares	169	44,252
Swatch Group AG, Registered Shares	352	17,969
Swiss Life Holding AG, Registered Shares (b)	318	72,539
Swiss Prime Site AG, Registered Shares (b)	626	57,494
Swiss Re AG	3,345	280,400
Swisscom AG, Registered Shares	290	142,665
Syngenta AG, Registered Shares	919	361,429
TE Connectivity Ltd.	3,324	200,371
UBS Group AG, Registered Shares	30,300	416,537
Zurich Insurance Group AG (b)	1,520	364,941

		11,174,630
United Arab Emirates — 0.0%
Mediclinic International PLC	3,047	43,260
United Kingdom — 6.3%
3i Group PLC	7,623	62,263
Aberdeen Asset Management PLC	36,920	155,503
Admiral Group PLC	1,803	51,605
Aggreko PLC	1,748	29,761
Anglo American PLC	13,144	143,955
Antofagasta PLC	22,248	147,255
ARM Holdings PLC	14,268	317,625
Ashtead Group PLC	5,213	82,508
Associated British Foods PLC	2,753	97,999
AstraZeneca PLC	12,427	831,965
Auto Trader Group PLC (c)	9,127	44,793
Aviva PLC	35,107	180,785
Babcock International Group PLC	3,103	39,797
BAE Systems PLC	32,973	232,808
Barclays PLC	130,557	266,200
Berkeley Group Holdings PLC	4,326	153,446
BHP Billiton PLC	19,773	249,308
BP PLC	177,206	1,002,569
British American Tobacco PLC	17,849	1,139,209
British Land Co. PLC	7,180	63,722

Common Stocks	Shares	Value
United Kingdom (continued)
BT Group PLC	76,944	$420,378
Bunzl PLC	2,987	93,456
Burberry Group PLC	3,597	62,762
Capita PLC	5,414	68,745
Carnival PLC	1,573	75,662
Centrica PLC	50,441	160,883
Cobham PLC	4,904	11,118
Coca-Cola European Partners PLC (b)	3,517	132,686
Compass Group PLC	16,050	304,915
Croda International PLC	2,207	97,051
Delphi Automotive PLC	2,530	171,585
Diageo PLC	24,890	713,264
Direct Line Insurance Group PLC	14,001	64,784
Dixons Carphone PLC	509	2,354
easyJet PLC	1,336	18,377
Fiat Chrysler Automobiles NV	11,445	73,833
Fresnillo PLC	1,783	45,627
G4S PLC	11,940	29,420
GKN PLC	14,533	55,625
GlaxoSmithKline PLC	47,927	1,070,355
Hammerson PLC	8,380	61,860
Hargreaves Lansdown PLC	9,814	168,674
Hikma Pharmaceuticals PLC	2,348	81,759
HSBC Holdings PLC	187,283	1,227,582
ICAP PLC	14,465	84,962
IHS Markit, Ltd. (b)	3,763	130,727
IMI PLC	1,813	25,723
Imperial Brands PLC	9,175	483,494
InterContinental Hotels Group PLC	2,218	88,677
Intertek Group PLC	1,367	65,584
Intu Properties PLC	6,350	25,180
Investec PLC	18,864	112,283
J. Sainsbury PLC	11,914	35,355
Johnson Matthey PLC	1,915	82,990
Kingfisher PLC	21,365	94,875
Land Securities Group PLC	5,784	83,732
Legal & General Group PLC	42,388	115,311
Liberty Global PLC, Class A (b)	2,659	84,317
Liberty Global PLC, Class C (b)	5,846	180,934
Liberty Global PLC LiLAC, Class C (b)	729	25,515
Lloyds Banking Group PLC	479,838	337,493
London Stock Exchange Group PLC	5,787	212,947
Marks & Spencer Group PLC	4,511	19,072
Meggitt PLC	7,666	44,401
Merlin Entertainments PLC (c)	7,685	48,078
Mondi PLC	3,822	77,347
National Grid PLC	35,764	512,814
Next PLC	372	24,732
Old Mutual PLC	45,362	126,232
Pearson PLC	8,227	96,119
Pentair PLC	1,914	122,151
Persimmon PLC	1,961	43,784
Petrofac Ltd.	2,236	22,109
Provident Financial PLC	1,316	47,193
Prudential PLC	24,711	435,617
Randgold Resources Ltd.	940	110,617
Reckitt Benckiser Group PLC	6,340	614,727
RELX NV	9,414	169,634
RELX PLC	10,330	196,154
Rio Tinto PLC	11,769	381,930
Rolls-Royce Holdings PLC (b)	17,823	186,493
Royal Bank of Scotland Group PLC (b)	12,028	30,614
Royal Mail PLC	10,324	69,616
RSA Insurance Group PLC	11,778	77,451
SABMiller PLC	9,762	570,395
Sage Group PLC	10,698	100,876
Schroders PLC	1,572	54,483

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	41

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Segro PLC	8,485	$49,717
Severn Trent PLC	2,385	77,279
Sky PLC	8,974	109,289
Smith & Nephew PLC	8,504	139,883
Smiths Group PLC	3,405	56,916
SSE PLC	10,550	211,771
St. James’s Place PLC	14,295	174,948
Standard Chartered PLC	33,437	267,366
Standard Life PLC	11,218	44,912
Tate & Lyle PLC	5,376	51,447
Taylor Wimpey PLC	5,014	10,260
Tesco PLC (b)	64,445	132,874
Travis Perkins PLC	1,119	23,089
Unilever PLC	12,193	570,426
United Utilities Group PLC	8,099	108,957
Vodafone Group PLC	258,826	786,283
Weir Group PLC	3,866	74,906
Whitbread PLC	1,364	69,652
William Hill PLC	10,334	43,713
Willis Towers Watson PLC	1,242	153,536
WM Morrison Supermarkets PLC	27,049	66,472
Wolseley PLC	2,445	136,329
Worldpay Group PLC (b)(c)	14,816	57,472
WPP PLC	13,092	293,752

		20,669,818
United States — 57.9%
3M Co.	5,788	1,032,349
Abbott Laboratories	14,039	628,245
AbbVie, Inc.	15,458	1,023,783
Accenture PLC, Class A	6,178	696,940
Activision Blizzard, Inc.	5,778	232,044
Acuity Brands, Inc.	431	113,107
Adobe Systems, Inc. (b)	4,787	468,456
Advance Auto Parts, Inc.	695	118,053
AES Corp.	7,348	90,748
Aetna, Inc.	3,441	396,438
Affiliated Managers Group, Inc. (b)	451	66,198
Aflac, Inc.	4,288	309,937
AGCO Corp.	471	22,683
Agilent Technologies, Inc.	3,113	149,766
Air Products & Chemicals, Inc.	1,896	283,300
Akamai Technologies, Inc. (b)	1,699	85,850
Albemarle Corp.	1,108	93,260
Alcoa, Inc.	14,351	152,408
Alexandria Real Estate Equities, Inc.	587	65,920
Alexion Pharmaceuticals, Inc. (b)	2,141	275,333
Alkermes PLC (b)	930	46,407
Alleghany Corp. (b)	112	60,872
Allergan PLC (b)	3,806	962,728
Alliance Data Systems Corp. (b)	548	126,928
Alliant Energy Corp.	2,224	89,516
Allstate Corp.	3,687	251,933
Ally Financial, Inc.	4,384	79,087
Alnylam Pharmaceuticals, Inc. (b)	697	47,452
Alphabet, Inc., Class A (b)	2,835	2,243,449
Alphabet, Inc., Class C (b)	3,014	2,317,133
Altria Group, Inc.	18,975	1,284,608
Amazon.com, Inc. (b)	3,879	2,943,424
AMERCO, Inc.	58	22,940
Ameren Corp.	2,296	120,402
American Airlines Group, Inc.	3,035	107,743
American Capital Agency Corp.	2,465	48,289
American Electric Power Co., Inc.	4,963	343,936
American Express Co.	7,848	505,882
American International Group, Inc.	10,892	592,960
American Tower Corp.	4,091	473,615

Common Stocks	Shares	Value
United States (continued)
American Water Works Co., Inc.	1,577	$130,229
Ameriprise Financial, Inc.	1,545	148,073
AmerisourceBergen Corp.	1,778	151,468
AMETEK, Inc.	2,615	122,983
Amgen, Inc.	7,377	1,269,065
Amphenol Corp., Class A	2,876	171,180
Anadarko Petroleum Corp.	4,781	260,708
Analog Devices, Inc.	2,788	177,958
Annaly Capital Management, Inc.	7,897	86,709
ANSYS, Inc. (b)	715	63,892
Antero Resources Corp. (b)	1,468	38,447
Anthem, Inc.	2,603	341,878
AO Smith Corp.	598	55,548
Aon PLC	2,763	295,834
Apache Corp.	3,728	195,720
Apple, Inc.	53,734	5,599,620
Applied Materials, Inc.	10,471	275,283
Aramark	2,312	82,885
Arch Capital Group Ltd. (b)	1,190	86,430
Archer-Daniels-Midland Co.	5,797	261,329
Arrow Electronics, Inc. (b)	859	57,115
Arthur J Gallagher & Co.	1,721	84,656
Ashland, Inc.	726	82,212
Assurant, Inc.	500	41,505
AT&T, Inc.	59,612	2,580,603
Atmos Energy Corp.	1,082	86,333
Autodesk, Inc. (b)	1,886	112,123
Automatic Data Processing, Inc.	4,401	391,469
AutoNation, Inc. (b)	571	30,463
AutoZone, Inc. (b)	313	254,773
AvalonBay Communities, Inc.	1,404	260,653
Avery Dennison Corp.	670	52,186
Avnet, Inc.	1,174	48,251
Axalta Coating Systems Ltd. (b)	1,699	48,506
Axis Capital Holdings Ltd.	741	41,185
B/E Aerospace, Inc.	1,136	54,341
Baker Hughes, Inc.	4,149	198,447
Ball Corp.	1,570	110,951
Bank of America Corp.	107,068	1,551,415
Bank of New York Mellon Corp.	10,413	410,272
Baxter International, Inc.	4,963	238,323
BB&T Corp.	8,305	306,205
Becton Dickinson & Co.	2,137	376,112
Bed Bath & Beyond, Inc.	1,878	84,416
Berkshire Hathaway, Inc., Class B (b)	11,646	1,680,168
Best Buy Co., Inc.	2,464	82,790
Biogen, Inc. (b)	2,093	606,823
BioMarin Pharmaceutical, Inc. (b)	1,450	144,159
BlackRock, Inc. (e)	1,168	427,780
Boeing Co.	6,125	818,668
BorgWarner, Inc.	2,494	82,751
Boston Properties, Inc.	1,381	196,282
Boston Scientific Corp. (b)	12,406	301,218
Bristol-Myers Squibb Co.	16,325	1,221,273
Brixmor Property Group, Inc.	2,867	81,423
Broadridge Financial Solutions, Inc.	950	64,296
Brown-Forman Corp., Class B	1,104	108,402
Bunge Ltd.	1,220	80,325
C.H. Robinson Worldwide, Inc.	1,413	98,373
C.R. Bard, Inc.	663	148,333
CA, Inc.	3,370	116,771
Cabot Oil & Gas Corp.	4,162	102,677
Cadence Design Systems, Inc. (b)	2,425	58,321
Calpine Corp. (b)	3,625	49,808
Camden Property Trust	916	82,064
Campbell Soup Co.	1,803	112,273
Capital One Financial Corp.	5,331	357,603

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Cardinal Health, Inc.	3,346	$279,726
CarMax, Inc. (b)	1,924	112,092
Carnival Corp.	4,428	206,876
Caterpillar, Inc.	5,628	465,773
CBRE Group, Inc., Class A (b)	2,894	82,334
CBS Corp., Class B	4,377	228,567
CDK Global, Inc.	1,509	87,205
CDW Corp.	1,087	46,665
Celanese Corp., Series A	1,490	94,496
Celgene Corp. (b)	7,642	857,356
Centene Corp. (b)	1,765	124,521
CenterPoint Energy, Inc.	3,908	93,479
CenturyLink, Inc.	4,990	156,886
Cerner Corp. (b)	2,921	182,241
CF Industries Holdings, Inc.	2,464	60,812
Charles Schwab Corp.	11,914	338,596
Charter Communications, Inc., Class A (b)	2,073	486,886
Cheniere Energy, Inc. (b)	1,617	67,639
Chevron Corp.	18,381	1,883,685
Chipotle Mexican Grill, Inc. (b)	265	112,357
Chubb Ltd.	4,390	549,891
Church & Dwight Co., Inc.	1,193	117,200
Cigna Corp.	2,567	331,040
Cimarex Energy Co.	932	111,859
Cincinnati Financial Corp.	1,396	104,281
Cintas Corp.	727	77,985
Cisco Systems, Inc.	49,189	1,501,740
CIT Group, Inc.	2,080	71,885
Citigroup, Inc.	28,502	1,248,673
Citizens Financial Group, Inc.	10,391	232,031
Citrix Systems, Inc. (b)	1,449	129,149
Clorox Co.	1,220	159,905
CME Group, Inc.	3,043	311,116
CMS Energy Corp.	2,644	119,456
Coach, Inc.	2,666	114,931
Coca-Cola Co.	39,860	1,739,092
Cognizant Technology Solutions Corp., Class A (b)	6,165	354,426
Colgate-Palmolive Co.	8,044	598,715
Comcast Corp., Class A	23,674	1,592,076
Comerica, Inc.	1,792	81,070
ConAgra Foods, Inc.	4,086	191,061
Concho Resources, Inc. (b)	1,372	170,402
ConocoPhillips	11,784	481,023
Consolidated Edison, Inc.	3,044	243,764
Constellation Brands, Inc., Class A	1,625	267,524
Continental Resources, Inc. (b)	829	36,517
Cooper Cos., Inc.	488	89,045
Corning, Inc.	11,499	255,508
Costco Wholesale Corp.	4,338	725,400
Crown Castle International Corp.	3,183	308,846
Crown Holdings, Inc. (b)	1,436	76,065
CSX Corp.	9,781	277,096
Cummins, Inc.	1,757	215,707
CVS Health Corp.	10,516	975,044
D.R. Horton, Inc.	3,314	108,964
Danaher Corp.	5,864	477,564
Darden Restaurants, Inc.	1,203	74,057
DaVita HealthCare Partners, Inc. (b)	1,553	120,420
Deere & Co.	2,808	218,210
Delta Air Lines, Inc.	1,565	60,644
DENTSPLY SIRONA, Inc.	2,267	145,179
Devon Energy Corp.	4,618	176,777
Dick’s Sporting Goods, Inc.	987	50,623
Digital Realty Trust, Inc.	1,298	135,589
Discover Financial Services	4,315	245,265
Discovery Communications, Inc., Class A (b)	1,706	42,804
Discovery Communications, Inc., Class C (b)	2,192	53,792

Common Stocks	Shares	Value
United States (continued)
DISH Network Corp., Class A (b)	2,087	$111,488
Dollar General Corp.	2,960	280,430
Dollar Tree, Inc. (b)	2,313	222,719
Dominion Resources, Inc.	5,765	449,785
Domino’s Pizza, Inc.	403	59,362
Dover Corp.	1,535	109,645
Dow Chemical Co.	10,609	569,385
Dr. Pepper Snapple Group, Inc.	1,685	165,989
DTE Energy Co.	1,621	158,080
Duke Energy Corp.	6,555	561,042
Duke Realty Corp.	3,407	98,088
Dun & Bradstreet Corp.	465	60,101
E*Trade Financial Corp. (b)	2,940	73,735
E.I. du Pont de Nemours & Co.	8,281	572,797
Eastman Chemical Co.	1,467	95,692
Eaton Corp. PLC	4,702	298,154
Eaton Vance Corp.	744	28,131
eBay, Inc. (b)	11,313	352,513
Ecolab, Inc.	2,711	320,928
Edgewell Personal Care Co. (b)	456	38,582
Edison International	3,344	258,759
Edwards Lifesciences Corp. (b)	1,955	223,887
Electronic Arts, Inc. (b)	3,198	244,071
Eli Lilly & Co.	9,759	808,924
EMC Corp.	18,586	525,612
Emerson Electric Co.	6,498	363,238
Entergy Corp.	1,605	130,631
Envision Healthcare Holdings, Inc. (b)	2,121	52,155
EOG Resources, Inc.	5,305	433,419
EQT Corp.	1,512	110,164
Equifax, Inc.	1,063	140,805
Equinix, Inc.	705	262,873
Equity Residential	3,283	223,211
Essex Property Trust, Inc.	572	133,779
Estee Lauder Cos., Inc., Class A	2,035	189,052
Everest Re Group Ltd.	310	58,593
Eversource Energy	2,968	173,598
Exelon Corp.	9,065	337,943
Expedia, Inc.	1,079	125,865
Expeditors International of Washington, Inc.	1,474	72,860
Express Scripts Holding Co. (b)	6,411	487,685
Extra Space Storage, Inc.	1,105	95,052
Exxon Mobil Corp.	40,245	3,579,793
F5 Networks, Inc. (b)	769	94,910
Facebook, Inc., Class A (b)	22,241	2,756,550
Fastenal Co.	2,568	109,782
Federal Realty Investment Trust	659	111,832
FedEx Corp.	2,623	424,664
Fidelity National Information Services, Inc.	3,041	241,851
Fifth Third Bancorp	7,093	134,625
First Republic Bank	1,399	100,266
FirstEnergy Corp.	3,730	130,252
Fiserv, Inc. (b)	2,295	253,276
FleetCor Technologies, Inc. (b)	980	148,646
Flextronics International Ltd. (b)	6,365	80,645
FLIR Systems, Inc.	1,512	49,261
Flowserve Corp.	979	46,845
Fluor Corp.	1,605	85,900
FMC Corp.	1,201	57,096
FMC Technologies, Inc. (b)	1,629	41,344
FNF Group	2,840	106,983
Foot Locker, Inc.	1,070	63,793
Ford Motor Co.	35,529	449,797
Fortinet, Inc. (b)	1,078	37,396
Fortive Corp. (b)	2,932	141,352
Fortune Brands Home & Security, Inc.	1,531	96,866
Franklin Resources, Inc.	3,516	127,244

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	43

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Freeport-McMoRan, Inc.	10,839	$140,473
Frontier Communications Corp.	8,535	44,382
Gap, Inc.	1,790	46,164
Garmin Ltd.	850	46,181
Gartner, Inc. (b)	821	82,305
General Dynamics Corp.	2,643	388,230
General Electric Co.	90,425	2,815,834
General Growth Properties, Inc.	6,091	194,607
General Mills, Inc.	5,779	415,452
General Motors Co.	13,784	434,747
Genuine Parts Co.	1,409	144,056
Gilead Sciences, Inc.	13,202	1,049,163
Global Payments, Inc.	1,651	123,264
Goldman Sachs Group, Inc.	3,621	575,051
Goodyear Tire & Rubber Co.	2,766	79,301
H&R Block, Inc.	1,719	40,895
Halliburton Co.	8,635	377,004
Hanesbrands, Inc.	3,736	99,602
Harley-Davidson, Inc.	2,109	111,608
Harman International Industries, Inc.	544	44,956
Harris Corp.	1,224	106,023
Hartford Financial Services Group, Inc.	3,597	143,340
Hasbro, Inc.	1,220	99,101
HCA Holdings, Inc. (b)	2,883	222,366
HCP, Inc.	4,778	187,441
Helmerich & Payne, Inc.	1,233	76,409
Henry Schein, Inc. (b)	739	133,744
Hershey Co.	1,368	151,520
Hess Corp.	2,677	143,621
Hewlett Packard Enterprise Co.	17,089	359,211
Hilton Worldwide Holdings, Inc.	4,720	109,457
HollyFrontier Corp.	333	8,465
Hologic, Inc. (b)	2,461	94,724
Home Depot, Inc.	12,309	1,701,596
Honeywell International, Inc.	7,127	829,084
Hormel Foods Corp.	2,784	103,982
Host Hotels & Resorts, Inc.	7,027	124,659
HP, Inc.	17,428	244,166
Humana, Inc.	1,418	244,676
Huntington Bancshares, Inc.	9,188	87,286
IDEXX Laboratories, Inc. (b)	716	67,154
Illinois Tool Works, Inc.	3,262	376,435
Illumina, Inc. (b)	1,317	219,083
IMS Health Holdings, Inc. (b)	1,894	56,858
Incyte Corp. (b)	1,493	134,684
Ingersoll-Rand PLC	2,322	153,856
Ingredion, Inc.	816	108,724
Intel Corp.	46,138	1,608,371
IntercontinentalExchange, Inc.	1,186	313,341
International Business Machines Corp.	8,809	1,414,902
International Flavors & Fragrances, Inc.	796	106,067
International Paper Co.	4,071	186,493
Interpublic Group of Cos., Inc.	4,333	99,919
Intuit, Inc.	2,471	274,256
Intuitive Surgical, Inc. (b)	385	267,868
Invesco Ltd.	4,488	130,960
Ionis Pharmaceuticals, Inc. (b)	420	12,260
Iron Mountain, Inc.	2,129	87,736
J.M. Smucker Co.	1,094	168,651
Jacobs Engineering Group, Inc. (b)	1,221	65,348
Jazz Pharmaceuticals PLC (b)	587	88,619
JB Hunt Transport Services, Inc.	943	78,392
Johnson & Johnson	26,741	3,348,775
Johnson Controls, Inc.	6,655	305,598
Jones Lang LaSalle, Inc.	420	45,977
JPMorgan Chase & Co.	35,569	2,275,349
Juniper Networks, Inc.	3,446	78,190

Common Stocks	Shares	Value
United States (continued)
Kansas City Southern	1,035	$99,474
Kellogg Co.	2,407	199,083
KeyCorp	9,717	113,689
Kimberly-Clark Corp.	3,470	449,539
Kimco Realty Corp.	3,828	122,879
Kinder Morgan, Inc.	17,825	362,382
KLA-Tencor Corp.	1,493	113,035
Kohl’s Corp.	1,492	62,052
Kraft Heinz Co.	5,806	501,580
Kroger Co.	9,338	319,266
L Brands, Inc.	2,256	166,718
L-3 Communications Holdings, Inc.	828	125,550
Laboratory Corp. of America Holdings (b)	922	128,674
Lam Research Corp.	1,438	129,089
Las Vegas Sands Corp.	4,100	207,665
Lear Corp.	747	84,747
Leggett & Platt, Inc.	1,602	84,217
Lennar Corp., Class A	1,741	81,479
Leucadia National Corp.	2,332	42,582
Level 3 Communications, Inc. (b)	2,884	145,930
Liberty Interactive Corp QVC Group, Series A (b)	3,649	97,830
Liberty Property Trust	1,416	58,594
Liberty SiriusXM Group, Class A (b)	618	22,094
Liberty SiriusXM Group, Class C (b)	2,089	73,637
Lincoln National Corp.	2,422	105,769
Linear Technology Corp.	2,267	135,997
LinkedIn Corp., Class A (b)	1,141	219,905
LKQ Corp. (b)	3,284	112,937
Lockheed Martin Corp.	2,724	688,437
Loews Corp.	2,689	111,136
Lowe’s Cos., Inc.	8,953	736,653
lululemon athletica, Inc. (b)	1,148	89,142
LyondellBasell Industries NV, Class A	3,523	265,141
M&T Bank Corp.	1,333	152,708
Macerich Co.	1,380	123,151
Macy’s, Inc.	2,453	87,891
Mallinckrodt PLC (b)	1,346	90,640
ManpowerGroup, Inc.	566	39,280
Marathon Oil Corp.	7,167	97,758
Marathon Petroleum Corp.	4,217	166,108
Markel Corp. (b)	128	121,440
Marriott International, Inc., Class A	1,874	134,366
Marsh & McLennan Cos., Inc.	5,132	337,429
Martin Marietta Materials, Inc.	537	108,823
Masco Corp.	3,616	131,912
Mastercard, Inc., Class A	9,556	910,113
Mattel, Inc.	3,304	110,288
Maxim Integrated Products, Inc.	2,779	113,328
McCormick & Co., Inc.	1,090	111,453
McDonald’s Corp.	8,836	1,039,555
McKesson Corp.	2,282	443,986
Mead Johnson Nutrition Co.	1,761	157,081
Medivation, Inc. (b)	1,442	92,274
MEDNAX, Inc. (b)	1,099	75,732
Merck & Co., Inc.	26,896	1,577,719
MetLife, Inc.	9,861	421,459
Mettler-Toledo International, Inc. (b)	313	128,709
MGM Resorts International (b)	4,476	107,334
Michael Kors Holdings Ltd. (b)	1,849	95,630
Microchip Technology, Inc.	2,054	114,285
Micron Technology, Inc. (b)	9,618	132,151
Microsoft Corp.	72,818	4,127,324
Mid-America Apartment Communities, Inc.	863	91,495
Mohawk Industries, Inc. (b)	594	124,110
Molson Coors Brewing Co., Class B	1,692	172,855
Mondelez International, Inc., Class A	15,485	681,030
Monsanto Co.	4,234	452,064

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Monster Beverage Corp. (b)	1,278	$205,285
Moody’s Corp.	1,561	165,482
Morgan Stanley	14,736	423,365
Mosaic Co.	3,237	87,399
Motorola Solutions, Inc.	1,533	106,360
MSCI, Inc.	1,136	97,741
Murphy Oil Corp.	2,614	71,702
Mylan NV (b)	3,867	180,937
Nasdaq, Inc.	1,195	84,558
National Oilwell Varco, Inc.	3,946	127,653
Navient Corp.	2,457	34,889
NetApp, Inc.	3,058	80,578
Netflix, Inc. (b)	4,164	379,965
NetSuite, Inc. (b)	271	29,498
New York Community Bancorp, Inc.	4,928	71,210
Newell Brands, Inc.	4,457	233,814
Newfield Exploration Co. (b)	2,301	99,633
Newmont Mining Corp.	4,758	209,352
News Corp., Class A	4,384	56,860
NextEra Energy, Inc.	4,383	562,295
Nielsen Holdings PLC	3,642	196,158
NIKE, Inc., Class B	13,241	734,876
NiSource, Inc.	2,563	65,767
Noble Energy, Inc.	4,029	143,916
Nordstrom, Inc.	998	44,142
Norfolk Southern Corp.	2,722	244,381
Northern Trust Corp.	1,936	130,854
Northrop Grumman Corp.	1,703	368,921
Norwegian Cruise Line Holdings Ltd. (b)	1,670	71,142
NRG Energy, Inc.	2,432	33,659
Nuance Communications, Inc. (b)	2,784	44,739
Nucor Corp.	3,360	180,230
NVIDIA Corp.	5,024	286,870
O’Reilly Automotive, Inc. (b)	991	288,014
Occidental Petroleum Corp.	7,261	542,615
OGE Energy Corp.	2,238	71,996
Omnicom Group, Inc.	2,229	183,424
ONEOK, Inc.	2,056	92,088
Oracle Corp.	30,311	1,243,963
PACCAR, Inc.	3,267	192,655
Packaging Corp. of America	898	67,072
Palo Alto Networks, Inc. (b)	703	92,016
Parker Hannifin Corp.	1,227	140,111
Patterson Cos., Inc.	561	27,691
Paychex, Inc.	2,921	173,157
PayPal Holdings, Inc. (b)	10,644	396,383
People’s United Financial, Inc.	2,389	36,217
PepsiCo, Inc.	14,008	1,525,751
Perrigo Co. PLC	242	22,116
Pfizer, Inc.	59,829	2,207,092
PG&E Corp.	5,033	321,810
Philip Morris International, Inc.	15,076	1,511,520
Phillips 66	4,801	365,164
Pinnacle West Capital Corp.	1,092	86,126
Pioneer Natural Resources Co.	1,672	271,817
Plains GP Holdings LP, Class A	5,313	56,424
PNC Financial Services Group, Inc. (e)	4,505	372,338
Polaris Industries, Inc.	544	53,720
PPG Industries, Inc.	2,714	284,183
PPL Corp.	6,802	256,503
Praxair, Inc.	2,889	336,684
Priceline Group, Inc. (b)	470	634,881
Principal Financial Group, Inc.	2,683	125,108
Procter & Gamble Co.	26,210	2,243,314
Progressive Corp.	5,385	175,066
Prologis, Inc.	5,338	290,868
Prudential Financial, Inc.	4,528	340,913

Common Stocks	Shares	Value
United States (continued)
Public Service Enterprise Group, Inc.	4,944	$227,473
Public Storage	1,486	355,035
PulteGroup, Inc.	2,747	58,181
PVH Corp.	833	84,183
Qorvo, Inc. (b)	1,270	80,302
QUALCOMM, Inc.	14,573	911,978
Quest Diagnostics, Inc.	1,397	120,645
Quintiles Transnational Holdings, Inc. (b)	681	52,873
Ralph Lauren Corp.	424	41,590
Range Resources Corp.	1,772	71,429
Raymond James Financial, Inc.	1,114	61,159
Raytheon Co.	2,902	404,916
Realogy Holdings Corp. (b)	1,394	43,200
Realty Income Corp.	2,560	182,963
Red Hat, Inc. (b)	1,641	123,551
Regency Centers Corp.	988	83,911
Regeneron Pharmaceuticals, Inc. (b)	709	301,410
Regions Financial Corp.	20,875	191,424
RenaissanceRe Holdings Ltd.	254	29,850
Republic Services, Inc.	2,617	134,147
ResMed, Inc.	1,386	95,468
Reynolds American, Inc.	8,200	410,492
Rite Aid Corp. (b)	10,196	71,372
Robert Half International, Inc.	968	35,371
Rockwell Automation, Inc.	1,239	141,742
Rockwell Collins, Inc.	1,262	106,790
Roper Technologies, Inc.	950	161,842
Ross Stores, Inc.	4,189	259,006
Royal Caribbean Cruises Ltd.	1,542	111,702
S&P Global, Inc.	2,709	331,040
Sabre Corp.	1,616	47,106
salesforce.com, Inc. (b)	6,041	494,154
SBA Communications Corp., Class A (b)	1,140	131,100
SCANA Corp.	1,289	96,598
Schlumberger Ltd.	13,500	1,087,020
Scripps Networks Interactive, Inc., Class A	831	54,896
Sealed Air Corp.	1,958	92,378
SEI Investments Co.	1,649	74,205
Sempra Energy	2,421	270,861
ServiceNow, Inc. (b)	1,455	109,009
Sherwin-Williams Co.	810	242,781
Signature Bank (b)	536	64,449
Signet Jewelers Ltd.	381	33,494
Simon Property Group, Inc.	2,928	664,773
Sirius XM Holdings, Inc. (b)	23,361	102,555
Skyworks Solutions, Inc.	1,677	110,716
SL Green Realty Corp.	941	110,869
Snap-on, Inc.	589	92,573
Southern Co.	8,795	470,533
Southwest Airlines Co.	1,205	44,597
Southwestern Energy Co. (b)	4,053	59,093
Spectra Energy Corp.	6,909	248,517
Splunk, Inc. (b)	1,318	82,428
Sprint Corp. (b)	6,718	41,249
St. Jude Medical, Inc.	2,836	235,501
Stanley Black & Decker, Inc.	1,556	189,365
Staples, Inc.	4,684	43,514
Starbucks Corp.	14,391	835,398
Starwood Hotels & Resorts Worldwide, Inc.	1,589	124,037
State Street Corp.	4,151	273,053
Stericycle, Inc. (b)	872	78,715
Stryker Corp.	3,177	369,422
SunTrust Banks, Inc.	5,076	214,664
Symantec Corp.	6,292	128,546
Synchrony Financial (b)	8,699	242,528
Synopsys, Inc. (b)	1,557	84,327
Sysco Corp.	5,438	281,634

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	45

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
T-Mobile U.S., Inc. (b)	2,620	$121,411
T. Rowe Price Group, Inc.	2,232	157,780
Target Corp.	5,510	415,068
TD Ameritrade Holding Corp.	2,662	80,818
TEGNA, Inc.	1,622	35,522
Tesla Motors, Inc. (b)	906	212,720
Tesoro Corp.	1,319	100,442
Texas Instruments, Inc.	10,012	698,337
Textron, Inc.	2,725	106,275
Thermo Fisher Scientific, Inc.	3,765	598,033
Tiffany & Co.	1,282	82,715
Time Warner, Inc.	7,517	576,178
TJX Cos., Inc.	6,411	523,907
Toll Brothers, Inc. (b)	1,581	44,284
Torchmark Corp.	884	54,693
Total System Services, Inc.	1,632	83,101
Tractor Supply Co.	1,235	113,188
TransDigm Group, Inc. (b)	486	135,847
Travelers Cos., Inc.	2,925	339,944
Trimble Navigation Ltd. (b)	2,191	57,930
TripAdvisor, Inc. (b)	1,178	82,425
Twenty-First Century Fox, Inc., Class A	10,420	277,589
Twenty-First Century Fox, Inc., Class B	3,961	107,066
Twitter, Inc. (b)	5,125	85,280
Tyco International PLC	4,481	204,199
Tyson Foods, Inc., Class A	2,636	194,010
UDR, Inc.	2,869	106,813
UGI Corp.	2,083	94,277
Ulta Salon Cosmetics & Fragrance, Inc. (b)	551	143,927
Under Armour, Inc., Class A (b)	2,250	88,785
Under Armour, Inc., Class C (b)	1,466	52,336
Union Pacific Corp.	8,291	771,478
United Continental Holdings, Inc. (b)	1,239	58,097
United Parcel Service, Inc., Class B	6,776	732,486
United Rentals, Inc. (b)	670	53,379
United Technologies Corp.	7,756	834,933
United Therapeutics Corp. (b)	337	40,780
UnitedHealth Group, Inc.	9,265	1,326,748
Universal Health Services, Inc., Class B	861	111,525
Unum Group	2,011	67,188
US Bancorp	17,110	721,529
Valero Energy Corp.	4,414	230,764
Valspar Corp.	601	63,988
Vantiv, Inc., Class A (b)	1,542	84,455
Varian Medical Systems, Inc. (b)	783	74,181
Ventas, Inc.	3,085	234,954
VEREIT, Inc.	7,361	81,413
VeriSign, Inc. (b)	998	86,437
Verisk Analytics, Inc. (b)	1,453	123,912
Verizon Communications, Inc.	39,480	2,187,587
Vertex Pharmaceuticals, Inc. (b)	2,364	229,308
VF Corp.	3,566	222,625
Viacom, Inc., Class B	3,535	160,736
Visa, Inc., Class A	18,512	1,444,862
VMware, Inc., Class A (b)	835	60,938
Vornado Realty Trust	1,526	163,892
Voya Financial, Inc.	1,599	40,982
Vulcan Materials Co.	1,185	146,916
W.R. Berkley Corp.	862	50,160
W.W. Grainger, Inc.	534	116,866
WABCO Holdings, Inc. (b)	486	48,731
Wabtec Corp.	698	47,813
Wal-Mart Stores, Inc.	15,645	1,141,616
Walgreens Boots Alliance, Inc.	8,992	712,616
Walt Disney Co.	15,034	1,442,512
Waste Connections, Inc. (b)	1,254	93,398
Waste Management, Inc.	4,332	286,432

Common Stocks	Shares	Value
United States (continued)
Waters Corp. (b)	783	$124,442
WEC Energy Group, Inc.	2,839	184,279
Wells Fargo & Co.	46,739	2,242,070
Welltower, Inc.	3,599	285,509
Westar Energy, Inc.	1,668	92,691
Western Digital Corp.	2,154	102,337
Western Union Co.	4,773	95,460
WestRock Co.	2,753	118,131
Weyerhaeuser Co.	7,745	253,416
Whirlpool Corp.	723	139,076
WhiteWave Foods Co. (b)	1,760	97,662
Whole Foods Market, Inc.	3,439	104,821
Williams Cos., Inc.	8,327	199,598
Workday, Inc., Class A (b)	1,077	89,757
WR Grace & Co.	533	39,906
Wyndham Worldwide Corp.	1,260	89,485
Wynn Resorts Ltd.	1,170	114,602
Xcel Energy, Inc.	5,294	232,830
Xerox Corp.	7,515	77,405
Xilinx, Inc.	2,319	118,455
Xylem, Inc.	1,797	85,915
Yahoo!, Inc. (b)	8,999	343,672
Yum! Brands, Inc.	4,102	366,801
Zillow Group, Inc., Class C (b)	880	34,540
Zimmer Biomet Holdings, Inc.	1,954	256,248
Zoetis, Inc.	4,924	248,514

		188,731,739
Total Common Stocks — 98.7%		321,824,690

Preferred Securities
Preferred Stocks
Germany — 0.1%
Henkel AG & Co. KGaA Preference Shares, 0.00%	1,872	233,262
Volkswagen AG, Preference Shares, 0.00%	1,519	213,713
Total Preferred Securities — 0.1%		446,975

Rights
Spain — 0.0%
Zardoya Otis SA (b)	1,739	700
Total Rights — 0.0%		700
Total Long-Term Investments (Cost — $296,940,058) — 98.8%		322,272,365

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (e)(f)(g)	$11	10,972

	Shares
BlackRock Premier Government Institutional Fund, 0.24% (e)(f)	1,751,171	1,751,171
Total Short-Term Securities (Cost — $1,762,143) — 0.6%		1,762,143
Total Investments (Cost — $298,702,201) — 99.4%		324,034,508
Other Assets Less Liabilities — 0.6%		1,992,457

Net Assets — 100.0%		$326,026,965

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	During the year ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock, Inc.	40	1,128		—	1,168	$427,780	$4,742
BlackRock Liquidity Series, LLC, Money Market Series	—	$10,972	[1]	—	$10,972	10,972	3,889	[2]
BlackRock Premier Government Institutional Fund[3]	249,778	1,501,393	[1]	—	1,751,171	1,751,171	9,683
PNC Financial Services Group, Inc.	203	4,302		—	4,505	372,338	3,807
Total						$2,562,261	$22,121

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
4	Nikkei 225 Index	September 2016	JPY	33,160,000	$5,548
14	Euro Stoxx 50 Index	September 2016	EUR	417,620	4,904
5	FTSE 100 Index	September 2016	GBP	333,825	1,738
21	S&P 500 E-Mini Index	September 2016	USD	2,276,610	13,379
Total					$25,569

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$25,569	—	—	—	$25,569

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$1,683,534	—		—	$1,683,534

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$20,925	—		—	$20,925

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	47

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,137,017

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$8,832,304	$51,325	$8,883,629
Austria	—	347,631	—	347,631
Belgium	—	1,627,656	—	1,627,656
Bermuda	$158,195	—	—	158,195
Canada	11,477,051	—	—	11,477,051
Denmark	—	2,410,286	—	2,410,286
Finland	—	1,163,715	—	1,163,715
France	—	11,550,720	—	11,550,720
Germany	—	9,932,507	—	9,932,507
Hong Kong	119,326	3,921,438	—	4,040,764
Ireland	1,334,672	1,366,223	—	2,700,895
Israel	201,710	740,755	—	942,465
Italy	—	2,046,611	—	2,046,611
Japan	—	27,888,312	15,019	27,903,331
Luxembourg	—	22,167	—	22,167
Netherlands	1,592,380	4,318,482	—	5,910,862
New Zealand	—	233,385	—	233,385
Norway	—	707,848	—	707,848
Portugal	—	153,281	—	153,281
Singapore	599,488	1,601,807	—	2,201,295
Spain	—	3,474,584	—	3,474,584
Sweden	85,804	3,230,561	—	3,316,365
Switzerland	271,022	10,903,608	—	11,174,630
United Arab Emirates	—	43,260	—	43,260
United Kingdom	1,001,451	19,668,367	—	20,669,818
United States	188,731,739	—	—	188,731,739
Preferred Stocks	—	446,975	—	446,975
Rights	700	—	—	700
Short-Term Securities	1,751,171	10,972	—	1,762,143

Total	$207,324,709	$116,643,455	$66,344	$324,034,508

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$25,569	—	—	$25,569
[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$220,980	—	—	$220,980
Foreign currency at value	1,602,926	—	—	1,602,926
Liabilities:
Collateral on securities loaned at value	—	$(10,972)	—	(10,972)

Total	$1,823,906	$(10,972)	—	$1,812,934

During the year ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Small/Mid Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	263	$6,354
Aerojet Rocketdyne Holdings, Inc. (a)	472	8,902
Aerovironment, Inc. (a)	151	4,281
American Science & Engineering, Inc.	48	1,772
Astronics Corp. (a)	194	7,424
B/E Aerospace, Inc.	851	40,708
Cubic Corp.	190	7,760
Curtiss-Wright Corp.	354	31,502
DigitalGlobe, Inc. (a)	537	14,477
Ducommun, Inc. (a)	70	1,354
Engility Holdings, Inc. (a)	148	4,298
Esterline Technologies Corp. (a)	253	15,390
HEICO Corp.	150	10,426
HEICO Corp., Class A	340	19,608
Hexcel Corp.	781	33,716
Huntington Ingalls Industries, Inc.	376	64,890
KEYW Holding Corp. (a)	238	2,437
KLX, Inc. (a)	490	15,827
Kratos Defense & Security Solutions, Inc. (a)	312	1,376
Moog, Inc., Class A (a)	255	14,043
National Presto Industries, Inc.	39	3,492
Orbital ATK, Inc.	476	41,469
Sparton Corp. (a)	63	1,311
Spirit Aerosystems Holdings, Inc., Class A (a)	1,093	47,414
Taser International, Inc. (a)	404	11,700
Teledyne Technologies, Inc. (a)	274	28,770
Triumph Group, Inc.	428	13,195
Vectrus, Inc. (a)	71	2,212

		456,108
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (a)	398	5,763
Atlas Air Worldwide Holdings, Inc. (a)	231	9,986
Echo Global Logistics, Inc. (a)	227	5,620
Forward Air Corp.	268	12,403
Hub Group, Inc., Class A (a)	302	12,364
Park-Ohio Holdings Corp.	72	2,144
Radiant Logistics, Inc. (a)	260	822
XPO Logistics, Inc. (a)(b)	835	24,733

		73,835
Airlines — 0.6%
Alaska Air Group, Inc.	980	65,876
Allegiant Travel Co.	69	8,954
Copa Holdings SA, Class A	263	17,621
Hawaiian Holdings, Inc. (a)	442	20,124
JetBlue Airways Corp. (a)	2,674	49,014
SkyWest, Inc.	451	12,975
Spirit Airlines, Inc. (a)	595	25,436
Virgin America, Inc. (a)	157	8,780

		208,780
Auto Components — 1.2%
Allison Transmission Holdings, Inc.	1,189	34,267
American Axle & Manufacturing Holdings, Inc. (a)	688	11,978
Cooper Tire & Rubber Co.	472	15,571
Cooper-Standard Holding, Inc. (a)	130	11,447
Dana Holding Corp.	1,289	17,582
Dorman Products, Inc. (a)	204	12,995
Drew Industries, Inc.	183	16,765
Federal-Mogul Holdings Corp. (a)	204	1,803
Fox Factory Holding Corp. (a)	148	2,840
Gentex Corp.	2,403	42,461
Gentherm, Inc. (a)	283	9,497
Goodyear Tire & Rubber Co.	2,211	63,389
Horizon Global Corp. (a)	123	1,605
Lear Corp.	607	68,864

Common Stocks	Shares	Value
Auto Components (continued)
Metaldyne Performance Group, Inc.	101	$1,605
Modine Manufacturing Co. (a)	383	3,677
Motorcar Parts of America, Inc. (a)	140	3,924
Spartan Motors, Inc.	224	1,902
Standard Motor Products, Inc.	209	8,765
Stoneridge, Inc. (a)	232	3,870
Strattec Security Corp.	24	1,070
Superior Industries International, Inc.	171	5,226
Tenneco, Inc. (a)	471	26,621
Tower International, Inc.	171	3,947
Visteon Corp.	286	20,046

		391,717
Automobiles — 0.1%
Thor Industries, Inc.	393	30,080
Winnebago Industries, Inc.	209	4,966

		35,046
Banks — 5.7%
1st Source Corp.	128	4,302
Access National Corp.	56	1,245
ACNB Corp.	41	1,060
Allegiance Bancshares, Inc. (a)	73	1,844
American National Bankshares, Inc.	55	1,444
Ameris Bancorp	282	9,351
Ames National Corp.	58	1,575
Arrow Financial Corp.	73	2,306
Associated Banc-Corp	1,256	23,362
Atlantic Capital Bancshares, Inc. (a)	115	1,705
Bancfirst Corp.	59	3,869
Banco Latinoamericano de Comercio Exterior SA	315	8,606
Bancorp, Inc. (a)	235	1,246
BancorpSouth, Inc.	742	17,674
Bank of Hawaii Corp.	346	23,846
Bank of Marin Bancorp	40	1,983
Bank of the Ozarks, Inc.	613	22,062
BankUnited, Inc.	819	24,586
Bankwell Financial Group, Inc.	39	858
Banner Corp.	236	9,851
Bar Harbor Bankshares	40	1,467
Blue Hills Bancorp, Inc.	229	3,263
BNC Bancorp	307	7,448
BOK Financial Corp.	231	15,068
Boston Private Financial Holdings, Inc.	727	8,811
Bridge Bancorp, Inc.	120	3,493
Bryn Mawr Bank Corp.	133	3,901
C&F Financial Corp.	22	1,005
Camden National Corp.	67	2,913
Capital Bank Financial Corp., Class A	161	4,812
Capital City Bank Group, Inc.	75	1,073
Cardinal Financial Corp.	242	6,234
Carolina Financial Corp.	69	1,320
Cascade Bancorp (a)	214	1,207
Cathay General Bancorp	648	19,427
Centerstate Banks, Inc.	344	5,731
Central Pacific Financial Corp.	251	6,157
Century Bancorp, Inc., Class A	20	873
Chemical Financial Corp.	299	12,373
Citizens & Northern Corp.	79	1,684
City Holding Co.	114	5,324
CNB Financial Corp.	93	1,716
CoBiz Financial, Inc.	294	3,631
Codorus Valley Bancorp, Inc.	53	1,124
Columbia Banking System, Inc.	539	16,343
Commerce Bancshares, Inc.	688	32,536
Community Bank System, Inc.	379	16,725
Community Trust Bancorp, Inc.	122	4,243

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	49

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
CommunityOne Bancorp (a)	86	$1,120
ConnectOne Bancorp, Inc.	239	4,042
CU Bancorp (a)	140	3,326
Cullen/Frost Bankers, Inc.	446	30,279
Customers Bancorp, Inc. (a)	202	5,199
CVB Financial Corp.	804	13,226
Eagle Bancorp, Inc. (a)	241	12,424
East West Bancorp, Inc.	1,214	41,543
Enterprise Bancorp, Inc.	57	1,349
Enterprise Financial Services Corp.	155	4,458
Farmers Capital Bank Corp.	50	1,477
Farmers National Banc Corp.	167	1,595
FCB Financial Holdings, Inc., Class A (a)	244	8,533
Fidelity Southern Corp.	141	2,427
Financial Institutions, Inc.	95	2,556
First Bancorp, Inc.	69	1,521
First Bancorp, North Carolina	136	2,546
First BanCorp, Puerto Rico (a)	930	4,269
First Busey Corp.	240	5,407
First Business Financial Services, Inc.	54	1,280
First Citizens BancShares, Inc., Class A	62	16,106
First Commonwealth Financial Corp.	660	6,369
First Community Bancshares, Inc.	104	2,385
First Community Financial Partners, Inc. (a)	94	847
First Connecticut Bancorp, Inc.	94	1,513
First Financial Bancorp	500	10,655
First Financial Bankshares, Inc.	564	19,272
First Financial Corp.	87	3,332
First Financial Northwest, Inc.	63	881
First Foundation, Inc. (a)	88	2,095
First Horizon National Corp.	1,895	27,591
First Internet Bancorp	36	851
First Interstate Bancsystem, Inc.	154	4,472
First Merchants Corp.	354	9,275
First Mid-Illinois Bancshares, Inc.	39	982
First Midwest Bancorp, Inc.	611	11,407
First NBC Bank Holding Co. (a)	138	2,626
First Northwest Bancorp (a)	76	994
First of Long Island Corp.	111	3,369
FirstMerit Corp.	1,365	28,979
FNB Corp.	1,772	21,175
Franklin Financial Network, Inc. (a)	62	2,101
Fulton Financial Corp.	1,490	20,339
German American Bancorp, Inc.	119	4,046
Glacier Bancorp, Inc.	677	18,672
Great Southern Bancorp, Inc.	86	3,371
Great Western Bancorp, Inc.	459	15,225
Green Bancorp, Inc. (a)	141	1,379
Guaranty Bancorp	101	1,704
Hancock Holding Co.	591	17,133
Hanmi Financial Corp.	239	5,860
Heartland Financial USA, Inc.	178	6,536
Heritage Commerce Corp.	174	1,824
Heritage Financial Corp.	237	4,138
Heritage Oaks Bancorp	162	1,319
Home BancShares, Inc.	1,048	21,872
HomeTrust Bancshares, Inc. (a)	165	3,033
Hope Bancorp, Inc.	768	11,804
Horizon Bancorp	75	2,064
Huntington Bancshares, Inc.	6,602	62,719
Iberiabank Corp.	351	21,927
Independent Bank Corp.	477	16,114
Independent Bank Group, Inc.	80	3,381
International Bancshares Corp.	425	11,654
Investors Bancorp, Inc.	2,429	27,593
Lakeland Bancorp, Inc.	320	3,811
Lakeland Financial Corp.	124	6,367

Common Stocks	Shares	Value
Banks (continued)
LCNB Corp.	60	$1,064
LegacyTexas Financial Group, Inc.	413	11,779
Live Oak Bancshares, Inc.	130	1,704
Macatawa Bank Corp.	180	1,395
MainSource Financial Group, Inc.	188	4,187
MB Financial, Inc.	599	22,996
MBT Financial Corp.	122	1,097
Mercantile Bank Corp.	146	3,676
Merchants Bancshares, Inc.	39	1,239
Middleburg Financial Corp.	32	900
MidWestOne Financial Group, Inc.	55	1,592
MutualFirst Financial, Inc.	37	1,063
National Bank Holdings Corp., Class A	231	4,627
National Bankshares, Inc.	46	1,601
National Commerce Corp. (a)	57	1,386
NBT Bancorp, Inc.	351	10,467
Nicolet Bankshares, Inc. (a)	27	982
Northrim BanCorp, Inc.	46	1,306
OFG Bancorp	554	5,878
Old Line Bancshares, Inc.	57	1,091
Old National Bancorp	1,213	15,963
Old Second Bancorp, Inc.	194	1,465
Opus Bank	215	6,940
Orrstown Financial Services, Inc.	51	986
Pacific Continental Corp.	127	1,839
Pacific Premier Bancorp, Inc. (a)	208	5,023
PacWest Bancorp	1,015	41,970
Park National Corp.	105	9,400
Park Sterling Corp.	341	2,633
Peapack Gladstone Financial Corp.	142	2,850
Penns Woods Bancorp, Inc.	31	1,313
People’s Utah Bancorp	88	1,573
Peoples Bancorp, Inc.	151	3,390
Peoples Financial Services Corp.	46	1,816
Pinnacle Financial Partners, Inc.	377	20,022
Popular, Inc.	875	29,479
Preferred Bank	98	3,202
Premier Financial Bancorp, Inc.	59	1,053
PrivateBancorp, Inc.	657	29,039
Prosperity Bancshares, Inc.	553	28,253
QCR Holdings, Inc.	79	2,342
Renasant Corp.	321	10,343
Republic Bancorp, Inc., Class A	64	1,908
Republic First Bancorp, Inc. (a)	232	1,018
S&T Bancorp, Inc.	313	7,978
Sandy Spring Bancorp, Inc.	186	5,550
Seacoast Banking Corp. of Florida (a)	399	6,372
ServisFirst Bancshares, Inc.	200	10,126
Shore Bancshares, Inc.	86	1,011
Sierra Bancorp	78	1,395
Signature Bank (a)	436	52,425
Simmons First National Corp., Class A	285	13,096
South State Corp.	185	13,488
Southern First Bancshares, Inc. (a)	39	1,055
Southern National Bancorp of Virginia, Inc.	77	1,026
Southside Bancshares, Inc.	198	6,057
Southwest Bancorp, Inc.	167	3,243
State Bank Financial Corp.	268	5,864
Sterling Bancorp	1,119	18,900
Stock Yards Bancorp, Inc.	170	5,022
Stonegate Bank	79	2,504
Suffolk Bancorp	101	3,324
Summit Financial Group, Inc.	57	1,120
Sun Bancorp, Inc. (a)	72	1,536
SVB Financial Group (a)	436	43,783
Synovus Financial Corp.	1,078	32,814
Talmer Bancorp, Inc., Class A	450	9,459

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
TCF Financial Corp.	1,359	$18,469
Texas Capital Bancshares, Inc. (a)	397	19,270
Tompkins Financial Corp.	130	9,456
TowneBank	529	12,141
Trico Bancshares	174	4,527
Tristate Capital Holdings, Inc. (a)	146	2,083
Triumph Bancorp, Inc. (a)	103	1,799
Trustmark Corp.	613	15,999
UMB Financial Corp.	376	20,834
Umpqua Holdings Corp.	1,860	28,328
Union Bankshares Corp.	379	10,172
Union Bankshares, Inc.	27	941
United Bankshares, Inc.	561	21,486
United Community Banks, Inc.	552	10,620
Univest Corp. of Pennsylvania	228	4,809
Valley National Bancorp	2,096	19,011
Veritex Holdings, Inc. (a)	57	990
Washington Trust Bancorp, Inc.	115	4,365
WashingtonFirst Bankshares, Inc.	55	1,320
Webster Financial Corp.	751	27,006
WesBanco, Inc.	276	8,534
West BanCorp., Inc.	106	2,014
Westamerica BanCorp	193	9,079
Western Alliance Bancorp (a)	777	26,441
Wilshire Bancorp, Inc.	527	5,660
Wintrust Financial Corp.	430	22,704
Yadkin Financial Corp.	399	10,051
Your Community Bankshares, Inc.	33	1,228
Zions Bancorporation	1,698	47,340

		1,890,091
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	75	13,716
Coca-Cola Bottling Co. Consolidated	35	4,984
Craft Brew Alliance, Inc. (a)	87	1,022
MGP Ingredients, Inc.	83	3,569
National Beverage Corp. (a)	84	4,818
Primo Water Corp. (a)	142	1,701

		29,810
Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc. (a)	791	29,299
Acceleron Pharma, Inc. (a)	222	7,530
Achillion Pharmaceuticals, Inc. (a)	1,045	8,653
Acorda Therapeutics, Inc. (a)	346	8,747
Adamas Pharmaceuticals, Inc. (a)	111	1,676
Aduro Biotech, Inc. (a)	416	6,107
Advaxis, Inc. (a)	276	2,302
Agenus, Inc. (a)	663	3,680
Agios Pharmaceuticals, Inc. (a)	225	10,177
Aimmune Therapeutics, Inc. (a)	175	2,098
Akebia Therapeutics, Inc. (a)	239	2,139
Alder Biopharmaceuticals, Inc. (a)	370	11,877
Alkermes PLC (a)	1,260	62,874
Alnylam Pharmaceuticals, Inc. (a)	649	44,184
AMAG Pharmaceuticals, Inc. (a)	328	8,702
Amicus Therapeutics, Inc. (a)	670	4,502
Anavex Life Sciences Corp. (a)	225	864
Anthera Pharmaceuticals, Inc. (a)	419	1,291
Applied Genetic Technologies Corp. (a)	86	1,293
Ardelyx, Inc. (a)	170	1,816
Arena Pharmaceuticals, Inc. (a)	1,940	3,240
Ariad Pharmaceuticals, Inc. (a)	1,620	15,406
Array BioPharma, Inc. (a)	1,129	4,222
Arrowhead Pharmaceuticals, Inc. (a)	417	2,485
Atara Biotherapeutics, Inc. (a)	193	4,632
Athersys, Inc. (a)	519	1,152

Common Stocks	Shares	Value
Biotechnology (continued)
Avexis, Inc. (a)	33	$1,242
Axovant Sciences Ltd. (a)	163	2,412
Bellicum Pharmaceuticals, Inc. (a)	140	2,223
BioCryst Pharmaceuticals, Inc. (a)	506	1,832
Biospecifics Technologies Corp. (a)	36	1,458
Biotime, Inc. (a)	435	1,357
Bluebird Bio, Inc. (a)	204	11,665
Blueprint Medicines Corp. (a)	133	2,941
Celldex Therapeutics, Inc. (a)	391	1,806
Cellular Biomedicine Group, Inc. (a)	83	1,236
Cepheid, Inc. (a)	639	22,576
Clovis Oncology, Inc. (a)	108	1,542
Coherus Biosciences, Inc. (a)	309	7,845
Concert Pharmaceuticals, Inc. (a)	136	1,563
Curis, Inc. (a)	760	1,277
Cytokinetics, Inc. (a)	276	3,069
CytomX Therapeutics, Inc. (a)	138	1,388
Dyax Corp.	502	557
Dynavax Technologies Corp. (a)	287	4,428
Eagle Pharmaceuticals, Inc. (a)	70	3,020
Edge Therapeutics, Inc. (a)	111	1,077
Editas Medicine, Inc. (a)	46	1,183
Emergent Biosolutions, Inc. (a)	257	8,581
Enanta Pharmaceuticals, Inc. (a)	133	2,991
Epizyme, Inc. (a)	320	3,315
Esperion Therapeutics, Inc. (a)	124	1,347
Exact Sciences Corp. (a)	772	13,417
Exelixis, Inc. (a)	1,783	16,368
FibroGen, Inc. (a)	425	8,130
Five Prime Therapeutics, Inc. (a)	214	10,848
Flexion Therapeutics, Inc. (a)	294	4,869
Foundation Medicine, Inc. (a)	90	2,103
Genomic Health, Inc. (a)	143	4,151
Geron Corp. (a)	1,283	3,438
Global Blood Therapeutics, Inc. (a)	33	590
Halozyme Therapeutics, Inc. (a)	883	8,777
Heron Therapeutics, Inc. (a)	229	3,806
Idera Pharmaceuticals, Inc. (a)	761	1,309
Ignyta, Inc. (a)	201	1,107
ImmunoGen, Inc. (a)	753	2,093
Immunomedics, Inc. (a)	588	1,558
Innoviva, Inc.	722	9,292
Inotek Pharmaceuticals Corp. (a)	120	1,138
Inovio Pharmaceuticals, Inc. (a)	535	5,286
Insmed, Inc. (a)	315	3,607
Insys Therapeutics, Inc. (a)	144	2,254
Intellia Therapeutics, Inc. (a)	47	889
Intercept Pharmaceuticals, Inc. (a)	146	25,262
Intrexon Corp. (a)	507	12,842
Invitae Corp (a)	153	1,342
Ionis Pharmaceuticals, Inc. (a)	1,049	30,620
Ironwood Pharmaceuticals, Inc. (a)	1,185	16,744
Juno Therapeutics, Inc. (a)	584	18,063
Karyopharm Therapeutics, Inc. (a)	188	1,387
Keryx Biopharmaceuticals, Inc. (a)	792	5,829
Kite Pharma, Inc. (a)	362	20,500
La Jolla Pharmaceutical Co. (a)	91	1,547
Lexicon Pharmaceuticals, Inc. (a)	321	5,239
Ligand Pharmaceuticals, Inc. (a)	162	21,851
Lion Biotechnologies, Inc. (a)	666	5,887
Loxo Oncology, Inc. (a)	89	2,289
MacroGenics, Inc. (a)	328	10,033
MannKind Corp. (a)	2,443	2,419
Medgenics, Inc. (a)	168	969
MediciNova, Inc. (a)	200	1,240
Merrimack Pharmaceuticals, Inc. (a)	1,012	5,870
MiMedx Group, Inc. (a)	969	7,258

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	51

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Minerva Neurosciences, Inc. (a)	109	$1,210
Momenta Pharmaceuticals, Inc. (a)	733	8,254
Myriad Genetics, Inc. (a)	613	18,991
Natera, Inc. (a)	173	2,266
Neurocrine Biosciences, Inc. (a)	757	38,024
NewLink Genetics Corp. (a)	197	2,084
Novavax, Inc. (a)	2,465	18,044
OncoMed Pharmaceuticals, Inc. (a)	158	1,917
Ophthotech Corp. (a)	241	15,482
OPKO Health, Inc. (a)(b)	2,855	28,407
Organovo Holdings, Inc. (a)	573	2,452
Otonomy, Inc. (a)	162	2,326
OvaScience, Inc. (a)	285	1,436
PDL BioPharma, Inc.	1,291	4,544
Pfenex, Inc. (a)	124	1,001
PharmAthene, Inc. (a)	429	1,098
Portola Pharmaceuticals, Inc. (a)	477	12,383
Progenics Pharmaceuticals, Inc. (a)	595	3,481
Prothena Corp. PLC (a)	273	15,029
PTC Therapeutics, Inc. (a)	312	1,863
Puma Biotechnology, Inc. (a)	229	11,425
Radius Health, Inc. (a)	299	14,089
Raptor Pharmaceutical Corp. (a)	654	3,852
REGENXBIO, Inc. (a)	136	1,111
Regulus Therapeutics, Inc. (a)	261	932
Repligen Corp. (a)	303	8,666
Retrophin, Inc. (a)	268	4,805
Rigel Pharmaceuticals, Inc. (a)	628	1,438
Sage Therapeutics, Inc. (a)	213	9,555
Sangamo Biosciences, Inc. (a)	569	3,602
Sarepta Therapeutics, Inc. (a)	333	8,418
Seattle Genetics, Inc. (a)	846	40,659
Seres Therapeutics, Inc. (a)	152	1,663
Sorrento Therapeutics, Inc. (a)	262	1,648
Spark Therapeutics, Inc. (a)	186	10,777
Spectrum Pharmaceuticals, Inc. (a)	537	3,689
Synergy Pharmaceuticals, Inc. (a)	1,479	6,034
Synthetic Biologics, Inc. (a)	521	912
T2 Biosystems, Inc. (a)	101	572
TESARO, Inc. (a)	237	22,098
Tetraphase Pharmaceuticals, Inc. (a)	344	1,383
TG Therapeutics, Inc. (a)	336	1,986
Trevena, Inc. (a)	134	840
Trovagene, Inc. (a)	194	1,092
Ultragenyx Pharmaceutical, Inc. (a)	324	20,503
United Therapeutics Corp. (a)	379	45,863
Vanda Pharmaceuticals, Inc. (a)	335	3,819
Versartis, Inc. (a)	186	2,139
Vitae Pharmaceuticals, Inc. (a)	175	1,864
Vital Therapies, Inc. (a)	161	1,001
Voyager Therapeutics, Inc. (a)	81	1,194
XBiotech, Inc. (a)	116	1,655
Xencor, Inc. (a)	233	4,413
Zafgen, Inc. (a)	217	660
ZIOPHARM Oncology, Inc. (a)	510	2,479

		1,074,228
Building Products — 1.6%
AAON, Inc.	295	7,812
Advanced Drainage Systems, Inc.	283	7,559
Allegion PLC	785	56,826
American Woodmark Corp. (a)	114	8,462
AO Smith Corp.	597	55,455
Apogee Enterprises, Inc.	268	12,529
Armstrong Flooring, Inc. (a)	161	3,209
Armstrong World Industries, Inc. (a)	397	16,861
Builders FirstSource, Inc. (a)	667	8,598

Common Stocks	Shares	Value
Building Products (continued)
Caesarstone Sdot-Yam Ltd. (a)	191	$7,161
Continental Building Products, Inc. (a)	283	6,636
CSW Industrials, Inc. (a)	182	6,175
Fortune Brands Home & Security, Inc.	1,248	78,961
Gibraltar Industries, Inc. (a)	256	9,032
Griffon Corp.	253	4,336
Insteel Industries, Inc.	141	4,905
Lennox International, Inc.	325	50,960
Masonite International Corp. (a)	265	18,505
NCI Building Systems, Inc. (a)	275	4,460
Nortek, Inc. (a)	77	6,690
Owens Corning	945	50,000
Patrick Industries, Inc. (a)	117	7,554
PGT, Inc. (a)	379	4,548
Ply Gem Holdings, Inc. (a)	146	2,243
Quanex Building Products Corp.	258	5,157
Simpson Manufacturing Co., Inc.	317	12,934
Trex Co., Inc. (a)	260	12,610
Universal Forest Products, Inc.	169	18,272
USG Corp. (a)	752	21,176

		509,626
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	362	10,122
Associated Capital Group, Inc., Class A	57	1,704
BGC Partners, Inc., Class A	1,931	17,128
Calamos Asset Management, Inc., Class A	116	807
Cohen & Steers, Inc.	175	7,543
Cowen Group, Inc., Class A (a)	898	2,802
Diamond Hill Investment Group, Inc.	40	7,640
E*Trade Financial Corp. (a)	2,321	58,211
Eaton Vance Corp.	928	35,088
Evercore Partners, Inc., Class A	339	17,177
Federated Investors, Inc., Class B	809	25,540
Financial Engines, Inc.	491	12,957
Gain Capital Holdings, Inc.	250	1,680
GAMCO Investors, Inc., Class A	53	1,809
Greenhill & Co., Inc.	227	4,501
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	420	9,446
HFF, Inc., Class A	287	8,096
Houlihan Lokey, Inc.	234	5,366
INTL. FCStone, Inc. (a)	123	3,584
Investment Technology Group, Inc.	92	1,536
Janus Capital Group, Inc.	1,232	18,603
KCG Holdings, Inc., Class A (a)	431	6,521
Ladenburg Thalmann Financial Services, Inc. (a)	930	2,269
Lazard Ltd., Class A	1,060	37,884
Legg Mason, Inc.	896	30,589
LPL Financial Holdings, Inc.	753	20,293
Manning & Napier, Inc.	103	802
Marcus & Millichap, Inc. (a)	82	2,197
Moelis & Co., Class A	141	3,509
NorthStar Asset Management Group, Inc.	1,636	19,403
OM Asset Management PLC	352	4,928
Oppenheimer Holdings, Inc., Class A	67	1,055
Piper Jaffray Cos. (a)	129	5,333
PJT Partners, Inc., Class A	158	4,034
Raymond James Financial, Inc.	1,043	57,261
Safeguard Scientifics, Inc. (a)	200	2,584
SEI Investments Co.	1,067	48,015
Stifel Financial Corp. (a)	490	17,322
Virtu Financial, Inc., Class A	218	3,750
Virtus Investment Partners, Inc.	51	4,299
Waddell & Reed Financial, Inc., Class A	299	5,460
Westwood Holdings Group, Inc.	62	3,324
WisdomTree Investments, Inc.	505	5,020

		537,192

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Chemicals — 2.5%
A. Schulman, Inc.	221	$6,478
Albemarle Corp.	919	77,352
American Vanguard Corp.	236	3,512
Ashland, Inc.	502	56,846
Axalta Coating Systems Ltd. (a)	1,352	38,600
Axiall Corp.	607	19,819
Balchem Corp.	245	15,648
Cabot Corp.	513	24,978
Calgon Carbon Corp.	393	5,423
Chase Corp.	47	2,848
Chemours Co.	1,592	14,806
Chemtura Corp. (a)	555	15,590
Codexis, Inc. (a)	230	1,000
Ferro Corp. (a)	797	10,329
Flotek Industries, Inc. (a)	405	5,751
FutureFuel Corp.	205	2,349
GCP Applied Technologies, Inc. (a)	625	17,206
Hawkins, Inc.	85	3,633
HB Fuller Co.	425	19,788
Huntsman Corp.	1,676	25,911
Ingevity Corp. (a)	334	12,782
Innophos Holdings, Inc.	146	6,287
Innospec, Inc.	223	11,210
KMG Chemicals, Inc.	61	1,677
Koppers Holdings, Inc. (a)	158	4,996
Kraton Performance Polymers, Inc. (a)	232	6,939
Kronos Worldwide, Inc.	152	859
Landec Corp. (a)	228	2,622
LSB Industries, Inc. (a)	181	2,096
Minerals Technologies, Inc.	300	19,578
NewMarket Corp.	58	24,821
Olin Corp.	1,343	28,069
OMNOVA Solutions, Inc. (a)	492	4,659
Platform Specialty Products Corp. (a)	960	8,832
PolyOne Corp.	698	24,479
Quaker Chemical Corp.	97	9,279
Rayonier Advanced Materials, Inc.	321	4,420
RPM International, Inc.	1,075	58,329
Scotts Miracle-Gro Co., Class A	376	27,730
Sensient Technologies Corp.	367	27,096
Stepan Co.	151	9,711
TerraVia Holdings, Inc. (a)	535	1,354
Trecora Resources (a)	399	4,561
Tredegar Corp.	205	3,628
Trinseo SA	224	11,153
Tronox Ltd., Class A	568	3,686
Valspar Corp.	637	67,821
Westlake Chemical Corp.	327	14,957
WR Grace & Co.	583	43,649

		815,147
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	468	17,414
ACCO Brands Corp. (a)	827	9,295
Aqua Metals, Inc. (a)	74	689
ARC Document Solutions, Inc. (a)	280	1,103
Brink’s Co.	397	13,030
Casella Waste Systems, Inc., Class A (a)	257	2,406
Ceco Environmental Corp.	195	1,804
Clean Harbors, Inc. (a)	433	22,265
Copart, Inc. (a)	816	41,159
Covanta Holding Corp.	1,066	17,077
Deluxe Corp.	400	27,036
Encore Capital Group, Inc. (a)	199	4,858
Ennis, Inc.	206	3,568
Essendant, Inc.	208	4,168
G&K Services, Inc., Class A	170	13,636

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.	591	$22,937
Heritage-Crystal Clean, Inc. (a)	87	1,097
Herman Miller, Inc.	531	17,401
HNI Corp.	392	20,435
InnerWorkings, Inc. (a)	255	2,170
Interface, Inc.	627	11,198
Iron Mountain, Inc.	2,103	86,665
KAR Auction Services, Inc.	1,141	48,801
Kimball International, Inc., Class B	284	3,235
Knoll, Inc.	420	10,605
McGrath RentCorp	179	5,705
Mobile Mini, Inc.	396	12,874
MSA Safety, Inc.	272	15,199
Multi-Color Corp.	110	7,104
Pitney Bowes, Inc.	1,581	30,529
Quad/Graphics, Inc.	220	5,579
Rollins, Inc.	809	22,798
RR Donnelley & Sons Co.	1,838	32,937
Steelcase, Inc., Class A	665	9,643
Sykes Enterprises, Inc. (a)	305	9,360
Team, Inc. (a)	254	7,013
Tetra Tech, Inc.	493	16,234
TRC Cos., Inc. (a)	128	899
U.S. Ecology, Inc.	171	7,746
UniFirst Corp.	130	15,194
Viad Corp.	153	5,327
West Corp.	377	8,335

		616,528
Commercial Services & Supplies — 0.0%
VSE Corp.	29	1,843
Communications Equipment — 1.1%
ADTRAN, Inc.	397	7,225
Aerohive Networks, Inc. (a)	163	1,192
Applied Optoelectronics, Inc. (a)	155	1,835
Arista Networks, Inc. (a)	333	23,733
ARRIS International PLC (a)	1,577	42,958
Bel Fuse, Inc., Class B	63	1,291
Black Box Corp.	101	1,379
Brocade Communications Systems, Inc.	3,927	36,521
CalAmp Corp. (a)	284	4,033
Calix, Inc. (a)	345	2,663
Ciena Corp. (a)	1,144	21,953
Clearfield, Inc. (a)	77	1,541
CommScope Holding Co., Inc. (a)	1,093	32,735
Comtech Telecommunications Corp.	147	1,921
Digi International, Inc. (a)	173	1,922
EchoStar Corp., Class A (a)	417	16,242
Emcore Corp. (a)	178	1,153
Extreme Networks, Inc. (a)	717	2,789
Finisar Corp. (a)	934	17,522
Harmonic, Inc. (a)	657	2,162
Infinera Corp. (a)	1,241	10,871
InterDigital, Inc.	299	17,656
Ixia (a)	464	5,336
KVH Industries, Inc. (a)	104	943
Loral Space & Communications, Inc. (a)	54	1,897
Lumentum Holdings, Inc. (a)	393	11,888
NETGEAR, Inc. (a)	249	12,806
Oclaro, Inc. (a)	749	4,292
Plantronics, Inc.	293	14,134
Polycom, Inc. (a)	1,218	15,091
ShoreTel, Inc. (a)	525	3,854
Silicom, Ltd.	38	1,378
Sonus Networks, Inc. (a)	400	3,448
Ubiquiti Networks, Inc. (a)	202	9,034

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	53

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
ViaSat, Inc. (a)	370	$27,317
Viavi Solutions, Inc. (a)	2,091	14,909

		377,624
Construction & Engineering — 0.9%
AECOM (a)	1,294	45,924
Aegion Corp. (a)	277	5,684
Argan, Inc.	101	4,659
Chicago Bridge & Iron Co. NV	866	29,280
Comfort Systems USA, Inc.	293	8,901
Dycom Industries, Inc. (a)	253	23,795
EMCOR Group, Inc.	499	27,794
Granite Construction, Inc.	345	17,174
Great Lakes Dredge & Dock Corp. (a)	530	2,353
HC2 Holdings, Inc. (a)	230	1,058
Jacobs Engineering Group, Inc. (a)	997	53,360
KBR, Inc.	1,265	17,735
Layne Christensen Co. (a)	125	1,000
MasTec, Inc. (a)	582	14,230
MYR Group, Inc. (a)	147	3,627
NV5 Global Inc. (a)	49	1,576
Orion Marine Group, Inc. (a)	185	1,045
Primoris Services Corp.	340	6,137
Quanta Services, Inc. (a)	1,223	31,309
Tutor Perini Corp. (a)	370	9,294

		305,935
Construction Materials — 0.2%
Eagle Materials, Inc.	393	32,992
Headwaters, Inc. (a)	578	11,497
Summit Materials, Inc., Class A (a)	674	14,922
US Concrete, Inc. (a)	113	7,289

		66,700
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	138	3,316
Consumer Finance — 0.5%
Cash America International, Inc.	175	7,499
Credit Acceptance Corp. (a)(b)	72	13,008
Enova International, Inc. (a)	261	2,373
Ezcorp, Inc., Class A (a)	409	3,706
First Cash Financial Services, Inc.	247	12,674
Green Dot Corp., Class A (a)	332	8,034
Navient Corp.	2,742	38,936
Nelnet, Inc., Class A	174	7,031
OneMain Holdings, Inc. (a)	472	13,613
PRA Group, Inc. (a)	229	6,380
Regional Management Corp. (a)	72	1,354
Santander Consumer USA Holdings, Inc. (a)	972	10,682
SLM Corp. (a)	3,570	25,668
World Acceptance Corp. (a)	57	2,477

		153,435
Containers & Packaging — 1.6%
AEP Industries, Inc.	27	2,172
Aptargroup, Inc.	513	40,106
Avery Dennison Corp.	726	56,548
Bemis Co., Inc.	772	39,403
Berry Plastics Group, Inc. (a)	1,009	41,369
Crown Holdings, Inc. (a)	1,118	59,221
Graphic Packaging Holding Co.	2,663	36,323
Greif, Inc., Class A	267	10,715
Greif, Inc., Class B	38	2,013
Multi Packaging Solutions International Ltd. (a)	141	2,047
Myers Industries, Inc.	204	3,050
Owens-Illinois, Inc. (a)	1,364	25,630
Packaging Corp. of America	767	57,287

Common Stocks	Shares	Value
Containers & Packaging (continued)
Sealed Air Corp.	1,620	$76,432
Silgan Holdings, Inc.	322	15,965
Sonoco Products Co.	823	41,915
UFP Technologies, Inc. (a)	44	1,007

		511,203
Distributors — 0.2%
Core-Mark Holding Co., Inc.	353	17,283
Pool Corp.	342	34,980
Weyco Group, Inc.	44	1,229

		53,492
Diversified Consumer Services — 1.0%
2U, Inc. (a)	289	10,109
American Public Education, Inc. (a)	131	3,752
Apollo Education Group, Inc. (a)	855	7,686
Ascent Capital Group, Inc., Class A (a)	55	936
Bridgepoint Education, Inc. (a)	123	877
Bright Horizons Family Solutions, Inc. (a)	359	24,078
Capella Education Co.	93	5,568
Career Education Corp. (a)	443	3,061
Carriage Services, Inc.	192	4,668
Collectors Universe, Inc.	51	1,097
DeVry Education Group, Inc.	554	12,338
Graham Holdings Co., Class B	25	12,581
Grand Canyon Education, Inc. (a)	352	14,805
H&R Block, Inc.	1,853	44,083
Hillenbrand, Inc.	460	14,881
Houghton Mifflin Harcourt Co. (a)	1,083	18,357
K12, Inc. (a)	278	3,442
LifeLock, Inc. (a)	671	11,226
Matthews International Corp., Class A	284	17,071
Regis Corp. (a)	287	3,857
Service Corp. International	1,542	42,744
ServiceMaster Global Holdings, Inc. (a)	1,124	42,521
Sotheby’s	460	14,899
Strayer Education, Inc. (a)	86	3,932
Weight Watchers International, Inc. (a)(b)	41	489

		319,058
Diversified Financial Services — 0.8%
CBOE Holdings, Inc.	681	46,853
FactSet Research Systems, Inc.	330	56,747
FNFV Group (a)	545	6,502
MarketAxess Holdings, Inc.	307	49,630
Marlin Business Services Corp.	57	1,046
Morningstar, Inc.	149	12,602
MSCI, Inc.	751	64,616
NewStar Financial, Inc. (a)	165	1,686
On Deck Capital, Inc. (a)	319	1,659
Outerwall, Inc.	163	8,584
PHH Corp. (a)	414	6,048
PICO Holdings, Inc. (a)	147	1,482
Tiptree Financial, Inc., Class A	188	981

		258,436
Diversified Telecommunication Services — 0.6%
8x8, Inc. (a)	696	9,570
ATN International, Inc.	76	5,587
Cincinnati Bell, Inc. (a)	1,696	8,480
Cogent Communications Group, Inc.	320	13,674
Consolidated Communications Holdings, Inc.	378	10,565
Fairpoint Communications, Inc. (a)	146	2,364
Frontier Communications Corp.	9,665	50,258
General Communication, Inc., Class A (a)	262	4,032
Globalstar, Inc. (a)(b)	3,698	4,401
Hawaiian Telcom Holdco, Inc. (a)	41	910
IDT Corp., Class B	116	1,770

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
inContact, Inc. (a)	450	$6,255
Inteliquent, Inc.	258	5,302
Iridium Communications, Inc. (a)	620	5,568
Lumos Networks Corp. (a)	127	1,486
ORBCOMM, Inc. (a)	466	4,935
pdvWireless, Inc. (a)	92	1,978
Straight Path Communications, Inc., Class B (a)	64	1,167
Vonage Holdings Corp. (a)	1,514	8,978
Windstream Holdings, Inc.	708	6,591
Zayo Group Holdings, Inc. (a)	1,374	38,884

		192,755
Electric Utilities — 1.4%
ALLETE, Inc.	407	25,987
El Paso Electric Co.	389	18,548
Empire District Electric Co.	294	9,917
Great Plains Energy, Inc.	1,308	38,952
Hawaiian Electric Industries, Inc.	881	27,355
IDACORP, Inc.	360	29,106
ITC Holdings Corp.	1,093	50,551
MGE Energy, Inc.	242	13,588
OGE Energy Corp.	1,684	54,174
Otter Tail Corp.	311	10,838
Pinnacle West Capital Corp.	825	65,068
PNM Resources, Inc.	607	20,857
Portland General Electric Co.	727	31,748
Unitil Corp.	221	9,667
Westar Energy, Inc.	1,157	64,294

		470,650
Electrical Equipment — 0.7%
Allied Motion Technologies, Inc.	43	973
AZZ, Inc.	200	12,416
Babcock & Wilcox Enterprises, Inc. (a)	373	5,729
Brady Corp., Class A	408	13,113
Encore Wire Corp.	154	5,780
Energous Corp. (a)	101	1,254
EnerSys	365	22,758
Franklin Electric Co., Inc.	364	14,094
FuelCell Energy, Inc. (a)	171	922
Generac Holdings, Inc. (a)	551	20,822
General Cable Corp.	372	5,479
Hubbell, Inc.	454	48,955
II-VI, Inc. (a)	459	9,226
LSI Industries, Inc.	158	1,732
Plug Power, Inc. (a)	1,511	2,705
Powell Industries, Inc.	58	2,137
Regal-Beloit Corp.	376	22,940
SolarCity Corp. (a)(b)	569	15,192
Sunrun, Inc. (a)	419	2,170
Thermon Group Holdings, Inc. (a)	244	4,924
Vicor Corp. (a)	112	1,187

		214,508
Electronic Equipment, Instruments & Components — 2.8%
Agilysys, Inc. (a)	103	1,176
Anixter International, Inc. (a)	254	15,565
Arrow Electronics, Inc. (a)	761	50,599
Avnet, Inc.	1,073	44,100
AVX Corp.	352	4,808
Badger Meter, Inc.	109	7,602
Belden, Inc.	354	25,916
Benchmark Electronics, Inc. (a)	395	9,259
CDW Corp.	1,355	58,170
Cognex Corp.	704	31,800
Coherent, Inc. (a)	207	21,952
Control4 Corp. (a)	137	1,193

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp.	255	$4,873
Daktronics, Inc.	321	2,077
Dolby Laboratories, Inc., Class A	427	21,482
DTS, Inc. (a)	142	3,946
Electro Rent Corp.	115	1,779
Electro Scientific Industries, Inc. (a)	187	1,266
Fabrinet (a)	270	10,195
FARO Technologies, Inc. (a)	133	4,639
FEI Co.	346	36,821
Fitbit, Inc., Series A (a)(b)	1,099	15,012
FLIR Systems, Inc.	1,159	37,760
Ingram Micro, Inc., Class A	1,208	41,362
Insight Enterprises, Inc. (a)	320	8,512
InvenSense, Inc. (a)	615	4,170
IPG Photonics Corp. (a)	302	25,456
Itron, Inc. (a)	265	11,313
Jabil Circuit, Inc.	1,585	32,255
Keysight Technologies, Inc. (a)	1,451	42,427
Kimball Electronics, Inc. (a)	237	2,991
Knowles Corp. (a)	692	9,301
Littelfuse, Inc.	187	23,379
Maxwell Technologies, Inc. (a)	215	1,183
Mercury Systems, Inc. (a)	292	7,569
Mesa Laboratories, Inc.	20	2,313
Methode Electronics, Inc.	276	9,668
MTS Systems Corp.	135	6,403
National Instruments Corp.	904	25,927
Novanta, Inc. (a)	269	4,226
OSI Systems, Inc. (a)	115	6,839
Park Electrochemical Corp.	159	2,576
PC Connection, Inc.	76	1,962
Plexus Corp. (a)	255	11,715
Radisys Corp. (a)	243	1,171
Rofin-Sinar Technologies, Inc. (a)	251	7,932
Rogers Corp. (a)	165	11,293
Sanmina Corp. (a)	563	14,266
ScanSource, Inc. (a)	208	8,534
SYNNEX Corp.	240	24,127
Tech Data Corp. (a)	294	22,911
Trimble Navigation Ltd. (a)	2,116	55,947
TTM Technologies, Inc. (a)	828	8,239
Universal Display Corp. (a)	349	24,723
Vishay Intertechnology, Inc.	1,197	15,956
Vishay Precision Group, Inc. (a)	82	1,078
Zebra Technologies Corp., Class A (a)	443	23,483

		913,197
Energy Equipment & Services — 1.3%
Archrock, Inc.	540	4,811
Atwood Oceanics, Inc.	485	5,180
Bristow Group, Inc.	135	1,459
CARBO Ceramics, Inc.	180	2,538
Dawson Geophysical Co. (a)	260	1,937
Diamond Offshore Drilling, Inc.	493	11,201
Dril-Quip, Inc. (a)	321	17,472
Ensco PLC, Class A	2,610	23,934
Era Group, Inc. (a)	434	3,811
Exterran Corp. (a)	285	3,625
Fairmount Santrol Holdings, Inc. (a)	514	3,521
FMC Technologies, Inc. (a)	1,879	47,689
Forum Energy Technologies, Inc. (a)	590	9,635
Frank’s International NV	270	3,326
Geospace Technologies Corp. (a)	88	1,452
Helix Energy Solutions Group, Inc. (a)	794	6,304
Hornbeck Offshore Services, Inc. (a)	286	2,282
Independence Contract Drilling, Inc. (a)	204	1,026
Matrix Service Co. (a)	217	3,596

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	55

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
McDermott International, Inc. (a)	1,939	$10,044
Nabors Industries Ltd.	2,359	21,231
Natural Gas Services Group, Inc. (a)	82	2,059
Newpark Resources, Inc. (a)	673	4,253
Noble Corp. PLC	2,086	15,395
Oceaneering International, Inc.	842	23,475
Oil States International, Inc. (a)	450	13,914
Parker Drilling Co. (a)	1,047	2,167
Patterson-UTI Energy, Inc.	1,213	23,520
PHI, Inc. (a)	105	2,029
Pioneer Energy Services Corp. (a)	425	1,339
RigNet, Inc. (a)	127	1,518
Rowan Cos. PLC, Class A	1,076	16,398
RPC, Inc. (a)	462	6,694
SEACOR Holdings, Inc. (a)	159	8,987
Seadrill Ltd. (a)	3,006	8,928
Superior Energy Services, Inc.	1,287	20,553
Tesco Corp.	339	2,241
TETRA Technologies, Inc. (a)	643	3,864
Tidewater, Inc.	326	1,392
Transocean Ltd.	2,884	31,695
Unit Corp. (a)	521	6,513
Weatherford International PLC (a)	7,500	42,600
Willbros Group, Inc. (a)	298	611

		426,219
Food & Staples Retailing — 0.7%
Andersons, Inc.	261	9,652
Casey’s General Stores, Inc.	316	42,199
Chefs’ Warehouse, Inc. (a)	171	2,762
Diplomat Pharmacy, Inc. (a)	402	14,444
Ingles Markets, Inc., Class A	105	4,077
Performance Food Group Co. (a)	291	7,985
PriceSmart, Inc.	131	10,202
Rite Aid Corp. (a)	8,532	59,724
Smart & Final Stores, Inc. (a)	202	2,786
SpartanNash Co.	309	9,733
Sprouts Farmers Market, Inc. (a)	1,193	27,594
Supervalu, Inc. (a)	2,431	11,863
United Natural Foods, Inc. (a)	429	21,441
US Foods Holding Corp. (a)	341	8,239
Village Super Market, Inc., Class A	49	1,550
Weis Markets, Inc.	86	4,444

		238,695
Food Products — 1.8%
Amplify Snack Brands, Inc. (a)	256	3,651
B&G Foods, Inc.	515	26,569
Blue Buffalo Pet Products, Inc. (a)	553	14,201
Cal-Maine Foods, Inc.	203	8,506
Calavo Growers, Inc.	122	8,025
Darling International, Inc. (a)	1,405	22,171
Dean Foods Co.	714	13,180
Farmer Bros Co. (a)	54	1,656
Flowers Foods, Inc.	1,487	27,346
Fresh Del Monte Produce, Inc.	275	15,634
Freshpet, Inc. (a)	151	1,320
Hain Celestial Group, Inc. (a)	861	45,452
Ingredion, Inc.	587	78,212
Inventure Foods, Inc. (a)	131	1,129
J&J Snack Foods Corp.	115	13,985
John B Sanfilippo & Son, Inc.	69	3,220
Lancaster Colony Corp.	156	20,274
Limoneira Co.	79	1,398
Omega Protein Corp. (a)	177	3,986
Pilgrim’s Pride Corp.	528	12,276
Pinnacle Foods, Inc.	964	48,402

Common Stocks	Shares	Value
Food Products (continued)
Post Holdings, Inc. (a)	535	$46,368
Sanderson Farms, Inc.	158	13,839
Seneca Foods Corp., Class A (a)	44	1,723
Snyders-Lance, Inc.	679	23,263
Tootsie Roll Industries, Inc.	144	5,347
TreeHouse Foods, Inc. (a)	451	46,539
WhiteWave Foods Co. (a)	1,447	80,294

		587,966
Gas Utilities — 1.3%
Atmos Energy Corp.	719	57,369
Chesapeake Utilities Corp.	158	10,123
Delta Natural Gas Co., Inc.	47	1,240
National Fuel Gas Co.	632	35,714
New Jersey Resources Corp.	698	25,994
Northwest Natural Gas Co.	236	15,326
ONE Gas, Inc.	426	27,673
Piedmont Natural Gas Co., Inc.	541	32,352
Questar Corp.	1,451	36,522
South Jersey Industries, Inc.	682	21,742
Southwest Gas Corp.	381	29,527
Spire, Inc.	364	25,262
UGI Corp.	1,405	63,590
WGL Holdings, Inc.	405	28,670

		411,104
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.	196	9,694
ABIOMED, Inc. (a)	335	39,520
Accuray, Inc. (a)	647	3,546
Alere, Inc. (a)	733	27,487
Align Technology, Inc. (a)	602	53,668
Analogic Corp.	108	9,074
AngioDynamics, Inc. (a)	214	3,550
Anika Therapeutics, Inc. (a)	110	5,491
AtriCure, Inc. (a)	115	1,747
Atrion Corp.	11	5,245
AxoGen, Inc. (a)	164	1,102
Cantel Medical Corp.	302	20,219
Cardiovascular Systems, Inc. (a)	245	4,804
Cerus Corp. (a)	782	5,779
ConforMIS, Inc. (a)	240	1,673
CONMED Corp.	226	9,185
Cooper Cos., Inc.	385	70,251
CryoLife, Inc.	209	3,045
Cutera, Inc. (a)	81	874
Cynosure, Inc., Class A (a)	186	10,223
DexCom, Inc. (a)	694	64,008
Endologix, Inc. (a)	634	8,946
Entellus Medical, Inc. (a)	52	931
Exactech, Inc. (a)	69	1,865
GenMark Diagnostics, Inc. (a)	354	3,770
Glaukos Corp. (a)	144	5,034
Globus Medical, Inc., Class A (a)	622	14,275
Haemonetics Corp. (a)	454	13,765
Halyard Health, Inc. (a)	424	14,666
HeartWare International, Inc. (a)	134	7,764
Hill-Rom Holdings, Inc.	537	28,692
Hologic, Inc. (a)	2,310	88,912
ICU Medical, Inc. (a)	113	13,194
IDEXX Laboratories, Inc. (a)	734	68,842
Inogen, Inc. (a)	164	8,813
Insulet Corp. (a)	522	18,474
Integra LifeSciences Holdings Corp. (a)	252	21,236
Invacare Corp.	270	3,110
InVivo Therapeutics Holdings Corp. (a)	281	1,821
K2M Group Holdings, Inc. (a)	173	2,899

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	91	$1,565
Masimo Corp. (a)	347	18,381
Meridian Bioscience, Inc.	309	5,982
Merit Medical Systems, Inc. (a)	395	9,259
Natus Medical, Inc. (a)	297	11,681
Neogen Corp. (a)	332	18,310
Nevro Corp. (a)	208	17,202
Novocure Ltd. (a)	420	3,158
NuVasive, Inc. (a)	410	25,502
NxStage Medical, Inc. (a)	538	11,895
OraSure Technologies, Inc. (a)	459	3,130
Orthofix International NV (a)	138	6,541
Oxford Immunotec Global PLC (a)	150	1,206
Quidel Corp. (a)	214	4,879
ResMed, Inc.	1,140	78,523
Rockwell Medical, Inc. (a)	411	3,309
RTI Surgical, Inc. (a)	528	1,716
Spectranetics Corp. (a)	423	9,805
Staar Surgical Co. (a)	270	1,847
SurModics, Inc. (a)	86	2,359
Tandem Diabetes Care, Inc. (a)	128	849
Teleflex, Inc.	353	63,649
Utah Medical Products, Inc.	23	1,497
Vascular Solutions, Inc. (a)	130	5,963
West Pharmaceutical Services, Inc.	595	47,767
Wright Medical Group NV (a)	907	19,891
Zeltiq Aesthetics, Inc. (a)	279	9,472

		1,062,532
Health Care Providers & Services — 2.1%
AAC Holdings, Inc. (a)(b)	67	1,519
Acadia Healthcare Co., Inc. (a)	513	28,985
Addus HomeCare Corp. (a)	51	962
Adeptus Health, Inc., Class A (a)(b)	135	6,017
Air Methods Corp. (a)	329	10,952
Almost Family, Inc. (a)	123	4,894
Amedisys, Inc. (a)	255	13,655
American Renal Associates Holdings, Inc. (a)	137	3,267
AMN Healthcare Services, Inc. (a)	402	17,005
Amsurg Corp. (a)	450	33,755
BioScrip, Inc. (a)	1,492	3,820
BioTelemetry, Inc. (a)	186	3,538
Brookdale Senior Living, Inc. (a)	1,590	29,367
Capital Senior Living Corp. (a)	231	4,500
Chemed Corp.	134	19,717
Civitas Solutions, Inc. (a)	104	2,229
Community Health Systems, Inc. (a)	546	6,972
Corvel Corp. (a)	80	3,616
Cross Country Healthcare, Inc. (a)	259	3,787
Ensign Group, Inc.	401	8,622
Envision Healthcare Holdings, Inc. (a)	1,343	33,024
HealthEquity, Inc. (a)	343	10,125
HealthSouth Corp.	749	32,244
Healthways, Inc. (a)	257	4,328
HMS Holdings Corp. (a)	668	13,280
Integer Holdings Corp. (a)	238	5,286
Kindred Healthcare, Inc.	716	8,778
Landauer, Inc.	79	3,296
LHC Group, Inc. (a)	123	5,567
LifePoint Hospitals, Inc. (a)	344	20,358
Magellan Health Services, Inc. (a)	72	4,930
MEDNAX, Inc. (a)	752	51,820
Molina Healthcare, Inc. (a)	366	20,792
National Healthcare Corp.	119	7,687
Nobilis Health Corp. (a)	382	1,089
Owens & Minor, Inc.	520	18,569
Patterson Cos., Inc.	700	34,552

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Penumbra, Inc. (a)	226	$15,438
PharMerica Corp. (a)	227	6,029
Premier, Inc., Class A (a)	418	13,669
Providence Service Corp. (a)	97	4,692
Quorum Health Corp. (a)	263	2,864
RadNet, Inc. (a)	375	2,254
Select Medical Holdings Corp. (a)	980	11,270
Surgery Partners, Inc. (a)	226	4,097
Surgical Care Affiliates, Inc. (a)	213	11,078
Team Health Holdings, Inc. (a)	561	22,911
Teladoc, Inc. (a)	259	4,517
Tenet Healthcare Corp. (a)	681	20,845
Triple-S Management Corp., Class B (a)	174	4,324
U.S. Physical Therapy, Inc.	127	7,572
Universal American Corp.	745	5,707
VCA, Inc. (a)	654	46,656
WellCare Health Plans, Inc. (a)	375	40,050

		706,877
Health Care Technology — 0.5%
athenahealth, Inc. (a)	325	41,532
Castlight Health, Inc., Class B (a)	272	1,015
Computer Programs & Systems, Inc.	91	3,607
Cotiviti Holdings, Inc. (a)	85	2,052
Evolent Health, Inc., Class A (a)	101	2,378
HealthStream, Inc. (a)	192	4,652
Imprivata, Inc. (a)	108	2,065
Inovalon Holdings, Inc., Class A (a)(b)	567	10,558
Medidata Solutions, Inc. (a)	468	24,874
Omnicell, Inc. (a)	321	12,416
Press Ganey Holdings, Inc. (a)	178	7,106
Quality Systems, Inc.	383	4,703
Veeva Systems, Inc., Class A (a)	807	30,658
Vocera Communications, Inc. (a)	293	4,333

		151,949
Hotels, Restaurants & Leisure — 2.5%
Aramark	2,000	71,700
Belmond Ltd., Class A (a)	867	9,962
Biglari Holdings, Inc. (a)	13	5,396
BJ’s Restaurants, Inc. (a)	179	6,952
Bloomin’ Brands, Inc.	997	17,926
Bob Evans Farms, Inc.	182	6,694
Bojangles’, Inc. (a)	67	1,165
Boyd Gaming Corp. (a)	721	14,139
Brinker International, Inc.	456	21,496
Buffalo Wild Wings, Inc. (a)	154	25,866
Caesars Acquisition Co., Class A (a)	366	3,938
Caesars Entertainment Corp. (a)	444	3,064
Carrols Restaurant Group, Inc. (a)	289	3,500
Century Casinos, Inc. (a)	147	938
Cheesecake Factory, Inc.	377	19,502
Choice Hotels International, Inc.	284	13,714
Churchill Downs, Inc.	102	13,375
Chuy’s Holdings, Inc. (a)	127	4,283
ClubCorp Holdings, Inc.	512	7,424
Cracker Barrel Old Country Store, Inc.	154	24,241
Dave & Buster’s Entertainment, Inc. (a)	293	13,039
Del Frisco’s Restaurant Group, Inc. (a)	198	2,954
Del Taco Restaurants, Inc. (a)	156	1,640
Denny’s Corp. (a)	719	8,024
Diamond Resorts International, Inc. (a)	302	9,114
DineEquity, Inc.	155	12,612
Domino’s Pizza, Inc.	411	60,540
Dunkin’ Brands Group, Inc.	769	34,843
El Pollo Loco Holdings, Inc. (a)	135	1,777
Eldorado Resorts, Inc. (a)	235	3,396

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	57

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Extended Stay America, Inc.	717	$10,153
Fiesta Restaurant Group, Inc. (a)	127	2,837
Golden Entertainment, Inc.	71	966
Habit Restaurants, Inc., Class A (a)	91	1,478
Hyatt Hotels Corp., Class A (a)	213	10,744
International Game Technology PLC	799	16,699
International Speedway Corp., Class A	204	6,889
Interval Leisure Group, Inc.	983	17,674
Intrawest Resorts Holdings, Inc. (a)	109	1,585
Isle of Capri Casinos, Inc. (a)	183	3,428
J Alexander’s Holdings, Inc. (a)	92	881
Jack in the Box, Inc.	267	23,600
Jamba, Inc. (a)	88	950
La Quinta Holdings, Inc. (a)	790	9,772
Lindblad Expeditions Holdings, Inc. (a)	101	1,004
Marcus Corp.	152	3,367
Marriott Vacations Worldwide Corp.	188	14,344
Monarch Casino & Resort, Inc. (a)	71	1,656
Nathan’s Famous, Inc. (a)	21	1,020
Panera Bread Co., Class A (a)	184	40,355
Papa John’s International, Inc.	233	17,230
Penn National Gaming, Inc. (a)	634	9,523
Pinnacle Entertainment, Inc. (a)	474	5,176
Planet Fitness, Inc., Class A (a)	105	2,153
Popeyes Louisiana Kitchen, Inc. (a)	165	9,451
Potbelly Corp. (a)	159	2,072
Red Robin Gourmet Burgers, Inc. (a)	63	3,047
Red Rock Resorts, Inc., Class A (a)	243	5,591
Ruby Tuesday, Inc. (a)	506	2,044
Ruth’s Hospitality Group, Inc.	269	4,296
Ryman Hospitality Properties, Inc.	363	20,415
Scientific Games Corp., Class A (a)	401	4,273
SeaWorld Entertainment, Inc.	602	9,271
Shake Shack, Inc., Class A (a)(b)	131	5,241
Six Flags Entertainment Corp.	583	32,875
Sonic Corp.	419	11,275
Speedway Motorsports, Inc.	79	1,396
Texas Roadhouse, Inc.	546	25,782
Vail Resorts, Inc.	297	42,492
Wendy’s Co.	1,775	17,147
Wingstop, Inc.	104	2,704
Zoe’s Kitchen, Inc. (a)	145	5,153

		831,223
Household Durables — 1.8%
Bassett Furniture Industries, Inc.	89	2,299
Beazer Homes USA, Inc. (a)	305	2,925
CalAtlantic Group, Inc.	636	23,030
Cavco Industries, Inc. (a)	66	6,559
Century Communities, Inc. (a)	142	2,513
CSS Industries, Inc.	57	1,500
Ethan Allen Interiors, Inc.	188	6,529
Flexsteel Industries, Inc.	43	1,767
GoPro, Inc., Class A (a)(b)	558	7,053
Green Brick Partners, Inc. (a)	158	1,115
Harman International Industries, Inc.	589	48,675
Helen of Troy Ltd. (a)	229	22,811
Hooker Furniture Corp.	76	1,758
Hovnanian Enterprises, Inc., Class A (a)	821	1,511
Installed Building Products, Inc. (a)	144	5,160
iRobot Corp. (a)	229	8,684
KB Home	747	11,728
La-Z-Boy, Inc.	439	13,267
Leggett & Platt, Inc.	1,087	57,144
Lennar Corp., Class A	1,417	66,316
Lennar Corp., Class B	169	6,344

Common Stocks	Shares	Value
Household Durables (continued)
LGI Homes, Inc. (a)	115	$3,948
Libbey, Inc.	122	2,280
Lifetime Brands, Inc.	75	1,004
M/I Homes, Inc. (a)	197	4,442
MDC Holdings, Inc.	367	9,659
Meritage Homes Corp. (a)	305	11,099
NACCO Industries, Inc., Class A	26	1,463
New Home Co., Inc. (a)	87	857
NVR, Inc. (a)	28	47,740
PulteGroup, Inc.	2,843	60,215
Taylor Morrison Home Corp., Class A (a)	258	4,192
Tempur Sealy International, Inc. (a)	445	33,655
Toll Brothers, Inc. (a)	1,293	36,217
TopBuild Corp. (a)	302	11,403
TRI Pointe Group, Inc. (a)	1,323	17,794
Tupperware Brands Corp.	410	25,699
Universal Electronics, Inc. (a)	105	8,121
WCI Communities, Inc. (a)	146	2,457
William Lyon Homes, Class A (a)	169	2,932
ZAGG, Inc. (a)	188	1,190

		585,055
Household Products — 0.3%
Central Garden & Pet Co. (a)	68	1,650
Central Garden and Pet Co., Class A (a)	311	7,088
Energizer Holdings, Inc.	470	24,219
HRG Group, Inc. (a)	1,032	15,366
Oil-Dri Corp. of America	34	1,273
Orchids Paper Products Co.	60	1,843
Spectrum Brands Holdings, Inc.	204	26,269
WD-40 Co.	108	12,418

		90,126
Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.	812	2,046
Atlantica Yield PLC	638	12,856
Calpine Corp. (a)	3,050	41,907
Dynegy, Inc. (a)	1,032	15,614
NRG Energy, Inc.	2,730	37,783
NRG Yield, Inc., Class A	273	4,690
NRG Yield, Inc., Class C	576	10,334
Ormat Technologies, Inc.	386	17,617
Pattern Energy Group, Inc.	603	14,695
Talen Energy Corp. (a)	673	9,153
TerraForm Global, Inc., Class A (a)	608	2,116
TerraForm Power, Inc., Class A (a)	815	9,584

		178,395
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	781	28,749
Carlisle Cos., Inc.	514	53,091
Raven Industries, Inc.	283	5,875
Seaboard Corp. (a)	2	5,860
Standex International Corp.	96	8,525

		102,100
Insurance — 3.9%
Alleghany Corp. (a)	106	57,611
Allied World Assurance Co. Holdings AG	748	30,661
American Equity Investment Life Holding Co.	183	2,915
American Financial Group, Inc.	573	41,886
American National Insurance Co.	65	7,433
AMERISAFE, Inc.	202	11,823
AmTrust Financial Services, Inc.	643	15,348
Arch Capital Group Ltd. (a)	926	67,255
Argo Group International Holdings Ltd.	295	15,308
Arthur J Gallagher & Co.	1,429	70,293
Aspen Insurance Holdings Ltd.	530	24,359

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Assurant, Inc.	518	$42,999
Assured Guaranty Ltd.	1,138	30,487
Atlas Financial Holdings, Inc. (a)	153	2,633
Axis Capital Holdings Ltd.	752	41,796
Baldwin & Lyons, Inc., Class B	140	3,709
Brown & Brown, Inc.	967	35,450
Citizens, Inc. (a)	359	2,998
CNO Financial Group, Inc.	1,469	25,517
Donegal Group, Inc., Class A	154	2,490
eHealth, Inc. (a)	120	1,146
EMC Insurance Group, Inc.	115	3,189
Employers Holdings, Inc.	157	4,478
Endurance Specialty Holdings Ltd.	533	36,047
Enstar Group Ltd. (a)	105	17,492
Erie Indemnity Co., Class A	199	19,440
Everest Re Group Ltd.	322	60,861
FBL Financial Group, Inc., Class A	93	5,800
Federated National Holding Co.	136	2,849
Fidelity & Guaranty Life	130	2,842
First American Financial Corp.	926	38,716
Genworth Financial, Inc., Class A (a)	2,904	8,305
Global Indemnity PLC (a)	101	3,033
Greenlight Capital Re Ltd. (a)	274	5,653
Hallmark Financial Services, Inc. (a)	187	1,984
Hanover Insurance Group, Inc.	358	29,478
HCI Group, Inc.	88	2,654
Heritage Insurance Holdings, Inc.	413	5,117
Hilltop Holdings, Inc. (a)	677	14,745
Horace Mann Educators Corp.	404	13,809
Independence Holding Co.	49	853
Infinity Property & Casualty Corp.	80	6,563
Investors Title Co.	27	2,713
James River Group Holdings Ltd.	143	4,813
Kemper Corp.	339	11,618
Maiden Holdings Ltd.	525	7,334
MBIA, Inc. (a)	1,104	9,318
Mercury General Corp.	28	1,550
National General Holdings Corp.	425	8,768
National Interstate Corp.	90	2,919
National Western Life Group, Inc.	18	3,405
Navigators Group, Inc.	106	9,929
Old Republic International Corp.	2,094	40,582
OneBeacon Insurance Group Ltd.	240	3,362
Primerica, Inc.	359	18,492
ProAssurance Corp.	464	23,970
Reinsurance Group of America, Inc.	536	53,198
RenaissanceRe Holdings Ltd.	212	24,914
RLI Corp.	285	19,428
Safety Insurance Group, Inc.	95	6,051
Selective Insurance Group, Inc.	280	10,965
State Auto Financial Corp.	170	3,839
State National Cos., Inc.	320	3,494
Stewart Information Services Corp.	153	6,550
Third Point Reinsurance Ltd. (a)	732	9,216
Torchmark Corp.	965	59,705
Trupanion, Inc. (a)	97	1,463
United Fire Group, Inc.	193	8,106
United Insurance Holdings Corp.	183	2,902
Universal Insurance Holdings, Inc.	216	4,696
Validus Holdings Ltd.	636	31,437
W.R. Berkley Corp.	808	47,018
White Mountains Insurance Group Ltd.	33	27,104
WMIH Corp. (a)	2,365	5,723

		1,292,607
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	175	1,598

Common Stocks	Shares	Value
Internet & Catalog Retail (continued)
Blue Nile, Inc.	92	$2,674
Duluth Holdings, Inc., Class B (a)	64	1,587
Etsy, Inc. (a)	815	8,199
FTD Cos., Inc. (a)	145	3,670
Groupon, Inc. (a)	2,995	14,436
HSN, Inc.	270	13,813
Lands’ End, Inc. (a)(b)	124	1,762
Liberty TripAdvisor Holdings, Inc., Series A (a)	646	15,291
Liberty Ventures, Series A (a)	1,120	42,235
Nutrisystem, Inc.	218	6,448
Overstock.com, Inc. (a)	89	1,451
PetMed Express, Inc.	136	2,819
RetailMeNot, Inc. (a)	314	2,622
Shutterfly, Inc. (a)	301	16,010
Wayfair, Inc., Class A (a)	243	10,570

		145,185
Internet Software & Services — 1.8%
Alarm.com Holdings, Inc. (a)	69	1,982
Amber Road, Inc. (a)	122	1,076
Angie’s List, Inc. (a)	255	2,063
Apigee Corp. (a)	104	1,294
Autobytel, Inc. (a)	57	847
Bankrate, Inc. (a)	463	3,690
Bazaarvoice, Inc. (a)	547	2,270
Benefitfocus, Inc. (a)	110	4,730
Blucora, Inc. (a)	344	3,512
Box, Inc., Class A (a)	421	4,905
Brightcove, Inc. (a)	199	2,084
Carbonite, Inc. (a)	121	1,332
Care.com, Inc. (a)	110	1,209
ChannelAdvisor Corp. (a)	154	2,427
Chegg, Inc. (a)	636	3,428
Cimpress NV (a)	213	20,192
CommerceHub, Inc., Series A (a)	102	1,438
CommerceHub, Inc., Series C (a)	328	4,592
ComScore, Inc. (a)	300	7,785
Cornerstone OnDemand, Inc. (a)	440	19,004
CoStar Group, Inc. (a)	266	55,301
Cvent, Inc. (a)	235	7,666
DHI Group, Inc. (a)	342	2,493
EarthLink Holdings Corp.	781	5,295
Endurance International Group Holdings, Inc. (a)	484	4,346
Envestnet, Inc. (a)	366	13,970
Everyday Health, Inc. (a)	191	1,559
Five9, Inc. (a)	219	2,762
Global Eagle Entertainment, Inc. (a)	396	3,247
GoDaddy, Inc., Class A (a)	415	12,417
Gogo, Inc. (a)	449	3,776
GrubHub, Inc. (a)	676	25,634
GTT Communications, Inc. (a)	197	4,044
Hortonworks, Inc. (a)	450	5,270
IAC/InterActiveCorp	592	34,312
Instructure, Inc. (a)	71	1,544
IntraLinks Holdings, Inc. (a)	351	2,443
j2 Global, Inc.	386	25,800
LendingClub Corp. (a)	2,891	13,356
Liquidity Services, Inc. (a)	168	1,357
LivePerson, Inc. (a)	472	3,151
LogMeIn, Inc. (a)	218	18,728
Marketo, Inc. (a)	323	11,363
Match Group, Inc. (a)(b)	453	7,135
MeetMe, Inc. (a)	278	1,788
MINDBODY, Inc., Class A (a)	97	1,704
Monster Worldwide, Inc. (a)	841	2,128
New Relic, Inc. (a)	177	6,096
NIC, Inc.	531	12,383

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	59

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
Pandora Media, Inc. (a)	1,853	$25,201
Perficient, Inc. (a)	265	5,888
Q2 Holdings, Inc. (a)	205	6,084
Quotient Technology, Inc. (a)	620	7,849
Rackspace Hosting, Inc. (a)	898	21,040
Reis, Inc.	59	1,492
Shutterstock, Inc. (a)	176	9,696
SPS Commerce, Inc. (a)	155	9,815
Stamps.com, Inc. (a)	125	9,476
TechTarget, Inc. (a)	128	1,167
TrueCar, Inc. (a)	604	5,660
Web.com Group, Inc. (a)	393	7,412
WebMD Health Corp. (a)	314	19,157
Xactly Corp. (a)	152	1,888
XO Group, Inc. (a)	213	3,883
Yelp, Inc. (a)	583	18,755
Zillow Group, Inc., Class A (a)	398	15,685
Zillow Group, Inc., Class C (a)	893	35,050

		586,126
IT Services — 2.5%
Acxiom Corp. (a)	603	13,839
Black Knight Financial Services, Inc., Class A (a)	183	7,110
Blackhawk Network Holdings, Inc. (a)	478	16,630
Booz Allen Hamilton Holding Corp.	963	29,737
Broadridge Financial Solutions, Inc.	969	65,582
CACI International, Inc., Class A (a)	205	19,543
Cardtronics PLC, Class A (a)	393	17,288
Cass Information Systems, Inc.	89	4,625
Convergys Corp.	777	20,707
CoreLogic, Inc. (a)	732	29,485
CSG Systems International, Inc.	251	10,105
CSRA, Inc.	1,397	37,607
Datalink Corp. (a)	137	1,175
DST Systems, Inc.	276	34,039
EPAM Systems, Inc. (a)	405	28,447
Euronet Worldwide, Inc. (a)	416	31,724
EVERTEC, Inc.	587	10,096
ExlService Holdings, Inc. (a)	255	12,625
Forrester Research, Inc.	124	5,075
Gartner, Inc. (a)	662	66,365
Genpact Ltd. (a)	1,231	32,954
Hackett Group, Inc.	202	2,705
Information Services Group, Inc. (a)	214	811
Jack Henry & Associates, Inc.	652	58,191
Leidos Holdings, Inc.	539	26,955
Lionbridge Technologies, Inc. (a)	527	2,377
Mantech International Corp., Class A	178	7,033
MAXIMUS, Inc.	535	31,522
MoneyGram International, Inc. (a)	199	1,385
PFSweb, Inc. (a)	100	991
Planet Payment, Inc. (a)	285	1,337
Sabre Corp.	1,721	50,167
Science Applications International Corp.	363	22,056
ServiceSource International, Inc. (a)	547	2,472
Square, Inc., Class A (a)	423	4,260
Syntel, Inc. (a)	286	12,959
TeleTech Holdings, Inc.	131	3,739
Teradata Corp. (a)	1,095	31,076
Travelport Worldwide Ltd.	1,034	13,949
Unisys Corp. (a)	416	4,123
VeriFone Systems, Inc. (a)	930	17,819
Virtusa Corp. (a)	126	3,427
WEX, Inc. (a)	320	29,978

		824,090

Common Stocks	Shares	Value
Leisure Products — 0.5%
Arctic Cat, Inc.	114	$1,780
Brunswick Corp.	758	37,612
Callaway Golf Co.	739	7,907
JAKKS Pacific, Inc. (a)	105	968
Johnson Outdoors, Inc., Class A	34	1,035
Malibu Boats, Inc. (a)	162	2,210
Nautilus, Inc. (a)	242	4,559
Polaris Industries, Inc.	499	49,276
Smith & Wesson Holding Corp. (a)	478	14,077
Sturm Ruger & Co., Inc.	143	9,724
Vista Outdoor, Inc. (a)	509	25,476

		154,624
Life Sciences Tools & Services — 1.2%
Accelerate Diagnostics, Inc. (a)(b)	202	3,969
Albany Molecular Research, Inc. (a)	211	3,047
Bio-Rad Laboratories, Inc., Class A (a)	176	25,536
Bio-Techne Corp.	326	36,649
Bruker Corp.	908	22,627
Cambrex Corp. (a)	249	13,050
Charles River Laboratories International, Inc. (a)	406	35,700
Enzo Biochem, Inc. (a)	266	1,854
Fluidigm Corp. (a)	200	2,110
INC Research Holdings, Inc., Class A (a)	363	16,157
Luminex Corp. (a)	316	6,772
NanoString Technologies, Inc. (a)	100	1,359
NeoGenomics, Inc. (a)	435	3,793
Pacific Biosciences of California, Inc. (a)	780	6,669
PAREXEL International Corp. (a)	434	29,013
PerkinElmer, Inc.	904	51,456
PRA Health Sciences, Inc. (a)	192	8,905
QIAGEN NV (a)	1,947	52,180
Quintiles Transnational Holdings, Inc. (a)	704	54,658
VWR Corp. (a)	683	21,391

		396,895
Machinery — 3.8%
Actuant Corp., Class A	522	12,398
AGCO Corp.	578	27,836
Alamo Group, Inc.	74	4,968
Albany International Corp., Class A	235	9,948
Altra Industrial Motion Corp.	198	5,623
American Railcar Industries, Inc.	62	2,605
Astec Industries, Inc.	155	9,343
Barnes Group, Inc.	439	16,651
Briggs & Stratton Corp.	328	7,455
Chart Industries, Inc. (a)	228	6,845
CIRCOR International, Inc.	125	7,118
CLARCOR, Inc.	389	24,219
Colfax Corp. (a)	854	25,073
Columbus McKinnon Corp.	174	2,887
Crane Co.	420	26,166
Donaldson Co., Inc.	1,069	38,623
Douglas Dynamics, Inc.	176	4,717
Dynamic Materials Corp.	97	993
Energy Recovery, Inc. (a)	229	2,450
EnPro Industries, Inc.	167	7,640
ESCO Technologies, Inc.	220	9,317
Federal Signal Corp.	579	7,614
Flowserve Corp.	1,079	51,630
FreightCar America, Inc.	82	1,222
Global Brass & Copper Holdings, Inc.	166	4,701
Gorman-Rupp Co.	149	4,036
Graco, Inc.	465	34,415
Graham Corp.	65	1,171
Greenbrier Cos., Inc.	250	8,208
Harsco Corp.	626	6,129

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Hurco Cos., Inc.	43	$1,145
Hyster-Yale Materials Handling, Inc.	73	4,657
IDEX Corp.	625	56,119
ITT, Inc.	780	24,734
John Bean Technologies Corp.	225	15,057
Joy Global, Inc.	822	22,712
Kadant, Inc.	85	4,670
Kennametal, Inc.	683	16,979
Lincoln Electric Holdings, Inc.	526	32,644
Lindsay Corp.	101	7,086
Lydall, Inc. (a)	130	5,808
Manitowoc Co., Inc.	1,403	7,815
Manitowoc Foodservice, Inc. (a)	968	17,753
Meritor, Inc. (a)	682	5,715
Middleby Corp. (a)	471	56,699
Milacron Holdings Corp. (a)	98	1,688
Miller Industries, Inc.	74	1,588
Mueller Industries, Inc.	452	15,386
Mueller Water Products, Inc., Series A	1,203	14,268
Navistar International Corp. (a)	393	5,038
NN, Inc.	214	3,610
Nordson Corp.	481	42,467
Oshkosh Corp.	600	33,054
Proto Labs, Inc. (a)	219	12,054
RBC Bearings, Inc. (a)	178	13,533
Rexnord Corp. (a)	736	15,669
Snap-on, Inc.	468	73,556
SPX Corp. (a)	414	6,268
SPX FLOW, Inc. (a)	294	8,020
Sun Hydraulics Corp.	172	5,194
Supreme Industries, Inc., Class A	88	1,478
Tennant Co.	134	8,587
Terex Corp.	886	21,388
Timken Co.	594	19,869
Titan International, Inc.	305	2,016
Toro Co.	444	40,826
TriMas Corp. (a)	338	6,040
Trinity Industries, Inc.	1,221	28,339
Valmont Industries, Inc.	183	23,964
Wabash National Corp. (a)	505	7,312
WABCO Holdings, Inc. (a)	441	44,219
Wabtec Corp.	689	47,197
Watts Water Technologies, Inc., Class A	215	13,298
Woodward, Inc.	438	25,641
Xylem, Inc.	1,468	70,185

		1,263,346
Marine — 0.1%
Costamare, Inc.	176	1,723
Kirby Corp. (a)	442	24,084
Matson, Inc.	371	13,864
Scorpio Bulkers, Inc. (a)	409	1,346

		41,017
Media — 1.8%
AMC Entertainment Holdings, Inc., Class A	164	4,825
AMC Networks, Inc., Class A (a)	512	28,344
Cable One, Inc.	39	20,431
Carmike Cinemas, Inc. (a)	184	5,671
Central European Media Enterprises Ltd., Class A (a)	521	1,204
Cinemark Holdings, Inc.	879	33,050
Clear Channel Outdoor Holdings, Inc., Class A	325	2,272
Daily Journal Corp. (a)	7	1,599
DreamWorks Animation SKG, Inc., Class A (a)	643	26,344
Entercom Communications Corp., Class A	172	2,513
Entravision Communications Corp., Class A	515	3,739
Eros International PLC (a)	168	2,925

Common Stocks	Shares	Value
Media (continued)
EW Scripps Co. (a)	468	$7,937
Gannett Co., Inc.	1,042	13,296
Gray Television, Inc. (a)	474	4,693
IMAX Corp. (a)	503	15,890
Interpublic Group of Cos., Inc.	3,291	75,890
John Wiley & Sons, Inc., Class A	374	21,580
Liberty Braves Group, Class A (a)	62	1,022
Liberty Braves Group, Class C (a)	283	4,522
Liberty Media Group, Class A (a)	151	3,428
Liberty Media Group, Class C (a)	367	8,228
Lions Gate Entertainment Corp.	504	10,075
Live Nation Entertainment, Inc. (a)	1,113	30,518
Madison Square Garden Co., Class A (a)	162	29,612
MDC Partners, Inc., Class A	411	5,244
Media General, Inc. (a)	959	16,869
Meredith Corp.	319	17,379
MSG Networks, Inc., Class A (a)	576	9,245
National CineMedia, Inc.	490	7,634
New Media Investment Group, Inc.	332	5,863
New York Times Co., Class A	1,103	14,317
Nexstar Broadcasting Group, Inc., Class A	240	12,132
Reading International, Inc., Class A (a)	113	1,554
Regal Entertainment Group, Class A	688	16,182
Saga Communications, Inc., Class A	25	1,026
Scholastic Corp.	220	9,042
Sinclair Broadcast Group, Inc., Class A	574	15,969
Starz, Class A (a)	723	21,856
TEGNA, Inc.	1,808	39,595
Time, Inc.	960	15,677
Tribune Media Co., Class A	690	25,564
TRONC, Inc.	184	2,758
World Wrestling Entertainment, Inc.	297	5,866

		603,380
Metals & Mining — 1.3%
AK Steel Holding Corp. (a)	1,915	12,562
Allegheny Technologies, Inc.	960	17,098
Carpenter Technology Corp.	424	16,642
Century Aluminum Co. (a)	420	3,188
Cliffs Natural Resources, Inc. (a)	1,543	12,205
Coeur Mining, Inc. (a)	1,365	20,912
Commercial Metals Co.	1,010	16,705
Compass Minerals International, Inc.	288	20,042
Ferroglobe PLC	504	4,697
Gold Resource Corp.	341	1,917
Haynes International, Inc.	103	3,912
Hecla Mining Co.	3,215	20,865
Kaiser Aluminum Corp.	63	5,220
Materion Corp.	159	4,199
Olympic Steel, Inc.	61	1,748
Real Industry, Inc. (a)	177	1,388
Reliance Steel & Aluminum Co.	584	45,809
Royal Gold, Inc.	542	45,821
Ryerson Holding Corp. (a)	74	1,069
Schnitzer Steel Industries, Inc., Class A	214	4,171
Steel Dynamics, Inc.	1,976	52,996
Stillwater Mining Co. (a)	1,084	16,585
SunCoke Energy, Inc.	543	4,143
Tahoe Resources, Inc.	2,554	39,740
TimkenSteel Corp.	330	3,307
U.S. Silica Holdings, Inc.	549	18,924
United States Steel Corp.	1,162	31,943
Worthington Industries, Inc.	355	15,730

		443,538
Multi-Utilities — 0.7%
Alliant Energy Corp.	1,860	74,865

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	61

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Multi-Utilities (continued)
Avista Corp.	516	$22,446
Black Hills Corp.	423	26,670
MDU Resources Group, Inc.	1,618	38,913
NorthWestern Corp.	405	24,600
Vectren Corp.	706	36,521

		224,015
Multiline Retail — 0.4%
Big Lots, Inc.	378	20,102
Burlington Stores, Inc. (a)	589	45,064
Dillard’s, Inc., Class A	170	11,506
Fred’s, Inc., Class A	289	4,592
JC Penney Co., Inc. (a)	2,549	24,623
Ollie’s Bargain Outlet Holdings, Inc. (a)	173	4,522
Sears Holdings Corp. (a)(b)	172	2,651
Tuesday Morning Corp. (a)	387	3,054

		116,114
Oil & Gas Exploration & Production — 0.1%
Carrizo Oil & Gas, Inc. (a)	498	16,334
Oil, Gas & Consumable Fuels — 2.8%
Abraxas Petroleum Corp. (a)	850	986
Alon USA Energy, Inc.	498	3,521
Ardmore Shipping Corp.	149	1,047
Bill Barrett Corp. (a)	426	2,543
California Resources Corp.	151	1,549
Callon Petroleum Co. (a)	979	11,151
Chesapeake Energy Corp. (a)	5,204	28,206
Clayton Williams Energy, Inc. (a)	69	2,602
Clean Energy Fuels Corp. (a)	1,286	3,845
Cobalt International Energy, Inc. (a)	2,030	3,025
CONSOL Energy, Inc.	1,922	37,248
Contango Oil & Gas Co. (a)	201	1,855
CVR Energy, Inc.	139	2,057
Delek U.S. Holdings, Inc.	300	3,756
Denbury Resources, Inc.	2,851	8,268
DHT Holdings, Inc.	742	3,458
Diamondback Energy, Inc. (a)	657	57,678
Dorian LPG Ltd. (a)	246	1,518
Eclipse Resources Corp. (a)	329	1,036
Energen Corp.	824	39,041
EP Energy Corp., Class A (a)	260	1,084
Evolution Petroleum Corp.	407	2,218
EXCO Resources, Inc. (a)	944	1,303
Frontline Ltd.	528	4,192
GasLog Ltd.	348	4,653
Gener8 Maritime, Inc. (a)	261	1,389
Golar LNG Ltd.	487	8,259
Green Plains, Inc.	286	6,486
Gulfport Energy Corp. (a)	1,097	31,912
HollyFrontier Corp.	1,379	35,054
Jones Energy, Inc., Class A (a)	212	784
Kosmos Energy Ltd. (a)	1,570	8,713
Laredo Petroleum, Inc. (a)	1,294	12,966
Matador Resources Co. (a)	753	15,881
Memorial Resource Development Corp. (a)	935	14,006
Murphy Oil Corp.	1,378	37,799
Murphy USA, Inc. (a)	312	23,912
Navios Maritime Acquisition Corp.	555	849
Newfield Exploration Co. (a)	1,652	71,532
Nordic American Tankers Ltd. (b)	792	9,742
Northern Oil and Gas, Inc. (a)	497	1,968
Oasis Petroleum, Inc. (a)	1,645	12,502
Overseas Shipholding Group, Inc., Class A	239	3,057
Pacific Ethanol, Inc. (a)	195	1,332
Panhandle Oil and Gas, Inc.	180	2,945
Par Pacific Holdings, Inc. (a)	384	5,760

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy, Inc., Class A (a)	1,282	$36,550
PBF Energy, Inc., Class A	851	19,011
PDC Energy, Inc. (a)	402	22,018
QEP Resources, Inc.	2,020	36,764
Renewable Energy Group, Inc. (a)	366	3,568
REX American Resources Corp. (a)	46	3,027
Ring Energy, Inc. (a)	356	2,827
RSP Permian, Inc. (a)	678	24,374
Scorpio Tankers, Inc.	1,319	6,278
SemGroup Corp., Class A	480	13,901
Ship Finance International Ltd. (b)	445	6,719
SM Energy Co.	600	16,278
Southwestern Energy Co. (a)	4,096	59,720
Synergy Resources Corp. (a)	1,497	9,745
Targa Resources Corp.	1,080	40,241
Teekay Corp.	144	893
Teekay Tankers Ltd., Class A	872	2,572
Western Refining, Inc.	340	7,089
Westmoreland Coal Co. (a)	125	1,194
Whiting Petroleum Corp. (a)	1,821	13,421
World Fuel Services Corp.	593	28,227
WPX Energy, Inc. (a)	2,830	28,272

		917,377
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	340	9,238
Clearwater Paper Corp. (a)	147	9,248
Deltic Timber Corp.	82	5,651
Domtar Corp.	526	20,709
KapStone Paper and Packaging Corp.	681	9,725
Louisiana-Pacific Corp. (a)	1,205	24,341
Neenah Paper, Inc.	125	9,429
PH Glatfelter Co.	364	7,520
Schweitzer-Mauduit International, Inc.	272	10,284

		106,145
Personal Products — 0.5%
Avon Products, Inc.	3,809	15,503
Coty, Inc., Class A (b)	409	10,990
Edgewell Personal Care Co. (a)	480	40,613
Elizabeth Arden, Inc. (a)	159	2,210
Herbalife Ltd. (a)	609	41,418
Inter Parfums, Inc.	134	4,360
Lifevantage Corp. (a)	93	1,301
Medifast, Inc.	99	3,487
Natural Health Trends Corp. (b)	43	1,444
Nu Skin Enterprises, Inc., Class A	454	24,244
Nutraceutical International Corp. (a)	56	1,436
Revlon, Inc., Class A (a)	97	3,442
USANA Health Sciences, Inc. (a)	41	5,630

		156,078
Pharmaceuticals — 1.0%
Aclaris Therapeutics, Inc. (a)	61	1,202
Aerie Pharmaceuticals, Inc. (a)	170	2,950
Akorn, Inc. (a)	722	24,714
Amphastar Pharmaceuticals, Inc. (a)	252	4,077
ANI Pharmaceuticals, Inc. (a)	64	3,878
Aratana Therapeutics, Inc. (a)	230	1,746
Bio-Path Holdings, Inc. (a)	566	962
Catalent, Inc. (a)	852	21,760
Cempra, Inc. (a)	241	4,331
Collegium Pharmaceutical, Inc. (a)	92	1,116
Corcept Therapeutics, Inc. (a)	509	2,952
Depomed, Inc. (a)	484	9,181
Dermira, Inc. (a)	249	8,356
Durect Corp. (a)	860	1,668

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Endo International PLC (a)	1,743	$30,259
Endocyte, Inc. (a)	262	833
Heska Corp. (a)	41	1,745
Horizon Pharma PLC (a)	1,395	26,910
Impax Laboratories, Inc. (a)	649	20,392
Intersect ENT, Inc. (a)	344	5,449
Intra-Cellular Therapies, Inc. (a)	273	11,138
Lannett Co., Inc. (a)	259	8,086
Lipocine, Inc. (a)	114	421
Medicines Co. (a)	581	22,723
MyoKardia, Inc. (a)	77	1,361
Nektar Therapeutics (a)	1,171	20,247
Neos Therapeutics, Inc. (a)	95	839
Omeros Corp. (a)	308	3,622
Pacira Pharmaceuticals, Inc. (a)	287	10,404
Paratek Pharmaceuticals, Inc. (a)	312	4,015
Phibro Animal Health Corp., Class A	102	2,104
Prestige Brands Holdings, Inc. (a)	444	23,754
Relypsa, Inc. (a)	348	11,115
Revance Therapeutics, Inc. (a)	167	2,253
Sagent Pharmaceuticals, Inc. (a)	286	6,203
Sciclone Pharmaceuticals, Inc. (a)	372	3,928
Sucampo Pharmaceuticals, Inc., Class A (a)	226	2,656
Supernus Pharmaceuticals, Inc. (a)	378	8,399
Teligent, Inc. (a)	376	3,053
TherapeuticsMD, Inc. (a)	1,451	11,274
Theravance Biopharma, Inc. (a)	393	10,025
WaVe Life Sciences Ltd. (a)	50	966
Zogenix, Inc. (a)	225	2,054

		345,121
Producer Durables: Miscellaneous — 0.1%
Actua Corp. (a)	338	3,373
PROS Holdings, Inc. (a)	198	3,679
QLIK Technologies, Inc. (a)	791	23,888

		30,940
Professional Services — 1.0%
Acacia Research Corp.	169	914
Advisory Board Co. (a)	370	15,451
Barrett Business Services, Inc.	47	2,020
CBIZ, Inc. (a)	388	4,194
CEB, Inc.	280	16,811
CRA International, Inc. (a)	59	1,630
Dun & Bradstreet Corp.	303	39,163
Exponent, Inc.	203	10,314
Franklin Covey Co. (a)	70	1,149
FTI Consulting, Inc. (a)	362	15,508
GP Strategies Corp. (a)	110	2,306
Heidrick & Struggles International, Inc.	126	2,452
Hill International, Inc. (a)	222	926
Huron Consulting Group, Inc. (a)	169	10,388
ICF International, Inc. (a)	145	6,000
Insperity, Inc.	121	9,497
Kelly Services, Inc., Class A	230	4,708
Kforce, Inc.	189	3,376
Korn/Ferry International	520	11,965
ManpowerGroup, Inc.	598	41,501
Mistras Group, Inc. (a)	130	3,258
Navigant Consulting, Inc. (a)	359	7,076
On Assignment, Inc. (a)	441	16,295
Paylocity Holding Corp. (a)	170	7,589
Resources Connection, Inc.	292	4,351
Robert Half International, Inc.	1,065	38,915
RPX Corp. (a)	409	4,119
TransUnion (a)	416	13,612
TriNet Group, Inc. (a)	390	8,459

Common Stocks	Shares	Value
Professional Services (continued)
TrueBlue, Inc. (a)	413	$9,222
WageWorks, Inc. (a)	313	19,347

		332,516
Real Estate Investment Trusts (REITs) — 11.1%
Acadia Realty Trust	588	22,144
AG Mortgage Investment Trust, Inc.	233	3,490
Agree Realty Corp.	171	8,673
Alexander’s, Inc.	16	6,868
Alexandria Real Estate Equities, Inc.	616	69,177
American Assets Trust, Inc.	299	13,718
American Campus Communities, Inc.	1,052	56,882
American Capital Agency Corp.	2,596	50,856
American Capital Mortgage Investment Corp.	356	5,824
American Homes 4 Rent, Class A	1,449	31,443
Annaly Capital Management, Inc.	689	7,561
Anworth Mortgage Asset Corp.	792	3,897
Apartment Investment & Management Co., Class A	1,280	58,842
Apollo Commercial Real Estate Finance, Inc.	467	7,589
Apollo Residential Mortgage, Inc.	259	3,515
Apple Hospitality REIT, Inc.	1,529	31,146
Ares Commercial Real Estate Corp.	275	3,493
Armada Hoffler Properties, Inc.	309	4,626
ARMOUR Residential REIT, Inc.	325	6,916
Ashford Hospitality Prime, Inc.	227	3,414
Ashford Hospitality Trust, Inc.	673	4,011
Bluerock Residential Growth REIT, Inc.	147	1,958
Brandywine Realty Trust	1,452	24,495
Brixmor Property Group, Inc.	1,551	44,048
Camden Property Trust	680	60,921
Capstead Mortgage Corp.	761	7,572
Care Capital Properties, Inc.	716	21,179
Catchmark Timber Trust, Inc.	267	3,233
CBL & Associates Properties, Inc.	1,461	17,956
Cedar Realty Trust, Inc.	652	5,242
Chatham Lodging Trust	464	11,127
Chesapeake Lodging Trust	573	14,480
Chimera Investment Corp.	1,521	25,522
City Office REIT, Inc.	230	3,119
Colony Capital, Inc., Class A	973	17,300
Colony Starwood Homes	563	18,444
Columbia Property Trust, Inc.	1,076	26,147
Communications Sales & Leasing, Inc.	1,019	31,671
Community Healthcare Trust, Inc.	139	3,196
CorEnergy Infrastructure Trust, Inc.	82	2,412
Coresite Realty Corp.	279	23,026
Corporate Office Properties Trust	785	23,519
Corrections Corp. of America	979	31,377
Cousins Properties, Inc.	1,861	19,801
CubeSmart	1,461	43,406
CyrusOne, Inc.	513	28,123
CYS Investments, Inc.	1,317	11,787
DCT Industrial Trust, Inc.	766	38,469
DDR Corp.	2,561	50,554
DiamondRock Hospitality Co.	1,792	17,597
Douglas Emmett, Inc.	1,148	43,670
Duke Realty Corp.	2,809	80,871
DuPont Fabros Technology, Inc.	608	29,081
Dynex Capital, Inc.	435	3,054
Easterly Government Properties, Inc.	458	9,384
EastGroup Properties, Inc.	241	17,742
Education Realty Trust, Inc.	545	26,236
Empire State Realty Trust, Inc., Class A	1,044	21,914
EPR Properties	516	43,354
Equity Commonwealth (a)	1,082	32,482
Equity Lifestyle Properties, Inc.	618	50,824
Equity One, Inc.	772	25,684

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	63

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Farmland Partners, Inc.	80	$942
FelCor Lodging Trust, Inc.	1,184	7,518
First Industrial Realty Trust, Inc.	963	28,380
First Potomac Realty Trust	456	4,610
Forest City Realty Trust, Inc., Class A	1,923	45,479
Four Corners Property Trust, Inc.	193	4,190
Franklin Street Properties Corp.	783	10,038
Gaming and Leisure Properties, Inc.	1,577	56,504
Geo Group, Inc.	619	21,424
Getty Realty Corp.	237	5,385
Gladstone Commercial Corp.	237	4,313
Global Net Lease, Inc.	1,362	11,890
Gramercy Property Trust	3,592	35,884
Great Ajax Corp.	88	1,219
Healthcare Realty Trust, Inc.	873	31,568
Healthcare Trust of America, Inc., Class A	1,166	39,702
Hersha Hospitality Trust	340	6,426
Highwoods Properties, Inc.	778	43,350
Hospitality Properties Trust	1,236	39,441
Hudson Pacific Properties, Inc.	783	26,473
Independence Realty Trust, Inc.	417	3,770
InfraREIT, Inc.	228	4,026
Invesco Mortgage Capital, Inc.	969	13,954
Investors Real Estate Trust	1,496	9,904
iStar, Inc. (a)	570	5,905
Kilroy Realty Corp.	741	54,249
Kite Realty Group Trust	729	22,169
Lamar Advertising Co., Class A	683	46,348
LaSalle Hotel Properties	880	24,244
Lexington Realty Trust	1,949	21,186
Liberty Property Trust	1,195	49,449
LTC Properties, Inc.	294	15,738
Mack-Cali Realty Corp.	763	21,517
Medical Properties Trust, Inc.	1,920	30,144
MFA Financial, Inc.	2,988	22,470
Mid-America Apartment Communities, Inc.	597	63,294
Monmouth Real Estate Investment Corp.	467	6,454
Monogram Residential Trust, Inc.	1,584	16,965
National Health Investors, Inc.	307	24,121
National Retail Properties, Inc.	1,140	60,602
National Storage Affiliates Trust	381	8,142
New Residential Investment Corp.	1,846	25,235
New Senior Investment Group, Inc.	606	7,266
New York Mortgage Trust, Inc.	824	5,389
New York REIT, Inc.	1,617	15,426
NexPoint Residential Trust, Inc.	120	2,339
NorthStar Realty Europe Corp.	466	4,310
NorthStar Realty Finance Corp.	1,027	13,762
Omega Healthcare Investors, Inc.	1,502	51,819
One Liberty Properties, Inc.	147	3,678
Orchid Island Capital, Inc.	138	1,540
Outfront Media, Inc.	1,209	28,133
Owens Realty Mortgage, Inc.	68	1,137
Paramount Group, Inc.	1,662	29,301
Parkway Properties, Inc.	658	11,429
Pebblebrook Hotel Trust	628	18,620
Pennsylvania Real Estate Investment Trust	638	16,231
PennyMac Mortgage Investment Trust (c)	521	8,456
Physicians Realty Trust	1,142	24,804
Piedmont Office Realty Trust, Inc., Class A	1,178	25,845
Post Properties, Inc.	425	27,026
Potlatch Corp.	389	14,879
Preferred Apartment Communities, Inc., Class A	151	2,245
PS Business Parks, Inc.	150	16,633
QTS Realty Trust, Inc., Class A	358	20,495
RAIT Financial Trust	701	2,222
Ramco-Gershenson Properties Trust	811	16,090

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Rayonier, Inc.	1,093	$29,751
Redwood Trust, Inc.	706	10,075
Regency Centers Corp.	826	70,152
Resource Capital Corp.	272	3,702
Retail Opportunity Investments Corp.	944	21,552
Retail Properties of America, Inc., Class A	2,110	37,199
Rexford Industrial Realty, Inc.	535	12,230
RLJ Lodging Trust	1,020	24,215
Sabra Health Care REIT, Inc.	636	15,207
Saul Centers, Inc.	76	5,105
Select Income REIT	507	14,074
Senior Housing Properties Trust	1,801	40,000
Seritage Growth Properties, Class A	197	9,862
Silver Bay Realty Trust Corp.	279	5,028
Sovran Self Storage, Inc.	370	37,877
Spirit Realty Capital, Inc.	3,974	54,325
STAG Industrial, Inc.	550	13,959
Starwood Property Trust, Inc.	1,834	39,981
STORE Capital Corp.	1,280	39,923
Summit Hotel Properties, Inc.	747	10,592
Sun Communities, Inc.	514	40,683
Sunstone Hotel Investors, Inc.	1,779	23,661
Tanger Factory Outlet Centers, Inc.	792	33,058
Taubman Centers, Inc.	481	38,923
Terreno Realty Corp.	516	14,371
Tier REIT, Inc.	388	6,763
Two Harbors Investment Corp.	2,929	25,629
UMH Properties, Inc.	162	2,002
United Development Funding IV (b)	124	397
Urban Edge Properties	758	22,672
Urstadt Biddle Properties, Inc., Class A	166	4,100
Washington Real Estate Investment Trust	615	21,088
Weingarten Realty Investors	955	41,246
Western Asset Mortgage Capital Corp.	342	3,365
Whitestone REIT	251	4,059
WP Carey, Inc.	841	61,099
WP Glimcher, Inc.	1,627	20,630
Xenia Hotels & Resorts, Inc.	1,018	18,283

		3,636,597
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	368	14,499
Altisource Portfolio Solutions SA (a)	111	2,582
Altisource Residential Corp.	448	4,301
AV Homes, Inc. (a)	83	1,189
CareTrust REIT, Inc.	433	6,257
Consolidated-Tomoka Land Co.	28	1,370
Forestar Group, Inc. (a)	274	3,365
FRP Holdings, Inc. (a)	42	1,528
Howard Hughes Corp. (a)	310	37,033
Jones Lang LaSalle, Inc.	381	41,708
Kennedy-Wilson Holdings, Inc.	731	15,387
RE/MAX Holdings, Inc., Class A	147	6,368
Realogy Holdings Corp. (a)	1,240	38,428
RMR Group, Inc., Class A	48	1,634
Stratus Properties, Inc. (a)	43	756
Tejon Ranch Co. (a)	96	2,522
Trinity Place Holdings, Inc. (a)	133	1,081

		180,008
Road & Rail — 0.8%
AMERCO, Inc.	50	19,775
ArcBest Corp.	211	3,948
Avis Budget Group, Inc. (a)	698	25,637
Celadon Group, Inc.	245	2,024
Covenant Transportation Group, Inc., Class A (a)	80	1,802
Genesee & Wyoming, Inc., Class A (a)	461	29,850

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Road & Rail (continued)
Heartland Express, Inc.	367	$6,797
Hertz Global Holdings, Inc. (a)	601	29,257
Knight Transportation, Inc.	560	16,705
Landstar System, Inc.	343	24,178
Marten Transport Ltd.	191	4,135
Old Dominion Freight Line, Inc. (a)	561	39,079
Roadrunner Transportation Systems, Inc. (a)	208	1,575
Ryder System, Inc.	447	29,457
Saia, Inc. (a)	192	5,547
Swift Transportation Co. (a)	590	11,357
USA Truck, Inc. (a)	61	1,176
Werner Enterprises, Inc.	340	8,541
YRC Worldwide, Inc. (a)	287	3,407

		264,247
Semiconductors & Semiconductor Equipment — 2.0%
Acacia Communications, Inc. (a)	35	2,276
Advanced Energy Industries, Inc. (a)	306	12,460
Advanced Micro Devices, Inc. (a)	5,456	37,428
Alpha & Omega Semiconductor Ltd. (a)	121	1,729
Ambarella, Inc. (a)	276	16,003
Amkor Technology, Inc. (a)	763	4,799
Applied Micro Circuits Corp. (a)	633	4,165
Axcelis Technologies, Inc. (a)	200	2,140
Brooks Automation, Inc.	502	6,290
Cabot Microelectronics Corp.	191	10,051
Cavium, Inc. (a)	478	22,308
CEVA, Inc. (a)	160	4,810
Cirrus Logic, Inc. (a)	519	25,218
Cohu, Inc.	281	2,967
Cree, Inc. (a)	834	23,852
Cypress Semiconductor Corp.	2,641	30,741
Diodes, Inc. (a)	281	5,201
DSP Group, Inc. (a)	145	1,570
Entegris, Inc. (a)	1,220	20,850
Exar Corp. (a)	271	2,271
Fairchild Semiconductor International, Inc. (a)	957	18,891
First Solar, Inc. (a)	632	29,502
FormFactor, Inc. (a)	520	4,862
Inphi Corp. (a)	313	11,011
Integrated Device Technology, Inc. (a)	1,125	24,739
Intersil Corp., Class A	1,164	17,786
IXYS Corp.	167	1,827
Kopin Corp. (a)	424	988
Lattice Semiconductor Corp. (a)	886	5,325
MA-COM Technology Solutions Holdings, Inc. (a)	183	7,230
Marvell Technology Group Ltd.	3,326	39,081
MaxLinear, Inc., Class A (a)	435	9,487
Microsemi Corp. (a)	936	36,504
MKS Instruments, Inc.	456	20,830
Monolithic Power Systems, Inc.	326	23,707
Nanometrics, Inc. (a)	193	3,868
NeoPhotonics Corp. (a)	205	2,573
NVE Corp.	32	1,825
ON Semiconductor Corp. (a)	3,501	35,115
PDF Solutions, Inc. (a)	224	3,696
Photronics, Inc. (a)	509	4,917
Power Integrations, Inc.	207	11,814
Rambus, Inc. (a)	967	13,074
Rudolph Technologies, Inc. (a)	254	4,476
Semtech Corp. (a)	508	12,913
Sigma Designs, Inc. (a)	304	2,037
Silicon Laboratories, Inc. (a)	354	18,861
SunPower Corp. (a)(b)	473	6,896
Teradyne, Inc.	1,702	33,615
Tessera Technologies, Inc.	378	12,149
Ultra Clean Holdings, Inc. (a)	216	1,380

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultratech, Inc. (a)	211	$5,157
Veeco Instruments, Inc. (a)	305	5,115
Xcerra Corp. (a)	441	2,690

		671,070
Software — 3.9%
A10 Networks, Inc. (a)	293	2,291
ACI Worldwide, Inc. (a)	991	19,632
Allscripts Healthcare Solutions, Inc. (a)	1,614	22,790
American Software, Inc., Class A	172	1,897
ANSYS, Inc. (a)	728	65,054
Aspen Technology, Inc. (a)	691	28,946
Atlassian Corp. PLC, Class A (a)	193	5,784
AVG Technologies NV (a)	344	8,507
Barracuda Networks, Inc. (a)	233	5,145
Blackbaud, Inc.	391	26,138
Bottomline Technologies, Inc. (a)	325	6,861
BroadSoft, Inc. (a)	229	10,266
Cadence Design Systems, Inc. (a)	2,481	59,668
Callidus Software, Inc. (a)	433	8,889
CommVault Systems, Inc. (a)	314	16,246
Digimarc Corp. (a)	56	2,039
Ebix, Inc.	201	10,717
Ellie Mae, Inc. (a)	243	22,383
EnerNOC, Inc. (a)	182	1,361
EPIQ Systems, Inc.	257	4,199
ePlus, Inc. (a)	45	3,785
Exa Corp. (a)	93	1,358
Fair Isaac Corp.	254	32,167
FireEye, Inc. (a)	891	15,521
FleetMatics Group PLC (a)	342	14,692
Fortinet, Inc. (a)	1,222	42,391
Gigamon, Inc. (a)	253	11,820
Globant SA (a)	204	8,607
Glu Mobile, Inc. (a)	1,068	2,499
Guidance Software, Inc. (a)	156	917
Guidewire Software, Inc. (a)	617	37,927
HubSpot, Inc. (a)	225	12,283
Imperva, Inc. (a)	224	10,555
Infoblox, Inc. (a)	450	8,424
Interactive Intelligence Group, Inc. (a)	182	9,819
Jive Software, Inc. (a)	389	1,478
Manhattan Associates, Inc. (a)	612	35,527
Mentor Graphics Corp.	918	19,608
MicroStrategy, Inc., Class A (a)	82	14,341
Mitek Systems, Inc. (a)	198	1,495
MobileIron, Inc. (a)	320	1,091
Model N, Inc. (a)	148	1,911
Monotype Imaging Holdings, Inc.	317	6,273
Netscout Systems, Inc. (a)	738	20,649
NetSuite, Inc. (a)	339	36,900
Nuance Communications, Inc. (a)	1,911	30,710
Paycom Software, Inc. (a)	377	17,798
Pegasystems, Inc.	344	9,598
Progress Software Corp. (a)	387	11,246
Proofpoint, Inc. (a)	349	26,479
PTC, Inc. (a)	968	38,459
QAD, Inc., Class A	63	1,192
Qualys, Inc. (a)	218	6,843
Rapid7, Inc. (a)	132	1,845
RealPage, Inc. (a)	425	10,689
Rosetta Stone, Inc. (a)	133	1,024
Rovi Corp. (a)	451	8,483
Rubicon Project, Inc. (a)	299	4,222
Sapiens International Corp. NV	162	2,070
Silver Spring Networks, Inc. (a)	294	3,696
Splunk, Inc. (a)	1,098	68,669

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	65

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Software (continued)
SS&C Technologies Holdings, Inc.	1,417	$45,656
Synchronoss Technologies, Inc. (a)	371	13,853
Synopsys, Inc. (a)	1,248	67,592
Tableau Software, Inc., Class A (a)	464	26,221
Take-Two Interactive Software, Inc. (a)	693	27,845
Tangoe, Inc. (a)	377	3,050
TeleNav, Inc. (a)	222	1,106
TiVo, Inc. (a)	707	7,452
TubeMogul, Inc. (a)	147	1,648
Tyler Technologies, Inc. (a)	275	44,830
Ultimate Software Group, Inc. (a)	229	47,884
Varonis Systems, Inc. (a)	71	1,824
VASCO Data Security International, Inc. (a)	232	3,877
Verint Systems, Inc. (a)	538	18,975
VirnetX Holding Corp. (a)	326	1,412
Workiva, Inc. (a)	146	2,035
Xura, Inc. (a)	191	4,746
Zendesk, Inc. (a)	704	21,289
Zix Corp. (a)	530	2,152
Zynga, Inc., Class A (a)	6,432	18,460

		1,285,781
Specialty Retail — 2.4%
Aaron’s, Inc.	575	13,771
Abercrombie & Fitch Co., Class A	602	12,467
America’s Car-Mart, Inc. (a)	68	2,385
American Eagle Outfitters, Inc.	1,373	24,604
Asbury Automotive Group, Inc. (a)	153	9,302
Ascena Retail Group, Inc. (a)	1,366	11,106
AutoNation, Inc. (a)	546	29,129
Barnes & Noble Education, Inc. (a)	279	3,225
Barnes & Noble, Inc.	488	6,383
Big 5 Sporting Goods Corp.	121	1,278
BMC Stock Holdings, Inc. (a)	543	11,050
Buckle, Inc.	302	8,272
Build-A-Bear Workshop, Inc. (a)	91	1,240
Cabela’s, Inc. (a)	415	21,426
Caleres, Inc.	398	10,475
Cato Corp., Class A	207	7,404
Chico’s FAS, Inc.	1,173	14,088
Children’s Place Retail Stores, Inc.	166	13,874
Citi Trends, Inc.	127	2,118
Conn’s, Inc. (a)	206	1,465
CST Brands, Inc.	627	28,039
Destination XL Group, Inc. (a)	247	1,275
Dick’s Sporting Goods, Inc.	726	37,237
DSW, Inc., Class A	586	14,216
Express, Inc. (a)	676	10,113
Finish Line, Inc., Class A	383	8,323
Five Below, Inc. (a)	457	23,312
Foot Locker, Inc.	1,114	66,417
Francesca’s Holdings Corp. (a)	325	4,131
GameStop Corp., Class A	855	26,462
Genesco, Inc. (a)	190	13,190
GNC Holdings, Inc., Class A	589	12,022
Group 1 Automotive, Inc.	187	11,654
Guess?, Inc.	487	7,169
Haverty Furniture Cos., Inc.	169	3,115
Hibbett Sports, Inc. (a)	190	6,635
Kirkland’s, Inc. (a)	125	1,905
Lithia Motors, Inc., Class A	203	17,517
Lumber Liquidators Holdings, Inc. (a)	227	3,412
MarineMax, Inc. (a)	209	4,222
Mattress Firm Holding Corp. (a)	105	3,133
Michaels Cos., Inc. (a)	799	21,062
Monro Muffler Brake, Inc.	267	16,720
Office Depot, Inc. (a)	4,861	16,819

Common Stocks	Shares	Value
Specialty Retail (continued)
Party City Holdco, Inc. (a)	217	$3,476
Penske Automotive Group, Inc.	356	14,105
Pier 1 Imports, Inc.	675	3,456
Rent-A-Center, Inc.	482	5,206
Restoration Hardware Holdings, Inc. (a)	193	5,946
Sally Beauty Holdings, Inc. (a)	1,222	35,841
Select Comfort Corp. (a)	397	9,472
Shoe Carnival, Inc.	124	3,262
Sonic Automotive, Inc., Class A	234	4,254
Sportsman’s Warehouse Holdings, Inc. (a)	174	1,771
Staples, Inc.	5,425	50,398
Stein Mart, Inc.	274	2,356
Tailored Brands, Inc.	262	3,838
Tile Shop Holdings, Inc. (a)	264	4,501
Urban Outfitters, Inc. (a)	785	23,472
Vitamin Shoppe, Inc. (a)	213	6,232
West Marine, Inc. (a)	126	1,104
Williams-Sonoma, Inc.	732	39,587
Winmark Corp.	15	1,509
Zumiez, Inc. (a)	175	2,972

		785,920
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp. (a)	935	12,520
Avid Technology, Inc. (a)	217	1,413
Cray, Inc. (a)	323	10,194
Diebold, Inc.	520	14,685
Eastman Kodak Co. (a)	113	1,914
Electronics for Imaging, Inc. (a)	406	17,982
Immersion Corp. (a)	258	1,937
Lexmark International, Inc., Class A	517	18,958
NCR Corp. (a)	1,039	34,256
Nimble Storage, Inc. (a)	212	1,577
Pure Storage, Inc., Class A (a)	643	8,102
QLogic Corp. (a)	647	10,041
Silicon Graphics International Corp. (a)	244	1,317
Stratasys Ltd. (a)	404	8,460
Super Micro Computer, Inc. (a)	303	6,530
Synaptics, Inc. (a)	317	16,468
USA Technologies, Inc. (a)	244	1,152

		167,506
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	417	42,221
Columbia Sportswear Co.	235	13,454
Crocs, Inc. (a)	733	8,305
Culp, Inc.	93	2,653
Deckers Outdoor Corp. (a)	274	18,087
Delta Apparel, Inc. (a)	48	1,147
Fossil Group, Inc. (a)	335	10,586
G-III Apparel Group Ltd. (a)	237	9,487
Iconix Brand Group, Inc. (a)	402	2,894
Kate Spade & Co. (a)	1,080	23,425
lululemon athletica, Inc. (a)	806	62,586
Movado Group, Inc.	137	3,095
Oxford Industries, Inc.	117	6,690
Perry Ellis International, Inc. (a)	84	1,799
Sequential Brands Group, Inc. (a)	313	2,545
Skechers U.S.A., Inc., Class A (a)	815	19,576
Steven Madden Ltd. (a)	544	19,051
Superior Uniform Group, Inc.	55	884
Tumi Holdings, Inc. (a)	508	13,589
Unifi, Inc. (a)	123	3,325
Vera Bradley, Inc. (a)	263	3,829
Wolverine World Wide, Inc.	839	20,547

		289,775

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 1.1%
Astoria Financial Corp.	818	$12,000
Banc of California, Inc.	454	10,070
Bank Mutual Corp.	366	2,796
BankFinancial Corp.	102	1,244
Bear State Financial, Inc.	122	1,164
Beneficial Bancorp, Inc.	674	9,139
Berkshire Hills Bancorp, Inc.	353	9,309
BofI Holding, Inc. (a)	330	5,551
Brookline Bancorp, Inc.	523	5,957
BSB Bancorp, Inc. (a)	54	1,242
Capitol Federal Financial, Inc.	981	13,901
Charter Financial Corp.	93	1,213
Clifton Bancorp, Inc.	191	2,861
Dime Community Bancshares, Inc.	243	4,204
Essent Group Ltd. (a)	665	15,933
EverBank Financial Corp.	934	16,775
Federal Agricultural Mortgage Corp., Class C	105	4,035
First Defiance Financial Corp.	76	3,168
Flagstar Bancorp, Inc. (a)	164	4,331
Flushing Financial Corp.	227	5,064
Hingham Institution for Savings	9	1,179
Home Bancorp, Inc.	39	1,129
HomeStreet, Inc. (a)	195	4,349
Kearny Financial Corp.	755	9,830
Ladder Capital Corp.	340	4,440
Lake Sunapee Bank Group	54	996
LendingTree, Inc. (a)	33	3,332
Meridian Bancorp, Inc.	408	5,998
Meta Financial Group, Inc.	62	3,391
MGIC Investment Corp. (a)	2,976	21,398
Nationstar Mortgage Holdings, Inc. (a)	301	3,802
NMI Holdings, Inc., Class A (a)	491	3,084
Northfield Bancorp, Inc.	354	5,285
Northwest Bancshares, Inc.	867	12,927
OceanFirst Financial Corp.	136	2,565
Ocwen Financial Corp. (a)	914	1,828
Oritani Financial Corp.	331	5,369
People’s United Financial, Inc.	2,600	39,416
Provident Financial Holdings, Inc.	45	877
Provident Financial Services, Inc.	468	9,430
Radian Group, Inc.	1,870	24,123
SI Financial Group, Inc.	76	1,016
Southern Missouri Bancorp, Inc.	40	976
Territorial Bancorp, Inc.	51	1,372
TFS Financial Corp.	485	8,827
TrustCo Bank Corp. NY	730	4,840
United Community Financial Corp.	310	2,058
United Financial Bancorp, Inc.	376	4,944
Walker & Dunlop, Inc. (a)	202	4,781
Washington Federal, Inc.	770	19,250
Waterstone Financial, Inc.	222	3,481
Westfield Financial, Inc.	110	866
WSFS Financial Corp.	223	7,847

		354,963
Tobacco — 0.1%
Alliance One International, Inc. (a)	57	986
Universal Corp.	178	10,557
Vector Group Ltd.	751	16,590

		28,133
Trading Companies & Distributors — 1.1%
Aceto Corp.	221	5,682
Air Lease Corp.	824	23,739
Aircastle Ltd.	445	9,888
Applied Industrial Technologies, Inc.	318	14,930
Beacon Roofing Supply, Inc. (a)	502	23,604
CAI International, Inc. (a)	108	927
DXP Enterprises, Inc. (a)	112	1,864
GATX Corp.	345	15,432

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
GMS, Inc. (a)	48	$1,212
H&E Equipment Services, Inc.	240	4,469
HD Supply Holdings, Inc. (a)	1,682	60,871
Herc Holdings, Inc. (a)	193	6,822
Kaman Corp.	254	10,963
Lawson Products, Inc. (a)	43	705
MRC Global, Inc. (a)	730	9,658
MSC Industrial Direct Co., Inc., Class A	399	28,660
NOW, Inc. (a)	941	17,230
Rush Enterprises, Inc., Class A (a)	264	6,067
Rush Enterprises, Inc., Class B (a)	45	1,050
SiteOne Landscape Supply, Inc. (a)	77	2,991
Textainer Group Holdings Ltd.	156	1,853
Titan Machinery, Inc. (a)	119	1,334
Triton International, Ltd.	415	6,968
United Rentals, Inc. (a)	727	57,920
Univar, Inc. (a)	418	7,653
Veritiv Corp. (a)	55	2,322
Watsco, Inc.	217	31,257
WESCO International, Inc. (a)	361	20,122

		376,193
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	613	46,986
Wesco Aircraft Holdings, Inc. (a)	447	5,744

		52,730
Water Utilities — 0.3%
American States Water Co.	329	14,213
Aqua America, Inc.	1,462	50,644
Artesian Resources Corp., Class A	52	1,773
California Water Service Group	438	14,774
Connecticut Water Service, Inc.	44	2,246
Consolidated Water Co. Ltd.	98	1,316
Middlesex Water Co.	123	5,081
SJW Corp.	204	8,641
York Water Co.	232	7,294

		105,982
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	301	2,757
NII Holdings, Inc. (a)	361	1,097
RingCentral, Inc., Class A (a)	560	12,897
Shenandoah Telecommunications Co.	363	14,912
Spok Holdings, Inc.	170	3,142
Telephone & Data Systems, Inc.	827	26,042
United States Cellular Corp. (a)	104	4,207

		65,054
Total Long-Term Investments (Cost — $30,598,956) — 97.6%		32,111,908

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (c)(d)(e)	$136	136,471

	Shares
BlackRock Premier Government Institutional Fund, 0.24% (c)(d)	2,735,369	2,735,369
Total Short-Term Securities (Cost — $2,871,840) — 8.7%		2,871,840
Total Investments (Cost — $33,470,796) — 106.3%		34,983,748
Liabilities in Excess of Other Assets — (6.3)%		(2,082,711)

Net Assets — 100.0%		$32,901,037

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	67

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares/Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	$136,471	[1]	$136,471	$136,471	$8,295	[2]
BlackRock Premier Government Institutional Fund[3]	2,735,369	[1]	2,735,369	2,735,369	1,543
PennyMac Mortgage Investment Trust	521		521	8,456	245
Total				$2,880,296	$10,083

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
3	Russell 2000 Mini Index	September 2016	$365,100	$1,103
2	S&P MidCap 400 E-Mini Index	September 2016	$311,380	1,945
Total				$3,048

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation	[1]	—	—	$3,048	—	—	—	$3,048

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. For the period ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$94,120	—	—	—	$94,120

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$3,048	—	—	—	$3,048

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$403,545

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

68	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Small/Mid Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks [1]	$32,111,351	—	$557	$32,111,908
Short-Term Securities	2,735,369	$136,471	—	2,871,840

Total	$34,846,720	$136,471	$557	$34,983,748

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$3,048	—	—	$3,048
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,147	—	—	$2,147
Cash pledged for futures contracts	139,000	—	—	139,000
Liabilities:
Collateral on securities loaned at value	—	$(136,471)	—	(136,471)

Total	$141,147	$(136,471)	—	$4,676

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	69

Schedule of Investments July 31, 2016	BlackRock Total Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
AAR Corp.	430	$10,389
Aerojet Rocketdyne Holdings, Inc. (a)	687	12,957
Aerovironment, Inc. (a)	274	7,768
Astronics Corp. (a)	260	9,950
B/E Aerospace, Inc.	1,160	55,489
Boeing Co.	7,804	1,043,083
Cubic Corp.	252	10,292
Curtiss-Wright Corp.	498	44,317
DigitalGlobe, Inc. (a)	692	18,656
Engility Holdings, Inc. (a)	731	21,228
Esterline Technologies Corp. (a)	464	28,225
General Dynamics Corp.	3,181	467,257
HEICO Corp.	522	36,284
HEICO Corp., Class A	356	20,531
Hexcel Corp.	1,064	45,933
Honeywell International, Inc.	9,984	1,161,439
Huntington Ingalls Industries, Inc.	563	97,163
KLX, Inc. (a)	574	18,540
L-3 Communications Holdings, Inc.	961	145,716
Lockheed Martin Corp.	3,418	863,831
Moog, Inc., Class A (a)	358	19,715
National Presto Industries, Inc.	82	7,342
Northrop Grumman Corp.	2,144	464,455
Orbital ATK, Inc.	727	63,336
Raytheon Co.	3,834	534,958
Rockwell Collins, Inc.	1,684	142,500
Sparton Corp. (a)	650	13,526
Spirit Aerosystems Holdings, Inc., Class A (a)	1,629	70,666
Taser International, Inc. (a)	568	16,449
Teledyne Technologies, Inc. (a)	391	41,055
Textron, Inc.	3,532	137,748
TransDigm Group, Inc. (a)	637	178,054
Triumph Group, Inc.	516	15,908
United Technologies Corp.	10,181	1,095,985

		6,920,745
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. (a)	582	8,427
Atlas Air Worldwide Holdings, Inc. (a)	264	11,413
C.H. Robinson Worldwide, Inc.	1,739	121,069
Echo Global Logistics, Inc. (a)	385	9,533
Expeditors International of Washington, Inc.	2,289	113,145
FedEx Corp.	3,258	527,470
Forward Air Corp.	324	14,995
Hub Group, Inc., Class A (a)	341	13,961
Park-Ohio Holdings Corp.	26	774
United Parcel Service, Inc., Class B	9,062	979,602
XPO Logistics, Inc. (a)	1,486	44,015

		1,844,404
Airlines — 0.5%
Alaska Air Group, Inc.	1,622	109,031
Allegiant Travel Co.	92	11,939
American Airlines Group, Inc.	7,625	270,688
Copa Holdings SA, Class A	336	22,512
Delta Air Lines, Inc.	10,143	393,041
Hawaiian Holdings, Inc. (a)	815	37,107
JetBlue Airways Corp. (a)	4,441	81,404
SkyWest, Inc.	499	14,356
Southwest Airlines Co.	7,498	277,501
Spirit Airlines, Inc. (a)	947	40,484
United Continental Holdings, Inc. (a)	4,407	206,644
Virgin America, Inc. (a)	201	11,240

		1,475,947
Auto Components — 0.5%
Allison Transmission Holdings, Inc.	1,771	51,040

Common Stocks	Shares	Value
Auto Components (continued)
American Axle & Manufacturing Holdings, Inc. (a)	1,420	$24,722
BorgWarner, Inc.	2,710	89,918
Cooper Tire & Rubber Co.	812	26,788
Cooper-Standard Holding, Inc. (a)	279	24,566
Dana Holding Corp.	2,475	33,759
Delphi Automotive PLC	3,588	243,338
Dorman Products, Inc. (a)	473	30,130
Drew Industries, Inc.	369	33,804
Federal-Mogul Holdings Corp. (a)	105	928
Gentex Corp.	3,235	57,162
Gentherm, Inc. (a)	396	13,290
Goodyear Tire & Rubber Co.	3,458	99,141
Johnson Controls, Inc.	8,529	391,652
Lear Corp.	954	108,231
Modine Manufacturing Co. (a)	686	6,586
Motorcar Parts of America, Inc. (a)	249	6,979
Standard Motor Products, Inc.	217	9,101
Stoneridge, Inc. (a)	452	7,539
Strattec Security Corp.	195	8,697
Superior Industries International, Inc.	271	8,282
Tenneco, Inc. (a)	664	37,529
Tower International, Inc.	322	7,432
Visteon Corp.	507	35,536

		1,356,150
Automobiles — 0.6%
Ford Motor Co.	50,905	644,457
General Motors Co.	18,352	578,822
Harley-Davidson, Inc.	2,411	127,590
Tesla Motors, Inc. (a)(b)	1,550	363,925
Thor Industries, Inc.	611	46,766
Winnebago Industries, Inc.	389	9,243

		1,770,803
Banks — 5.2%
1st Source Corp.	180	6,050
Ameris Bancorp	336	11,142
Associated Banc-Corp	2,110	39,246
Bancfirst Corp.	95	6,229
Banco Latinoamericano de Comercio Exterior SA	285	7,786
BancorpSouth, Inc.	1,326	31,585
Bank of America Corp.	134,351	1,946,746
Bank of Hawaii Corp.	600	41,352
Bank of the Ozarks, Inc.	1,370	49,306
BankUnited, Inc.	1,344	40,347
Banner Corp.	360	15,026
BB&T Corp.	10,403	383,559
BNC Bancorp	1,453	35,250
BOK Financial Corp.	320	20,874
Boston Private Financial Holdings, Inc.	986	11,950
Bridge Bancorp, Inc.	369	10,742
Bryn Mawr Bank Corp.	476	13,961
Capital Bank Financial Corp., Class A	303	9,057
Cardinal Financial Corp.	474	12,210
Cathay General Bancorp	1,010	30,280
Centerstate Banks, Inc.	589	9,813
Central Pacific Financial Corp.	427	10,474
Chemical Financial Corp.	470	19,449
CIT Group, Inc.	2,671	92,310
Citigroup, Inc.	38,406	1,682,567
Citizens Financial Group, Inc.	6,988	156,042
City Holding Co.	249	11,628
CoBiz Financial, Inc.	792	9,781
Columbia Banking System, Inc.	1,099	33,322
Comerica, Inc.	2,302	104,142
Commerce Bancshares, Inc.	1,387	65,591
Community Bank System, Inc.	502	22,153

See Notes to Financial Statements.

70	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
Community Trust Bancorp, Inc.	312	$10,851
ConnectOne Bancorp, Inc.	619	10,467
Cullen/Frost Bankers, Inc.	703	47,727
Customers Bancorp, Inc. (a)	320	8,237
CVB Financial Corp.	1,021	16,795
Eagle Bancorp, Inc. (a)	380	19,589
East West Bancorp, Inc.	2,042	69,877
Enterprise Financial Services Corp.	346	9,951
FCB Financial Holdings, Inc., Class A (a)	375	13,114
Fifth Third Bancorp	10,261	194,754
First Bancorp, North Carolina	584	10,932
First BanCorp, Puerto Rico (a)	1,903	8,735
First Busey Corp.	408	9,192
First Business Financial Services, Inc.	443	10,504
First Citizens BancShares, Inc., Class A	74	19,224
First Commonwealth Financial Corp.	1,105	10,663
First Financial Bancorp	531	11,316
First Financial Bankshares, Inc.	702	23,987
First Financial Corp.	515	19,724
First Horizon National Corp.	2,773	40,375
First Interstate Bancsystem, Inc.	383	11,122
First Merchants Corp.	374	9,799
First Midwest Bancorp, Inc.	1,689	31,534
First Niagara Financial Group, Inc.	4,287	43,642
First of Long Island Corp.	427	12,959
First Republic Bank	1,998	143,197
FirstMerit Corp.	2,241	47,576
FNB Corp.	2,353	28,118
Franklin Financial Network, Inc. (a)	984	33,338
Fulton Financial Corp.	1,961	26,768
German American Bancorp, Inc.	417	14,178
Glacier Bancorp, Inc.	821	22,643
Great Southern Bancorp, Inc.	266	10,427
Great Western Bancorp, Inc.	656	21,759
Hancock Holding Co.	816	23,656
Hanmi Financial Corp.	471	11,549
Heartland Financial USA, Inc.	216	7,932
Heritage Commerce Corp.	3,095	32,436
Heritage Financial Corp.	731	12,763
Home BancShares, Inc.	1,361	28,404
Hope Bancorp, Inc.	2,129	32,723
Huntington Bancshares, Inc.	10,388	98,686
Iberiabank Corp.	471	29,423
Independent Bank Corp.	550	17,202
Independent Bank Group, Inc.	156	6,593
International Bancshares Corp.	568	15,575
Investors Bancorp, Inc.	4,206	47,780
JPMorgan Chase & Co.	47,532	3,040,622
KeyCorp	11,602	135,743
Lakeland Bancorp, Inc.	1,021	12,160
Lakeland Financial Corp.	211	10,835
LegacyTexas Financial Group, Inc.	456	13,005
M&T Bank Corp.	1,865	213,654
MainSource Financial Group, Inc.	511	11,380
MB Financial, Inc.	930	35,703
Mercantile Bank Corp.	497	12,514
National Bank Holdings Corp., Class A	665	13,320
NBT Bancorp, Inc.	351	10,467
Nicolet Bankshares, Inc. (a)	904	32,869
OFG Bancorp	1,049	11,130
Old National Bancorp	2,410	31,716
Opus Bank	159	5,133
Pacific Premier Bancorp, Inc. (a)	345	8,332
PacWest Bancorp	1,642	67,897
Park National Corp.	163	14,592
Park Sterling Corp.	4,476	34,555
Peoples Bancorp, Inc.	664	14,907

Common Stocks	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	525	$27,883
PNC Financial Services Group, Inc. (c)	6,410	529,786
Popular, Inc.	2,078	70,008
Preferred Bank	398	13,003
PrivateBancorp, Inc.	967	42,741
Prosperity Bancshares, Inc.	914	46,696
Regions Financial Corp.	16,668	152,846
Renasant Corp.	500	16,110
S&T Bancorp, Inc.	397	10,120
Sandy Spring Bancorp, Inc.	402	11,996
Seacoast Banking Corp. of Florida (a)	515	8,225
ServisFirst Bancshares, Inc.	240	12,151
Signature Bank (a)	776	93,306
Simmons First National Corp., Class A	345	15,853
South State Corp.	406	29,601
Southside Bancshares, Inc.	306	9,361
Southwest Bancorp, Inc.	725	14,079
State Bank Financial Corp.	612	13,391
Sterling Bancorp	1,992	33,645
Stock Yards Bancorp, Inc.	496	14,652
SunTrust Banks, Inc.	6,450	272,770
SVB Financial Group (a)	736	73,909
Synovus Financial Corp.	1,755	53,422
Talmer Bancorp, Inc., Class A	525	11,035
TCF Financial Corp.	2,492	33,866
Texas Capital Bancshares, Inc. (a)	728	35,337
Tompkins Financial Corp.	138	10,038
TowneBank	510	11,704
Trico Bancshares	439	11,423
Trustmark Corp.	716	18,688
UMB Financial Corp.	484	26,818
Umpqua Holdings Corp.	2,563	39,034
Union Bankshares Corp.	368	9,877
United Bankshares, Inc.	809	30,985
United Community Banks, Inc.	723	13,910
Univest Corp. of Pennsylvania	832	17,547
US Bancorp	21,262	896,619
Valley National Bancorp	3,207	29,087
Washington Trust Bancorp, Inc.	276	10,477
Webster Financial Corp.	1,196	43,008
Wells Fargo & Co.	55,086	2,642,475
WesBanco, Inc.	294	9,090
Westamerica BanCorp	264	12,419
Western Alliance Bancorp (a)	1,301	44,273
Wilshire Bancorp, Inc.	862	9,258
Wintrust Financial Corp.	685	36,168
Yadkin Financial Corp.	540	13,603
Zions Bancorporation	2,705	75,415

		15,716,008
Beverages — 1.9%
Boston Beer Co., Inc., Class A (a)	100	18,288
Brown-Forman Corp., Class A	168	17,751
Brown-Forman Corp., Class B	1,474	144,732
Coca-Cola Bottling Co. Consolidated	59	8,402
Coca-Cola Co.	50,997	2,224,999
Constellation Brands, Inc., Class A	2,166	356,589
Dr. Pepper Snapple Group, Inc.	2,339	230,415
MGP Ingredients, Inc.	138	5,934
Molson Coors Brewing Co., Class B	2,255	230,371
Monster Beverage Corp. (a)	1,958	314,513
National Beverage Corp. (a)	135	7,744
PepsiCo, Inc.	18,875	2,055,865
Primo Water Corp. (a)	225	2,695

		5,618,298

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	71

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology — 3.2%
AbbVie, Inc.	21,285	$1,409,706
ACADIA Pharmaceuticals, Inc. (a)	1,345	49,819
Acceleron Pharma, Inc. (a)	277	9,396
Achillion Pharmaceuticals, Inc. (a)	1,269	10,507
Acorda Therapeutics, Inc. (a)	886	22,398
Adamas Pharmaceuticals, Inc. (a)	202	3,050
Aduro Biotech, Inc. (a)	373	5,476
Advaxis, Inc. (a)	420	3,503
Agenus, Inc. (a)	860	4,773
Agios Pharmaceuticals, Inc. (a)	532	24,062
Aimmune Therapeutics, Inc. (a)	267	3,201
Akebia Therapeutics, Inc. (a)	437	3,911
Alder Biopharmaceuticals, Inc. (a)	514	16,499
Alexion Pharmaceuticals, Inc. (a)	2,598	334,103
Alkermes PLC (a)	1,903	94,960
Alnylam Pharmaceuticals, Inc. (a)	1,093	74,411
AMAG Pharmaceuticals, Inc. (a)	401	10,639
Amgen, Inc.	9,847	1,693,979
Amicus Therapeutics, Inc. (a)	1,333	8,958
Anavex Life Sciences Corp. (a)	580	2,227
Applied Genetic Technologies Corp. (a)	171	2,570
Ardelyx, Inc. (a)	305	3,257
Arena Pharmaceuticals, Inc. (a)	3,789	6,328
Ariad Pharmaceuticals, Inc. (a)	3,083	29,319
Array BioPharma, Inc. (a)	2,201	8,232
Arrowhead Pharmaceuticals, Inc. (a)	681	4,059
Atara Biotherapeutics, Inc. (a)	263	6,312
Athersys, Inc. (a)	1,234	2,739
Avexis, Inc. (a)	61	2,295
Axovant Sciences Ltd. (a)	290	4,292
Bellicum Pharmaceuticals, Inc. (a)	229	3,637
BioCryst Pharmaceuticals, Inc. (a)	308	1,115
Biogen, Inc. (a)	2,878	834,419
BioMarin Pharmaceutical, Inc. (a)	1,947	193,571
Bluebird Bio, Inc. (a)	618	35,337
Blueprint Medicines Corp. (a)	218	4,820
Celgene Corp. (a)	10,130	1,136,485
Celldex Therapeutics, Inc. (a)	3,110	14,368
Cepheid, Inc. (a)	1,145	40,453
Clovis Oncology, Inc. (a)	913	13,038
Coherus Biosciences, Inc. (a)	371	9,420
Concert Pharmaceuticals, Inc. (a)	219	2,516
Cytokinetics, Inc. (a)	407	4,526
CytomX Therapeutics, Inc. (a)	253	2,545
Dyax Corp.	119	132
Dynavax Technologies Corp. (a)	478	7,376
Eagle Pharmaceuticals, Inc. (a)	107	4,616
Edge Therapeutics, Inc. (a)	255	2,474
Editas Medicine, Inc. (a)	30	772
Emergent Biosolutions, Inc. (a)	647	21,603
Enanta Pharmaceuticals, Inc. (a)	421	9,468
Epizyme, Inc. (a)	581	6,019
Esperion Therapeutics, Inc. (a)	61	662
Exact Sciences Corp. (a)	1,372	23,845
Exelixis, Inc. (a)	3,605	33,094
FibroGen, Inc. (a)	579	11,076
Five Prime Therapeutics, Inc. (a)	295	14,954
Flexion Therapeutics, Inc. (a)	207	3,428
Foundation Medicine, Inc. (a)	62	1,449
Genomic Health, Inc. (a)	261	7,577
Geron Corp. (a)	2,354	6,309
Gilead Sciences, Inc.	15,707	1,248,235
Global Blood Therapeutics, Inc. (a)	145	2,593
Halozyme Therapeutics, Inc. (a)	1,199	11,918
Heron Therapeutics, Inc. (a)	376	6,249
Ignyta, Inc. (a)	481	2,650
Immunomedics, Inc. (a)	1,402	3,715

Common Stocks	Shares	Value
Biotechnology (continued)
Incyte Corp. (a)	2,207	$199,093
Innoviva, Inc.	910	11,712
Inotek Pharmaceuticals Corp. (a)	326	3,090
Inovio Pharmaceuticals, Inc. (a)	806	7,963
Insmed, Inc. (a)	831	9,515
Insys Therapeutics, Inc. (a)	259	4,053
Intercept Pharmaceuticals, Inc. (a)	251	43,431
Intrexon Corp. (a)	933	23,633
Ionis Pharmaceuticals, Inc. (a)	895	26,125
Ironwood Pharmaceuticals, Inc. (a)	2,244	31,708
Juno Therapeutics, Inc. (a)	1,067	33,002
Karyopharm Therapeutics, Inc. (a)	109	804
Keryx Biopharmaceuticals, Inc. (a)	1,317	9,693
Kite Pharma, Inc. (a)	709	40,151
La Jolla Pharmaceutical Co. (a)	192	3,264
Lexicon Pharmaceuticals, Inc. (a)	509	8,307
Ligand Pharmaceuticals, Inc. (a)	282	38,036
Lion Biotechnologies, Inc. (a)	503	4,447
Loxo Oncology, Inc. (a)	149	3,832
MacroGenics, Inc. (a)	372	11,380
MannKind Corp. (a)	2,524	2,499
MediciNova, Inc. (a)	353	2,189
Medivation, Inc. (a)	2,028	129,772
Merrimack Pharmaceuticals, Inc. (a)	1,349	7,824
MiMedx Group, Inc. (a)	1,221	9,145
Minerva Neurosciences, Inc. (a)	223	2,475
Momenta Pharmaceuticals, Inc. (a)	762	8,580
Myriad Genetics, Inc. (a)	1,132	35,069
Natera, Inc. (a)	274	3,589
Neurocrine Biosciences, Inc. (a)	1,247	62,637
NewLink Genetics Corp. (a)	1,160	12,273
Novavax, Inc. (a)	4,519	33,079
OncoMed Pharmaceuticals, Inc. (a)	75	910
Ophthotech Corp. (a)	534	34,304
OPKO Health, Inc. (a)(b)	4,754	47,302
Organovo Holdings, Inc. (a)	3,643	15,592
Otonomy, Inc. (a)	261	3,748
OvaScience, Inc. (a)	115	580
PDL BioPharma, Inc.	2,025	7,128
Portola Pharmaceuticals, Inc. (a)	549	14,252
Progenics Pharmaceuticals, Inc. (a)	748	4,376
Prothena Corp. PLC (a)	401	22,075
PTC Therapeutics, Inc. (a)	130	776
Puma Biotechnology, Inc. (a)	283	14,119
Radius Health, Inc. (a)	346	16,304
Raptor Pharmaceutical Corp. (a)	1,252	7,374
Regeneron Pharmaceuticals, Inc. (a)	937	398,337
REGENXBIO, Inc. (a)	258	2,108
Regulus Therapeutics, Inc. (a)	434	1,549
Repligen Corp. (a)	387	11,068
Retrophin, Inc. (a)	435	7,800
Rigel Pharmaceuticals, Inc. (a)	355	813
Sage Therapeutics, Inc. (a)	303	13,593
Sangamo Biosciences, Inc. (a)	1,093	6,919
Sarepta Therapeutics, Inc. (a)	495	12,514
Seattle Genetics, Inc. (a)	1,410	67,765
Seres Therapeutics, Inc. (a)	199	2,177
Spark Therapeutics, Inc. (a)	361	20,916
Spectrum Pharmaceuticals, Inc. (a)	1,047	7,193
Synergy Pharmaceuticals, Inc. (a)	1,856	7,573
Synthetic Biologics, Inc. (a)	1,301	2,277
TESARO, Inc. (a)	413	38,508
TG Therapeutics, Inc. (a)	479	2,831
Trevena, Inc. (a)	537	3,367
Ultragenyx Pharmaceutical, Inc. (a)	573	36,259
United Therapeutics Corp. (a)	637	77,083
Vanda Pharmaceuticals, Inc. (a)	666	7,592

See Notes to Financial Statements.

72	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Versartis, Inc. (a)	324	$3,726
Vertex Pharmaceuticals, Inc. (a)	2,997	290,709
Vitae Pharmaceuticals, Inc. (a)	302	3,216
XBiotech, Inc. (a)	186	2,654
Xencor, Inc. (a)	333	6,307
ZIOPHARM Oncology, Inc. (a)	1,270	6,172

		9,633,681
Building Products — 0.3%
AAON, Inc.	436	11,545
Advanced Drainage Systems, Inc.	408	10,898
Allegion PLC	1,125	81,439
American Woodmark Corp. (a)	141	10,466
AO Smith Corp.	911	84,623
Apogee Enterprises, Inc.	329	15,381
Armstrong Flooring, Inc. (a)	377	7,514
Armstrong World Industries, Inc. (a)	473	20,088
Builders FirstSource, Inc. (a)	858	11,060
Caesarstone Sdot-Yam Ltd. (a)	224	8,398
Continental Building Products, Inc. (a)	377	8,841
CSW Industrials, Inc. (a)	124	4,207
Fortune Brands Home & Security, Inc.	1,824	115,404
Gibraltar Industries, Inc. (a)	335	11,819
Griffon Corp.	454	7,782
Insteel Industries, Inc.	261	9,080
Lennox International, Inc.	497	77,930
Masco Corp.	4,312	157,302
Masonite International Corp. (a)	295	20,600
NCI Building Systems, Inc. (a)	625	10,137
Nortek, Inc. (a)	163	14,161
Owens Corning	1,393	73,704
Patrick Industries, Inc. (a)	139	8,974
PGT, Inc. (a)	761	9,132
Ply Gem Holdings, Inc. (a)	68	1,044
Quanex Building Products Corp.	446	8,915
Simpson Manufacturing Co., Inc.	804	32,803
Trex Co., Inc. (a)	310	15,035
Universal Forest Products, Inc.	207	22,381
USG Corp. (a)	1,268	35,707

		906,370
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (a)	606	88,949
Ameriprise Financial, Inc.	2,041	195,609
Artisan Partners Asset Management, Inc., Class A	455	12,722
Bank of New York Mellon Corp.	13,794	543,484
BGC Partners, Inc., Class A	4,266	37,839
BlackRock, Inc. (c)	1,619	592,959
Charles Schwab Corp.	15,332	435,736
Cohen & Steers, Inc.	226	9,741
Cowen Group, Inc., Class A (a)	3,092	9,647
Diamond Hill Investment Group, Inc.	56	10,695
E*Trade Financial Corp. (a)	3,536	88,683
Eaton Vance Corp.	1,348	50,968
Evercore Partners, Inc., Class A	707	35,824
Federated Investors, Inc., Class B	1,311	41,388
Financial Engines, Inc.	562	14,831
Franklin Resources, Inc.	4,809	174,038
Goldman Sachs Group, Inc.	5,019	797,067
Greenhill & Co., Inc.	453	8,983
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	458	10,300
HFF, Inc., Class A	407	11,482
INTL. FCStone, Inc. (a)	472	13,754
Invesco Ltd.	5,429	158,418
Janus Capital Group, Inc.	1,455	21,971
KCG Holdings, Inc., Class A (a)	504	7,626

Common Stocks	Shares	Value
Capital Markets (continued)
Ladenburg Thalmann Financial Services, Inc. (a)	380	$927
Lazard Ltd., Class A	2,355	84,168
Legg Mason, Inc.	1,417	48,376
LPL Financial Holdings, Inc.	1,278	34,442
Marcus & Millichap, Inc. (a)	460	12,323
Moelis & Co., Class A	295	7,343
Morgan Stanley	18,723	537,912
Northern Trust Corp.	2,686	181,547
NorthStar Asset Management Group, Inc.	2,997	35,544
OM Asset Management PLC	1,585	22,190
Piper Jaffray Cos. (a)	180	7,441
PJT Partners, Inc., Class A	183	4,672
Raymond James Financial, Inc.	1,526	83,777
Safeguard Scientifics, Inc. (a)	1,286	16,615
SEI Investments Co.	1,509	67,905
State Street Corp.	4,686	308,245
Stifel Financial Corp. (a)	635	22,447
T. Rowe Price Group, Inc.	3,141	222,037
TD Ameritrade Holding Corp.	3,368	102,253
Virtu Financial, Inc., Class A	2,103	36,172
Virtus Investment Partners, Inc.	98	8,260
Waddell & Reed Financial, Inc., Class A	216	3,944
Westwood Holdings Group, Inc.	168	9,008
WisdomTree Investments, Inc.	1,232	12,246

		5,242,508
Chemicals — 2.1%
A. Schulman, Inc.	370	10,845
Air Products & Chemicals, Inc.	2,582	385,802
Albemarle Corp.	1,405	118,259
American Vanguard Corp.	632	9,404
Ashland, Inc.	750	84,930
Axalta Coating Systems Ltd. (a)	2,470	70,519
Axiall Corp.	1,078	35,197
Balchem Corp.	344	21,971
Cabot Corp.	929	45,233
Calgon Carbon Corp.	621	8,570
Celanese Corp., Series A	1,960	124,303
CF Industries Holdings, Inc.	2,965	73,176
Chase Corp.	109	6,604
Chemours Co.	2,914	27,100
Chemtura Corp. (a)	669	18,792
Dow Chemical Co.	14,692	788,520
E.I. du Pont de Nemours & Co.	11,461	792,757
Eastman Chemical Co.	1,875	122,306
Ecolab, Inc.	3,440	407,227
Ferro Corp. (a)	757	9,811
Flotek Industries, Inc. (a)	650	9,230
FMC Corp.	1,715	81,531
GCP Applied Technologies, Inc. (a)	1,201	33,064
Hawkins, Inc.	210	8,975
HB Fuller Co.	518	24,118
Huntsman Corp.	2,405	37,181
Ingevity Corp. (a)	453	17,336
Innophos Holdings, Inc.	256	11,023
Innospec, Inc.	240	12,065
International Flavors & Fragrances, Inc.	1,023	136,315
KMG Chemicals, Inc.	455	12,508
Koppers Holdings, Inc. (a)	303	9,581
Kraton Performance Polymers, Inc. (a)	327	9,781
LSB Industries, Inc. (a)	74	857
LyondellBasell Industries NV, Class A	4,576	344,390
Minerals Technologies, Inc.	563	36,741
Monsanto Co.	5,701	608,696
Mosaic Co.	4,245	114,615
NewMarket Corp.	92	39,370
Olin Corp.	1,848	38,623

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	73

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
Platform Specialty Products Corp. (a)	1,688	$15,530
PolyOne Corp.	966	33,878
PPG Industries, Inc.	3,501	366,590
Praxair, Inc.	3,752	437,258
Quaker Chemical Corp.	141	13,488
Rayonier Advanced Materials, Inc.	550	7,574
RPM International, Inc.	1,620	87,901
Scotts Miracle-Gro Co., Class A	500	36,875
Sensient Technologies Corp.	529	39,056
Sherwin-Williams Co.	1,050	314,716
Stepan Co.	192	12,348
Tredegar Corp.	681	12,054
Trinseo SA	296	14,738
Tronox Ltd., Class A	184	1,194
Valspar Corp.	1,019	108,493
Westlake Chemical Corp.	586	26,804
WR Grace & Co.	891	66,709

		6,342,532
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	860	32,001
ACCO Brands Corp. (a)	2,516	28,280
Brink’s Co.	503	16,508
Casella Waste Systems, Inc., Class A (a)	473	4,427
Cintas Corp.	1,116	119,713
Clean Harbors, Inc. (a)	703	36,148
Copart, Inc. (a)	1,209	60,982
Covanta Holding Corp.	1,283	20,554
Deluxe Corp.	545	36,837
Encore Capital Group, Inc. (a)	330	8,055
Ennis, Inc.	495	8,573
G&K Services, Inc., Class A	200	16,042
Healthcare Services Group, Inc.	864	33,532
Herman Miller, Inc.	1,041	34,114
HNI Corp.	752	39,202
Interface, Inc.	739	13,199
Iron Mountain, Inc.	3,339	137,600
KAR Auction Services, Inc.	1,741	74,463
Kimball International, Inc., Class B	279	3,178
Knoll, Inc.	497	12,549
McGrath RentCorp	319	10,167
Mobile Mini, Inc.	475	15,442
MSA Safety, Inc.	617	34,478
Multi-Color Corp.	138	8,912
Pitney Bowes, Inc.	2,831	54,667
Quad/Graphics, Inc.	390	9,890
Republic Services, Inc.	2,910	149,167
Rollins, Inc.	1,075	30,293
RR Donnelley & Sons Co.	2,399	42,990
Steelcase, Inc., Class A	808	11,716
Stericycle, Inc. (a)	1,060	95,686
Sykes Enterprises, Inc. (a)	423	12,982
Team, Inc. (a)	330	9,111
Tetra Tech, Inc.	622	20,482
Tyco International PLC	5,173	235,734
U.S. Ecology, Inc.	231	10,464
UniFirst Corp.	254	29,688
Viad Corp.	293	10,202
Waste Management, Inc.	5,691	376,289
West Corp.	522	11,541

		1,915,858
Communications Equipment — 1.5%
ADTRAN, Inc.	551	10,028
Arista Networks, Inc. (a)	644	45,898
ARRIS International PLC (a)	2,610	71,096
Brocade Communications Systems, Inc.	7,118	66,197

Common Stocks	Shares	Value
Communications Equipment (continued)
CalAmp Corp. (a)	488	$6,930
Ciena Corp. (a)	1,923	36,902
Cisco Systems, Inc.	65,799	2,008,843
CommScope Holding Co., Inc. (a)	1,592	47,680
EchoStar Corp., Class A (a)	719	28,005
Extreme Networks, Inc. (a)	2,722	10,589
F5 Networks, Inc. (a)	905	111,695
Finisar Corp. (a)	1,668	31,292
Harris Corp.	1,621	140,411
Infinera Corp. (a)	2,255	19,754
InterDigital, Inc.	557	32,891
Ixia (a)	749	8,614
Juniper Networks, Inc.	5,531	125,498
Loral Space & Communications, Inc. (a)	204	7,167
Lumentum Holdings, Inc. (a)	901	27,255
Motorola Solutions, Inc.	2,248	155,966
NETGEAR, Inc. (a)	754	38,778
Oclaro, Inc. (a)	1,460	8,366
Palo Alto Networks, Inc. (a)	1,157	151,440
Plantronics, Inc.	576	27,786
Polycom, Inc. (a)	2,405	29,798
QUALCOMM, Inc.	19,212	1,202,287
ShoreTel, Inc. (a)	1,555	11,414
Sonus Networks, Inc. (a)	1,013	8,732
Ubiquiti Networks, Inc. (a)	258	11,538
ViaSat, Inc. (a)	589	43,486
Viavi Solutions, Inc. (a)	3,906	27,850

		4,554,186
Construction & Engineering — 0.2%
AECOM (a)	1,839	65,266
Aegion Corp. (a)	482	9,891
Argan, Inc.	230	10,610
Chicago Bridge & Iron Co. NV	1,483	50,140
Comfort Systems USA, Inc.	384	11,666
Dycom Industries, Inc. (a)	420	39,501
EMCOR Group, Inc.	723	40,271
Fluor Corp.	1,956	104,685
Granite Construction, Inc.	719	35,792
Jacobs Engineering Group, Inc. (a)	1,485	79,477
KBR, Inc.	2,298	32,218
MasTec, Inc. (a)	647	15,819
MYR Group, Inc. (a)	481	11,866
NV5 Global Inc. (a)	93	2,992
Primoris Services Corp.	424	7,653
Quanta Services, Inc. (a)	1,646	42,138
Tutor Perini Corp. (a)	413	10,375

		570,360
Construction Materials — 0.2%
Eagle Materials, Inc.	561	47,096
Headwaters, Inc. (a)	1,283	25,519
Martin Marietta Materials, Inc.	831	168,402
Summit Materials, Inc., Class A (a)	1,398	30,952
US Concrete, Inc. (a)	154	9,933
Vulcan Materials Co.	1,739	215,601

		497,503
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	321	7,714
Consumer Finance — 0.7%
Ally Financial, Inc.	5,868	105,859
American Express Co.	9,446	608,889
Capital One Financial Corp.	6,664	447,021
Cash America International, Inc.	230	9,856
Credit Acceptance Corp. (a)(b)	118	21,319
Discover Financial Services	5,358	304,549

See Notes to Financial Statements.

74	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Consumer Finance (continued)
Ezcorp, Inc., Class A (a)	876	$7,937
First Cash Financial Services, Inc.	298	15,290
Green Dot Corp., Class A (a)	425	10,285
Navient Corp.	3,541	50,282
Nelnet, Inc., Class A	200	8,082
OneMain Holdings, Inc. (a)	823	23,735
PRA Group, Inc. (a)	497	13,846
Regional Management Corp. (a)	690	12,972
Santander Consumer USA Holdings, Inc. (a)	1,558	17,122
SLM Corp. (a)	6,678	48,015
Synchrony Financial (a)	10,969	305,816

		2,010,875
Containers & Packaging — 0.4%
AEP Industries, Inc.	42	3,379
Aptargroup, Inc.	769	60,120
Avery Dennison Corp.	1,138	88,639
Ball Corp.	2,245	158,654
Bemis Co., Inc.	1,109	56,603
Berry Plastics Group, Inc. (a)	1,557	63,837
Crown Holdings, Inc. (a)	1,780	94,287
Graphic Packaging Holding Co.	3,663	49,963
Greif, Inc., Class A	346	13,885
Multi Packaging Solutions International Ltd. (a)	61	886
Owens-Illinois, Inc. (a)	1,906	35,814
Packaging Corp. of America	1,163	86,865
Sealed Air Corp.	2,452	115,685
Silgan Holdings, Inc.	421	20,873
Sonoco Products Co.	1,209	61,574
WestRock Co.	3,359	144,135

		1,055,199
Distributors — 0.1%
Core-Mark Holding Co., Inc.	494	24,186
Genuine Parts Co.	1,847	188,837
LKQ Corp. (a)	3,797	130,579
Pool Corp.	467	47,765

		391,367
Diversified Consumer Services — 0.2%
2U, Inc. (a)	374	13,083
American Public Education, Inc. (a)	306	8,764
Apollo Education Group, Inc. (a)	1,087	9,772
Ascent Capital Group, Inc., Class A (a)	65	1,106
Bright Horizons Family Solutions, Inc. (a)	549	36,821
Capella Education Co.	172	10,298
Career Education Corp. (a)	1,520	10,503
Carriage Services, Inc.	331	8,047
DeVry Education Group, Inc.	674	15,010
Graham Holdings Co., Class B	59	29,691
Grand Canyon Education, Inc. (a)	683	28,727
H&R Block, Inc.	2,565	61,021
Hillenbrand, Inc.	1,026	33,191
Houghton Mifflin Harcourt Co. (a)	1,258	21,323
K12, Inc. (a)	695	8,604
LifeLock, Inc. (a)	1,014	16,964
Matthews International Corp., Class A	584	35,104
Regis Corp. (a)	590	7,930
Service Corp. International	2,190	60,707
ServiceMaster Global Holdings, Inc. (a)	1,655	62,609
Sotheby’s	573	18,560
Strayer Education, Inc. (a)	164	7,498
Weight Watchers International, Inc. (a)(b)	256	3,054

		508,387
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	24,627	3,552,937
CBOE Holdings, Inc.	1,000	68,800

Common Stocks	Shares	Value
Diversified Financial Services (continued)
CME Group, Inc.	4,374	$447,198
FactSet Research Systems, Inc.	487	83,745
FNFV Group (a)	786	9,377
Interactive Brokers Group, Inc., Class A	975	33,969
Intercontinental Exchange, Inc.	1,526	403,169
Leucadia National Corp.	4,425	80,800
MarketAxess Holdings, Inc.	456	73,717
Moody’s Corp.	2,250	238,522
Morningstar, Inc.	268	22,667
MSCI, Inc.	1,123	96,623
Nasdaq, Inc.	1,367	96,729
On Deck Capital, Inc. (a)	454	2,361
Outerwall, Inc.	422	22,223
PHH Corp. (a)	589	8,605
S&P Global, Inc.	3,464	423,301
Voya Financial, Inc.	2,485	63,691

		5,728,434
Diversified Telecommunication Services — 2.4%
8x8, Inc. (a)	853	11,729
AT&T, Inc.	80,289	3,475,711
ATN International, Inc.	149	10,954
CenturyLink, Inc.	6,802	213,855
Cincinnati Bell, Inc. (a)	2,235	11,175
Cogent Communications Group, Inc.	473	20,211
Consolidated Communications Holdings, Inc.	587	16,407
Frontier Communications Corp.	14,392	74,838
General Communication, Inc., Class A (a)	528	8,126
Globalstar, Inc. (a)(b)	4,973	5,918
Hawaiian Telcom Holdco, Inc. (a)	433	9,613
IDT Corp., Class B	292	4,456
inContact, Inc. (a)	685	9,521
Inteliquent, Inc.	425	8,734
Iridium Communications, Inc. (a)	935	8,396
Level 3 Communications, Inc. (a)	3,806	192,583
Lumos Networks Corp. (a)	813	9,512
ORBCOMM, Inc. (a)	751	7,953
Verizon Communications, Inc.	53,163	2,945,762
Vonage Holdings Corp. (a)	1,902	11,279
Windstream Holdings, Inc.	1,125	10,474
Zayo Group Holdings, Inc. (a)	2,142	60,619

		7,127,826
Electric Utilities — 1.8%
ALLETE, Inc.	618	39,459
American Electric Power Co., Inc.	6,505	450,796
Avangrid, Inc.	583	26,317
Duke Energy Corp.	9,129	781,351
Edison International	4,154	321,436
El Paso Electric Co.	1,129	53,831
Empire District Electric Co.	511	17,236
Entergy Corp.	2,280	185,569
Eversource Energy	4,236	247,764
Exelon Corp.	11,852	441,843
FirstEnergy Corp.	5,581	194,889
Great Plains Energy, Inc.	2,006	59,739
Hawaiian Electric Industries, Inc.	442	13,724
IDACORP, Inc.	559	45,195
ITC Holdings Corp.	1,830	84,637
MGE Energy, Inc.	432	24,257
NextEra Energy, Inc.	5,619	720,861
OGE Energy Corp.	2,469	79,428
Otter Tail Corp.	456	15,892
Pinnacle West Capital Corp.	1,317	103,872
PNM Resources, Inc.	858	29,481
Portland General Electric Co.	1,003	43,801
PPL Corp.	9,049	341,238

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	75

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Electric Utilities (continued)
Southern Co.	12,433	$665,165
Unitil Corp.	397	17,365
Westar Energy, Inc.	1,713	95,191
Xcel Energy, Inc.	6,717	295,414

		5,395,751
Electrical Equipment — 0.6%
Acuity Brands, Inc.	568	149,060
AMETEK, Inc.	3,018	141,937
AZZ, Inc.	527	32,716
Brady Corp., Class A	491	15,781
Eaton Corp. PLC	6,025	382,045
Emerson Electric Co.	8,432	471,349
Encore Wire Corp.	258	9,683
EnerSys	537	33,482
Franklin Electric Co., Inc.	479	18,547
Generac Holdings, Inc. (a)	884	33,406
General Cable Corp.	606	8,926
Hubbell, Inc.	679	73,217
II-VI, Inc. (a)	1,138	22,874
LSI Industries, Inc.	297	3,255
Plug Power, Inc. (a)	1,890	3,383
Powell Industries, Inc.	80	2,947
Regal-Beloit Corp.	596	36,362
Rockwell Automation, Inc.	1,697	194,137
SolarCity Corp. (a)(b)	713	19,037
Sunrun, Inc. (a)	588	3,046
Thermon Group Holdings, Inc. (a)	457	9,222

		1,664,412
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	3,944	234,747
Anixter International, Inc. (a)	423	25,921
Arrow Electronics, Inc. (a)	1,239	82,381
Avnet, Inc.	1,726	70,939
AVX Corp.	510	6,967
Badger Meter, Inc.	148	10,322
Belden, Inc.	584	42,755
Benchmark Electronics, Inc. (a)	494	11,579
CDW Corp.	2,501	107,368
Cognex Corp.	1,012	45,712
Coherent, Inc. (a)	254	26,937
Corning, Inc.	14,066	312,547
CTS Corp.	459	8,772
Dolby Laboratories, Inc., Class A	720	36,223
DTS, Inc. (a)	408	11,338
Fabrinet (a)	316	11,932
FARO Technologies, Inc. (a)	224	7,813
FEI Co.	544	57,893
Fitbit, Inc., Series A (a)(b)	1,931	26,377
FLIR Systems, Inc.	1,569	51,118
Ingram Micro, Inc., Class A	2,174	74,438
Insight Enterprises, Inc. (a)	370	9,842
InvenSense, Inc. (a)	1,117	7,573
IPG Photonics Corp. (a)	406	34,222
Itron, Inc. (a)	389	16,606
Jabil Circuit, Inc.	2,554	51,974
Keysight Technologies, Inc. (a)	2,146	62,749
Knowles Corp. (a)	936	12,580
Littelfuse, Inc.	264	33,005
Mercury Systems, Inc. (a)	944	24,468
Mesa Laboratories, Inc.	29	3,353
Methode Electronics, Inc.	423	14,818
MTS Systems Corp.	184	8,727
National Instruments Corp.	1,292	37,055
Novanta, Inc. (a)	537	8,436
OSI Systems, Inc. (a)	219	13,024

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Plexus Corp. (a)	332	$15,252
Rofin-Sinar Technologies, Inc. (a)	301	9,512
Rogers Corp. (a)	189	12,935
Sanmina Corp. (a)	1,048	26,556
ScanSource, Inc. (a)	688	28,229
SYNNEX Corp.	337	33,879
Tech Data Corp. (a)	679	52,914
Trimble Navigation Ltd. (a)	3,202	84,661
TTM Technologies, Inc. (a)	1,173	11,671
Universal Display Corp. (a)	585	41,441
Vishay Intertechnology, Inc.	1,315	17,529
Zebra Technologies Corp., Class A (a)	941	49,882

		1,986,972
Energy Equipment & Services — 1.0%
Archrock, Inc.	962	8,571
Atwood Oceanics, Inc.	712	7,604
Baker Hughes, Inc.	5,881	281,288
Bristow Group, Inc.	553	5,978
CARBO Ceramics, Inc.	74	1,043
Dawson Geophysical Co. (a)	321	2,391
Diamond Offshore Drilling, Inc.	698	15,859
Dril-Quip, Inc. (a)	417	22,697
Ensco PLC, Class A	4,603	42,210
Era Group, Inc. (a)	208	1,826
Exterran Corp. (a)	755	9,604
Fairmount Santrol Holdings, Inc. (a)	1,167	7,994
FMC Technologies, Inc. (a)	2,867	72,764
Forum Energy Technologies, Inc. (a)	672	10,974
Frank’s International NV	468	5,766
Halliburton Co.	11,372	496,502
Helix Energy Solutions Group, Inc. (a)	1,309	10,393
Helmerich & Payne, Inc.	1,264	78,330
Hornbeck Offshore Services, Inc. (a)	88	702
Matrix Service Co. (a)	641	10,621
McDermott International, Inc. (a)	2,587	13,401
Nabors Industries Ltd.	2,908	26,172
National Oilwell Varco, Inc.	4,721	152,724
Natural Gas Services Group, Inc. (a)	149	3,741
Newpark Resources, Inc. (a)	2,111	13,342
Noble Corp. PLC	2,598	19,173
Oceaneering International, Inc.	1,358	37,861
Oil States International, Inc. (a)	536	16,573
Parker Drilling Co. (a)	1,353	2,801
Patterson-UTI Energy, Inc.	1,580	30,636
PHI, Inc. (a)	609	11,766
Pioneer Energy Services Corp. (a)	641	2,019
Rowan Cos. PLC, Class A	1,303	19,858
RPC, Inc. (a)	567	8,216
Schlumberger Ltd.	18,303	1,473,758
SEACOR Holdings, Inc. (a)	234	13,226
Seadrill Ltd. (a)	3,704	11,001
Superior Energy Services, Inc.	2,532	40,436
Tesco Corp.	115	760
TETRA Technologies, Inc. (a)	1,785	10,728
Transocean Ltd.	4,436	48,752
Unit Corp. (a)	604	7,550
Weatherford International PLC (a)	12,857	73,028

		3,130,639
Food & Staples Retailing — 1.9%
Andersons, Inc.	335	12,388
Casey’s General Stores, Inc.	491	65,568
Chefs’ Warehouse, Inc. (a)	53	856
Costco Wholesale Corp.	5,702	953,489
CVS Health Corp.	12,695	1,177,080
Diplomat Pharmacy, Inc. (a)	495	17,785

See Notes to Financial Statements.

76	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Ingles Markets, Inc., Class A	196	$7,611
Kroger Co.	12,376	423,135
Performance Food Group Co. (a)	311	8,534
PriceSmart, Inc.	48	3,738
Rite Aid Corp. (a)	12,668	88,676
Smart & Final Stores, Inc. (a)	62	855
SpartanNash Co.	387	12,191
Sprouts Farmers Market, Inc. (a)	1,778	41,125
Supervalu, Inc. (a)	2,717	13,259
Sysco Corp.	6,829	353,674
United Natural Foods, Inc. (a)	695	34,736
US Foods Holding Corp. (a)	1,008	24,353
Wal-Mart Stores, Inc.	19,828	1,446,849
Walgreens Boots Alliance, Inc.	11,283	894,178
Weis Markets, Inc.	138	7,131
Whole Foods Market, Inc.	4,184	127,528

		5,714,739
Food Products — 1.8%
Amplify Snack Brands, Inc. (a)	258	3,679
Archer-Daniels-Midland Co.	7,522	339,092
B&G Foods, Inc.	728	37,557
Blue Buffalo Pet Products, Inc. (a)	602	15,459
Bunge Ltd.	1,663	109,492
Cal-Maine Foods, Inc.	304	12,738
Calavo Growers, Inc.	166	10,919
Campbell Soup Co.	2,448	152,437
ConAgra Foods, Inc.	5,671	265,176
Darling International, Inc. (a)	2,360	37,241
Dean Foods Co.	950	17,537
Flowers Foods, Inc.	2,335	42,941
Fresh Del Monte Produce, Inc.	645	36,668
General Mills, Inc.	7,772	558,729
Hain Celestial Group, Inc. (a)	1,327	70,052
Hershey Co.	1,829	202,580
Hormel Foods Corp.	3,146	117,503
Ingredion, Inc.	872	116,185
J&J Snack Foods Corp.	264	32,105
J.M. Smucker Co.	1,498	230,932
John B Sanfilippo & Son, Inc.	174	8,121
Kellogg Co.	3,258	269,469
Kraft Heinz Co.	7,855	678,593
Lancaster Colony Corp.	217	28,201
McCormick & Co., Inc.	1,480	151,330
Mead Johnson Nutrition Co.	2,450	218,540
Mondelez International, Inc., Class A	19,548	859,721
Omega Protein Corp. (a)	425	9,571
Pilgrim’s Pride Corp.	627	14,578
Pinnacle Foods, Inc.	1,386	69,591
Post Holdings, Inc. (a)	833	72,196
Sanderson Farms, Inc.	208	18,219
Seneca Foods Corp., Class A (a)	327	12,809
Snyders-Lance, Inc.	1,150	39,399
Tootsie Roll Industries, Inc.	246	9,134
TreeHouse Foods, Inc. (a)	667	68,828
Tyson Foods, Inc., Class A	3,768	277,325
WhiteWave Foods Co. (a)	2,186	121,301

		5,335,948
Gas Utilities — 0.2%
Atmos Energy Corp.	1,343	107,158
Chesapeake Utilities Corp.	209	13,391
National Fuel Gas Co.	934	52,780
New Jersey Resources Corp.	991	36,905
Northwest Natural Gas Co.	312	20,261
ONE Gas, Inc.	564	36,637
Piedmont Natural Gas Co., Inc.	930	55,614

Common Stocks	Shares	Value
Gas Utilities (continued)
Questar Corp.	2,209	$55,601
South Jersey Industries, Inc.	1,515	48,298
Southwest Gas Corp.	684	53,010
Spire, Inc.	508	35,255
UGI Corp.	2,358	106,723
WGL Holdings, Inc.	574	40,634

		662,267
Health Care Equipment & Supplies — 2.5%
Abaxis, Inc.	247	12,217
Abbott Laboratories	19,244	861,169
ABIOMED, Inc. (a)	465	54,856
Accuray, Inc. (a)	2,245	12,303
Alere, Inc. (a)	981	36,787
Align Technology, Inc. (a)	891	79,433
Analogic Corp.	140	11,763
Anika Therapeutics, Inc. (a)	168	8,387
AtriCure, Inc. (a)	723	10,982
Atrion Corp.	20	9,536
Baxter International, Inc.	6,475	310,929
Becton Dickinson & Co.	2,734	481,184
Boston Scientific Corp. (a)	17,660	428,785
C.R. Bard, Inc.	932	208,516
Cantel Medical Corp.	381	25,508
Cardiovascular Systems, Inc. (a)	450	8,824
Cerus Corp. (a)	1,475	10,900
ConforMIS, Inc. (a)	375	2,614
CONMED Corp.	320	13,005
Cooper Cos., Inc.	602	109,847
CryoLife, Inc.	938	13,667
Cutera, Inc. (a)	240	2,590
Cynosure, Inc., Class A (a)	240	13,190
DENTSPLY SIRONA, Inc.	2,986	191,223
DexCom, Inc. (a)	1,078	99,424
Edwards Lifesciences Corp. (a)	2,760	316,075
Endologix, Inc. (a)	816	11,514
Exactech, Inc. (a)	546	14,758
GenMark Diagnostics, Inc. (a)	422	4,494
Glaukos Corp. (a)	161	5,629
Globus Medical, Inc., Class A (a)	1,255	28,802
Haemonetics Corp. (a)	553	16,767
Halyard Health, Inc. (a)	526	18,194
HeartWare International, Inc. (a)	280	16,223
Hill-Rom Holdings, Inc.	889	47,499
Hologic, Inc. (a)	3,478	133,868
ICU Medical, Inc. (a)	278	32,459
IDEXX Laboratories, Inc. (a)	1,092	102,419
Inogen, Inc. (a)	162	8,706
Insulet Corp. (a)	591	20,915
Integra LifeSciences Holdings Corp. (a)	307	25,871
Intuitive Surgical, Inc. (a)	493	343,010
Invacare Corp.	859	9,896
K2M Group Holdings, Inc. (a)	240	4,022
LeMaitre Vascular, Inc.	725	12,470
Masimo Corp. (a)	646	34,219
Medtronic PLC	18,379	1,610,552
Meridian Bioscience, Inc.	529	10,241
Merit Medical Systems, Inc. (a)	502	11,767
Natus Medical, Inc. (a)	368	14,473
Neogen Corp. (a)	646	35,627
Nevro Corp. (a)	271	22,412
Novocure Ltd. (a)	501	3,768
NuVasive, Inc. (a)	718	44,660
NxStage Medical, Inc. (a)	675	14,924
OraSure Technologies, Inc. (a)	1,500	10,230
Orthofix International NV (a)	231	10,949
Quidel Corp. (a)	467	10,648

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	77

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	1,683	$115,925
Rockwell Medical, Inc. (a)	732	5,893
Spectranetics Corp. (a)	516	11,961
St. Jude Medical, Inc.	3,640	302,266
Stryker Corp.	4,409	512,678
SurModics, Inc. (a)	1,088	29,844
Teleflex, Inc.	511	92,138
Utah Medical Products, Inc.	164	10,671
Varian Medical Systems, Inc. (a)	1,214	115,014
Vascular Solutions, Inc. (a)	218	10,000
West Pharmaceutical Services, Inc.	893	71,690
Wright Medical Group NV (a)	1,075	23,575
Zeltiq Aesthetics, Inc. (a)	343	11,645
Zimmer Biomet Holdings, Inc.	2,398	314,474

		7,653,474
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	963	54,409
Adeptus Health, Inc., Class A (a)(b)	127	5,660
Aetna, Inc.	4,519	520,634
Air Methods Corp. (a)	404	13,449
Almost Family, Inc. (a)	65	2,586
Amedisys, Inc. (a)	282	15,101
AmerisourceBergen Corp.	2,324	197,982
AMN Healthcare Services, Inc. (a)	515	21,784
Amsurg Corp. (a)	701	52,582
Anthem, Inc.	3,481	457,195
BioTelemetry, Inc. (a)	528	10,043
Brookdale Senior Living, Inc. (a)	2,593	47,893
Capital Senior Living Corp. (a)	492	9,584
Cardinal Health, Inc.	4,308	360,149
Centene Corp. (a)	2,213	156,127
Chemed Corp.	174	25,602
Cigna Corp.	3,325	428,792
Civitas Solutions, Inc. (a)	124	2,657
Community Health Systems, Inc. (a)	1,175	15,005
Corvel Corp. (a)	100	4,520
Cross Country Healthcare, Inc. (a)	730	10,673
DaVita HealthCare Partners, Inc. (a)	2,210	171,363
Ensign Group, Inc.	526	11,309
Envision Healthcare Holdings, Inc. (a)	2,386	58,672
Express Scripts Holding Co. (a)	8,268	628,947
HCA Holdings, Inc. (a)	4,036	311,297
HealthEquity, Inc. (a)	474	13,992
HealthSouth Corp.	1,003	43,179
Healthways, Inc. (a)	826	13,910
Henry Schein, Inc. (a)	1,064	192,563
HMS Holdings Corp. (a)	873	17,355
Humana, Inc.	1,957	337,680
Integer Holdings Corp. (a)	291	6,463
Kindred Healthcare, Inc.	951	11,659
Laboratory Corp. of America Holdings (a)	1,365	190,499
Landauer, Inc.	189	7,885
LHC Group, Inc. (a)	166	7,513
LifePoint Hospitals, Inc. (a)	514	30,419
McKesson Corp.	2,961	576,092
MEDNAX, Inc. (a)	1,204	82,968
Molina Healthcare, Inc. (a)	644	36,586
National Healthcare Corp.	121	7,817
Owens & Minor, Inc.	641	22,890
Patterson Cos., Inc.	914	45,115
Penumbra, Inc. (a)	272	18,580
PharMerica Corp. (a)	333	8,844
Premier, Inc., Class A (a)	932	30,476
Providence Service Corp. (a)	166	8,029
Quest Diagnostics, Inc.	1,814	156,657
Quorum Health Corp. (a)	1,103	12,012

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp. (a)	1,044	$12,006
Surgery Partners, Inc. (a)	153	2,774
Surgical Care Affiliates, Inc. (a)	281	14,615
Team Health Holdings, Inc. (a)	884	36,103
Teladoc, Inc. (a)	206	3,593
Tenet Healthcare Corp. (a)	973	29,784
Triple-S Management Corp., Class B (a)	307	7,629
U.S. Physical Therapy, Inc.	160	9,539
UnitedHealth Group, Inc.	12,284	1,759,069
Universal American Corp.	1,250	9,575
Universal Health Services, Inc., Class B	1,124	145,592
VCA, Inc. (a)	894	63,778
WellCare Health Plans, Inc. (a)	657	70,168

		7,637,423
Health Care Technology — 0.2%
athenahealth, Inc. (a)	512	65,429
Cerner Corp. (a)	3,861	240,888
Computer Programs & Systems, Inc.	171	6,778
Evolent Health, Inc., Class A (a)	139	3,272
HealthStream, Inc. (a)	385	9,329
IMS Health Holdings, Inc. (a)	1,840	55,237
Inovalon Holdings, Inc., Class A (a)(b)	599	11,153
Medidata Solutions, Inc. (a)	806	42,839
Omnicell, Inc. (a)	891	34,464
Press Ganey Holdings, Inc. (a)	240	9,581
Quality Systems, Inc.	586	7,196
Veeva Systems, Inc., Class A (a)	1,365	51,856
Vocera Communications, Inc. (a)	251	3,712

		541,734
Hotels, Restaurants & Leisure — 2.0%
Aramark	3,346	119,954
Belmond Ltd., Class A (a)	1,086	12,478
Biglari Holdings, Inc. (a)	20	8,302
BJ’s Restaurants, Inc. (a)	243	9,438
Bloomin’ Brands, Inc.	1,740	31,285
Bob Evans Farms, Inc.	252	9,269
Boyd Gaming Corp. (a)	1,267	24,846
Brinker International, Inc.	766	36,109
Buffalo Wild Wings, Inc. (a)	267	44,845
Caesars Acquisition Co., Class A (a)	590	6,348
Caesars Entertainment Corp. (a)	1,014	6,997
Carnival Corp.	5,396	252,101
Carrols Restaurant Group, Inc. (a)	896	10,851
Cheesecake Factory, Inc.	715	36,987
Chipotle Mexican Grill, Inc. (a)	331	140,341
Choice Hotels International, Inc.	313	15,115
Churchill Downs, Inc.	232	30,422
Chuy’s Holdings, Inc. (a)	256	8,632
ClubCorp Holdings, Inc.	674	9,773
Cracker Barrel Old Country Store, Inc.	166	26,130
Darden Restaurants, Inc.	1,604	98,742
Dave & Buster’s Entertainment, Inc. (a)	674	29,993
Denny’s Corp. (a)	920	10,267
Diamond Resorts International, Inc. (a)	427	12,887
DineEquity, Inc.	180	14,647
Domino’s Pizza, Inc.	670	98,691
Dunkin’ Brands Group, Inc.	1,353	61,304
Eldorado Resorts, Inc. (a)	405	5,852
Extended Stay America, Inc.	1,447	20,490
Fiesta Restaurant Group, Inc. (a)	344	7,685
Hilton Worldwide Holdings, Inc.	7,089	164,394
Hyatt Hotels Corp., Class A (a)	329	16,595
International Game Technology PLC	1,645	34,381
International Speedway Corp., Class A	397	13,407
Interval Leisure Group, Inc.	1,202	21,612

See Notes to Financial Statements.

78	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Isle of Capri Casinos, Inc. (a)	226	$4,233
Jack in the Box, Inc.	436	38,538
La Quinta Holdings, Inc. (a)	1,052	13,013
Las Vegas Sands Corp.	4,813	243,778
Marcus Corp.	514	11,385
Marriott International, Inc., Class A	2,405	172,439
Marriott Vacations Worldwide Corp.	353	26,934
McDonald’s Corp.	10,634	1,251,090
MGM Resorts International (a)	6,248	149,827
Monarch Casino & Resort, Inc. (a)	499	11,642
Norwegian Cruise Line Holdings Ltd. (a)	2,216	94,402
Panera Bread Co., Class A (a)	289	63,383
Papa John’s International, Inc.	398	29,432
Penn National Gaming, Inc. (a)	853	12,812
Pinnacle Entertainment, Inc. (a)	746	8,146
Popeyes Louisiana Kitchen, Inc. (a)	238	13,633
Red Robin Gourmet Burgers, Inc. (a)	184	8,898
Red Rock Resorts, Inc., Class A (a)	289	6,650
Royal Caribbean Cruises Ltd.	1,999	144,808
Ruth’s Hospitality Group, Inc.	527	8,416
Ryman Hospitality Properties, Inc.	785	44,148
Scientific Games Corp., Class A (a)	755	8,045
SeaWorld Entertainment, Inc.	1,271	19,573
Shake Shack, Inc., Class A (a)(b)	460	18,405
Six Flags Entertainment Corp.	1,064	59,999
Sonic Corp.	501	13,482
Starbucks Corp.	18,994	1,102,602
Starwood Hotels & Resorts Worldwide, Inc.	2,179	170,093
Texas Roadhouse, Inc.	817	38,579
Vail Resorts, Inc.	478	68,387
Wendy’s Co.	3,188	30,796
Wingstop, Inc.	105	2,730
Wyndham Worldwide Corp.	1,414	100,422
Wynn Resorts Ltd.	1,075	105,296
Yum! Brands, Inc.	5,175	462,748
Zoe’s Kitchen, Inc. (a)	236	8,387

		6,018,321
Household Durables — 0.6%
Beazer Homes USA, Inc. (a)	2,125	20,379
CalAtlantic Group, Inc.	980	35,486
Cavco Industries, Inc. (a)	102	10,137
CSS Industries, Inc.	356	9,366
D.R. Horton, Inc.	4,412	145,067
Ethan Allen Interiors, Inc.	265	9,203
Garmin Ltd.	1,424	77,366
GoPro, Inc., Class A (a)	1,044	13,196
Harman International Industries, Inc.	916	75,698
Helen of Troy Ltd. (a)	320	31,875
Hooker Furniture Corp.	333	7,702
Installed Building Products, Inc. (a)	220	7,883
iRobot Corp. (a)	311	11,793
KB Home	791	12,419
La-Z-Boy, Inc.	509	15,382
Leggett & Platt, Inc.	1,629	85,636
Lennar Corp., Class A	2,227	104,224
Lennar Corp., Class B	259	9,723
LGI Homes, Inc. (a)	223	7,656
Libbey, Inc.	628	11,737
Lifetime Brands, Inc.	222	2,973
M/I Homes, Inc. (a)	425	9,584
MDC Holdings, Inc.	447	11,765
Meritage Homes Corp. (a)	417	15,175
Mohawk Industries, Inc. (a)	794	165,898
NACCO Industries, Inc., Class A	201	11,310
Newell Brands, Inc.	5,740	301,120
NVR, Inc. (a)	42	71,610

Common Stocks	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	4,619	$97,830
Taylor Morrison Home Corp., Class A (a)	547	8,889
Tempur Sealy International, Inc. (a)	706	53,395
Toll Brothers, Inc. (a)	1,896	53,107
TopBuild Corp. (a)	382	14,424
TRI Pointe Group, Inc. (a)	2,542	34,190
Tupperware Brands Corp.	588	36,856
Universal Electronics, Inc. (a)	162	12,529
Whirlpool Corp.	962	185,050
William Lyon Homes, Class A (a)	1,175	20,386

		1,808,019
Household Products — 1.6%
Central Garden and Pet Co., Class A (a)	465	10,597
Church & Dwight Co., Inc.	1,600	157,184
Clorox Co.	1,641	215,086
Colgate-Palmolive Co.	11,411	849,321
Energizer Holdings, Inc.	710	36,586
HRG Group, Inc. (a)	1,235	18,389
Kimberly-Clark Corp.	4,674	605,517
Orchids Paper Products Co.	354	10,871
Procter & Gamble Co.	34,823	2,980,501
Spectrum Brands Holdings, Inc.	282	36,313
WD-40 Co.	166	19,087

		4,939,452
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,253	101,924
Atlantic Power Corp.	388	978
Atlantica Yield PLC	604	12,171
Calpine Corp. (a)	4,241	58,271
Dynegy, Inc. (a)	1,243	18,806
NRG Energy, Inc.	4,577	63,346
NRG Yield, Inc., Class A	157	2,697
NRG Yield, Inc., Class C	989	17,743
Ormat Technologies, Inc.	392	17,891
Pattern Energy Group, Inc.	680	16,572
Talen Energy Corp. (a)	966	13,138
TerraForm Global, Inc., Class A (a)	891	3,101
TerraForm Power, Inc., Class A (a)	848	9,972

		336,610
Industrial Conglomerates — 2.0%
3M Co.	7,722	1,377,296
BWX Technologies, Inc.	1,173	43,178
Carlisle Cos., Inc.	754	77,881
Danaher Corp.	8,013	652,579
General Electric Co.	120,189	3,742,685
Raven Industries, Inc.	492	10,214
Roper Technologies, Inc.	1,290	219,764
Seaboard Corp. (a)	6	17,580
Standex International Corp.	126	11,189

		6,152,366
Insurance — 2.7%
Aflac, Inc.	5,324	384,819
Alleghany Corp. (a)	168	91,308
Allied World Assurance Co. Holdings AG	1,044	42,794
Allstate Corp.	4,815	329,009
American Equity Investment Life Holding Co.	191	3,043
American Financial Group, Inc.	917	67,033
American International Group, Inc.	14,575	793,463
American National Insurance Co.	59	6,747
AMERISAFE, Inc.	236	13,813
AmTrust Financial Services, Inc.	980	23,393
Aon PLC	3,437	368,000
Arch Capital Group Ltd. (a)	1,344	97,615
Argo Group International Holdings Ltd.	338	17,539

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	79

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Arthur J Gallagher & Co.	2,183	$107,382
Aspen Insurance Holdings Ltd.	703	32,310
Assurant, Inc.	789	65,495
Assured Guaranty Ltd.	1,513	40,533
Axis Capital Holdings Ltd.	1,618	89,928
Brown & Brown, Inc.	1,496	54,843
Chubb Ltd.	6,075	760,954
Cincinnati Financial Corp.	1,827	136,477
Citizens, Inc. (a)	427	3,565
CNA Financial Corp.	299	9,517
CNO Financial Group, Inc.	2,178	37,832
eHealth, Inc. (a)	206	1,967
Employers Holdings, Inc.	298	8,499
Endurance Specialty Holdings Ltd.	1,260	85,214
Enstar Group Ltd. (a)	293	48,811
Erie Indemnity Co., Class A	266	25,986
Everest Re Group Ltd.	513	96,962
FBL Financial Group, Inc., Class A	162	10,104
Federated National Holding Co.	170	3,561
First American Financial Corp.	1,274	53,266
FNF Group	3,495	131,657
Genworth Financial, Inc., Class A (a)	4,655	13,313
Greenlight Capital Re Ltd. (a)	575	11,862
Hanover Insurance Group, Inc.	505	41,582
Hartford Financial Services Group, Inc.	5,085	202,637
Heritage Insurance Holdings, Inc.	585	7,248
Hilltop Holdings, Inc. (a)	820	17,860
Horace Mann Educators Corp.	538	18,389
Independence Holding Co.	832	14,485
James River Group Holdings Ltd.	169	5,689
Kemper Corp.	545	18,677
Lincoln National Corp.	3,092	135,028
Loews Corp.	3,653	150,978
Maiden Holdings Ltd.	717	10,016
Markel Corp. (a)	174	165,082
Marsh & McLennan Cos., Inc.	6,844	449,993
MBIA, Inc. (a)	1,436	12,120
MetLife, Inc.	12,383	529,249
National General Holdings Corp.	488	10,067
National Interstate Corp.	90	2,919
National Western Life Group, Inc.	54	10,214
Navigators Group, Inc.	162	15,175
Old Republic International Corp.	3,012	58,373
Primerica, Inc.	571	29,412
Principal Financial Group, Inc.	3,049	142,175
ProAssurance Corp.	695	35,904
Progressive Corp.	7,583	246,523
Prudential Financial, Inc.	5,799	436,607
Reinsurance Group of America, Inc.	714	70,864
RenaissanceRe Holdings Ltd.	433	50,886
RLI Corp.	539	36,744
Safety Insurance Group, Inc.	141	8,982
Selective Insurance Group, Inc.	533	20,872
State Auto Financial Corp.	446	10,071
State National Cos., Inc.	765	8,354
Third Point Reinsurance Ltd. (a)	1,141	14,365
Torchmark Corp.	1,392	86,123
Travelers Cos., Inc.	3,789	440,358
Trupanion, Inc. (a)	205	3,091
United Fire Group, Inc.	252	10,584
United Insurance Holdings Corp.	218	3,457
Universal Insurance Holdings, Inc.	335	7,283
Unum Group	3,233	108,014
Validus Holdings Ltd.	871	43,053
W.R. Berkley Corp.	1,200	69,828
White Mountains Insurance Group Ltd.	47	38,602
WMIH Corp. (a)	1,915	4,634

Common Stocks	Shares	Value
Insurance (continued)
XL Group Ltd.	3,623	$125,392

		7,996,573
Internet & Catalog Retail — 1.9%
Amazon.com, Inc. (a)	5,063	3,841,855
Etsy, Inc. (a)	1,127	11,338
Expedia, Inc.	1,583	184,657
FTD Cos., Inc. (a)	264	6,682
Groupon, Inc. (a)	4,265	20,557
HSN, Inc.	308	15,757
Liberty Interactive Corp QVC Group, Series A (a)	5,696	152,710
Liberty TripAdvisor Holdings, Inc., Series A (a)	782	18,510
Liberty Ventures, Series A (a)	1,873	70,631
Netflix, Inc. (a)	4,819	439,734
Nutrisystem, Inc.	325	9,613
Overstock.com, Inc. (a)	145	2,364
PetMed Express, Inc.	418	8,665
Priceline Group, Inc. (a)	647	873,974
RetailMeNot, Inc. (a)	340	2,839
Shutterfly, Inc. (a)	367	19,521
TripAdvisor, Inc. (a)	1,459	102,086
Wayfair, Inc., Class A (a)	359	15,616

		5,797,109
Internet Software & Services — 4.0%
Akamai Technologies, Inc. (a)	2,078	105,001
Alphabet, Inc., Class A (a)	3,806	3,011,840
Alphabet, Inc., Class C (a)	3,867	2,972,911
Angie’s List, Inc. (a)	439	3,552
Bankrate, Inc. (a)	823	6,559
Bazaarvoice, Inc. (a)	881	3,656
Benefitfocus, Inc. (a)	130	5,590
Blucora, Inc. (a)	670	6,841
Box, Inc., Class A (a)	510	5,942
Brightcove, Inc. (a)	354	3,706
ChannelAdvisor Corp. (a)	283	4,460
Chegg, Inc. (a)	1,883	10,149
Cimpress NV (a)	373	35,360
CommerceHub, Inc., Series A (a)	157	2,214
CommerceHub, Inc., Series C (a)	315	4,410
ComScore, Inc. (a)	513	13,312
Cornerstone OnDemand, Inc. (a)	587	25,353
CoStar Group, Inc. (a)	397	82,536
Cvent, Inc. (a)	338	11,026
EarthLink Holdings Corp.	1,334	9,045
eBay, Inc. (a)	14,077	438,639
Endurance International Group Holdings, Inc. (a)	771	6,924
Envestnet, Inc. (a)	711	27,139
Everyday Health, Inc. (a)	310	2,530
Facebook, Inc., Class A (a)	29,180	3,616,569
Five9, Inc. (a)	384	4,842
Global Eagle Entertainment, Inc. (a)	478	3,920
GoDaddy, Inc., Class A (a)	525	15,708
Gogo, Inc. (a)	740	6,223
GrubHub, Inc. (a)	1,227	46,528
GTT Communications, Inc. (a)	331	6,795
Hortonworks, Inc. (a)	362	4,239
IAC/InterActiveCorp	978	56,685
IntraLinks Holdings, Inc. (a)	114	793
j2 Global, Inc.	557	37,230
LendingClub Corp. (a)	5,281	24,398
LinkedIn Corp., Class A (a)	1,544	297,575
LivePerson, Inc. (a)	1,406	9,385
LogMeIn, Inc. (a)	289	24,828
Marketo, Inc. (a)	461	16,218
Match Group, Inc. (a)(b)	532	8,379
MeetMe, Inc. (a)	514	3,305

See Notes to Financial Statements.

80	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
MINDBODY, Inc., Class A (a)	188	$3,303
Monster Worldwide, Inc. (a)	312	789
New Relic, Inc. (a)	253	8,713
NIC, Inc.	675	15,741
Pandora Media, Inc. (a)	3,121	42,446
Perficient, Inc. (a)	397	8,821
Q2 Holdings, Inc. (a)	265	7,865
Quotient Technology, Inc. (a)	676	8,558
Rackspace Hosting, Inc. (a)	1,650	38,660
Shutterstock, Inc. (a)	220	12,120
SPS Commerce, Inc. (a)	180	11,398
Stamps.com, Inc. (a)	182	13,797
TrueCar, Inc. (a)	587	5,500
Twitter, Inc. (a)	8,542	142,139
VeriSign, Inc. (a)	1,168	101,161
Web.com Group, Inc. (a)	472	8,902
WebMD Health Corp. (a)	407	24,831
Xactly Corp. (a)	252	3,130
XO Group, Inc. (a)	558	10,172
Yahoo!, Inc. (a)	11,422	436,206
Yelp, Inc. (a)	1,060	34,100
Zillow Group, Inc., Class A (a)(b)	644	25,380
Zillow Group, Inc., Class C (a)	1,471	57,737

		12,003,784
IT Services — 3.6%
Accenture PLC, Class A	8,188	923,688
Acxiom Corp. (a)	798	18,314
Alliance Data Systems Corp. (a)	758	175,568
Amdocs Ltd.	1,988	116,020
Automatic Data Processing, Inc.	6,010	534,589
Black Knight Financial Services, Inc., Class A (a)	219	8,508
Blackhawk Network Holdings, Inc. (a)	602	20,944
Booz Allen Hamilton Holding Corp.	1,416	43,726
Broadridge Financial Solutions, Inc.	1,529	103,483
CACI International, Inc., Class A (a)	343	32,698
Cardtronics PLC, Class A (a)	736	32,377
Cass Information Systems, Inc.	213	11,070
Cognizant Technology Solutions Corp., Class A (a)	7,917	455,148
Computer Sciences Corp.	1,760	84,181
Convergys Corp.	1,254	33,419
CoreLogic, Inc. (a)	1,040	41,891
CSG Systems International, Inc.	329	13,245
CSRA, Inc.	2,072	55,778
DST Systems, Inc.	434	53,525
EPAM Systems, Inc. (a)	555	38,983
Euronet Worldwide, Inc. (a)	577	44,002
EVERTEC, Inc.	688	11,834
ExlService Holdings, Inc. (a)	597	29,557
Fidelity National Information Services, Inc.	4,261	338,877
First Data Corp., Class A (a)	4,289	53,184
Fiserv, Inc. (a)	2,896	319,603
FleetCor Technologies, Inc. (a)	1,214	184,139
Forrester Research, Inc.	194	7,940
Gartner, Inc. (a)	986	98,846
Genpact Ltd. (a)	1,663	44,518
Global Payments, Inc.	2,022	150,962
Hackett Group, Inc.	203	2,718
International Business Machines Corp.	11,488	1,845,203
Jack Henry & Associates, Inc.	979	87,376
Leidos Holdings, Inc.	772	38,608
Mantech International Corp., Class A	271	10,707
Mastercard, Inc., Class A	12,653	1,205,072
MAXIMUS, Inc.	760	44,779
Paychex, Inc.	4,236	251,110
PayPal Holdings, Inc. (a)	14,894	554,653
Sabre Corp.	2,637	76,868

Common Stocks	Shares	Value
IT Services (continued)
Science Applications International Corp.	603	$36,638
Square, Inc., Class A (a)	538	5,418
Syntel, Inc. (a)	464	21,024
TeleTech Holdings, Inc.	224	6,393
Teradata Corp. (a)	1,847	52,418
Total System Services, Inc.	2,193	111,668
Travelport Worldwide Ltd.	2,585	34,872
Unisys Corp. (a)	1,258	12,467
Vantiv, Inc., Class A (a)	2,018	110,526
VeriFone Systems, Inc. (a)	1,973	37,803
Virtusa Corp. (a)	333	9,058
Visa, Inc., Class A	24,919	1,944,928
Western Union Co.	6,393	127,860
WEX, Inc. (a)	545	51,056
Xerox Corp.	13,847	142,624

		10,902,464
Leisure Products — 0.2%
Brunswick Corp.	1,238	61,430
Callaway Golf Co.	1,100	11,770
Hasbro, Inc.	1,489	120,952
Malibu Boats, Inc. (a)	1,412	19,260
Mattel, Inc.	4,300	143,534
Nautilus, Inc. (a)	391	7,366
Polaris Industries, Inc.	693	68,434
Smith & Wesson Holding Corp. (a)	596	17,552
Sturm Ruger & Co., Inc.	183	12,444
Vista Outdoor, Inc. (a)	888	44,444

		507,186
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc. (a)(b)	238	4,677
Agilent Technologies, Inc.	4,250	204,468
Albany Molecular Research, Inc. (a)	239	3,451
Bio-Rad Laboratories, Inc., Class A (a)	267	38,739
Bio-Techne Corp.	542	60,932
Bruker Corp.	1,115	27,786
Cambrex Corp. (a)	353	18,501
Charles River Laboratories International, Inc. (a)	689	60,584
Enzo Biochem, Inc. (a)	451	3,144
Fluidigm Corp. (a)	1,288	13,588
Illumina, Inc. (a)	1,743	289,948
INC Research Holdings, Inc., Class A (a)	440	19,584
Luminex Corp. (a)	494	10,586
Mettler-Toledo International, Inc. (a)	340	139,811
NanoString Technologies, Inc. (a)	178	2,419
NeoGenomics, Inc. (a)	792	6,906
Pacific Biosciences of California, Inc. (a)	828	7,079
PAREXEL International Corp. (a)	635	42,450
PerkinElmer, Inc.	1,365	77,696
PRA Health Sciences, Inc. (a)	261	12,105
QIAGEN NV (a)	3,339	89,485
Quintiles Transnational Holdings, Inc. (a)	1,099	85,326
Thermo Fisher Scientific, Inc.	5,142	816,755
VWR Corp. (a)	774	24,242
Waters Corp. (a)	987	156,864

		2,217,126
Machinery — 1.6%
Actuant Corp., Class A	603	14,321
AGCO Corp.	901	43,392
Alamo Group, Inc.	115	7,720
Albany International Corp., Class A	325	13,757
Altra Industrial Motion Corp.	368	10,451
American Railcar Industries, Inc.	85	3,571
Astec Industries, Inc.	172	10,368
Barnes Group, Inc.	540	20,482

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	81

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Briggs & Stratton Corp.	468	$10,638
Caterpillar, Inc.	7,280	602,493
Chart Industries, Inc. (a)	393	11,798
CIRCOR International, Inc.	191	10,875
CLARCOR, Inc.	591	36,796
Colfax Corp. (a)	1,330	39,049
Crane Co.	557	34,701
Cummins, Inc.	2,073	254,502
Deere & Co.	4,045	314,337
Donaldson Co., Inc.	1,508	54,484
Douglas Dynamics, Inc.	346	9,273
Dover Corp.	1,932	138,003
Energy Recovery, Inc. (a)	326	3,488
EnPro Industries, Inc.	257	11,758
ESCO Technologies, Inc.	284	12,027
Federal Signal Corp.	747	9,823
Flowserve Corp.	1,634	78,187
Fortive Corp. (a)	3,439	165,794
Global Brass & Copper Holdings, Inc.	268	7,590
Gorman-Rupp Co.	250	6,772
Graco, Inc.	710	52,547
Greenbrier Cos., Inc.	310	10,177
Harsco Corp.	1,125	11,014
Hurco Cos., Inc.	365	9,720
Hyster-Yale Materials Handling, Inc.	114	7,272
IDEX Corp.	1,081	97,063
Illinois Tool Works, Inc.	3,908	450,983
Ingersoll-Rand PLC	3,368	223,164
ITT, Inc.	1,036	32,851
John Bean Technologies Corp.	309	20,678
Joy Global, Inc.	1,473	40,699
Kadant, Inc.	188	10,329
Kennametal, Inc.	803	19,963
Lincoln Electric Holdings, Inc.	783	48,593
Lindsay Corp.	135	9,472
Lydall, Inc. (a)	211	9,427
Manitowoc Co., Inc.	1,594	8,879
Manitowoc Foodservice, Inc. (a)	1,921	35,231
Meritor, Inc. (a)	1,112	9,319
Middleby Corp. (a)	699	84,146
Mueller Industries, Inc.	1,022	34,789
Mueller Water Products, Inc., Series A	2,744	32,544
Navistar International Corp. (a)	657	8,423
NN, Inc.	453	7,642
Nordson Corp.	735	64,893
Oshkosh Corp.	817	45,008
PACCAR, Inc.	4,503	265,542
Parker Hannifin Corp.	1,739	198,576
Pentair PLC	2,073	132,299
Proto Labs, Inc. (a)	403	22,181
RBC Bearings, Inc. (a)	421	32,009
Rexnord Corp. (a)	996	21,205
Snap-on, Inc.	737	115,834
SPX Corp. (a)	436	6,601
SPX FLOW, Inc. (a)	395	10,776
Stanley Black & Decker, Inc.	1,938	235,855
Sun Hydraulics Corp.	287	8,667
Tennant Co.	185	11,855
Terex Corp.	1,099	26,530
Timken Co.	1,039	34,754
Titan International, Inc.	151	998
Toro Co.	668	61,423
TriMas Corp. (a)	595	10,633
Trinity Industries, Inc.	1,794	41,639
Valmont Industries, Inc.	259	33,916
Wabash National Corp. (a)	751	10,874
WABCO Holdings, Inc. (a)	686	68,785

Common Stocks	Shares	Value
Machinery (continued)
Wabtec Corp.	1,068	$73,158
Watts Water Technologies, Inc., Class A	288	17,813
Woodward, Inc.	722	42,266
Xylem, Inc.	2,115	101,118

		4,906,583
Marine — 0.0%
Kirby Corp. (a)	611	33,293
Matson, Inc.	435	16,256

		49,549
Media — 2.9%
AMC Entertainment Holdings, Inc., Class A	280	8,238
AMC Networks, Inc., Class A (a)	840	46,502
Cable One, Inc.	65	34,052
Carmike Cinemas, Inc. (a)	700	21,574
CBS Corp., Class B	5,330	278,333
Charter Communications, Inc., Class A (a)	2,621	615,594
Cinemark Holdings, Inc.	1,494	56,174
Comcast Corp., Class A	31,627	2,126,916
Daily Journal Corp. (a)	50	11,420
Discovery Communications, Inc., Class A (a)	1,983	49,753
Discovery Communications, Inc., Class C (a)	3,238	79,461
DISH Network Corp., Class A (a)	2,634	140,708
DreamWorks Animation SKG, Inc., Class A (a)	1,108	45,395
Entravision Communications Corp., Class A	1,689	12,262
Eros International PLC (a)	272	4,736
EW Scripps Co. (a)	675	11,448
Gannett Co., Inc.	1,783	22,751
Gray Television, Inc. (a)	742	7,346
IMAX Corp. (a)	999	31,558
Interpublic Group of Cos., Inc.	5,337	123,071
John Wiley & Sons, Inc., Class A	554	31,966
Liberty Braves Group, Class A (a)	1,005	16,572
Liberty Braves Group, Class C (a)	955	15,261
Liberty Broadband Corp., Class A (a)	378	23,742
Liberty Broadband Corp., Class C (a)	1,403	88,824
Liberty Media Group, Class A (a)	581	13,189
Liberty Media Group, Class C (a)	672	15,066
Liberty SiriusXM Group, Class A (a)	822	29,387
Liberty SiriusXM Group, Class C (a)	1,536	54,144
Lions Gate Entertainment Corp.	1,594	31,864
Live Nation Entertainment, Inc. (a)	1,726	47,327
Madison Square Garden Co., Class A (a)	268	48,988
MDC Partners, Inc., Class A	524	6,686
Media General, Inc. (a)	1,100	19,349
Meredith Corp.	600	32,688
MSG Networks, Inc., Class A (a)	1,355	21,748
National CineMedia, Inc.	772	12,028
New Media Investment Group, Inc.	543	9,589
New York Times Co., Class A	1,340	17,393
News Corp., Class A	5,052	65,524
News Corp., Class B	1,213	16,303
Nexstar Broadcasting Group, Inc., Class A	306	15,468
Omnicom Group, Inc.	3,092	254,441
Regal Entertainment Group, Class A (b)	1,087	25,566
Scholastic Corp.	288	11,837
Scripps Networks Interactive, Inc., Class A	1,114	73,591
Sinclair Broadcast Group, Inc., Class A	1,034	28,766
Sirius XM Holdings, Inc. (a)	23,625	103,714
Starz, Class A (a)	1,108	33,495
TEGNA, Inc.	2,781	60,904
Thomson Reuters Corp.	3,992	168,103
Time Warner, Inc.	10,329	791,718
Time, Inc.	1,158	18,910
Tribune Media Co., Class A	1,060	39,273
TRONC, Inc.	206	3,088

See Notes to Financial Statements.

82	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class A	14,002	$373,013
Twenty-First Century Fox, Inc., Class B	6,610	178,668
Viacom, Inc., Class A	144	7,148
Viacom, Inc., Class B	4,567	207,662
Walt Disney Co.	19,605	1,881,100
World Wrestling Entertainment, Inc.	443	8,749

		8,630,144
Metals & Mining — 0.5%
AK Steel Holding Corp. (a)	2,666	17,489
Alcoa, Inc.	17,308	183,811
Allegheny Technologies, Inc.	1,209	21,532
Carpenter Technology Corp.	506	19,860
Century Aluminum Co. (a)	510	3,871
Cliffs Natural Resources, Inc. (a)	1,927	15,243
Coeur Mining, Inc. (a)	1,728	26,473
Commercial Metals Co.	1,859	30,748
Compass Minerals International, Inc.	466	32,429
Ferroglobe PLC	844	7,866
Freeport-McMoRan, Inc.	16,497	213,801
Haynes International, Inc.	341	12,951
Hecla Mining Co.	4,240	27,518
Materion Corp.	360	9,508
Newmont Mining Corp.	7,012	308,528
Nucor Corp.	4,218	226,254
Olympic Steel, Inc.	97	2,780
Reliance Steel & Aluminum Co.	807	63,301
Royal Gold, Inc.	913	77,185
Ryerson Holding Corp. (a)	148	2,137
Schnitzer Steel Industries, Inc., Class A	603	11,752
Southern Copper Corp.	1,109	28,823
Steel Dynamics, Inc.	2,945	78,985
Stillwater Mining Co. (a)	1,336	20,441
SunCoke Energy, Inc.	2,619	19,983
Tahoe Resources, Inc.	4,036	62,800
TimkenSteel Corp.	882	8,838
U.S. Silica Holdings, Inc.	962	33,160
United States Steel Corp.	1,933	53,138
Worthington Industries, Inc.	691	30,618

		1,651,823
Multi-Utilities — 1.2%
Alliant Energy Corp.	2,992	120,428
Ameren Corp.	3,140	164,662
Avista Corp.	655	28,493
Black Hills Corp.	589	37,136
CenterPoint Energy, Inc.	5,782	138,305
CMS Energy Corp.	3,590	162,196
Consolidated Edison, Inc.	3,943	315,755
Dominion Resources, Inc.	8,167	637,189
DTE Energy Co.	2,324	226,637
MDU Resources Group, Inc.	2,464	59,259
NiSource, Inc.	4,101	105,232
NorthWestern Corp.	810	49,199
PG&E Corp.	6,569	420,022
Public Service Enterprise Group, Inc.	6,659	306,381
SCANA Corp.	1,651	123,726
Sempra Energy	3,245	363,051
Vectren Corp.	1,128	58,351
WEC Energy Group, Inc.	4,210	273,271

		3,589,293
Multiline Retail — 0.6%
Big Lots, Inc.	678	36,056
Burlington Stores, Inc. (a)	899	68,783
Dillard’s, Inc., Class A	209	14,145
Dollar General Corp.	3,679	348,548

Common Stocks	Shares	Value
Multiline Retail (continued)
Dollar Tree, Inc. (a)	2,958	$284,826
Fred’s, Inc., Class A	569	9,041
JC Penney Co., Inc. (a)	4,280	41,345
Kohl’s Corp.	2,466	102,561
Macy’s, Inc.	3,611	129,382
Nordstrom, Inc.	1,753	77,535
Ollie’s Bargain Outlet Holdings, Inc. (a)	204	5,333
Sears Holdings Corp. (a)	57	878
Target Corp.	7,708	580,644
Tuesday Morning Corp. (a)	3,262	25,737

		1,724,814
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	594	19,483
Oil, Gas & Consumable Fuels — 5.2%
Alon USA Energy, Inc.	1,750	12,373
Anadarko Petroleum Corp.	6,110	333,178
Antero Resources Corp. (a)	2,417	63,301
Apache Corp.	5,006	262,815
Bill Barrett Corp. (a)	1,200	7,164
Cabot Oil & Gas Corp.	6,008	148,217
California Resources Corp.	482	4,945
Callon Petroleum Co. (a)	1,372	15,627
Cheniere Energy, Inc. (a)	2,482	103,822
Chesapeake Energy Corp. (a)	8,262	44,780
Chevron Corp.	24,582	2,519,163
Cimarex Energy Co.	1,231	147,745
Clayton Williams Energy, Inc. (a)	91	3,432
Clean Energy Fuels Corp. (a)	4,411	13,189
Cobalt International Energy, Inc. (a)	4,262	6,350
Concho Resources, Inc. (a)	1,710	212,382
ConocoPhillips	16,202	661,366
CONSOL Energy, Inc.	3,059	59,283
Contango Oil & Gas Co. (a)	215	1,984
Continental Resources, Inc. (a)	1,141	50,261
Delek U.S. Holdings, Inc.	690	8,639
Denbury Resources, Inc.	3,596	10,428
Devon Energy Corp.	6,897	264,017
DHT Holdings, Inc.	1,316	6,133
Diamondback Energy, Inc. (a)	1,023	89,809
Dorian LPG Ltd. (a)	1,952	12,044
Eclipse Resources Corp. (a)	580	1,827
Energen Corp.	1,290	61,120
EOG Resources, Inc.	7,201	588,322
EP Energy Corp., Class A (a)	381	1,589
EQT Corp.	2,246	163,644
EXCO Resources, Inc. (a)	695	959
Exxon Mobil Corp.	54,068	4,809,349
Frontline Ltd.	788	6,257
GasLog Ltd.	586	7,835
Golar LNG Ltd.	919	15,586
Green Plains, Inc.	467	10,592
Gulfport Energy Corp. (a)	1,753	50,995
Hess Corp.	3,733	200,275
HollyFrontier Corp.	2,359	59,966
Kinder Morgan, Inc.	22,874	465,028
Kosmos Energy Ltd. (a)	1,701	9,441
Laredo Petroleum, Inc. (a)	1,443	14,459
Marathon Oil Corp.	10,610	144,720
Marathon Petroleum Corp.	6,169	242,997
Matador Resources Co. (a)	927	19,550
Memorial Resource Development Corp. (a)	1,103	16,523
Murphy Oil Corp.	2,018	55,354
Murphy USA, Inc. (a)	456	34,948
Newfield Exploration Co. (a)	2,538	109,895
Noble Energy, Inc.	5,582	199,389
Nordic American Tankers Ltd. (b)	840	10,332

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	83

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc. (a)	1,813	$7,180
Oasis Petroleum, Inc. (a)	1,810	13,756
Occidental Petroleum Corp.	9,970	745,058
ONEOK, Inc.	2,746	122,993
Overseas Shipholding Group, Inc., Class A	256	3,274
Panhandle Oil and Gas, Inc.	196	3,207
Par Pacific Holdings, Inc. (a)	1,437	21,555
Parsley Energy, Inc., Class A (a)	1,983	56,535
PBF Energy, Inc., Class A	1,324	29,578
PDC Energy, Inc. (a)	512	28,042
Phillips 66	5,946	452,253
Pioneer Natural Resources Co.	2,116	343,998
QEP Resources, Inc.	3,366	61,261
Range Resources Corp.	2,090	84,248
Renewable Energy Group, Inc. (a)	1,844	17,979
REX American Resources Corp. (a)	47	3,093
Ring Energy, Inc. (a)	401	3,184
RSP Permian, Inc. (a)	871	31,312
Scorpio Tankers, Inc.	1,881	8,954
SemGroup Corp., Class A	942	27,280
Ship Finance International Ltd. (b)	499	7,535
SM Energy Co.	748	20,293
Southwestern Energy Co. (a)	6,584	95,995
Spectra Energy Corp.	9,258	333,010
Synergy Resources Corp. (a)	1,919	12,493
Targa Resources Corp.	2,206	82,196
Teekay Corp.	710	4,402
Teekay Tankers Ltd., Class A	5,017	14,800
Tesoro Corp.	1,368	104,173
Valero Energy Corp.	5,398	282,207
Western Refining, Inc.	1,148	23,936
Whiting Petroleum Corp. (a)	2,221	16,369
Williams Cos., Inc.	8,103	194,229
World Fuel Services Corp.	1,010	48,076
WPX Energy, Inc. (a)	4,762	47,572

		15,715,425
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	455	12,362
Clearwater Paper Corp. (a)	174	10,946
Deltic Timber Corp.	167	11,510
Domtar Corp.	923	36,339
International Paper Co.	5,377	246,320
KapStone Paper and Packaging Corp.	852	12,167
Louisiana-Pacific Corp. (a)	2,158	43,592
Neenah Paper, Inc.	161	12,144
PH Glatfelter Co.	453	9,359
Schweitzer-Mauduit International, Inc.	310	11,721

		406,460
Personal Products — 0.2%
Avon Products, Inc.	4,553	18,531
Coty, Inc., Class A (b)	743	19,964
Edgewell Personal Care Co. (a)	666	56,350
Elizabeth Arden, Inc. (a)	281	3,906
Estee Lauder Cos., Inc., Class A	2,834	263,279
Herbalife Ltd. (a)	999	67,942
Inter Parfums, Inc.	236	7,679
Lifevantage Corp. (a)	178	2,490
Medifast, Inc.	293	10,320
Natural Health Trends Corp.	98	3,292
Nu Skin Enterprises, Inc., Class A	617	32,948
Revlon, Inc., Class A (a)	106	3,762
USANA Health Sciences, Inc. (a)	60	8,239

		498,702

Common Stocks	Shares	Value
Pharmaceuticals — 4.9%
Aerie Pharmaceuticals, Inc. (a)	271	$4,702
Akorn, Inc. (a)	1,281	43,849
Allergan PLC (a)	4,703	1,189,624
Amphastar Pharmaceuticals, Inc. (a)	462	7,475
ANI Pharmaceuticals, Inc. (a)	175	10,605
Aratana Therapeutics, Inc. (a)	403	3,059
Bio-Path Holdings, Inc. (a)	1,124	1,911
Bristol-Myers Squibb Co.	21,870	1,636,095
Catalent, Inc. (a)	1,480	37,799
Cempra, Inc. (a)	471	8,464
Collegium Pharmaceutical, Inc. (a)	181	2,196
Corcept Therapeutics, Inc. (a)	742	4,304
Depomed, Inc. (a)	620	11,761
Dermira, Inc. (a)	241	8,088
Eli Lilly & Co.	12,870	1,066,794
Endo International PLC (a)	2,048	35,553
Heska Corp. (a)	84	3,574
Horizon Pharma PLC (a)	2,517	48,553
Impax Laboratories, Inc. (a)	1,124	35,316
Intersect ENT, Inc. (a)	286	4,530
Intra-Cellular Therapies, Inc. (a)	387	15,790
Johnson & Johnson	35,855	4,490,122
Lannett Co., Inc. (a)	309	9,647
Mallinckrodt PLC (a)	1,347	90,707
Medicines Co. (a)	755	29,528
Merck & Co., Inc.	36,369	2,133,406
Mylan NV (a)	5,795	271,148
Nektar Therapeutics (a)	2,122	36,689
Omeros Corp. (a)	872	10,255
Pacira Pharmaceuticals, Inc. (a)	652	23,635
Paratek Pharmaceuticals, Inc. (a)	182	2,342
Perrigo Co. PLC	1,555	142,111
Pfizer, Inc.	78,592	2,899,259
Phibro Animal Health Corp., Class A	430	8,871
Prestige Brands Holdings, Inc. (a)	784	41,944
Relypsa, Inc. (a)	421	13,447
Revance Therapeutics, Inc. (a)	232	3,130
Sagent Pharmaceuticals, Inc. (a)	1,089	23,620
Sciclone Pharmaceuticals, Inc. (a)	561	5,924
Sucampo Pharmaceuticals, Inc., Class A (a)	1,134	13,324
Supernus Pharmaceuticals, Inc. (a)	518	11,510
Teligent, Inc. (a)	475	3,857
TherapeuticsMD, Inc. (a)	1,717	13,341
Theravance Biopharma, Inc. (a)	419	10,689
Zoetis, Inc.	6,088	307,261
Zogenix, Inc. (a)	96	876

		14,776,685
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	1,250	12,475
PROS Holdings, Inc. (a)	583	10,832
QLIK Technologies, Inc. (a)	1,340	40,468

		63,775
Professional Services — 0.4%
Advisory Board Co. (a)	462	19,293
Barrett Business Services, Inc.	75	3,224
CBIZ, Inc. (a)	770	8,324
CEB, Inc.	509	30,560
Dun & Bradstreet Corp.	461	59,584
Equifax, Inc.	1,536	203,459
Exponent, Inc.	279	14,176
FTI Consulting, Inc. (a)	702	30,074
Heidrick & Struggles International, Inc.	563	10,956
Huron Consulting Group, Inc. (a)	239	14,691
ICF International, Inc. (a)	241	9,973
Insperity, Inc.	161	12,637

See Notes to Financial Statements.

84	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Professional Services (continued)
Kelly Services, Inc., Class A	388	$7,942
Kforce, Inc.	363	6,483
Korn/Ferry International	1,027	23,631
ManpowerGroup, Inc.	900	62,460
Mistras Group, Inc. (a)	335	8,395
Navigant Consulting, Inc. (a)	589	11,609
Nielsen Holdings PLC	4,719	254,165
On Assignment, Inc. (a)	800	29,560
Paylocity Holding Corp. (a)	195	8,705
Resources Connection, Inc.	605	9,014
Robert Half International, Inc.	1,653	60,401
RPX Corp. (a)	744	7,492
TransUnion (a)	558	18,258
TriNet Group, Inc. (a)	472	10,238
TrueBlue, Inc. (a)	477	10,651
Verisk Analytics, Inc. (a)	2,009	171,328
WageWorks, Inc. (a)	409	25,280

		1,142,563
Real Estate Investment Trusts (REITs) — 4.5%
Acadia Realty Trust	752	28,320
AG Mortgage Investment Trust, Inc.	900	13,482
Agree Realty Corp.	266	13,492
Alexander’s, Inc.	23	9,873
Alexandria Real Estate Equities, Inc.	1,012	113,648
American Assets Trust, Inc.	348	15,966
American Campus Communities, Inc.	1,563	84,511
American Capital Agency Corp.	4,286	83,963
American Capital Mortgage Investment Corp.	730	11,943
American Homes 4 Rent, Class A	1,971	42,771
American Tower Corp.	5,638	652,711
Annaly Capital Management, Inc.	12,405	136,207
Anworth Mortgage Asset Corp.	2,687	13,220
Apartment Investment & Management Co., Class A	2,297	105,593
Apollo Commercial Real Estate Finance, Inc.	485	7,881
Apollo Residential Mortgage, Inc.	557	7,558
Apple Hospitality REIT, Inc.	1,971	40,149
ARMOUR Residential REIT, Inc.	558	11,874
Ashford Hospitality Trust, Inc.	2,926	17,439
AvalonBay Communities, Inc.	1,825	338,811
Boston Properties, Inc.	2,021	287,245
Brandywine Realty Trust	1,823	30,754
Brixmor Property Group, Inc.	2,295	65,178
Camden Property Trust	1,018	91,203
Capstead Mortgage Corp.	858	8,537
Care Capital Properties, Inc.	1,562	46,204
Catchmark Timber Trust, Inc.	1,550	18,770
CBL & Associates Properties, Inc.	1,816	22,319
Cedar Realty Trust, Inc.	1,848	14,858
Chatham Lodging Trust	600	14,388
Chesapeake Lodging Trust	691	17,462
Chimera Investment Corp.	2,385	40,020
Colony Capital, Inc., Class A	2,272	40,396
Colony Starwood Homes	708	23,194
Columbia Property Trust, Inc.	2,109	51,249
Communications Sales & Leasing, Inc.	1,679	52,183
CorEnergy Infrastructure Trust, Inc.	125	3,678
Coresite Realty Corp.	381	31,444
Corporate Office Properties Trust	1,599	47,906
Corrections Corp. of America	1,454	46,601
Cousins Properties, Inc.	3,861	41,081
Crown Castle International Corp.	4,511	437,702
CubeSmart	2,336	69,403
CyrusOne, Inc.	864	47,364
CYS Investments, Inc.	1,975	17,676
DCT Industrial Trust, Inc.	1,296	65,085
DDR Corp.	3,861	76,216

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
DiamondRock Hospitality Co.	2,127	$20,887
Digital Realty Trust, Inc.	1,900	198,474
Douglas Emmett, Inc.	1,538	58,506
Duke Realty Corp.	4,368	125,755
DuPont Fabros Technology, Inc.	1,084	51,848
Easterly Government Properties, Inc.	274	5,614
EastGroup Properties, Inc.	302	22,233
Education Realty Trust, Inc.	749	36,057
Empire State Realty Trust, Inc., Class A	2,224	46,682
EPR Properties	767	64,443
Equinix, Inc.	797	297,177
Equity Commonwealth (a)	1,678	50,374
Equity Lifestyle Properties, Inc.	937	77,059
Equity One, Inc.	968	32,205
Equity Residential	4,611	313,502
Essex Property Trust, Inc.	878	205,347
Extra Space Storage, Inc.	1,588	136,600
Federal Realty Investment Trust	894	151,712
FelCor Lodging Trust, Inc.	2,013	12,783
First Industrial Realty Trust, Inc.	1,405	41,405
First Potomac Realty Trust	1,256	12,698
Forest City Realty Trust, Inc., Class A	2,952	69,815
Four Corners Property Trust, Inc.	623	13,525
Franklin Street Properties Corp.	1,198	15,358
Gaming and Leisure Properties, Inc.	3,083	110,464
General Growth Properties, Inc.	7,803	249,306
Geo Group, Inc.	1,156	40,009
Getty Realty Corp.	583	13,246
Global Net Lease, Inc.	1,791	15,635
Gramercy Property Trust	5,142	51,369
HCP, Inc.	6,103	239,421
Healthcare Realty Trust, Inc.	1,142	41,295
Healthcare Trust of America, Inc., Class A	1,471	50,088
Hersha Hospitality Trust	628	11,869
Highwoods Properties, Inc.	1,147	63,911
Hospitality Properties Trust	1,585	50,577
Host Hotels & Resorts, Inc.	10,107	179,298
Hudson Pacific Properties, Inc.	869	29,381
InfraREIT, Inc.	504	8,901
Invesco Mortgage Capital, Inc.	1,082	15,581
Investors Real Estate Trust	1,698	11,241
iStar, Inc. (a)	1,081	11,199
Kilroy Realty Corp.	1,138	83,313
Kimco Realty Corp.	5,257	168,750
Kite Realty Group Trust	866	26,335
Lamar Advertising Co., Class A	981	66,571
LaSalle Hotel Properties	1,736	47,827
Lexington Realty Trust	4,822	52,415
Liberty Property Trust	1,796	74,318
LTC Properties, Inc.	422	22,590
Macerich Co.	1,883	168,039
Mack-Cali Realty Corp.	1,616	45,571
Medical Properties Trust, Inc.	2,809	44,101
MFA Financial, Inc.	3,626	27,268
Mid-America Apartment Communities, Inc.	994	105,384
Monmouth Real Estate Investment Corp.	995	13,751
Monogram Residential Trust, Inc.	1,813	19,417
National Health Investors, Inc.	448	35,199
National Retail Properties, Inc.	1,712	91,010
National Storage Affiliates Trust	447	9,552
New Residential Investment Corp.	2,737	37,415
New Senior Investment Group, Inc.	1,250	14,987
New York Mortgage Trust, Inc.	1,322	8,646
New York REIT, Inc.	1,849	17,639
NorthStar Realty Europe Corp.	348	3,219
NorthStar Realty Finance Corp.	2,944	39,450
Omega Healthcare Investors, Inc.	2,243	77,383

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	85

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	2,320	$53,986
Paramount Group, Inc.	2,755	48,571
Parkway Properties, Inc.	947	16,449
Pebblebrook Hotel Trust	1,325	39,286
Pennsylvania Real Estate Investment Trust	878	22,336
PennyMac Mortgage Investment Trust (c)	716	11,621
Physicians Realty Trust	2,402	52,171
Piedmont Office Realty Trust, Inc., Class A	1,532	33,612
Post Properties, Inc.	593	37,709
Potlatch Corp.	455	17,404
Preferred Apartment Communities, Inc., Class A	280	4,164
Prologis, Inc.	7,066	385,026
PS Business Parks, Inc.	228	25,283
Public Storage	1,659	396,368
QTS Realty Trust, Inc., Class A	538	30,800
RAIT Financial Trust	337	1,068
Ramco-Gershenson Properties Trust	981	19,463
Rayonier, Inc.	1,921	52,290
Realty Income Corp.	3,453	246,786
Redwood Trust, Inc.	815	11,630
Regency Centers Corp.	1,334	113,297
Resource Capital Corp.	848	11,541
Retail Opportunity Investments Corp.	1,133	25,866
Retail Properties of America, Inc., Class A	2,693	47,478
Rexford Industrial Realty, Inc.	723	16,528
RLJ Lodging Trust	1,899	45,082
Sabra Health Care REIT, Inc.	770	18,411
Saul Centers, Inc.	143	9,605
Select Income REIT	644	17,877
Senior Housing Properties Trust	2,881	63,987
Seritage Growth Properties, Class A	269	13,466
Silver Bay Realty Trust Corp.	932	16,795
Simon Property Group, Inc.	4,069	923,826
SL Green Realty Corp.	1,274	150,103
Sovran Self Storage, Inc.	581	59,477
Spirit Realty Capital, Inc.	6,211	84,904
STAG Industrial, Inc.	789	20,025
Starwood Property Trust, Inc.	2,951	64,332
STORE Capital Corp.	2,108	65,749
Summit Hotel Properties, Inc.	1,087	15,414
Sun Communities, Inc.	877	69,415
Sunstone Hotel Investors, Inc.	3,407	45,313
Tanger Factory Outlet Centers, Inc.	1,038	43,326
Taubman Centers, Inc.	716	57,939
Terreno Realty Corp.	609	16,961
Tier REIT, Inc.	357	6,223
Two Harbors Investment Corp.	3,647	31,911
UDR, Inc.	3,506	130,528
Urban Edge Properties	926	27,697
Ventas, Inc.	4,528	344,852
VEREIT, Inc.	12,274	135,750
Vornado Realty Trust	2,270	243,798
Washington Real Estate Investment Trust	1,663	57,024
Weingarten Realty Investors	1,322	57,097
Welltower, Inc.	4,803	381,022
Western Asset Mortgage Capital Corp.	1,131	11,129
Weyerhaeuser Co.	9,741	318,726
Whitestone REIT	1,091	17,641
WP Carey, Inc.	1,262	91,684
WP Glimcher, Inc.	2,014	25,538
Xenia Hotels & Resorts, Inc.	1,228	22,055

		13,435,943
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	522	20,567
Altisource Portfolio Solutions SA (a)	124	2,884
Altisource Residential Corp.	1,032	9,907

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
CareTrust REIT, Inc.	892	$12,889
CBRE Group, Inc., Class A (a)	4,164	118,466
Forestar Group, Inc. (a)	840	10,315
Howard Hughes Corp. (a)	458	54,713
Jones Lang LaSalle, Inc.	344	37,658
Kennedy-Wilson Holdings, Inc.	968	20,376
RE/MAX Holdings, Inc., Class A	185	8,014
Realogy Holdings Corp. (a)	2,068	64,087
RMR Group, Inc., Class A	188	6,401

		366,277
Road & Rail — 0.8%
AMERCO, Inc.	77	30,454
ArcBest Corp.	1,241	23,219
Avis Budget Group, Inc. (a)	1,171	43,011
CSX Corp.	12,490	353,842
Genesee & Wyoming, Inc., Class A (a)	644	41,699
Heartland Express, Inc.	483	8,945
Hertz Global Holdings, Inc. (a)	853	41,524
JB Hunt Transport Services, Inc.	1,063	88,367
Kansas City Southern	1,377	132,344
Knight Transportation, Inc.	1,115	33,260
Landstar System, Inc.	482	33,976
Norfolk Southern Corp.	3,838	344,576
Old Dominion Freight Line, Inc. (a)	856	59,629
PAM Transportation Services, Inc. (a)	369	7,391
Ryder System, Inc.	599	39,474
Saia, Inc. (a)	336	9,707
Swift Transportation Co. (a)	872	16,786
Union Pacific Corp.	11,022	1,025,597
USA Truck, Inc. (a)	571	11,009
Werner Enterprises, Inc.	411	10,324
YRC Worldwide, Inc. (a)	264	3,134

		2,358,268
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc. (a)	707	28,789
Advanced Micro Devices, Inc. (a)	8,951	61,404
Alpha & Omega Semiconductor Ltd. (a)	229	3,272
Ambarella, Inc. (a)	493	28,584
Amkor Technology, Inc. (a)	1,149	7,227
Analog Devices, Inc.	3,978	253,916
Applied Materials, Inc.	14,296	375,842
Applied Micro Circuits Corp. (a)	1,318	8,672
Axcelis Technologies, Inc. (a)	263	2,814
Broadcom Ltd.	4,929	798,399
Brooks Automation, Inc.	820	10,275
Cabot Microelectronics Corp.	251	13,208
Cavium, Inc. (a)	811	37,849
CEVA, Inc. (a)	291	8,747
Cirrus Logic, Inc. (a)	860	41,787
Cree, Inc. (a)	1,339	38,295
Cypress Semiconductor Corp.	4,414	51,379
Diodes, Inc. (a)	460	8,515
DSP Group, Inc. (a)	1,117	12,097
Entegris, Inc. (a)	2,253	38,504
Fairchild Semiconductor International, Inc. (a)	1,730	34,150
First Solar, Inc. (a)	1,012	47,240
FormFactor, Inc. (a)	1,596	14,923
Inphi Corp. (a)	410	14,424
Integrated Device Technology, Inc. (a)	1,580	34,744
Intel Corp.	61,708	2,151,141
Intersil Corp., Class A	2,279	34,823
KLA-Tencor Corp.	1,970	149,149
Lam Research Corp.	2,058	184,747
Lattice Semiconductor Corp. (a)	1,364	8,198
Linear Technology Corp.	3,043	182,550

See Notes to Financial Statements.

86	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc. (a)	236	$9,324
Marvell Technology Group Ltd.	4,787	56,247
Maxim Integrated Products, Inc.	3,683	150,193
MaxLinear, Inc., Class A (a)	639	13,937
Microchip Technology, Inc.	2,689	149,616
Micron Technology, Inc. (a)	12,725	174,842
Microsemi Corp. (a)	1,455	56,745
MKS Instruments, Inc.	759	34,671
Monolithic Power Systems, Inc.	477	34,687
Nanometrics, Inc. (a)	423	8,477
NeoPhotonics Corp. (a)	339	4,254
NVIDIA Corp.	6,632	378,687
ON Semiconductor Corp. (a)	5,738	57,552
PDF Solutions, Inc. (a)	466	7,689
Photronics, Inc. (a)	760	7,342
Power Integrations, Inc.	300	17,121
Qorvo, Inc. (a)	1,691	106,922
Rambus, Inc. (a)	1,171	15,832
Rudolph Technologies, Inc. (a)	558	9,832
Semtech Corp. (a)	679	17,260
Silicon Laboratories, Inc. (a)	659	35,112
Skyworks Solutions, Inc.	2,209	145,838
SunPower Corp. (a)	570	8,311
Teradyne, Inc.	2,589	51,133
Tessera Technologies, Inc.	955	30,694
Texas Instruments, Inc.	13,170	918,607
Ultratech, Inc. (a)	368	8,994
Veeco Instruments, Inc. (a)	568	9,525
Xcerra Corp. (a)	1,092	6,661
Xilinx, Inc.	3,277	167,389

		7,379,158
Software — 4.2%
ACI Worldwide, Inc. (a)	1,248	24,723
Activision Blizzard, Inc.	7,367	295,859
Adobe Systems, Inc. (a)	6,408	627,087
Allscripts Healthcare Solutions, Inc. (a)	2,732	38,576
ANSYS, Inc. (a)	1,142	102,049
Aspen Technology, Inc. (a)	973	40,759
Atlassian Corp. PLC, Class A (a)	305	9,141
Autodesk, Inc. (a)	2,810	167,055
AVG Technologies NV (a)	455	11,252
Barracuda Networks, Inc. (a)	222	4,902
Blackbaud, Inc.	548	36,634
Bottomline Technologies, Inc. (a)	467	9,858
BroadSoft, Inc. (a)	296	13,270
CA, Inc.	3,581	124,082
Cadence Design Systems, Inc. (a)	3,940	94,757
Callidus Software, Inc. (a)	580	11,907
CDK Global, Inc.	1,877	108,472
Citrix Systems, Inc. (a)	2,063	183,875
CommVault Systems, Inc. (a)	456	23,593
Ebix, Inc.	247	13,170
Electronic Arts, Inc. (a)	3,801	290,092
Ellie Mae, Inc. (a)	401	36,936
EPIQ Systems, Inc.	540	8,824
ePlus, Inc. (a)	271	22,794
Fair Isaac Corp.	342	43,311
FireEye, Inc. (a)	2,300	40,066
FleetMatics Group PLC (a)	427	18,344
Fortinet, Inc. (a)	1,896	65,772
Gigamon, Inc. (a)	373	17,427
Globant SA (a)	234	9,872
Glu Mobile, Inc. (a)	377	882
Guidewire Software, Inc. (a)	967	59,442
HubSpot, Inc. (a)	326	17,796
Imperva, Inc. (a)	306	14,419

Common Stocks	Shares	Value
Software (continued)
Infoblox, Inc. (a)	660	$12,355
Interactive Intelligence Group, Inc. (a)	204	11,006
Intuit, Inc.	3,194	354,502
Manhattan Associates, Inc. (a)	824	47,833
Mentor Graphics Corp.	2,321	49,577
Microsoft Corp.	98,540	5,585,247
MicroStrategy, Inc., Class A (a)	173	30,256
Mitek Systems, Inc. (a)	331	2,499
Monotype Imaging Holdings, Inc.	435	8,609
Netscout Systems, Inc. (a)	1,400	39,172
NetSuite, Inc. (a)	473	51,486
Nuance Communications, Inc. (a)	2,520	40,496
Oracle Corp.	38,779	1,591,490
Paycom Software, Inc. (a)	683	32,244
Pegasystems, Inc.	357	9,960
Progress Software Corp. (a)	529	15,373
Proofpoint, Inc. (a)	615	46,660
PTC, Inc. (a)	1,574	62,535
Qualys, Inc. (a)	291	9,135
RealPage, Inc. (a)	558	14,034
Red Hat, Inc. (a)	2,385	179,567
Rovi Corp. (a)	208	3,913
Rubicon Project, Inc. (a)	334	4,716
salesforce.com, Inc. (a)	8,408	687,774
ServiceNow, Inc. (a)	2,101	157,407
Silver Spring Networks, Inc. (a)	531	6,675
Splunk, Inc. (a)	1,695	106,005
SS&C Technologies Holdings, Inc.	2,104	67,791
Symantec Corp.	8,075	164,972
Synchronoss Technologies, Inc. (a)	407	15,197
Synopsys, Inc. (a)	1,991	107,833
Tableau Software, Inc., Class A (a)	772	43,626
Take-Two Interactive Software, Inc. (a)	988	39,698
Tangoe, Inc. (a)	1,127	9,117
TiVo, Inc. (a)	1,073	11,309
Tyler Technologies, Inc. (a)	417	67,979
Ultimate Software Group, Inc. (a)	352	73,603
VASCO Data Security International, Inc. (a)	429	7,169
Verint Systems, Inc. (a)	938	33,083
VMware, Inc., Class A (a)	1,028	75,023
Workday, Inc., Class A (a)	1,488	124,010
Xura, Inc. (a)	355	8,822
Zendesk, Inc. (a)	1,285	38,858
Zynga, Inc., Class A (a)	7,390	21,209

		12,656,823
Specialty Retail — 2.5%
Aaron’s, Inc.	1,031	24,692
Abercrombie & Fitch Co., Class A	728	15,077
Advance Auto Parts, Inc.	915	155,422
American Eagle Outfitters, Inc.	2,416	43,295
Asbury Automotive Group, Inc. (a)	226	13,741
Ascena Retail Group, Inc. (a)	1,815	14,756
AutoNation, Inc. (a)	780	41,613
AutoZone, Inc. (a)	376	306,053
Barnes & Noble Education, Inc. (a)	348	4,023
Barnes & Noble, Inc.	631	8,253
Bed Bath & Beyond, Inc.	2,013	90,484
Best Buy Co., Inc.	3,645	122,472
BMC Stock Holdings, Inc. (a)	1,580	32,153
Buckle, Inc.	358	9,806
Cabela’s, Inc. (a)	696	35,934
Caleres, Inc.	471	12,397
CarMax, Inc. (a)	2,539	147,922
Cato Corp., Class A	301	10,767
Chico’s FAS, Inc.	1,412	16,958
Children’s Place Retail Stores, Inc.	192	16,047

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	87

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
CST Brands, Inc.	883	$39,488
Dick’s Sporting Goods, Inc.	1,035	53,085
DSW, Inc., Class A	1,296	31,441
Express, Inc. (a)	831	12,432
Finish Line, Inc., Class A	567	12,321
Five Below, Inc. (a)	775	39,533
Foot Locker, Inc.	1,785	106,422
Francesca’s Holdings Corp. (a)	821	10,435
GameStop Corp., Class A	1,258	38,935
Gap, Inc.	2,859	73,734
Genesco, Inc. (a)	217	15,064
GNC Holdings, Inc., Class A	1,064	21,716
Group 1 Automotive, Inc.	218	13,586
Guess?, Inc.	673	9,907
Haverty Furniture Cos., Inc.	502	9,252
Hibbett Sports, Inc. (a)	281	9,812
Home Depot, Inc.	16,219	2,242,115
L Brands, Inc.	3,200	236,480
Lithia Motors, Inc., Class A	362	31,237
Lowe’s Cos., Inc.	11,660	959,385
Lumber Liquidators Holdings, Inc. (a)	647	9,724
MarineMax, Inc. (a)	803	16,221
Mattress Firm Holding Corp. (a)	231	6,893
Michaels Cos., Inc. (a)	1,205	31,764
Monro Muffler Brake, Inc.	482	30,183
O’Reilly Automotive, Inc. (a)	1,226	356,312
Office Depot, Inc. (a)	8,318	28,780
Party City Holdco, Inc. (a)	70	1,121
Penske Automotive Group, Inc.	594	23,534
Pier 1 Imports, Inc.	1,225	6,272
Rent-A-Center, Inc.	723	7,808
Restoration Hardware Holdings, Inc. (a)	645	19,872
Ross Stores, Inc.	5,279	326,401
Sally Beauty Holdings, Inc. (a)	1,866	54,730
Select Comfort Corp. (a)	499	11,906
Shoe Carnival, Inc.	372	9,787
Signet Jewelers Ltd.	1,049	92,218
Sonic Automotive, Inc., Class A	412	7,490
Staples, Inc.	8,141	75,630
Tailored Brands, Inc.	727	10,651
Tiffany & Co.	1,462	94,328
Tile Shop Holdings, Inc. (a)	387	6,598
TJX Cos., Inc.	8,707	711,536
Tractor Supply Co.	1,752	160,571
Ulta Salon Cosmetics & Fragrance, Inc. (a)	757	197,736
Urban Outfitters, Inc. (a)	1,282	38,332
Vitamin Shoppe, Inc. (a)	282	8,251
West Marine, Inc. (a)	309	2,707
Williams-Sonoma, Inc.	1,139	61,597
Zumiez, Inc. (a)	1,099	18,661

		7,515,859
Technology Hardware, Storage & Peripherals — 3.0%
3D Systems Corp. (a)	1,128	15,104
Apple, Inc.	66,684	6,949,140
Cray, Inc. (a)	849	26,794
Diebold, Inc.	1,398	39,480
Electronics for Imaging, Inc. (a)	737	32,642
EMC Corp.	25,747	728,125
Hewlett Packard Enterprise Co.	22,648	476,061
HP, Inc.	23,147	324,289
Lexmark International, Inc., Class A	1,135	41,620
NCR Corp. (a)	1,955	64,456
NetApp, Inc.	4,363	114,965
Nimble Storage, Inc. (a)	2,408	17,916
Pure Storage, Inc., Class A (a)	1,877	23,650
QLogic Corp. (a)	2,015	31,273

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Stratasys Ltd. (a)	1,233	$25,819
Super Micro Computer, Inc. (a)	1,081	23,296
Synaptics, Inc. (a)	558	28,988
Western Digital Corp.	3,379	160,536

		9,124,154
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	631	63,889
Coach, Inc.	3,743	161,361
Columbia Sportswear Co.	272	15,572
Crocs, Inc. (a)	930	10,537
Deckers Outdoor Corp. (a)	485	32,015
Fossil Group, Inc. (a)	446	14,094
G-III Apparel Group Ltd. (a)	455	18,214
Hanesbrands, Inc.	4,780	127,435
Iconix Brand Group, Inc. (a)	1,306	9,403
Kate Spade & Co. (a)	1,802	39,085
lululemon athletica, Inc. (a)	1,308	101,566
Michael Kors Holdings Ltd. (a)	2,294	118,646
Movado Group, Inc.	450	10,166
NIKE, Inc., Class B	17,415	966,532
Oxford Industries, Inc.	177	10,121
PVH Corp.	1,088	109,953
Ralph Lauren Corp.	721	70,723
Sequential Brands Group, Inc. (a)	363	2,951
Skechers U.S.A., Inc., Class A (a)	475	11,409
Steven Madden Ltd. (a)	944	33,059
Tumi Holdings, Inc. (a)	551	14,739
Under Armour, Inc., Class A (a)	2,349	92,692
Under Armour, Inc., Class C (a)	2,539	90,642
Unifi, Inc. (a)	322	8,704
Vera Bradley, Inc. (a)	58	844
VF Corp.	4,018	250,844
Wolverine World Wide, Inc.	1,058	25,910

		2,411,106
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	735	10,782
Banc of California, Inc.	1,071	23,755
Beneficial Bancorp, Inc.	920	12,475
Berkshire Hills Bancorp, Inc.	376	9,915
BofI Holding, Inc. (a)	1,298	21,832
Brookline Bancorp, Inc.	932	10,616
Capitol Federal Financial, Inc.	1,102	15,615
Charter Financial Corp.	722	9,415
Dime Community Bancshares, Inc.	548	9,480
Essent Group Ltd. (a)	1,243	29,782
EverBank Financial Corp.	2,049	36,800
Federal Agricultural Mortgage Corp., Class C	308	11,836
Flagstar Bancorp, Inc. (a)	289	7,633
Flushing Financial Corp.	429	9,571
Hingham Institution for Savings	79	10,349
HomeStreet, Inc. (a)	371	8,273
Kearny Financial Corp.	1,013	13,189
Ladder Capital Corp.	566	7,392
LendingTree, Inc. (a)	81	8,179
Meridian Bancorp, Inc.	753	11,069
Meta Financial Group, Inc.	159	8,696
MGIC Investment Corp. (a)	5,253	37,769
Nationstar Mortgage Holdings, Inc. (a)	547	6,909
New York Community Bancorp, Inc.	5,935	85,761
NMI Holdings, Inc., Class A (a)	1,964	12,334
Northfield Bancorp, Inc.	795	11,869
Northwest Bancshares, Inc.	1,173	17,489
OceanFirst Financial Corp.	487	9,185
Ocwen Financial Corp. (a)	460	920
Oritani Financial Corp.	593	9,619

See Notes to Financial Statements.

88	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	4,510	$68,372
Provident Financial Services, Inc.	505	10,176
Radian Group, Inc.	3,207	41,370
Territorial Bancorp, Inc.	884	23,780
TFS Financial Corp.	612	11,138
TrustCo Bank Corp. NY	1,531	10,151
United Community Financial Corp.	695	4,615
United Financial Bancorp, Inc.	771	10,139
Walker & Dunlop, Inc. (a)	295	6,983
Washington Federal, Inc.	897	22,425
WSFS Financial Corp.	323	11,366

		699,024
Tobacco — 1.4%
Altria Group, Inc.	25,699	1,739,822
Philip Morris International, Inc.	20,387	2,044,001
Reynolds American, Inc.	9,741	487,635
Universal Corp.	242	14,353
Vector Group Ltd.	905	19,991

		4,305,802
Trading Companies & Distributors — 0.3%
Aceto Corp.	368	9,461
Air Lease Corp.	1,232	35,494
Aircastle Ltd.	569	12,643
Applied Industrial Technologies, Inc.	381	17,888
Beacon Roofing Supply, Inc. (a)	636	29,905
CAI International, Inc. (a)	191	1,639
Fastenal Co.	3,777	161,467
GATX Corp.	642	28,717
H&E Equipment Services, Inc.	379	7,057
HD Supply Holdings, Inc. (a)	2,820	102,056
Herc Holdings, Inc. (a)	284	10,039
Kaman Corp.	280	12,085
Lawson Products, Inc. (a)	478	7,839
MRC Global, Inc. (a)	1,095	14,487
MSC Industrial Direct Co., Inc., Class A	530	38,070
NOW, Inc. (a)	1,201	21,990
Rush Enterprises, Inc., Class A (a)	415	9,537
Textainer Group Holdings Ltd.	66	784
Triton International, Ltd.	457	7,673
United Rentals, Inc. (a)	1,109	88,354
Univar, Inc. (a)	435	7,965
Veritiv Corp. (a)	583	24,614
W.W. Grainger, Inc.	711	155,602
Watsco, Inc.	332	47,821
WESCO International, Inc. (a)	599	33,388

		886,575

Common Stocks	Shares	Value
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,083	$83,012
Wesco Aircraft Holdings, Inc. (a)	745	9,573

		92,585
Water Utilities — 0.1%
American States Water Co.	419	18,101
American Water Works Co., Inc.	2,039	168,381
Aqua America, Inc.	2,205	76,381
California Water Service Group	567	19,125
Connecticut Water Service, Inc.	261	13,324
Middlesex Water Co.	276	11,401
SJW Corp.	313	13,259
York Water Co.	153	4,810

		324,782
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	417	3,820
NII Holdings, Inc. (a)	714	2,170
RingCentral, Inc., Class A (a)	688	15,845
SBA Communications Corp., Class A (a)	1,644	189,060
Shenandoah Telecommunications Co.	523	21,485
Spok Holdings, Inc.	353	6,523
Sprint Corp. (a)	10,055	61,738
T-Mobile U.S., Inc. (a)	3,596	166,639
Telephone & Data Systems, Inc.	1,101	34,670
United States Cellular Corp. (a)	194	7,847

		509,797
Total Long-Term Investments (Cost — $282,714,738) — 97.8%		294,838,976

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (c)(d)(e)	$432	431,687

	Shares
BlackRock Premier Government Institutional Fund, 0.24% (c)(d)	20,471,120	20,471,120
Total Short-Term Securities (Cost — $20,902,807) — 6.9%		20,902,807
Total Investments (Cost — $303,617,545) — 104.7%		315,741,783
Liabilities in Excess of Other Assets — (4.7)%		(14,061,005)

Net Assets — 100.0%		$301,680,778

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	89

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

(c)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock, Inc.	1,619		—	1,619	$592,959	$1,362
BlackRock Liquidity Series, LLC, Money Market Series	$431,687	[1]	—	$431,687	431,687	7,661	[2]
BlackRock Premier Government Institutional Fund[3]	20,471,120	[1]	—	20,471,120	20,471,120	8,285
PennyMac Mortgage Investment Trust	716		—	716	11,621	337
PNC Financial Services Group, Inc.	6,410		—	6,410	529,786	3,815
Total					$22,037,173	$21,460

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
7	Russell 2000 Mini Index	September 2016	$851,900	$3,121
49	S&P 500 E-Mini Index	September 2016	$5,312,090	18,897
Total				$22,018

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation	[1]	—	—	$22,018	—	—	—	$22,018

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$569,856	—	—	—	$569,856

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$22,018	—	—	—	$22,018

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,820,308

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

90	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Total Stock Market Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$294,838,844	—	$132	$294,838,976
Short-Term Securities	20,471,120	$431,687	—	20,902,807

Total	$315,309,964	$431,687	$132	$315,741,783

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$22,018	—	—	$22,018

[1] See above Schedule of Investments for values in each sector.

[2] Derivative financial instruments are futures. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$31,499	—	—	$31,499
Cash pledged for futures contracts	952,000	—	—	952,000
Liabilities:
Collateral on securities loaned at value	—	$(431,687)	—	(431,687)

Total	$983,499	$(431,687)	—	$551,812

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	91

Statements of Assets and Liabilities

July 31, 2016	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Assets
Investments at value — unaffiliated[1,2]	$2,325,838,968	$16,044,603	$321,472,247	$32,103,452	$293,704,610
Investments at value — affiliated[3]	42,751,603	19,413	2,562,261	2,880,296	22,037,173
Cash	360,219	—	—	2,147	31,499
Cash pledge for futures contracts	2,108,650	5,000	220,980	139,000	952,000
Foreign currency at value[4]	—	48,684	1,602,926	—	—
Receivables:
Investments sold — unaffiliated	5,012,019	—	1,169,305	212,110	827,284
Capital shares sold	3,798,097	—	1,397,768	125,167	802,558
Dividends — unaffiliated	1,073,447	56,333	387,854	12,498	236,232
Dividends — affiliated	11,668	7	3,391	412	6,596
Investment advisor	12,244	30,563	116,249	32,816	41,391
Investments sold — affiliated	—	—	—	—	61,797
Variation margin on futures contracts	146,029	530	11,005	9,687	34,331
Securities lending income — affiliated	41,497	22	2,052	1,414	5,054
Deferred offering costs	40,175	29,929	49,604	3,516	3,822
Prepaid expenses	605,793	12,278	15,633	25,099	25,115

Total assets	2,381,800,409	16,247,362	329,011,275	35,547,614	318,769,462

Liabilities
Collateral on securities loaned at value	4,519,466	3,553	10,972	136,471	431,687
Payables:
Capital shares redeemed	4,345,261	—	1,272,390	—	112,296
Investments purchased — unaffiliated	531,543	—	1,553,538	2,404,491	16,432,227
Offering costs	—	—	—	66,194	63,540
Officer’s and Trustees’ fees	5,887	2,488	2,551	2,409	855
Service fees	1,329	—	—	798	1,307
Administration fees	—	—	7,610	—	—
Other accrued expenses	294,230	66,784	137,249	36,214	46,772

Total liabilities	9,697,716	72,825	2,984,310	2,646,577	17,088,684

Net Assets	$2,372,102,693	$16,174,537	$326,026,965	$32,901,037	$301,680,778

Net Assets Consist of
Paid-in capital	$2,176,706,177	$17,563,340	$301,646,254	$31,342,079	$288,969,621
Undistributed net investment income	1,373,603	63,628	246,690	20,196	291,241
Undistributed net realized gain (accumulated net realized loss)	(2,822,794)	(269,140)	(1,226,182)	22,762	273,660
Net unrealized appreciation (depreciation)	196,845,707	(1,183,291)	25,360,203	1,516,000	12,146,256

Net Assets	$2,372,102,693	$16,174,537	$326,026,965	$32,901,037	$301,680,778

[1] Investments at cost — unaffiliated	$2,131,518,225	$17,230,620	$296,167,766	$30,590,579	$281,571,217
[2] Securities loaned at value	$4,371,737	$3,447	$10,644	$132,452	$426,304
[3] Investments at cost — affiliated	$42,751,603	$19,413	$2,534,435	$2,880,217	$22,046,328
[4] Foreign currency at cost	—	$48,480	$1,593,135	—	—

See Notes to Financial Statements.

92	BLACKROCK FUNDS	JULY 31, 2016

Statements of Assets and Liabilities (concluded)

July 31, 2016	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Net Asset Value
Institutional:
Net assets	$191,337,335	$13,505,210	$2,765,035	$78,367	$2,427,641

Shares outstanding	18,716,653	1,505,527	283,576	7,665	232,533

Net asset value	$10.22	$8.97	$9.75	$10.22	$10.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Investor A:
Net assets	$6,669,013	—	—	$5,713,177	$8,872,620

Shares outstanding	653,529	—	—	559,336	850,143

Net asset value	$10.20	—	—	$10.21	$10.44

Shares authorized	Unlimited	—	—	Unlimited	Unlimited

Par value	$0.001	—	—	$0.001	$0.001

Class K:
Net assets	$2,174,096,345	$2,669,327	$323,261,930	$27,109,493	$290,380,517

Shares outstanding	212,462,142	297,462	33,114,591	2,651,829	27,808,673

Net asset value	$10.23	$8.97	$9.76	$10.22	$10.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	93

Statements of Operations

Period Ended July 31, 2016	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund	BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund

Investment Income
Dividends — unaffiliated	$30,515,366	$415,900	$4,475,904	$229,585	$976,014
Securities lending — affiliated — net	527,685	2,291	3,889	8,295	7,661
Dividends — affiliated	90,839	103	18,232	1,788	13,799
Foreign taxes withheld	(6,775)	(42,371)	(278,290)	(170)	(242)

Total income	31,127,115	375,923	4,219,735	239,498	997,232

Expenses
Transfer agent — class specific	539,783	1,151	48,997	1,255	1,601
Investment advisory	331,394	35,788	79,104	4,398	5,716
Registration	324,121	9,580	24,445	5,462	15,303
Custodian	142,980	17,572	171,467	15,005	12,421
Organization and offering	125,074	96,943	92,381	101,065	110,022
Recoupment of past waived fees	74,501	—	7,610	—	—
Professional	63,627	49,993	47,936	39,832	39,803
Officer and Trustees	60,133	8,761	13,170	10,595	10,715
Printing	28,852	1,672	2,641	9,891	11,931
Service and distribution — class specific	3,341	—	—	1,077	1,784
Recoupment of past waived fees — class specific	31	—	250	—	—
Miscellaneous	27,850	9,594	9,977	12,138	12,099

Total expenses	1,721,687	231,054	497,978	200,718	221,395
Less:
Transfer agent fees waived and/or reimbursed — class specific	(507,274)	(511)	(47,841)	(1,170)	(1,069)
Fees waived by the Manager	(83,659)	(32,399)	(35,313)	(4,406)	(5,772)
Other expenses reimbursed by the Manager	(40,155)	(130,616)	(183,847)	(182,209)	(194,861)
Fees paid indirectly	(2,895)	(1)	(190)	(1)	—

Total expenses after fees waived and/or reimbursed and paid indirectly	1,087,704	67,527	230,787	12,932	19,693

Net investment income	30,039,411	308,396	3,988,948	226,566	977,539

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,685,390)	(273,155)	(2,746,517)	(64,698)	(295,816)
Futures contracts	6,182,717	18,140	1,683,534	94,120	569,856
Foreign currency transactions	—	(3,203)	(130,168)	—	—

	(502,673)	(258,218)	(1,193,151)	29,422	274,040

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	194,354,920	(55,393)	25,435,687	1,512,873	12,133,393
Investments — affiliated	—	—	27,826	79	(9,155)
Futures contracts	2,524,964	2,295	20,925	3,048	22,018
Foreign currency translations	—	1,642	4,057	—	—

	196,879,884	(51,456)	25,488,495	1,516,000	12,146,256

Net realized and unrealized gain (loss)	196,377,211	(309,674)	24,295,344	1,545,422	12,420,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$226,416,622	$(1,278)	$28,284,292	$1,771,988	$13,397,835

See Notes to Financial Statements.

94	BLACKROCK FUNDS	JULY 31, 2016

Statements of Changes in Net Assets

	BlackRock Midcap Index Fund		BlackRock MSCI Asia ex Japan Index Fund
Increase (Decrease) in Net Assets:	Year Ended July 31, 2016	Period May 13, 2015[1] to July 31, 2015	Year Ended July 31, 2016	Period June 9, 2015[1] to July 31, 2015

Operations
Net investment income	$30,039,411	$9,012	$308,396	$118,690
Net realized gain (loss)	(502,673)	15,144	(258,218)	(25,207)
Net change in unrealized appreciation (depreciation)	196,879,884	(34,177)	(51,456)	(1,131,835)

Net increase (decrease) in net assets resulting from operations	226,416,622	(10,021)	(1,278)	(1,038,352)

Distributions to Shareholders[2]
From net investment income:
Institutional	(11,088,076)	(6,893)	(285,599)	(53,001)
Investor A	(26,107)	—	—	—
Class K	(17,674,276)	(107)	(27,517)	—
From net realized gain:
Institutional	(2,280,751)	—	(13,319)	—
Investor A	(112)	—	—	—
Class K	(54,402)	—	(87)	—

Decrease in net assets resulting from distributions to shareholders	(31,123,724)	(7,000)	(326,522)	(53,001)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,173,779,816	3,047,000	2,540,689	15,053,001

Net Assets
Total increase in net assets	2,369,072,714	3,029,979	2,212,889	13,961,648
Beginning of period	3,029,979	—	13,961,648	—

End of period	$2,372,102,693	$3,029,979	$16,174,537	$13,961,648

Undistributed net investment income, end of period	$1,373,603	$2,339	$63,628	$42,246

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	95

Statements of Changes in Net Assets

	BlackRock MSCI World Index Fund		BlackRock Small/Mid Cap Index Fund	BlackRock Total Stock Market Index Fund
Increase (Decrease) in Net Assets:	Year Ended July 31, 2016	Period June 1, 2015[1] to July 31, 2015	Period August 13, 2015[1] to July 31, 2016	Period August 13, 2015[1] to July 31, 2016

Operations
Net investment income	$3,988,948	$32,327	$226,566	$977,539
Net realized gain (loss)	(1,193,151)	(5,565)	29,422	274,040
Net change in unrealized appreciation (depreciation)	25,488,495	(128,292)	1,516,000	12,146,256

Net increase (decrease) in net assets resulting from operations	28,284,292	(101,530)	1,771,988	13,397,835

Distributions to Shareholders[2]
From net investment income:
Institutional	(376,176)	(21,000)	(325)	(18,472)
Investor A	—	—	(9,972)	(13,246)
Class K	(3,304,090)	—	(196,073)	(654,580)
From net realized gain:
Institutional	(152,889)	—	(10)	(44)
Investor A	—	—	(14)	(1)
Class K	(269)	—	(6,636)	(335)

Decrease in net assets resulting from distributions to shareholders	(3,833,424)	(21,000)	(213,030)	(686,678)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	286,677,627	15,021,000	31,342,079	288,969,621

Net Assets
Total increase in net assets	311,128,495	14,898,470	32,901,037	301,680,778
Beginning of period	14,898,470	—	—	—

End of period	$326,026,965	$14,898,470	$32,901,037	$301,680,778

Undistributed net investment income, end of period	$246,690	$13,797	$20,196	$291,241

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

96	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights	BlackRock Midcap Index Fund

	Institutional
	Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.94		$10.00

Net investment income[2]	0.18		0.03
Net realized and unrealized gain (loss)	0.24		(0.07)

Net increase (decrease) from investment operations	0.42		(0.04)

Distributions:[3]
From net investment income	(0.13)		(0.02)
From net realized gain	(0.01)		—

Total distributions	(0.14)		(0.02)

Net asset value, end of period	$10.22		$9.94

Total Return[4]
Based on net asset value	4.35%		(0.37)%[5]

Ratios to Average Net Assets
Total expenses	0.13%	[6]	9.27% [7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly[9]	0.06%	[6]	0.12% [7]

Net investment income	1.87%	[6]	1.38% [7]

Supplemental Data
Net assets, end of period (000)	$191,337		$2,985

Portfolio turnover rate	24%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 13.78%.

[9]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	97

Financial Highlights (continued)	BlackRock Midcap Index Fund

	Investor A
	Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.66

Net investment income[2]	0.07
Net realized and unrealized gain	0.60

Net increase (decrease) from investment operations	0.67

Distributions:[3]
From net investment income	(0.12)
From net realized gain	(0.01)

Total distribution	(0.13)

Net asset value, end of period	$10.20

Total Return[4]
Based on net asset value	7.07%	[5]

Ratios to Average Net Assets
Total expenses	0.34%	[6,7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%	[6,7,9]

Net investment income	1.06%	[6,7]

Supplemental Data
Net assets, end of period (000)	$6,669

Portfolio turnover rate	24%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.34%.

[9]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

98	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights (concluded)	BlackRock Midcap Index Fund

	Class K
	Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.94		$10.00

Net investment income[2]	0.17		0.03
Net realized and unrealized gain (loss)	0.26		(0.07)

Net increase (decrease) from investment operations	0.43		(0.04)

Distributions:[3]
From net investment income	(0.13)		(0.02)
From net realized gain	(0.01)		—

Total distributions	(0.14)		(0.02)

Net asset value, end of period	$10.23		$9.94

Total Return[4]
Based on net asset value	4.46%		(0.37)%[5]

Ratios to Average Net Assets
Total expenses	0.09%	[6]	9.42% [7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	[6,9]	0.08% [7]

Net investment income	1.78%	[6]	1.21% [7]

Supplemental Data
Net assets, end of period (000)	$2,174,096		$45

Portfolio turnover rate	24%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 12.82%.

[9]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	99

Financial Highlights	BlackRock MSCI Asia ex Japan Index Fund

	Institutional
	Year Ended July 31, 2016	Period June 9, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.27	$10.00

Net investment income[2]	0.18	0.08
Net realized and unrealized loss	(0.29)	(0.77)

Net decrease from investment operations	(0.11)	(0.69)

Distributions:[3]
From net investment income	(0.18)	(0.04)
From net realized gain	(0.01)	—

Total distributions	(0.19)	(0.04)

Net asset value, end of period	$8.97	$9.27

Total Return[4]
Based on net asset value	(1.14)%	(6.96)%	[5]

Ratios to Average Net Assets
Total expenses	1.61%	3.80%	[6,7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.47%	0.50%	[6]

Net investment income	2.09%	5.69%	[6]

Supplemental Data
Net assets, end of period (000)	$13,505	$13,962

Portfolio turnover rate	11%	0%

[1]	Commencement of operations.

[2]	Based on average shares outstanding

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.82%.

See Notes to Financial Statements.

100	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights (concluded)	BlackRock MSCI Asia ex Japan Index Fund

	Class K
	Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$8.58

Net investment income[2]	0.16
Net realized and unrealized gain	0.38

Net increase from investment operations	0.54

Distributions:[3]
From net investment income	(0.14)
From net realized gain	(0.01)

Total distributions	(0.15)

Net asset value, end of period	$8.97

Total Return[4]
Based on net asset value	6.37%	[5]

Ratios to Average Net Assets
Total expenses	1.39%	[6,7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	[6]

Net investment income	2.81%	[6]

Supplemental Data
Net assets, end of period (000)	$2,669

Portfolio turnover rate	11%

[1]	Commencement of operations.

[2]	Based on average shares outstanding

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.67%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	101

Financial Highlights	BlackRock MSCI World Index Fund

	Institutional
	Year Ended July 31, 2016	Period June 1, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.92	$10.00

Net investment income[2]	0.16	0.02
Net realized and unrealized (loss)	(0.14)	(0.09)

Net increase (decrease) from investment operations	0.02	(0.07)

Distributions:[3]
From net investment income	(0.16)	(0.01)
From net realized gain	(0.03)	—

Total distributions	(0.19)	(0.01)

Net asset value, end of period	$9.75	$9.92

Total Return[4]
Based on net asset value	0.23%	(0.66)%	[5]

Ratios to Average Net Assets
Total expenses	0.41% [6]	2.93%	[7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16% [6]	0.20%	[7]

Net investment income	1.75% [6]	1.32%	[7]

Supplemental Data
Net assets, end of period (000)	$2,765	$14,898

Portfolio turnover rate	10%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.84%.

See Notes to Financial Statements.

102	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights (concluded)	BlackRock MSCI World Index Fund

	Class K
	Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.60

Net investment income[2]	0.17
Net realized and unrealized gain	0.17

Net increase from investment operations	0.34

Distributions:[3]
From net investment income	(0.15)
From net realized gain	(0.03)

Total distributions	(0.18)

Net asset value, end of period	$9.76

Total Return[4]
Based on net asset value	3.52%	[5]

Ratios to Average Net Assets
Total expenses	0.28%	[6,7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	[6,8]

Net investment income	2.69%	[6],8

Supplemental Data
Net assets, end of period (000)	$323,262

Portfolio turnover rate	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	103

Financial Highlights	BlackRock Small/Mid Cap Index Fund

	Period August 13, 2015[1] to July 31, 2016
	Institutional		Investor A		Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00		$10.00

Net investment income[2]	0.14		0.08		0.14
Net realized and unrealized gain	0.19		0.23		0.19

Net increase from investment operations	0.33		0.31		0.33

Distributions:[3]
From net investment income	(0.11)		(0.10)		(0.11)
From net realized gain	(0.00)[4]		(0.00)[4]		(0.00)[4]

Total distributions	(0.11)		(0.10)		(0.11)

Net asset value, end of period	$10.22		$10.21		$10.22

Total Return[5]
Based on net asset value	3.44%	[6]	3.24%	[6]	3.48%	[6]

Ratios to Average Net Assets
Total expenses	1.60%	[7,8,9]	1.17%	[7,8,9]	1.34%	[7,8,9]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	[7,9]	0.35%	[7,9]	0.08%	[7,9]

Net investment income	1.50%	[7],9	0.79%	[7],9	1.57%	[7],9

Supplemental Data
Net assets, end of period (000)	$78		$5,713		$27,109

Portfolio turnover rate	17%		17%		17%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 1.63%, 1.18% and 1.37%, respectively.

[9]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See Notes to Financial Statements.

104	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights	BlackRock Total Stock Market Index Fund

	Period August 13, 2015[1] to July 31, 2016
	Institutional		Investor A		Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00		$10.00

Net investment income[2]	0.18		0.10		0.17
Net realized and unrealized gain	0.39		0.45		0.40

Net increase from investment operations	0.57		0.55		0.57

Distributions:[3]
From net investment income	(0.13)		(0.11)		(0.13)
From net realized gain	(0.00)[4]		(0.00)[4]		(0.00)[4]

Total distributions	(0.13)		(0.11)		(0.13)

Net asset value, end of period	$10.44		$10.44		$10.44

Total Return[5]
Based on net asset value	5.75%	[6]	5.57%	[6]	5.78%	[6]

Ratios to Average Net Assets
Total expenses	0.77%	[7,8,9]	0.44%	[7,8,9]	0.37%	[7,8,9]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	[7,9]	0.29%	[7,9]	0.03%	[7,9]

Net investment income	1.96%	[7],[9]	1.06%	[7],[9]	1.71%	[7],[9]

Supplemental Data
Net assets, end of period (000)	$2,428		$8,873		$290,381

Portfolio turnover rate	4%		4%		4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 0.79%, 0.44% and 0.38%, respectively.

[9]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	105

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Midcap Index Fund	Midcap Index	Diversified
BlackRock MSCI Asia ex Japan Index Fund	Asia ex Japan Index	Diversified
BlackRock MSCI World Index Fund	World Index	Diversified
BlackRock Small/Mid Cap Index Fund	Small/Mid Cap Index	Diversified
BlackRock Total Stock Market Index Fund	Total Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

106	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed each of Small/Mid Cap Index and Total Stock Market Index $101,065 and $110,022, respectively, which is included in other expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable

BLACKROCK FUNDS	JULY 31, 2016	107

Notes to Financial Statements (continued)

market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an

108	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Midcap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas Prime Brokerage Inc.	$1,362,855	$(1,362,855)	—
Citigroup Global Markets Inc.	434,922	(434,922)	—
Credit Suisse Securities (USA) LLC	1,289,522	(1,289,522)	—
Deutsche Bank Securities Inc.	722,341	(722,341)	—
Merrill Lynch, Pierce, Fenner & Smith	562,097	(562,097)	—

Total	$4,371,737	$(4,371,737)	—

Asia ex Japan Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$3,447	$(3,447)	—

World Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Credit Suisse Securities (USA) LLC	$10,644	$(10,644)	—

Small/Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
BNP Paribas Prime Brokerage Inc.	$39,649	$(39,649)	—
Citigroup Global Markets Inc.	32,937	(32,937)	—
Credit Suisse Securities (USA) LLC	27,381	(27,381)	—
Deutsche Bank Securities Inc.	20,586	(20,586)	—
JP Morgan Clearing Corp.	4,843	(4,843)	—
Merrill Lynch, Pierce, Fenner & Smith	7,056	(6,944)	$112

Total	$132,452	$(132,340)	$112

Total Stock Market Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas Prime Brokerage Inc.	$16,702	$(16,702)	—
Citigroup Global Markets Inc.	43,477	(43,477)	—
Credit Suisse Securities (USA) LLC	53,026	(53,026)	—
Deutsche Bank Securities Inc.	23,530	(23,530)	—
JP Morgan Clearing Corp.	262,959	(262,959)	—
Merrill Lynch, Pierce, Fenner & Smith	26,610	(26,610)	—

Total	$426,304	$(426,304)	—

[1]

Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above. Collateral has been received in connection with securities lending agreements as follows:

Midcap Index	Asia ex Japan Index	World Index	Small/Mid Cap Index	Total Stock Market Index
$4,519,466	$3,553	$10,972	$136,471	$431,687

[2]

The market value of the loaned securities is determined as of July 31, 2016. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the

BLACKROCK FUNDS	JULY 31, 2016	109

Notes to Financial Statements (continued)

securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as equity risk. Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of the Fund’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
Midcap Index	0.02%
Asia ex Japan Index	0.25%
World Index	0.05%
Small/Mid Cap Index	0.03%
Total Stock Market Index	0.01%

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Institutional	Investor A	Class K
Midcap Index	—	0.25%	—
Small/Mid Cap Index	—	0.25%	—
Total Stock Market Index	—	0.25%	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

110	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

For the period ended July 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Total
Midcap Index	—	$3,341	—	$3,341
Small/Mid Cap Index	—	$1,077	—	$1,077
Total Stock Market Index	—	$1,784	—	$1,784

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended July 31, 2016, the Funds did not paid the following amounts to affiliates of BlackRock in return for these services.

For the period ended July 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Total
Midcap Index	$373,713	$51	$166,019	$539,783
Asia ex Japan Index	$1,121	—	$30	$1,151
World Index	$12,060	—	$36,937	$48,997
Small/Mid Cap Index	$73	$129	$1,053	$1,255
Total Stock Market Index	$460	$103	$1,038	$1,601

Expense Limitations, Waivers and Recoupments

The Manager, with respect to the Funds, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Class K
Midcap Index	0.13%	0.38%	0.08%
Asia ex Japan Index	0.50%	—	0.45%
World Index	0.20%	—	0.15%
Small/Mid Cap Index	0.13%	0.38%	0.08%
Total Stock Market Index	0.08%	0.33%	0.03%

Prior to November 10, 2015, the expense limitations as a percentage of average daily net assets for Total Stock Market Index were 0.09%, 0.34% and 0.04% for Institutional Shares, Investor A Shares and Class K Shares, respectively.

The Manager, with respect to the Funds, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the period ended July 31, 2016, the amounts waived were as follows:

Amount Waived
Midcap Index	$16,668
Asia ex Japan Index	$81
World Index	$2,969
Small/Mid Cap Index	$448
Total Stock Market Index	$2,074

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to November 30, 2016, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived by the Manager, other expenses reimbursed by the Manager and transfer agent fees waived and/or reimbursed, respectively, in the Statements of Operations. For the period ended July 31, 2016, the amounts were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Midcap Index	$66,991	$40,155
Asia ex Japan Index	$32,318	$130,616
World Index	$32,344	$183,847
Small/Mid Cap Index	$3,958	$182,209
Total Stock Market Index	$3,698	$194,861

BLACKROCK FUNDS	JULY 31, 2016	111

Notes to Financial Statements (continued)

Transfer Agent Fees Waived and/or Reimbursed

	Institutional	Investor A	Class K	Total
Midcap Index	$346,541	—	$160,733	$507,274
Asia ex Japan Index	$488	—	$23	$511
World Index	$10,919	—	$36,922	$47,841
Small/Mid Cap Index	$62	$56	$1,052	$1,170
Total Stock Market Index	$1	$31	$1,037	$1,069

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.
•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the period ended July 31, 2016 the Manager recouped the following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Midcap Index	World Index
Fund Level	$74,501	$7,610
Institutional	—	$250
Class K	$31	—

On July 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment, expiring July 31, 2017, under the expense limitation agreement are as follows:

	Expiring July 31, 2017	2018
Midcap Index
Fund level	—	$107,146
Institutional	—	$346,542
Class K	—	$160,733
Asia ex Japan Index
Fund level	$79,538	$162,934
Institutional	$217	$488
Class K	—	$23
World Index
Fund level	$70,923	$216,191
Institutional	—	$10,919
Class K	—	$36,922
Small/Mid Cap Index
Fund level	—	$205,994
Institutional	—	$62
Investor A	—	$56
Class K	—	$1,052
Total Stock Market Index
Fund level	—	$208,860
Institutional	—	$1
Investor A	—	$31
Class K	—	$1,037

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

112	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the period ended July 31, 2016, each Fund paid BIM the following amounts for securities lending agent services:

Midcap Index	$123,691
Asia ex Japan Index	$533
World Index	$969
Small/Mid Cap Index	$1,994
Total Stock Market Index	$1,899

Officers and Trustees

Certain officers and/trustees are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the period ended July 31, 2016, purchases and sales of investments excluding short-term securities, were as follows:

	Midcap Index	Asia ex Japan Index	World Index	Small/Mid Cap Index	Total Stock Market Index
Purchases	$2,526,932,161	$4,164,614	$301,508,655	$33,481,999	$285,977,818
Sales	$380,527,009	$1,589,407	$15,516,417	$2,710,418	$2,740,292

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Midcap Index’s, World Index’s and Asia ex Japan Index’s U.S. federal tax returns generally remains open for the period ended July 31, 2016 and the period ended July 31, 2015. The statute of limitations on Small/Mid Cap Index’s and Total Stock Market Index’s U.S. federal tax returns generally remains open for the period ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, non-deductible expenses, and the sale of stock of passive foreign investment companies were reclassified to the following accounts:

	Midcap Index	MSCI Asia ex Japan	MSCI World Index
Paid-in capital	$(120,312)	$(28,586)	$(51,396)
Undistributed (distributions in excess of) net investment income	$120,312	$26,102	$(75,789)
Undistributed net realized gain (accumulated net realized loss)	—	$2,484	$127,185

The tax character of distributions was as follows:

		Midcap Index	MSCI Asia ex Japan	MSCI World Index	Small/Mid Cap Index	Total Stock Market Index
Ordinary income	7/31/2016	$29,756,225	$317,759	$3,758,205	$206,370	$686,590
	7/31/2015	$7,000	$53,001	$21,000	—	—
Long-term capital gains	7/31/2016	$1,367,499	$8,763	$75,219	$6,660	$88
	7/31/2015	—	—	—	—	—

Total	7/31/2016	$31,123,724	$326,522	$3,833,424	$213,030	$686,678

Total	7/31/2015	$7,000	$53,001	$21,000	—	—

BLACKROCK FUNDS	JULY 31, 2016	113

Notes to Financial Statements (continued)

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Midcap Index	MSCI Asia ex Japan	MSCI World Index	Small/Mid Cap Index	Total Stock Market Index
Undistributed ordinary income	$4,855,018	$79,778	$557,226	$47,273	$479,613
Undistributed long-term capital gains	4,445,402	—	700,894	53,961	356,792
Net unrealized gains[1]	186,096,096	(1,265,293)	23,731,493	1,457,724	11,874,752
Qualified late-year losses[2]	—	(203,288)	(608,902)	—	—

Total	$195,396,516	$(1,388,803)	$24,380,711	$1,558,958	$12,711,157

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains/losses on certain futures contracts, the deferral of post-October capital losses for tax purposes, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

During the year ended July 31, 2016, MSCI World Index utilized $2,414 of capital loss carryforward:

As of July 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Midcap Index	MSCI Asia ex Japan	MSCI World Index	Small/Mid Cap Index	Total Stock Market Index
Tax cost	$2,182,523,893	$17,329,742	$300,310,791	$33,526,475	$303,867,571

Gross unrealized appreciation	$269,877,881	$928,904	$29,398,799	$2,438,004	$14,186,804
Gross unrealized depreciation	(83,811,203)	(2,194,630)	(5,675,082)	(980,731)	(2,312,592)

Net unrealized appreciation (depreciation)	$186,066,678	$(1,265,726)	$23,723,717	$1,457,273	$11,874,212

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended July 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the

114	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: As of period end, Small/Mid Cap Index invested a significant portion of its assets in securities in the Financial sector. Changes in economic conditions affecting such sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Asia ex Japan Index invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

As of period end, the Funds’ investments had the following industry classifications:

Asia ex Japan Index
Industry	Percentage of Net Assets
Banks	15%
Internet Software & Services	9
Technology, Hardware, Storage & Peripherals	6
Semiconductors & Semiconductor Equipment	6
Real Estate Management & Development	6
Insurance	5
Other[1]	53

[1]	All other industries held were less than 5% of net assets.

World Index
Industry	Percentage of Net Assets
Banks	8%
Pharmaceuticals	7
Oil, Gas & Consumable Fuels	6
Other[1]	79

[1]	All other industries held were less than 5% of net assets.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015
Midcap Index Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	237,113,373	$2,216,966,753	299,508	$2,995,000
Shares issued in reinvestment of distributions	1,444,234	13,368,058	687	6,893
Shares redeemed	(220,141,149)	(1,862,314,020)	—	—

Net increase	18,416,458	$368,020,791	300,195	$3,001,893

BLACKROCK FUNDS	JULY 31, 2016	115

Notes to Financial Statements (continued)

	Period November 30, 2015[1] to July 31, 2016
Midcap Index Fund (concluded)	Shares	Amount

Class A

Shares sold	657,707	$6,354,693
Shares issued in reinvestment of distributions	2,552	25,404
Shares redeemed	(6,730)	(65,778)

Net increase	653,529	$6,314,319

	Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015
Class K			Shares	Amount
Shares sold	246,629,571	$2,114,282,753	4,541	$45,000
Shares issued in reinvestment of distributions	1,712,978	16,791,258	11	107
Shares redeemed	(35,884,959)	(331,629,305)	—	—

Net increase	212,457,590	$1,799,444,706	4,552	$45,107

Total Net Increase	231,527,577	$2,173,779,816	304,747	$3,047,000

	Year Ended July 31, 2016		Period June 9, 2015[1] to July 31, 2015
Asia ex Japan Index Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	285,722	$2,440,000	1,500,000	$15,000,000
Shares issued in reinvestment of distributions	—	—	5,527	53,001
Shares redeemed	(285,722)	(2,180,061)	—	—

Net increase	—	$259,939	1,505,527	$15,053,001

	Period November 30, 2015[1] to July 31, 2016
Class K
Shares sold	297,378	$2,280,061	—	—
Shares issued in reinvestment of distributions	84	689	—	—
Shares redeemed	—	—	—	—

Net increase	297,462	$2,280,750	—	—

Total Net Increase	297,462	$2,540,689	1,505,527	$15,053,001

	Year Ended July 31, 2016		Period June 1, 2015[1] to July 31, 2015
World Index Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	21,208,634	$188,624,722	1,500,000	$15,000,000
Shares issued in reinvestment of distributions	137	1,271	2,096	21,000
Shares redeemed	(22,427,291)	(196,625,224)	—	—

Net increase (decrease)	(1,218,520)	$(7,999,231)	1,502,096	$15,021,000

	Period November 30, 2015[1] to July 31, 2016
Class K
Shares sold	38,543,171	$344,238,428
Shares issued in reinvestment of distributions	32,837	315,857
Shares redeemed	(5,461,417)	(49,877,427)

Net increase	33,114,591	$294,676,858

Total Net Increase	31,896,071	$286,677,627	1,502,096	$15,021,000

116	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (concluded)

	Period August 13, 2015[1] to July 31, 2016
Small/Mid Cap Index Fund	Shares	Amount
Institutional
Shares sold	7,655	$75,034
Shares issued in reinvestment of distributions	10	105
Shares redeemed	—	—

Net increase	7,665	$75,139

Class A
Shares sold	563,013	$5,585,233
Shares issued in reinvestment of distributions	970	9,775
Shares redeemed	(4,647)	(45,447)

Net increase	559,336	$5,549,561

Class K
Shares sold	2,695,868	$26,115,996
Shares issued in reinvestment of distributions	8,660	84,202
Shares redeemed	(52,699)	(482,819)

Net increase	2,651,829	$25,717,379

Total Net Increase	3,218,830	$31,342,079

	Period August 13, 2015[1] to July 31, 2016
Total Stock Market Index Fund	Shares	Amount
Institutional
Shares sold	287,334	$2,764,841
Shares issued in reinvestment of distributions	1,847	18,263
Shares redeemed	(56,648)	(539,744)

Net increase	232,533	$2,243,360

Class A
Shares sold	857,708	$8,734,653
Shares issued in reinvestment of distributions	1,219	12,649
Shares redeemed	(8,784)	(89,530)

Net increase	850,143	$8,657,772

Class K
Shares sold	28,212,416	$282,128,652
Shares issued in reinvestment of distributions	50,987	526,701
Shares redeemed	(454,730)	(4,586,864)

Net increase	27,808,673	$278,068,489

Total Net Increase	28,891,349	$288,969,621

At July, 31, 2016, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Investor A	Class K
Midcap Index	—	10,414	—
Asia ex Japan Index	1,505,527	—	11,739
World Index	12,595	—	—
Small/Mid Cap Index	2,000	2,000	996,000
Total Stock Market Index	2,000	2,000	996,000

[1]	Commencement of operations.

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JULY 31, 2016	117

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Midcap Index Fund, BlackRock MSCI Asia ex Japan Index Fund, BlackRock MSCI World Index Fund, BlackRock Small/Mid Cap Index Fund and BlackRock Total Stock Market Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Midcap Index Fund, BlackRock MSCI Asia ex Japan Index Fund, BlackRock MSCI World Index Fund, BlackRock Small/Mid Cap Index Fund and BlackRock Total Stock Market Index Fund (five of the funds constituting BlackRock Funds, hereafter collectively referred to as the “Funds”) at July 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 26, 2016

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended July 31, 2016:

	Payable Date	Midcap Index	MSCI Asia ex Japan	MSCI World Index	Small/ Mid Cap Index	Total Stock Market Index
Qualified Dividend Income for Individuals[1]	10/16/15	53.29%	74.18%	84.40%	53.64%	—
	12/14/15	54.31%	33.52%	80.95%	53.64%	84.22%
	04/14/16	75.31%	68.79%	97.88%	49.82%	74.17%
	07/22/16	75.31%	68.79%	97.88%	49.82%	74.17%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	10/16/15	57.64%	—	57.12%	49.72%	—
	12/14/15	58.92%	—	47.40%	49.72%	80.16%
	04/14/16	67.12%	—	39.44%	50.06%	71.27%
	07/22/16	67.12%	—	39.44%	50.06%	71.27%
Foreign Source Income	—	—	100.00%	—	—	—
Foreign Taxes Paid Per Share[3]	—	—	0.023302	—	—	—
Long Term Cap Gains Paid Per Share	12/14/15	0.006346	0.004861	0.012694	0.000792	0.000077

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

118	BLACKROCK FUNDS	JULY 31, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Midcap Index Fund (“Midcap Index Fund”), BlackRock MSCI Asia ex Japan Index Fund (“Asia ex Japan Index Fund”) and BlackRock MSCI World Index Fund (“World Index Fund,” and together with Midcap Index Fund and Asia ex Japan Index Fund, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1, as well as the performance of each Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS	JULY 31, 2016	119

Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category and the performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

120	BLACKROCK FUNDS	JULY 31, 2016

Disclosure of Investment Advisory Agreement (continued)

The Board noted that for the since-inception period reported, the net performance of each of Midcap Index Fund and World Index Fund exceeded the pertinent Fund’s benchmark.

The Board noted that for the since-inception period reported, Asia ex Japan Index Fund’s net performance underperformed its benchmark.

BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administration fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the total expense ratio of each Fund each ranked in the first quartile, relative to the relevant Fund’s Expense Peers.

The Board also noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. With respect to Midcap Index Fund, the Board further noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Fund’s advisory fee. This advisory fee reduction was implemented on April 30, 2015. The Board further noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap with respect to Midcap Index Fund on a class-by-class basis. This expense cap reduction was implemented on April 30, 2015.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s

BLACKROCK FUNDS	JULY 31, 2016	121

Disclosure of Investment Advisory Agreement (concluded)

profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, as applicable, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

122	BLACKROCK FUNDS	JULY 31, 2016

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business from 1991 to 2014; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	26 RICs consisting of 144 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

BLACKROCK FUNDS	JULY 31, 2016	123

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 316 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Funds.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

124	BLACKROCK FUNDS	JULY 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Richard Hoerner, CFA 1958	Vice President	Since 2009	Independent consultant since 2016; Managing Director of BlackRock, Inc. from 2000 to 2016; Chairman of the Global Cash Group from 2015 to 2016; Head of the Global Cash Group from 2013 to 2015; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee from 2005 to 2016.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in each Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	JULY 31, 2016	125

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	3,327,629,620	22,971,395
Susan J. Carter	3,329,237,692	21,363,323
Collette Chilton	3,329,179,365	21,421,650
Neil A. Cotty	3,328,526,288	22,074,727
Matina S. Horner	3,326,965,973	23,635,042
Rodney D. Johnson	3,327,844,311	22,756,704
Cynthia A. Montgomery	3,328,882,847	21,718,168
Joseph P. Platt	3,327,563,553	23,037,462
Robert C. Robb, Jr.	3,327,822,475	22,778,540
Mark Stalnecker	3,327,691,900	22,909,115
Kenneth L. Urish	3,324,875,151	25,725,864
Claire A. Walton	3,329,000,010	21,601,005
Frederick W. Winter	3,327,879,107	22,721,908
Barbara G. Novick	3,327,607,976	22,993,039
John M. Perlowski	3,326,473,221	24,127,794

*	Denotes Trust-wide proposal and voting results.

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

126	BLACKROCK FUNDS	JULY 31, 2016

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JULY 31, 2016	127

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index5-7/16-AR

JULY 31, 2016

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Min Vol EAFE Index Fund
➢	BlackRock Min Vol USA Index Fund
➢	BlackRock Multifactor International Index Fund
➢	BlackRock Multifactor USA Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JULY 31, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and the divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. But markets recovered swiftly in July as economic data suggested that the negative impact had thus far been contained to the United Kingdom and investors returned to risk assets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.29%	5.61%
U.S. small cap equities (Russell 2000® Index)	18.76	0.00
International equities (MSCI Europe, Australasia, Far East Index)	8.25	(7.53)
Emerging market equities (MSCI Emerging Markets Index)	19.52	(0.75)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.22
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	8.53
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.54	5.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.27	7.06
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	13.84	5.01
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2016	BlackRock Min Vol EAFE Index Fund

Investment Objective

BlackRock Min Vol EAFE Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed markets equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the United States and Canada.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Nestle SA, Registered Shares	2%
Novartis AG, Registered Shares	2
Roche Holding AG	1
Reckitt Benckiser Group PLC	1
CLP Holdings Ltd.	1
Nippon Telegraph & Telephone Corp.	1
National Grid PLC	1
Swiss Re AG	1
Otsuka Holdings Co. Ltd.	1
Telstra Corp. Ltd.	1

Geographic Allocation	Percent of Net Assets
Japan	29%
United Kingdom	22
Switzerland	12
Hong Kong	8
Australia	6
France	5
Singapore	4
Germany	4
Israel	2
Denmark	2
Belgium	2
Ireland	1
Sweden	1
Luxembourg	1
Other	1	[1]

1	Other includes a less than 1% investment in each of the following countries: the Netherlands, Norway and Italy.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,012.00	$0.11	$1,000.00	1,002.35	$0.11	0.23%
Class K	$1,000.00	$1,012.00	$0.09	$1,000.00	1,002.38	$0.09	0.18%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 19/366 (to reflect the period from July 13, 2016, the commencement of operations, to July 31, 2016).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JULY 31, 2016

Fund Summary as of July 31, 2016	BlackRock Min Vol USA Index Fund

Investment Objective

BlackRock Min Vol USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
General Mills, Inc.	2%
AT&T, Inc.	2
Johnson & Johnson	2
Verizon Communications, Inc.	2
Procter & Gamble Co.	1
Paychex, Inc.	1
PepsiCo, Inc.	1
Consolidated Edison, Inc.	1
Newmont Mining Corp.	1
Becton Dickinson & Co.	1

Sector Allocation	Percent of Net Assets
Health Care	20%
Financials	19
Consumer Staples	15
Information Technology	15
Utilities	9
Consumer Discretionary	8
Industrials	6
Telecommunication Services	3
Materials	2
Energy	2
Short-Term Securities	1

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,000.00	$0.09	$1,000.00	1,002.38	$0.09	0.18%
Class K	$1,000.00	$1,000.00	$0.06	$1,000.00	1,002.40	$0.06	0.13%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 19/366 (to reflect the period from July 13, 2016, the commencement of operations, to July 31, 2016).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2016	5

Fund Summary as of July 31, 2016	BlackRock Multifactor International Index Fund

Investment Objective

BlackRock Multifactor International Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the United States, that have favorable exposure to target style factors subject to constraints.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Nippon Telegraph & Telephone Corp.	2%
Imperial Brands PLC	2
Koninklijke Ahold NV	2
Swiss Re AG	2
Fuji Heavy Industries Ltd.	2
BAE Systems PLC	2
RELX PLC	2
Infineon Technologies AG	1
Actelion Ltd., Registered Shares	1
ITOCHU Corp.	1

Geographic Allocation	Percent of Net Assets
Japan	25%
United Kingdom	20
Switzerland	13
France	6
Germany	5
Denmark	4
Australia	4
Canada	4
Netherlands	4
Hong Kong	3
Finland	3
Belgium	2
Israel	1
Sweden	1
Ireland	1
Singapore	1
Other	1	[1]
Other Assets Less Liabilities	2
Short-Term Securities	—	[2]

[1]	Other includes a less than 1% investment in each of the following countries: Spain, Italy and Norway.

[2]	Represents less than 1%.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,025	$0.22	$1,000.00	$1,002.24	$0.22	0.45%
Class K	$1,000.00	$1,025	$0.20	$1,000.00	$1,002.27	$0.20	0.40%

[1]	Commencement of operations.

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 19/366 (to reflect the period from July 13, 2016, the commencement of operations, to July 31, 2016).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JULY 31, 2016

Fund Summary as of July 31, 2016	BlackRock Multifactor USA Index Fund

Investment Objective

BlackRock Multifactor USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
AT&T, Inc.	3%
Gilead Sciences, Inc.	2
TJX Cos., Inc.	2
Accenture PLC	2
General Motors Co.	2
Aetna, Inc.	2
American International Group, Inc.	2
Northrop Grumman Corp.	2
Hewlett Packard Enterprise Co.	2
Phillips 66	2

Sector Allocation	Percent of Net Assets
Health Care	18%
Financials	17
Information Technology	17
Consumer Discretionary	14
Utilities	9
Industrials	6
Consumer Staples	5
Energy	5
Telecommunication Services	4
Materials	4
Short-Term Securities	1

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Beginning Account Value July 13, 2016[1]	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,012.00	$0.17	$1,000.00	1,002.29	$0.17	0.35%
Class K	$1,000.00	$1,012.00	$0.15	$1,000.00	1,002.32	$0.15	0.30%
[1]	Commencement of operations.
[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 19/366 (to reflect the period from July 13, 2016, the commencement of operations, to July 2016).

[3]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2016	7

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on previous pages, which are based on a hypothetical investment of $1,000 invested on July 13, 2016 (commencement of operations) and held through July 31, 2016, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.2%
AGL Energy Ltd.	4,938	$77,308
Commonwealth Bank of Australia	229	13,481
CSL Ltd.	193	17,307
GPT Group	7,641	32,589
Healthscope Ltd.	9,181	20,678
Scentre Group	5,623	22,663
Sonic Healthcare Ltd.	4,050	70,750
Stockland	3,765	14,449
Telstra Corp. Ltd.	27,993	122,780
Transurban Group (a)	3,967	37,903
Vicinity Centres	21,065	55,509
Wesfarmers Ltd.	2,232	73,000
Westfield Corp.	3,497	28,428
Woolworths Ltd.	2,182	38,886

		625,731
Belgium — 1.5%
Colruyt SA	852	47,526
Proximus	2,139	66,771
UCB SA	553	43,269

		157,566
Denmark — 1.9%
Coloplast A/S, Class B	415	32,522
Novo Nordisk A/S, Class B	1,262	71,765
TDC A/S	4,813	25,340
Tryg A/S	1,507	28,092
William Demant Holding A/S (b)	1,857	37,920

		195,639
France — 4.7%
Aeroports de Paris	420	44,674
Air Liquide SA	186	19,830
Bollore SA	3,920	14,193
Danone SA	537	41,185
Dassault Systemes SA	524	43,281
Essilor International SA	123	15,755
Eutelsat Communications SA	672	13,364
Hermes International	41	17,645
Iliad SA	72	13,993
L’Oreal SA	289	54,911
Sanofi	532	45,312
SCOR SE	1,316	38,445
SES SA	2,827	61,949
Sodexo SA	266	31,157
Vivendi SA	829	16,278

		471,972
Germany — 3.8%
Beiersdorf AG	470	44,156
Fresenius Medical Care AG & Co. KGaA	714	65,215
Fresenius SE & Co. KGaA	275	20,542
Henkel AG & Co. KGaA	426	46,243
Linde AG	36	5,174
MAN SE	574	60,188
Merck KGaA	238	26,284
Muenchener Rueckversicherungs AG, Registered Shares	253	42,193
Telefonica Deutschland Holding AG	1,718	7,014

Common Stocks	Shares	Value
Germany (continued)
TUI AG	4,874	$63,454

		380,463
Hong Kong — 8.3%
Cheung Kong Infrastructure Holdings Ltd.	10,000	88,528
CLP Holdings Ltd.	13,500	140,695
Hang Seng Bank Ltd.	6,400	114,571
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	40,000	38,318
HKT Trust & HKT Ltd. (a)	39,000	61,629
Hong Kong & China Gas Co. Ltd.	19,000	35,329
Li & Fung Ltd.	28,000	14,029
Link REIT	4,000	29,884
MTR Corp. Ltd.	20,000	113,271
PCCW Ltd.	44,000	32,057
Power Assets Holdings Ltd.	10,000	98,029
Sun Hung Kai Properties Ltd.	1,000	14,348
Swire Pacific Ltd., Class A	2,000	23,968
Yue Yuen Industrial Holdings Ltd.	10,000	40,635

		845,291
Ireland — 1.2%
Bank of Ireland (b)	40,644	8,404
Kerry Group PLC, Class A	995	85,137
Ryanair Holdings PLC - ADR	425	30,077

		123,618
Israel — 2.2%
Azrieli Group Ltd.	690	30,364
Bank Hapoalim BM	12,719	64,837
Bank Leumi Le-Israel BM (b)	11,550	41,619
Bezeq The Israeli Telecommunication Corp. Ltd.	12,624	25,054
Israel Chemicals Ltd.	1,617	6,513
Mizrahi Tefahot Bank Ltd.	2,235	27,149
Teva Pharmaceutical Industries Ltd.	571	31,252

		226,788
Italy — 0.1%
Snam SpA	1,008	5,835
Japan — 28.6%
ABC-Mart, Inc.	400	25,598
Ajinomoto Co., Inc.	1,200	30,632
ANA Holdings, Inc.	17,000	48,527
Aozora Bank Ltd.	2,000	7,339
Asahi Group Holdings Ltd.	300	10,184
Astellas Pharma, Inc.	4,900	81,642
Benesse Holdings, Inc.	1,100	26,574
Bridgestone Corp.	1,200	41,557
Canon, Inc.	4,000	113,518
Chugai Pharmaceutical Co. Ltd.	300	11,211
Concordia Financial Group Ltd. (b)	2,900	12,327
Daiichi Sankyo Co. Ltd.	1,100	26,231
East Japan Railway Co.	600	55,038
Eisai Co. Ltd.	400	23,389
Electric Power Development Co. Ltd.	200	4,596
FamilyMart Co. Ltd.	700	41,220
Hachijuni Bank Ltd.	1,400	6,550
Iyo Bank Ltd.	1,100	7,089

Portfolio Abbreviations

ADR	American Depositary Receipts
GBP	British Pound
JPY	Japanese Yen
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund

Common Stocks	Shares	Value
Japan (continued)
Japan Airlines Co. Ltd.	2,000	$61,658
Japan Post Bank Co. Ltd.	1,600	19,524
Japan Prime Realty Investment Corp.	11	48,427
Japan Real Estate Investment Corp.	6	36,274
Japan Retail Fund Investment Corp.	26	63,970
Joyo Bank Ltd.	1,000	3,908
Kamigumi Co. Ltd.	1,000	8,999
Kao Corp.	700	37,697
KDDI Corp.	800	24,550
Keikyu Corp.	2,000	20,262
Kirin Holdings Co. Ltd.	1,500	25,743
Kyowa Hakko Kirin Co. Ltd.	300	5,242
Lawson, Inc.	1,000	76,998
McDonald’s Holdings Co. Japan Ltd.	1,100	33,724
Miraca Holdings, Inc.	500	23,030
Mitsubishi Tanabe Pharma Corp.	3,600	67,202
Mizuho Financial Group, Inc.	42,700	68,505
Nagoya Railroad Co. Ltd.	5,000	28,088
NH Foods Ltd.	1,600	38,909
Nippon Building Fund, Inc.	4	24,613
Nippon Prologis REIT, Inc.	23	57,518
Nippon Telegraph & Telephone Corp.	2,900	137,807
Nissin Foods Holdings Co. Ltd.	800	45,416
Nitori Holdings Co. Ltd.	300	37,312
Nomura Real Estate Master Fund, Inc.	50	82,861
Nomura Research Institute Ltd.	600	21,162
NTT Data Corp.	300	14,887
NTT DoCoMo, Inc.	2,500	67,911
Oracle Corp. Japan	600	36,502
Oriental Land Co. Ltd.	400	25,298
Osaka Gas Co. Ltd.	6,000	24,215
Otsuka Corp.	400	20,492
Otsuka Holdings Co. Ltd.	2,600	123,604
Park24 Co. Ltd.	200	6,774
Recruit Holdings Co. Ltd.	2,200	83,569
Resona Holdings, Inc.	1,400	5,584
Sankyo Co. Ltd.	800	29,128
Santen Pharmaceutical Co. Ltd.	1,300	21,617
Secom Co. Ltd.	600	45,198
Seven & i Holdings Co. Ltd.	125	5,190
Seven Bank Ltd.	1,000	3,416
Shimamura Co. Ltd.	200	29,179
Suntory Beverage & Food Ltd.	1,700	73,913
Suzuken Co. Ltd.	400	12,758
Taiheiyo Cement Corp.	4,000	11,432
Taisho Pharmaceutical Holdings Co. Ltd.	500	54,747
Takashimaya Co. Ltd.	1,000	7,576
Takeda Pharmaceutical Co. Ltd.	2,500	111,396
Tobu Railway Co. Ltd.	4,000	21,568
Tokyo Gas Co. Ltd.	9,000	38,312
TonenGeneral Sekiyu KK	4,000	36,137
Toray Industries, Inc.	2,000	18,220
Toyo Suisan Kaisha Ltd.	1,400	62,178
Toyota Motor Corp.	600	33,621
United Urban Investment Corp.	40	74,779
USS Co. Ltd.	1,000	16,962
West Japan Railway Co.	400	24,743
Yamada Denki Co. Ltd.	4,600	24,256
Yamaguchi Financial Group, Inc.	2,000	19,751
Yamato Holdings Co. Ltd.	1,600	39,373

		2,896,907
Luxembourg — 0.6%
RTL Group SA (b)	688	58,656
Netherlands — 0.3%
NN Group NV	491	13,243
QIAGEN NV (b)	254	6,668

Common Stocks	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC, Class A	267	$6,894

		26,805
New Zealand — 0.6%
Auckland International Airport Ltd.	1,171	6,245
Contact Energy Ltd.	3,870	15,108
Meridian Energy Ltd.	5,086	10,286
Mighty River Power Ltd.	2,358	5,335
Ryman Healthcare Ltd.	2,001	13,788
Spark New Zealand Ltd.	2,357	6,725

		57,487
Norway — 0.1%
Telenor ASA	666	11,150
Singapore — 3.8%
DBS Group Holdings Ltd.	6,800	78,614
Oversea-Chinese Banking Corp. Ltd.	12,200	78,696
Singapore Airlines Ltd.	9,200	75,410
Singapore Telecommunications Ltd.	28,000	87,805
StarHub Ltd.	11,200	32,803
United Overseas Bank Ltd.	2,300	31,559

		384,887
Sweden — 0.7%
Hennes & Mauritz AB, Class B	477	14,405
ICA Gruppen AB	480	16,060
TeliaSonera AB	9,829	44,851

		75,316
Switzerland — 11.6%
Baloise Holding AG, Registered Shares	101	11,368
Barry Callebaut AG, Registered Shares (b)	16	20,912
Givaudan SA, Registered Shares	6	12,323
Kuehne & Nagel International AG, Registered Shares	701	98,327
Lindt & Spruengli AG	15	88,199
Nestle SA, Registered Shares	2,000	160,265
Novartis AG, Registered Shares	1,895	157,177
Roche Holding AG	590	150,608
Schindler Holding AG, Registered Shares	45	8,690
Sonova Holding AG, Registered Shares	635	86,932
Swatch Group AG, Registered Shares	90	4,594
Swiss Prime Site AG, Registered Shares (b)	819	75,219
Swiss Re AG	1,475	123,644
Swisscom AG, Registered Shares	240	118,068
Zurich Insurance Group AG (b)	228	54,741

		1,171,067
United Kingdom — 21.9%
Admiral Group PLC	608	17,402
Associated British Foods PLC	324	11,533
AstraZeneca PLC	1,398	93,594
Babcock International Group PLC	679	8,709
British American Tobacco PLC	1,649	105,247
BT Group PLC	7,383	40,337
Bunzl PLC	863	27,001
Capita PLC	1,103	14,006
Centrica PLC	12,092	38,568
Compass Group PLC	6,186	117,520
Diageo PLC	2,621	75,109
Direct Line Insurance Group PLC	9,308	43,069
Dixons Carphone PLC	1,204	5,567
easyJet PLC	2,584	35,543
Fresnillo PLC	351	8,982
G4S PLC	10,008	24,659
GlaxoSmithKline PLC	5,018	112,067
HSBC Holdings PLC	13,583	89,032
Imperial Brands PLC	1,167	61,497

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Min Vol EAFE Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Inmarsat PLC	2,824	$29,199
J. Sainsbury PLC	4,766	14,143
Kingfisher PLC	13,613	60,451
Land Securities Group PLC	741	10,727
Lloyds Banking Group PLC	54,962	38,657
Marks & Spencer Group PLC	6,499	27,477
Merlin Entertainments PLC (c)	3,311	20,714
National Grid PLC	9,402	134,814
Next PLC	746	49,598
Randgold Resources Ltd.	769	90,494
Reckitt Benckiser Group PLC	1,465	142,047
RELX PLC	4,960	94,184
Royal Mail PLC	11,726	79,070
SABMiller PLC	622	36,344
Severn Trent PLC	156	5,055
Sky PLC	4,322	52,635

Common Stocks	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	2,980	$49,018
SSE PLC	5,561	111,627
Tate & Lyle PLC	3,832	36,671
Unilever PLC	2,421	113,262
United Utilities Group PLC	530	7,130
Vodafone Group PLC	18,864	57,307
Whitbread PLC	215	10,979
William Hill PLC	3,267	13,819

		2,214,864
Total Long-Term Investments (Cost — $9,815,831) — 98.1%		9,930,042
Total Investments (Cost — $9,815,831) — 98.1%		9,930,042
Other Assets Less Liabilities — 1.9%		191,251

Net Assets — 100.0%		$10,121,293

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity[1]	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Premier Government Institutional Fund	—	—	—	$2
[1] Represents net activity purchased for the period July 13, 2016, the commencement of operations, to July 31, 2016.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
1	FTSE 100 Index	September 2016	USD	88,360	$395
1	Nikkei 225 Index	September 2016	USD	81,247	1,540
Total					$1,935

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$1,935	—	—	—	$1,935

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$148	—	—	—	$148

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Min Vol EAFE Index Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,935	—	—	—	$1,935

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts purchased	$169,607

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$625,731	—	$625,731
Belgium	—	157,566	—	157,566
Denmark	—	195,639	—	195,639
France	—	471,972	—	471,972
Germany	—	380,463	—	380,463
Hong Kong	$61,629	783,662	—	845,291
Ireland	30,077	93,541	—	123,618
Israel	—	226,788	—	226,788
Italy	—	5,835	—	5,835
Japan	—	2,896,907	—	2,896,907
Luxembourg	—	58,656	—	58,656
Netherlands	—	26,805	—	26,805
New Zealand	—	57,487	—	57,487
Norway	—	11,150	—	11,150
Singapore	—	384,887	—	384,887
Sweden	—	75,316	—	75,316
Switzerland	—	1,171,067	—	1,171,067
United Kingdom	—	2,214,864	—	2,214,864

Total	$91,706	$9,838,336	—	$9,930,042

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,935	—	—	$1,935
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,987	—	—	$5,987
Cash pledged for futures contracts	10,523	—	—	10,523
Foreign currency at value	190,164	—	—	190,164

Total	$206,674	—	—	$206,674

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	170	$42,964
Air Freight & Logistics — 1.9%
C.H. Robinson Worldwide, Inc.	555	38,639
Expeditors International of Washington, Inc.	607	30,004
United Parcel Service, Inc., Class B	1,160	125,396

		194,039
Banks — 0.4%
US Bancorp	506	21,338
Wells Fargo & Co.	408	19,572

		40,910
Beverages — 2.8%
Coca-Cola Co.	2,561	111,736
Dr. Pepper Snapple Group, Inc.	217	21,377
PepsiCo, Inc.	1,340	145,953

		279,066
Chemicals — 1.0%
Ecolab, Inc.	262	31,015
Monsanto Co.	158	16,870
Praxair, Inc.	262	30,533
Sherwin-Williams Co.	68	20,382

		98,800
Commercial Services & Supplies — 2.7%
Cintas Corp.	581	62,324
Republic Services, Inc.	1,969	100,931
Waste Management, Inc.	1,680	111,081

		274,336
Communications Equipment — 1.1%
Cisco Systems, Inc.	2,197	67,074
Motorola Solutions, Inc.	667	46,277

		113,351
Distributors — 0.1%
Genuine Parts Co.	124	12,678
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B (a)	825	119,023
CME Group, Inc.	250	25,560

		144,583
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	3,609	156,233
Verizon Communications, Inc.	2,741	151,879

		308,112
Electric Utilities — 4.6%
American Electric Power Co., Inc.	276	19,127
Duke Energy Corp.	1,571	134,462
Eversource Energy	311	18,190
NextEra Energy, Inc.	507	65,043
Southern Co.	2,510	134,285
Xcel Energy, Inc.	2,171	95,481

		466,588
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	172	10,237
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	117	9,421
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	204	34,113
CVS Health Corp.	342	31,710
Sysco Corp.	578	29,935
Wal-Mart Stores, Inc.	713	52,027

		147,785

Common Stocks	Shares	Value
Food Products — 4.6%
Campbell Soup Co.	900	$56,043
ConAgra Foods, Inc.	496	23,193
General Mills, Inc.	2,178	156,576
Hershey Co.	644	71,329
J.M. Smucker Co.	61	9,404
Kellogg Co.	989	81,800
McCormick & Co., Inc.	642	65,645

		463,990
Health Care Equipment & Supplies — 7.1%
Abbott Laboratories	1,398	62,561
Baxter International, Inc.	1,151	55,271
Becton Dickinson & Co.	772	135,872
C.R. Bard, Inc.	432	96,651
Intuitive Surgical, Inc. (a)	74	51,486
Medtronic PLC	916	80,269
ResMed, Inc.	221	15,223
Stryker Corp.	1,019	118,489
Varian Medical Systems, Inc. (a)	704	66,697
Zimmer Biomet Holdings, Inc.	251	32,916

		715,435
Health Care Providers & Services — 6.2%
Aetna, Inc.	151	17,397
AmerisourceBergen Corp.	583	49,666
Anthem, Inc.	161	21,146
Cardinal Health, Inc.	540	45,144
Cigna Corp.	280	36,109
DaVita HealthCare Partners, Inc. (a)	867	67,227
Express Scripts Holding Co. (a)	531	40,393
Henry Schein, Inc. (a)	543	98,272
Humana, Inc.	55	9,490
Laboratory Corp. of America Holdings (a)	378	52,753
McKesson Corp.	32	6,226
Patterson Cos., Inc.	783	38,649
Quest Diagnostics, Inc.	280	24,181
UnitedHealth Group, Inc.	810	115,992

		622,645
Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc. (a)	38	16,112
Darden Restaurants, Inc.	236	14,528
McDonald’s Corp.	1,113	130,945
Starbucks Corp.	785	45,569

		207,154
Household Products — 4.5%
Church & Dwight Co., Inc.	749	73,582
Clorox Co.	631	82,705
Colgate-Palmolive Co.	1,123	83,585
Kimberly-Clark Corp.	490	63,479
Procter & Gamble Co.	1,722	147,386

		450,737
Industrial Conglomerates — 0.8%
3M Co.	320	57,075
Danaher Corp.	326	26,550

		83,625
Insurance — 4.9%
Allstate Corp.	252	17,219
Aon PLC	140	14,990
Arch Capital Group Ltd. (a)	1,134	82,362
Axis Capital Holdings Ltd.	997	55,413
Chubb Ltd.	751	94,070
Everest Re Group Ltd.	294	55,569
Markel Corp. (a)	28	26,565
Marsh & McLennan Cos., Inc.	865	56,874

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	13

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	448	$52,067
W.R. Berkley Corp.	649	37,765

		492,894
Internet Software & Services — 1.2%
Alphabet, Inc., Class A (a)	55	43,524
eBay, Inc. (a)	1,063	33,123
Facebook, Inc., Class A (a)	333	41,272

		117,919
IT Services — 8.7%
Accenture PLC, Class A	932	105,139
Automatic Data Processing, Inc.	1,497	133,158
Broadridge Financial Solutions, Inc.	754	51,031
Fidelity National Information Services, Inc.	733	58,295
Fiserv, Inc. (a)	933	102,966
Gartner, Inc. (a)	559	56,040
International Business Machines Corp.	474	76,134
Mastercard, Inc., Class A	336	32,001
Paychex, Inc.	2,472	146,540
Vantiv, Inc., Class A (a)	154	8,435
Visa, Inc., Class A	1,288	100,528

		870,267
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	229	36,374
Waters Corp. (a)	190	30,197

		66,571
Machinery — 0.1%
Fortive Corp. (a)	158	7,617
Media — 0.9%
Charter Communications, Inc., Class A (a)	225	52,846
Comcast Corp., Class A	563	37,862

		90,708
Metals & Mining — 1.4%
Newmont Mining Corp.	3,113	136,972
Multi-Utilities — 3.6%
Consolidated Edison, Inc.	1,717	137,497
Dominion Resources, Inc.	1,176	91,752
PG&E Corp.	939	60,040
Sempra Energy	108	12,083
WEC Energy Group, Inc.	930	60,366

		361,738
Multiline Retail — 1.1%
Dollar General Corp.	357	33,822
Dollar Tree, Inc. (a)	174	16,754
Target Corp.	781	58,833

		109,409
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	156	15,987
Exxon Mobil Corp.	1,457	129,600
Occidental Petroleum Corp.	409	30,565

		176,152
Pharmaceuticals — 5.6%
Allergan PLC (a)	24	6,071
Bristol-Myers Squibb Co.	1,145	85,658
Eli Lilly & Co.	1,097	90,930
Johnson & Johnson	1,229	153,908
Merck & Co., Inc.	1,770	103,828
Pfizer, Inc.	3,260	120,261

		560,656

Common Stocks	Shares	Value
Professional Services — 0.3%
Equifax, Inc.	64	$8,477
Nielsen Holdings PLC	181	9,749
Verisk Analytics, Inc. (a)	97	8,272

		26,498
Real Estate Investment Trusts (REITs) — 12.3%
American Capital Agency Corp.	3,369	65,999
American Tower Corp.	483	55,917
Annaly Capital Management, Inc.	10,168	111,645
AvalonBay Communities, Inc.	660	122,529
Boston Properties, Inc.	71	10,091
Camden Property Trust	82	7,346
Crown Castle International Corp.	1,059	102,755
Digital Realty Trust, Inc.	206	21,519
Equity Residential	908	61,735
Essex Property Trust, Inc.	165	38,590
Extra Space Storage, Inc.	95	8,172
Federal Realty Investment Trust	381	64,656
General Growth Properties, Inc.	590	18,850
Macerich Co.	599	53,455
Public Storage	515	123,044
Realty Income Corp.	1,011	72,256
Regency Centers Corp.	340	28,876
Simon Property Group, Inc.	352	79,918
UDR, Inc.	1,316	48,995
Ventas, Inc.	889	67,706
Vornado Realty Trust	105	11,277
Welltower, Inc.	685	54,341

		1,229,672
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	1,028	35,836
Software — 2.9%
Adobe Systems, Inc. (a)	418	40,905
ANSYS, Inc. (a)	518	46,289
Cadence Design Systems, Inc. (a)	882	21,212
Intuit, Inc.	48	5,328
Microsoft Corp.	914	51,806
Oracle Corp.	1,047	42,969
Synopsys, Inc. (a)	1,459	79,019
VMware, Inc., Class A (a)	82	5,984

		293,512
Specialty Retail — 3.6%
AutoZone, Inc. (a)	117	95,235
Foot Locker, Inc.	131	7,810
Home Depot, Inc.	499	68,982
L Brands, Inc.	178	13,154
Lowe’s Cos., Inc.	472	38,836
O’Reilly Automotive, Inc. (a)	65	18,891
Ross Stores, Inc.	236	14,592
TJX Cos., Inc.	1,225	100,107

		357,607
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	45	4,689
EMC Corp.	1,364	38,574

		43,263
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	305	16,927
VF Corp.	241	15,046

		31,973
Tobacco — 1.6%
Altria Group, Inc.	1,420	96,134
Philip Morris International, Inc.	398	39,903

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Min Vol USA Index Fund

Common Stocks	Shares	Value
Tobacco (continued)
Reynolds American, Inc.	578	$28,935

		164,972
Water Utilities — 0.3%
American Water Works Co., Inc.	336	27,747
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (a)	151	17,365
Total Long-Term Investments (Cost — $9,913,048) — 98.8%		9,905,804

Short-Term Securities — 1.1%	Shares	Value
BlackRock Premier Government Institutional Fund, 0.24% (b)(c)	111,089	$111,089
Total Short-Term Securities (Cost — $111,089) — 1.1%		111,089
Total Investments (Cost — $10,024,137) — 99.9%		10,016,893
Other Assets Less Liabilities — 0.1%		9,585

Net Assets — 100.0%		$10,026,478

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity[1]	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Premier Government Institutional Fund	111,089	111,089	$111,089	$261
[1] Represents net shares purchased for the period July 13, 2016, the commencement of operations, to July 31, 2016.

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
1	S&P 500 E-Mini Index	September 2016	USD	108,410	$1,132

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$1,132	—	—	—	$1,132

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,132	—	—	—	$1,132

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts purchased	$108,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	15

Schedule of Investments (concluded)	BlackRock Min Vol USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$9,905,804	—	—	$9,905,804
Short-Term Securities	111,089	—	—	111,089

Total	$10,016,893	—	—	$10,016,893

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,132	—	—	$1,132
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$205	—	—	$205
Cash pledged for futures contracts	5,000	—	—	5,000

Total	$5,205	—	—	$5,205

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Multifactor International Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.3%
Bendigo & Adelaide Bank Ltd.	3,485	$26,929
Cochlear Ltd.	438	44,252
Dexus Property Group	6,928	51,452
Domino’s Pizza Enterprises Ltd.	469	26,869
Flight Centre Travel Group Ltd.	425	10,415
GPT Group	13,735	58,580
Harvey Norman Holdings Ltd.	4,248	15,628
Incitec Pivot Ltd.	12,873	28,185
Lend Lease Group (a)	4,221	43,082
Platinum Asset Management Ltd.	1,794	8,266
Qantas Airways Ltd. (b)	3,941	9,462
REA Group Ltd.	403	20,013
TPG Telecom Ltd.	2,594	25,357
Treasury Wine Estates Ltd.	5,642	41,443
Vocus Communications Ltd.	3,846	26,154

		436,087
Belgium — 1.5%
Ageas	1,540	51,773
Colruyt SA	515	28,727
Proximus	1,163	36,304
Umicore SA	728	42,122

		158,926
Canada — 4.1%
Cameco Corp.	3,026	28,924
CCL Industries, Inc., Class B	213	38,125
Constellation Software, Inc.	146	59,434
Empire Co. Ltd., Class A	1,258	20,041
Industrial Alliance Insurance & Financial Services, Inc.	784	25,520
Jean Coutu Group PJC, Inc., Class A	639	9,255
Keyera Corp.	1,396	40,074
Linamar Corp.	374	14,846
Magna International, Inc.	3,075	118,464
Metro, Inc.	1,821	66,207

		420,890
Denmark — 4.4%
Chr Hansen Holding A/S	756	47,546
Coloplast A/S, Class B	927	72,644
DSV A/S	1,472	65,546
Genmab A/S (b)	434	78,688
Pandora A/S	888	115,663
TDC A/S	6,196	32,622
Tryg A/S	880	16,404
William Demant Holding A/S (b)	936	19,113

		448,226
Finland — 2.8%
Elisa OYJ	1,088	39,473
Kone OYJ, Class B	1,037	52,544
Neste Oil OYJ	980	37,190
Orion OYJ, Class B	783	32,078
Stora Enso OYJ, Class R	4,211	38,255
UPM-Kymmene OYJ	4,080	84,140

		283,680
France — 6.2%
AtoS SE	673	65,971
AXA SA	4,881	99,340
Cap Gemini SA	399	38,354
CNP Assurances	1,312	20,045
Renault SA	1,470	128,528
SCOR SE	1,248	36,459
Societe BIC SA	220	32,516
Technip SA	819	45,919
Thales SA	807	73,501

Common Stocks	Shares	Value
France (continued)
Valeo SA	1,823	$93,522

		634,155
Germany — 4.9%
Covestro AG (c)	542	25,335
Deutsche Lufthansa AG, Registered Shares	1,776	21,111
Fuchs Petrolub SE, Preference Shares	532	22,464
Hannover Rueck SE	461	47,153
HeidelbergCement AG	1,078	91,318
Infineon Technologies AG	8,716	144,494
K+S AG, Registered Shares	1,461	30,538
Metro AG	1,363	43,852
OSRAM Licht AG	681	35,430
United Internet AG, Registered Shares	939	41,558

		503,253
Hong Kong — 3.3%
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	20,500	19,638
Hysan Development Co. Ltd.	5,000	23,057
Kerry Properties Ltd.	5,000	13,712
New World Development Co. Ltd.	42,000	48,947
NWS Holdings Ltd.	12,000	19,678
Sino Land Co. Ltd.	24,000	42,942
WH Group Ltd. (c)	45,000	35,537
Wharf Holdings Ltd.	11,000	76,021
Wheelock & Co. Ltd.	6,000	32,174
Yue Yuen Industrial Holdings Ltd.	5,500	22,349

		334,055
Ireland — 0.7%
DCC PLC	677	60,416
Ryanair Holdings PLC - ADR	229	16,206

		76,622
Israel — 1.1%
Bank Hapoalim BM	8,105	41,316
Bank Leumi Le-Israel BM (b)	10,683	38,495
Mizrahi Tefahot Bank Ltd.	1,064	12,925
Taro Pharmaceutical Industries Ltd. (b)	115	16,095

		108,831
Italy — 0.1%
UnipolSai SpA	8,486	14,237
Japan — 25.3%
Air Water, Inc.	1,000	17,003
Alfresa Holdings Corp.	1,400	30,692
Amada Co. Ltd.	2,600	28,335
Aozora Bank Ltd.	9,000	33,025
Bank of Kyoto Ltd.	2,000	13,463
Brother Industries Ltd.	1,800	20,455
Casio Computer Co. Ltd.	700	9,964
Chiba Bank Ltd.	5,000	23,900
Chugoku Bank Ltd.	1,200	13,517
Daicel Corp.	2,200	24,672
Daito Trust Construction Co. Ltd.	500	83,960
FamilyMart Co. Ltd.	400	23,555
Fuji Heavy Industries Ltd.	4,500	171,921
Fukuoka Financial Group, Inc.	6,000	22,924
Hachijuni Bank Ltd.	3,100	14,503
Hino Motors Ltd.	1,700	17,753
Hiroshima Bank Ltd.	4,000	14,485
Hitachi Chemical Co. Ltd.	800	16,687
Hitachi High-Technologies Corp.	500	17,011
Hitachi Metals Ltd.	1,600	17,788
Idemitsu Kosan Co. Ltd.	700	13,705
Iida Group Holdings Co. Ltd.	1,100	21,778

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	17

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

Common Stocks	Shares	Value
Japan (continued)
ITOCHU Corp.	11,400	$129,252
Iyo Bank Ltd.	1,900	12,245
Japan Airlines Co. Ltd.	900	27,746
Joyo Bank Ltd.	5,000	19,538
JSR Corp.	1,500	20,489
JX Holdings, Inc.	16,200	61,380
Kakaku.com, Inc.	1,100	22,821
Kamigumi Co. Ltd.	2,000	17,999
Kaneka Corp.	2,000	15,062
Keisei Electric Railway Co. Ltd.	2,000	26,219
Koito Manufacturing Co. Ltd.	900	44,439
Konami Corp.	700	27,140
Konica Minolta, Inc.	3,500	28,128
Kose Corp.	200	18,418
Kuraray Co. Ltd.	2,700	34,053
Kyushu Financial Group, Inc.	2,700	14,917
Marubeni Corp.	12,600	58,578
Maruichi Steel Tube Ltd.	400	14,778
Medipal Holdings Corp.	1,000	16,364
Miraca Holdings, Inc.	400	18,424
Mitsubishi Chemical Holdings Corp.	10,400	56,176
Mitsubishi Gas Chemical Co., Inc.	3,000	17,092
Mitsubishi Materials Corp.	9,000	23,651
Mitsubishi Motors Corp.	5,300	24,706
Mixi, Inc.	400	14,329
Nexon Co. Ltd.	1,300	19,272
NH Foods Ltd.	1,000	24,318
NHK Spring Co. Ltd.	1,600	13,983
Nippon Electric Glass Co. Ltd.	3,000	13,619
Nippon Telegraph & Telephone Corp.	5,100	242,351
Nisshin Seifun Group, Inc.	1,500	24,761
NOK Corp.	700	13,310
Obic Co. Ltd.	500	29,106
Oji Holdings Corp.	7,000	29,192
Oracle Corp. Japan	300	18,251
Osaka Gas Co. Ltd.	15,000	60,538
Otsuka Corp.	400	20,492
Park24 Co. Ltd.	800	27,095
Pola Orbis Holdings, Inc.	200	19,688
Ryohin Keikaku Co. Ltd.	200	44,402
Santen Pharmaceutical Co. Ltd.	2,800	46,561
Sekisui Chemical Co. Ltd.	3,100	45,086
Shimamura Co. Ltd.	200	29,179
Sohgo Security Services Co. Ltd.	500	24,692
Stanley Electric Co. Ltd.	1,200	29,092
Start Today Co. Ltd.	500	23,828
Sumitomo Heavy Industries Ltd.	4,000	18,978
Sumitomo Rubber Industries Ltd.	1,300	18,349
Sundrug Co. Ltd.	300	26,024
Suzuken Co. Ltd.	600	19,136
Takashimaya Co. Ltd.	2,000	15,153
Teijin Ltd.	7,000	26,328
Toho Gas Co. Ltd.	3,000	26,401
Tokyo Electric Power Co. Holdings, Inc. (b)	11,100	43,537
Toppan Printing Co. Ltd.	4,000	35,280
Toyo Suisan Kaisha Ltd.	700	31,089
Toyoda Gosei Co. Ltd.	500	10,861
Tsuruha Holdings, Inc.	300	34,114
Yamada Denki Co. Ltd.	4,800	25,311
Yamaguchi Financial Group, Inc.	2,000	19,751
Yokogawa Electric Corp.	1,700	21,977
Yokohama Rubber Co. Ltd.	800	10,744

		2,596,889
Netherlands — 4.0%
Aegon NV	13,949	56,478
Koninklijke Ahold NV	9,764	233,108

Common Stocks	Shares	Value
Netherlands (continued)
Koninklijke Boskalis Westminster NV	671	$24,661
Koninklijke Vopak NV	538	27,660
NN Group NV	2,622	70,723

		412,630
Norway — 0.1%
Yara International ASA	192	6,259
Singapore — 0.7%
Golden Agri-Resources Ltd.	54,000	14,546
Singapore Exchange Ltd.	6,100	34,442
UOL Group Ltd.	3,700	15,964
Yangzijiang Shipbuilding Holdings Ltd.	14,700	9,591

		74,543
Spain — 0.2%
Zardoya Otis SA	2,272	22,299
Sweden — 0.8%
Boliden AB	2,087	45,935
Securitas AB, Class B	2,394	39,391

		85,326
Switzerland — 13.2%
Actelion Ltd., Registered Shares (b)	786	139,225
Adecco SA, Registered Shares	1,265	69,431
Aryzta AG (b)	667	25,058
Baloise Holding AG, Registered Shares	382	42,996
EMS-Chemie Holding AG, Registered Shares	63	34,472
Galenica AG	30	38,666
Geberit AG, Registered Shares	289	111,455
Givaudan SA, Registered Shares	53	108,848
Kuehne & Nagel International AG, Registered Shares	413	57,930
Lonza Group AG, Registered Shares (b)	405	76,270
Partners Group Holding AG	133	60,830
Schindler Holding AG, Participation Certificates	339	64,998
Schindler Holding AG, Registered Shares	157	30,317
SGS SA, Registered Shares	42	92,914
Sika AG, Bearer Shares	17	79,641
Swiss Life Holding AG, Registered Shares (b)	246	56,115
Swiss Prime Site AG, Registered Shares (b)	532	48,860
Swiss Re AG	2,526	211,746

		1,349,772
United Kingdom — 20.1%
3i Group PLC	7,433	60,712
Admiral Group PLC	1,615	46,224
Auto Trader Group PLC (c)	7,256	35,611
BAE Systems PLC	24,204	170,894
Barratt Developments PLC	7,661	44,361
Berkeley Group Holdings PLC	993	35,223
Bunzl PLC	2,562	80,159
Cobham PLC	13,054	29,596
Croda International PLC	1,004	44,150
Direct Line Insurance Group PLC	10,510	48,631
Dixons Carphone PLC	7,481	34,592
easyJet PLC	1,215	16,712
GKN PLC	13,101	50,144
Hargreaves Lansdown PLC	1,994	34,271
ICAP PLC	4,233	24,863
IMI PLC	2,079	29,497
Imperial Brands PLC	4,506	237,452
Investec PLC	2,658	15,821
ITV PLC	27,735	71,915
J. Sainsbury PLC	10,293	30,545
Meggitt PLC	5,925	34,317
Mondi PLC	2,807	56,806
Persimmon PLC	2,351	52,492
Petrofac Ltd.	1,980	19,578

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multifactor International Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Provident Financial PLC	1,126	$40,380
Randgold Resources Ltd.	715	84,140
RELX PLC	8,463	160,702
Sage Group PLC	8,250	77,793
Segro PLC	5,705	33,428
Smith & Nephew PLC	6,837	112,462
Smiths Group PLC	3,020	50,480
Tate & Lyle PLC	3,565	34,116
Taylor Wimpey PLC	24,911	50,975
Travis Perkins PLC	1,899	39,184
William Hill PLC	6,761	28,599
WM Morrison Supermarkets PLC	16,956	41,669
Wolseley PLC	119	6,635

		2,065,129
Total Common Stocks — 97.8%		10,031,809

Rights — 0.0%	Shares	Value
Spain — 0.0%
Zardoya Otis SA (b)	1,384	$557
Total Long-Term Investments (Cost — $9,789,894) — 97.8%		10,032,366

Short-Term Securities
BlackRock Premier Government Institutional Fund, 0.24% (d)(e)	5,173	5,173
Total Short-Term Securities (Cost — $5,173) — 0.1%		5,173
Total Investments (Cost — $9,795,067) — 97.9%		10,037,539
Other Assets Less Liabilities — 2.1%		216,845

Net Assets — 100.0%		$10,254,384

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity[1]	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Premier Government Institutional Fund	5,173	5,173	$5,173	$1
[1] Represents net shares purchased for the period July 13, 2016, the commencement of operations, to July 31, 2016.

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
4	Euro Stoxx 50 Index	September 2016	USD	133,400	$2,363
1	FTSE 100 Index	September 2016	USD	88,360	395
Total					$2,758

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$2,758	—	—	—	$2,758

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	19

Schedule of Investments (concluded)	BlackRock Multifactor International Index Fund

For the period ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$2,758	—	—	—	$2,758

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts purchased	$221,760

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$436,087	—	$436,087
Belgium	—	158,926	—	158,926
Canada	$420,890	—	—	420,890
Denmark	—	448,226	—	448,226
Finland	—	283,680	—	283,680
France	—	634,155	—	634,155
Germany	—	503,253	—	503,253
Hong Kong	—	334,055	—	334,055
Ireland	16,206	60,416	—	76,622
Israel	16,095	92,736	—	108,831
Italy	—	14,237	—	14,237
Japan	—	2,596,889	—	2,596,889
Netherlands	—	412,630	—	412,630
Norway	—	6,259	—	6,259
Singapore	—	74,543	—	74,543
Spain	—	22,299	—	22,299
Sweden	—	85,326	—	85,326
Switzerland	—	1,349,772	—	1,349,772
United Kingdom	—	2,065,129	—	2,065,129
Rights	557	—	—	557
Short-Term Securities	5,173	—	—	5,173

Total	$458,921	$9,578,618	—	$10,037,539

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,758	—	—	$2,758
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$17,275	—	—	$17,275
Foreign currency at value	210,538			210,538

Total	$227,813	—	—	$227,813

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
Autoliv, Inc.	448	$47,398
Northrop Grumman Corp.	874	189,335

		236,733
Airlines — 1.2%
American Airlines Group, Inc.	769	27,299
Delta Air Lines, Inc.	989	38,324
Southwest Airlines Co.	814	30,126
United Continental Holdings, Inc. (a)	457	21,429

		117,178
Auto Components — 1.8%
Delphi Automotive PLC	1,411	95,694
Goodyear Tire & Rubber Co.	1,362	39,049
Lear Corp.	378	42,884

		177,627
Automobiles — 2.2%
General Motors Co.	6,953	219,298
Banks — 0.6%
Citizens Financial Group, Inc.	2,683	59,911
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	952	93,782
Biotechnology — 2.6%
Gilead Sciences, Inc.	3,001	238,490
United Therapeutics Corp. (a)	230	27,832

		266,322
Building Products — 0.3%
AO Smith Corp.	380	35,298
Capital Markets — 0.9%
Eaton Vance Corp.	585	22,119
Raymond James Financial, Inc.	646	35,465
SEI Investments Co.	707	31,815

		89,399
Chemicals — 2.5%
Celanese Corp., Series A	749	47,502
Eastman Chemical Co.	751	48,988
LyondellBasell Industries NV, Class A	1,867	140,510
Mosaic Co.	540	14,580

		251,580
Communications Equipment — 0.2%
Juniper Networks, Inc.	704	15,974
Construction & Engineering — 0.7%
Fluor Corp.	706	37,785
Jacobs Engineering Group, Inc. (a)	625	33,450

		71,235
Containers & Packaging — 0.3%
Avery Dennison Corp.	455	35,440
Distributors — 0.8%
Genuine Parts Co.	760	77,702
Diversified Financial Services — 0.4%
Nasdaq, Inc.	583	41,253
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	8,053	348,615
CenturyLink, Inc.	2,764	86,900

		435,515
Electric Utilities — 4.9%
Edison International	1,619	125,278
Entergy Corp.	907	73,821
Exelon Corp.	4,675	174,284
FirstEnergy Corp.	2,153	75,183

Common Stocks	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	564	$44,482

		493,048
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	668	76,419
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics, Inc. (a)	464	30,852
Avnet, Inc.	670	27,537
Corning, Inc.	5,656	125,676
Flextronics International Ltd. (a)	2,797	35,438
FLIR Systems, Inc.	702	22,871
TE Connectivity Ltd.	1,879	113,266

		355,640
Energy Equipment & Services — 0.3%
Helmerich & Payne, Inc.	551	34,146
Food Products — 4.4%
Archer-Daniels-Midland Co.	3,026	136,412
Campbell Soup Co.	1,024	63,765
Hormel Foods Corp.	1,481	55,315
Ingredion, Inc.	366	48,766
McCormick & Co., Inc.	315	32,209
Tyson Foods, Inc., Class A	1,490	109,664

		446,131
Health Care Equipment & Supplies — 2.2%
Edwards Lifesciences Corp. (a)	1,091	124,941
ResMed, Inc.	712	49,043
Varian Medical Systems, Inc. (a)	487	46,138

		220,122
Health Care Providers & Services — 10.7%
Aetna, Inc.	1,777	204,728
Anthem, Inc.	1,328	174,420
Cardinal Health, Inc.	1,674	139,946
Cigna Corp.	1,300	167,648
Henry Schein, Inc. (a)	416	75,288
Humana, Inc.	754	130,103
MEDNAX, Inc. (a)	477	32,870
Patterson Cos., Inc.	430	21,225
Quest Diagnostics, Inc.	726	62,697
UnitedHealth Group, Inc.	100	14,320
Universal Health Services, Inc., Class B	459	59,454

		1,082,699
Household Durables — 0.7%
Leggett & Platt, Inc.	692	36,379
Whirlpool Corp.	170	32,701

		69,080
Insurance — 15.0%
Aflac, Inc.	2,135	154,318
American International Group, Inc.	3,760	204,694
Arch Capital Group Ltd. (a)	623	45,248
Assurant, Inc.	329	27,310
Axis Capital Holdings Ltd.	484	26,901
Cincinnati Financial Corp.	793	59,237
Everest Re Group Ltd.	216	40,826
FNF Group	1,260	47,464
Hartford Financial Services Group, Inc.	2,016	80,338
Lincoln National Corp.	1,225	53,496
Loews Corp.	1,464	60,507
Markel Corp. (a)	71	67,361
MetLife, Inc.	3,557	152,026
Principal Financial Group, Inc.	1,482	69,106
Progressive Corp.	2,970	96,555
Torchmark Corp.	585	36,194

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	21

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	1,499	$174,214
Unum Group	1,218	40,693
W.R. Berkley Corp.	500	29,095
XL Group Ltd.	1,498	51,846

		1,517,429
IT Services — 4.9%
Accenture PLC, Class A	1,951	220,092
Broadridge Financial Solutions, Inc.	604	40,879
Paychex, Inc.	1,651	97,871
Total System Services, Inc.	838	42,671
Western Union Co.	2,551	51,020
Xerox Corp.	4,390	45,217

		497,750
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	1,666	80,151
Mettler-Toledo International, Inc. (a)	137	56,336
Waters Corp. (a)	413	65,638

		202,125
Machinery — 0.2%
AGCO Corp.	335	16,134
Media — 1.0%
Omnicom Group, Inc.	1,218	100,229
Metals & Mining — 0.9%
Nucor Corp.	1,616	86,682
Multi-Utilities — 3.7%
Alliant Energy Corp.	563	22,661
Ameren Corp.	1,233	64,658
Consolidated Edison, Inc.	1,492	119,479
Public Service Enterprise Group, Inc.	2,574	118,430
SCANA Corp.	690	51,709

		376,937
Multiline Retail — 0.7%
Kohl’s Corp.	965	40,134
Nordstrom, Inc.	664	29,369

		69,503
Oil, Gas & Consumable Fuels — 4.8%
Exxon Mobil Corp.	9	801
HollyFrontier Corp.	855	21,734
Marathon Petroleum Corp.	2,690	105,959
Phillips 66	2,413	183,533
Tesoro Corp.	609	46,375
Valero Energy Corp.	2,391	125,001

		483,403
Professional Services — 0.5%
ManpowerGroup, Inc.	369	25,609
Robert Half International, Inc.	669	24,445

		50,054

Common Stocks	Shares	Value
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	230	$25,178
Road & Rail — 0.1%
AMERCO, Inc.	35	13,843
Semiconductors & Semiconductor Equipment — 1.8%
Marvell Technology Group Ltd.	2,244	26,367
NVIDIA Corp.	2,734	156,111

		182,478
Software — 2.7%
CA, Inc.	1,589	55,059
CDK Global, Inc.	673	38,893
Intuit, Inc.	1,240	137,628
Microsoft Corp.	56	3,174
Synopsys, Inc. (a)	770	41,703

		276,457
Specialty Retail — 6.7%
Best Buy Co., Inc.	1,481	49,761
Dick’s Sporting Goods, Inc.	458	23,491
Foot Locker, Inc.	698	41,615
Gap, Inc.	1,230	31,722
O’Reilly Automotive, Inc. (a)	494	143,571
Ross Stores, Inc.	2,058	127,246
Staples, Inc.	3,282	30,490
TJX Cos., Inc.	2,839	232,003

		679,899
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	1,224	127,553
Hewlett Packard Enterprise Co.	8,842	185,859
NetApp, Inc.	1,491	39,288
Seagate Technology PLC	1,507	48,269

		400,969
Thrifts & Mortgage Finance — 0.2%
People’s United Financial, Inc.	1,583	23,998
Total Long-Term Investments (Cost — $9,891,064) — 98.9%		10,004,600

Short-Term Securities — 1.0%
BlackRock Premier Government Institutional Fund, 0.24% (b)(c)	105,026	105,026
Total Short-Term Securities (Cost — $105,026) — 1.0%		105,026
Total Investments (Cost — $9,996,090) — 99.9%		10,109,626
Other Assets Less Liabilities — 0.1%		6,787

Net Assets — 100.0%		$10,116,413

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity[1]	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Premier Government Institutional Fund	105,026	105,026	$105,026	$261
[1] Represents net shares purchased for the period July 13, 2016, the commencement of operations, to July 31, 2016.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multifactor USA Index Fund

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	S&P 500 E-Mini Index	September 2016	USD 108,410	$1,132

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$1,132	—	—	—	$1,132

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,132	—	—	—	$1,132

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts purchased	$108,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,004,600	—	—	$10,004,600
Short-Term Securities	105,026	—	—	105,026

Total	$10,109,626	—	—	$10,109,626

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,132	—	—	$1,132
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	23

Schedule of Investments (concluded)	BlackRock Multifactor USA Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$225	—	—	$225
Cash pledged for futures contracts	5,000	—	—	5,000

Total	$5,225	—	—	$5,225

During the period ended July 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2016

Statements of Assets and Liabilities

July 31, 2016	BlackRock Min Vol EAFE Index Fund	BlackRock Min Vol USA Index Fund	BlackRock Multifactor International Index Fund	BlackRock Multifactor USA Index Fund

Assets
Investments at value — unaffiliated[1]	$9,930,042	$9,905,804	$10,032,366	$10,004,600
Investments at value — affiliated[2]	—	111,089	5,173	105,026
Cash	5,987	205	—	225
Cash pledged for futures contracts	10,523	5,000	17,275	5,000
Foreign currency at value[3]	190,164	—	210,538	—
Receivables:
Dividends — unaffiliated	4,600	4,589	568	2,617
Dividends — affiliated	2	261	1	261
Investment adviser	54,590	48,407	53,659	45,418
Variation margin on futures contracts	974	175	598	175
Deferred offering costs	99,552	99,552	99,552	99,552

Total assets	10,296,434	10,175,082	10,419,730	10,262,874

Liabilities
Payables:
Investments purchased	20,016	—	10,057	—
Offering costs	104,716	104,716	104,716	104,716
Officer’s and Trustees’ fees	558	558	558	558
Other accrued expenses	49,755	43,330	49,919	41,187
Variation margin on futures contracts	96	—	96	—

Total liabilities	175,141	148,604	165,346	146,461

Net Assets	$10,121,293	$10,026,478	$10,254,384	$10,116,413

Net Assets Consist of
Paid-in capital	$9,999,917	$10,028,233	$9,999,816	$9,999,836
Undistributed net investment income	3,678	4,386	7,356	1,834
Accumulated net realized gain (loss)	148	(29)	(20)	75
Net unrealized appreciation (depreciation)	117,550	(6,112)	247,232	114,668

Net Assets	$10,121,293	$10,026,478	$10,254,384	$10,116,413

[1] Investments at cost — unaffiliated	$9,815,831	$9,913,048	$9,789,894	$9,891,064
[2] Investments at cost — affiliated	—	$111,089	$5,173	$105,026
[3] Foreign currency at cost	$188,102	—	$208,364	—

Net Asset Value
Institutional:
Net assets	$101,211	$128,288	$102,541	$101,162

Shares outstanding	10,000	12,830	10,000	10,000

Net asset value	$10.12	$10.00	$10.25	$10.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K:
Net assets	$10,020,082	$9,898,190	$10,151,843	$10,015,251

Shares outstanding	990,000	990,000	990,000	990,000

Net asset value	$10.12	$10.00	$10.25	$10.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	25

Statements of Operations

Period July 13, 2016[1] to July 31, 2016	BlackRock Min Vol EAFE Index Fund	BlackRock Min Vol USA Index Fund	BlackRock Multifactor International Index Fund	BlackRock Multifactor USA Index Fund

Investment Income
Dividends — unaffiliated	$4,563	$4,701	$9,165	$2,900
Dividends — affiliated	2	261	1	261
Foreign taxes withheld	—	—	(29)	—

Total income	4,565	4,962	9,137	3,161

Expenses
Professional	34,452	33,426	34,452	33,426
Organization and offering	15,164	15,164	15,164	15,164
Custodian	9,918	4,518	10,080	2,376
Printing	3,996	3,996	3,996	3,996
Registration	1,008	1,008	1,008	1,008
Officer and Trustees	558	558	558	558
Investment advisory	393	197	1,483	1,042
Miscellaneous	379	378	380	379
Transfer agent — class specific	52	52	52	52

Total expenses	65,920	59,297	67,173	58,001
Less:
Fees waived by the Manager	(393)	(197)	(1,483)	(1,042)
Other expenses reimbursed by the Manager	(64,590)	(58,407)	(63,659)	(55,418)
Transfer agent fees waived and/or reimbursed — class specific	(50)	(49)	(50)	(50)

Total expenses after fees waived and/or reimbursed	887	644	1,981	1,491

Net investment income	3,678	4,318	7,156	1,670

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	—	(29)	(20)	75
Futures contracts	148	—	—	—
Foreign currency transactions	(83)	—	16	—

	65	(29)	(4)	75

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	114,211	(7,244)	242,472	113,536
Futures contracts	1,935	1,132	2,758	1,132
Foreign currency translations	1,404	—	2,002	—

	117,550	(6,112)	247,232	114,668

Net realized and unrealized gain (loss)	117,615	(6,141)	247,228	114,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,293	$(1,823)	$254,384	$116,413

[1] Commencement of operations.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2016

Statements of Changes in Net Assets

	BlackRock Min Vol EAFE Index Fund	BlackRock Min Vol USA Index Fund
Increase (Decrease) in Net Assets:	Period from July 13, 2016[1] to July 31, 2016	Period from July 13, 2016[1] to July 31, 2016

Operations
Net investment income	$3,678	$4,318
Net realized gain (loss)	65	(29)
Net change in unrealized appreciation (depreciation)	117,550	(6,112)

Net increase (decrease) in net assets resulting from operations	121,293	(1,823)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,000,000	10,028,301

Net Assets
Total increase in net assets	10,121,293	10,026,478
Beginning of period	—	—

End of period	$10,121,293	$10,026,478

Undistributed net investment income, end of period	$3,678	$4,386

[1] Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	27

Statements of Changes in Net Assets

	BlackRock Multifactor International Index Fund	BlackRock Multifactor USA Index Fund
Increase (Decrease) in Net Assets:	Period from July 13, 2016[1] to July 31, 2016	Period from July 13, 2016[1] to July 31, 2016

Operations
Net investment income	$7,156	$1,670
Net realized gain (loss)	(4)	75
Net change in unrealized appreciation (depreciation)	247,232	114,668

Net increase in net assets resulting from operations	254,384	116,413

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,000,000	10,000,000

Net Assets
Total increase in net assets	10,254,384	10,116,413
Beginning of period	—	—

End of period	$10,254,384	$10,116,413

Undistributed net investment income, end of period	$7,356	$1,834

[1] Commencement of operations.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights	BlackRock Min Vol EAFE Index Fund

	Institutional		Class K
	Period July 13, 2016[1] to July 31, 2016		Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00

Net investment income[2]	0.00	[3]	0.00	[3]
Net realized and unrealized gain	0.12		0.12

Net increase from investment operations	0.12		0.12

Net asset value, end of period	$10.12		$10.12

Total Return[4]
Based on net asset value	1.20%	[5]	1.20%	[5]

Ratios to Average Net Assets
Total expenses[6,7]	3.97%		3.90%

Total expenses after fees waived and/or reimbursed[6]	0.23%		0.18%

Net investment income[6]	0.70%		0.75%

Supplemental Data
Net assets, end of period (000)	$101		$10,020

Portfolio turnover rate	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.44% and 13.37%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	29

Financial Highlights	BlackRock Min Vol USA Index Fund

	Institutional		Class K
	Period July 13, 2016[1] to July 31, 2016		Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00

Net investment income[2]	0.00	[3]	0.00	[3]
Net realized and unrealized loss	(0.00)[4]		(0.00)[4]

Net increase (decrease) from investment operations	—		—

Net asset value, end of period	$10.00		$10.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.00%	[6]

Ratios to Average Net Assets[7]
Total expenses[8,9]	2.81%		2.75%

Total expenses after fees waived and/or reimbursed[8]	0.18%		0.13%

Net investment income[8]	0.85%		0.87%

Supplemental Data
Net assets, end of period (000)	$128		$9,898

Portfolio turnover rate	1%		1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[8]	Annualized.

[9]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.78% and 11.99%, respectively.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2016

Financial Highlights	BlackRock Multifactor International Index Fund

	Institutional		Class K
	Period July 13, 2016[1] to July 31, 2016		Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00

Net investment income[2]	0.01		0.01
Net realized and unrealized gain	0.24		0.24

Net increase from investment operations	0.25		0.25

Net asset value, end of period	$10.25		$10.25

Total Return[3]
Based on net asset value	2.50%	[4]	2.50%	[4]

Ratios to Average Net Assets
Total expenses[5,6]	4.20%		4.13%

Total expenses after fees waived and/or reimbursed[5]	0.45%		0.40%

Net investment income[5]	1.39%		1.44%

Supplemental Data
Net assets, end of period (000)	$103		$10,152

Portfolio turnover rate	—		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.62% and 13.55%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2016	31

Financial Highlights	BlackRock Multifactor USA Index Fund

	Institutional		Class K
	Period July 13, 2016[1] to July 31, 2016		Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00

Net investment income[2]	0.00	[3]	0.00	[3]
Net realized and unrealized gain	0.12		0.12

Net increase from investment operations	0.12		0.12

Net asset value, end of period	$10.12		$10.12

Total Return[4]
Based on net asset value	1.20%	[5]	1.20%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	2.54%		2.47%

Total expenses after fees waived and/or reimbursed[7]	0.35%		0.30%

Net investment income[7]	0.29%		0.34%

Supplemental Data
Net assets, end of period (000)	$101		$10,015

Portfolio turnover rate	—	[9]	—	[9]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.73% and 11.67%, respectively.

[9]	Amount is less than 0.50%.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Min Vol EAFE Index Fund	Min Vol EAFE	Diversified
BlackRock Min Vol USA Index Fund	Min Vol USA	Diversified
BlackRock Multifactor International Index Fund	MF International	Non-diversified
BlackRock Multifactor USA Index Fund	MF USA	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K shares are sold without a sales charge and only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed each Fund $10,000, which is included in other expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

BLACKROCK FUNDS	JULY 31, 2016	33

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

34	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risk (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
Min Vol EAFE	0.08%
Min Vol USA	0.04%
MF International	0.30%
MF USA	0.21%

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BLACKROCK FUNDS	JULY 31, 2016	35

Notes to Financial Statements (continued)

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the period ended July 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Class K	Total
Min Vol EAFE	$3	$49	$52
Min Vol USA	$3	$49	$52
MF International	$3	$49	$52
MF USA	$3	$49	$52

Expense Limitations, Waivers and Recoupments

The Manager, with respect to the Funds, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Class K
Min Vol EAFE	0.23%	0.18%
Min Vol USA	0.18%	0.13%
MF International	0.45%	0.40%
MF USA	0.35%	0.30%

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to November 30, 2017, unless approved by the Board, including a majority of the Independent Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived by the Manager, other expenses reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific respectively, in the Statements of Operations. For the period ended July 31, 2016, the amounts were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Min Vol EAFE	$393	$54,590
Min Vol USA	$140	$48,407
MF International	$1,483	$53,659
MF USA	$985	$45,418
Transfer Agent Fees Waived and/or Reimbursed

	Institutional	Class K	Total
Min Vol EAFE	$1	$49	$50
Min Vol USA	$1	$48	$49
MF International	$1	$49	$50
MF USA	$1	$49	$50

The Manager, with respect to the Funds, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the period ended July 31, 2016, the amounts waived were as follows:

Amount Waived
Min Vol EAFE	—
Min Vol USA	$57
MF International	—
MF USA	$57

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

36	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On July 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Fund Level	$54,983	$48,547	$55,142	$46,403
Institutional	$1	$1	$1	$1
Class K	$49	$48	$49	$49

Officers and Trustees

Certain officers and/or trustees of the Funds are officers and directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

6. Purchases and Sales:

For the period ended July 31, 2016, purchases and sales of investments excluding short-term securities were as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Purchases	$9,815,831	$9,970,374	$9,789,915	$9,930,482
Sales	—	$57,296	—	$39,493

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended July 31, 2016.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of July 31, 2016, the following permanent differences attributable to foreign currency transactions and non-deductible expenses were reclassified to the following accounts:

	Min Vol EAFE Index Fund	Min Vol USA Index Fund	Multifactor International Index Fund	Multifactor USA Index Fund
Paid-in capital	$(83)	$(68)	$(184)	$(164)
Undistributed net investment income	—	$68	$200	$164
Undistributed net realized gain (accumulated net realized loss)	$83	—	$(16)	—

As of July 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

	Min Vol EAFE Index Fund	Min Vol USA Index Fund	Multifactor International Index Fund	Multifactor USA Index Fund
Undistributed ordinary income	$13,113	$4,810	$18,743	$2,362
Undistributed long-term capital gains	237	679	1,655	679
Capital loss carryforwards	—	—	—	—
Net unrealized gains[1]	108,026	(7,244)	234,170	113,536

Total	$121,376	$(1,755)	$254,568	$116,577

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the realization for tax purposes of unrealized gains/losses on certain futures contracts.

BLACKROCK FUNDS	JULY 31, 2016	37

Notes to Financial Statements (continued)

As of July 31, 2016 gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Tax cost	$9,824,960	$10,024,137	$9,805,371	$9,996,090

Gross unrealized appreciation	$191,648	$124,108	$328,065	$244,964
Gross unrealized depreciation	(86,566)	(131,352)	(95,897)	(131,428)

Net unrealized appreciation (depreciation)	$105,082	$(7,244)	$232,168	$113,536

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended July 31, 2016 the Funds did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

38	BLACKROCK FUNDS	JULY 31, 2016

Notes to Financial Statements (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

The United Kingdom has voted to withdraw from the European Union on June 23, 2016, which may introduce significant uncertainties and instability in the financial markets across Europe.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period July 13, 2016[1] to July 31, 2016
Min Vol EAFE	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

	Period July 13, 2016[1] to July 31, 2016
Min Vol USA	Shares	Amount
Institutional
Shares sold	12,830	$128,301
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	12,830	$128,301

Class K
Shares sold	990,000	$9,900,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,002,830	$10,028,301

	Period July 13, 2016[1] to July 31, 2016
MF International	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

BLACKROCK FUNDS	JULY 31, 2016	39

Notes to Financial Statements (concluded)

	Period July 13, 2016[1] to July 31, 2016
MF International (concluded)	Shares	Amount
Class K
Shares sold	990,000	$9,900,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

MF USA
Institutional
Shares sold	10,000	$100,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

[1]	Commencement of operations.

At July 31, 2016, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
Min Vol EAFE	10,000	990,000
Min Vol USA	10,000	990,000
MF International	10,000	990,000
MF USA	10,000	990,000

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	BLACKROCK FUNDS	JULY 31, 2016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Min Vol EAFE Index Fund, BlackRock Min Vol USA Index Fund, BlackRock Multifactor International Index Fund and BlackRock Multifactor USA Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Min Vol EAFE Index Fund, BlackRock Min Vol USA Index Fund, BlackRock Multifactor International Index Fund and BlackRock Multifactor USA Index Fund (four of the funds constituting BlackRock Funds, hereafter collectively referred to as the “Funds”) at July 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period July 13, 2016 (commencement of operations) through July 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 26, 2016

BLACKROCK FUNDS	JULY 31, 2016	41

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on May 18-20, 2016 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, on behalf of BlackRock Min Vol EAFE Index Fund (“Min Vol EAFE Index Fund”), BlackRock Min Vol USA Index Fund (“Min Vol USA Index Fund”), BlackRock Multifactor International Index Fund (“Multifactor International Index Fund”) and BlackRock Multifactor USA Index Fund (“Multifactor USA Index Fund”), each portfolio of the Trust. Min Vol EAFE Index Fund, Min Vol USA Index Fund, Multifactor International Index Fund and Multifactor USA Index Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Agreement was the same agreement that had been previously approved by the Board with respect to certain other portfolios of the Trust. Each of the Funds commenced operations in July 2016.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Funds; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, with respect to each Fund, fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)1. The Board also received (a) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

42	BLACKROCK FUNDS	JULY 31, 2016

Disclosure of Investment Advisory Agreement (continued)

provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board noted that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: With respect to each Meeting, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because each Fund was newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in the Fund’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that with respect to each of Min Vol EAFE Index Fund and Min Vol USA Index Fund, the Fund’s contractual management fee rate ranked in the first quartile, and the estimated actual management fee rate and the estimated total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board noted that Multifactor USA Index Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and the estimated total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Multifactor International Index Fund’s contractual management fee rate ranked in the second quartile, and that the estimated actual management fee rate and the estimated total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that, with respect to each Fund, BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

BLACKROCK FUNDS	JULY 31, 2016	43

Disclosure of Investment Advisory Agreement (concluded)

Following consideration of this information, as pertinent, the Board, including the independent Board Members, concluded that, with respect to each Fund, the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As each Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Funds were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including a majority of the Independent Board Members, approved the Agreement between the Manager and the Trust, on behalf of each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

44	BLACKROCK FUNDS	JULY 31, 2016

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	33 RICs consisting of 156 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business from 1991 to 2014; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 156 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	33 RICs consisting of 156 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

				33 RICs consisting of 156 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	33 RICs consisting of 156 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	33 RICs consisting of 156 Portfolios	None

BLACKROCK FUNDS	JULY 31, 2016	45

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 156 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 156 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	108 RICs consisting of 231 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 329 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Trust.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998, Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

46	BLACKROCK FUNDS	JULY 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Richard Hoerner, CFA 1958	Vice President	Since 2009	Independent consultant since 2016; Managing Director of BlackRock, Inc. from 2000 to 2016; Chairman of the Global Cash Group from 2015 to 2016; Head of the Global Cash Group from 2013 to 2015; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee from 2005 to 2016.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110 Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	JULY 31, 2016	47

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

48	BLACKROCK FUNDS	JULY 31, 2016

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JULY 31, 2016	49

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MFMV-7/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Long/Short Equity Fund	$40,000	$31,000	$0	$0	$20,000	$13,850	$0	$0
BlackRock Global Long/Short Equity Fund	$40,000	$29,000	$0	$0	$20,000	$13,850	$0	$0
BlackRock Midcap Index Fund	$20,000	N/A	$0	N/A	$13,107	N/A	$0	N/A
BlackRock MSCI Asia ex Japan Index Fund	$20,000	N/A	$0	N/A	$14,127	N/A	$0	N/A
BlackRock MSCI World Index Fund	$20,000	N/A	$0	N/A	$14,127	N/A	$0	N/A

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-

adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$690,757	$602,463
(c) Tax Fees[2]	$11,821,636	$12,495,765
(d) All Other Fees[3]	$404,124	$558,341

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Long/Short Equity Fund	$20,000	$13,850

BlackRock Global Long/Short Equity Fund	$20,000	$13,850
BlackRock Midcap Index Fund	$13,107	N/A
BlackRock MSCI Asia ex Japan Index Fund	$14,127	N/A
BlackRock MSCI World Index Fund	$14,127	N/A

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 3, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 3, 2016